UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

High-Yield Tax-Exempt Fund Admiral™ Shares - VWALX

High-Yield Tax-Exempt Fund Investor Shares - VWAHX

Intermediate-Term Tax-Exempt Fund Admiral™ Shares - VWIUX

Intermediate-Term Tax-Exempt Fund Investor Shares - VWITX

Limited-Term Tax-Exempt Fund Admiral™ Shares - VMLUX

Limited-Term Tax-Exempt Fund Investor Shares - VMLTX

Long-Term Tax-Exempt Fund Admiral™ Shares - VWLUX

Long-Term Tax-Exempt Fund Investor Shares - VWLTX

Ultra-Short-Term Tax-Exempt Fund Admiral™ Shares - VWSUX

Ultra-Short-Term Tax-Exempt Fund Investor Shares - VWSTX

Municipal Money Market Fund Investor Shares - VMSXX

Tax-Exempt Bond Index Fund ETF Shares - VTEB

Tax-Exempt Bond Index Fund Admiral™ Shares - VTEAX

Intermediate-Term Tax-Exempt Bond ETF ETF Shares - VTEI

Vanguard High-Yield Tax-Exempt Fund

Admiral™ Shares (VWALX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Sector allocation and security selection also added value, while overall duration detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $50,000

	Admiral Shares	Bloomberg Municipal Bond Index
2014	$50,000	$50,000
2015	$51,546	$51,231
2015	$50,929	$50,583
2015	$51,010	$50,762
2015	$51,779	$51,434
2016	$53,250	$52,621
2016	$54,162	$53,260
2016	$55,707	$54,287
2016	$55,018	$53,521
2017	$53,434	$52,474
2017	$54,529	$53,337
2017	$55,995	$54,426
2017	$56,673	$54,694
2018	$56,716	$54,323
2018	$56,644	$54,167
2018	$57,601	$54,967
2018	$56,915	$54,414
2019	$58,566	$56,096
2019	$60,519	$57,503
2019	$62,275	$58,983
2019	$63,118	$59,539
2020	$64,813	$60,946
2020	$60,159	$58,746
2020	$65,070	$62,143
2020	$64,974	$61,679
2021	$67,819	$63,392
2021	$68,162	$63,296
2021	$69,795	$64,187
2021	$68,801	$63,305
2022	$67,806	$62,196
2022	$62,706	$58,306
2022	$63,809	$59,741
2022	$58,233	$55,721
2023	$63,867	$60,175
2023	$63,658	$59,982
2023	$64,178	$60,295
2023	$60,042	$57,195
2024	$66,797	$61,921
2024	$66,359	$61,231
2024	$68,461	$62,552
2024	$68,794	$62,740

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	14.58%	1.74%	3.24%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	1.6%
1 to 3 Years	3.5%
3 to 5 Years	4.8%
5 to 10 Years	14.3%
10 to 20 Years	29.2%
20 to 30 Years	33.4%
Greater than 30 Years	9.4%
Other Assets and Liabilities—Net	3.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$16,137
Number of Portfolio Holdings	3,354
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$1,542

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5044

Vanguard High-Yield Tax-Exempt Fund

Investor Shares (VWAHX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Sector allocation and security selection also added value, while overall duration detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Bloomberg Municipal Bond Index
2014	$10,000	$10,000
2015	$10,307	$10,246
2015	$10,182	$10,117
2015	$10,196	$10,152
2015	$10,347	$10,287
2016	$10,639	$10,524
2016	$10,819	$10,652
2016	$11,125	$10,857
2016	$10,984	$10,704
2017	$10,665	$10,495
2017	$10,881	$10,667
2017	$11,171	$10,885
2017	$11,303	$10,939
2018	$11,309	$10,865
2018	$11,292	$10,833
2018	$11,481	$10,993
2018	$11,342	$10,883
2019	$11,669	$11,219
2019	$12,056	$11,501
2019	$12,403	$11,797
2019	$12,569	$11,908
2020	$12,904	$12,189
2020	$11,975	$11,749
2020	$12,949	$12,429
2020	$12,928	$12,336
2021	$13,491	$12,678
2021	$13,557	$12,659
2021	$13,879	$12,838
2021	$13,678	$12,661
2022	$13,478	$12,439
2022	$12,462	$11,661
2022	$12,678	$11,948
2022	$11,568	$11,144
2023	$12,685	$12,035
2023	$12,641	$11,996
2023	$12,742	$12,059
2023	$11,918	$11,439
2024	$13,256	$12,384
2024	$13,167	$12,246
2024	$13,581	$12,510
2024	$13,644	$12,548

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	14.49%	1.66%	3.16%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	1.6%
1 to 3 Years	3.5%
3 to 5 Years	4.8%
5 to 10 Years	14.3%
10 to 20 Years	29.2%
20 to 30 Years	33.4%
Greater than 30 Years	9.4%
Other Assets and Liabilities—Net	3.8%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$16,137
Number of Portfolio Holdings	3,354
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$1,542

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR44

Vanguard Intermediate-Term Tax-Exempt Fund

Admiral™ Shares (VWIUX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1-15 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a strong performance, rallying in late 2023 and again in the summer and early fall amid signs of progress on inflation and the prospect of looser monetary policy.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Our allocation to 3% coupon bonds and positive security selection, especially in AA-rated bonds, added value. Overall duration and curve positioning were also positive.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $50,000

	Admiral Shares	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$51,051	$50,949	$51,231
2015	$50,466	$50,422	$50,583
2015	$50,600	$50,581	$50,762
2015	$51,263	$51,230	$51,434
2016	$52,438	$52,218	$52,621
2016	$52,950	$52,675	$53,260
2016	$53,728	$53,423	$54,287
2016	$53,175	$52,817	$53,521
2017	$52,140	$51,975	$52,474
2017	$52,995	$52,784	$53,337
2017	$53,903	$53,661	$54,426
2017	$54,166	$53,841	$54,694
2018	$53,707	$53,377	$54,323
2018	$53,505	$53,215	$54,167
2018	$54,245	$53,981	$54,967
2018	$53,777	$53,555	$54,414
2019	$55,442	$55,162	$56,096
2019	$56,621	$56,187	$57,503
2019	$58,052	$57,554	$58,983
2019	$58,474	$57,901	$59,539
2020	$59,704	$59,111	$60,946
2020	$57,785	$57,516	$58,746
2020	$60,902	$60,324	$62,143
2020	$60,680	$60,020	$61,679
2021	$62,151	$61,265	$63,392
2021	$62,079	$61,157	$63,296
2021	$62,788	$61,771	$64,187
2021	$62,101	$61,088	$63,305
2022	$61,046	$59,998	$62,196
2022	$57,756	$56,999	$58,306
2022	$59,105	$58,596	$59,741
2022	$55,895	$55,624	$55,721
2023	$59,766	$59,143	$60,175
2023	$59,654	$58,992	$59,982
2023	$59,766	$59,144	$60,295
2023	$57,445	$56,998	$57,195
2024	$61,648	$60,649	$61,921
2024	$61,120	$60,083	$61,231
2024	$62,325	$61,035	$62,552
2024	$62,585	$61,290	$62,740

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	8.95%	1.37%	2.27%
Bloomberg 1-15 Year Municipal Bond Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	2.7%
1 to 3 Years	6.2%
3 to 5 Years	7.5%
5 to 10 Years	23.0%
10 to 20 Years	46.3%
20 to 30 Years	10.2%
Greater than 30 Years	2.9%
Other Assets and Liabilities—Net	1.2%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$76,016
Number of Portfolio Holdings	14,035
Portfolio Turnover Rate	31%
Total Investment Advisory Fees (in thousands)	$7,199

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR542

Vanguard Intermediate-Term Tax-Exempt Fund

Investor Shares (VWITX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1-15 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a strong performance, rallying in late 2023 and again in the summer and early fall amid signs of progress on inflation and the prospect of looser monetary policy.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Our allocation to 3% coupon bonds and positive security selection, especially in AA-rated bonds, added value. Overall duration and curve positioning were also positive.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,208	$10,190	$10,246
2015	$10,089	$10,084	$10,117
2015	$10,114	$10,116	$10,152
2015	$10,244	$10,246	$10,287
2016	$10,477	$10,444	$10,524
2016	$10,577	$10,535	$10,652
2016	$10,730	$10,685	$10,857
2016	$10,616	$10,563	$10,704
2017	$10,407	$10,395	$10,495
2017	$10,575	$10,557	$10,667
2017	$10,753	$10,732	$10,885
2017	$10,803	$10,768	$10,939
2018	$10,709	$10,675	$10,865
2018	$10,666	$10,643	$10,833
2018	$10,812	$10,796	$10,993
2018	$10,717	$10,711	$10,883
2019	$11,047	$11,032	$11,219
2019	$11,279	$11,237	$11,501
2019	$11,562	$11,511	$11,797
2019	$11,644	$11,580	$11,908
2020	$11,886	$11,822	$12,189
2020	$11,502	$11,503	$11,749
2020	$12,120	$12,065	$12,429
2020	$12,073	$12,004	$12,336
2021	$12,363	$12,253	$12,678
2021	$12,347	$12,231	$12,659
2021	$12,485	$12,354	$12,838
2021	$12,346	$12,218	$12,661
2022	$12,134	$12,000	$12,439
2022	$11,478	$11,400	$11,661
2022	$11,744	$11,719	$11,948
2022	$11,103	$11,125	$11,144
2023	$11,870	$11,829	$12,035
2023	$11,846	$11,798	$11,996
2023	$11,865	$11,829	$12,059
2023	$11,402	$11,400	$11,439
2024	$12,234	$12,130	$12,384
2024	$12,127	$12,017	$12,246
2024	$12,364	$12,207	$12,510
2024	$12,413	$12,258	$12,548

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	8.86%	1.29%	2.18%
Bloomberg 1-15 Year Municipal Bond Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	2.7%
1 to 3 Years	6.2%
3 to 5 Years	7.5%
5 to 10 Years	23.0%
10 to 20 Years	46.3%
20 to 30 Years	10.2%
Greater than 30 Years	2.9%
Other Assets and Liabilities—Net	1.2%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$76,016
Number of Portfolio Holdings	14,035
Portfolio Turnover Rate	31%
Total Investment Advisory Fees (in thousands)	$7,199

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR42

Vanguard Limited-Term Tax-Exempt Fund

Admiral™ Shares (VMLUX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1-5 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened, leading the markets to presume that interest rates had peaked. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $50,000

	Admiral Shares	Bloomberg 1-5 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,384	$50,333	$51,231
2015	$50,127	$50,124	$50,583
2015	$50,237	$50,295	$50,762
2015	$50,617	$50,697	$51,434
2016	$50,999	$51,005	$52,621
2016	$51,151	$51,187	$53,260
2016	$51,542	$51,569	$54,287
2016	$51,331	$51,249	$53,521
2017	$50,935	$51,008	$52,474
2017	$51,419	$51,505	$53,337
2017	$51,862	$51,912	$54,426
2017	$51,931	$51,926	$54,694
2018	$51,637	$51,630	$54,323
2018	$51,533	$51,437	$54,167
2018	$52,111	$52,110	$54,967
2018	$51,931	$51,842	$54,414
2019	$52,873	$52,834	$56,096
2019	$53,428	$53,302	$57,503
2019	$54,282	$54,271	$58,983
2019	$54,445	$54,383	$59,539
2020	$55,093	$55,053	$60,946
2020	$54,257	$54,380	$58,746
2020	$56,040	$56,035	$62,143
2020	$56,065	$56,005	$61,679
2021	$56,678	$56,485	$63,392
2021	$56,678	$56,493	$63,296
2021	$56,962	$56,734	$64,187
2021	$56,672	$56,459	$63,305
2022	$56,019	$55,583	$62,196
2022	$54,472	$53,880	$58,306
2022	$55,502	$55,140	$59,741
2022	$53,910	$53,319	$55,721
2023	$55,952	$55,334	$60,175
2023	$55,858	$55,105	$59,982
2023	$56,032	$55,244	$60,295
2023	$55,388	$54,489	$57,195
2024	$57,452	$56,459	$61,921
2024	$57,426	$56,193	$61,231
2024	$58,324	$57,043	$62,552
2024	$58,862	$57,550	$62,740

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	6.27%	1.57%	1.65%
Bloomberg 1-5 Year Municipal Bond Index	5.62%	1.14%	1.42%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	16.9%
1 to 3 Years	24.5%
3 to 5 Years	22.9%
5 to 10 Years	27.5%
10 to 20 Years	2.0%
20 to 30 Years	4.7%
Greater than 30 Years	0.6%
Other Assets and Liabilities—Net	0.9%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$30,272
Number of Portfolio Holdings	7,177
Portfolio Turnover Rate	50%
Total Investment Advisory Fees (in thousands)	$2,927

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR531

Vanguard Limited-Term Tax-Exempt Fund

Investor Shares (VMLTX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1-5 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened, leading the markets to presume that interest rates had peaked. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Bloomberg 1-5 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,075	$10,067	$10,246
2015	$10,022	$10,025	$10,117
2015	$10,042	$10,059	$10,152
2015	$10,115	$10,139	$10,287
2016	$10,189	$10,201	$10,524
2016	$10,218	$10,237	$10,652
2016	$10,293	$10,314	$10,857
2016	$10,248	$10,250	$10,704
2017	$10,166	$10,202	$10,495
2017	$10,260	$10,301	$10,667
2017	$10,346	$10,382	$10,885
2017	$10,357	$10,385	$10,939
2018	$10,296	$10,326	$10,865
2018	$10,273	$10,287	$10,833
2018	$10,386	$10,422	$10,993
2018	$10,349	$10,368	$10,883
2019	$10,535	$10,567	$11,219
2019	$10,643	$10,660	$11,501
2019	$10,811	$10,854	$11,797
2019	$10,841	$10,877	$11,908
2020	$10,968	$11,011	$12,189
2020	$10,799	$10,876	$11,749
2020	$11,152	$11,207	$12,429
2020	$11,155	$11,201	$12,336
2021	$11,275	$11,297	$12,678
2021	$11,272	$11,299	$12,659
2021	$11,327	$11,347	$12,838
2021	$11,267	$11,292	$12,661
2022	$11,135	$11,117	$12,439
2022	$10,825	$10,776	$11,661
2022	$11,027	$11,028	$11,948
2022	$10,709	$10,664	$11,144
2023	$11,112	$11,067	$12,035
2023	$11,092	$11,021	$11,996
2023	$11,124	$11,049	$12,059
2023	$10,994	$10,898	$11,439
2024	$11,401	$11,292	$12,384
2024	$11,394	$11,239	$12,246
2024	$11,570	$11,409	$12,510
2024	$11,674	$11,510	$12,548

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	6.19%	1.49%	1.56%
Bloomberg 1-5 Year Municipal Bond Index	5.62%	1.14%	1.42%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	16.9%
1 to 3 Years	24.5%
3 to 5 Years	22.9%
5 to 10 Years	27.5%
10 to 20 Years	2.0%
20 to 30 Years	4.7%
Greater than 30 Years	0.6%
Other Assets and Liabilities—Net	0.9%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$30,272
Number of Portfolio Holdings	7,177
Portfolio Turnover Rate	50%
Total Investment Advisory Fees (in thousands)	$2,927

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR31

Vanguard Long-Term Tax-Exempt Fund

Admiral™ Shares (VWLUX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Sector allocation, coupon and call allocations, and security selection also added value, while overall duration detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $50,000

	Admiral Shares	Bloomberg Municipal Bond Index
2014	$50,000	$50,000
2015	$51,451	$51,231
2015	$50,708	$50,583
2015	$50,933	$50,762
2015	$51,635	$51,434
2016	$53,171	$52,621
2016	$54,006	$53,260
2016	$55,222	$54,287
2016	$54,473	$53,521
2017	$53,112	$52,474
2017	$54,055	$53,337
2017	$55,302	$54,426
2017	$55,790	$54,694
2018	$55,610	$54,323
2018	$55,359	$54,167
2018	$56,195	$54,967
2018	$55,503	$54,414
2019	$57,333	$56,096
2019	$59,027	$57,503
2019	$60,735	$58,983
2019	$61,467	$59,539
2020	$63,041	$60,946
2020	$60,271	$58,746
2020	$64,359	$62,143
2020	$64,014	$61,679
2021	$66,148	$63,392
2021	$66,158	$63,296
2021	$67,353	$64,187
2021	$66,417	$63,305
2022	$65,364	$62,196
2022	$60,564	$58,306
2022	$61,845	$59,741
2022	$56,992	$55,721
2023	$62,349	$60,175
2023	$62,097	$59,982
2023	$62,368	$60,295
2023	$58,513	$57,195
2024	$64,739	$61,921
2024	$63,924	$61,231
2024	$65,685	$62,552
2024	$65,896	$62,740

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	12.62%	1.40%	2.80%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	1.1%
1 to 3 Years	1.0%
3 to 5 Years	1.8%
5 to 10 Years	9.2%
10 to 20 Years	36.3%
20 to 30 Years	39.9%
Greater than 30 Years	7.3%
Other Assets and Liabilities—Net	3.4%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$17,706
Number of Portfolio Holdings	3,732
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$1,713

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR543

Vanguard Long-Term Tax-Exempt Fund

Investor Shares (VWLTX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Sector allocation, coupon and call allocations, and security selection also added value, while overall duration detracted.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Bloomberg Municipal Bond Index
2014	$10,000	$10,000
2015	$10,288	$10,246
2015	$10,138	$10,117
2015	$10,181	$10,152
2015	$10,319	$10,287
2016	$10,624	$10,524
2016	$10,788	$10,652
2016	$11,028	$10,857
2016	$10,875	$10,704
2017	$10,601	$10,495
2017	$10,786	$10,667
2017	$11,032	$10,885
2017	$11,127	$10,939
2018	$11,088	$10,865
2018	$11,036	$10,833
2018	$11,200	$10,993
2018	$11,061	$10,883
2019	$11,423	$11,219
2019	$11,759	$11,501
2019	$12,096	$11,797
2019	$12,240	$11,908
2020	$12,551	$12,189
2020	$11,997	$11,749
2020	$12,808	$12,429
2020	$12,737	$12,336
2021	$13,159	$12,678
2021	$13,158	$12,659
2021	$13,393	$12,838
2021	$13,204	$12,661
2022	$12,992	$12,439
2022	$12,036	$11,661
2022	$12,288	$11,948
2022	$11,321	$11,144
2023	$12,383	$12,035
2023	$12,331	$11,996
2023	$12,382	$12,059
2023	$11,614	$11,439
2024	$12,847	$12,384
2024	$12,683	$12,246
2024	$13,030	$12,510
2024	$13,069	$12,548

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	12.53%	1.32%	2.71%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	1.1%
1 to 3 Years	1.0%
3 to 5 Years	1.8%
5 to 10 Years	9.2%
10 to 20 Years	36.3%
20 to 30 Years	39.9%
Greater than 30 Years	7.3%
Other Assets and Liabilities—Net	3.4%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$17,706
Number of Portfolio Holdings	3,732
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$1,713

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR43

Vanguard Ultra-Short-Term Tax-Exempt Fund

Admiral™ Shares (VWSUX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Having a relatively long duration stance and shifting exposure from floating-rate securities to fixed-rate securities also added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $50,000

	Admiral Shares	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,096	$50,098	$51,231
2015	$50,064	$50,117	$50,583
2015	$50,135	$50,183	$50,762
2015	$50,295	$50,379	$51,434
2016	$50,397	$50,463	$52,621
2016	$50,505	$50,527	$53,260
2016	$50,725	$50,728	$54,287
2016	$50,668	$50,580	$53,521
2017	$50,640	$50,643	$52,474
2017	$50,906	$50,890	$53,337
2017	$51,118	$51,064	$54,426
2017	$51,202	$51,123	$54,694
2018	$51,144	$51,067	$54,323
2018	$51,190	$51,071	$54,167
2018	$51,575	$51,526	$54,967
2018	$51,589	$51,455	$54,414
2019	$52,075	$51,971	$56,096
2019	$52,366	$52,270	$57,503
2019	$52,861	$52,800	$58,983
2019	$53,012	$52,916	$59,539
2020	$53,380	$53,273	$60,946
2020	$53,128	$53,238	$58,746
2020	$53,972	$53,898	$62,143
2020	$54,042	$53,904	$61,679
2021	$54,262	$54,108	$63,392
2021	$54,302	$54,167	$63,296
2021	$54,397	$54,254	$64,187
2021	$54,308	$54,175	$63,305
2022	$54,008	$53,827	$62,196
2022	$53,358	$53,096	$58,306
2022	$53,909	$53,805	$59,741
2022	$53,300	$52,987	$55,721
2023	$54,331	$54,021	$60,175
2023	$54,469	$53,983	$59,982
2023	$54,797	$54,297	$60,295
2023	$54,819	$54,281	$57,195
2024	$56,095	$55,371	$61,921
2024	$56,303	$55,459	$61,231
2024	$57,099	$56,275	$62,552
2024	$57,613	$56,680	$62,740

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	5.10%	1.68%	1.43%
Bloomberg 1 Year Municipal Bond Index	4.42%	1.38%	1.26%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	32.2%
1 to 3 Years	35.8%
3 to 5 Years	18.9%
5 to 10 Years	4.9%
10 to 20 Years	3.2%
20 to 30 Years	3.9%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.6%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$14,432
Number of Portfolio Holdings	3,184
Portfolio Turnover Rate	91%
Total Investment Advisory Fees (in thousands)	$1,487

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR541

Vanguard Ultra-Short-Term Tax-Exempt Fund

Investor Shares (VWSTX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  The biggest contributor to the Fund’s outperformance was an overweight to credit through high-yield, BBB-rated, and A-rated bonds. Having a relatively long duration stance and shifting exposure from floating-rate securities to fixed-rate securities also added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,017	$10,020	$10,246
2015	$10,009	$10,023	$10,117
2015	$10,021	$10,037	$10,152
2015	$10,051	$10,076	$10,287
2016	$10,069	$10,093	$10,524
2016	$10,089	$10,105	$10,652
2016	$10,130	$10,146	$10,857
2016	$10,115	$10,116	$10,704
2017	$10,107	$10,129	$10,495
2017	$10,158	$10,178	$10,667
2017	$10,198	$10,213	$10,885
2017	$10,212	$10,225	$10,939
2018	$10,198	$10,213	$10,865
2018	$10,204	$10,214	$10,833
2018	$10,279	$10,305	$10,993
2018	$10,281	$10,291	$10,883
2019	$10,376	$10,394	$11,219
2019	$10,432	$10,454	$11,501
2019	$10,528	$10,560	$11,797
2019	$10,556	$10,583	$11,908
2020	$10,627	$10,655	$12,189
2020	$10,575	$10,648	$11,749
2020	$10,741	$10,780	$12,429
2020	$10,752	$10,781	$12,336
2021	$10,794	$10,822	$12,678
2021	$10,800	$10,833	$12,659
2021	$10,817	$10,851	$12,838
2021	$10,797	$10,835	$12,661
2022	$10,735	$10,765	$12,439
2022	$10,604	$10,619	$11,661
2022	$10,711	$10,761	$11,948
2022	$10,588	$10,597	$11,144
2023	$10,790	$10,804	$12,035
2023	$10,816	$10,797	$11,996
2023	$10,879	$10,859	$12,059
2023	$10,881	$10,856	$11,439
2024	$11,132	$11,074	$12,384
2024	$11,171	$11,092	$12,246
2024	$11,327	$11,255	$12,510
2024	$11,426	$11,336	$12,548

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	5.01%	1.60%	1.34%
Bloomberg 1 Year Municipal Bond Index	4.42%	1.38%	1.26%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	32.2%
1 to 3 Years	35.8%
3 to 5 Years	18.9%
5 to 10 Years	4.9%
10 to 20 Years	3.2%
20 to 30 Years	3.9%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.6%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$14,432
Number of Portfolio Holdings	3,184
Portfolio Turnover Rate	91%
Total Investment Advisory Fees (in thousands)	$1,487

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR41

Vanguard Municipal Money Market Fund

Investor Shares (VMSXX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Municipal Money Market Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of October 31, 2024)

1 to 7 Days	90.6%
8 to 30 Days	1.1%
31 to 60 Days	2.6%
61 to 90 Days	0.5%
91 to 180 Days	0.8%
Over 180 Days	4.0%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$18,046
Number of Portfolio Holdings	917
Total Investment Advisory Fees (in thousands)	$4,019

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR45

Vanguard Tax-Exempt Bond Index Fund

ETF Shares (VTEB) NYSE Arca

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the S&P National AMT-Free Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. In September 2024, the Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened, leading the markets to presume that interest rates had peaked. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  As a whole, revenue bonds returned a little more than general obligation bonds. Lower-quality and longer-dated bonds performed best.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 21, 2015, Through October 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	S&P National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
8/21/15	$10,000	$10,000	$10,000
10/31/15	$10,085	$10,083	$10,095
1/31/16	$10,331	$10,326	$10,328
4/30/16	$10,450	$10,453	$10,453
7/31/16	$10,644	$10,645	$10,655
10/31/16	$10,518	$10,519	$10,504
1/31/17	$10,301	$10,299	$10,299
4/30/17	$10,454	$10,452	$10,468
7/31/17	$10,656	$10,655	$10,682
10/31/17	$10,717	$10,721	$10,735
1/31/18	$10,652	$10,662	$10,662
4/30/18	$10,593	$10,607	$10,631
7/31/18	$10,747	$10,764	$10,788
10/31/18	$10,626	$10,643	$10,680
1/31/19	$10,947	$10,962	$11,010
4/30/19	$11,215	$11,230	$11,238
7/31/19	$11,517	$11,529	$11,576
10/31/19	$11,621	$11,631	$11,686
1/31/20	$11,887	$11,893	$11,962
4/30/20	$11,464	$11,473	$11,530
7/31/20	$12,098	$12,103	$12,197
10/31/20	$12,014	$12,020	$12,106
1/31/21	$12,333	$12,340	$12,442
4/30/21	$12,316	$12,325	$12,423
7/31/21	$12,477	$12,492	$12,598
10/31/21	$12,326	$12,348	$12,425
1/31/22	$12,118	$12,143	$12,207
4/30/22	$11,395	$11,416	$11,444
7/31/22	$11,675	$11,693	$11,725
10/31/22	$10,932	$10,949	$10,936
1/31/23	$11,751	$11,782	$11,810
4/30/23	$11,720	$11,750	$11,772
7/31/23	$11,761	$11,795	$11,834
10/31/23	$11,184	$11,217	$11,225
1/31/24	$12,104	$12,139	$12,153
4/30/24	$11,953	$11,982	$12,018
7/31/24	$12,202	$12,236	$12,277
10/31/24	$12,246	$12,277	$12,314

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/21/15
ETF Shares Net Asset Value	9.50%	1.05%	2.23%
ETF Shares Market Price	9.54%	1.06%	2.24%
S&P National AMT-Free Municipal Bond Index	9.46%	1.09%	2.26%
Bloomberg Municipal Bond IndexFootnote Reference*	9.70%	1.05%	2.29%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The Bloomberg Municipal Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	4.8%
1 to 3 Years	8.9%
3 to 5 Years	8.0%
5 to 10 Years	18.9%
10 to 20 Years	30.2%
20 to 30 Years	26.7%
Greater than 30 Years	2.8%
Other Assets and Liabilities—Net	(0.3%)

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$37,879
Number of Portfolio Holdings	10,209
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$679

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4391

Vanguard Tax-Exempt Bond Index Fund

Admiral™ Shares (VTEAX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed in line with its benchmark, the S&P National AMT-Free Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. In September 2024, the Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. investment-grade bonds posted strong gains for the fiscal year.

  Muni bonds turned in a very strong performance. In late 2023, they rallied as inflation continued to fall and economic data weakened, leading the markets to presume that interest rates had peaked. And in the summer and early fall, cooling consumer prices and the Fed’s move to loosen monetary policy led to more gains.

  As a whole, revenue bonds returned a little more than general obligation bonds. Lower-quality and longer-dated bonds performed best.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 25, 2015, Through October 31, 2024

Initial investment of $10,000

	Admiral Shares	S&P National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
8/25/15	$10,000	$10,000	$10,000
10/31/15	$10,093	$10,093	$10,099
1/31/16	$10,340	$10,335	$10,332
4/30/16	$10,463	$10,463	$10,457
7/31/16	$10,656	$10,655	$10,659
10/31/16	$10,533	$10,528	$10,508
1/31/17	$10,316	$10,309	$10,303
4/30/17	$10,465	$10,462	$10,472
7/31/17	$10,672	$10,665	$10,686
10/31/17	$10,729	$10,731	$10,739
1/31/18	$10,665	$10,672	$10,666
4/30/18	$10,606	$10,617	$10,635
7/31/18	$10,761	$10,774	$10,792
10/31/18	$10,639	$10,653	$10,684
1/31/19	$10,960	$10,973	$11,014
4/30/19	$11,229	$11,240	$11,290
7/31/19	$11,533	$11,540	$11,581
10/31/19	$11,635	$11,642	$11,690
1/31/20	$11,901	$11,905	$11,966
4/30/20	$11,475	$11,484	$11,534
7/31/20	$12,108	$12,114	$12,201
10/31/20	$12,021	$12,031	$12,110
1/31/21	$12,343	$12,352	$12,447
4/30/21	$12,324	$12,336	$12,428
7/31/21	$12,485	$12,504	$12,603
10/31/21	$12,329	$12,359	$12,429
1/31/22	$12,122	$12,154	$12,212
4/30/22	$11,398	$11,427	$11,448
7/31/22	$11,675	$11,704	$11,730
10/31/22	$10,931	$10,960	$10,940
1/31/23	$11,749	$11,793	$11,815
4/30/23	$11,719	$11,761	$11,777
7/31/23	$11,759	$11,806	$11,839
10/31/23	$11,178	$11,227	$11,230
1/31/24	$12,096	$12,151	$12,158
4/30/24	$11,943	$11,994	$12,022
7/31/24	$12,193	$12,248	$12,282
10/31/24	$12,239	$12,289	$12,319

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/25/15
Admiral Shares	9.49%	1.02%	2.22%
S&P National AMT-Free Municipal Bond Index	9.46%	1.09%	2.27%
Bloomberg Municipal Bond IndexFootnote Reference*	9.70%	1.05%	2.30%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The Bloomberg Municipal Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	4.8%
1 to 3 Years	8.9%
3 to 5 Years	8.0%
5 to 10 Years	18.9%
10 to 20 Years	30.2%
20 to 30 Years	26.7%
Greater than 30 Years	2.8%
Other Assets and Liabilities—Net	(0.3%)

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$37,879
Number of Portfolio Holdings	10,209
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$679

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR591

Vanguard Intermediate-Term Tax-Exempt Bond ETF

ETF Shares (VTEI) CBOE BZX Exchange, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Bond ETF (the "Fund") for the period of January 26, 2024, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

How did the Fund perform during the reporting period?

  From its inception on January 26 through October 31, 2024, the Fund performed roughly in line with its benchmark, the S&P Intermediate Term National AMT-Free Municipal Bond Index. The Fund seeks to track the performance of a benchmark index that measures the investment-grade segment of the U.S. municipal bond market with remaining maturities between one month and twenty years.

  Even with some negative monthly returns, investment-grade bonds posted strong gains for the fiscal period.

  Muni bonds returned less than their taxable counterparts. Enthusiasm for munis and fixed-income securities in general waned in early 2024, owing in part to the expected timeline for interest rate cuts getting pushed back.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 26, 2024, Through October 31, 2024

Initial investment of $10,000

	ETF Shares Net Asset Value	S&P Intermediate Term National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
1/26/24	$10,000	$10,000	$10,000
2024	$10,146	$10,153	$10,193

Average Annual Total Returns

Since Inception 1/26/24
ETF Shares Net Asset Value	1.46%
ETF Shares Market Price	1.64%
S&P Intermediate Term National AMT-Free Municipal Bond Index	1.53%
Bloomberg Municipal Bond IndexFootnote Reference*	1.93%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The Bloomberg Municipal Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of October 31, 2024)

Less than 1 Year	5.6%
1 to 3 Years	13.5%
3 to 5 Years	10.7%
5 to 10 Years	26.8%
10 to 20 Years	43.1%
20 to 30 Years	0.9%
Other Assets and Liabilities—Net	(0.6%)

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$274
Number of Portfolio Holdings	2,178
Portfolio Turnover Rate	30%
Total Investment Advisory Fees (in thousands)	$2

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since January 26, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV037

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a) Audit Fees.	$259,000	$224,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$259,000	$224,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard High-Yield Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	64
Tax information	65

High-Yield Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.0%)
Alabama (3.9%)
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	9/1/44	1,065	1,038
Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,056
Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,112
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	30,735	30,867
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	32,705	33,940
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	35,105	37,444
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	28,430	28,336
Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	27,765	27,881
Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	1,475	1,484
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	9,400	9,440
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,090	12,219
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	27,535	27,662
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	17,525	18,588
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	4,200	4,521
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	3,255	3,517
Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	32,165	34,336
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	740	749
Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	20,000	21,237
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	21,125	22,886
DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,648
DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	5,555
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	3,695	4,040
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	13,050	14,511
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	26,395	28,407
Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/54	2,085	2,190
Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.500%	10/1/54	2,115	2,221
Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.000%	10/1/56	1,235	1,237
Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,353
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,130	11,491
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,670	13,584
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	611
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	585
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	660
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	515
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	605
Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	2,923
Jefferson County AL Sewer Revenue	5.250%	10/1/49	22,165	23,641
Jefferson County AL Sewer Revenue	5.500%	10/1/53	26,665	28,865
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	5,000	5,350
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	3,500	3,843
Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,437
Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	5.000%	6/1/54	10,050	10,260
Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,805
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	31,385	33,597
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	10,950	11,007
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	3,470	3,739
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	7,945	8,289
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	37,035	39,194
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,655	1,756
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	9,655	10,379
UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	1,985
UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,061
UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,057
1

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/42	7,715	7,722
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/54	5,000	4,791
					631,227
Alaska (0.0%)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	3,525	3,537
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	3,000	2,991
[1]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,217
					6,208
Arizona (1.6%)
	Arizona Board of Regents College & University Revenue	5.500%	7/1/48	2,100	2,348
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/49	2,110	2,083
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.375%	7/1/53	1,000	1,012
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/54	2,500	2,431
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.500%	7/1/58	1,100	1,119
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	841
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,683
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Project)	5.000%	7/15/39	2,075	2,093
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Project)	5.000%	7/15/49	1,675	1,650
[1]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/50	2,365	2,323
[1]	Arizona IDA Charter School Aid Revenue (Doral Academy of Northern Nevada Project)	4.000%	7/15/56	475	389
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/31	250	248
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/41	405	369
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/52	840	710
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	655
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	683
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	8,135	6,945
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/40	920	932
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/50	1,500	1,498
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	3.000%	12/15/31	595	549
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/41	725	654
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/51	1,275	1,052
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,008
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,006
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	501
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,541
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	6,875	6,487
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	5,000	5,086
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/54	2,000	2,029
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/58	1,500	1,521
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	400
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	891
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	202
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	5.000%	9/1/27	23,110	23,666
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.100%	6/15/28	7,500	7,532
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.000%	6/1/29	39,900	39,909
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	329
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	251
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	748
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,252
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	377
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	294
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	473
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,482
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/54	2,525	2,484
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	1,115
[1]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	125	124
[1]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	420
[1]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	1,881
[1]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	6,392
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,365	1,511
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,755	1,930
2

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,010	1,105
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,335	1,455
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	2,200	2,368
[1]	Maricopa County IDA Industrial Revenue	4.000%	10/15/47	4,950	4,391
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	1,000	1,017
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,000	1,028
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	1,700	1,740
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,205	2,254
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,709
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,040
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	3,000	2,692
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	5,000	4,159
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	1,640	1,364
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/52	2,150	2,087
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	4,400	3,580
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	700	570
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,035
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	23,500	25,764
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	8,828
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,975	2,141
[1]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/58	8,525	8,851
[1]	Sierra Vista IDA Charter School Aid Revenue (Champion Schools Project)	6.375%	6/15/64	1,635	1,633
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,484
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project)	4.250%	3/1/28	10,420	10,453
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/49	1,500	1,620
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/54	8,980	9,647
					261,124
Arkansas (0.6%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,047
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,090	3,090
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,425
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	975	972
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,000	997
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	6,219
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	6,192
[1]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	20,000	19,507
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/55	1,500	1,573
	Osceola AR Sewer Revenue PUT	5.500%	1/2/26	37,000	37,126
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.250%	3/1/53	4,000	4,271
[4]	Searcy AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/44	3,700	3,593
					90,012
California (8.5%)
[5,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	5,768
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,748
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/42	4,250	4,624
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/49	8,500	9,069
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/54	7,500	7,935
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	26,037
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	5,460	5,784
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	29,440	31,128
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	19,920	21,507
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	9,660	10,646
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	19,940	21,388
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	25,655	27,678
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	47,775	51,307
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	20,745	20,926
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	60,000	64,133
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	16,795	16,941
[4]	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	9/1/32	16,275	17,404
[4]	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	9/1/32	20,000	21,563
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	10/1/32	32,890	35,242
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,230
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	4,455	4,063
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,435	4,658
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	13,000	10,670
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	17,370	13,061
3

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	13,750	11,341
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,235	3,517
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	2,850
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	13,649
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,045	7,397
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/57	2,000	1,391
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,910	1,766
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,040
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	405	411
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,495	1,405
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,668
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	7,233
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,000	1,202
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	9,228
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,616
	California GO	5.000%	10/1/42	6,000	6,354
	California GO	3.000%	12/1/43	1,500	1,253
	California GO	3.000%	12/1/46	3,000	2,417
	California GO	5.000%	8/1/49	1,665	1,835
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,495	1,613
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,810	9,329
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	13,518	13,630
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	4,917	5,050
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,794	4,718
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	21,489	20,604
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,616	11,713
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,167	3,257
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,674
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	7,000	6,920
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,500	1,499
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.125%	7/1/54	1,500	1,491
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.250%	7/1/64	1,000	1,001
[1]	California Municipal Finance Authority Charter School Aid Revenue (Belle Mente Montessori Academy Project)	5.000%	6/1/28	295	300
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	890	890
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	1,994
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,160
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,787
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,508
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	7,163
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,513
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/40	1,265	1,254
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,968
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/31	3,100	3,210
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/33	4,000	4,125
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	5,250	4,823
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/47	3,000	3,024
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/54	1,650	1,777
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/64	2,000	2,174
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,193
	California Municipal Finance Authority Resource Recovery Revenue PUT	3.875%	3/1/34	16,500	16,599
	California Municipal Finance Authority Special Tax Revenue	5.750%	9/1/53	1,850	2,002
	California Pollution Control Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	7/2/29	10,000	10,358
	California Pollution Control Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	7/2/29	8,000	8,180
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/37	2,300	2,482
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/38	2,000	2,152
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/45	1,200	1,256
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,260
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,865	1,830
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,480
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	1,110	1,038
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,139
[5]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	6,805	1,955
[1]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	5,020
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	13,650	13,840
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	3,520	3,224
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/48	8,000	8,184
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	20,613
4

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,990
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,120
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,607
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,487
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,775	1,792
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/51	1,985	1,745
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,576
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,888
[1]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	5,121
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,500	3,890
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,819
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	1,000	843
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,750	3,807
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,804
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	2,000	1,686
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	4,037
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	13,050	10,837
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/46	2,000	1,599
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,890	7,705
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	8,870	7,336
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,840	3,714
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,855	4,828
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,150
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	8,500	7,511
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/56	5,000	3,448
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	11,440	8,029
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	11,920	9,050
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,210	18,528
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	6,915
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	5,930	4,121
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	717
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,828
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	4,500	3,226
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	1,500	1,095
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	7,175	5,156
[5]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,466
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	515
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	1,000	1,180
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	10,036	9,888
[1,7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,505	8,339
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	2,164
[8]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	9,249
[1]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	10,500	9,515
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,394
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	4,740	4,754
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,846
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,771
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	846
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,544
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,630
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	984
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/46	9,860	9,374
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	12,499
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	18,000	19,410
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,887
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	6,916
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	5,695	5,369
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,172
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	4.000%	11/15/31	140	145
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	11/15/31	105	115
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/46	2,270	1,888
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,210
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,106
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,532
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,530
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,567
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,269
5

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,557
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	5,855	6,208
[5]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	4,000	3,442
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	639
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	523
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	498
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	497
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	557
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	673
[9]	Palomar Health GO	0.000%	8/1/33	8,805	6,187
	Palomar Health GO	4.000%	8/1/35	4,000	3,900
[9]	Palomar Health GO	7.000%	8/1/38	10,740	12,107
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,625
[2]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,604
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	10,000	4,781
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,951
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	2,013
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	6,026
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,749
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,479
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	5,896
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,213
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	4,990
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,044
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/37	4,500	4,945
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/38	3,500	3,833
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,535
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	8,435	7,900
[2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	11,310	10,482
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	3,000	3,088
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	1,995	1,980
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	580	587
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,226
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,432
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,378
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	5,000	5,248
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,700
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,686
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,377
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	18,760	19,300
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/44	5,000	5,396
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	3,085
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/49	9,890	9,255
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	19,010	19,524
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/50	2,845	2,651
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	12,490	12,804
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/29	110	111
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/29	270	273
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	2,000	1,844
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	4,337
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,568
[2]	San Francisco Community College District GO	3.000%	6/15/45	5,000	4,032
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	13,241
6

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,753
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	15,445	16,416
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,308
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	40	40
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	5,716
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/46	3,500	697
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,500	2,579
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,386
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	1,000	1,078
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	1,500	1,202
[5]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,351
	Washington Township Health Care District GO	5.500%	8/1/53	750	836
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,669
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,315
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	4,376
[2]	West Contra Costa Unified School District GO	4.000%	8/1/54	2,930	2,878
					1,378,718
Colorado (2.6%)
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	14,190
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	572
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	1,031
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	2,262
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	488
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	596
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,165
[1]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,061
	Canyons Metropolitan District No. 5 GO	6.500%	12/1/54	3,150	3,247
[2]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	1,989
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/29	1,120	1,081
[1]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	15,573	15,607
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	425	375
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	579	480
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,018
	Colorado COP	6.000%	12/15/40	5,000	5,904
	Colorado COP	6.000%	12/15/41	3,570	4,187
	Colorado COP	5.000%	11/1/49	13,095	14,155
	Colorado COP	5.000%	11/1/53	4,285	4,606
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,379
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,505
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,649
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,847
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,413
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,476
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	6,275	6,162
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,210
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,855	4,238
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	3,205	3,059
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,000	12,348
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	13,680	12,534
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/54	8,585	9,034
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	1,927
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	1,045
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	956
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	3,700	4,083
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.480%	3/1/44	1,145	1,121
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	12,000	13,016
[5]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/54	1,000	1,054
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	2,000	2,183
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	1,000	1,090
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	764
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,410
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	899	898
[4]	Crowfoot Valley Ranch Metropolitan District No. 2 GO	6.125%	12/15/54	2,855	2,855
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	23,600	23,445
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,161
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/37	700	793
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/38	1,000	1,129
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/39	1,250	1,406
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/40	750	840
7

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/41	1,000	1,114
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/41	1,325	1,489
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/42	2,000	2,094
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,536
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	1,000	1,110
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/43	1,060	1,172
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/43	10,000	9,489
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/45	8,750	9,711
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/47	3,955	4,100
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/48	32,850	30,423
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	12/1/48	15,500	16,007
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	7,101
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	10,250	11,047
[1]	DIATC Metropolitan District GO	5.000%	12/1/39	2,735	2,700
[1]	DIATC Metropolitan District GO	5.000%	12/1/49	3,500	3,355
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	11,000	9,302
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,142
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,080	1,204
[11]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.979%	9/1/39	5,275	5,274
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,686
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,951
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,563
[9]	Gypsum CO Sewer Revenue	5.000%	12/1/54	4,885	5,202
	Hess Ranch Metropolitan District No. 5 Special Assessment Revenue	6.000%	12/1/43	1,500	1,531
[1]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,825
	Meridian Ranch Metropolitan District GO	6.750%	12/1/52	3,425	3,474
[5]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,251	4,036
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,307
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,393
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/46	2,150	2,299
[1]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,330	1,335
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	448
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	550
[1]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	743
[1]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	6,043
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,650	1,661
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	492
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,715	4,722
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	396
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,219	4,615
	Southglenn Metropolitan District GO	3.500%	12/1/26	4,000	3,926
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,620
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	5,675	5,620
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	322
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,496
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	734	736
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/54	1,472	1,492
	Trails at Crowfoot Metropolitan District No. 3 GO	6.875%	12/15/52	1,375	1,343
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,550
[5]	Vauxmont Metropolitan District GO	3.250%	12/15/50	5,825	4,787
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,868	1,802
[1]	West Meadow Metropolitan District GO	6.000%	12/1/38	1,000	1,033
[1]	West Meadow Metropolitan District GO	6.500%	12/1/50	2,750	2,866
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	681
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,304
[6]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	731
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/54	4,000	4,277
[5]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,536
					421,808
Connecticut (0.7%)
	Connecticut GO	3.000%	1/15/34	1,000	944
	Connecticut GO	3.000%	1/15/36	1,050	972
	Connecticut GO	3.000%	1/15/37	1,045	957
	Connecticut GO	3.000%	1/15/38	2,070	1,877
	Connecticut GO	3.000%	1/15/39	2,400	2,136
	Connecticut GO	3.000%	1/15/40	4,815	4,222
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	1,225	1,204
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	1,640	1,783
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,280	2,520
8

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,391
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,681
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,757
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,789
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/53	5,060	5,353
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.375%	7/1/54	2,000	2,003
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,235	2,193
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,000	1,999
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,728
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,471
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	998
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,866
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,250	2,120
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,201
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	3,810	3,602
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,567
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,378
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,748
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/15/48	4,300	4,627
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,090	7,262
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,868
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	7/15/53	3,150	3,061
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Church Home of Hartford Inc. Project)	5.000%	9/1/53	3,460	3,288
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	3,225	3,125
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/51	4,250	3,862
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	3,500	3,504
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,327
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	1,175	1,200
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	6,065	5,670
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/34	3,690	3,689
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/42	1,000	989
[1]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/41	575	521
[1]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/51	1,655	1,367
					108,820
Delaware (0.1%)
[1]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	9,957	8,061
[1]	Bridgeville DE Special Obligation Revenue	5.250%	7/1/44	875	908
[1]	Bridgeville DE Special Obligation Revenue	5.625%	7/1/53	1,000	1,046
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,437
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,258
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	418
[1]	Millsboro DE Special Obligation Revenue	5.125%	7/1/38	3,000	2,962
					19,090
District of Columbia (1.5%)
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	500	511
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,431
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	823
	District of Columbia Charter School Aid Revenue	5.625%	6/1/44	500	521
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,016
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,288
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,946
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,459
	District of Columbia Charter School Aid Revenue	5.750%	6/1/54	1,000	1,033
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,125
	District of Columbia Charter School Aid Revenue	6.000%	6/1/58	1,000	1,046
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,045
	District of Columbia College & University Revenue	5.000%	10/1/30	4,825	4,825
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,515
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,811
	District of Columbia GO	5.250%	1/1/48	6,625	7,226
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,142
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,505
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,016
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,301
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,625
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	530	529
9

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,014
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	897
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,000	997
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,404
	District of Columbia Income Tax Revenue	5.250%	5/1/48	10,000	10,941
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,056
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	10,000	10,811
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	3,738
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	2,942
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,101
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/36	2,175	2,319
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,336
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,693
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	2,335	2,483
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,604
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,107
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	1,860	1,972
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,351
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,061
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/39	1,775	1,935
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,925
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/40	2,575	2,795
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	950	925
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/41	2,750	2,997
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/42	3,000	3,153
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/44	5,000	5,219
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	7,646
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	23,427
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,650	12,871
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,780	5,427
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	31,951
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,000	4,280
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	4,905	5,298
					241,415
Florida (5.1%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	496
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	7,170	6,661
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,825
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,663
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	13,984
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,064
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,335
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,320	3,415
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/53	3,125	3,073
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/58	5,000	4,858
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,735	1,686
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,459
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,481
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,699
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,739
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	3,292
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	23,457
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	40,000	2,796
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/41	710	627
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/51	1,725	1,400
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/56	695	550
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,218
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,012
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,181
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	8,526
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	6,204
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/39	640	642
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/49	1,255	1,203
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/54	1,075	1,016
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/55	1,000	985
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,989
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,532
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	4,059
10

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	60
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	9,500	9,668
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.750%	5/1/54	1,000	1,016
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	12,925	11,760
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,172
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,015	1,009
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,038
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,050	1,035
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,170	1,144
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	539
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	609
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	693
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	2,955
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/54	840	852
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/59	900	907
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,008
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	5.000%	9/15/40	1,000	961
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	5.000%	9/15/50	7,950	7,221
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/35	650	631
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/45	600	535
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/55	1,100	918
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/57	625	626
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/57	710	711
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	1,700	1,631
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	6,217
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	3,847
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/49	2,500	2,618
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/55	9,015	9,410
[1]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.250%	6/1/59	1,000	1,014
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/38	25,000	25,655
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/41	15,140	15,353
	Florida Development Finance Corp. Transit Revenue	5.500%	7/1/53	10,000	10,321
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	1,325	1,348
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	9,917
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	10,000	7,349
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.125%	12/1/54	3,000	2,834
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	1,826
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,540
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	3,700	3,782
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	6,335	6,542
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	7,420	8,245
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,247
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	1,017
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	8,000	8,133
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	11,750	10,936
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/54	9,600	10,283
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,010
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	3,890
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/55	750	740
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	3,135	3,459
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,468
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	3,067
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,316
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.500%	10/1/54	5,000	5,458
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	9,280	8,619
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	19,365	17,588
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	2,957
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	990
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	1,981
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,515
11

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	5,000	5,545
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/29	265	268
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/39	1,255	1,256
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/49	825	787
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/54	825	773
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,510	1,635
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,595	1,721
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,305	2,480
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/49	8,500	9,081
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	1,000	1,002
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/29	1,000	1,002
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/54	7,000	7,212
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/52	1,000	927
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,491
[4]	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/37	5,000	5,232
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	9,870	11,000
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/46	7,000	6,527
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/51	5,000	4,555
[4]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/42	10,000	10,984
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	10,000	10,681
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,523
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,039
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,692
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,095
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,890
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	3,250	1,315
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/54	4,055	4,312
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	1,000	911
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,822
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,325	5,018
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/40	1,677	1,631
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,852
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,850	5,689
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	10,711
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/52	17,080	18,001
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,132
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	4,898
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	2,750	2,671
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	4,135	3,933
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,794
[1]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/54	1,500	1,458
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/54	1,000	1,016
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/37	2,295	2,342
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/42	2,795	2,789
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	14,520	13,604
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	8,000	8,379
	Osceola County Expressway Authority Highway Revenue, Prere.	6.250%	10/1/31	7,540	8,869
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	943
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,373
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,342
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/41	1,000	444
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,371
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,343
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	5,000	4,544
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/48	3,900	3,993
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/53	1,350	1,373
[4]	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/41	1,850	2,023
[4]	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/42	1,500	1,634
[4]	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/43	1,025	1,112
[4]	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/44	1,220	1,319
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.125%	6/1/54	5,000	5,027
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,110	2,125
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,000	1,011
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	630	630
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	9,410	8,877
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,945
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project)	11.500%	7/1/27	6,000	7,612
12

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,024
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,454
	Parrish Lakes Community Development District Special Assessment Revenue	5.800%	5/1/54	1,700	1,700
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	10,000	10,859
[5]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,775	4,133
[5]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	10,675	11,834
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/46	1,685	1,319
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	5.000%	6/1/56	2,605	2,288
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/38	1,345	1,356
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	4,295	4,379
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	380	384
[1]	Polk County FL IDA Industrial Revenue	5.875%	1/1/33	3,750	3,345
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,146
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,116
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,030
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,346
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,422
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,015
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,185	1,202
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41	7,500	7,772
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,405	5,976
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,315	7,709
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/51	1,660	1,389
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/56	955	781
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	11,155	10,963
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	6,145	6,153
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,650
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,443
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	6,062
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/45	7,680	7,253
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	452
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/53	2,600	638
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	2,908
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	4,575	4,801
[4]	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/55	1,500	1,532
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,543
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,041
	Village Community Development District No. 13 Special Assessment Revenue	5.500%	5/1/53	2,880	2,993
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.800%	5/1/55	4,750	4,740
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,539
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	6.000%	5/1/54	1,640	1,668
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/43	1,550	1,579
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/53	2,330	2,375
					823,216
Georgia (3.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/44	5,250	5,570
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/39	4,500	4,772
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	3,735	3,942
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/41	7,000	7,614
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/42	8,290	8,994
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,106
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	986
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/49	5,300	5,668
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/54	9,700	10,302
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/53	12,500	13,210
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	835
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,823
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	1,995
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,009
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	210
13

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	467
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	515
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	257
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere. (Polk Medical Center Project)	5.000%	7/1/26	5,270	5,427
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere. (Polk Medical Center Project)	5.000%	7/1/26	5,000	5,165
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	402
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	402
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	401
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,345
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	15,875	14,989
[5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	17,975	17,622
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	4/1/53	6,000	6,341
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.750%	4/1/53	6,020	6,724
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,385	2,244
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,123
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,318
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,062
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	4,730	4,664
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	7,395	7,314
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	5,000	4,746
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,092
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,895
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	3,540	2,979
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,876
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	11,070	9,055
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/54	5,000	4,447
[1]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	5,413
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,331
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,490	1,574
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	19,555	19,954
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,975	6,095
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/62	4,025	4,135
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	2,600	2,706
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	5,300	5,606
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	6,710	7,159
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,220	1,223
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	8,805	9,546
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	1,650	1,626
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/42	1,285	1,288
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,814
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	820
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	3,750	3,983
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	2,730	2,899
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	17,460	17,984
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	14,410	14,525
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	4,325	4,375
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	18,985	19,226
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	2,435	2,579
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	5,735	5,797
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	31,340	33,215
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	13,025	13,838
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	34,840	37,057
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	9,325	9,940
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	7,555	8,111
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	23,160	24,617
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	21,035	22,429
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	25,630	27,311
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	20,290	21,722
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	8/1/49	1,300	1,300
[1]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	22,388
14

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/49	1,500	1,547
[1]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	17,610	16,957
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.125%	10/1/39	1,635	1,511
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.250%	10/1/49	3,440	3,014
					575,523
Guam (0.5%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	411
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	281
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	727
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	561
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,321
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,651
	Guam Department of Education COP	5.000%	2/1/40	6,280	6,157
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	360	363
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	505
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	400	411
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	650	668
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	450	470
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	500	522
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	800	848
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,060
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	795	852
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/45	1,250	1,321
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	8,150	8,352
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	4,350	4,519
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	4,150	4,224
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,686
	Guam Income Tax Revenue	5.000%	12/1/35	750	762
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	1,065	1,112
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	137
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	2,315	2,436
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	3,125	3,311
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	2,510	2,675
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,008
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	695	682
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,205	2,083
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,784
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,660	1,576
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,085
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,086
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,331
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	500	543
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,232
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	195	213
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,385
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	220	240
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	5,125	5,234
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	2,485	2,633
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	850	911
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	1,125	1,191
	Port Authority of Guam Port, Airport & Marina Revenue	5.000%	7/1/35	720	736
					73,296
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,580
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	8,092
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	7,095
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	2,740	2,701
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/39	6,765	5,529
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,256
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,071
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,611
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	901
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	739
[4]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	3,955	4,473
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/54	8,710	9,573
					46,621
15

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Idaho (0.1%)
[1]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/53	1,493	1,542
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/38	1,335	1,311
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/40	1,445	1,409
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/46	2,150	2,020
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/51	3,100	2,857
[1]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	15,750	14,427
					23,566
Illinois (6.5%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	250	261
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,000	1,070
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,500	1,580
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,230	1,334
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,265	1,367
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	1,925	2,002
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	25,275	27,559
[10]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,378
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,235
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,974
[10,12]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,896
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,129
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,585
[1]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,341
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,150
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,185	881
[10,12]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,848
[5]	Chicago Board of Education GO	5.000%	12/1/31	625	651
	Chicago Board of Education GO	5.000%	12/1/31	1,100	1,136
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,544
[5]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,037
[5]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,294
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,028
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,016
	Chicago Board of Education GO	5.000%	12/1/36	5,000	5,112
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,471
	Chicago Board of Education GO	4.000%	12/1/38	3,000	2,737
	Chicago Board of Education GO	5.000%	12/1/38	4,970	5,054
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,180
	Chicago Board of Education GO	4.000%	12/1/41	8,000	7,027
	Chicago Board of Education GO	5.000%	12/1/41	3,575	3,600
	Chicago Board of Education GO	4.000%	12/1/43	1,000	858
	Chicago Board of Education GO	7.000%	12/1/44	36,450	37,241
	Chicago Board of Education GO	6.500%	12/1/46	13,500	13,930
[1]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,396
	Chicago Board of Education GO	4.000%	12/1/47	13,750	11,348
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,764
	Chicago Board of Education GO	6.000%	12/1/49	27,500	29,748
	Chicago IL GO	0.000%	1/1/31	4,915	3,825
	Chicago IL GO	5.000%	1/1/33	3,920	4,168
	Chicago IL GO	4.000%	1/1/38	12,994	12,702
[10]	Chicago IL GO	0.000%	1/1/39	5,250	2,705
	Chicago IL GO	5.000%	1/1/39	2,100	2,149
	Chicago IL GO	5.500%	1/1/39	2,580	2,771
	Chicago IL GO	4.000%	1/1/40	4,041	3,834
	Chicago IL GO	5.000%	1/1/40	2,000	2,044
	Chicago IL GO	5.500%	1/1/40	1,000	1,068
	Chicago IL GO	5.500%	1/1/41	1,000	1,048
	Chicago IL GO	5.500%	1/1/43	5,880	6,108
	Chicago IL GO	4.000%	1/1/44	5,644	5,131
	Chicago IL GO	5.000%	1/1/44	14,595	14,962
	Chicago IL GO	5.000%	1/1/45	20,330	20,786
	Chicago IL GO	4.000%	1/1/49	8,252	7,210
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/40	1,715	1,899
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	1,000	1,070
[5]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,570	5,967
[5]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	16,930	18,462
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,500	1,542
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,250	2,339
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,490	2,606
16

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,890	6,237
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/38	1,000	1,121
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	4,000	4,207
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/39	1,820	2,027
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/40	5,000	5,233
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/40	1,535	1,702
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	4,000	4,167
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	550	581
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,055
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,009
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	155
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,533
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,225
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,530
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,342
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,040
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,386
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	10,967
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,364
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,556
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,763
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	2,998
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,228
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	2,200	2,400
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	2,625	2,833
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	1,700	1,847
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/44	1,350	1,462
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/45	2,000	2,159
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,015
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/53	4,845	4,708
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	2,150	2,207
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	10,636
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/59	9,000	9,675
[2]	Chicago Park District GO	5.000%	1/1/37	1,240	1,316
[2]	Chicago Park District GO	5.000%	1/1/40	1,880	1,977
	Chicago Park District GO	5.000%	1/1/42	1,210	1,282
	Chicago Park District GO	5.000%	1/1/44	1,210	1,275
	Chicago Park District GO	5.000%	1/1/45	2,360	2,473
	Chicago Park District GO	5.000%	1/1/45	1,600	1,694
	Chicago Park District GO	5.000%	1/1/46	1,100	1,162
	Chicago Park District GO	5.000%	1/1/47	1,750	1,843
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	8,500	7,972
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,151
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,615
	Cook County IL GO	5.000%	11/15/31	715	789
	Cook County IL GO	5.000%	11/15/34	1,150	1,185
[5]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	891
[1]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/36	6,170	5,605
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	2,275	2,281
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,000	940
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,753
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	513
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,628
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,389
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	11,979
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,626
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,309
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,029
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,409
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/44	1,250	1,298
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/49	1,705	1,756
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/51	1,000	1,029
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	490	488
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,100
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,167
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,562
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,734
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,427
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,930
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	1,553
17

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,888
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,153
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	1,150
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,809
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,070
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,255
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	6,795	6,736
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/42	5,000	5,153
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,105	4,033
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	10,000	9,425
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,155
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	6,400	6,077
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,529
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	9,540	9,060
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	9,910	6,361
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,152
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	2,145	2,229
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	2,873
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,010
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,079
	Illinois GO	5.000%	11/1/29	10,395	10,872
	Illinois GO	4.000%	6/1/33	1,575	1,576
	Illinois GO	4.000%	12/1/33	9,000	9,020
	Illinois GO	5.000%	3/1/34	1,000	1,078
	Illinois GO	4.000%	6/1/34	1,780	1,777
	Illinois GO	4.000%	10/1/34	1,000	1,003
	Illinois GO	5.000%	5/1/35	1,000	1,037
	Illinois GO	5.000%	7/1/35	13,130	14,279
	Illinois GO	4.125%	10/1/36	4,500	4,452
	Illinois GO	5.000%	5/1/37	2,835	3,060
	Illinois GO	4.000%	7/1/37	8,010	7,945
	Illinois GO	4.000%	10/1/37	1,000	990
	Illinois GO	5.250%	5/1/38	1,985	2,165
	Illinois GO	4.000%	10/1/38	5,000	4,917
	Illinois GO	4.000%	3/1/39	1,550	1,521
	Illinois GO	5.250%	5/1/39	4,990	5,421
	Illinois GO	5.500%	5/1/39	1,500	1,621
	Illinois GO	4.000%	10/1/39	2,475	2,422
	Illinois GO	5.250%	5/1/40	5,805	6,285
	Illinois GO	3.000%	12/1/40	2,500	2,099
	Illinois GO	5.250%	5/1/41	6,850	7,388
	Illinois GO	4.000%	10/1/41	2,000	1,928
	Illinois GO	5.500%	3/1/42	3,000	3,278
	Illinois GO	5.250%	5/1/42	6,565	7,055
	Illinois GO	5.250%	5/1/43	4,425	4,739
	Illinois GO	5.250%	5/1/43	4,300	4,672
	Illinois GO	5.125%	10/1/43	5,500	5,854
	Illinois GO	5.250%	5/1/45	5,060	5,461
	Illinois GO	5.750%	5/1/45	7,095	7,700
	Illinois GO	4.250%	10/1/45	4,250	4,099
	Illinois GO	5.250%	5/1/47	7,915	8,495
	Illinois GO	5.500%	5/1/47	10,415	11,243
	Illinois GO	5.000%	12/1/48	10,000	10,479
	Illinois GO	5.250%	5/1/49	3,500	3,738
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	2,000	2,184
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,075	4,508
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,000	5,248
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,480	7,133
[5]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,273
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,340
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,852
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,846
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,947
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,536
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,732
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	4,247
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	394
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	406
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,726
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	1,145
18

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,691
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	1,007
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	2,004
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	904
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	5,057
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,568
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	234
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,426
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	987
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,222
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	12,000	5,262
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	16,275	15,101
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	31,725	28,989
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	10,395
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/51	21,800	6,463
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/40	3,935	3,907
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	14,885	15,231
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,012
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	4,954
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	23,275
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	4,895
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,071
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,445	1,543
[5]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/58	5,350	5,722
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/40	2,600	2,851
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,608
					1,056,418
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/43	1,625	1,818
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,374
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/44	2,500	2,627
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	11,870	12,558
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.750%	3/1/54	5,000	5,349
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,241
[1]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	8,500	3,985
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	1,190	1,203
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	6.750%	5/1/39	2,000	2,294
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	1,060	1,083
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	3,940	4,067
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	500	549
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	600	653
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	678
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,241
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/53	5,000	5,472
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/53	3,500	3,802
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	3,500	3,746
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	6,395	6,875
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/35	1,100	1,169
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/36	1,450	1,578
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/37	1,380	1,498
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/54	4,750	5,010
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.500%	1/1/34	3,250	3,305
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.875%	1/1/44	3,750	3,827
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	5.000%	1/1/54	7,000	7,103
					93,105
Iowa (0.3%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/27	1,000	1,014
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	500	437
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	4,620	4,601
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Tamid Waterloo Project)	8.250%	1/1/52	5,000	4,847
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT, Prere.	4.000%	12/1/32	6,250	6,689
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT, Prere.	5.000%	12/1/32	2,000	2,283
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project), Prere.	5.000%	12/1/32	2,500	2,854
[13]	Iowa Finance Authority Industrial Revenue PUT	3.875%	4/1/26	10,000	10,017
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,595
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,107
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	5,063
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	6,200	5,791
19

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	2,259
					51,557
Kansas (0.2%)
[1,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/38	6,000	6,027
[1,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/42	3,500	3,516
[5]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,593
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,444
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	1,733
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	986
[1]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,365	1,395
[5]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/41	1,135	1,206
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	13,701
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,570	1,538
					33,139
Kentucky (1.7%)
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,010	1,026
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,512
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	11,190	10,959
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	7,475	7,300
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	8,500	8,300
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	12,000	11,732
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,888
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,078
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,766
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,869
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,201
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,567
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	18,975	19,007
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	14,810	14,844
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	11,225	11,277
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	17,165	17,302
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	33,115	35,124
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	9,390	9,494
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	5,805	6,304
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	34,390	36,863
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/33	3,065	3,610
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	3,000	3,505
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	1,020	1,129
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/41	1,150	1,301
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/40	1,290	1,434
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	1,775	1,751
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/42	1,195	1,313
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,345	1,310
	Louisville Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,935	3,938
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,475	1,595
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	1,715	1,840
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,067
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	11,265	11,537
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	998
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/54	15,605	16,702
					271,443
Louisiana (1.1%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,751
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.500%	6/15/38	1,000	1,014
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.625%	6/15/48	4,490	4,515
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corporation Project)	3.500%	11/1/32	4,415	4,286
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/37	385	424
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/38	250	275
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/39	275	300
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,920
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,392
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,674
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,130
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,009
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	106
20

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Highway Revenue	5.500%	9/1/59	34,000	36,259
	Louisiana Public Facilities Authority Highway Revenue	5.750%	9/1/64	28,500	30,833
[5]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,533
[1]	Louisiana Public Facilities Authority Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	20,825	20,836
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	771
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	880
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	608
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	509
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	763
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,727
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	508
[4]	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/40	6,000	6,418
[4]	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/41	8,500	9,071
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,261
[5]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,341
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,000	1,048
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,097
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	3,970	3,997
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	1,065	970
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	500	490
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,045	1,019
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	775	737
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	630	580
					174,052
Maine (0.3%)
[1]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	13,000	4,240
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	781
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	548
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	752
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	931
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,106
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,927
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,573
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,680	4,776
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	4,256
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,043
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,813
	University of Maine System College & University Revenue	5.500%	3/1/57	5,850	6,284
	University of Maine System College & University Revenue	5.500%	3/1/62	7,635	8,176
					47,206
Maryland (1.4%)
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,254
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	561
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	173
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,440
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	631
[7]	Freddie Mac Pool	3.650%	12/1/37	3,530	3,332
[7]	Freddie Mac Pool	3.600%	1/1/41	7,461	6,689
[1]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,012
[1]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,100	4,920
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	885	887
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,727
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,712
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,173
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	6,670
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	400	401
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	964
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	956
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,557
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	3,615	3,624
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	1,210	1,185
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	3,015	2,953
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	2,580	2,666
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,355	2,517
21

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,061
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,058
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,055
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,334
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,278
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,774
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,463
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,558
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	7,315
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	201
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	178
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	149
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	180
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	195
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	333
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	383
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	332
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,049
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	2,695	2,452
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,513
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	7,620	6,432
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,752
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,854
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,166
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,476
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/39	4,125	4,334
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/42	3,120	3,240
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	7,415	7,700
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,283
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.500%	6/1/47	2,250	2,363
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	886
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,100
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,113
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	567
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,149
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,262
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	239
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	8,585	8,030
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	2,710	2,788
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,358
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,360	3,516
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,058
[1,11]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	3.780%	7/1/41	15,335	15,335
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,448
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/54	15,000	15,984
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,699
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,346
	Prince George's County MD COP	5.000%	10/1/48	10,000	10,321
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	9,016
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,639
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	1,500	1,479
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	5,120	4,879
					224,677
Massachusetts (1.8%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,265
	Ashland MA GO	3.000%	8/1/52	3,500	2,700
	Belmont MA GO	4.000%	9/15/43	2,335	2,349
	Belmont MA GO	4.000%	9/15/44	2,430	2,437
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,001
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,607
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	9,062
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,532
	Commonwealth of Massachusetts GO	5.000%	11/1/52	10,000	10,655
	Commonwealth of Massachusetts GO	5.000%	8/1/54	20,000	21,498
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/49	1,925	2,007
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	5,000	5,313
22

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/54	5,000	5,361
	Lowell MA GO	2.000%	9/1/40	1,460	1,053
	Lowell MA GO	2.000%	9/1/41	1,440	1,015
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	7,997
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,298
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,056
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	592
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,557
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,511
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,450	2,390
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,070
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	1,983
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,036
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	828
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,396
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	1,500	1,203
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	2,500	2,533
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	802
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	994
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,039
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,082
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,169
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,871
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,087
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,075
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,115
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	975	914
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,787
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,704
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	523
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,740
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,286
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	979
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	8,635	7,618
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	3,000	2,395
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	480
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	1,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,000	3,562
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	1,500	1,512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	900	924
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	9,000	8,660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	7,355	7,859
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	14,860	14,912
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/54	920	937
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/60	785	793
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/28	1,000	1,030
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/31	1,070	1,100
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/43	8,170	8,210
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	6,000	6,019
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	3,000	3,000
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	577
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,234
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	931
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,604
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,296
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	3,675	3,811
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	240	237
23

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	3,030	2,597
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	8,205	7,507
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	852
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,625	1,586
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,600	2,784
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	4,000	4,090
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,170
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,261
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/39	1,340	1,384
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	15,649
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	7,000	7,360
	Waltham MA GO	3.000%	8/15/42	1,165	1,013
	Waltham MA GO	3.000%	8/15/43	1,195	1,025
	Waltham MA GO	3.000%	8/15/44	1,235	1,038
	Waltham MA GO	3.000%	8/15/45	1,260	1,047
					287,634
Michigan (1.5%)
	Detroit MI GO	6.000%	5/1/43	1,000	1,125
	Detroit MI GO	5.500%	4/1/45	250	263
	Detroit MI GO	5.500%	4/1/50	250	261
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,200
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,222
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,365
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,776
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/48	1,500	1,653
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,061
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,847
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,050
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,827
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,050	1,144
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,044
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,341
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,790
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	3,250	3,266
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	920	891
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	899
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	621
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,113
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	1,690	1,521
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,632
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,524
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,355
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,214
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,530
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,303
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	9,950	9,405
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/49	2,375	2,626
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/50	8,210	7,488
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	3,000	2,708
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/54	4,470	4,288
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	11,005	11,364
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,010
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	2,016
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	19,873
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,245
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	10,445	11,215
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	505	505
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	7,755	8,290
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	10,815	11,766
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	3,705	4,099
[5]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	9,879
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,770
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	6/30/48	4,750	4,813
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Company Exempt Facilities Project) PUT	3.875%	6/3/30	15,115	15,254
24

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.125%	8/1/27	6,000	5,999
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/49	1,600	1,762
	Novi Community School District GO	5.000%	5/1/38	1,905	2,057
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,061
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	555	529
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,492
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,621
[15]	Trenton Public Schools School District GO	5.000%	5/1/42	5,000	5,202
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,049
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,854
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,521
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,212
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,049
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,029
					244,989
Minnesota (0.7%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,135
	Anoka MN Health, Hospital, Nursing Home Revenue (The Homestead at Anoka Inc. Project)	5.500%	11/1/46	2,980	2,932
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	687
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	431
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	455
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	301
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,105
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/51	1,400	1,168
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/56	1,080	881
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,028
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,027
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	871
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	511
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	510
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	255
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	235
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	255
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	305
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/40	13,050	13,758
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	9,250	9,707
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,364
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,183
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	854
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	626
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,799
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	8,815
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,000	1,069
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	1,235	1,236
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	746	741
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	1,205	793
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	985	978
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,170	2,308
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	980	1,053
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,735	1,892
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	3,715	4,175
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	11,565	11,678
	Osseo Independent School District No. 279 GO	4.000%	2/1/40	6,050	6,077
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,153
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/54	6,410	6,766
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	700
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,217
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,551
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	2,010	1,810
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	198
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	246
					108,839
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,191
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,458
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,005
25

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/41	4,500	3,700
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,045
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,041
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/35	2,000	2,107
					16,547
Missouri (1.4%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,290	2,208
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	114
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,762
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,827
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	3/1/41	1,150	1,100
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,137
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,157
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	1,000	1,001
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/34	2,155	2,150
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/35	1,485	1,482
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/36	3,000	2,985
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/37	4,155	4,115
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/46	2,985	3,047
[5]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	5,965
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/50	1,935	1,787
[5]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/57	6,900	6,226
[5]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/57	5,000	5,093
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/42	2,498	2,510
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/44	4,660	4,908
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	780	782
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.325%	8/15/47	1,390	1,395
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.825%	8/15/47	1,380	1,385
[1]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	590	577
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,852
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,305
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	1/1/39	7,205	7,012
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,579
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	6,035	6,686
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	917
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	11,760
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	4,840	5,064
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	35,000	32,789
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,560	11,652
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/35	1,065	1,078
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	2,195	2,182
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/43	1,030	1,105
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	9,015	9,070
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/33	17,460	17,531
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/31	1,810	1,726
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/37	2,700	2,614
[1]	Shrewsbury MO Tax Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/36	3,710	3,547
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	2,000
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,038
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	3,001
[1]	St. Johns County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Program)	5.250%	5/15/39	5,100	2,384
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/48	1,000	1,005
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/49	1,000	1,004
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	9/1/53	3,000	3,015
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,248
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	988
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/53	3,400	1,589
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,288
	St. Louis Missouri IDA Lease (Appropriation) Revenue (Ballpark Village Development Project)	3.875%	11/15/29	990	934
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	2,485	2,374
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,611
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,025
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,022
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,021
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,020
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/54	2,390	2,538
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	1,045
26

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,222
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	965
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,117
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,000	905
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,215	1,057
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	835
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,215	970
					219,403
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	10/1/32	4,200	4,191
[14]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,460
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	639
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,448
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	921
					9,659
Multiple States (0.5%)
[1,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,630	4,162
[7,11]	Freddie Mac Multifamily Certificates	4.155%	5/25/41	9,990	9,884
[7,11]	Freddie Mac Multifamily Certificates	4.520%	8/25/41	11,982	12,325
[1,7]	Freddie Mac Multifamily Certificates	4.563%	4/25/42	6,497	6,801
[7,11]	Freddie Mac Multifamily Certificates	2.990%	4/25/43	7,942	6,774
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	7,303	6,945
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.996%	12/25/36	9,871	9,747
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,933	4,052
[7,11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.411%	8/25/40	6,963	7,059
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.545%	10/25/40	9,974	10,276
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	7,400	7,376
					85,401
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,000	5,306
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	512
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,210	40,310
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	9,685	10,216
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	22,134
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	5,000	5,383
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,072
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,057
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	9,960	9,599
					106,589
Nevada (0.2%)
	Clark County NV GO	5.000%	5/1/48	5,000	5,168
[2]	Clark County School District GO	3.000%	6/15/41	3,470	2,922
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	885	882
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/51	495	424
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	445	403
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,255	1,952
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.250%	12/1/47	550	558
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.500%	12/1/53	600	610
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	970	920
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	645	502
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,415	1,000
	Las Vegas NV Special Improvement District No. 817 Summerlin Village 29 Special Assessment Revenue	6.000%	6/1/48	315	328
	Las Vegas NV Special Improvement District No. 817 Summerlin Village 29 Special Assessment Revenue	6.000%	6/1/53	1,000	1,033
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	545	527
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	730	700
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	740	706
[1]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/47	1,585	1,591
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,170	1,088
[1]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/52	1,780	1,810
[1]	Reno NV Sales Tax Revenue TRAN	0.000%	7/1/58	17,500	2,449
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,273
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects) PUT	4.125%	10/1/29	3,000	3,009
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects) PUT	4.125%	10/1/29	5,000	5,015
					36,870
New Hampshire (0.9%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	14,091	14,077
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,855
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,695
27

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,426
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	6,000	6,110
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,305
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	4,000	4,151
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	670	562
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,646
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/54	6,500	6,708
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	1,002
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	2,002
[1,4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/30	16,430	16,430
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	9,000	8,823
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	2,750	2,718
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/32	3,395	3,398
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	8,875	8,428
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	11,970	11,185
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	5,366	5,250
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.035%	10/20/41	7,389	7,095
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue	5.375%	12/15/35	8,500	8,512
[1,4]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	4,140	4,138
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	4,470	4,569
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	500
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,178
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,186
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	894
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	817
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	12,000	11,273
					145,933
New Jersey (3.2%)
	Atlantic City NJ GO	5.000%	12/1/24	620	620
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,133
	Atlantic City NJ GO	5.000%	12/1/26	365	364
	Atlantic City NJ GO	5.000%	12/1/29	125	125
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,019
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	275
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,305
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	4,290	4,535
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	5,185	5,469
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,000	1,040
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,365	2,393
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	2,120	2,127
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	2,140	2,095
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	5,385	5,545
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,821
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,973
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,965
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,929
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	1,000	1,126
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,889
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,228
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	506
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	1,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,127
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	502
[1,3]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	1,935
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,577
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,462
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,650
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,155
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	3,000	3,072
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Company Project)	4.000%	8/1/59	4,200	3,751
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Company Project)	5.000%	8/1/59	3,750	3,825
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,068
28

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,066
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,159
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,669
	New Jersey GO	2.000%	6/1/33	6,175	5,023
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,048
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,000	3,134
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,000	3,124
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	14,543
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	9,000	9,762
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	1,085	1,074
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,764
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,375
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	7,228
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,260	3,792
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,125	4,096
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	3,545	3,670
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,340
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,448
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	4,370	4,603
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,398
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,611
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	6,172
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	720
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	8,285	8,262
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	1,001
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	1,071
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	3,937
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	4,009
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,500	1,645
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	3,790	3,800
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	2,660	2,875
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	2,090	2,250
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	5,500	5,781
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	15,556
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	2,500	2,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	8,210	8,764
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,120	20,309
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	6,685	7,266
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,172
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,774
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	536
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,975
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,502
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	2,000	1,983
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	11,000	10,643
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	7,876
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,738
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/40	21,000	20,819
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,352
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	4,000	4,390
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	20,465	22,269
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	853
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,839
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	14,875	8,045
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	1,590	960
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	2,300	1,324
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	15,721
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	8,500	9,317
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	10,937
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	6,780	7,453
[5]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	3,190	3,658
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,186
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,286
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,406
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	11,951
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	8,485	8,094
29

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,386
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,660	8,821
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	7,475	7,496
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,578
					510,073
New Mexico (0.3%)
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	1,000	1,017
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	48,046
					49,063
New York (11.2%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	5.000%	6/1/64	1,500	1,509
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,125
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,925
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	4,650	4,721
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	716
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/37	1,000	891
[1]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/62	2,250	2,360
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	525	461
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	2,490	1,958
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/43	525	540
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/63	2,750	2,818
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,071
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,451
[1]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	7,000	6,843
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,426
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	7,215
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	15,600	15,781
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,875	4,402
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,641
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	10,410
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,755
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,158
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,194
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,404
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	5,225
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	4,000	3,121
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,337
[7]	Freddie Mac Pool	4.400%	10/1/40	8,900	9,218
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	6,381
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	973
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	862
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	679
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,016
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,520
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/50	12,500	13,474
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/51	2,000	2,155
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/52	2,740	2,950
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,930
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,435
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,709
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	402
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,035
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,015
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	3,895	4,105
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	2,140	2,148
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	11,185	11,069
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	13,915	13,771
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,630	12,070
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,230	15,962
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	7,365	7,179
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,495	5,356
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	8,500	8,919
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,857
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	16,000	15,369
30

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,760	3,612
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	10,000	10,623
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	5,615	6,230
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	3,500	3,328
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	9,983
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,965	10,473
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,095	1,039
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	11,005	11,896
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	6,500	6,152
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,000	4,732
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	805	834
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	6,430	6,049
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,500	1,570
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	32,500	32,523
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Highland Hospital of Rochester Project)	3.000%	7/1/50	5,000	3,783
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/38	1,740	1,686
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/39	3,010	2,902
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	11,165	10,216
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/31	1,150	1,178
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,502
	Nassau County NY GO	4.000%	4/1/54	5,000	4,816
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	5,955
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	290	285
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	5,000	5,020
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	1,000	1,014
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	625	559
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	5,000	3,926
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,331
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,197
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	6,420
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	9,020	6,626
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	8,796
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	5,000	5,187
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	3,106
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,428
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,450	2,719
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,400	2,510
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	3,575	3,752
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	6,090	6,603
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	740	808
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	10,000	10,508
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,503
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,524
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,219
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,169
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	7,740	8,068
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	9,525	8,138
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,706
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,850	3,051
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	5,815	6,209
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	1,685	1,324
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,250	979
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,750	5,984
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	5,000	5,279
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/47	5,000	5,586
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	7,775	8,457
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,743
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,360
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,789
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	3,740	1,152
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,542
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	3,925	3,142
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,730	4,505
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,362
31

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,705	6,707
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	6,063
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	6,855	6,412
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	9,880	9,192
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	27,520	25,355
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,237
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	6,879
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,806
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	32,820	24,243
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,855	7,501
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,500	7,271
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	6,925	7,946
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	4/1/33	710	704
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	10/1/33	1,460	1,444
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	4/1/34	755	743
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/34	1,555	1,527
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/35	810	794
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/35	830	812
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/36	475	465
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/36	585	572
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,525	4,688
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,260	2,197
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,055	1,047
	New York NY GO	4.000%	3/1/40	7,000	7,040
	New York NY GO	5.000%	4/1/43	6,720	6,977
	New York NY GO	5.000%	9/1/47	6,465	6,974
	New York NY GO	5.000%	9/1/48	5,530	5,951
	New York NY GO	5.000%	4/1/50	10,000	10,715
	New York NY GO	4.000%	9/1/52	5,000	4,802
	New York NY GO	5.250%	4/1/54	7,560	8,227
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,465	1,598
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/34	1,000	1,095
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/35	1,000	1,092
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	180
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	170
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	3,500	4,065
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,477
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,156
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/49	2,135	2,313
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,000	1,882
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,365	2,738
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	6,725	6,347
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/54	3,915	4,140
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/56	2,250	2,425
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,799
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,540	4,722
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,395	3,511
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,000	1,130
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,961
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/35	1,530	1,717
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	1,300	1,411
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	1,135	1,234
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	1,260	1,365
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,918
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	1,000	1,098
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	7,550	8,011
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	15,755
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/54	7,340	6,854
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/54	9,855	10,834
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,382
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	12,288
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	10,627
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	1,150	1,260
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	1,265	1,379
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	1,230	1,336
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	9,990	7,823
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	7,863
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	26
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
32

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,808
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	7,145	7,622
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,458
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,737
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,343
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,000	10,481
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,262
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	7,000	7,278
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,411
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,971
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,474
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,138
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,126
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,500	7,533
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	6,000	6,014
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	4,910	4,850
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	4,125	3,150
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,788
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	13,158
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	5,055
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	6,195	5,989
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	2,293
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,984
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,805	7,360
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/26	1,940	1,889
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/31	2,450	2,600
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,055
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,786
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,096
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,079
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,513
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	2,000	1,943
	New York Transportation Development Corp. Industrial Revenue	5.375%	8/1/36	4,000	4,252
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	10,000	10,317
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,479
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	12,700	12,135
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	775	683
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	16,050	13,668
[5]	New York Transportation Development Corp. Industrial Revenue (Terminal 4 John F.Kennedy International Airport Project)	4.000%	12/1/42	1,025	981
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	4/1/35	7,490	8,362
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/38	2,000	2,176
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/39	1,000	1,084
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/40	21,000	22,545
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/40	1,850	1,986
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/40	875	945
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/41	2,500	2,672
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/41	850	915
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	1,957
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/43	2,000	2,122
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/44	5,000	5,290
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/49	13,000	13,588
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/54	23,500	25,368
[4,9]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.500%	12/31/54	5,000	4,871
[4,9]	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	12/31/54	12,500	13,173
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/54	10,000	10,656
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	6/30/60	17,220	17,838
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/60	45,000	47,437
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/60	25,000	26,433
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/27	700	729
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/28	700	735
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	650	688
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	500	532
33

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/31	800	846
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/31	10,000	10,683
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/32	1,000	1,055
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/32	5,155	5,533
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	850	894
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	6,305	6,743
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/34	800	838
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/34	6,000	6,363
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	4,945	5,223
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	635	661
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	5,500	5,792
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	750	777
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	7,500	7,874
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/38	1,560	1,514
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	4,440	4,707
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	3,945	4,129
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/39	680	655
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/39	3,000	3,129
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	360	345
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	1,720	1,679
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/40	2,500	2,597
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	500	477
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	1,955	1,892
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/41	2,000	2,071
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	500	473
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	3,280	3,152
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	5,500	5,199
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/42	2,500	2,578
[4,6,9]	New York Transportation Development Corp. Port, Airport & Marina Revenue, 5.000% coupon rate effective 12/31/34	1.000%	12/31/54	7,000	4,495
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/52	4,455	3,927
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,435	3,800
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	8,220
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	13,212
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	2,885
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/36	1,000	1,068
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,637
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	2,000	2,142
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/37	1,130	1,202
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,264
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,008
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,650	2,827
34

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/38	1,750	1,857
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	4,000	4,249
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	2,510	2,668
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	994
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/39	3,000	3,180
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	5,000	5,312
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,620	3,564
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/40	2,675	2,851
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	979
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/41	1,790	1,908
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	2,750	2,927
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,093
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	14,731
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	10,001
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,002
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	4,000	4,132
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	6.000%	12/1/53	8,500	8,850
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,829
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,070	3,992
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,126
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	770
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,816
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	537
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	497
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,198
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,056
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	10,368
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	15,470	16,826
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	6,807
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	12,756
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,247
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	20,500	22,449
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	3,500	2,718
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	7,500	7,362
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,468
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,340
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	17,720	18,235
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	8,000	7,840
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,387
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	27,500	29,909
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	12,970	14,007
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,760
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	2,940	2,873
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,237
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,259
[1]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	8,611
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	2,485	2,488
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	1,010	876
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	5,960	6,714
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	5,000	4,575
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	3,930	3,906
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	972	897
					1,800,043
North Carolina (0.6%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,000	795
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,304
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/37	700	748
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,492
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/39	1,800	1,909
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/40	1,625	1,715
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	2,500	2,615
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,940	2,023
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	9,884
[5]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/39	1,395	1,526
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,491	2,520
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,903
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,034
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	530
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,235	2,235
35

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,915	5,244
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	430	433
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,381
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,350
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,889
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/44	1,025	1,061
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/54	1,765	1,793
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	1,820	1,814
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,989
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	5,650	5,872
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,449
[5]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,068
	Pender County NC Appropriations Revenue	4.000%	4/1/41	2,220	2,206
	Pender County NC Appropriations Revenue	4.000%	4/1/43	1,910	1,881
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,990
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	7,407
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	3,525	2,698
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,888
					102,646
North Dakota (0.3%)
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,099
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,555
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,614
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,085	2,972
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	13,225	13,621
	Horace ND GO	4.750%	5/1/44	750	742
	Horace ND GO	5.000%	5/1/50	1,750	1,767
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,791
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,069
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,012
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	1,000	968
					49,210
Ohio (2.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	194
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,062
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	192
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	705
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,890
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,540
	Beachwood City School District GO	5.250%	12/1/57	10,000	10,571
[2]	Brunswick City School District GO	5.500%	12/1/60	3,910	4,222
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,059
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	2,973
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,825	5,706
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	8,473
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	32,850	29,433
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	73,780	66,619
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,760
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,048
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,349
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,845
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	7,500	7,347
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	2,500	2,670
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	2,500	2,643
[1]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue (Flats East Bank Project)	4.000%	12/1/55	2,155	1,762
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	3,800	3,757
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,779
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	4,025	4,100
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	426
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	409
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	530
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	476
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	459
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	740
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	742
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,068
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,619
36

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,672
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	9,087
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	4,060
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	2,785	2,799
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	8,430
[7]	Freddie Mac Pool	3.350%	10/1/38	5,000	4,713
[7]	Freddie Mac Pool	3.400%	11/1/40	3,993	3,632
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,739
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,869
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,077
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,445	2,615
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	3,050	3,187
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,424
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	34,240	34,273
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	1,500	1,509
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,009
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	2,485	2,456
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,473
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/51	5,000	4,824
	Kenton City School District GO	4.000%	11/1/58	4,655	4,403
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	3,823
[4]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	825	878
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	22,850	23,018
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,065
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	803
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,069
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	853
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,062
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	7,292
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,133
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,840	5,347
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,617
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	1,961
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,531
	North Ridgeville City School District GO	5.250%	12/1/54	1,910	2,009
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Company Project) PUT	4.250%	6/1/27	3,900	3,963
[1]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	23,180	23,009
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	3,440	3,448
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,231
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	1,490	1,386
[2]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	2,445	1,992
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	4,990	5,122
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	2,500	2,202
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	1,630	1,417
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	6,000	5,158
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Program)	4.000%	11/1/49	1,045	808
[4]	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/43	1,710	1,780
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/49	1,560	1,656
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/54	1,745	1,844
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,315	4,737
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	7,420	8,217
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	7,006
	Ohio University College & University Revenue	5.250%	12/1/54	1,445	1,582
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,855	2,962
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,634
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/53	1,950	2,094
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/58	2,695	2,942
					431,070
Oklahoma (0.3%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,006
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,905
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,001
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	4,895	4,662
	Oklahoma County Finance Authority Revenue	5.875%	12/1/47	6,300	4,891
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	1,085	1,105
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	10,968
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/44	1,000	1,020
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	10,000	10,138
37

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	9,070	9,251
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	551
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	408
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,910
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	511
					49,327
Oregon (0.9%)
	Forest Grove OR College & University Revenue	4.000%	5/1/40	1,590	1,431
	Gilliam County OR Resource Recovery Revenue (Waste Management Inc.) PUT	4.250%	7/2/29	8,750	8,818
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/45	4,660	4,845
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	5,305	4,910
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	2,053
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/40	670	663
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,655	2,678
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,090	3,112
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	7,500	6,297
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,513
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,785
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	12,302
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,655
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	6,345	6,333
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,019
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,709
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,205
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	16,553
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,123
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	4,050	4,286
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	30,000	28,441
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/48	5,000	5,435
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/47	1,625	1,591
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/52	2,375	2,283
	University of Oregon College & University Revenue	5.000%	4/1/50	5,000	5,215
[2]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	7,180
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	3,308
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	2,945	2,514
					150,257
Pennsylvania (7.1%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,294
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,676
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,699
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/41	5,255	5,037
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,288
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,133
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,778
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,671
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,435
	Allegheny County PA GO	5.000%	12/1/54	1,045	1,110
[5]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,424
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,401
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/55	590	624
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (Waterfront-30E. Allen Street Project)	6.000%	5/1/42	2,500	2,595
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,125	5,296
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	7,445	7,794
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,268
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	5,305	5,267
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,080
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Waterfront-30E. Allen Street Project)	5.250%	5/1/42	1,000	1,010
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	800	769
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,680	1,612
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,515	1,355
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	850
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	420
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/42	1,500	1,440
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,351
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	2,000	1,839
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,283
38

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	4,983
[5]	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/53	5,260	4,015
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	185	185
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	1,933
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,577
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,097
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	10,000	9,225
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	600	414
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/51	1,400	745
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.000%	12/1/51	5,605	3,577
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,000	1,019
[1]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/64	1,005	932
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	5,433
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	100	100
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	1,025	1,006
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	858	816
[2]	Coatesville School District GO	0.000%	10/1/33	775	534
[2]	Coatesville School District GO	0.000%	10/1/37	2,050	1,155
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,675
[5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,576
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	13,388
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.125%	10/15/41	3,775	2,785
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	6.250%	10/15/53	4,415	3,387
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	1,200	1,078
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,015	1,079
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	2,000	2,183
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,850	2,885
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,360	3,160
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	1,725	1,741
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,175	4,282
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	650	670
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	375	386
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/29	295	307
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/29	465	504
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	5,154
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,328
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,071
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	130	133
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	1,003
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	385
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	1,400	1,318
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,498
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	2,950	2,706
[7]	Freddie Mac Pool	3.300%	8/1/39	4,965	4,567
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	1,405	1,426
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	14,836
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	942
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	6,000	5,642
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	18,350	18,900
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	2,850
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,024
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,324
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,947
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	10,339
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	10,515	9,785
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	1,981
	Montgomery County Higher Education and Health Authority College & University Revenue (Ursinus College Program)	5.250%	11/1/42	2,515	2,529
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,854
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,853
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	5,000	4,525
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	32,415	33,225
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	1,968
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,137
39

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,475
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	7,588
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,393
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,933
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	9,542
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	190	190
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	1,730	1,735
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,300	11,335
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	10,885	10,919
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,445	4,574
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,634
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,561
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,118
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	10,246
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	10,000	9,362
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	761
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/37	5,350	5,855
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/38	3,350	3,656
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/41	5,500	5,925
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/48	8,000	8,614
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.250%	6/30/53	10,000	10,294
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/61	21,500	23,513
[5]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/62	5,000	5,480
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	6/30/26	870	882
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	12/31/26	750	768
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	12/31/28	895	915
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	12/31/29	12,655	12,931
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	12/31/30	640	653
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	12/31/38	8,950	9,074
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,013
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	5,000	5,062
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	502
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,784
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,783
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,500	5,265
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	2,875	2,741
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	8,937
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	7,827
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	855	813
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	11,935	11,172
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	9,230	8,669
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,130	1,053
[1]	Pennsylvania Economic Development Financing Authority Industrial Revenue (Consol Energy Inc. Project) PUT	9.000%	4/13/28	2,000	2,284
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	8/1/25	10,000	9,994
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	8/1/25	10,000	9,994
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	7/1/27	47,500	47,772
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/29	1,550	1,634
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	444
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	2,365	2,507
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/31	2,315	2,463
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/32	2,000	2,130
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/33	1,875	2,000
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	3,560	3,032
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	2,580	2,187
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	11/1/42	4,670	4,459
[4,9]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.250%	11/1/51	10,400	10,080
40

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/54	9,510	9,176
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	9,975	10,352
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	5,055	5,505
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/39	1,460	1,455
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	2,885	3,055
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,455	4,858
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	4,805	5,228
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	3,885	4,297
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,532
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,210
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,339
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,681
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,480
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	4,230	4,682
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,622
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,575	7,265
	Pennsylvania Turnpike Commission Highway Revenue	5.125%	12/1/39	8,300	8,834
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,815	5,303
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,099
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,885	4,251
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,837
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	9,850
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,941
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,613
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	9,739
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,404
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,120
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,295	16,229
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,495	1,630
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	10,000	10,686
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	8,975	8,407
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	14,906
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	2,265
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,435
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,525	8,054
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,084
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,205
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	8,475	7,994
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	6,931
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,305
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,514
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,514
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/49	4,145	4,477
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,021
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,019
[1]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	750	774
[1]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	1,000	1,022
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	5.000%	6/15/39	2,760	2,742
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	5.000%	6/15/49	3,230	3,082
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/39	1,600	1,574
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/50	1,750	1,614
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/41	950	864
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/51	640	534
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/56	700	570
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/40	815	822
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/50	1,500	1,486
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,000	2,002
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,625	1,616
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,585	1,566
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,240
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	3,000	2,767
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,190	1,300
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,845	4,130
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	4,180	4,451
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	10,000	10,791
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,008
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,509
41

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,696
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	10,000	9,566
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,567
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	5,829
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	7,862
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,768
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,085
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	1,001
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,524
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,993
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,680
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,451
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,678
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,203
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	5,000	5,226
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	22,952
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,216
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	2,015	2,247
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,306
	Pittsburgh PA GO	4.000%	9/1/32	500	508
	Pittsburgh PA GO	4.000%	9/1/33	510	517
	School District of Philadelphia GO	5.000%	9/1/32	1,500	1,572
	School District of Philadelphia GO	5.000%	9/1/34	2,450	2,561
	School District of Philadelphia GO	5.000%	9/1/36	2,200	2,294
	School District of Philadelphia GO	5.250%	9/1/42	14,860	16,430
	School District of Philadelphia GO	5.250%	9/1/42	2,540	2,808
	School District of Philadelphia GO	5.000%	9/1/44	4,000	4,168
	School District of Philadelphia GO	5.500%	9/1/48	5,410	5,978
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,011
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,510
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,000	929
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	33,197
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,374
					1,151,983
Puerto Rico (2.5%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,151	1,164
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,943	9,307
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	26,261	28,250
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	35,025	38,611
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	25,032	17,084
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	44,561	43,900
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	12,660	12,415
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	6,516	6,321
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	13,122	12,378
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,755
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,045	1,088
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,348
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	2,280	2,406
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,540	4,782
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,600	2,739
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,875	10,445
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	8,120	8,518
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,695	11,286
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,815	1,747
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,560	10,038
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	250	233
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	3,007
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	177
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	376
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	140	131
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	47
42

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	32
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	136
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,003	7,209
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	19,238	16,027
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	832
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	8,900	6,794
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	3,103	2,164
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	100,183	99,130
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	13,254	13,129
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,753	1,737
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	21,174	20,993
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,500	1,503
					403,402
Rhode Island (0.3%)
[9]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/40	1,100	1,217
[9]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/44	1,000	1,087
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,019
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,369
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,373
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,337
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,026
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,686
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,000
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,590
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,244
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,264
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,518
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	5,500	5,491
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/54	6,000	6,341
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	860
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/28	800	841
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/30	1,900	2,007
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	3,950	3,339
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,568
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,032
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/45	2,470	2,475
					49,684
South Carolina (1.7%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,319
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/49	4,000	4,245
	Dorchester County SC Waterworks & Sewer System Revenue	4.000%	10/1/42	250	249
	Dorchester County SC Waterworks & Sewer System Revenue	4.000%	10/1/43	250	248
	Dorchester County SC Waterworks & Sewer System Revenue	4.000%	10/1/44	300	296
	Dorchester County SC Waterworks & Sewer System Revenue	5.000%	10/1/54	2,330	2,516
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,766
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/44	6,000	6,317
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	6,945	7,511
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	4,890	5,286
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	3,750	3,570
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/51	3,000	2,762
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,518
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	10,000	10,515
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/46	5,925	4,537
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/56	5,200	3,712
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,000	5,020
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	5,960	5,866
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	6,325	7,014
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	4,665	5,157
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/44	1,875	1,985
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	15,132
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/48	5,250	5,235
43

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,640
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/48	2,940	3,260
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/49	3,450	3,818
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	12,500	13,434
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	21,065	23,171
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	11/15/54	6,875	7,283
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	7,500	7,237
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/47	7,480	7,567
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	10,033
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,424
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,873
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,860	5,794
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	2,235	2,400
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/46	8,860	8,505
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	3,295	3,506
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	5,855	6,182
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,709
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	21,700	19,676
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	10,550	11,318
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,679
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	3,933
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,244
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,011
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	5,316
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,318
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/43	1,775	1,692
					271,799
South Dakota (0.1%)
	Lincoln County SD College & University Revenue	4.000%	8/1/56	3,040	2,469
	Lincoln County SD College & University Revenue	4.000%	8/1/61	2,650	2,107
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	11,275	10,683
					15,259
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	993
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	982
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,087
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,885	8,043
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/49	3,560	3,821
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/54	12,455	13,286
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/49	2,655	2,827
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/54	6,700	7,221
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,018
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,515
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,275	1,375
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,840	1,978
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	1,210	1,248
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	2,400	2,448
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	3,350	3,617
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,803
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	5,350	5,735
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/58	2,450	2,493
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,314
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/52	9,000	9,659
[1]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.250%	6/1/56	2,105	2,151
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/39	15,420	16,636
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	7,825	7,890
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	12/1/29	17,995	19,128
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	3,680	3,980
44

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,826
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	16,830
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	34,555	35,930
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	7,410	7,435
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	75	75
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	1,730	1,730
					194,074
Texas (6.6%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,876
[1]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	1,696
	Angelina & Neches River Authority Revenue (Jefferson Enterprise Energy LLC Project)	7.500%	12/1/45	1,450	1,030
[1]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,072	4,165
[1]	Anna TX Special Assessment Revenue	7.375%	9/15/52	6,000	6,296
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,936
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	3,560	3,666
[16]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	2,153
[1]	Aubrey TX Special Assessment Revenue	6.000%	9/1/53	1,249	1,267
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/43	1,150	1,137
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,216
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,190
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,037
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,211
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,058
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,178
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,140
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,867
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/49	4,000	4,160
[16]	Bastrop Independent School District GO	5.000%	2/15/53	9,530	10,149
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/49	2,500	2,865
[1]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	817
[1]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	1,950
[1]	Celina TX Special Assessment Revenue	6.750%	9/1/53	1,718	1,738
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,106
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,178
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,318
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,368
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,516
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	1,650	1,661
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	5,855
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	789
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	20,755	20,036
[2]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	4,740	3,781
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,600	5,305
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,400	4,152
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/27	1,780	1,810
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,011
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	17,937
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	2,180	2,367
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	1,675	1,810
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	1,930	2,076
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	5,250	5,607
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	9,300	9,423
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	426
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	1,002
[1]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	99
[1]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	195
[1]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	200	199
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	925	830
[1]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	243
[1]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	730
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/41	1,275	1,276
	Dallas TX GO	4.000%	2/15/40	6,250	6,193
	Dallas TX GO	4.000%	2/15/41	3,125	3,078
[16,17]	Denton Independent School District GO	5.000%	8/15/53	22,835	24,248
[1]	Dorchester TX Special Assessment Revenue	6.000%	9/15/44	1,000	972
[1]	Dorchester TX Special Assessment Revenue	6.250%	9/15/54	1,470	1,419
[16]	Edgewood Independent School District/Van Zandt County GO	4.000%	2/15/53	6,710	6,440
[9]	El Paso County Hospital District GO	5.000%	8/15/42	2,600	2,791
[9]	El Paso County Hospital District GO	5.000%	8/15/43	1,500	1,603
45

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	El Paso County Hospital District Health, Hospital, Nursing Home Revenue	4.125%	2/15/49	1,000	959
[1]	Fate TX Special Assessment Revenue	5.375%	8/15/44	548	540
[1]	Fate TX Special Assessment Revenue	5.750%	8/15/54	1,121	1,119
	Forney Independent School District GO	0.000%	8/15/37	325	190
	Forney Independent School District GO	0.000%	8/15/38	1,400	778
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/29	450	473
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/30	750	792
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/31	1,500	1,585
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/38	925	991
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/39	750	804
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/40	900	983
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/41	1,200	1,307
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/42	1,350	1,470
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/43	900	978
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/44	850	923
[16]	Georgetown Independent School District GO	3.000%	8/15/40	4,500	3,937
	Grand Parkway Transportation Corp. Highway Revenue	5.450%	10/1/34	19,625	21,184
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	3,080	3,259
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,500	2,698
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,340
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	16,935	17,035
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	5,000	4,724
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	500
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	500
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,100
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/39	1,750	1,582
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/40	2,000	1,774
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/41	1,350	1,179
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	3,650	3,669
[1]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	975	806
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,100	2,092
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	920
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,820
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,754
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	5,000	1,170
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,931
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	14,482
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,287
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,051
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,497
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,512
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,116
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,490
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	3,850	4,100
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,337
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,755
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,123
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,966
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,475
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	2,000	2,116
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/39	2,700	2,959
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/46	7,840	7,368
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/53	13,000	13,756
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	5,460	5,518
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	6,155	6,193
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,492
[1]	Justin TX Special Assessment Revenue	4.000%	9/1/51	975	818
[1]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,120
[1]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,958
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,000	10,583
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/54	2,165	2,002
[1]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	1,099
[1]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	488
[1]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,475
[1]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	900
[1,4]	Lavon TX Special Assessment Revenue	5.375%	9/15/52	400	402
[1,4]	Lavon TX Special Assessment Revenue	5.500%	9/15/54	750	733
[16]	Liberty Hill Independent School District GO	4.000%	2/1/48	7,500	7,249
[1]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	811
46

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	384
[1]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	2,350	1,894
[1]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	600
[1]	Little Elm TX Special Assessment Revenue	6.875%	9/1/52	2,190	2,297
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,192
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,088
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,805	3,951
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	7,015	7,312
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	7,630	7,937
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	7,307
[9]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/49	10,000	10,647
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	3,250	3,341
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	5,000	5,167
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	6,500	6,715
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,565
[9]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	15,000	15,897
[8]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/30	2,000	2,088
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	64	1
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	338	3
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	423	4
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	169	2
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	931	9
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,500	3,450
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/43	3,000	2,998
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/53	3,000	3,034
[16]	Midland Independent School District GO	4.000%	2/15/40	1,255	1,267
[16]	Midland Independent School District GO	4.000%	2/15/41	1,375	1,381
[16]	Midland Independent School District GO	5.000%	2/15/50	3,845	3,977
[16]	Midlothian Independent School District GO	3.000%	2/15/45	4,000	3,273
[1]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	974
[1]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	649
[1]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,864
[1]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	1,013
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,612
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,044
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,497
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	7,295
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	3,000	2,991
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,684
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,443
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,189
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,966
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,865
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,620	9,479
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	5.000%	1/1/57	4,150	3,319
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living-Langford Project)	5.500%	11/15/52	4,650	3,848
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	986
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	5,958
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/49	2,000	1,869
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/55	6,175	5,640
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Santuary LTC Project)	5.250%	1/1/42	12,500	12,197
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Santuary LTC Project)	5.500%	1/1/57	2,500	2,416
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	491
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,786
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,019
47

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	867
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	6,735
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,582
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,509
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,025
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,918
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	998
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	247
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	522
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/41	1,500	1,450
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/51	7,000	6,691
[2]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	1,795	1,645
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	5,000	3,427
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	3,000	1,970
[2]	Pearland TX GO	5.000%	9/1/48	1,150	1,229
[2]	Pearland TX GO	5.000%	9/1/53	1,300	1,378
	Pflugerville Independent School District GO	4.000%	2/15/45	5,000	4,826
	Pflugerville Independent School District GO	5.000%	2/15/48	6,495	6,746
[1]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	524
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	1,090
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	1,004
[1]	Pilot Point TX Special Assessment Revenue (Mobberly Pub Area #2 Project)	6.000%	9/15/52	2,110	2,155
[1]	Plano TX Special Assessment Revenue	4.000%	9/15/51	3,650	2,965
[1]	Plano TX Special Assessment Revenue	4.375%	9/15/51	913	745
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,065
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,061
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,102
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,152
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,205
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,266
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,365
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,468
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.000%	1/1/39	2,000	2,057
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.125%	1/1/44	2,000	2,054
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	3.000%	1/1/50	1,725	1,223
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.250%	1/1/54	1,000	1,029
[1]	Port of Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,504
[1]	Princeton TX Special Assessment Revenue	5.000%	9/1/44	600	588
[1]	Princeton TX Special Assessment Revenue	5.250%	9/1/54	1,000	971
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.250%	9/1/43	1,000	1,000
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.500%	9/1/53	1,315	1,316
[1]	Princeton TX Special Assessment Revenue (Silicy Public Imorovement Area No.1 Project)	7.000%	9/1/43	2,276	2,314
[1]	Princeton TX Special Assessment Revenue (Silicy Public Imorovement Area No.1 Project)	7.000%	9/1/53	2,672	2,699
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	10	10
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,011
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/43	1,465	1,448
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	2,575	2,545
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/43	2,035	2,006
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,256
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/54	10,000	10,633
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,335	2,335
	San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	906
[1]	Seagoville TX Special Assessment Revenue	6.000%	9/15/44	2,000	2,001
[1]	Seagoville TX Special Assessment Revenue	6.250%	9/15/54	2,052	2,048
[1]	Seagoville TX Special Assessment Revenue	7.000%	9/15/54	3,338	3,290
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	2,000	1,999
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	6,980	6,676
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	8,945	9,359
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	2,510	2,515
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/45	3,585	3,417
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,582
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,604
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	6,333
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/43	1,750	1,740
48

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	4.125%	8/1/46	4,530	4,350
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,388
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	300
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,011
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	779
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,685	6,995
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	17,960	18,948
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	6,325	6,701
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	945	1,006
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	5,740	6,134
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	46,495	50,071
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	19,700	22,045
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,020	2,073
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,738
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	3,470	3,542
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	2,290	2,331
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,728
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,795	1,819
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,265
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	3,305	3,338
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,017
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,303
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,140	1,146
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,001
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/37	500	540
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,192
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	4,025	4,016
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/38	3,000	3,232
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,165	1,155
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/39	3,750	4,031
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,025	1,016
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,500	1,480
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/40	2,250	2,423
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/41	4,750	5,100
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/42	5,100	5,466
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/43	6,450	6,900
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/58	19,000	20,385
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	5,685	6,006
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	2,420	2,544
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	1,900	1,871
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	1,280	1,253
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	12,000	12,163
	Texas State University System College & University Revenue	4.000%	3/15/49	4,795	4,650
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,744
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/34	2,300	1,532
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/35	2,000	1,264
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/36	1,905	1,144
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	270
	Texas Water Development Board Water Revenue	4.000%	10/15/41	4,955	5,004
	Texas Water Development Board Water Revenue	4.000%	10/15/42	8,125	8,148
	Texas Water Development Board Water Revenue	4.000%	10/15/43	5,440	5,413
	Texas Water Development Board Water Revenue	5.000%	10/15/53	14,185	15,289
	University of Houston College & University Revenue	5.000%	2/15/56	6,005	6,300
					1,058,581
Utah (1.2%)
[1]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,982
[1]	Black Desert Public Infrastructure District Special Assessment Revenue	5.625%	12/1/53	7,500	7,683
[1]	Fields Estates Public Infrastructure District GO	6.125%	3/1/55	750	754
[1]	Fields Estates Public Infrastructure District Special Assessment Revenue	5.250%	12/1/53	2,750	2,741
	Iron County UT Sales Tax Revenue	5.000%	10/1/59	3,515	3,725
	Iron County UT Sales Tax Revenue	5.000%	10/1/64	5,570	5,880
[1]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	6,000	5,148
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	4,143
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	5,000	5,261
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/37	1,700	1,868
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	18,660	18,539
49

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,202
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/38	1,625	1,780
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	19,713
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/39	1,845	2,011
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/48	16,435	17,510
[5]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	13,805
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	3,500	3,186
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,594
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/53	6,695	7,060
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/49	3,000	3,223
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/54	1,000	1,069
[1]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	4,000	3,775
	University of Utah College & University Revenue	5.250%	8/1/48	2,090	2,299
	University of Utah College & University Revenue	5.250%	8/1/53	4,215	4,607
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,350
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	3,125	3,447
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,295	1,428
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	10,000	11,202
[4]	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	5,330	5,984
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	4,500	4,580
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,250	1,394
[2]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,354
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,373
[1]	Wood Ranch Public Infrastructure District Special Assessment Revenue	5.625%	12/1/53	1,125	1,147
					195,817
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/45	3,640	3,241
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	6,496
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	916
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	437
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,348
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	569
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,032
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	562
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	826
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	574
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	345	343
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	600
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	355	353
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	1,680	1,591
					18,888
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,431
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,480
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	5,082
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,027
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,014
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	4,016
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,988
					29,038
Virginia (1.5%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	270	313
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,000	4,987
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,305	5,291
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/40	7,800	8,025
[1]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	6,000	4,898
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/51	4,020	4,334
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,156
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,000
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,813
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	5,394
[5]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	1,510	1,615
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	6,015	4,954
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/31	750	752
[1]	Newport News IDA Revenue	5.330%	7/1/45	17,000	16,846
50

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	2,225
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	1,995	1,991
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/45	7,690	6,402
	Sussex County IDA Resource Recovery Revenue PUT	4.250%	6/1/28	10,000	10,034
	University of Virginia College and University Revenue College & University Revenue	5.000%	9/1/49	5,595	5,900
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	5,130	5,315
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	4,430	5,065
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	5,465	6,210
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,515
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,555
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,558
	Virginia College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,634
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	986
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,237
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	1,950
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,535
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	4,812
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	1,300	1,250
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	2,250	1,985
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	2,000	1,733
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,222
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,741
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,661
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/34	5,820	6,158
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/35	220	217
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/35	5,000	5,281
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/36	3,500	3,442
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/37	2,175	2,288
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/37	745	783
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/38	12,225	11,900
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	888
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	886
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,790
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	11,500	11,066
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	1,745	1,847
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,850	2,755
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,058
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	21,270	20,302
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	5,945	5,681
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/41	3,995	3,170
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,339
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,149
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/42	1,000	1,047
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/42	1,270	1,330
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	1,000	1,039
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	6,884
					241,194
Washington (1.6%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/52	4,750	4,837
	Kitsap County School District No. 100-C Bremerton GO	5.250%	12/1/47	1,615	1,778
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,242
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,563
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,544
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,771
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	6,605	6,976
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/39	4,000	4,212
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	22,010	21,284
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/44	16,000	17,136
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	8,030	7,456
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,711
	Port of Seattle WA Port, Airport & Marina Revenue	5.500%	8/1/47	6,775	7,257
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/49	22,250	23,520
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/30	2,000	2,000
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Navalia and Alena Projects)	4.000%	8/1/34	2,800	2,748
[1]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	5,063
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,000	2,058
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,142
51

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	3,793
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,765	3,539
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,058
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/31	2,395	2,234
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	31,000	31,283
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/48	5,120	3,758
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,153
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	8,410
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Eliseo Project)	2.125%	7/1/27	135	135
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,225	1,290
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,100	1,143
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,874
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,030
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	7/1/25	1,350	1,373
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	7/1/25	820	835
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,000	2,040
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	26,838	25,250
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	13,889	12,528
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.084%	3/20/40	9,496	9,146
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/59	5,000	5,313
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project)	4.550%	8/1/43	1,000	988
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.750%	1/1/53	1,295	1,276
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.875%	1/1/59	1,070	1,058
[1]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/59	2,915	3,183
					259,988
West Virginia (0.4%)
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	1,000	992
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	6,510	6,132
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,430	1,336
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,095	2,110
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	6,000	6,384
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,306
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,402
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	7,017
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	9,010	8,767
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/53	21,100	23,560
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,187
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,650
					72,843
Wisconsin (2.9%)
[5]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,379
[5]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,411
[5]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,795
[5]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,822
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,444
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	395	387
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	501
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	1,230	1,225
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	715
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,063
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,486
[1]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,780
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	989
[1]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/53	600	627
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,698
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	1,852
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	5,200	4,372
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	1,000	994
[1]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/58	550	577
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	3,008
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	7,390	7,756
52

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/51	1,000	940
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/56	2,435	2,246
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/52	2,070	1,713
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/57	1,310	1,052
[1]	Public Finance Authority Charter School Aid Revenue (Corvian Community School Project)	5.000%	6/15/37	3,060	2,986
[1]	Public Finance Authority Charter School Aid Revenue (Corvian Community School Project)	5.125%	6/15/47	3,260	2,992
[1]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,336
[1]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	975
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,800	1,666
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,091
	Public Finance Authority College & University Revenue	5.250%	10/1/48	6,225	6,091
[1]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	2,651
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/52	6,120	5,356
[1]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	2,129
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,097
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,068
[1]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	7,000	5,503
[1]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	9,500	7,592
[1]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,674
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	140	139
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	4.000%	10/1/30	2,250	2,266
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,016
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,769
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	628
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,050
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	778
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	321
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	23,933
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/45	2,640	2,489
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	11,857
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	5,220	3,676
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,413
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,731
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	7,125
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,000	6,929
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,512
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,327
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,645
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	16,504
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,928
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	600	580
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,296
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,622
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,508
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,929
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/56	7,000	5,649
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	4,040	4,097
	Public Finance Authority Highway Revenue	5.500%	7/1/44	5,000	5,307
	Public Finance Authority Highway Revenue	5.750%	7/1/49	4,000	4,271
	Public Finance Authority Highway Revenue	5.750%	7/1/54	4,000	4,259
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,788
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	1,985	1,982
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	14,957	14,835
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	15,185	15,035
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	6.810%	4/28/36	7,000	7,118
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/39	10,245	10,119
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,251
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	5,000	5,326
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corporation II LLC Project)	5.250%	6/1/54	2,325	2,383
[1]	Public Finance Authority Miscellaneous Revenue (American Dream @ Meadowsland Project)	7.000%	12/1/50	9,600	9,810
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	1,745	1,746
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/38	1,150	1,241
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/39	1,190	1,278
[1]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	10,000	10,508
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/43	1,000	1,049
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/53	1,000	1,008
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	13,955	12,044
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	17,280	14,631
53

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Tax Allocation Revenue	5.000%	8/1/39	800	791
[1]	Public Finance Authority Tax Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	6,000	6,150
[2]	Racine Unified School District GO	4.000%	4/1/42	3,445	3,415
[2]	Racine Unified School District GO	4.000%	4/1/43	3,970	3,910
[2]	Racine Unified School District GO	4.000%	4/1/44	2,435	2,384
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	5,310	5,056
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/49	1,450	1,544
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	2,389
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,685
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,720
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	1,800	1,801
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,250	1,240
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	750	800
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	954
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	914
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	920	965
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	2/15/46	200	166
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	18,760	18,223
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	14,319
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/50	425	357
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	6,815
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,250	3,528
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/54	7,355	7,942
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/54	3,630	3,903
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	3,265
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/59	2,500	2,678
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,365
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	3,965	4,307
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,195	4,204
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,599
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,599
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/43	2,000	2,039
					473,212
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	50
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	684
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/54	1,045	1,142
					1,876
Total Tax-Exempt Municipal Bonds (Cost $15,913,950)					15,496,969
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI (Cost $24,496)	0.000%	11/1/43	39,685	25,548
54

High-Yield Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (4.0%)
Investment Company (4.0%)
[18]	Vanguard Municipal Low Duration Fund (Cost $651,149)	3.614%	65,114,295	651,143
Total Investments (100.2%) (Cost $16,589,595)				16,173,660
Other Assets and Liabilities—Net (-0.2%)				(36,732)
Net Assets (100%)				16,136,928
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $1,599,670,000, representing 9.9% of net assets.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Non-income-producing security—security in default.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Step bond.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by bank letter of credit.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Securities with a value of $731,000 have been segregated as initial margin for open futures contracts.
18	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	361	74,346	(988)
5-Year U.S. Treasury Note	December 2024	345	36,996	(877)
				(1,865)

See accompanying Notes, which are an integral part of the Financial Statements.
55

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,938,446)	15,522,517
Affiliated Issuers (Cost $651,149)	651,143
Total Investments in Securities	16,173,660
Investment in Vanguard	447
Receivables for Investment Securities Sold	22,711
Receivables for Accrued Income	216,720
Receivables for Capital Shares Issued	8,636
Other Assets	139
Total Assets	16,422,313
Liabilities
Due to Custodian	621
Payables for Investment Securities Purchased	254,662
Payables for Capital Shares Redeemed	14,638
Payables for Distributions	14,661
Payables to Vanguard	701
Variation Margin Payable—Futures Contracts	102
Total Liabilities	285,385
Net Assets	16,136,928
At October 31, 2024, net assets consisted of:

Paid-in Capital	17,085,740
Total Distributable Earnings (Loss)	(948,812)
Net Assets	16,136,928

Investor Shares—Net Assets
Applicable to 172,100,666 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,842,072
Net Asset Value Per Share—Investor Shares	$10.70

Admiral™ Shares—Net Assets
Applicable to 1,335,536,020 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,294,856
Net Asset Value Per Share—Admiral Shares	$10.70

See accompanying Notes, which are an integral part of the Financial Statements.
56

High-Yield Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1]	609,369
Total Income	609,369
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,542
Management and Administrative—Investor Shares	2,620
Management and Administrative—Admiral Shares	10,016
Marketing and Distribution—Investor Shares	126
Marketing and Distribution—Admiral Shares	713
Custodian Fees	73
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—Investor Shares	51
Shareholders’ Reports and Proxy Fees—Admiral Shares	116
Trustees’ Fees and Expenses	10
Other Expenses	106
Total Expenses	15,406
Expenses Paid Indirectly	(54)
Net Expenses	15,352
Net Investment Income	594,017
Realized Net Gain (Loss)
Investment Securities Sold[1]	(80,875)
Futures Contracts	2,532
Realized Net Gain (Loss)	(78,343)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,500,327
Futures Contracts	(2,432)
Change in Unrealized Appreciation (Depreciation)	1,497,895
Net Increase (Decrease) in Net Assets Resulting from Operations	2,013,569
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $24,334,000, ($56,000), $3,000, and ($81,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
57

High-Yield Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	594,017	536,612
Realized Net Gain (Loss)	(78,343)	(280,203)
Change in Unrealized Appreciation (Depreciation)	1,497,895	181,677
Net Increase (Decrease) in Net Assets Resulting from Operations	2,013,569	438,086
Distributions
Investor Shares	(65,624)	(60,797)
Admiral Shares	(523,391)	(472,346)
Total Distributions	(589,015)	(533,143)
Capital Share Transactions
Investor Shares	120,827	(66,430)
Admiral Shares	787,501	135,525
Net Increase (Decrease) from Capital Share Transactions	908,328	69,095
Total Increase (Decrease)	2,332,882	(25,962)
Net Assets
Beginning of Period	13,804,046	13,830,008
End of Period	16,136,928	13,804,046

See accompanying Notes, which are an integral part of the Financial Statements.
58

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.70	$9.76	$11.98	$11.68	$11.76
Investment Operations
Net Investment Income[1]	.401	.373	.341	.346	.374
Net Realized and Unrealized Gain (Loss) on Investments	.996	(.062)	(2.147)	.328	(.045)
Total from Investment Operations	1.397	.311	(1.806)	.674	.329
Distributions
Dividends from Net Investment Income	(.397)	(.371)	(.340)	(.346)	(.372)
Distributions from Realized Capital Gains	—	—	(.074)	(.028)	(.037)
Total Distributions	(.397)	(.371)	(.414)	(.374)	(.409)
Net Asset Value, End of Period	$10.70	$9.70	$9.76	$11.98	$11.68
Total Return[2]	14.49%	3.02%	-15.43%	5.81%	2.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,842	$1,559	$1,633	$2,367	$2,114
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.76%	3.61%	3.09%	2.87%	3.22%
Portfolio Turnover Rate	29%	35%	27%	17%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
59

High-Yield Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.70	$9.76	$11.98	$11.68	$11.76
Investment Operations
Net Investment Income[1]	.409	.382	.350	.356	.384
Net Realized and Unrealized Gain (Loss) on Investments	.997	(.063)	(2.147)	.328	(.046)
Total from Investment Operations	1.406	.319	(1.797)	.684	.338
Distributions
Dividends from Net Investment Income	(.406)	(.379)	(.349)	(.356)	(.381)
Distributions from Realized Capital Gains	—	—	(.074)	(.028)	(.037)
Total Distributions	(.406)	(.379)	(.423)	(.384)	(.418)
Net Asset Value, End of Period	$10.70	$9.70	$9.76	$11.98	$11.68
Total Return[2]	14.58%	3.11%	-15.36%	5.89%	2.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,295	$12,245	$12,197	$16,424	$13,717
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.84%	3.69%	3.17%	2.95%	3.30%
Portfolio Turnover Rate	29%	35%	27%	17%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
60

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
61

High-Yield Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $447,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $54,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,496,969	—	15,496,969
Taxable Municipal Bonds	—	25,548	—	25,548
Temporary Cash Investments	651,143	—	—	651,143
Total	651,143	15,522,517	—	16,173,660
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,865)	—	—	(1,865)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for amortization were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	15,309
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(408,894)
Capital Loss Carryforwards	(540,727)
Qualified Late-Year Losses	—
Other Temporary Differences	(14,500)
Total	(948,812)
62

High-Yield Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	589,015	533,143
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	589,015	533,143
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,582,554
Gross Unrealized Appreciation	273,027
Gross Unrealized Depreciation	(681,921)
Net Unrealized Appreciation (Depreciation)	(408,894)
F.	During the year ended October 31, 2024, the fund purchased $5,167,998,000 of investment securities and sold $4,235,200,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	591,768	55,820	522,421	50,637
Issued in Lieu of Cash Distributions	55,936	5,242	50,383	4,893
Redeemed	(526,877)	(49,702)	(639,234)	(62,156)
Net Increase (Decrease)—Investor Shares	120,827	11,360	(66,430)	(6,626)
Admiral Shares
Issued	3,347,776	315,482	3,731,971	363,518
Issued in Lieu of Cash Distributions	358,203	33,570	320,640	31,147
Redeemed	(2,918,478)	(276,025)	(3,917,086)	(382,483)
Net Increase (Decrease)—Admiral Shares	787,501	73,027	135,525	12,182
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
63

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard High-Yield Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard High-Yield Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
64

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q440 122024
65

Financial Statements
For the year ended October 31, 2024
Vanguard Intermediate-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	222
Tax information	223

Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (3.4%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,084
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	2,055
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/30	4,800	5,256
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	3,980
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,350
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,542
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,094
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,433
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,353
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,077
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,075
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	806
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	11,000	11,161
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	34,600	37,641
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,535	4,531
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,214
[1]	Athens AL Water & Sewer Revenue Water Revenue	4.000%	5/1/44	1,560	1,502
	Auburn AL GO	5.000%	8/1/39	2,000	2,196
	Auburn AL GO	5.000%	8/1/41	2,540	2,765
	Auburn University College & University Revenue	5.000%	6/1/37	2,310	2,429
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,753
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,500	1,596
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,000	1,061
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	875	925
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	408
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	353
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	502
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	400
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	399
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	596
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,149
	Birmingham Water Works Board Water Revenue	5.000%	1/1/29	400	432
	Birmingham Water Works Board Water Revenue	5.000%	1/1/31	900	995
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,234
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,208
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,572
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,909
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,251
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	1,769
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	2,689
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	3,205
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	83,395	83,754
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	108,600	112,700
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	17,660	18,766
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	90,075	96,077
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	100,155	99,824
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	38,860	39,023
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	8,490	8,540
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	2,955	2,964
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	56,825	57,069
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.590%	10/1/52	71,250	69,375
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	43,865	44,334
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	16,160	16,234
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	127,135	134,846
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	37,590	40,460
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	19,025	20,556
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	102,045	108,933
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	24,370	24,663
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/32	57,890	63,644

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	66,145	70,235
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	84,410	91,445
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	514
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	536
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	459
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,528
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,628
[4,5]	East Alabama Health Care Authority Health Care Facilities Revenue TOB VRDO	4.190%	11/1/24	10,920	10,920
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	14,900	16,290
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	50,355	55,991
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	108,285	116,537
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/40	1,405	1,524
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/42	1,040	1,118
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/43	1,100	1,178
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/44	1,160	1,238
	Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.500%	10/1/44	900	960
	Hoover AL GO	5.000%	3/1/41	4,850	5,342
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,533
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	526
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,046
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	523
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,075
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,043
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	1,939
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,055
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,078
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,538
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,357
	Huntsville AL GO	5.000%	5/1/26	2,660	2,742
	Huntsville AL GO	5.000%	5/1/34	3,515	3,690
	Huntsville AL GO	5.000%	5/1/35	3,690	3,868
	Huntsville AL GO	5.000%	5/1/35	3,000	3,145
	Huntsville AL GO	5.000%	5/1/36	3,875	4,057
	Huntsville AL GO	5.000%	5/1/36	4,330	4,533
	Huntsville AL GO	5.000%	5/1/36	5,055	5,413
	Huntsville AL GO	5.000%	5/1/37	4,070	4,256
	Huntsville AL GO	5.000%	5/1/37	3,050	3,189
	Huntsville AL GO	5.000%	5/1/37	5,055	5,403
	Huntsville AL GO	5.000%	5/1/38	2,270	2,371
	Huntsville AL GO	5.000%	3/1/41	2,250	2,490
	Huntsville AL GO	5.000%	3/1/42	845	929
	Huntsville AL GO	5.000%	3/1/42	4,020	4,420
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,427
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,525
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,283
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,506
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,547
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	22,825	24,472
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,710
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,731
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	2,029
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	2,075
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,567
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/39	1,000	1,107
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/40	1,435	1,579
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/41	1,800	1,968
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/42	1,670	1,819
[4]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	4.200%	11/1/24	6,510	6,510
	Jefferson County AL GO	5.000%	4/1/26	5,985	6,140
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	2,650	2,745
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	5,984
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,647
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,514
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	7,841
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,149

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	6,892
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,392
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,115
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	17,011
	Jefferson County AL Sewer Revenue	5.000%	10/1/25	1,255	1,270
	Jefferson County AL Sewer Revenue	5.000%	10/1/27	1,295	1,353
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,270	1,361
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,100	2,267
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	2,195	2,387
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,425	4,847
	Jefferson County AL Sewer Revenue	5.000%	10/1/33	6,000	6,608
	Jefferson County AL Sewer Revenue	5.000%	10/1/34	6,500	7,129
	Jefferson County AL Sewer Revenue	5.000%	10/1/35	5,700	6,229
	Jefferson County AL Sewer Revenue	5.000%	10/1/36	6,000	6,539
	Jefferson County AL Sewer Revenue	5.000%	10/1/37	6,000	6,518
	Jefferson County AL Sewer Revenue	5.000%	10/1/38	7,750	8,390
	Jefferson County AL Sewer Revenue	5.000%	10/1/39	8,500	9,171
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	2,000	2,185
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	2,000	2,178
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	11,250	12,213
	Jefferson County AL Sewer Revenue	5.250%	10/1/43	10,250	11,101
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	10,600	11,455
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	14,130	15,237
[2]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/26	4,400	4,588
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/31	2,500	2,669
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	59,010	59,222
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.650%	1/10/25	6,510	6,505
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	4,215	4,240
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,593
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,658
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,552
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,057
	Montgomery AL GO	3.000%	12/1/33	4,780	4,549
	Montgomery AL GO	3.000%	12/1/34	3,415	3,180
	Montgomery AL GO	3.000%	12/1/35	1,500	1,373
	Montgomery AL GO	4.000%	12/1/35	500	505
	Montgomery AL GO	3.000%	12/1/37	1,000	886
	Montgomery AL GO	3.000%	12/1/38	1,000	875
	Montgomery AL GO	3.000%	12/1/39	1,000	863
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	207
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	305
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	203
	Mountain Brook Board of Education GO	3.000%	3/1/39	165	146
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	218
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	421
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	4,108
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	5,126
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,779
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	6,319
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	6,546
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,780
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	6,005
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,283
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	114,410	122,474
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/31	4,365	4,602
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/31	2,665	2,815
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	35,945	38,442
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	12/1/31	455	452
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	25,540	25,674
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	32,665	35,195
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	13,785	14,381
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	140,070	148,237
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	17,630	18,706
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	67,950	73,047
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,644
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,084
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,556
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,101

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	869
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	646
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,057
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,055	2,104
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,000	2,054
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/35	1,000	910
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/37	2,230	1,992
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/38	2,340	2,067
	University of Alabama College & University Revenue	3.000%	7/1/36	8,580	7,765
	University of Alabama College & University Revenue	3.000%	7/1/37	5,840	5,217
	University of Alabama College & University Revenue	3.000%	7/1/37	4,825	4,271
	University of Alabama College & University Revenue	3.000%	7/1/38	12,520	11,031
[1]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,107
[1]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,396
[1]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,152
[1]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	437
[1]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	461
[1]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,138
[2]	University of South Alabama College & University Revenue	5.000%	4/1/32	5,545	6,145
[2]	University of South Alabama College & University Revenue	5.000%	4/1/33	4,835	5,386
[1]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,300
[1]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,400
[1]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	996
[1]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,013
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	7,825	7,869
					2,587,051
Alaska (0.2%)
[6]	Alaska GO	5.000%	8/1/26	2,665	2,721
[6]	Alaska GO	5.000%	8/1/28	1,425	1,503
[6]	Alaska GO	5.000%	8/1/29	1,000	1,068
[6]	Alaska GO	5.000%	8/1/30	1,790	1,934
[6]	Alaska GO	5.000%	8/1/31	1,560	1,700
[6]	Alaska GO	5.000%	8/1/32	1,845	2,027
[6]	Alaska GO	5.000%	8/1/33	1,665	1,839
[6]	Alaska GO	5.000%	8/1/34	3,275	3,635
[6]	Alaska GO	5.000%	8/1/35	2,190	2,442
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,680
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	8,999
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,186
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	265
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,550
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,100	4,459
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,191
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,164
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/30	900	986
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	1,125	1,243
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/32	920	1,009
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	940	1,030
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/33	870	950
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/33	955	1,042
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/34	1,335	1,442
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/37	1,750	1,758
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	500	508
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,228
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,033
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	872
[4]	Alaska Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.230%	11/1/24	6,750	6,750
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,330
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,353
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	4,505
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,666
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,092
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,195
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,643
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,170
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,169
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,612
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	15,182
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,058

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipality of Anchorage AK GO	4.000%	9/1/33	725	757
	Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,283
	Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	2,028
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	2,019
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	996
	Municipality of Anchorage AK GO	4.000%	9/1/42	5,670	5,571
	Municipality of Anchorage AK GO	4.000%	9/1/42	3,295	3,237
	Municipality of Anchorage AK GO	4.000%	9/1/43	3,000	2,929
	Municipality of Anchorage AK GO	4.000%	9/1/43	4,800	4,687
	Municipality of Anchorage AK GO	4.000%	9/1/44	4,765	4,622
	Municipality of Anchorage AK GO	4.000%	9/1/44	4,475	4,341
	North Slope Borough AK GO	5.000%	6/30/27	900	951
	North Slope Borough AK GO	5.000%	6/30/28	1,945	2,093
	North Slope Borough AK GO	5.000%	6/30/30	1,140	1,260
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,080
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	865
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,570	2,786
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	2,119
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,800	1,829
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,500	2,534
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/36	3,200	3,229
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	2,011
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,500	2,503
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,115	1,104
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,250	3,184
					172,207
Arizona (1.7%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	840	882
	Arizona Board of Regents College & University Revenue	5.000%	7/1/31	725	732
	Arizona Board of Regents College & University Revenue	5.000%	7/1/32	895	904
	Arizona Board of Regents College & University Revenue	5.000%	7/1/33	700	708
	Arizona Board of Regents College & University Revenue	5.000%	7/1/34	1,000	1,010
	Arizona Board of Regents College & University Revenue	5.000%	7/1/34	1,250	1,303
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	605	611
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	1,280	1,332
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,500	1,559
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/42	1,000	1,103
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/44	2,300	2,518
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/45	3,000	3,274
	Arizona COP, ETM	5.000%	10/1/26	10,590	11,039
	Arizona COP, ETM	5.000%	10/1/27	13,400	14,284
	Arizona COP, ETM	5.000%	10/1/28	11,330	12,312
	Arizona COP, ETM	5.000%	10/1/29	17,350	19,194
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,510
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	14,393
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	5,160	5,301
[7,8]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	9,000	10,960
[9]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	11,000	13,316
[9]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/43	10,945	13,252
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	3,929
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,000	8,460
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,098
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	5,500	5,913
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,287
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/30	735	801
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	929
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	625	688
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	774
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	380	421
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,087
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	700	776
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,138
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	550	613
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,006
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	650	722
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,123
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/36	430	474
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/37	400	440
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	601

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/38	950	1,030
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/38	475	523
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	838
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/39	350	385
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	846
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/40	1,305	1,404
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/40	375	409
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/41	855	915
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/41	350	380
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/42	1,800	1,919
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/42	450	487
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/43	510	549
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/44	475	510
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.500%	7/1/33	515	519
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/38	300	306
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/39	1,000	1,011
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.250%	7/1/43	275	280
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	460	457
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	4.000%	7/15/30	450	445
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/40	830	836
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	132
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	138
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	134
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	680
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	694
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	701
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	720
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	729
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	760
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	767
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,550
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,580
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/27	325	332
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/28	170	174
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/29	160	164
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/30	190	194
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/31	200	204
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/32	210	214
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/33	220	224
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/34	230	225
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/35	240	234
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/36	665	643
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/27	55	57
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/28	60	63
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/29	65	69
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/30	70	74
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/31	70	74
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/32	475	503
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/33	315	332
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/34	335	328
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/35	1,100	1,071
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/36	310	300
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	495	464
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects)	5.750%	7/15/38	2,060	2,103
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevadas Loan Canyon Projects)	4.000%	7/15/30	755	750
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	352
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	214
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	321
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	448
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	224
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	353
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	1,235	1,230
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	444
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	1,215	1,207
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,145	1,113
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	759
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,518
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,527
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,663

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	3,852
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	2,859
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,196
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,061
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,163
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	1,981
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	5,235	5,853
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	4,000	4,069
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/27	400	418
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/28	325	346
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/29	700	755
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/31	325	346
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/32	325	343
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/33	350	368
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/34	250	253
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/35	530	555
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/36	555	580
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/37	1,325	1,383
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/38	650	678
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/39	500	499
[4]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.270%	11/1/24	43,900	43,900
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	60
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	198
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	104
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	280
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	325
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	240
[4,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	39
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	6,590
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,369
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	5,893
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	10,000	10,818
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/30	2,465	2,690
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	6,620	7,269
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,151
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	756
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	386
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	4,022
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	5,772
	Chandler AZ GO	5.000%	7/1/25	15,625	15,820
	Chandler AZ GO	5.000%	7/1/26	10,725	11,098
	Chandler AZ GO	5.000%	7/1/27	5,800	6,136
	Chandler AZ GO	5.000%	7/1/28	8,800	9,509
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,820	18,049
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	380	379
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	8,380	8,380
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	30,545	30,545
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	9,325	9,325
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	7,845	7,845
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	16,530	16,530
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/41	1,860	1,875
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	19,000	19,086
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/27	3,495	3,693
	Glendale AZ GO	4.000%	7/1/41	1,920	1,931
	Glendale AZ GO	4.000%	7/1/42	2,000	1,994
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	8,844
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,485
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,802
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,518

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/28	255	259
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/38	600	605
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	114
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	155
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/34	400	429
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/35	250	267
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/36	200	214
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/38	250	266
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/39	225	239
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,196
	Maricopa County High School District No. 214 Tolleson Union High School (School Improvement Project) GO	5.000%	7/1/38	1,385	1,462
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,749
	Maricopa County IDA Charter School Aid Revenue (Horizon Community Learning Center Project)	5.000%	7/1/35	1,100	1,110
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Programs)	4.250%	7/1/44	3,000	2,775
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/34	500	494
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/39	750	776
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/39	2,500	2,534
	Maricopa County IDA Charter School Aid Revenue (legacy Traditional Schools Project)	4.000%	7/1/40	5,575	5,274
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,383
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	10,596
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	12,140
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,350
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,093
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	7,738
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,177
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,048
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,343
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	863
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	701
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,631
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,730	3,044
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,656
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	742
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,360	1,505
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,645	2,908
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,151
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,400	2,626
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,880	2,049
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	2,150	2,334
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	3,460	3,540
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	8,590	9,099
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	19,065	20,867
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	2,360	2,400
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	6,500	5,401
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	9,930	8,251
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	12,087
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,457
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,049
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/35	1,635	1,712
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/36	2,500	2,613
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	2,960
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	3,110	3,172
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	3,800	3,873
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	345
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	293
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	442
	Mesa AZ GO	5.000%	7/1/28	2,690	2,901
	Mesa AZ GO	5.000%	7/1/29	2,825	3,101
	Mesa AZ GO	5.000%	7/1/39	2,500	2,796
	Mesa AZ GO	5.000%	7/1/40	4,835	5,381
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/43	4,565	4,931
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,000	4,161
	Mesa AZ Utility System Water Revenue	3.000%	7/1/44	1,665	1,368
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,588
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,513
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,428
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	1,790	1,851
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	6,440	6,618
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	3,895	4,089
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	12,550	13,151

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	1,870	1,925
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	6,000	6,182
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	1,625	1,701
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	5,120	5,263
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	13,160	13,546
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	2,000	2,133
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	4,500	4,704
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,275	3,365
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	11,565	11,895
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,500	3,725
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	8,520	8,742
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	12,815	13,170
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,000	2,085
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	24,550	25,592
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	10,000	10,267
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	4,190	4,363
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	10,035	10,448
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	8,750	8,970
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,185	3,311
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	20,065	20,827
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	8,715	8,928
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	4,000	4,153
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	10,090	10,314
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	2,750	3,075
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	1,215	1,312
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	2,500	2,527
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	2,500	2,782
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	1,600	1,678
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/42	1,650	1,725
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/43	13,115	14,490
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	3,115	3,315
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	13,465	14,328
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	11,775	12,968
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	381
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	255
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	370
[4]	Phoenix IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	5.000%	7/1/36	7,540	7,611
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	255
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	728
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	723
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	308
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	692
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	813
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,321
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/32	2,625	2,964
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/33	1,325	1,510
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/34	850	976
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/35	700	800
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/30	380	375
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/30	1,510	1,490
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/31	395	387
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/34	2,470	2,478
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/39	1,310	1,311
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,985	1,781
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,000	897
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,378
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,350
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,530	2,471
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/39	800	888
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/40	1,125	1,239
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/41	1,000	1,096
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/42	1,200	1,310
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/43	1,200	1,305
	Queen Creek AZ Excise Tax Sales Tax Revenue	4.000%	8/1/45	1,130	1,116
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,223
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	24,193
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	25,251
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	14,925
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	12,445	12,843
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/39	18,215	20,648

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/42	8,000	8,908
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,995	2,094
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	5,280	5,359
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	8,130	8,875
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	4,250	4,680
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/44	6,000	6,581
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	3,520	3,699
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	4,515
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	19,435
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	7,790	8,048
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	286
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	13,375	14,498
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/38	4,845	5,011
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/42	4,460	4,555
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	1,862
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,843
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,111
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,293
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,052
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,253
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	549
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,012
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,045	1,156
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,504
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,113
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,119
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,113
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,050	1,165
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,855	2,054
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,000	1,104
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,530	1,681
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	1,400	1,530
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	1,770	1,926
					1,278,733
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,528
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,810	1,925
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,200	1,257
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,602
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,257
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,588
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	4,104
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,000	1,039
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,318
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,152
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,000	1,033
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,306
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	900	927
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,404
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	1,000	1,028
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,929
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,457
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,297
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,062
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,454
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,137
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	3,150	2,840
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/27	1,250	1,320
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/28	1,500	1,614
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/29	1,500	1,642
	El Dorado Special School District No. 15 GO	5.000%	2/1/37	2,010	2,106
	El Dorado Special School District No. 15 GO	5.000%	2/1/38	2,110	2,206
	El Dorado Special School District No. 15 GO	5.000%	2/1/39	2,215	2,308
	El Dorado Special School District No. 15 GO	5.000%	2/1/40	2,325	2,417

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Dorado Special School District No. 15 GO	5.000%	2/1/41	2,440	2,532
	El Dorado Special School District No. 15 GO	5.000%	2/1/42	2,565	2,653
[1]	Little Rock School District GO	2.000%	2/1/39	8,420	5,894
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	200	208
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	185	196
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,084
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,394
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	2,887
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	1,000	1,088
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,735	2,778
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,280	3,321
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,535	1,551
	Rogers School District No. 30 GO	3.000%	2/1/31	1,960	1,931
[6]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,035	1,092
[6]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/31	1,300	1,432
[6]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/32	1,700	1,869
[6]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/33	1,700	1,861
[6]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/34	2,305	2,509
	Springdale School District No. 50 GO	3.000%	6/1/32	3,415	3,220
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	625
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,477
					95,859
California (8.4%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,965	2,045
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,501
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	790
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	631
	ABC Unified School District GO	3.000%	8/1/41	2,710	2,359
	Acalanes Union High School District GO	6.350%	8/1/39	5,000	5,698
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,648
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	772
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	12,106
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	6,902
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	3,918
	Antelope Valley Community College District GO	0.000%	8/1/34	1,200	837
	Antelope Valley Community College District GO	0.000%	8/1/36	1,000	625
	Antelope Valley Community College District GO	0.000%	8/1/37	1,150	679
[2,11]	Bakersfield City School District GO, 5.750% coupon rate effective 5/1/33	0.000%	5/1/37	1,700	1,289
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,762
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/32	2,380	2,745
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/33	2,350	2,745
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	25,628
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	40,555
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	15,000	15,127
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/41	3,060	3,396
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/42	3,295	3,644
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	64,125
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	53,257
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	34,280	33,961
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	18,549
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,485
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,906
[6]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/31	2,000	2,164
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/30	4,180	4,462
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/31	4,395	4,701
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	46,655	47,368
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	27,420	29,045
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	96,990	102,550
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	70,000	75,576
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	59,930	66,048
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	132,260	141,865
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	91,000	98,174
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	173,115	185,914
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	64,300	64,860
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	132,455	141,578
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	7,925	7,994
[6]	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	9/1/32	60,365	64,553
[6]	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	9/1/32	135,000	145,551
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	10/1/32	69,865	74,860

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	4,620	3,474
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	634
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	540
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,800	1,828
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,048
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/30	1,945	2,113
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/31	2,475	2,708
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/32	2,605	2,872
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/33	1,375	1,524
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/35	1,020	1,120
[9]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,793
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	7,685	9,264
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,205	11,096
	California GO	5.000%	4/1/26	25,605	26,383
	California GO	5.000%	9/1/26	5,355	5,574
	California GO	5.000%	10/1/26	10,000	10,432
	California GO	5.000%	4/1/27	42,620	44,900
	California GO	5.000%	4/1/27	13,085	13,785
	California GO	3.500%	8/1/27	21,000	21,405
	California GO	5.000%	10/1/27	1,025	1,092
	California GO	5.000%	10/1/27	24,000	25,562
	California GO	5.000%	4/1/28	13,190	14,177
	California GO	5.000%	8/1/28	8,090	8,748
	California GO	5.000%	8/1/28	15,000	16,221
	California GO	5.000%	9/1/28	10,000	10,830
	California GO	5.000%	10/1/28	5,350	5,803
	California GO	5.000%	11/1/28	7,770	8,272
	California GO	5.000%	12/1/28	9,635	10,482
	California GO	5.000%	4/1/29	6,575	7,189
	California GO	5.000%	4/1/29	15,215	16,637
	California GO	5.000%	9/1/29	7,030	7,292
	California GO	5.000%	9/1/29	10,000	11,012
	California GO	5.000%	9/1/29	47,945	52,798
	California GO	5.000%	10/1/29	16,900	18,637
	California GO	5.000%	10/1/29	9,910	9,926
	California GO	5.000%	10/1/29	90	90
	California GO	5.000%	11/1/29	5,000	5,522
	California GO	5.000%	4/1/30	6,320	7,027
	California GO	5.000%	4/1/30	1,700	1,890
	California GO	4.000%	8/1/30	12,400	12,603
	California GO	5.000%	8/1/30	15,000	15,507
	California GO	5.000%	9/1/30	5,000	5,587
	California GO	5.000%	9/1/30	29,910	33,422
	California GO	5.000%	10/1/30	1,485	1,661
	California GO	5.000%	10/1/30	3,275	3,663
	California GO	3.500%	12/1/30	7,500	7,500
	California GO	5.000%	4/1/31	10,640	11,977
	California GO	5.000%	8/1/31	4,000	4,521
	California GO	5.000%	8/1/31	15,000	16,954
	California GO	5.000%	9/1/31	32,920	37,245
	California GO	5.000%	10/1/31	3,645	4,128
	California GO	5.000%	10/1/31	23,790	23,828
	California GO	5.000%	10/1/31	210	210
	California GO	5.000%	11/1/31	10,000	10,554
	California GO	5.000%	4/1/32	26,035	28,139
	California GO	5.000%	4/1/32	5,855	6,647
	California GO	5.000%	8/1/32	15,000	17,093
[1]	California GO	5.250%	8/1/32	5,560	6,344
	California GO	5.000%	9/1/32	5,500	6,273
	California GO	4.000%	11/1/32	4,805	4,908
	California GO	5.000%	4/1/33	12,000	12,935
	California GO	4.000%	8/1/33	26,000	26,254
	California GO	5.000%	8/1/33	14,000	14,450
	California GO	4.000%	9/1/33	26,050	26,314
	California GO	3.000%	10/1/33	9,000	8,735
	California GO	5.000%	10/1/33	5,945	5,955
	California GO	5.000%	10/1/33	55	55
	California GO	5.000%	3/1/34	1,000	1,093
	California GO	4.000%	8/1/34	5,030	5,068
	California GO	5.000%	8/1/34	4,190	4,321

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	9/1/34	1,655	1,709
California GO	3.000%	10/1/34	21,275	20,420
California GO	5.000%	10/1/34	9,840	9,856
California GO	5.000%	10/1/34	160	160
California GO	3.000%	11/1/34	3,200	3,069
California GO	5.000%	11/1/34	7,770	8,560
California GO	5.000%	11/1/34	2,590	2,853
California GO	5.000%	12/1/34	1,550	1,593
California GO	5.000%	4/1/35	6,435	6,920
California GO	5.000%	4/1/35	7,060	7,535
California GO	5.000%	8/1/35	5,000	5,046
California GO	4.000%	9/1/35	10,000	10,066
California GO	5.000%	9/1/35	3,115	3,505
California GO	3.000%	10/1/35	61,285	58,069
California GO	3.000%	11/1/35	2,300	2,178
California GO	5.000%	11/1/35	22,035	24,200
California GO	4.000%	3/1/36	9,680	9,992
California GO	5.000%	8/1/36	7,610	8,706
California GO	5.000%	9/1/36	2,000	2,062
California GO	5.000%	9/1/36	11,555	13,080
California GO	5.000%	9/1/36	4,875	5,550
California GO	3.000%	10/1/36	6,015	5,645
California GO	5.000%	10/1/36	2,145	2,416
California GO	5.000%	8/1/37	20,000	22,854
California GO	3.000%	10/1/37	6,800	6,321
California GO	5.000%	10/1/37	6,930	7,660
California GO	5.000%	11/1/37	8,660	9,695
California GO	4.000%	3/1/38	4,930	5,057
California GO	5.000%	8/1/39	17,000	19,361
California GO	5.000%	9/1/39	6,750	7,653
California GO	4.000%	10/1/39	2,415	2,475
California GO	5.000%	10/1/39	2,250	2,526
California GO	4.000%	3/1/40	4,600	4,678
California GO	5.000%	9/1/41	1,035	1,136
California GO	5.000%	9/1/41	10,000	11,279
California GO	4.000%	10/1/41	20,760	21,077
California GO	5.000%	4/1/42	4,300	4,469
California GO	5.000%	9/1/42	12,540	13,869
California GO	4.000%	10/1/42	5,000	5,077
California GO	5.000%	10/1/42	43,365	45,923
California GO	5.000%	10/1/42	10,000	11,128
California GO	5.000%	9/1/43	45,500	50,545
California GO	5.000%	9/1/43	13,000	14,511
California GO	5.000%	8/1/44	3,000	3,346
California GO	5.250%	8/1/44	8,000	9,120
California GO	5.000%	9/1/44	10,500	11,666
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,490
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,135	5,507
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,858
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,173
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,165
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	39,900	43,955
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,448
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,240
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,289
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,367
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,573
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,125	2,233
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,314
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,643
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,091
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	32,840	33,036
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,669
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,000	2,158
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,823
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,250	1,393
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,000	1,100
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,500	1,656
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	2,000	2,192
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	22,735	25,041

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	7,410	8,276
	California Health Facilities Financing Authority Revenue	5.000%	7/1/31	5,000	5,422
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	25,054	25,262
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,105	7,296
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	83,152	81,836
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	42,392	40,647
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	55,613	51,631
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	8,906	9,161
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,674
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	10,000	9,885
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	10,000	9,885
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	68,000	70,446
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	21,497
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/40	5,405	5,359
[4]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.350%	11/1/24	13,870	13,870
[4,5]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	4.350%	11/1/24	4,800	4,800
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	710	697
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	11,240	3,229
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,636
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,123
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	6,585	6,892
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,500	1,673
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,108
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	6,550	6,996
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	10,000	11,287
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,200	1,354
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	1,250	1,423
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	2,825	3,242
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	2,250	2,603
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	1,750	2,016
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	2,500	2,860
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	2,750	3,137
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	2,500	2,846
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	1,900	2,157
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	14,724
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,740
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,430	2,489
	California State University College & University Revenue	5.000%	11/1/28	3,570	3,693
	California State University College & University Revenue	5.000%	11/1/30	8,400	8,849
	California State University College & University Revenue	5.000%	11/1/31	5,955	6,263
	California State University College & University Revenue	5.000%	11/1/33	8,010	8,401
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,022
	California State University College & University Revenue	5.000%	11/1/34	10,270	10,754
	California State University College & University Revenue	5.000%	11/1/35	12,825	13,414
	California State University College & University Revenue	5.000%	11/1/36	12,660	13,227
	California State University College & University Revenue	5.000%	11/1/36	7,165	7,814
	California State University College & University Revenue	5.000%	11/1/39	2,000	2,290
	California State University College & University Revenue	5.000%	11/1/40	4,000	4,547
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,377
	California State University College & University Revenue	5.000%	11/1/41	1,060	1,197
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,120
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,115
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,990
	California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	21,250
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	4,530	4,242
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	9,834
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,052
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,042
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,006
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,568
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,000	1,076
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,019
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,000	3,086
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,202
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	16,725	18,413
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	3,725	3,916
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,225	4,441
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,008
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,026

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,028
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,053
	Cerritos Community College District GO	0.000%	8/1/28	1,000	895
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,546
	Cerritos Community College District GO	0.000%	8/1/31	1,000	805
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,882
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,530
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	815
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,321
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	1,050
[1]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,712
[1]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,725
[1]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,803
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,273
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,339
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,399
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,464
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,417
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,619
[9]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,429
	Concord CA COP	2.125%	4/1/41	2,275	1,619
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/40	2,565	2,634
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	26,250	20,450
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	8,600	7,113
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,840	3,714
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	4,459
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	8,966
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,675	1,650
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,373
[4,5]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	4.350%	11/1/24	12,300	12,300
[1]	Downey Unified School District GO	2.000%	8/1/38	1,080	802
[1]	Downey Unified School District GO	2.000%	8/1/39	1,005	730
[1]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,818
[1]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,161
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,120
[1]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,790
[1]	East Side Union High School District GO	3.000%	8/1/34	845	818
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,771
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,423
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,504
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,665
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	759
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,146
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,774
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,383
	Fairfield CA Water Revenue	5.000%	4/1/42	5,000	5,162
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,996
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,815
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,550
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	828
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	619
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,089
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.125%	1/15/28	20,090	22,090
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.200%	1/15/29	2,000	2,260
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	3,000	2,158
[4,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	43,005	37,729
	Fresno Unified School District GO	3.000%	8/1/36	1,000	938
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,231
[7]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,626
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,759
[14]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,624
[14]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	46,797
[2]	Imperial Community College District GO	0.000%	8/1/30	2,020	1,639
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,813
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,043
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,017
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,209
[1]	Kern Community College District GO	0.000%	11/1/26	10,210	9,635
	Kern Community College District GO	3.000%	8/1/40	3,030	2,711

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,549
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,381
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,829
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	170
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	251
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	300	333
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	1,000	1,110
[7]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,399
[7]	Long Beach Unified School District GO	0.000%	8/1/33	3,145	2,331
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,752
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,250	3,376
	Los Angeles CA Unified School District GO	5.000%	7/1/27	6,250	6,659
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,440
	Los Angeles CA Unified School District GO	5.000%	7/1/29	12,520	13,891
	Los Angeles CA Unified School District GO	5.000%	7/1/30	28,080	31,716
	Los Angeles CA Unified School District GO	5.000%	7/1/31	23,000	26,444
	Los Angeles CA Unified School District GO	5.000%	7/1/32	24,855	28,879
	Los Angeles CA Unified School District GO	5.000%	7/1/33	20,000	23,460
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,587
	Los Angeles CA Unified School District GO	5.000%	7/1/34	18,500	21,928
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,605	2,451
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/35	17,000	17,971
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	26,945
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	13,178
	Los Angeles CA Unified School District GO	4.000%	7/1/38	6,000	6,168
	Los Angeles CA Unified School District GO	4.000%	7/1/38	7,405	7,656
	Los Angeles CA Unified School District GO	4.000%	7/1/40	10,000	10,174
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,460	4,539
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,400	2,433
	Los Angeles CA Unified School District GO	5.000%	7/1/41	2,000	2,264
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,241
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,403
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,145
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,097
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,190
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	3,000	3,148
[4,5]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.350%	11/1/24	36,995	36,995
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/35	5,000	5,897
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/36	8,675	10,185
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/37	10,000	11,681
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	8,980
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	9,633
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	16,924
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	19,939
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,581
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	15,638
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	19,415
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	13,174
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	17,724
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,395
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	16,812
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	21,518
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	12,325	13,487
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	7,565	8,109
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,101
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	8,003
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	4,978
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,036
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,445	4,529
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	2,981
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	27,000	27,418
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	5,519
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	6,285	6,417
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	8,800	9,511
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	3,000	3,051
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	23,055	23,974
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	36,000	38,402
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	16,270	16,899
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	17,150	18,265
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	11,140	11,557

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	750	791
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	10,500	11,166
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	10,760	11,521
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,015	1,141
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,075	7,554
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	6,300	6,907
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,795
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	33,540	36,560
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,090	1,219
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,489
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,020	8,856
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,850	9,657
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,315	9,340
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,630	2,970
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,154
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,690	4,126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,680	1,888
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,790	8,664
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,050	1,168
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,500	1,677
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,265	2,512
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	1,120	1,248
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	4,125	4,562
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	2,235	2,483
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,604
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	2,601
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,805
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	19,203
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	22,900
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	18,370
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	11,695
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	5,070	5,641
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	10,150	11,019
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	18,294
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,285	1,327
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	37,790
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,000	995
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	10,397
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/26	1,400	1,449
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/33	2,200	2,551
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,038
[9]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,355
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	3,525	3,898
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	974
	Milpitas CA Unified School District GO	2.000%	8/1/40	3,130	2,230
[6]	Moreland School District GO	5.000%	8/1/39	1,245	1,409
[6]	Moreland School District GO	5.000%	8/1/41	1,800	2,016
	Mount San Antonio Community College District GO	5.875%	8/1/28	1,505	1,651
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	3,000	3,030
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,463
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	18,048
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	90,055	95,491
	Novato CA Unified School District GO	3.000%	8/1/39	2,000	1,813
	Novato CA Unified School District GO	3.000%	8/1/40	3,425	3,046
[1]	Oak Park Unified School District GO	0.000%	8/1/28	1,050	929
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	9,945	8,558
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	4,531
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	10,823
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	13,442
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	18,320
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	17,076
[7]	Palomar Health GO	0.000%	8/1/30	7,000	5,630
[7]	Palomar Health GO	0.000%	8/1/32	9,300	6,846
	Palomar Health GO	4.000%	8/1/34	5,725	5,602
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,245	3,031
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,002
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	905
	Pleasanton Unified School District GO	4.000%	8/1/40	600	613

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pleasanton Unified School District GO	4.000%	8/1/41	1,000	1,021
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,341
[1]	Poway Unified School District GO	0.000%	8/1/31	10,000	8,069
[2]	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project)	5.000%	9/1/32	3,125	3,172
	Rio Hondo CA Community College District GO	6.850%	8/1/42	1,000	1,286
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	6,760
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,438
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,464
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,418
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	3,362
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,580	4,942
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,795
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,191
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,653
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	2,115
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	4,137
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,553
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,905
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,750
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,722
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,405
[1]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,682
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	286
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	360
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	166
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,706
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,021
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,626
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	8,813
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	2,250	2,572
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/40	1,650	1,873
	Sacramento County CA Special Tax Revenue	5.000%	9/1/31	5,780	6,224
	Sacramento County CA Special Tax Revenue	5.000%	9/1/33	2,645	2,836
	San Diego CA Unified School District GO	0.000%	7/1/30	1,115	942
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	662
	San Diego CA Unified School District GO	0.000%	7/1/37	1,000	633
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,158
	San Diego CA Unified School District GO	5.000%	7/1/42	4,000	4,508
	San Diego CA Unified School District GO	5.000%	7/1/43	4,000	4,496
	San Diego CA Unified School District GO	0.000%	7/1/44	10,825	4,933
	San Diego CA Unified School District GO	5.000%	7/1/44	1,425	1,594
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	4,355	3,657
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	4,915
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,343
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,456
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,110
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,530
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,494
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,885
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	9,465	9,392
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,000	1,017
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,321
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	9,655	10,136
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	2,750	2,994
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	8,913
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	12,472
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	9,527
	San Diego Unified School District, ETM	0.000%	7/1/30	5,800	4,870
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	5,000	4,562
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/33	12,465	12,499
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/35	10,000	10,010
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/36	10,000	10,001
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,606
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	2,698
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	2,798
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,015
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,118
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,027
	San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,189

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County GO	4.000%	6/15/39	5,630	5,722
	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,307
	San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,496
	San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,097
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,932
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/39	3,395	3,907
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,545	1,760
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	1,410	1,580
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	10,878
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	15,176
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	11,825
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	4,250	4,794
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	5,750	6,459
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	19,000	21,053
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,171
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,141
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	9,775
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,135
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,118
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	12,000	12,543
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,125	1,312
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,060	1,236
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,000	1,166
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,000	1,166
	San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,427
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	3,000	3,124
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	2,485	2,690
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,110	3,234
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,170	3,424
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	3,565	3,705
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,482
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	508
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	508
	San Mateo Foster CA City School District GO	3.000%	8/1/40	560	504
	San Mateo Foster CA City School District GO	3.000%	8/1/41	500	446
	San Mateo Foster CA City School District GO	3.000%	8/1/41	585	522
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,354
[14]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	3,042
[14]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,925
[14]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,684
[9]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,843
[9]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,817
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/38	1,160	1,343
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/39	800	922
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/40	1,200	1,377
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/41	2,000	2,283
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,894
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	5,048
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	4,046
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	6,688
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	9,888
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	7,899
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	9,872
	Santa Clara Unified School District GO	3.000%	7/1/36	4,950	4,750
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,376
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,512
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,519
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	10,928
[14]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	10,212
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,560
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,484
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,640
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,233
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	6,117

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,207
[1]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,325
[1]	Simi Valley Unified School District GO	0.000%	8/1/30	3,000	2,503
	Sonoma County Junior College District GO	5.000%	8/1/41	3,000	3,076
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/37	750	827
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/39	1,000	1,097
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,878
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	464
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	93,920	99,825
	Stockton Unified School District COP	5.000%	2/1/34	2,295	2,403
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	633
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,124
[9]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,726
[9]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,138
[9]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,614
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,536
	University of California College & University Revenue	5.000%	5/15/29	5,220	5,780
	University of California College & University Revenue	5.000%	5/15/31	12,000	13,609
	University of California College & University Revenue	5.000%	5/15/31	10,000	11,341
	University of California College & University Revenue	5.000%	5/15/32	8,635	9,236
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,140
	University of California College & University Revenue	5.000%	5/15/33	1,500	1,741
	University of California College & University Revenue	4.000%	5/15/34	28,825	29,241
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,726
	University of California College & University Revenue	5.000%	5/15/35	4,900	5,118
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,367
	University of California College & University Revenue	5.000%	5/15/36	9,010	9,572
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,302
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,297
	University of California College & University Revenue	5.000%	5/15/37	2,120	2,427
	University of California College & University Revenue	5.000%	5/15/37	4,500	5,152
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,143
	University of California College & University Revenue	5.000%	5/15/39	1,150	1,258
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,138
	University of California College & University Revenue	5.000%	5/15/39	5,000	5,692
	University of California College & University Revenue	5.000%	5/15/39	15,000	17,284
	University of California College & University Revenue	5.000%	5/15/40	3,000	3,434
	University of California College & University Revenue	5.000%	5/15/41	8,000	8,688
	University of California College & University Revenue	5.000%	5/15/41	18,000	20,304
	University of California College & University Revenue	5.000%	5/15/41	4,500	5,134
	University of California College & University Revenue	5.000%	5/15/41	4,620	5,271
	University of California College & University Revenue	5.000%	5/15/42	2,250	2,436
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,400
	University of California College & University Revenue	5.000%	5/15/42	1,500	1,700
	University of California College & University Revenue	5.000%	5/15/43	2,000	2,252
	University of California College & University Revenue	5.000%	5/15/43	1,250	1,408
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	19,020	19,213
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	5,625	5,992
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	6,025	6,407
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	6,640	7,039
	University of California College & University Revenue (Limited Project)	4.000%	5/15/38	12,300	12,704
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,850	1,958
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	7,405	7,539
	University of California College & University Revenue (Limited Project)	4.000%	5/15/41	17,130	17,377
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	15,000	16,860
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	11,121
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	5,300	5,329
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,818
	Ventura County Community College District GO	0.000%	8/1/26	8,500	8,074
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,856
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	803
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	693
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	587
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	459
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	6,885
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,426
[9]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,632
[1,8]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,153

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,270
[1,8]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	13,650
[7]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	4,585
[9]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,655
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,059
[2]	West Contra Costa Unified School District GO	4.000%	8/1/33	1,715	1,842
[2]	West Contra Costa Unified School District GO	5.000%	8/1/33	2,310	2,653
[9]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	11,813
[2]	West Contra Costa Unified School District GO	5.000%	8/1/34	500	580
[2]	West Contra Costa Unified School District GO	5.000%	8/1/34	1,750	2,028
[2]	West Contra Costa Unified School District GO	5.000%	8/1/34	2,730	3,164
[2]	West Contra Costa Unified School District GO	5.000%	8/1/35	2,250	2,590
[2]	West Contra Costa Unified School District GO	5.000%	8/1/36	500	573
[2]	West Contra Costa Unified School District GO	5.000%	8/1/36	1,000	1,147
[2]	West Contra Costa Unified School District GO	5.000%	8/1/36	1,765	2,024
[2]	West Contra Costa Unified School District GO	5.000%	8/1/37	1,980	2,262
					6,389,266
Colorado (1.6%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,342
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/37	2,295	2,335
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	5,480	5,536
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	3,645	3,681
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	10,407
	Adams County CO COP	5.000%	12/1/30	600	611
	Adams County CO COP	5.000%	12/1/33	1,040	1,057
	Adams County CO COP	5.000%	12/1/34	790	803
	Arapahoe County School District No. 5 Cherry Creek GO	4.000%	12/15/37	27,995	28,004
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	10,000	10,694
[2]	Arista Metropolitan District GO	5.000%	12/1/38	1,500	1,618
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,190
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,190
[7]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/32	1,500	1,637
[7]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/33	1,530	1,665
[7]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/34	3,000	3,257
[7]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/35	1,500	1,625
[7]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/37	1,620	1,747
[7]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/39	1,150	1,235
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	11,500	13,000
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,197
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	8,978
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,401
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,066
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/28	200	213
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/30	200	218
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/32	250	277
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/34	250	279
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/35	300	333
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/36	275	304
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/37	275	303
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/38	360	397
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/39	400	439
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/40	300	328
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/41	350	380
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/42	370	399
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/43	400	430
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/44	300	321
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	607
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	602
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/43	4,405	4,621
	Colorado COP	5.000%	9/1/30	1,260	1,337
	Colorado COP	5.000%	11/1/32	1,500	1,698
	Colorado COP	5.000%	3/15/33	1,350	1,443
	Colorado COP	5.000%	11/1/33	1,375	1,568
	Colorado COP	4.000%	12/15/33	23,200	23,681
	Colorado COP	5.000%	3/15/34	1,385	1,477
	Colorado COP	5.000%	11/1/34	1,250	1,430
	Colorado COP	4.000%	12/15/34	16,040	16,314
	Colorado COP	5.000%	11/1/35	1,025	1,163
	Colorado COP	4.000%	12/15/35	15,500	15,711

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado COP	5.000%	3/15/36	2,840	3,011
Colorado COP	5.000%	11/1/36	1,625	1,834
Colorado COP	4.000%	12/15/36	3,000	3,064
Colorado COP	6.000%	12/15/36	3,200	3,818
Colorado COP	4.000%	3/15/37	1,870	1,897
Colorado COP	4.000%	6/15/37	1,030	1,047
Colorado COP	3.000%	12/15/37	10,000	8,910
Colorado COP	4.000%	12/15/37	9,540	9,638
Colorado COP	6.000%	12/15/37	10,000	11,881
Colorado COP	4.000%	3/15/38	2,760	2,791
Colorado COP	4.000%	6/15/38	1,345	1,365
Colorado COP	6.000%	12/15/38	7,890	9,344
Colorado COP	4.000%	3/15/39	7,135	7,174
Colorado COP	4.000%	6/15/39	1,020	1,029
Colorado COP	4.000%	12/15/39	5,255	5,300
Colorado COP	4.000%	6/15/40	1,320	1,328
Colorado COP	4.000%	6/15/41	1,300	1,300
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	1,901
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	4,764
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,648
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	130
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	375	348
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	887
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,037
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	2,100	2,111
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	2,075	2,084
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,499
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	601
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,543
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	757
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,885	1,890
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	589
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,175
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,475	9,960
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,460	1,464
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,033
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	599
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	429
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	497
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	4,617
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,408
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	946
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	9,240	9,885
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,263
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,220	1,258
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	3,250	3,656
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,327
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	5,500	6,161
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,304
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	3,996
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	1,000	1,121
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,750	2,007
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	6,904
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/35	1,200	1,341
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	5,864
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,400	6,747
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	8,239
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,155	1,288
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	18,595
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,507
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,655	2,946
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,995	2,114
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,500	2,768
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	11,653

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,000	4,459
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	7,410	8,145
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	4,400	4,399
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	660	716
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,081
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	1,000	1,075
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	3,565	3,813
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	5,000	5,341
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	5,000	5,330
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/28	800	849
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/29	700	752
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/30	1,400	1,515
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/31	1,000	1,073
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/32	1,000	1,067
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/33	1,195	1,272
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/34	1,100	1,165
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	4.000%	10/1/35	800	800
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	3.000%	10/1/36	2,000	1,776
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	375	353
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	668
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	691
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	1,345	1,327
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	1,400	1,379
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	775
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	697
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,214
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,614
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,483
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,574
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	6,255	6,359
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	6,590	6,792
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,665	21,359
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	22,785	24,268
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	5,650	6,042
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/29	4,100	4,440
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	11/19/26	925	963
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,076
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,475
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,685
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,107
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,165
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.480%	3/1/44	1,210	1,185
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	6,300	6,209
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,404
	Colorado School of Mines College & University Revenue	5.000%	12/1/41	4,495	4,937
	Colorado School of Mines College & University Revenue	5.000%	12/1/43	4,450	4,833
	Colorado School of Mines College & University Revenue	5.000%	12/1/44	2,250	2,436
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,012
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,175	1,307
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	2,010	2,226
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,570	1,726
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,165
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	3,000	3,115
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/32	550	611
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/33	450	503
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/41	1,760	1,917
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/42	1,000	1,085
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/43	850	919
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/44	675	727
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/31	2,250	2,545
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/32	2,000	2,286
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/37	1,590	1,432

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/40	1,950	2,199
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/41	2,385	2,675
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	3,875	3,903
	Denver City & County School District No. 1 GO	5.000%	12/1/33	13,595	14,097
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	11,871
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	15,144
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	24,297
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	781
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,026
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,151
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,015
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,067
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,448
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	797
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	841
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,033
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,262
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	901
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,385
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,246
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	6,961
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	7,848
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	635
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,288
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,113
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	7,676
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	1,996
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	4,974
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	5,786
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,279
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	1,295	1,434
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/40	575	633
	Denver CO City & County GO	5.000%	8/1/34	10,000	11,334
	Denver CO City & County GO	4.000%	8/1/42	14,000	14,006
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	801
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	765
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	768
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,555
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,517
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,026
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	4,775	4,829
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,000	944
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/32	3,420	3,507
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	623
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	518
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	20,402
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/31	5,000	3,879
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	7,384
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	2,610	1,310
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	3,040	3,390
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	4,798
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	7,767
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,229
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,458
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,449
	Eagle County School District No. Re50J GO	4.000%	12/1/41	2,730	2,754
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,091
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,840
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,070
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,066
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,617
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,152
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	868
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	750
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,773
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,801
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/35	600	673
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/36	550	613
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/37	600	667
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/39	1,600	1,764

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/40	1,100	1,205
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/41	1,200	1,309
[7]	Gypsum CO Sewer Revenue	5.000%	12/1/35	1,000	1,129
[7]	Gypsum CO Sewer Revenue	5.000%	12/1/36	1,000	1,125
[7]	Gypsum CO Sewer Revenue	5.000%	12/1/38	1,535	1,713
[7]	Gypsum CO Sewer Revenue	5.000%	12/1/40	1,000	1,101
[1]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	519
[1]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	208
[1]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,674
[1]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	814
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,029
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	19,076
	Jefferson County School District R-1 GO	5.000%	12/15/37	24,580	25,986
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.000%	12/1/43	1,250	1,216
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.250%	12/15/44	1,615	1,628
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/32	1,000	1,034
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/34	2,740	2,815
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,428
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,574
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,404
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/40	1,350	1,426
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/37	1,750	1,854
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/38	1,050	1,110
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,160
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	1,921
	Mesa County School District No. 50 GO	4.000%	12/1/44	1,300	1,294
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	8,349	7,928
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,017
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,032
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,519
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,091
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,263
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,135
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/26	315	326
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/28	255	272
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/35	350	382
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/36	250	272
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/38	620	671
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	5,905	5,871
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	1,670	1,751
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	37,355	44,950
	Regional Transportation District COP	5.000%	6/1/26	1,500	1,547
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,229
	Regional Transportation District COP	5.000%	6/1/32	5,000	5,607
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	1,300	1,378
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,066
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	643
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	537
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	755
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	592
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	859
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	1,800	1,931
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	3,925	3,968
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,013
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	6,360	6,380
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	3,005
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	5,020	4,438
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/39	3,000	2,954
[1]	Sand Creek Metropolitan District GO	4.000%	12/1/40	1,750	1,744
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	500	491
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,115	1,118
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	535	510
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.125%	12/1/39	550	568
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	3,250	2,905
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/42	7,500	7,974
	Thornton CO COP	4.000%	12/1/35	3,940	3,992
	Thornton CO COP	4.000%	12/1/36	4,100	4,147
[7]	Trails at Crowfoot Metropolitan District No. 3 GO	5.000%	12/1/39	1,000	1,085
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	5,452
	University of Colorado College & University Revenue	3.000%	6/1/33	3,000	2,830

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,612
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,780	1,726
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,770
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,374
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	8,754
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,560	9,409
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	11,210	12,588
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	224
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	227
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	238
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	248
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	269
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	273
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	305
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	107
	Village Metropolitan District GO	4.150%	12/1/30	755	738
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,955
	Weld County School District No. 6 Greeley GO	5.000%	12/1/37	1,340	1,434
	Weld County School District No. 6 Greeley GO	5.000%	12/1/40	6,100	6,489
	Weld County School District No. 6 Greeley GO	4.000%	12/1/41	1,370	1,377
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	2,000	2,108
	Weld County School District No. RE-4 GO	5.000%	12/1/37	1,600	1,790
	Weld County School District No. RE-4 GO	5.000%	12/1/38	1,770	1,965
	Weld County School District No. RE-4 GO	5.000%	12/1/39	2,700	2,985
	Weld County School District No. RE-4 GO	5.000%	12/1/40	3,300	3,618
[1]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,854
[1]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,084
[1]	Westminster Public Schools COP	5.000%	12/1/35	775	818
[1]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,274
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/39	2,850	2,896
					1,243,834
Connecticut (1.1%)
[2]	Bridgeport CT GO	5.000%	7/1/32	775	871
[2]	Bridgeport CT GO	5.000%	7/1/33	2,000	2,261
[2]	Bridgeport CT GO	5.000%	7/1/34	1,500	1,708
	Connecticut GO	5.000%	11/15/24	6,440	6,444
	Connecticut GO	5.000%	11/15/24	10,025	10,030
	Connecticut GO	5.000%	9/1/25	18,445	18,719
	Connecticut GO	5.000%	8/1/27	670	709
	Connecticut GO	5.000%	8/1/28	745	802
	Connecticut GO	5.000%	8/15/28	550	568
	Connecticut GO	5.000%	8/1/29	1,150	1,257
	Connecticut GO	5.000%	9/15/30	770	853
	Connecticut GO	5.000%	9/15/31	1,000	1,120
	Connecticut GO	5.000%	11/15/31	3,945	4,427
	Connecticut GO	5.000%	11/15/32	11,245	12,736
	Connecticut GO	3.000%	1/15/33	12,000	11,494
	Connecticut GO	5.000%	6/15/33	8,000	8,002
	Connecticut GO	5.000%	10/15/33	12,000	12,334
	Connecticut GO	5.000%	11/15/33	10,135	11,577
	Connecticut GO	5.000%	11/15/33	11,645	13,302
	Connecticut GO	3.000%	1/15/34	2,000	1,889
	Connecticut GO	5.000%	5/1/34	2,000	2,292
	Connecticut GO	5.000%	6/15/34	350	392
	Connecticut GO	5.000%	11/15/34	10,000	10,127
	Connecticut GO	5.000%	11/15/34	7,300	8,399
	Connecticut GO	5.000%	11/15/34	11,155	12,834
	Connecticut GO	3.000%	1/15/35	9,815	9,152
	Connecticut GO	4.000%	3/15/35	27,500	27,580
	Connecticut GO	5.000%	4/15/35	1,000	1,033
	Connecticut GO	5.000%	6/15/35	350	391
	Connecticut GO	5.000%	11/15/35	5,000	5,061
	Connecticut GO	3.000%	1/15/36	8,800	8,143
	Connecticut GO	4.000%	6/1/36	4,000	4,080
	Connecticut GO	4.000%	6/15/36	1,055	1,062
	Connecticut GO	5.000%	6/15/36	350	390
	Connecticut GO	3.000%	1/15/37	6,955	6,368
[2]	Connecticut GO	4.000%	1/15/37	6,500	6,629

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	4.000%	6/15/37	990	992
Connecticut GO	5.000%	6/15/37	250	277
Connecticut GO	3.000%	1/15/38	23,450	21,260
Connecticut GO	5.000%	6/15/38	400	442
Connecticut GO	3.000%	1/15/39	11,890	10,580
Connecticut GO	3.000%	6/1/39	2,500	2,220
Connecticut GO	4.000%	6/1/39	3,000	3,031
Connecticut GO	5.000%	1/15/40	2,500	2,667
Connecticut GO	5.000%	1/15/40	2,000	2,226
Connecticut GO	5.000%	6/1/40	750	803
Connecticut GO	5.000%	6/15/40	500	547
Connecticut GO	5.000%	11/15/41	4,500	5,022
Connecticut GO	5.000%	6/15/42	600	650
Connecticut GO	3.000%	11/15/42	3,690	3,258
Connecticut GO	3.000%	11/15/43	2,500	2,172
Connecticut GO	5.000%	1/15/44	1,375	1,507
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	2,075	2,034
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,040	2,987
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	1,840	1,820
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,065	2,282
Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/37	190	211
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	7,565	8,256
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,435	3,749
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	22,804
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	10,034
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,130
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	15,793
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	1,750	1,973
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	3,747
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	19,083
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,371
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	1,917
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	10,461
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,275
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	7,200	7,789
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	7,400	8,346
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	4,590	5,105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	3,670	4,125
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,775
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,500	1,660
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	4,935	5,518
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	2,000	2,141
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,155
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,177
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	434
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,159
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	536
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,025	1,096
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,541
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	491
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,089
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,530
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	883
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	561
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	469
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	452
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	30,000	35,319
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	16,729
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	16,248
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	12,235	12,157
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,665	3,642
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	30,024
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,297
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,018
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,466
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,570	1,610
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,233
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	20,000	21,557
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	10,586
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	10,870

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,600	1,777
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	7,900	8,216
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,681
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,693
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,013
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,136
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,066
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	500	493
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,867
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,009
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,200	5,214
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,243
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	12,284
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,510
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,614
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,730	4,721
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	4,463
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,438
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,076
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	945
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	2,275	2,205
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/41	4,060	3,254
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	7,390	7,971
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	811
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	699
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	806
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	616
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,432
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,198
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,929
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,112
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,167
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/36	405	445
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/39	670	724
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/42	3,660	3,894
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/40	2,000	1,996
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	9,495	9,664
	Metropolitan District GO	5.000%	7/15/26	1,000	1,038
	Metropolitan District GO	5.000%	7/15/27	1,640	1,739
	Metropolitan District GO	5.000%	7/15/29	1,845	1,987
	Metropolitan District GO	5.000%	7/15/30	1,360	1,458
	Metropolitan District GO	5.000%	7/15/31	1,520	1,625
	Metropolitan District GO	5.000%	7/15/32	1,765	1,880
	Metropolitan District GO	5.000%	7/15/33	1,325	1,437
	Metropolitan District GO	5.000%	7/15/33	1,000	1,085
	Metropolitan District GO	5.000%	7/15/34	1,425	1,542
	Metropolitan District GO	5.000%	7/15/34	1,000	1,082
	Metropolitan District GO	4.000%	7/15/35	1,880	1,918
	Metropolitan District GO	4.000%	7/15/36	1,425	1,449
	Metropolitan District GO	4.000%	7/15/36	1,200	1,220
	Metropolitan District GO	4.000%	7/15/37	2,030	2,059
	Metropolitan District GO	4.000%	9/1/38	4,185	4,296
	Metropolitan District GO	4.000%	7/15/39	500	505
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/34	7,370	7,368
[2]	New Haven CT GO	5.000%	8/1/29	500	537
[2]	New Haven CT GO	5.000%	8/1/30	500	542
[2]	New Haven CT GO	5.000%	8/1/36	1,000	1,096
[2]	New Haven CT GO	5.000%	8/1/38	1,000	1,086
	Norwalk CT GO	4.000%	8/15/40	955	978
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/42	2,885	2,853
[2]	Stratford CT GO	4.000%	1/1/35	3,890	3,923
[2]	Stratford CT GO	4.000%	1/1/36	3,890	3,918
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,041
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	2,946
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,530	1,619
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,785	1,889
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,435
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,348

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Connecticut College & University Revenue	5.000%	8/15/28	1,850	1,993
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,352
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	3,541
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,087
	University of Connecticut College & University Revenue	5.000%	8/15/29	1,800	1,971
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	2,912
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,350
	University of Connecticut College & University Revenue	5.000%	8/15/39	675	755
	University of Connecticut College & University Revenue	5.000%	8/15/40	925	1,030
					819,677
Delaware (0.2%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	47,307	38,300
	Delaware GO	5.000%	5/1/25	10,000	10,091
	Delaware GO	5.000%	1/1/26	2,000	2,047
	Delaware GO	4.000%	5/1/42	12,000	12,098
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/35	310	318
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/36	340	346
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	5,437
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,629
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	6,973
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	10,933
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,868
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,148
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,269
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,247
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,210
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	6,834
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,445
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	8,656
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,635
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/27	4,975	5,265
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/29	4,000	4,388
[4,5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.400%	11/1/24	19,555	19,555
[13]	Freddie Mac Pool	4.170%	5/1/37	5,423	5,232
	University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,502
	University of Delaware College & University Revenue	5.000%	11/1/38	535	621
	University of Delaware College & University Revenue	5.000%	11/1/39	850	988
	University of Delaware College & University Revenue	5.000%	11/1/40	510	593
	University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,542
					159,170
District of Columbia (1.1%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,076
	District of Columbia Charter School Aid Revenue	3.000%	6/1/30	960	905
	District of Columbia Charter School Aid Revenue	4.000%	6/1/30	870	860
	District of Columbia Charter School Aid Revenue	5.000%	6/1/34	325	338
	District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,266
	District of Columbia Charter School Aid Revenue	5.625%	6/1/44	500	521
	District of Columbia College & University Revenue	5.000%	4/1/30	250	268
	District of Columbia College & University Revenue	5.000%	4/1/31	250	270
	District of Columbia College & University Revenue	4.000%	4/1/32	250	253
	District of Columbia College & University Revenue	4.000%	4/1/33	280	283
	District of Columbia College & University Revenue	4.000%	4/1/34	300	303
	District of Columbia College & University Revenue	4.000%	4/1/35	300	300
	District of Columbia College & University Revenue	4.000%	4/1/36	350	350
	District of Columbia College & University Revenue	3.000%	4/1/37	1,090	968
	District of Columbia College & University Revenue	3.000%	4/1/38	1,815	1,590
	District of Columbia College & University Revenue	3.000%	4/1/40	635	533
	District of Columbia College & University Revenue	3.000%	4/1/41	295	243
	District of Columbia GO	5.000%	6/1/26	3,130	3,230
	District of Columbia GO	5.000%	6/1/27	5,615	5,930
	District of Columbia GO	5.000%	6/1/28	2,175	2,295
	District of Columbia GO	5.000%	6/1/29	1,065	1,120
	District of Columbia GO	5.000%	12/1/31	10,320	11,678
	District of Columbia GO	5.000%	10/15/32	6,500	7,025
	District of Columbia GO	5.000%	12/1/32	14,000	15,950
	District of Columbia GO	4.000%	6/1/33	7,020	7,137
	District of Columbia GO	5.000%	12/1/33	13,625	15,628
	District of Columbia GO	5.000%	6/1/34	5,115	5,326
	District of Columbia GO	5.000%	6/1/35	18,355	19,059

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	6/1/35	1,000	1,038
	District of Columbia GO	5.000%	10/15/35	15,000	16,031
	District of Columbia GO	5.000%	12/1/35	4,620	5,384
	District of Columbia GO	4.000%	2/1/36	2,600	2,669
	District of Columbia GO	4.000%	2/1/36	900	924
	District of Columbia GO	5.000%	6/1/36	4,540	4,680
	District of Columbia GO	5.000%	6/1/36	17,555	18,209
	District of Columbia GO	5.000%	6/1/36	11,250	11,666
	District of Columbia GO	5.000%	6/1/37	10,395	10,760
	District of Columbia GO	5.000%	10/15/37	17,475	18,600
	District of Columbia GO	5.000%	6/1/38	11,045	11,412
	District of Columbia GO	5.000%	6/1/38	11,485	12,029
	District of Columbia GO	5.000%	10/15/38	16,125	17,137
	District of Columbia GO	5.000%	1/1/39	3,000	3,338
	District of Columbia GO	4.000%	2/1/39	5,000	5,078
	District of Columbia GO	5.000%	1/1/40	4,660	5,148
	District of Columbia GO	5.000%	8/1/40	5,000	5,611
	District of Columbia GO	5.000%	8/1/40	1,130	1,268
	District of Columbia GO	5.000%	6/1/41	12,620	12,840
	District of Columbia GO	5.000%	8/1/41	5,000	5,575
	District of Columbia GO	5.000%	8/1/41	2,225	2,481
	District of Columbia GO	5.000%	8/1/42	6,700	7,427
	District of Columbia GO	5.000%	6/1/43	5,055	5,257
	District of Columbia GO	5.000%	8/1/43	8,425	9,293
	District of Columbia GO	5.000%	8/1/44	13,755	15,100
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	520	519
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,352
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/45	2,940	2,976
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,170	1,171
[4]	District of Columbia Housing Finance Agency Revenue TOB VRDO	4.400%	11/1/24	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,511
	District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,188
	District of Columbia Income Tax Revenue	5.000%	10/1/30	22,885	25,536
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,595
	District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	5,658
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	7,614
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	13,993
	District of Columbia Income Tax Revenue	5.000%	10/1/34	16,570	19,110
	District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	16,408
	District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	16,859
	District of Columbia Income Tax Revenue	5.000%	10/1/36	9,390	10,745
	District of Columbia Income Tax Revenue	5.000%	10/1/37	3,075	3,506
	District of Columbia Income Tax Revenue	5.000%	12/1/37	8,500	9,477
	District of Columbia Income Tax Revenue	3.000%	3/1/38	23,295	21,455
	District of Columbia Income Tax Revenue	4.000%	3/1/39	1,005	1,013
	District of Columbia Income Tax Revenue	4.000%	5/1/39	1,400	1,420
	District of Columbia Income Tax Revenue	5.000%	5/1/39	3,500	3,907
	District of Columbia Income Tax Revenue	4.000%	5/1/40	740	746
	District of Columbia Income Tax Revenue	5.000%	5/1/40	3,975	4,407
	District of Columbia Income Tax Revenue	5.000%	7/1/40	19,685	21,590
	District of Columbia Income Tax Revenue	5.000%	5/1/41	4,400	4,851
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,920	2,097
	District of Columbia Income Tax Revenue	5.000%	5/1/42	4,320	4,737
	District of Columbia Income Tax Revenue	5.000%	7/1/42	1,345	1,464
	District of Columbia Income Tax Revenue	5.000%	3/1/44	6,485	6,815
	District of Columbia Income Tax Revenue	5.000%	5/1/45	2,000	2,112
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,199
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,096
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,262
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	1,061
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,141
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/41	10,000	11,140
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/42	13,000	14,396
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	2,270	2,387
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/47	1,000	1,072
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,966
[4]	District of Columbia Water & Sewer Authority Water Revenue TOB VRDO	4.050%	11/1/24	15,675	15,675
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,363
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,307
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,197

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,760
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,219
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,068
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	639
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,695
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,122
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,575
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,505
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,116
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,263
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,000
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,133
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	45,700	24,853
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	12,000	6,636
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,850	1,113
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,000	587
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	10,255	5,671
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	3,500	3,485
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,160
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	993
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,106
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	2,760	1,499
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,779
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,033
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	6,759
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	6,721
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	5,746
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	7,856
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,016
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	1,022
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,006
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	498
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	2,500	2,555
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/34	2,000	2,032
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	3,040	3,076
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,509
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	751
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,995	1,986
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,225
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	650	688
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	645	695
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	1,920	2,101
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	4,000	3,686
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	1,500	1,671
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	3,000	3,341
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,360	1,504
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,650	4,837
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,425	1,567
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	3,670	4,037
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	10,200	11,061
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	4,700	5,097
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	14,060	15,180
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	6,185	6,645
					829,182
Florida (4.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	105
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,001
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	637
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,352
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	940
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,327
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	154
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	577
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,151
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	22,027
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	461
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,600	3,316
[1]	Alachua County School Board COP	5.000%	7/1/30	4,150	4,577
	Bay County School Board COP	5.500%	7/1/42	1,600	1,752

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	733
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,636
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,738
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,797
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	8,830	9,792
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,879
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	4,000	4,420
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	904
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	5,355
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	6,519
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,002
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/36	9,900	10,843
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/37	10,390	11,334
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/38	7,500	8,145
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/39	11,400	12,343
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	4,035
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,761
	Broward County FL School District COP	5.000%	7/1/35	5,000	5,540
	Broward County FL School District COP	5.000%	7/1/36	12,795	14,139
	Broward County FL School District GO	5.000%	7/1/33	5,605	5,921
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	762
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	2,000	2,011
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/35	1,985	2,134
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/36	2,090	2,261
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,355
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,158
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,507
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,404
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,004
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	756
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,686
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,135
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,094
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	4,010	4,177
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,038
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	2,380	2,459
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	4,865	5,005
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,075
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/39	5,320	5,184
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	4.000%	8/1/30	315	313
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/40	300	304
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,840	1,788
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,876
[4]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/33	2,000	2,080
[4]	Capital Trust Authority Charter School Aid Revenue	6.000%	6/15/43	3,600	3,767
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/39	2,010	2,063
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/44	1,525	1,534
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	5,818
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,504
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,126
[7]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	5,000	5,632
[7]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	11,500	13,006
[7]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	11,000	12,489
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	9,386
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	5,969
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,201
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/38	2,365	2,081
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,335
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	5,516
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	6,500	6,615
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	9,500	9,668
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	4,950	5,117
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	7,060	7,299
	Central Florida Tourism Oversight District GO	4.000%	6/1/32	3,115	3,160
	Central Florida Tourism Oversight District GO	4.000%	6/1/34	10,000	10,106
	Central Florida Tourism Oversight District GO	4.000%	6/1/35	4,685	4,710
	Central Florida Tourism Oversight District GO	5.000%	6/1/37	5,000	5,163
[1,11]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,923

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,11]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	4,000
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/40	1,000	1,097
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/41	1,000	1,092
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/42	1,000	1,088
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/43	1,000	1,083
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/44	1,500	1,616
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	2,075	2,214
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	2,000	2,161
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/33	1,000	1,034
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/44	1,000	1,019
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	233
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	231
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	314
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/38	1,655	1,712
	Duval County Public Schools COP	5.000%	7/1/33	14,415	14,555
[1]	Duval County Public Schools COP	5.000%	7/1/34	2,000	2,173
[1]	Duval County Public Schools COP	5.000%	7/1/35	2,250	2,439
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,446
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,662
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,300
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	2,990
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,900	4,130
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,327
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	7,310
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	6,660	7,002
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	6,277
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	16,015	16,726
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,564
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/30	1,375	1,507
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/31	1,445	1,591
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/32	1,520	1,689
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/34	1,685	1,848
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/35	1,765	1,923
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/36	1,855	1,865
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/37	1,930	1,931
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/35	1,870	1,745
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/31	14,180	15,879
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	9,112
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,397
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,059
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,821
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	4,256
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	11,738
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	2,180	1,931
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/41	7,330	7,278
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	9,675	9,590
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/43	10,250	10,179
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/44	4,500	4,454
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,250	1,263
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	430	396
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	445	404
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	820	846
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	1,080	1,110
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,635	1,673
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	781
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	815
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,055	1,072
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,665
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	4.000%	9/15/30	940	904
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	5.000%	9/15/40	4,100	3,939
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/29	315	317
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/31	690	690
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/31	325	338
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/42	455	466
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/42	480	492
[4]	Florida Development Finance Corp. Charter School Aid Revenue(Corner Stone Classical Academy Inc. Project)	5.250%	6/1/44	845	854
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	315	334

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/29	285	305
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,225	1,276
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,075	1,108
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	2,110	1,933
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	3,500	3,556
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,600	1,379
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/38	1,600	1,719
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,869
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,542
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,590
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,495	1,579
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,053
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	11,580	12,438
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/33	1,600	1,646
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/34	6,605	6,773
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/35	2,300	2,351
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	6,000	6,113
[4]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.000%	6/1/44	1,700	1,728
	Florida GO	5.000%	7/1/26	5,540	5,736
	Florida GO	5.000%	7/1/26	15,845	16,407
	Florida GO	5.000%	6/1/27	16,240	17,185
	Florida GO	5.000%	6/1/28	5,000	5,393
	Florida GO	5.000%	6/1/28	5,000	5,393
	Florida GO	4.000%	6/1/29	2,700	2,735
	Florida GO	5.000%	6/1/29	15,115	16,585
	Florida GO	5.000%	6/1/29	12,225	13,414
	Florida GO	4.000%	6/1/30	2,590	2,642
	Florida GO	4.000%	6/1/32	45	46
	Florida GO	4.000%	6/1/32	2,400	2,431
	Florida GO	4.000%	6/1/33	5,570	5,632
	Florida GO	4.000%	6/1/35	4,000	4,039
	Florida GO	4.000%	6/1/42	4,000	4,025
	Florida GO	4.000%	7/1/42	7,150	7,209
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,007
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,590
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,004
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,002
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,309
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	420
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	247
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	463
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	346
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,076
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	350
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,070
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	380
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,261
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	651
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	802
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	357
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	857
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	644
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	911
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	552
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	704
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/33	2,370	2,405
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/34	3,920	3,977
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/36	140	142
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,099

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,349
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,670
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,848
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,020
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,817
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,406
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,624
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,329
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/42	1,925	2,069
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	7,480	7,427
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/55	10,000	11,020
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,960	3,301
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,555	1,584
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	10,000	10,222
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	10,490	10,826
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	10,240	10,574
	Florida Lottery Revenue	5.000%	7/1/26	25,950	26,866
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,075
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,668
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,405
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,524
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	9,039
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	10,314
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	8,777
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	6,945	6,451
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,357
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	3,095	3,311
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/39	350	385
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/40	500	547
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/41	600	653
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/42	500	542
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/43	325	351
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,708
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/41	1,000	1,105
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/42	2,000	2,201
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/43	1,500	1,645
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	8,000	7,863
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/31	200	220
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	175	194
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/33	200	222
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/34	325	358
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/37	425	463
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/39	475	512
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/40	500	536
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/41	550	589
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/42	400	429
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	2,485	2,576
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	160	169
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,271
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,495
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,211
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,236
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,247
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,208
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	706
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	625	649
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/27	2,890	3,061
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	680	696
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,325	2,376
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/26	65	68
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/26	225	234
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,385

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,498
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,154
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,326
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,066
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/44	1,000	1,009
[1]	Hernando County School District COP	5.000%	7/1/27	6,000	6,194
[1]	Hernando County School District COP	5.000%	7/1/31	5,925	6,111
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/28	345	331
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/29	355	337
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/30	365	339
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/31	375	342
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/32	285	272
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/33	300	282
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/34	245	226
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/35	255	234
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/36	260	236
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/40	1,200	917
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	4.500%	5/1/31	500	498
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.150%	5/1/44	1,000	989
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	3,915	4,320
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	1,061
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,177
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,654
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,777
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,262
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	29,131
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/41	6,145	5,188
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/31	3,215	3,346
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	12,259
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	22,470	24,543
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	26,527
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,110
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	23,390	26,549
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,660	1,848
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	1,500	1,661
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	2,000	2,204
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,060	5,551
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	4,640	5,069
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	7,500	8,167
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/49	12,500	13,714
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,721
	Hollywood FL GO	5.000%	7/1/42	3,705	3,974
	Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,240	1,361
	Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	2,014
	Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,153
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,043
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,365
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,064
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,126
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	1,951
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	3,942
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,687
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,688
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	4,908
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,144
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,387
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,634
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	5,906
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,040
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,578
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,076
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	8,994
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	6,490
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,834
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	4,978
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	7,756
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,147
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,355
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,107

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,425	3,691
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,766
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,088
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,144
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,043
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,485
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,131
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	15,567
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	7,829
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,791
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	10,572
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,420
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	7,595
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,311
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,338
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	9,359
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,004
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	10,121
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	3,790
[7]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,000	3,442
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,505
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	10,220
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	9,232
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	3,999
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	6,858
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	2,962
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,145
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,733
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	4,528
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,285
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	11,000	11,666
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,476
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,326
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	5,886
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,024
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,490	1,566
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,367
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,316
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,248
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	8,099
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,278
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,735
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,017
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,015
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	6,078
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,094
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,646
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,197
	JEA Water & Sewer System Water Revenue	3.000%	10/1/40	2,500	2,177
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,308
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	645
	JEA Water & Sewer System Water Revenue	5.000%	10/1/42	3,750	4,131
	JEA Water & Sewer System Water Revenue	5.000%	10/1/43	4,485	4,922
	JEA Water & Sewer System Water Revenue	5.000%	10/1/44	4,440	4,858
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,424
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,585
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,272
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,395
[1]	Lake County School Board COP	5.000%	6/1/31	5,000	5,032
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/38	2,000	2,328
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	2,185	2,184
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/39	1,000	1,162
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,385
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,384
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,035
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,164
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	3,500	3,845
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	6,000	6,558
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	7,475	8,134
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	2,200	2,382

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	2,430	2,623
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	3,757
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,137
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	515	524
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	2,160	2,163
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/29	1,000	1,002
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,770	1,790
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	575	580
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	4,875	5,135
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Shell Point/Waterside Health Project)	5.000%	11/15/39	1,000	1,044
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,003
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,063
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,309
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	1,825
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,003
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,003
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,003
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/40	3,335	3,358
	Lee County School Board COP	5.000%	8/1/27	5,010	5,016
	Lee County School Board COP	5.000%	8/1/28	4,080	4,085
	Lee County School Board COP	5.000%	8/1/34	3,500	3,597
	Lee County School Board COP	5.000%	8/1/35	4,270	4,388
[6]	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/27	2,250	2,353
[6]	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/35	4,500	4,728
[6]	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36	5,695	5,970
[6]	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/37	3,000	3,139
	Manatee County FL GO (Conservation and Park Project)	5.000%	5/1/43	2,090	2,278
[1]	Marion County School Board COP	5.000%	6/1/41	10,000	10,978
[1]	Marion County School Board COP	5.000%	6/1/42	10,000	10,921
[1]	Marion County School Board COP	5.000%	6/1/43	7,000	7,625
[1]	Marion County School Board COP	5.250%	6/1/44	18,000	19,970
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,246
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,210
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,141
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,290
	Miami Beach FL GO	5.000%	5/1/36	2,700	2,886
	Miami Beach FL GO	5.000%	5/1/37	5,695	6,072
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,352
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	1,937
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,042
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,884
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,351
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,529
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,448
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,615
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,786
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,125
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,338
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,560
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,278
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,441
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,590
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,794
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	764
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,061
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,281
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	825
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,000
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,012
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,216
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/43	8,005	8,763
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/44	2,820	3,078
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	2,866
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,002
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,520	1,544
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,488
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,191
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,339
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,660
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,028

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,237
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,090
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/36	1,735	1,938
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/37	1,250	1,392
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/38	1,500	1,667
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/40	4,235	4,653
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/41	5,450	5,962
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/42	5,880	6,408
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/43	4,000	4,344
[6]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/33	6,780	7,589
[6]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/33	10,540	11,677
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,512
[6]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	10,215	11,519
[6]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	9,635	10,737
[6]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/35	10,000	11,180
[6]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/41	10,000	11,059
[6]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/44	8,000	8,653
[6]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/44	10,000	10,902
[6]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	8,000	8,597
[6]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/45	5,000	5,425
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,433
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,473
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,246
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	1,934
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,204
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,692
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,002
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	613
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,552
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,455
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	625
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,751
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	15,789
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,423
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	14,352
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	8,837
	Miami-Dade County FL (Building Better Communities Program) GO	4.000%	7/1/42	1,820	1,824
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	6,921
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	440	474
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	6,983
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	485	536
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,620
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,639
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,099
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,127
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	2,942
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,266
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,260
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,248
	Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,269
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	9,260
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,067
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	9,457
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,110
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,120
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,136
	Miami-Dade County FL GO	5.000%	7/1/39	6,485	6,875
	Miami-Dade County FL GO	5.000%	7/1/41	2,170	2,314
	Miami-Dade County FL GO	5.000%	7/1/44	5,000	5,238
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	4,226
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	2,588
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	12,728
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	11,379
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,676
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	3,539
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	2,156
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/34	3,150	3,271
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	3,893
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,915	5,277
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	2,640	1,798

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	6,073
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/36	3,405	3,460
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	6,367
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	3,411
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	5,338
[2]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/37	3,000	1,794
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	4,696
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	6,998
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/38	27,735	15,556
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	4,914
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	7,325
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	18,250	9,695
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/40	7,650	8,406
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	6,610	3,315
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/41	8,035	8,760
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/41	4,100	1,949
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/42	7,295	7,295
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/42	8,435	9,130
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/42	1,795	809
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/43	5,000	5,385
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/44	9,300	9,980
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	5,000	2,023
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/45	2,500	959
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	11,126
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,107
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	2,000	2,082
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	5,000	5,401
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	5,000	5,354
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	5,750	6,126
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	10,000	11,102
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	10,000	11,229
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/33	1,665	1,726
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	11,000	11,173
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	5,260	5,398
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	10,020	10,083
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	7,000	7,163
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	2,650	2,413
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	8,025	8,147
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/36	3,225	3,403
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	11,510	11,670
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	7,765	7,931
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/37	5,370	5,657
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/38	4,720	4,989
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	4,312
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/40	2,395	2,070
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/40	2,250	2,498
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	5,330	5,320
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/41	2,500	2,759
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/42	3,305	3,626
[1,2]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/43	5,065	4,329
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	18,845	19,548
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	1,885	1,976
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	2,265	2,385
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	655
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	551
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,020
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,048
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,024
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/40	1,677	1,631
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,517
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,180	3,221
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,400	3,389
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	3,355
	Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,013
	Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,057
	Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,012
	Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,156
	Miami-Dade County School Board GO	5.000%	3/15/39	1,535	1,563
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,230

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	1,080	1,087
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	9,210	9,237
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	2,860	2,855
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	7,000	6,842
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,265
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,778
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	11,265	11,364
	Mirada Community Development District Special Assessment Revenue	5.000%	5/1/34	1,000	1,009
	Mirada Community Development District Special Assessment Revenue	5.625%	5/1/44	1,250	1,257
[4]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/44	1,500	1,468
	North AR-1 Pasco Community Development District Special Assessment Revenue	5.750%	5/1/44	1,250	1,268
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	5,000	5,153
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,437
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,210
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,196
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,705
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,092
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/32	1,870	2,110
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/34	2,040	2,124
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/36	2,210	2,263
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/38	2,385	2,422
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/39	2,485	2,514
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/40	2,580	2,596
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/41	2,685	2,691
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/29	1,000	1,075
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	5,809
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,414
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	6,732
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	2,016
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,300
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	2,034
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,312
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,394
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	7,623
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/43	31,450	32,937
[7]	Okaloosa County School Board COP	5.000%	10/1/42	4,050	4,436
[7]	Okaloosa County School Board COP	5.000%	10/1/43	4,035	4,401
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/32	4,455	5,004
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/33	2,825	3,206
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,915	1,930
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,292
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,222
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	460	495
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,162
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	480	521
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,549
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	755	825
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,650	1,832
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,585	1,732
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,000	2,238
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,665	1,828
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,333
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,750	1,921
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,577
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,110
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,124
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,101
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,500	1,640
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	2,055	2,191
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,400	1,524
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,250	2,439
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,250	1,350
[4,5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.400%	11/1/24	52,720	52,720
	Orange County School Board COP, Prere.	5.000%	8/1/26	21,500	22,270
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,199
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,215
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	2,285	2,360
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/27	1,325	1,387
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/28	2,010	2,119
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/29	2,020	2,130

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/31	5,425	5,691
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/33	2,095	2,189
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/34	5,000	5,219
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/35	3,125	3,257
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/37	2,020	2,097
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,565
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/33	650	744
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/34	1,100	1,268
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/34	3,500	4,034
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/35	1,000	1,145
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/42	1,250	1,375
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/43	1,000	1,093
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/44	1,000	1,092
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	25,240	22,573
	Orlando Utilities Commission Water Revenue	5.000%	10/1/37	1,100	1,240
	Orlando Utilities Commission Water Revenue	5.000%	10/1/38	1,000	1,119
	Osceola County Expressway Authority Highway Revenue, ETM	5.550%	10/1/29	1,000	1,173
	Osceola County Expressway Authority Highway Revenue, ETM	5.650%	10/1/30	1,400	1,685
	Osceola County Expressway Authority Highway Revenue, ETM	5.750%	10/1/31	1,625	2,012
	Osceola County Expressway Authority Highway Revenue, Prere.	5.800%	10/1/31	2,060	2,375
	Osceola County Expressway Authority Highway Revenue, Prere.	5.900%	10/1/31	3,000	3,477
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	853
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,153
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	528
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,176
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	634
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,495
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	1,765	1,863
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,730
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	900	950
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,533
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	950	1,002
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,371
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,370
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,501
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	736
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,602
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	1,440	1,511
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,724
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,705	1,783
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,252
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/43	3,010	3,068
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,169
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,106
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.000%	6/1/44	11,465	11,572
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	644
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	1,350	1,332
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	642
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,104
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,062
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,165
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,596
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,663
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,260	1,329
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,125	1,137
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,364
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,486
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,834
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	447
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/32	260	280
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/35	800	852
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/37	770	815
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/38	435	459
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/39	400	420

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/40	400	419
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/41	420	438
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/42	560	582
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,001
	Palm Beach County School District COP	5.000%	8/1/29	3,595	3,635
	Palm Beach County School District COP	5.000%	8/1/31	10,660	10,780
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,484
	Palm Beach County School District COP	5.000%	8/1/32	12,010	12,145
	Palm Beach County School District COP	5.000%	8/1/38	2,500	2,781
	Palm Beach County School District COP	5.000%	8/1/39	2,070	2,296
	Palm Beach County School District COP	5.000%	8/1/40	4,000	4,415
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,090
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	567
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	534
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,060
	Parrish Lakes Community Development District Special Assessment Revenue	5.500%	5/1/44	1,000	1,000
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	37,500	40,723
	Pasco County FL Sales Tax Revenue	5.000%	10/1/42	2,220	2,434
	Pasco County FL Sales Tax Revenue	5.000%	10/1/43	2,350	2,563
	Pasco County FL Sales Tax Revenue	5.000%	10/1/44	2,275	2,473
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/31	4,000	4,452
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/32	4,000	4,491
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/33	4,245	4,774
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/34	5,000	5,602
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/35	5,000	5,594
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/36	4,420	4,932
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,720	1,940
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	1,365	1,532
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,860	2,074
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,490	3,875
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/41	3,000	3,312
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/42	6,330	6,967
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/43	6,680	7,317
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,838
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,899
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	4,361
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/36	3,325	2,957
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/34	1,000	1,034
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/37	500	515
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/38	250	256
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/39	500	510
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	1,975
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,019
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,276
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,191
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,225
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/39	1,990	2,234
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/40	1,570	1,748
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/41	1,830	2,029
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/38	13,550	14,157
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/26	2,260	2,335
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/27	1,295	1,367
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/28	2,000	2,148
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/35	3,500	3,914
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/36	3,220	3,601
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/37	2,500	2,787
	Sarasota Water FL Utility System Water Revenue	5.000%	10/1/45	4,025	4,273
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/31	275	269
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/36	785	748
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/41	425	381
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,999
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	3,250	3,254
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	11,168
	South Florida Water Management District COP	5.000%	10/1/26	9,290	9,550
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,471

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,266
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,672
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,187
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	9,085
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,339
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,161
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	9,000	8,725
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/29	670	647
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/30	400	385
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/31	620	592
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/36	3,135	2,881
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/41	4,230	3,659
[1]	St. Johns County School Board COP	5.000%	7/1/40	1,525	1,675
[1]	St. Johns County School Board COP	5.000%	7/1/42	5,860	6,382
[1]	St. Johns County School Board COP	5.000%	7/1/43	3,860	4,188
[1]	St. Johns County School Board COP	5.000%	7/1/44	2,710	2,932
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	501
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	501
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,136
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,016
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,001
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,086
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,065
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	6,457
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,351
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,001
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/24	955	956
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/25	1,800	1,821
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/27	1,600	1,622
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/28	1,550	1,570
	Tampa Bay Water Revenue	5.000%	10/1/41	2,000	2,235
	Tampa Bay Water Revenue	5.000%	10/1/42	5,000	5,551
	Tampa Bay Water Revenue	5.000%	10/1/43	2,500	2,762
	Tampa Bay Water Revenue	5.000%	10/1/43	3,500	3,866
	Tampa Bay Water Revenue	5.000%	10/1/44	2,500	2,750
	Tampa Bay Water Revenue	5.000%	10/1/44	3,000	3,301
[9]	Tampa Bay Water Revenue, ETM	6.000%	10/1/29	10,010	11,254
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,491
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,704
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,640
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,446
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,590
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,409
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,660
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,890
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,352
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,517
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,688
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	308
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	323
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	575	624
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	405
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	322
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	294
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	399
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	557
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,139
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	354
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	3,125	3,172
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	976
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,257
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	280
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,629
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,478
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,738
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,257
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	620
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,598
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,599
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	3,843

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	616
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	632
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	655
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	683
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	707
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	4,991
[2]	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	5,390	5,349
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,730	1,746
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,294
[6]	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/44	1,000	1,040
	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	4.000%	7/1/33	6,720	6,941
	USF Financing Corp. COP	5.000%	7/1/30	5,420	5,482
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/31	1,500	1,381
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/36	1,000	871
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.000%	5/1/34	1,000	999
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/38	1,000	1,038
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.200%	5/1/39	2,145	2,139
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.550%	5/1/44	1,560	1,562
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,132
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,049
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,011
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,571
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,116
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,366
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,004
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	4,930	5,057
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/35	400	403
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/36	510	513
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/37	725	727
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/38	750	750
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/39	1,000	992
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/32	1,185	1,263
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/33	1,485	1,588
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/34	1,560	1,666
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/36	1,720	1,816
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/37	1,805	1,898
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/38	1,415	1,483
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/39	1,340	1,396
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/40	1,340	1,415
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/41	850	893
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/42	1,000	1,047
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/43	2,300	2,399
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/44	2,375	2,466
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	5.750%	5/1/44	1,235	1,254
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/36	1,000	1,085
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/38	2,000	2,158
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/40	2,250	2,396
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/41	1,855	1,967
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/41	1,000	1,060
					3,583,062
Georgia (3.4%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/36	9,230	10,027
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/37	9,740	10,551
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/39	9,335	10,065
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,508
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,012
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,380
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,293
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,392
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	11,000	11,662
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	4,832
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/41	10,000	10,902
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,995	2,145

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,045	1,142
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,720
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,807
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,512
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,485
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,486
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	7,070
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,795	1,983
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,415	2,650
	Atlanta GA GO	5.000%	12/1/39	7,840	8,690
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	6,736
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	16,152
[2,6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/33	5,000	5,683
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,306
[2,6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	4,000	4,571
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,320
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	2,260	2,274
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	7,220	7,661
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	4,000	4,245
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	3,260	3,459
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	4,010	4,255
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	14,010	14,866
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	1,000	1,061
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/35	3,065	3,210
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/36	1,020	1,071
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	9,387
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	10,084
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	10,502
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	11,680	11,981
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,682
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,764
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,042
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,699
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,176
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,413
	Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/43	1,710	1,723
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	920
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,124
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,487
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,648
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/36	1,000	1,014
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/37	1,290	1,302
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/38	1,355	1,361
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project)	2.200%	10/1/32	2,100	1,726
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,855	3,884
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	2,215	2,222
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.375%	3/12/27	2,280	2,287
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.700%	6/13/28	1,335	1,360
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.300%	8/21/29	6,000	5,992
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corporation Vogtle Project) PUT	1.500%	2/3/25	5,815	5,755
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	457
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,258
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	778
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	599
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	808

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	868
Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,828
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,377
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,335
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/30	430	467
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/32	410	446
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/34	470	508
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/35	300	324
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/36	650	652
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/37	715	715
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/38	635	631
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	488
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	575
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	481
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	804
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	732
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	429
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	503
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	602
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	756
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	708
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,066
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,252
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	786
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	497
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,214
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,214
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	393
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,178
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	718
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	940
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,040
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,705
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,275
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,325
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,704
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,456
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,576
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,425
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,627
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/41	3,710	3,999
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	2,320	2,491
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/43	3,885	4,155
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/35	1,130	1,195
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/37	8,160	8,604
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/38	9,100	9,578
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/39	9,565	10,034
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,333
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,060
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,004
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,144
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,205
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,293
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,363
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,138

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,087
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,450
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,484
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	992
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/33	1,750	1,797
	Dalton GA GO	5.000%	2/1/42	9,000	9,359
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/39	1,000	1,105
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/40	1,000	1,100
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/41	1,170	1,280
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	630	686
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	1,145	1,278
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/38	1,060	1,173
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	7,680	7,573
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Kensington Station Project)	4.000%	12/1/33	12,700	12,623
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	15,610	15,440
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,073
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,011
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	2.000%	6/1/33	2,305	1,944
	Fayette County Development Authority Recreational Revenue	5.000%	10/1/39	1,000	1,079
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/30	400	430
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/33	1,000	1,095
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/34	1,500	1,648
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/35	1,650	1,806
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/36	1,800	1,963
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/37	2,000	2,173
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/38	2,100	2,274
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/40	1,600	1,718
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/41	1,500	1,603
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/42	1,100	1,170
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/43	1,245	1,319
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/44	1,110	1,172
	Forsyth County School District GO	5.000%	2/1/27	1,000	1,050
	Forsyth County School District GO	5.000%	2/1/34	2,535	2,678
	Forsyth County School District GO	5.000%	2/1/35	3,790	3,998
	Forsyth County School District GO	5.000%	2/1/37	2,250	2,366
	Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,248
	Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,086
	Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,244
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,094
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,703
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,708
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,943
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,852
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,301
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,169
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,453
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	4,176
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	615
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	553
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	582
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	519
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	902
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	930
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	4,843
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	2,899
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,077
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,676
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,611
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,720
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	1,870	1,866

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/30	1,945	1,933
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/31	2,030	2,007
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	8,665	8,819
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/41	13,735	12,600
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,669
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	5,405
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,577
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/30	8,695	9,478
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/34	21,755	23,394
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/35	12,095	12,990
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/36	7,715	7,751
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/37	1,500	1,503
	Gainesville School District GO	4.000%	11/1/35	1,000	1,025
	Gainesville School District GO	4.000%	11/1/36	1,000	1,020
	Georgia GO	5.000%	7/1/28	25,490	27,558
	Georgia GO	5.000%	7/1/29	10,730	11,811
	Georgia GO	5.000%	1/1/31	11,165	12,546
	Georgia GO	4.000%	2/1/31	2,765	2,770
	Georgia GO	4.000%	2/1/31	4,000	4,035
	Georgia GO	5.000%	7/1/31	10,955	11,713
	Georgia GO	5.000%	1/1/32	14,420	16,398
	Georgia GO	4.000%	2/1/32	4,000	4,032
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	14,757
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,433
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,301
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,227
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,307
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,472
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,538
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,271
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,425
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	976
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,205
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,172
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,206
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	16,786
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/33	2,000	2,029
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/35	2,305	2,320
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/36	1,000	1,001
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/37	1,500	1,497
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/38	710	599
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/39	730	603
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/40	500	407
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	523
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	927
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,655	1,743
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	780
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	630
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	831
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	524
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,422
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,680
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	2,225	2,302
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	758
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/35	340	376
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,343
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,144
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	660	725
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	650	716
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,392
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,521
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	545	597

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	500	549
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,498
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,449
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	1,480	1,593
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	750	819
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	500	548
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,177
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	1,620	1,736
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	620	674
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,200	1,281
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,000	1,082
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	700	760
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,055	1,137
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,170	1,264
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,360	1,440
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,000	1,074
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,275	1,373
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,010	1,081
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,000	1,073
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	6,773
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	40,958
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	28,833
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	92
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	5,215	5,226
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	1,095	1,098
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	5,845	5,859
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	1,250	1,351
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	3,330	3,590
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/39	1,560	1,538
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/40	1,250	1,231
[2,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	4.220%	11/1/24	7,800	7,800
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,645
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	7,840	7,877
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/41	7,365	8,050
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	750
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	593
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/41	10,000	10,152
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/43	10,000	10,006
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,387
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,157
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	1,800	1,707
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,325	1,246
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	750	700
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,618
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	513
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	518
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,033
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,289
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,367
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,159
	Gwinnett County School District GO	5.000%	8/1/26	10,435	10,835
	Gwinnett County School District GO	5.000%	8/1/27	15,615	16,567
	Gwinnett County School District GO	5.000%	2/1/39	15,000	15,965
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,392
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,030
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	646
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	868
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/42	1,280	1,283
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/29	4,000	4,210
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/32	850	910
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	1,050	1,085
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	2,770	2,942
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	7,055	7,493
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	2,335	2,465
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	4,615	4,860
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	61,225	61,712
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	26,400	26,708
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	160,665	162,703
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	67,725	71,737
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	57,085	57,707

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	170,305	180,493
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	48,315	51,332
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	138,205	146,998
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	72,725	77,524
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	54,250	58,246
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	111,445	118,455
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	83,485	89,018
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	91,735	97,751
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	53,870	57,673
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	8/1/49	31,755	31,767
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	12,000	12,120
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	7,277
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,898
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,772
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,820
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,121
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	3,000	2,617
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/41	4,000	3,437
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/42	1,000	847
[9]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/26	4,810	4,999
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	5,310	5,501
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/29	450	485
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/30	700	762
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/32	700	765
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/33	850	927
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/34	1,000	1,087
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/35	2,100	2,276
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/36	1,000	1,006
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/37	2,300	2,301
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	2,075	2,091
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	2,810	2,831
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,230	1,239
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,230	1,239
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,746
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,565	1,666
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	510
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	431
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,823
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	591
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	50,000	55,970
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	405
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	502
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	113
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	12,271
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	377
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	135
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	109
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	163
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/38	1,400	1,419
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/39	1,300	1,313
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/41	1,650	1,653
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/35	2,125	2,114
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	2,395	2,363
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,492
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	4,290	4,683

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	3,000	3,302
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	7,000	7,741
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	2,300	2,547
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	2,300	2,518
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/32	1,055	1,139
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/35	1,265	1,355
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/37	575	614
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/38	675	678
					2,568,362
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/30	100	108
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/31	100	109
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/32	100	109
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/33	100	109
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/34	100	109
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/35	150	163
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/37	100	108
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/38	125	135
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/39	125	135
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/40	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/41	150	160
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/42	100	106
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/43	100	106
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	768
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	625
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,041
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,147
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,072
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,250	1,350
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,000	1,086
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,330	1,445
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	1,325	1,448
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	3,000	3,279
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	2,000	2,195
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	3,100	3,403
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,475	1,622
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,800	1,980
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,600	1,742
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	2,450	2,674
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/37	1,350	1,468
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/44	1,000	1,060
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	524
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	527
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	396
	Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,079
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	9,241
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,162
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,020
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	625	662
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,218
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,375	1,465
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	3,650	3,580
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	3,025	2,872
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,264
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,146
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,291
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	3,983
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,379
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,841
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,645
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,768
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	500	537
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	5,908
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	8,120
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	10,620
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,086
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,561
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	3,906
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,655

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,675	1,842
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,880
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	3,945	4,299
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	750	829
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,767
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	1,350	1,466
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,815	3,920
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	500	549
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,131
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	120
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/39	365	395
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/42	985	1,050
					175,673
Hawaii (0.6%)
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	16,942
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	28,160
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	4,505	4,575
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	30,391
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	15,000	15,105
	Hawaii County HI GO	5.000%	9/1/28	1,000	1,026
	Hawaii County HI GO	5.000%	9/1/30	1,000	1,026
	Hawaii GO	4.000%	4/1/28	5,050	5,123
	Hawaii GO	5.000%	5/1/28	14,910	15,691
	Hawaii GO	5.000%	10/1/28	8,080	8,400
	Hawaii GO	5.000%	10/1/28	9,085	9,445
	Hawaii GO	4.000%	4/1/29	13,400	13,580
	Hawaii GO	5.000%	10/1/29	7,000	7,269
	Hawaii GO	4.000%	4/1/30	14,190	14,360
	Hawaii GO	4.000%	5/1/30	13,815	14,131
	Hawaii GO	4.000%	10/1/30	1,885	1,909
	Hawaii GO	4.000%	4/1/31	1,410	1,424
	Hawaii GO	4.000%	10/1/31	5,000	5,059
	Hawaii GO	4.000%	10/1/32	5,285	5,334
	Hawaii GO	5.000%	1/1/33	10,750	11,309
	Hawaii GO	4.000%	1/1/34	8,740	8,901
	Hawaii GO	5.000%	1/1/34	8,745	9,187
	Hawaii GO	5.000%	1/1/36	22,430	23,484
	Hawaii GO	5.000%	1/1/36	13,000	13,890
	Hawaii GO	5.000%	1/1/38	2,480	2,640
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,019
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	863
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,321
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	703
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	4,990	5,124
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,750	1,838
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	9,195	10,027
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	576
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,730
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,795
	Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,449
	Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,420
	Honolulu HI City & County GO	4.000%	9/1/36	2,930	2,971
	Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,796
	Honolulu HI City & County GO	3.000%	7/1/37	2,030	1,844
	Honolulu HI City & County GO	4.000%	7/1/39	2,560	2,581
	Honolulu HI City & County GO	5.000%	7/1/39	1,000	1,117
	Honolulu HI City & County GO	4.000%	9/1/39	1,820	1,832
	Honolulu HI City & County GO	4.000%	7/1/40	1,000	1,003
	Honolulu HI City & County GO	5.000%	7/1/40	605	670
	Honolulu HI City & County GO	5.000%	9/1/40	4,830	5,062
	Honolulu HI City & County GO	5.000%	7/1/41	1,000	1,102
	Honolulu HI City & County GO	5.000%	7/1/41	890	988
	Honolulu HI City & County GO	5.000%	7/1/42	1,000	1,097
	Honolulu HI City & County GO	5.000%	7/1/42	650	718
	Honolulu HI City & County GO	5.000%	7/1/43	1,000	1,092
	Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,094
	Honolulu HI City & County GO	5.000%	7/1/48	1,870	2,029
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,170	4,273
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/32	4,495	5,006

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	7,605	8,521
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,098
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/34	3,575	4,030
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	8,160
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	8,250	9,401
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,148
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	5,275	5,988
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	3,315	3,749
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,034
[6]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/38	10,750	12,141
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/40	2,000	2,210
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/43	4,920	5,415
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/44	1,425	1,563
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	6,842
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	6,913
	Kauai County Community Facilities District Special Tax Revenue (Kukui'ula Development Project)	4.375%	5/15/42	4,000	3,664
	Maui County HI GO	2.000%	3/1/39	2,365	1,711
	Maui County HI GO	2.000%	3/1/40	2,425	1,699
	Maui County HI GO	2.000%	3/1/41	1,485	1,015
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,535	3,309
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,888
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,611
	University of Hawaii College & University Revenue (Medical School Project)	5.000%	10/1/26	7,010	7,285
					450,896
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/39	1,265	1,366
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/39	750	834
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/40	2,550	2,823
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/42	2,175	2,388
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/43	1,000	1,094
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,306
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,112
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	4,768
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,426
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,018
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,270
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,043
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	5,977
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/53	17,365	18,576
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	3,670	4,048
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/30	2,210	2,452
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/31	14,000	15,714
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/32	10,000	11,354
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	8,710	9,991
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	6,000	6,914
[2]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	1,878
[2]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,065
[2]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,075
[2]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,161
					111,653
Illinois (5.9%)
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,081
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,105
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,734	2,775
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,674
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,203
	Champaign IL GO	5.000%	12/15/39	1,530	1,683
	Champaign IL GO	5.000%	12/15/40	1,090	1,194
	Champaign IL GO	4.000%	12/15/42	1,565	1,552
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/33	1,700	1,888
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/34	2,000	2,212
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/35	5,805	6,400
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	825	859
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/36	4,105	4,505
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	9,500	9,974
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/37	7,355	8,040
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	3,250	3,476
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/39	2,750	2,973
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/40	4,100	4,410

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	4,025	4,240
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	5,270	5,716
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	4,640	5,014
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/33	1,700	1,753
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,580
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,660
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,383
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,739
	Chicago Board of Education GO	5.000%	12/1/24	20,000	20,018
	Chicago Board of Education GO	0.000%	12/1/25	1,300	1,245
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,096
[9]	Chicago Board of Education GO	0.000%	12/1/26	5,990	5,527
[1]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,667
	Chicago Board of Education GO	5.000%	12/1/26	12,265	12,509
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,100
	Chicago Board of Education GO	7.000%	12/1/26	19,600	20,197
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,142
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,178
[1]	Chicago Board of Education GO	5.000%	12/1/27	2,750	2,867
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,030
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,674
[9]	Chicago Board of Education GO	0.000%	12/1/28	10,685	9,100
[9]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,858
[1]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,155
	Chicago Board of Education GO	5.000%	12/1/28	11,100	11,509
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,148
[9]	Chicago Board of Education GO	0.000%	12/1/29	465	379
[9]	Chicago Board of Education GO	0.000%	12/1/29	360	294
[1,8]	Chicago Board of Education GO	0.000%	12/1/29	1,165	960
[1]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,620
	Chicago Board of Education GO	5.000%	12/1/29	9,625	10,038
	Chicago Board of Education GO	5.000%	12/1/29	2,200	2,295
[9]	Chicago Board of Education GO	0.000%	12/1/30	1,610	1,254
[9]	Chicago Board of Education GO	0.000%	12/1/30	20,775	16,187
[8,9]	Chicago Board of Education GO	0.000%	12/1/30	12,780	9,958
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,222
[1]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,566
	Chicago Board of Education GO	5.000%	12/1/30	6,750	7,034
	Chicago Board of Education GO	5.000%	12/1/30	5,535	5,636
[14]	Chicago Board of Education GO	5.500%	12/1/30	115	120
[9]	Chicago Board of Education GO	0.000%	12/1/31	23,570	17,520
[8,9]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,590
	Chicago Board of Education GO	5.000%	12/1/31	600	620
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,818
	Chicago Board of Education GO	5.500%	12/1/31	16,265	17,568
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,657
	Chicago Board of Education GO	5.000%	12/1/32	10,100	10,471
	Chicago Board of Education GO	5.000%	12/1/33	2,155	2,228
	Chicago Board of Education GO	5.000%	12/1/34	700	711
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,012
	Chicago Board of Education GO	5.000%	12/1/34	10,725	11,049
	Chicago Board of Education GO	5.000%	12/1/35	750	761
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,028
	Chicago Board of Education GO	5.250%	12/1/35	7,170	7,172
	Chicago Board of Education GO	5.000%	12/1/36	5,210	5,252
	Chicago Board of Education GO	5.000%	12/1/36	1,000	1,022
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,431
	Chicago Board of Education GO	4.000%	12/1/37	27,630	25,489
	Chicago Board of Education GO	5.500%	12/1/37	11,650	12,516
	Chicago Board of Education GO	4.000%	12/1/38	20,000	18,246
	Chicago Board of Education GO	5.500%	12/1/38	13,985	14,944
	Chicago Board of Education GO	4.000%	12/1/40	13,425	11,945
	Chicago Board of Education GO	4.000%	12/1/41	9,425	8,279
	Chicago Board of Education GO	5.000%	12/1/41	1,100	1,108
	Chicago Board of Education GO	4.000%	12/1/42	17,250	14,974
[4]	Chicago Board of Education GO	7.000%	12/1/42	5,500	5,893
	Chicago Board of Education GO	4.000%	12/1/43	2,000	1,716
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	3,909
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,113
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,305

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,302
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	1,955
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,368
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,358
	Chicago IL GO	5.000%	1/1/25	1,630	1,634
	Chicago IL GO	5.000%	1/1/26	1,050	1,051
	Chicago IL GO	5.000%	1/1/26	13,335	13,564
	Chicago IL GO	5.000%	1/1/26	5,000	5,086
	Chicago IL GO	5.000%	1/1/26	790	791
	Chicago IL GO	5.000%	1/1/27	3,605	3,645
	Chicago IL GO	5.000%	1/1/27	6,555	6,767
	Chicago IL GO	5.000%	1/1/28	8,000	8,362
	Chicago IL GO	5.000%	1/1/28	5,125	5,357
	Chicago IL GO	5.000%	1/1/29	3,000	3,169
	Chicago IL GO	5.000%	1/1/29	26,350	27,831
	Chicago IL GO	5.000%	1/1/30	9,540	10,154
[9]	Chicago IL GO	0.000%	1/1/31	875	685
	Chicago IL GO	5.000%	1/1/31	1,300	1,377
	Chicago IL GO	4.000%	1/1/32	500	500
	Chicago IL GO	5.000%	1/1/32	800	845
	Chicago IL GO	4.000%	1/1/33	1,525	1,525
	Chicago IL GO	5.000%	1/1/33	1,500	1,595
	Chicago IL GO	5.000%	1/1/33	1,000	1,070
	Chicago IL GO	5.000%	1/1/34	3,290	3,509
	Chicago IL GO	5.750%	1/1/34	2,500	2,587
	Chicago IL GO	4.000%	1/1/35	15,790	15,682
	Chicago IL GO	5.000%	1/1/35	2,315	2,458
	Chicago IL GO	5.500%	1/1/35	7,000	7,397
	Chicago IL GO	4.000%	1/1/37	1,461	1,436
	Chicago IL GO	4.000%	1/1/38	6,228	6,088
	Chicago IL GO	5.250%	1/1/38	1,250	1,331
	Chicago IL GO	5.250%	1/1/38	8,110	8,634
	Chicago IL GO	6.000%	1/1/38	1,500	1,554
[9]	Chicago IL GO	0.000%	1/1/39	25,420	13,097
	Chicago IL GO	5.500%	1/1/39	13,500	14,499
	Chicago IL GO	5.500%	1/1/39	7,190	7,721
	Chicago IL GO	5.000%	1/1/40	1,500	1,533
	Chicago IL GO	5.500%	1/1/40	1,000	1,068
	Chicago IL GO	5.000%	1/1/41	4,000	4,141
	Chicago IL GO	5.000%	1/1/42	12,405	12,802
	Chicago IL GO	5.000%	1/1/43	18,850	19,377
	Chicago IL GO	5.500%	1/1/43	500	519
	Chicago IL GO	4.000%	1/1/44	1,333	1,212
	Chicago IL GO	5.000%	1/1/44	1,000	1,012
	Chicago IL GO	5.000%	1/1/44	45,015	46,147
	Chicago IL GO	5.000%	1/1/45	18,830	19,252
	Chicago IL GO, ETM	5.000%	1/1/27	2,445	2,554
	Chicago IL GO, ETM	5.000%	1/1/28	875	933
	Chicago IL GO, Prere.	5.000%	1/1/25	870	872
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,160
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,650
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,460
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,383
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,555	17,453
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/38	1,000	1,123
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	2,000	2,241
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/41	1,000	1,101
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/42	2,545	2,806
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/43	2,500	2,746
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	2,000	2,193
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,419
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	2,040	2,250
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	5,000	5,599
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,765	1,965
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	5,155	5,712
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,170	3,547
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	1,000	1,104
	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	10,000	11,205
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	1,000	1,092
	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	10,000	11,118

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/38	1,500	1,556
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,500	1,626
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	1,000	986
	Chicago IL Waterworks Water Revenue	5.000%	11/1/40	11,250	12,414
	Chicago IL Waterworks Water Revenue	5.000%	11/1/41	5,720	6,282
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	9,000	9,858
	Chicago IL Waterworks Water Revenue	5.000%	11/1/43	9,000	9,766
	Chicago IL Waterworks Water Revenue	5.000%	11/1/44	9,000	9,698
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,082
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,004
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,044
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	4.270%	11/1/24	2,000	2,000
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,419
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,080
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,564
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	326
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	33,796
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,263
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,004
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	15,135	15,171
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,458
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	581
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,333
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,073
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,004
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	13,662
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,484
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,083
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,564
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,224
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,007
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	5,795
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,600
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,215
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	770
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,904
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	22,944
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	13,582
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	9,850	10,820
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	3,776
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	17,346
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,548
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	4,816
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,890	12,076
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	10,919
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	21,115
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	4,808
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	9,370	10,448
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	10,452
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	19,775
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	25,138
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	8,390	9,389
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	35,915	36,203
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,500	15,919
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	12,384
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,430	15,599
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	6,200	6,616
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,799
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,159
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	8,844
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,300	1,420
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,000	1,115
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	14,495
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	10,082
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	12,790	12,865
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,225	5,356
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,190
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,051
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	10,998

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,330	1,473
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,148
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,000	5,449
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	2,285	2,515
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	2,750	3,044
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	7,000	7,600
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	2,100	2,317
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/39	1,195	1,332
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/40	1,850	2,031
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,500	2,730
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/41	1,955	2,161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/42	5,000	4,960
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/42	3,725	4,048
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,470	1,619
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	15,630	15,394
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/43	3,590	3,886
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	1,660	1,822
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/44	4,250	4,678
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	21,000	22,241
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	6,632
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,040
	Chicago Park District GO	5.000%	1/1/25	625	626
	Chicago Park District GO	5.000%	1/1/26	515	525
	Chicago Park District GO	5.000%	1/1/27	1,000	1,019
	Chicago Park District GO	5.000%	1/1/27	2,085	2,167
	Chicago Park District GO	5.000%	1/1/27	1,000	1,040
	Chicago Park District GO	5.000%	1/1/28	1,000	1,018
	Chicago Park District GO	5.000%	1/1/28	1,420	1,503
	Chicago Park District GO	5.000%	1/1/28	1,140	1,207
	Chicago Park District GO	5.000%	1/1/29	985	1,001
[2]	Chicago Park District GO	5.000%	1/1/30	4,500	4,738
[2]	Chicago Park District GO	5.000%	1/1/30	1,000	1,018
	Chicago Park District GO	4.000%	1/1/31	1,250	1,277
	Chicago Park District GO	4.000%	1/1/31	505	516
[2]	Chicago Park District GO	5.000%	1/1/31	5,570	5,849
[2]	Chicago Park District GO	5.000%	1/1/31	1,600	1,680
[2]	Chicago Park District GO	5.000%	1/1/31	1,000	1,017
[2]	Chicago Park District GO	5.000%	1/1/31	2,000	2,034
[2]	Chicago Park District GO	5.000%	1/1/32	5,545	5,813
[2]	Chicago Park District GO	5.000%	1/1/32	5,000	5,241
[2]	Chicago Park District GO	5.000%	1/1/32	1,750	1,883
[2]	Chicago Park District GO	5.000%	1/1/33	1,720	1,801
[2]	Chicago Park District GO	5.000%	1/1/33	5,140	5,381
[2]	Chicago Park District GO	5.000%	1/1/33	2,000	2,031
[2]	Chicago Park District GO	5.000%	1/1/33	2,620	2,743
[2]	Chicago Park District GO	5.000%	1/1/33	3,455	3,702
[2]	Chicago Park District GO	4.000%	1/1/34	1,375	1,390
[2]	Chicago Park District GO	5.000%	1/1/34	1,640	1,714
[2]	Chicago Park District GO	5.000%	1/1/34	2,000	2,029
[2]	Chicago Park District GO	4.000%	1/1/35	2,240	2,259
[2]	Chicago Park District GO	5.000%	1/1/35	1,775	1,852
[2]	Chicago Park District GO	5.000%	1/1/35	2,715	2,895
[2]	Chicago Park District GO	4.000%	1/1/36	1,500	1,509
[2]	Chicago Park District GO	5.000%	1/1/37	1,000	1,062
	Chicago Park District GO	5.000%	1/1/38	400	438
	Chicago Park District GO	5.000%	1/1/38	4,000	4,383
	Chicago Park District GO	5.000%	1/1/39	2,670	2,806
[2]	Chicago Park District GO	5.000%	1/1/39	2,000	2,110
	Chicago Park District GO	5.000%	1/1/39	1,400	1,500
	Chicago Park District GO	5.000%	1/1/39	1,000	1,088
	Chicago Park District GO	5.000%	1/1/40	1,000	1,067
	Chicago Park District GO	5.000%	1/1/40	650	704
	Chicago Park District GO	5.000%	1/1/41	3,370	3,583
	Chicago Park District GO	5.000%	1/1/41	650	701
[2]	Chicago Park District GO	4.000%	1/1/42	4,595	4,466
	Chicago Park District GO	5.000%	1/1/42	400	429
	Chicago Park District GO	5.000%	1/1/43	480	513
	Chicago Park District GO	5.000%	1/1/44	500	533
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,123
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,059

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,073
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,205	1,303
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,515	1,648
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/32	1,895	2,074
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/33	2,750	3,024
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/34	2,000	2,195
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/35	2,000	2,187
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/36	2,370	2,583
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/37	1,500	1,630
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/38	2,000	2,165
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/39	2,500	2,687
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/40	4,400	4,706
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/41	4,440	4,727
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/42	5,885	6,240
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/43	2,220	2,345
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/40	2,670	2,646
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/41	2,780	2,740
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/42	2,895	2,853
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/43	3,015	2,958
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/44	2,855	2,788
[1]	Cook County IL GO	5.000%	11/15/26	2,500	2,597
	Cook County IL GO	5.000%	11/15/29	3,265	3,565
	Cook County IL GO	5.000%	11/15/31	2,000	2,069
	Cook County IL GO	5.000%	11/15/32	1,615	1,772
	Cook County IL GO	5.000%	11/15/33	1,390	1,520
	Cook County IL GO	5.000%	11/15/33	1,425	1,594
	Cook County IL GO	5.000%	11/15/34	1,180	1,216
	Cook County IL GO	5.000%	11/15/35	1,025	1,053
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	750	794
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	1,000	1,076
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	320	353
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	630	702
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	750	836
	Cook County IL Sales Tax Revenue	5.000%	11/15/32	350	394
	Cook County IL Sales Tax Revenue	5.000%	11/15/33	3,150	3,299
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	3,920	4,211
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	1,974
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	2,750	2,699
	Cook County IL Sales Tax Revenue	5.000%	11/15/41	1,745	1,893
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,600	1,725
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	3,250	3,507
	Cook County IL Sales Tax Revenue	5.000%	11/15/43	2,500	2,690
	Cook County IL Sales Tax Revenue	5.000%	11/15/44	1,950	2,093
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,570	1,578
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,175
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,280	1,183
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	902
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	627
[2]	Cook County School District No. 99 Cicero GO	4.000%	12/1/28	1,170	1,194
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	2,860	2,754
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	13,991
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	14,697
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	12,951
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	16,014
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/34	2,815	2,838
[4]	Elwood IL GO	6.250%	3/1/44	12,270	13,350
	Evanston IL GO	3.500%	12/1/38	2,000	1,922
[2]	Evanston IL GO	3.500%	12/1/39	2,000	1,921
	Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/43	2,180	2,264
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	10,355	10,381
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	10,845	10,270
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	1,130	1,133
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,675
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	602
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,095
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	562
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	701
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,041
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	477
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	812

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority College & University Revenue	5.000%	4/1/32	9,000	10,093
Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	457
Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	303
Illinois Finance Authority College & University Revenue	5.000%	4/1/34	6,500	7,403
Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,294
Illinois Finance Authority College & University Revenue	5.000%	4/1/35	6,000	6,805
Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	898
Illinois Finance Authority College & University Revenue	5.000%	4/1/36	5,000	5,650
Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,020
Illinois Finance Authority College & University Revenue	5.250%	4/1/38	3,000	3,426
Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	183
Illinois Finance Authority College & University Revenue	5.250%	4/1/39	1,250	1,417
Illinois Finance Authority College & University Revenue	5.500%	10/1/39	1,050	1,104
Illinois Finance Authority College & University Revenue	5.250%	4/1/41	1,000	1,123
Illinois Finance Authority College & University Revenue	5.250%	4/1/42	1,250	1,397
Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,356
Illinois Finance Authority College & University Revenue	5.250%	4/1/43	2,375	2,644
Illinois Finance Authority College & University Revenue	5.250%	4/1/44	1,300	1,443
Illinois Finance Authority College & University Revenue	5.250%	4/1/45	1,600	1,771
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	1,851
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,390	1,404
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,315	2,342
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	2,893
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,039
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,757
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	17,264
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	1,885	1,875
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,344
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,064
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	14,345
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	610	642
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,269
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,033
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	7,965
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	1,974
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,051
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,377
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	531
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,055	2,085
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,590
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,349
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,048
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	4,645	4,770
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,567
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,029
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,378
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,192
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,046
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	530
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,072
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,830
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,360
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,005
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,029
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,819
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,587
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,427
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	527
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,033
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,225
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,163
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,560
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	574
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	5,585	5,668
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,900	2,921
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	419
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,646
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	7,981
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,810	5,882
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	7,731

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,026
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,000	4,038
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,504
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	998
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,650	4,570
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,285	6,328
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,375	2,311
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	3,850	4,155
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	5,427
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,675	1,650
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	5,000	5,378
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	5,200	4,443
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,465	2,402
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	12,925	13,843
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	5,545	5,183
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	10,000	10,143
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,595	2,498
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	27,090	27,642
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	776
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	7,065	6,935
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	962
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	14,810	15,786
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	5,000	4,851
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	7,640	7,331
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	14,385	14,708
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,515	3,665
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,100	5,268
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,500	5,681
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,500	2,582
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	5,000	5,228
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,430	6,723
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,500	6,797
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/27	80	82
Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,214
Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,173
Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,346
Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	15,637
Illinois Finance Authority Water Revenue	4.000%	7/1/40	6,020	6,075
Illinois Finance Authority Water Revenue	4.000%	7/1/41	8,640	8,660
Illinois GO	5.000%	2/1/25	3,250	3,260
Illinois GO	5.000%	2/1/25	3,775	3,786
Illinois GO	5.000%	11/1/25	18,375	18,650
Illinois GO	5.000%	1/1/26	2,115	2,153
Illinois GO	5.000%	2/1/26	11,175	11,207
Illinois GO	5.000%	7/1/26	11,265	11,565
Illinois GO	5.000%	10/1/26	4,800	4,953
Illinois GO	5.000%	10/1/26	3,800	3,921
Illinois GO	5.000%	11/1/26	2,750	2,842
Illinois GO	5.000%	12/1/26	8,390	8,684
Illinois GO	5.000%	1/1/27	7,500	7,640
Illinois GO	5.000%	4/1/27	3,840	3,851
Illinois GO	5.000%	7/1/27	19,050	19,916
Illinois GO	5.000%	9/1/27	3,775	3,958
Illinois GO	5.000%	10/1/27	2,690	2,825
Illinois GO	5.000%	11/1/27	1,725	1,782
Illinois GO	5.000%	11/1/27	5,330	5,605
Illinois GO	5.000%	12/1/27	10,560	11,118
Illinois GO	5.000%	2/1/28	11,305	11,743
Illinois GO	5.000%	10/1/28	4,000	4,261
Illinois GO	5.000%	11/1/28	42,580	44,715
Illinois GO	5.000%	11/1/28	1,195	1,275
Illinois GO	5.000%	1/1/29	4,055	4,127
Illinois GO	5.000%	2/1/29	3,400	3,636
Illinois GO	5.000%	5/1/29	10,000	10,718
Illinois GO	5.000%	5/1/29	5,000	5,359
Illinois GO	5.000%	5/1/29	2,475	2,653
Illinois GO	5.000%	7/1/29	10,000	10,734
Illinois GO	5.000%	10/1/29	4,000	4,222
Illinois GO	5.000%	11/1/29	18,795	19,657
Illinois GO	5.000%	1/1/30	8,000	8,132

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	2/1/30	5,805	6,260
	Illinois GO	5.250%	2/1/30	8,945	8,975
	Illinois GO	5.000%	5/1/30	18,380	19,868
	Illinois GO	5.000%	5/1/30	2,420	2,616
	Illinois GO	5.000%	10/1/30	3,000	3,153
	Illinois GO	5.000%	2/1/31	4,185	4,548
	Illinois GO	5.000%	5/1/31	34,015	37,058
	Illinois GO	5.000%	5/1/31	15,000	16,342
	Illinois GO	5.000%	5/1/31	2,500	2,724
	Illinois GO	3.500%	6/1/31	1,480	1,441
	Illinois GO	5.000%	10/1/31	4,000	4,369
	Illinois GO	5.000%	2/1/32	6,750	7,395
	Illinois GO	5.000%	5/1/32	24,500	26,896
	Illinois GO	5.000%	5/1/32	10,000	10,978
	Illinois GO	4.000%	6/1/33	5,880	5,883
	Illinois GO	5.000%	7/1/33	7,890	8,642
	Illinois GO	4.000%	10/1/33	7,000	7,069
	Illinois GO	5.000%	10/1/33	10,000	11,067
	Illinois GO	5.000%	3/1/34	1,000	1,078
	Illinois GO	5.000%	5/1/34	3,010	3,126
	Illinois GO	5.000%	5/1/34	11,970	13,051
	Illinois GO	5.000%	7/1/34	16,535	18,045
	Illinois GO	4.000%	10/1/34	8,745	8,773
	Illinois GO	5.000%	5/1/35	3,500	3,628
	Illinois GO	5.000%	5/1/35	5,505	5,981
	Illinois GO	5.000%	7/1/35	15,395	16,742
	Illinois GO	5.000%	12/1/35	3,000	3,098
	Illinois GO	5.000%	5/1/36	4,000	4,333
	Illinois GO	5.000%	7/1/36	6,325	6,857
	Illinois GO	4.125%	10/1/36	9,500	9,399
	Illinois GO	5.000%	5/1/37	3,155	3,406
	Illinois GO	4.000%	7/1/37	9,830	9,750
	Illinois GO	4.000%	10/1/37	2,750	2,723
	Illinois GO	4.000%	3/1/38	7,275	7,186
	Illinois GO	5.250%	5/1/38	4,005	4,369
	Illinois GO	4.000%	10/1/38	3,250	3,196
	Illinois GO	5.000%	5/1/39	6,000	6,519
	Illinois GO	5.250%	5/1/39	4,500	4,888
	Illinois GO	5.500%	5/1/39	5,190	5,608
	Illinois GO	4.000%	10/1/39	2,545	2,491
	Illinois GO	4.000%	3/1/40	2,300	2,244
	Illinois GO	5.000%	5/1/40	6,500	7,028
	Illinois GO	5.250%	5/1/40	4,305	4,661
	Illinois GO	4.000%	10/1/40	1,500	1,459
	Illinois GO	3.000%	12/1/40	2,500	2,099
	Illinois GO	4.000%	3/1/41	1,860	1,802
	Illinois GO	5.000%	5/1/41	7,500	8,072
	Illinois GO	5.250%	5/1/41	3,000	3,236
	Illinois GO	5.250%	5/1/42	5,000	5,373
	Illinois GO	5.250%	5/1/43	4,105	4,396
	Illinois GO	5.250%	5/1/43	7,075	7,687
	Illinois GO	5.125%	10/1/43	7,000	7,451
	Illinois GO	5.250%	5/1/44	7,500	8,120
	Illinois GO	5.250%	5/1/45	6,000	6,476
	Illinois GO	5.000%	12/1/47	13,000	13,655
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/37	1,685	1,728
[15]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,376
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	4,415	4,447
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,090	1,089
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	5,890	5,777
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	1,905	1,885
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	16,375	16,741
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	10,185	10,661
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	8,135	8,618
[15]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,370	2,373
[4]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue	6.000%	10/5/40	18,604	19,478
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,167
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	8,074
[2]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	10,492
[2]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	13,801

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,160
[2]	Illinois Sales Tax Revenue	4.000%	6/15/31	3,000	3,131
	Illinois Sales Tax Revenue	3.000%	6/15/33	1,000	919
	Illinois Sales Tax Revenue	3.000%	6/15/33	2,275	2,091
	Illinois Sales Tax Revenue	5.000%	6/15/33	3,160	3,553
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,165
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,160
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,185
	Illinois Sales Tax Revenue	5.000%	6/15/42	15,000	16,087
	Illinois Sales Tax Revenue	5.000%	6/15/43	13,500	14,420
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,236
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,210
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,397
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,652
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	1,170	1,242
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	1,990	2,081
[14]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	10,151
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,270
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,385	1,475
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	24,954
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,119
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	23,502
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	12,607
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,214
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,129
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	11,730
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,038
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,140	3,198
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,733
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,223
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,615
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	15,000	17,006
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,031
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,132
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	11,825	13,359
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,701
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	1,006
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	3,000	3,020
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,500	6,152
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	2,445	2,451
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	24,641
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	37,885	40,533
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	4,250	4,673
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	31,010	30,449
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	8,835	9,151
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	27,700	30,250
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	1,495	1,459
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	32,235	34,968
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	7,155	7,567
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	10,175	11,200
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	3,670	3,552
[1]	Illinois State University College & University Revenue	5.000%	4/1/39	1,165	1,208
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/33	1,400	1,548
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/34	1,700	1,868
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/37	2,000	2,174
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/38	3,085	3,327
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/39	1,725	1,886
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/40	3,575	3,886
[2]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/42	3,500	3,837
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	920
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	770
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,040
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	196
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	424
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	259
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	232
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	226
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	235
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	233
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	282

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	368
[1]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	360
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	291
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	276
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,665	2,794
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,360	1,417
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,536
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/38	6,270	6,992
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/39	6,595	7,328
[6,11]	Lincoln Land Community College District No. 526 College & University Revenue GO	1.000%	12/15/34	10,000	10,001
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/33	230	254
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/34	235	259
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/35	300	330
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/36	650	712
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/41	1,575	1,695
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/42	500	536
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	28,734
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,879
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,394
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,839
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,372
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	23,000	23,877
[7,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	3,805	3,955
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	33,361
[1,16]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	95
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	196
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	34,724
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	57,346
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	702
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	29,561
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	623
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	43,400	31,381
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	10,313
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	466
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	538
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	5,500	3,647
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	5,000	3,243
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	4,415	2,782
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,639
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	10,340	6,220
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	12,300	7,230
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	20,980	12,014
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	280
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	29,950	16,746
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	266
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	18,432
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	9,242
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	11,285	10,956
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	9,060	8,920
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/29	22,390	19,026
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/41	1,065	513
[1,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project), ETM	5.500%	6/15/29	5,185	5,390
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,464
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/24	23,795	23,682
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/32	1,915	1,966
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/33	2,115	2,158
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/34	2,330	2,372
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/35	2,555	2,585
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/36	2,795	2,810
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/38	3,330	3,324
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/39	2,520	2,508
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/41	465	461
	Metropolitan Pier & Exposition Authority Project Miscellaneous Revenue	5.250%	6/15/44	10,470	10,261
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	1,500	1,752
[1]	Mundelein IL GO	4.000%	12/15/27	500	513
[1]	Mundelein IL GO	4.000%	12/15/28	500	516
[1]	Mundelein IL GO	4.000%	12/15/29	500	514
[1]	Mundelein IL GO	4.000%	12/15/32	1,000	1,020
[1]	Mundelein IL GO	4.000%	12/15/39	2,000	1,967
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,281

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	5,289
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,440
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	4,555	4,717
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	3,245	3,267
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,227
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	3,020	2,977
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	785
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	529
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	640
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	347
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,136
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	482
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	741
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	982
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	792
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	853
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	788
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	1,625	1,621
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,085
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	744
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	542
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	766
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,327
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	900
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	2,830	2,764
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	730
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	773
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	711
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,730	24,467
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/26	10,780	11,115
[9]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/33	1,280	1,446
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/40	10,000	10,464
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/33	1,500	1,669
	Romeoville IL GO	5.000%	12/30/26	3,480	3,636
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	5,000	5,532
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	22,334
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	26,896
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	2,425	2,613
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,534
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	5,000	5,487
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	11,815	13,086
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,500	2,793
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	18,455	20,554
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,250	1,347
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,150	3,495
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,500	1,664
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	9,622
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	1,805	1,938
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,850	1,981
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,310	1,398
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,360	1,446
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	3,000	2,978
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	2,185	2,268
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,647
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,121
[1]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/43	1,200	1,209
	Schaumburg IL GO	4.000%	12/1/35	1,000	1,035
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	3,859
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,555
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,749
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,206
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/34	925	937
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/35	1,225	1,235
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/36	2,700	3,020
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/38	3,000	3,309
[7]	Southwestern Illinois Development Authority Miscellaneous Revenue (Local Government Program)	0.000%	2/1/26	2,525	2,407
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,557
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	427
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/38	3,800	4,251
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/39	6,000	6,671

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/40	5,195	5,850
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/41	5,000	5,604
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/42	4,000	4,465
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/43	3,750	4,160
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/44	2,000	2,207
[2]	University of Illinois College & University Revenue	3.000%	4/1/37	3,710	3,331
[2]	University of Illinois College & University Revenue	3.000%	4/1/38	3,825	3,387
[2]	University of Illinois College & University Revenue	3.000%	4/1/40	3,905	3,339
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	5,112
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,719
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	2,895
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	535
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,778
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	3,263
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	4,984
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,390
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	5,109
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	5,275
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	5,527
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/32	750	773
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/33	535	550
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,019
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,417
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/39	325	350
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/40	775	826
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/41	875	929
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/42	1,000	1,057
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/43	1,000	1,054
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/44	750	788
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	4,022
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,474
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,840
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	6,420	6,952
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	10,555	10,827
					4,495,341
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,070
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	8,394
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,339
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	9,879
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	13,795
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/39	1,000	1,102
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/40	1,800	1,974
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	250	276
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/32	250	278
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/33	475	531
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/34	600	673
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,000	1,120
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	1,000	1,116
[2]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,063
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/30	1,000	805
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/39	6,115	6,678
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/41	1,250	1,376
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/43	1,500	1,633
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,030
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	781
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,385
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	792
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,317
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,189
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,051
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,050
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,310
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,073
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,305
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/40	4,010	2,803
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,322
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	362
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	404

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/31	1,005	1,078
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,056
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/33	1,120	1,213
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,157
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,180	1,283
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,094
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,287
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	4,500	4,614
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	950	955
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,070
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	6,719
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,550
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,019
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,032
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	6,762
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,174
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,002
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,364
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,335
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,604
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	380	406
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	1,979
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,210
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	500	540
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,346
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	20,141
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,001
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,715
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	2,570	2,697
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	22,981
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	700	763
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	1,350	1,421
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	20,568
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,000	1,095
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	2,830	2,972
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,020
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,545	1,694
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	2,975	3,124
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	18,637
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,100	1,200
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	16,931
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	19,343
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,000	2,176
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,050
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	11,170
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	1,250	1,363
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,227
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	1,000	1,089
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,046
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	1,000	1,083
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	1,075
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	15,000	15,938
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	5,000	5,488
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	8,500	9,461
[5]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.000%	11/1/24	5,000	5,000
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,113
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,107
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,248
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/38	800	840
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/43	860	889
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	800	890
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/32	1,000	1,133
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/36	1,000	1,130
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	2,570	2,894
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	12,050	10,690
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/38	1,000	1,122
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/39	3,000	2,669
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	1,000	1,117
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	6,000	5,202
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,200	1,331

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	3,400	3,752
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	3,000	3,294
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/43	4,650	5,080
	Indiana Finance Authority Water Revenue	4.000%	2/1/38	1,065	1,085
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	505
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,340	1,326
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	7,545	7,357
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,540	1,634
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,685
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,135
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,706
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,278
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,522
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,211
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,470
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	6,640
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	19,484
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,274
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	20,606
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,378
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	12,786
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,519
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	680
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	688
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,389
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,380
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	10,559
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	4,737
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/38	1,400	1,524
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/43	3,390	3,687
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/31	2,110	2,263
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/32	1,035	1,108
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/33	1,530	1,634
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/34	2,450	2,612
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/35	1,945	2,069
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/36	3,510	3,729
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/37	3,700	3,924
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/38	2,350	2,368
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/41	3,000	3,508
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/42	2,500	2,912
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,875	2,177
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,095
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/37	1,500	1,534
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,052
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	22,500	22,649
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/40	2,630	2,632
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/42	1,795	1,954
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/43	2,420	2,624
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/44	2,000	2,163
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,259
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,730
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,644
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,484
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,356
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	7,834
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	7,999
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	8,028
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	2,000	2,255
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,300	2,567
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	425	465
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/40	1,250	1,373
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/41	1,950	2,125
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	1,500	1,627
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	5,000	5,396
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/39	600	661
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/41	1,000	1,091
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/42	1,215	1,321
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/43	1,180	1,279
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/44	2,200	2,375
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/40	1,150	1,273

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	4,075	4,471
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/44	2,260	2,471
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	1,910
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,583
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,638
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,290
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	12,908
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	310
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	207
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	207
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	723
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,228
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,017
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,585
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,119
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,227
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,353
					734,736
Iowa (0.2%)
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	4.000%	6/1/42	5,045	5,007
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	4,380
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	6,282
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	6,399
	Iowa City Community School District GO	3.000%	6/1/31	3,840	3,665
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,609
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/38	1,305	1,242
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT, Prere.	4.000%	12/1/32	14,250	15,251
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT, Prere.	5.000%	12/1/32	24,000	27,396
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,075	4,104
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	4,050	3,948
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	1,065	1,052
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	780
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,251
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,317
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,933
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,057
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,153
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,258
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,600
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,724
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,857
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	2,995
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	5,763
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,705	1,823
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	800	864
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,300	2,482
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,510
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,309
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	425	432
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,538
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,310	3,348
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,828
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	2,006
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	4,000	3,985
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,090	1,078
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	949
	University of Iowa Fcilities Corp. College & University Revenue	5.000%	6/1/44	1,090	1,172
	Waukee Community School District GO	3.000%	6/1/31	4,700	4,500
	Waukee Community School District GO	3.000%	6/1/32	4,840	4,560
					146,407
Kansas (0.2%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,565
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,115
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,093
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,081
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	5,833
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,121
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,619
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	2,842

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	2,250	2,396
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,013
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,169
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,847
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	597
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	498
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	496
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	495
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	492
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	636
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue (Courthouse & Medical Examiners Facility Projects)	4.000%	9/1/27	20,000	20,372
	Johnson County Unified School District No. 233 GO	5.000%	9/1/31	2,500	2,813
	Johnson County Unified School District No. 233 GO	4.000%	9/1/35	2,250	2,294
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	8,000	8,804
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	10,945	12,227
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,316
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/41	2,500	2,781
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/42	2,500	2,769
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/43	4,050	4,474
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	11,860	13,086
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	1,360	1,447
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,893
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/42	3,820	4,057
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	461
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	332
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	356
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	970
[4]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	965	987
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	3.125%	4/1/36	1,000	916
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	225	221
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/40	1,080	1,152
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/42	1,000	1,059
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,079
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,626
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,348
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,521
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,294
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	5,594
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,468
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/36	1,500	1,673
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/37	2,000	2,220
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/38	1,755	1,935
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/40	1,750	1,909
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/42	3,000	3,247
[1]	Topeka KS Combined Utility Water Revenue	4.000%	8/1/43	2,440	2,445
[1]	Unified School District No. 489 GO	5.000%	9/1/36	600	654
					168,708
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	625
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	278
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	397
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,395	1,444
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	464
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,290	1,263
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	971
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	452
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	363
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/25	720	721
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/26	2,270	2,297
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/27	2,460	2,502
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/28	1,260	1,281
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,016
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	10,661
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	10,250	10,250
	Jefferson County KY Board of Education GO	4.000%	9/1/34	2,535	2,611
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/36	3,600	3,920
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	192
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	237

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	241
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	200
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	1,931
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,375
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,441
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,457
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,476
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	1,964
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,823
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,817
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/43	4,920	5,039
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,155
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,302
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,464
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,634
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	3,811
[9]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,534
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,487
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,205
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,886
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,147
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,017
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,151
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,812
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,044
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,563
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,337
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,822
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,657
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,601
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,214
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	4,929
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,964
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,446
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/40	6,600	6,489
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,585
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,470
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,062
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,035
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,547
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	2,925
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,275
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,172
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,038
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,121
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,268
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,525
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,030
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,465
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,378
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/32	3,090	3,260
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/32	6,340	6,786
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,520	63,813
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	40,255	40,575
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	95,810	101,623
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	92,730	93,761
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	90,895	98,708
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	141,205	151,357
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,353
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	2,916
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,108
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,106
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,053
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,364
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,134
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,254
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/32	1,270	1,433
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/33	1,350	1,533
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/36	1,690	1,893
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/37	1,400	1,571

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/38	1,125	1,255
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/39	1,250	1,392
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/43	2,590	2,911
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/30	835	921
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/32	2,440	2,752
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/33	2,005	2,275
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/34	5,830	6,676
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/35	3,200	3,638
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/36	4,500	5,097
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/41	5,500	6,069
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	2,330	2,299
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/42	7,000	7,685
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/42	1,805	1,983
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/43	6,500	7,106
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,975	1,924
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/44	5,500	5,984
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/31	1,565	1,745
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,147
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/44	2,000	1,613
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	17,108
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	5,895	6,035
	Louisville-Jefferson County Metropolitan Government GO	4.000%	12/1/41	4,000	4,006
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	8,290	8,558
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	16,189
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	800	880
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	6,922
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	700	766
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,225	1,333
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,125	2,297
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,315	2,484
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,067
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,320	6,771
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	19,640	21,060
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,366
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,361
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,250	1,248
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	14,128
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	12,974
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,687
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,187
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,079
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	1,012
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,479
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,170
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,545
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,649
	University of Kentucky College & University Revenue	4.000%	4/1/42	10,000	9,980
	University of Kentucky College & University Revenue	4.000%	4/1/43	9,610	9,535
[1]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,352
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	850
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,300	1,431
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	1,750	1,910
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	2,000	2,174
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,497
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,565	1,685
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,608
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,815	1,940
					1,038,672
Louisiana (0.8%)
[4,5]	Calcasieu Parish Public Trust Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	17,410	17,410
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,698
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,723
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	11,698
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/34	1,500	1,565
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/36	2,000	2,078
[1]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	5,310
[1]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,526
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	987

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,061
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	840
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,569
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/36	525	587
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/37	500	555
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/38	625	689
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/39	765	835
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/42	1,000	1,011
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,439
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	4,796
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,760	2,369
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	25,000	25,127
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/31	3,665	4,078
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/32	5,055	5,656
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/33	5,615	6,316
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/41	1,500	1,656
	Louisiana Gasoline & Fuels Tax Revenue	4.000%	5/1/44	1,025	995
	Louisiana GO	5.000%	2/1/27	5,325	5,585
	Louisiana GO	5.000%	2/1/28	5,000	5,355
	Louisiana GO	5.000%	2/1/30	9,000	9,946
	Louisiana GO	5.000%	2/1/31	10,000	11,181
	Louisiana GO	5.000%	2/1/33	6,000	6,843
	Louisiana GO	5.000%	2/1/34	7,000	8,016
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Ridge Common Project)	4.500%	7/1/42	4,804	4,780
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,671
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,306
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,227
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	400	432
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	940	1,029
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/31	1,100	1,213
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	5,180	5,371
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/32	1,750	1,947
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	5,875	6,082
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/33	1,770	1,978
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	13,760	14,208
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	8,940	9,220
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	27,020	27,800
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	44,245	45,443
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	11,935	12,231
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/40	2,465	2,717
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/41	1,500	1,643
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,703
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,896
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,436
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/46	11,500	11,456
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,294
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	11,676
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,662

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,602
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,377
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,624
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,757
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	2,893
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,032
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Miscellaneous Revenue	4.250%	8/15/34	23,750	23,613
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,455	10,547
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	5,020	5,044
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,215	4,231
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/30	2,500	2,705
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/35	775	861
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/38	250	275
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	4/1/39	4,000	4,020
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	4/1/40	2,000	2,006
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	2,921
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,567
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,084
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,461
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,209
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	6,970
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,197
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	1,310	1,320
[7]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,250	1,391
[7]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/33	1,350	1,521
[7]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/34	1,300	1,471
[7]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,150	1,292
[7]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	2,000	2,201
[7]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	2,000	2,187
[7]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,100	2,287
[7]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	2,375	2,574
[7]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/44	2,000	2,160
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/37	2,000	2,197
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,500	1,647
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/39	3,000	3,282
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/40	2,250	2,450
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/41	5,250	5,692
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/28	1,825	1,951
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/33	1,000	1,051
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/34	1,280	1,343
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/35	1,480	1,548
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/32	1,475	1,674
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/33	2,285	2,610
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/34	1,900	2,180
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/35	3,000	3,418
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,046
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,836
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,213
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	2,900	3,040
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,042
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,532
[2]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,182
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/31	2,535	2,709
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/32	3,310	3,556
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/35	7,415	8,036
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	10,825	10,578
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	17,821
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	13,425	13,516
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,614

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	2,515	2,467
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	3,385	3,301
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	4,090	3,964
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	1,775	1,687
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	1,755	1,643
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/40	4,250	3,301
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	1,485	1,366
					588,814
Maine (0.1%)
	Bar Harbor ME GO	5.000%	9/1/40	900	1,009
	Bar Harbor ME GO	5.000%	9/1/42	425	471
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	943
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	3,082
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,690
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	3,327
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	375
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	365
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	376
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	483
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/39	4,000	4,462
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/40	2,250	2,495
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,270	1,369
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	718
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,604
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	669
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,082
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	615
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,079
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,422
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,077
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	545
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,352
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,075
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,765	1,776
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	352
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,456
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,155
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,498
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,501
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	352
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,561
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,986
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,670
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	298
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/40	1,000	1,112
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,370
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,291
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,083
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	1,956
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	2,973
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	6,034
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,177
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,346
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,113
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,162
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,638
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.300%	11/15/46	325	220
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	1,795	1,793
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,548
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,850
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,094
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	462
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	872

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	746
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	664
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	998
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,052
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,168
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,834
					91,846
Maryland (1.2%)
	Anne Arundel County MD GO	5.000%	4/1/27	1,070	1,127
	Anne Arundel County MD GO	5.000%	4/1/28	4,030	4,335
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,097
	Baltimore County MD GO	4.000%	3/1/34	2,650	2,714
	Baltimore County MD GO	4.000%	3/1/35	7,845	8,016
	Baltimore County MD GO	5.000%	7/1/42	8,030	8,987
	Baltimore County MD GO	5.000%	2/1/43	2,395	2,671
	Baltimore County MD GO	5.000%	7/1/43	8,440	9,407
	Baltimore County MD GO	5.000%	7/1/44	8,875	9,860
	Baltimore County MD GO	5.000%	2/1/45	2,355	2,610
	Baltimore County MD GO	5.000%	7/1/45	1,795	1,988
	Baltimore County MD GO	5.000%	7/1/46	1,885	2,082
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	182
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	203
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	285
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	187
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	186
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	235
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	239
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	258
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	534
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	266
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/42	875	881
	Charles County MD GO	5.000%	10/1/27	4,155	4,426
[13]	Freddie Mac Pool	3.650%	12/1/37	16,428	15,510
[13]	Freddie Mac Pool	3.600%	1/1/41	7,493	6,718
	Frederick County MD Tax Allocation Revenue (Oakdale-lake Linganore Project)	3.250%	7/1/29	895	853
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,028
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,044
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,115
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,037
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	932
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,296
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,461
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,683
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/42	6,985	7,055
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/41	3,005	2,576
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,000	1,064
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	6,374
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	915	917
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	865	894
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	5,328
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	15,900	15,592
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	27,906
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/30	3,000	3,078
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	30,092
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	17,260	15,926
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	300	310
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	300	311
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	300	312
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/31	565	587
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/33	1,880	1,956
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	1,100	1,129
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/37	600	616
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/38	500	513
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/39	500	510
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/43	2,500	2,730
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,042
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,398
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,097

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	1,938
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,306
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,035	997
	Maryland GO	5.000%	3/15/26	10,000	10,283
	Maryland GO	5.000%	8/1/26	39,710	41,200
	Maryland GO	5.000%	8/1/26	20,000	20,751
	Maryland GO	5.000%	8/1/27	8,165	8,664
	Maryland GO	5.000%	6/1/28	10,000	10,780
	Maryland GO	5.000%	8/1/28	4,500	4,755
	Maryland GO	3.250%	8/1/30	9,000	8,944
	Maryland GO	5.000%	6/1/31	3,565	4,020
	Maryland GO	3.500%	3/15/32	10,000	9,982
	Maryland GO	5.000%	3/15/37	25,000	28,281
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/42	2,035	2,132
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/43	2,320	2,420
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	369
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	420
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	681
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	408
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	476
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	447
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	1,515	1,396
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	70
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	275
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	212
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	242
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	5,906
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,516
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	584
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	168
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,334
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,623
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	438
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	302
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,257
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	874
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,695
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,118
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,026
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,657
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	982
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,006
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	1,982
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,620
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,693
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,504
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	6,435	6,419
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	714
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,376
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,830	14,036
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,649
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,474
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,115
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	870	837
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,115	3,100
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	4,665	4,838
[3,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	3.780%	7/1/41	71,415	71,415
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/32	3,000	3,376
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/33	2,000	2,268
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/34	2,250	2,571
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/35	2,635	2,999
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/41	4,100	4,527
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/42	4,755	5,219

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/43	5,360	5,855
Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/44	4,000	4,352
Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/45	7,000	7,593
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	460	482
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,350	1,441
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	1,510	1,637
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,338
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,990	2,043
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	4,418
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,010	1,028
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	4,884
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	3,524
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	4,300	4,333
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	3,189
Maryland Stadium Authority Built to Learn Appropriations Revenue	3.000%	6/1/42	11,455	9,608
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	5,445
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,345
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	7,413
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	6,471
Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	8,051
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	7,216
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,012
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,305
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	4,132
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/40	3,000	3,359
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/41	5,000	5,571
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/42	5,000	5,539
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/43	1,500	1,652
Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	5.000%	1/1/43	1,410	1,538
Montgomery County MD GO	5.000%	11/1/24	15,390	15,390
Montgomery County MD GO	3.000%	11/1/36	16,000	14,701
Montgomery County MD GO	5.000%	8/1/37	10,100	11,304
Montgomery County MD GO	4.000%	8/1/40	11,250	11,425
Prince George's County MD COP	5.000%	10/1/43	4,500	4,674
Prince George's County MD GO	5.000%	7/15/26	22,685	23,518
Prince George's County MD GO	4.000%	7/15/30	7,500	7,715
Prince George's County MD GO	4.000%	7/15/31	1,000	1,036
Prince George's County MD GO	3.000%	7/15/33	14,000	13,322
Prince George's County MD GO	5.000%	8/1/41	4,400	4,949
Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	4,060	4,072
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,036
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,198
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	965	972
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	776
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,114
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	506
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	800	810
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	541
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	758
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	1,009
University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,256
University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,498
University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	6,706
University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,185
University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	5,398
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,240
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,265	14,474
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,274
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/41	10,220	10,376
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/41	1,020	1,036
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/43	11,050	11,123
				906,599
Massachusetts (1.8%)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	995
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,007
Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	20,515
Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	10,440
Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	43,276
Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	31,902

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	9/1/28	6,935	7,517
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,340
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	10,568
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,469
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,080	1,199
	Commonwealth of Massachusetts GO	5.000%	7/1/30	8,000	8,106
	Commonwealth of Massachusetts GO	5.000%	10/1/30	51,030	56,917
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	26,458
	Commonwealth of Massachusetts GO	5.000%	10/1/31	11,400	12,869
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	21,692
	Commonwealth of Massachusetts GO	5.000%	5/1/34	1,300	1,500
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	13,140
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	7,374
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	24,968
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	6,702
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,741
	Commonwealth of Massachusetts GO	5.000%	5/1/37	1,300	1,463
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	10,631
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	20,871
	Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,122
	Commonwealth of Massachusetts GO	5.000%	9/1/38	13,000	13,742
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	5,390
	Commonwealth of Massachusetts GO	5.000%	5/1/39	1,200	1,339
	Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,563
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	3,991
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,239
	Commonwealth of Massachusetts GO	5.000%	5/1/40	1,250	1,388
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	9,470
	Commonwealth of Massachusetts GO	5.000%	1/1/41	4,750	5,281
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	5,938
	Commonwealth of Massachusetts GO	5.000%	3/1/41	7,840	8,730
	Commonwealth of Massachusetts GO	5.000%	5/1/41	2,500	2,762
	Commonwealth of Massachusetts GO	5.000%	5/1/41	10,000	10,547
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,800	2,007
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,195
	Commonwealth of Massachusetts GO	5.000%	1/1/42	6,190	6,849
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	6,190
	Commonwealth of Massachusetts GO	5.000%	5/1/42	5,390	5,928
	Commonwealth of Massachusetts GO	5.000%	5/1/42	3,000	3,329
	Commonwealth of Massachusetts GO	5.000%	3/1/43	10,850	11,956
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,185	1,297
	Commonwealth of Massachusetts GO	5.000%	5/1/43	2,000	2,189
	Commonwealth of Massachusetts GO	5.000%	5/1/43	5,000	5,518
	Commonwealth of Massachusetts GO	5.250%	9/1/43	18,000	19,022
	Commonwealth of Massachusetts GO	5.000%	11/1/43	21,825	23,778
	Commonwealth of Massachusetts GO	5.000%	11/1/43	7,000	7,725
	Commonwealth of Massachusetts GO	5.000%	3/1/44	8,560	9,368
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,500	2,740
	Commonwealth of Massachusetts GO	5.000%	11/1/44	2,500	2,740
	Commonwealth of Massachusetts GO	5.000%	5/1/45	4,000	4,367
	Commonwealth of Massachusetts GO	5.000%	7/1/45	19,050	20,146
	Commonwealth of Massachusetts GO	5.000%	5/1/47	5,355	5,818
[4]	Commonwealth of Massachusetts GO TOB VRDO	4.250%	11/1/24	9,495	9,495
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	30,753
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	11,970
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,609
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	10,076
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/35	8,450	8,971
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	625
	Lowell MA GO	4.000%	8/1/37	1,695	1,751
	Lowell MA GO	3.000%	9/1/37	2,400	2,173
	Lowell MA GO	4.000%	8/1/38	1,410	1,448
	Lowell MA GO	3.000%	9/1/38	2,490	2,232
	Lowell MA GO	3.000%	9/1/39	2,000	1,767
	Lowell MA GO	4.000%	8/1/40	1,850	1,869
	Lowell MA GO	4.000%	8/1/41	2,000	2,013
	Marblehead MA GO	2.000%	7/15/41	1,255	908
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	235	238
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	255	258
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,500	6,316

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,375	16,670
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	2,100	2,295
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,000	9,364
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15,515	18,312
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	2,885
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	700	799
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	875	999
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,890	11,708
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	3,825
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,220
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	6,115
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	820	932
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	800	909
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,219
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,268
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	650	735
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	600	678
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	955	971
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,189
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,208
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,500	1,686
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	3,250	3,281
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	8,000	8,949
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,265	5,883
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	3,685	4,091
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	8,140	8,994
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,000	9,898
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	7,000	7,666
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	4,750	5,186
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	3,000	3,081
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,565	1,645
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/37	325	369
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/38	300	340
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	550	616
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	700	778
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	805
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	170	173
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	180	186
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	180	189
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,372
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,308
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	190	201
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	207
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,503
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	415	442
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,580	1,609
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,043
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,067
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	430	460
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	12,790	14,795
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	870	884
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	515	527
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,300
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	3,175	3,222
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,525	1,543
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	1,900	1,785
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,200
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	20,000	21,661
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	500	515
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	545	560
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,056
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,000	19,280
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	1,000	1,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,792
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,027
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	502
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,320
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,536

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,137
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	363
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,230	1,282
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,481
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	187
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	683
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	574
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	216
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	719
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	711
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,433
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	1,375	1,460
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	567
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	3,835
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	336
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	32,680	36,431
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	863
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	17,770
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,736
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,460
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	351
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	618
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,542
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,546
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,073
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	318
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,710	5,815
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	27,335	30,747
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	639
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	1,912
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	5,731
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,343
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,385
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,200
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,095
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	5,918
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,013
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,555	4,663
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,184
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,120	1,139
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,200	1,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	285
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,900	1,742
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,030	2,224
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,160	2,357
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	2,500	2,741
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/34	500	505
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/44	710	735
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/28	1,255	1,292
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/29	2,365	2,436
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/30	2,485	2,557
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/32	2,000	2,055
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/33	1,955	2,006
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/38	5,000	5,061
[15]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,000	7,102
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/35	185	215
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/36	250	289
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/38	700	805

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/39	360	412
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/40	975	1,108
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/41	375	423
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/42	775	871
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/43	475	532
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	5,593
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,770	5,798
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	12,060	12,311
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,385	2,344
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,009
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,471
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,502
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,190
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	5,108
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,057
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,728
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,267
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	28,685	28,909
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	20,980
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	9,912
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	50,000	50,557
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	10,963
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	14,386
[7]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	2,538
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,783
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	3,923
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	838
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	5,000	5,317
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,659
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	1,000	1,068
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,088
	Wakefield MA GO	4.000%	9/15/44	3,200	3,209
[1]	Worcester MA GO	4.000%	2/15/38	1,350	1,392
[1]	Worcester MA GO	4.000%	2/15/39	1,805	1,840
[1]	Worcester MA GO	4.000%	2/15/41	2,460	2,489
[1]	Worcester MA GO	4.000%	2/15/42	2,485	2,479
	Worcester MA GO	4.000%	2/15/42	1,510	1,525
	Worcester MA GO	4.000%	2/15/43	3,315	3,338
	Worcester MA GO	4.000%	2/15/44	3,680	3,674
					1,386,339
Michigan (2.4%)
[17]	Allegan Public School District GO	5.000%	5/1/39	1,075	1,164
[17]	Allegan Public School District GO	5.000%	5/1/41	2,330	2,498
[17]	Allegan Public School District GO	5.000%	5/1/42	2,435	2,599
[17]	Allegan Public School District GO	5.000%	5/1/43	1,270	1,352
[17]	Alpena MI Public Schools GO	4.375%	5/1/47	1,000	1,006
	Ann Arbor School District GO	5.000%	5/1/38	1,000	1,098
[17]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,001
[17]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,541
[17]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,146
[17]	Berkley School District GO	5.000%	5/1/40	450	500
[17]	Berkley School District GO	5.000%	5/1/41	775	852
[17]	Berkley School District GO	5.000%	5/1/42	1,050	1,147
[17]	Berkley School District GO	5.000%	5/1/43	1,470	1,598
[17]	Berkley School District GO	5.000%	5/1/44	3,020	3,272
	Bloomfield Hills School District GO	5.000%	5/1/40	1,100	1,197
	Bloomfield Hills School District GO	5.000%	5/1/42	550	594
	Bloomfield Hills School District GO	5.000%	5/1/43	500	538
[17]	Chippewa Valley Schools GO	5.000%	5/1/25	755	761
[17]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,019
[17]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,851
[17]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,050
[17]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,093
[17]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,038
[17]	Chippewa Valley Schools GO	5.000%	5/1/35	800	810
[17]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,537
[17]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,687
[1,17]	Detroit City School District GO	5.250%	5/1/27	1,210	1,281
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	3,250	3,568

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	3,000	3,328
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/41	3,250	3,491
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/42	2,000	2,139
	Detroit MI GO	5.000%	4/1/32	800	864
	Detroit MI GO	5.000%	4/1/33	1,525	1,638
	Detroit MI GO	5.000%	4/1/34	400	428
	Detroit MI GO	5.000%	4/1/36	1,800	1,916
	Detroit MI GO	5.500%	4/1/36	435	468
	Detroit MI GO	5.000%	4/1/37	1,000	1,062
	Detroit MI GO	5.000%	4/1/39	1,900	2,004
	Detroit MI GO	5.500%	4/1/40	680	724
	Detroit MI GO	6.000%	5/1/43	475	534
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/32	2,000	2,221
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/33	2,000	2,233
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/34	1,750	1,939
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/35	2,000	2,211
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/36	1,000	1,103
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/37	1,800	1,983
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/38	2,000	2,205
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/39	1,500	1,653
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,157
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,062
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,007
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,449
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,371
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,678
[17]	East Lansing School District GO	5.000%	5/1/28	695	729
[17]	East Lansing School District GO	5.000%	5/1/29	500	525
[17]	East Lansing School District GO	5.000%	5/1/30	615	645
[17]	East Lansing School District GO	5.000%	5/1/31	1,955	2,047
[17]	East Lansing School District GO	5.000%	5/1/33	755	788
[17]	East Lansing School District GO	5.000%	5/1/34	1,540	1,606
[17]	East Lansing School District GO	5.000%	5/1/36	1,125	1,170
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,544
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,292
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	2,900	2,992
[1,17]	Fenton Area Public Schools GO	4.000%	5/1/42	2,320	2,319
[1,17]	Fenton Area Public Schools GO	4.000%	5/1/43	2,410	2,383
[1,17]	Fenton Area Public Schools GO	4.000%	5/1/45	2,580	2,515
[17]	Galena Park Independent School District GO	3.000%	5/1/39	1,000	867
	Grand Rapids MI GO	5.000%	4/1/41	590	651
	Grand Rapids MI GO	5.000%	4/1/42	1,560	1,709
	Grand Rapids MI GO	5.000%	4/1/43	1,090	1,187
	Grand Rapids MI GO	5.000%	4/1/44	855	929
[1]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,191
[1]	Grand Rapids Public Schools GO	5.000%	5/1/39	750	840
[1]	Grand Rapids Public Schools GO	5.000%	5/1/40	1,050	1,168
[1]	Grand Rapids Public Schools GO	5.000%	5/1/41	1,200	1,319
[1]	Grand Rapids Public Schools GO	5.000%	5/1/42	1,225	1,340
[1]	Grand Rapids Public Schools GO	5.000%	5/1/43	1,700	1,853
[1]	Grand Rapids Public Schools GO	5.000%	5/1/44	1,450	1,573
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,811
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,176
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	9,820
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	24,741
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,732
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	2,869
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,477
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,574
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	3,240	3,594
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	4,465	5,022
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,783
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,400	1,547
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	3,000	3,365
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/39	4,275	4,775
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,100	1,221
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,000	1,110
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/40	8,565	9,539
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/41	1,145	1,265
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/41	7,000	7,764

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/42	1,200	1,321
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	1,025	1,125
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	17,520
[1]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,792
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	35,455
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	65,822
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	4,686
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	949
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,310
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,028
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	14,490
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	6,979
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	15,255
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,177
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	5,639
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	9,467
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	918
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,498
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	819
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,500
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,105
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,013
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,565
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	3,145	3,507
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,320	7,023
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,049
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,638
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	815
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,719
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,500	1,689
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,084
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,795
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,124
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,080
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,881
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/39	2,750	3,072
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	1,966
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	600	667
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/40	4,390	4,889
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/41	700	775
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/41	4,415	4,897
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/42	1,015	1,119
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/42	3,295	3,644
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/43	1,325	1,455
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,850	1,952
[4]	Great Lakes Water Authority Water Supply System Water Revenue TOB VRDO	4.250%	11/1/24	16,680	16,680
[17]	Greenville Public Schools GO	3.000%	11/1/34	2,545	2,341
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,741
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,433
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,376
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,056
[17]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,421
[17]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,073
[17]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,168
[17]	Hudsonville Public Schools GO	4.000%	5/1/35	560	569
[17]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,040
[17]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,040
[17]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,474
[17]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,052
[17]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,071
[17]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,307
	Huntington Woods MI GO	3.000%	10/1/40	1,440	1,219
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,553
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	3,756
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	3,838
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	3,882
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	1,960
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,751
[1]	Kalamazoo Public Schools GO	5.000%	5/1/42	1,125	1,200
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,253

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,015
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,170
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,351
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,758
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,057
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	4,773
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,067
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,024
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,214
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,507
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	8,772
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,179
[17]	Lake Orion Community School District GO	4.000%	5/1/30	575	599
[17]	Lake Orion Community School District GO	4.000%	5/1/31	400	416
[17]	Lake Orion Community School District GO	4.000%	5/1/33	600	623
[17]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,100
[17]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,586
[17]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,591
[17]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,075
[17]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,289
[17]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	1,106
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	3,265	3,418
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/40	2,750	3,065
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/41	2,000	2,218
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/42	2,930	3,236
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/43	3,750	4,124
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/44	3,000	3,289
[1]	Lansing MI GO	4.000%	6/1/39	3,570	3,592
[1]	Lansing MI GO	4.000%	6/1/40	1,000	1,004
[1,17]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,304
[1]	Livonia Public Schools GO	5.000%	5/1/42	4,395	4,711
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,610	1,689
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,645	1,722
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,540	2,653
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,030	2,115
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,215	2,302
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,835	1,906
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	3,500	3,607
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,170
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,031
[17]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,358
[17]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,091
[17]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,371
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	7,999
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,297
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	735
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	666
	Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	270
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	742
	Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	774
	Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,215
	Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,067
	Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,266
	Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,026
	Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,072
	Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,083
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,081
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,374
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,516
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,633
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,038
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	435
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	447
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	907
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	945
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	978
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	986
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	393
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	551
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	613

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	627
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	607
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,396
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	5,653
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,008
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,129
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,216
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,201
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	877
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	2,936
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,192
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,525	1,612
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,441
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,008
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,508
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	4,760
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,022
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,084
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,600	1,712
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,598
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	3,919
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	13,301
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,672
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/31	1,000	1,076
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,453
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	12,820
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/32	1,475	1,597
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,773
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,560
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/33	1,000	1,085
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/33	1,000	1,087
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,154
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/34	1,000	1,089
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/34	1,000	1,108
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,185
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	8,042
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,350
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,376
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	10,070
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,142
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,570	5,876
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	8,014
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,248
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,250
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,336
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/37	1,800	1,979
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	8,887
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,275
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	10,737
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,715	1,714
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	9,005
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	12,514
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/39	1,850	2,017
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	8,717
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/41	1,100	1,195
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	5,224
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/43	1,375	1,484
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	5,000	4,726
Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,310	1,311
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/25	3,160	3,181
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/26	1,320	1,356
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	2,310	2,396
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/27	1,320	1,395
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	2,200	2,349
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/31	1,020	1,085
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/32	1,225	1,301
Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/33	2,030	2,102
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/33	1,095	1,161
Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/34	2,125	2,190
Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/34	1,440	1,520

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/35	2,005	2,060
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/35	1,525	1,606
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/36	2,045	2,149
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	2,515	2,637
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	2,110	2,203
[2,4]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	4.250%	11/1/24	21,600	21,600
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,362
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,009
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,145
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,527
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,035
[1]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,526
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	512
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,862
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,561
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,250	3,495
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,377
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,570	1,582
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,231
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	4,630	4,624
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	5,291
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,750	3,664
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,634
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	5,887
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,422
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	707
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,008
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	857
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,023
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,082
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,359
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	4,806
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,631
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,330
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	10,472
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/34	3,625	3,748
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,275
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	27,072
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,598
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	10,567
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	24,555
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	4,726
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,166
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,052
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	13,577
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/37	1,000	1,121
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	6,751
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/38	450	502
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/41	1,000	1,100
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/43	1,025	1,016
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,245
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,636
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,418
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,480
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	1,952
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,171
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	18,596
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	2,655	2,696
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	17,020
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	7,190	7,158
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	10/1/44	2,250	2,246
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	2,445	2,430
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,695	1,695
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	2,645	2,628
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/52	1,495	1,465
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	9,885	10,249
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	25,570	27,403
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	2,905	3,214
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Avon Towers Project)	4.250%	10/1/41	17,595	17,414
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,900

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	5.000%	2/15/30	900	974
	Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,561
	Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,482
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,078
	Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,222
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,384
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	1,975
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,770
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,011
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,311
	Michigan State University College & University Revenue	5.250%	8/15/46	18,180	20,064
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,810	1,844
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,505
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,205
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,391
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,178
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	23,110	23,478
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	12,785	12,898
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	16,595	16,665
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	5,000	5,005
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	2,000	2,254
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	10,625	11,870
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	17,230	19,161
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	22,840	25,278
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	31,790	35,047
[17]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,107
[17]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,176
[17]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,252
[17]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,795
[17]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,077
[17]	Northview Public Schools GO	2.000%	11/1/32	1,780	1,507
	Northville Public Schools GO	5.000%	5/1/40	880	949
	Northville Public Schools GO	5.000%	5/1/41	1,250	1,338
	Northville Public Schools GO	5.000%	5/1/42	1,630	1,735
	Northville Public Schools GO	5.000%	5/1/43	1,000	1,061
	Oakland University College & University Revenue	5.000%	3/1/25	540	543
	Oakland University College & University Revenue	5.000%	3/1/27	785	804
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,275
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,770
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,392
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,195
	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,434
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,806
	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,409
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	3,810
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,243
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,059
	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,635
	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,630
	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,709
	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,815
	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,456
	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,622
	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,793
[17]	Okemos Public Schools GO	5.000%	5/1/41	400	438
[17]	Okemos Public Schools GO	5.000%	5/1/42	1,150	1,253
[17]	Okemos Public Schools GO	5.000%	5/1/43	550	597
[17]	Okemos Public Schools GO	5.000%	5/1/44	600	649
	Plymouth-Canton Community School District GO	5.000%	5/1/42	2,325	2,522
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,269
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,493
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,179
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,785
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,330
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,568
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,912
	Rochester Community School District GO	3.000%	5/1/33	2,090	1,948
[17]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,054
[17]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,535
[17]	Rockford Public Schools GO	5.000%	5/1/38	670	740

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Rockford Public Schools GO	5.000%	5/1/39	1,730	1,891
[17]	Rockford Public Schools GO	5.000%	5/1/40	1,735	1,888
[17]	Rockford Public Schools GO	5.000%	5/1/41	3,110	3,369
[17]	Rockford Public Schools GO	5.000%	5/1/42	3,700	3,993
[17]	Rockford Public Schools GO	5.000%	5/1/43	1,300	1,398
[17]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,326
[17]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,385
[17]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,462
[17]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,024
[17]	Saginaw City School District GO	4.000%	5/1/30	1,105	1,148
[17]	Saginaw City School District GO	4.000%	5/1/36	700	709
[17]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,267
[17]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,130
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,314
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,083
	Southfield MI GO	3.000%	5/1/33	2,630	2,452
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,183
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	3,017
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,662
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,490
	University of Michigan College & University Revenue	5.000%	4/1/36	1,260	1,355
	University of Michigan College & University Revenue VRDO	3.900%	11/1/24	8,360	8,360
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,030	4,236
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	5,090	5,350
[17]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,326
[17]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,549
[17]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,468
[17]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,500
[17]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,777
[17]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,523
[17]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,486
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,508
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,805
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,602
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	890
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,545
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	704
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,812
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,549
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	692
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	868
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	821
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,342
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	794
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	2,965
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,297
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,432
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,632
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	810
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	3,916
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	669
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,417
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	668
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,264
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	930
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	631
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,408
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,326
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,721
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,771
	West Ottawa Public Schools GO	5.000%	5/1/44	1,700	1,840
[1]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	217
[1]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	240
[1]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	437
[1]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	219
[1]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	643
[1]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	272
[1]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	652
[1]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	650
[1]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	217

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	431
[1]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	647
[1]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	268
[1]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	435
[1]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	215
[1]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	534
[1]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	240
[1]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	425
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	3,902
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	3,951
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,008
[2]	Zeeland Public Schools GO	5.000%	5/1/43	1,730	1,842
					1,822,501
Minnesota (1.1%)
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/40	1,575	1,584
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/41	1,640	1,637
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/42	1,705	1,696
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	269
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	548
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,247
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	3,087
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,548
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,515
[13]	Freddie Mac Pool	3.100%	2/1/40	5,952	5,219
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/36	300	330
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/37	375	412
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/39	650	710
	Goodridge Independent School District No. 561 GO	4.000%	2/1/39	1,265	1,276
	Goodridge Independent School District No. 561 GO	4.000%	2/1/40	1,315	1,321
	Goodridge Independent School District No. 561 GO	4.000%	2/1/41	1,370	1,371
	Hennepin County MN GO	5.000%	12/1/29	3,545	3,927
	Hennepin County MN GO	5.000%	12/15/33	7,000	7,516
	Hennepin County MN GO	5.000%	12/1/34	5,180	5,374
	Hennepin County MN GO	5.000%	12/15/37	11,300	12,072
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,398
	Hennepin County MN GO	5.000%	12/15/38	4,250	4,605
	Hennepin County MN GO	5.000%	12/1/41	7,005	7,810
	Mankato Independent School District No. 77 GO	4.000%	2/1/42	7,885	7,834
	Mankato Independent School District No. 77 GO	4.000%	2/1/43	10,470	10,298
	Mankato Independent School District No. 77 GO	4.000%	2/1/44	3,965	3,854
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,003
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,370
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,441
	Metropolitan Council GO	4.000%	3/1/41	3,080	3,123
	Metropolitan Council GO	4.000%	3/1/42	1,970	1,993
	Minneapolis MN GO	3.000%	12/1/32	30	29
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	3,730	3,758
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,000	1,986
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	19,440	20,665
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	25,030	26,831
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,256
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,643
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	614
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,556
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	718
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	576
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,118
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	659
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	674
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	942
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	905
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	971
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	970
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,234
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,395
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,415
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,625
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,016
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,000	2,244

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,750	1,958
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,000	1,107
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,800	1,982
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	1,000	1,097
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	2,335	2,548
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	3,515	3,812
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	3,000	3,236
	Minnesota GO	5.000%	8/1/26	13,000	13,490
	Minnesota GO	5.000%	8/1/27	12,790	13,574
	Minnesota GO	5.000%	8/1/28	13,105	14,183
	Minnesota GO	5.000%	8/1/28	19,210	20,791
	Minnesota GO	5.000%	8/1/29	9,550	10,522
	Minnesota GO	5.000%	8/1/29	21,800	24,018
	Minnesota GO	5.000%	8/1/34	10,000	10,318
	Minnesota GO	5.000%	8/1/35	9,535	9,835
	Minnesota GO	5.000%	10/1/37	5,000	5,239
	Minnesota GO	5.000%	8/1/40	10,610	11,795
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,048
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,100
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	210
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,155
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	607
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,215
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	453
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,268
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,326
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,395
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,459
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	695
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,533
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	320
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	690
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	2,005	2,169
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/41	2,210	2,381
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/42	1,725	1,850
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/43	2,650	2,833
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/44	2,690	2,868
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,625	1,694
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	2,165	2,314
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,316
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,268
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,433
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,558
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,242
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,737
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,325
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	178
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	137
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	167
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	229
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	164
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	168
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/34	410	352
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	229
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/34	335	287
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	775	676
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/43	4,745	3,936
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/44	525	408
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	14,140	11,468
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	3,505	3,507
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,816	2,798
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/52	12,295	12,042
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	9,995	9,922
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	8,880	9,354
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	4,215	4,529
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	2,655	2,984
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/55	11,225	12,701
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,500
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	30,160	30,454
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.229%	12/1/52	17,000	17,057

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	14,595	15,349
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	11,620	12,220
	Moorhead Independent School District No. 152 GO	2.625%	2/1/39	10,025	8,060
	Moorhead Independent School District No. 152 GO	3.000%	2/1/42	2,990	2,556
	Moorhead MN Public Utility Electric Power & Light Revenue	4.000%	11/1/42	1,350	1,361
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,415
	Osseo Independent School District No. 279 GO	4.000%	2/1/38	27,755	28,121
	Osseo Independent School District No. 279 GO	4.000%	2/1/42	6,220	6,238
	Osseo Independent School District No. 279 GO	4.000%	2/1/43	5,600	5,611
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/37	19,000	19,561
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/39	20,750	21,110
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/40	21,250	21,520
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/41	17,400	17,559
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/43	23,500	23,618
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	9,737
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/41	6,185	6,187
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/42	7,290	7,216
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	765	856
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	750	844
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/38	2,265	2,514
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/39	2,000	2,206
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/40	5,000	5,490
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	835
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	808
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,970	2,027
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,132
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,209
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,455
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,438
	Stillwater Independent School District No. 834 GO	5.000%	2/1/26	7,565	7,752
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	7,119
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	3,900	3,706
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	3,757
	West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	3,905
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,074
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,736
	Westonka Independent School District No. 277 GO	4.000%	2/1/42	2,595	2,599
	Westonka Independent School District No. 277 GO	4.000%	2/1/43	910	910
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	7,865	7,859
					804,072
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,695
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	11,095	10,905
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,529
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,814
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	4,910
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,595
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,453
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,210
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,091
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,513
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	6,180
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	8,334
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,463
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/31	2,890	3,195
[4]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/41	1,000	822
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/29	5,545	5,998
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/30	4,090	4,483
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/31	2,590	2,863
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/32	11,500	12,821

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/29	3,000	3,245
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/30	3,000	3,289
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/31	5,000	5,527
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/32	10,000	11,149
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,197
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	4,855
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/28	775	830
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/31	1,000	1,070
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/32	1,500	1,598
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/33	1,710	1,818
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/34	870	923
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/35	1,380	1,458
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/36	1,000	1,054
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/37	665	700
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,197
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,647
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,595
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	5,845
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	5,721
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/33	1,000	1,048
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/34	4,165	4,349
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/35	3,000	3,121
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	10,906
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	11,542
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	11,690	11,449
	Mississippi GO	5.000%	10/1/29	15,080	15,967
	Mississippi GO	4.000%	12/1/32	10	10
	Mississippi GO	4.000%	10/1/36	4,000	4,021
	Mississippi GO	4.000%	10/1/38	2,000	2,007
	Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,306
	Mississippi GO, Prere.	5.000%	11/1/26	2,750	2,873
	Mississippi GO, Prere.	5.000%	11/1/26	3,635	3,797
	Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,178
[6]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	4.050%	12/1/39	9,335	9,222
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,205	2,165
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,057
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	848
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	847
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	786
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	784
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,049
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/27	1,200	1,237
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/28	3,495	3,655
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/29	1,360	1,439
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/29	1,150	1,217
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/31	2,215	2,345
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/32	1,750	1,851
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/33	1,750	1,849
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/34	1,600	1,688
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	883
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,020
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,103
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,554
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,583
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,545
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,744
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,222
					269,859

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri (1.0%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/35	10,010	10,119
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/36	5,925	5,982
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/38	9,810	9,859
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/39	5,315	5,343
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,000	996
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	744
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,045
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,044
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,454
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,540	1,597
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,070	1,107
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	775
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,633
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,665
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,645
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,394
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,355
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,661
Independence MO School District GO	3.250%	3/1/40	1,850	1,687
Independence MO School District GO	3.250%	3/1/41	2,650	2,388
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/40	3,500	3,050
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	7,841
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	12,762
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	13,656
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	14,439
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	6,771
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	1,922
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,686
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/42	3,125	3,584
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/43	3,700	4,227
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/44	2,280	2,597
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/35	300	282
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/37	600	555
Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/42	3,997	4,016
Kansas City MO GO	4.000%	2/1/25	575	576
Kansas City MO GO	5.000%	2/1/29	750	815
Kansas City MO GO	5.000%	2/1/30	800	883
Kansas City MO GO	4.000%	2/1/43	7,300	7,235
Kansas City MO GO	4.000%	2/1/43	1,350	1,340
Kansas City MO GO	4.000%	2/1/44	1,725	1,704
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,153
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,192
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,741
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,596
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,128
Kansas City MO Sanitary Sewer System Sewer Revenue	3.000%	1/1/37	2,500	2,261
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/38	500	565
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	675	756
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,875	2,087
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/41	1,310	1,439
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,084
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,268
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,017
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/32	1,300	1,453
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/33	1,645	1,834
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/38	1,655	1,809
Kansas City MO Water Revenue	5.000%	12/1/38	785	885
Kansas City MO Water Revenue	5.000%	12/1/39	625	702
Kansas City MO Water Revenue	5.000%	12/1/41	1,200	1,332
Kansas City MO Water Revenue	5.000%	12/1/42	1,895	2,091
Kansas City MO Water Revenue	5.000%	12/1/43	1,000	1,097
Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,855	1,920
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/37	2,000	2,148
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/38	3,355	3,591
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/39	2,150	2,288
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/40	1,250	1,322
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/41	2,025	2,133
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	4,090	4,102
Liberty Public School District No. 53 GO	5.000%	3/1/40	2,300	2,483

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/33	5,500	5,187
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,391
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,482
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,068
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,012
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	4,873
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,017
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,507
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,029
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,489
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,083
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,046
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	834
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	1,915
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,000
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,026
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,140
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,239
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,445
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,511
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,294
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,360	2,627
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,586
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	6,840	6,860
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	3,893
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	29,000	29,023
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	523
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	5,332
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	470
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,664
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,785
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	6,866
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	521
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,472
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	5,342
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	854
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,722
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	596
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	1,980	1,814
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,565	2,577
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,818
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/42	3,000	3,369
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/43	4,200	4,699
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/44	5,000	5,577
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	990	993
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/26	1,150	1,168
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/28	1,000	1,017
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	1,150	1,169
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/30	510	518
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/31	1,350	1,369
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/31	1,165	1,242
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	500	507
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	795	852
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/33	550	557
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	15,971	16,968
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	6,920	7,320
Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Projects)	5.000%	5/1/26	35,000	36,099
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/47	490	399
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	2,980	2,963

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,345	1,328
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	10,930	10,852
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,660	3,789
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	3,000	3,192
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/32	1,660	1,842
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/33	3,000	3,353
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/34	2,425	2,725
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/37	665	731
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/38	415	454
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/39	910	994
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/40	515	558
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/41	660	711
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/42	615	662
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	10,669
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,057
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/43	2,995	3,266
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/26	4,570	4,580
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	3,285	3,292
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	2,250	2,255
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/29	5,000	5,011
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	6,455	6,470
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/31	10,000	10,023
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	1,929
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,373
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,532
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	5,245	5,277
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/34	6,800	6,955
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/36	10,000	10,199
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	2,998
	Republic School District No. R-3 GO	4.000%	3/1/40	1,250	1,257
	Republic School District No. R-3 GO	4.000%	3/1/41	1,510	1,514
	Springfield School District No. R-12 GO	4.000%	3/1/41	4,345	4,355
	Springfield School District No. R-12 GO	4.000%	3/1/42	5,390	5,411
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/31	5,585	5,682
	St. Charles School District GO	3.000%	3/1/39	3,025	2,669
	St. Charles School District GO	3.000%	3/1/40	2,000	1,753
	St. Charles School District GO	3.000%	3/1/41	1,800	1,551
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	10,725	10,922
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,500	1,546
	St. Louis County School District C-2 Parkway GO	4.000%	3/1/43	7,155	7,155
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,690
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,359
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	2,893
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,700	1,924
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,405
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,250	1,425
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,570	6,089
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/43	2,000	2,178
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	2,250	2,442
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,340
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,084
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,637
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	3,119
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,238
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,865
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	2,080	2,023
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,000	938
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	3,475	3,144
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	3,100	2,697
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	2,320	1,937
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	3,105	2,478
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/33	2,000	1,403
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/40	2,250	2,372

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,579
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,239
	St. Louis School District (Direct Deposit Program) GO, Prere.	4.000%	4/1/26	4,835	4,900
[1]	St. Louis School District GO	5.000%	4/1/38	2,000	2,187
[1]	St. Louis School District GO	5.000%	4/1/39	6,725	7,300
[1]	St. Louis School District GO	5.000%	4/1/40	7,130	7,699
	Union R-XI School District GO	4.000%	3/1/34	1,290	1,303
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,091
	University of Missouri of Curators College & University Revenue	4.000%	11/1/30	3,000	3,000
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	20,975	23,442
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	3,000	3,353
	University of Missouri of Curators College & University Revenue	5.000%	11/1/31	2,000	2,260
	University of Missouri of Curators College & University Revenue	5.000%	11/1/32	2,305	2,628
	University of Missouri of Curators College & University Revenue	5.000%	11/1/33	2,500	2,872
	University of Missouri of Curators College & University Revenue	5.000%	11/1/34	11,445	13,263
					735,318
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	10/1/32	13,650	13,621
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	3/1/34	3,750	3,704
	Forsyth MT Industrial Revenue	3.875%	7/1/28	12,535	12,717
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,711
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/54	1,750	1,910
[15]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,460
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	520
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,586
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	455	479
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,722
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	664
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,078
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	513
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,059
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,119
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,642
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	423
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,272
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,084
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	610
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,841
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,055
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	442
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	639
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,716
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	696
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,273
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,307
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	999
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,261
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,636
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	831
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (Montana Children's Home & Hospital Project)	3.000%	7/1/40	2,020	1,718
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,326
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	803
					81,437
Multiple States (0.8%)
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	13,415	12,153
[4,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	31,310	26,809
[4,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	18,910	16,997
[4,13]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	45,770	40,335
[4,13]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	47,005	40,768
[4,13]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	30,555	26,657
[3,6,13]	Freddie Mac Multifamily Certificates	3.158%	12/25/38	28,000	24,501
[3,13]	Freddie Mac Multifamily Certificates	4.155%	5/25/41	19,482	19,274
[3,13]	Freddie Mac Multifamily Certificates	4.520%	8/25/41	49,923	51,354
[3,4,13]	Freddie Mac Multifamily Certificates	4.563%	4/25/42	18,042	18,887
[3,13]	Freddie Mac Multifamily Certificates	2.990%	4/25/43	60,559	51,654
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	18,970	18,042
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	47,600	42,862
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.996%	12/25/36	53,181	52,512

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	19,734	16,209
[3,4,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/38	9,884	9,049
[3,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.001%	1/25/40	35,551	35,085
[3,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.411%	8/25/40	26,857	27,226
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.545%	10/25/40	34,908	35,967
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	17,205	17,148
					583,489
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,418
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,104
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,310
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,264
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,477
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	27,525	30,185
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	161,760	170,650
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	51,760	54,597
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	32,485	32,593
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	533
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	648
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	490
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	299
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	645
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	427
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	524
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,197
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	562
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	293
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,400
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,036
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,178
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,797
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,269
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	1,922
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/38	1,475	1,484
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/41	1,605	1,589
	Elkhorn School District GO	4.000%	12/15/32	325	332
	Elkhorn School District GO	4.000%	12/15/33	375	383
	Elkhorn School District GO	4.000%	12/15/34	350	357
	Elkhorn School District GO	4.000%	12/15/35	350	356
[1]	Fremont School District GO	4.000%	12/15/38	1,275	1,286
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,800
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	2,101
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,218
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,294
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	755
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/33	1,710	1,392
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	797
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	500
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	4,555	4,460
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,780	3,676
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,000	5,331
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	3,783
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	10,042
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,185
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,362
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,433
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,037
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	5,692
	Omaha NE GO	5.000%	4/15/30	345	381
	Omaha NE GO	5.000%	4/15/40	740	820
	Omaha NE GO	5.000%	4/15/41	900	992
	Omaha NE GO	5.000%	4/15/42	775	851
	Omaha NE GO	5.000%	4/15/43	800	876
	Omaha NE Sewer Revenue	4.000%	4/1/33	500	517
	Omaha NE Sewer Revenue	4.000%	4/1/34	650	668
	Omaha NE Sewer Revenue	4.000%	4/1/35	500	511
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,456
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,405
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	7,542

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,707
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	1,150	1,264
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	1,500	1,641
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/40	2,500	2,234
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/40	2,250	2,455
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/41	1,800	1,954
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	4,500	4,912
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,685	1,839
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,225	1,348
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	4,280	4,657
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,500	1,632
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,245	1,365
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/44	1,270	1,388
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/45	1,295	1,411
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	2,175	2,288
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,015
	Omaha School District GO	5.000%	12/15/27	2,000	2,127
	Omaha School District GO	3.000%	12/15/35	2,700	2,478
	Omaha School District GO	3.000%	12/15/42	1,000	851
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,488
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/34	3,375	3,796
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	2,000	2,253
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/40	2,840	2,892
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,876
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	1,977
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,509
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,607
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,074
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,024
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,231
					481,775
Nevada (1.0%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/34	980	1,006
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	21,036
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	18,722
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,497
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,749
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	3,325	3,502
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,633
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,495
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,307
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	10,781
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	6,841
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	5,725
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	8,425	8,493
	Clark County NV GO	5.000%	6/1/27	2,625	2,772
	Clark County NV GO	4.000%	11/1/31	5,950	6,014
	Clark County NV GO	5.000%	11/1/31	1,645	1,657
	Clark County NV GO	4.000%	6/1/32	12,000	12,132
	Clark County NV GO	4.000%	11/1/32	1,015	1,025
	Clark County NV GO	5.000%	11/1/32	3,000	3,234
	Clark County NV GO	3.000%	7/1/35	1,180	1,101
	Clark County NV GO	4.000%	12/1/36	15,050	15,292
	Clark County NV GO	4.000%	12/1/37	18,825	19,110
	Clark County NV GO	5.000%	6/1/38	12,290	12,931
	Clark County NV GO	4.000%	12/1/38	21,055	21,296
	Clark County NV Industrial Revenue	2.100%	6/1/31	28,500	24,894
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	12,894
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	7,661
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	8,103
[1]	Clark County School District GO	5.000%	6/15/28	9,530	10,031
[1]	Clark County School District GO	4.000%	6/15/30	10,505	10,699
[1]	Clark County School District GO	4.000%	6/15/31	10,930	11,103
	Clark County School District GO	5.000%	6/15/31	13,955	15,559
[2]	Clark County School District GO	5.000%	6/15/32	1,590	1,682
	Clark County School District GO	5.000%	6/15/32	15,735	17,707
[2]	Clark County School District GO	3.000%	6/15/33	6,585	6,256
[1]	Clark County School District GO	4.000%	6/15/33	11,920	12,207
	Clark County School District GO	5.000%	6/15/33	15,630	17,686

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Clark County School District GO	3.000%	6/15/34	10,920	10,254
[1]	Clark County School District GO	4.000%	6/15/34	12,400	12,617
	Clark County School District GO	4.000%	6/15/34	5,000	5,011
[1]	Clark County School District GO	5.000%	6/15/34	1,000	1,088
	Clark County School District GO	4.000%	6/15/35	14,910	14,925
	Clark County School District GO	4.000%	6/15/35	10,375	10,385
[1]	Clark County School District GO	5.000%	6/15/35	1,350	1,463
[1]	Clark County School District GO	4.000%	6/15/36	1,250	1,270
[2]	Clark County School District GO	3.000%	6/15/37	4,000	3,612
	Clark County School District GO	3.000%	6/15/37	8,730	7,862
[1]	Clark County School District GO	4.000%	6/15/37	1,250	1,266
	Clark County School District GO	3.000%	6/15/38	11,595	10,323
[1]	Clark County School District GO	4.000%	6/15/38	1,000	1,009
[2]	Clark County School District GO	3.000%	6/15/39	3,540	3,115
	Clark County School District GO	3.000%	6/15/39	9,395	8,217
[1]	Clark County School District GO	4.000%	6/15/39	1,000	1,003
	Clark County School District GO	3.000%	6/15/40	11,760	10,127
	Clark County School District GO	5.000%	6/15/40	9,000	9,836
	Clark County School District GO	3.000%	6/15/41	10,760	9,102
	Clark County Water Reclamation District GO	5.000%	7/1/27	1,890	1,952
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,119
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,012
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	825	822
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	9,972
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	585
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	973
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,869
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	795
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	730
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,739
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	500
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	600
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	725
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	308
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	400
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/36	1,500	1,667
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,350	1,486
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/39	700	769
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/40	1,250	1,362
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/41	1,990	2,159
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/42	2,365	2,555
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	2,300	2,476
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,668
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.000%	12/1/39	400	406
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/28	255	238
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/30	465	420
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/31	425	379
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/33	515	441
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/36	830	671
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,634
	Las Vegas Valley Water District GO	3.000%	6/1/32	8,085	7,748
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	12,373
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,256
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,153
	Las Vegas Valley Water District GO	4.000%	2/1/38	6,200	6,229
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	20,897
	Las Vegas Valley Water District GO	4.000%	6/1/39	3,300	3,327
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,550	3,774
	Las Vegas Valley Water District GO	4.000%	6/1/41	9,240	9,260
	Las Vegas Valley Water District GO	4.000%	6/1/42	1,090	1,079
	Las Vegas Valley Water District GO	4.000%	6/1/43	3,500	3,460
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	28,449
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	26,522
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/42	6,490	6,494
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/42	3,250	3,255
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/43	5,725	5,692
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/43	3,380	3,356
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,875	2,993
[4]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	4.270%	11/1/24	20,100	20,100
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/42	1,115	1,127

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	531
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	529
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	474
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	525
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	645
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	524
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	523
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	679
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	600	668
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	550
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	600	655
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	650	706
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	690	747
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	650	701
[18]	Storey County School District GO	5.000%	6/1/28	985	1,058
[18]	Storey County School District GO	5.000%	6/1/29	1,925	2,103
[18]	Storey County School District GO	5.000%	6/1/30	2,020	2,235
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,221
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,397
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	3,813
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	4,803
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	540	554
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/38	4,500	4,742
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	7,750	8,012
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	1,255	1,297
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects)	3.625%	10/1/29	2,800	2,774
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects)	3.625%	10/1/29	1,375	1,362
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	2,200	2,303
	Washoe County NV School District GO	3.000%	6/1/39	6,960	6,299
	Washoe County NV School District GO	3.000%	6/1/40	5,670	5,040
	Washoe County NV School District GO	4.000%	6/1/40	4,490	4,504
	Washoe County NV School District GO	3.000%	6/1/41	7,385	6,446
	Washoe County NV School District GO	4.000%	6/1/41	8,830	8,813
	Washoe County NV School District GO	3.000%	6/1/42	6,105	5,263
	Washoe County NV School District GO	3.000%	6/1/44	8,070	6,778
					784,568
New Hampshire (0.5%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	77,890	77,814
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	9,064
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	12,883
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,827
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	840	830
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	858
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	769
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	653
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	4,420	4,501
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	993
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,280
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	2,565	2,662
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,337
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,515
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	493
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	4,000	3,968
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	21,000	20,586
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	2,100	2,075
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/32	2,260	2,262
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,909	2,903
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	61,894	58,784
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	38,903	36,351
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	26,592	26,014
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.035%	10/20/41	17,350	16,658
[4]	New Hampshire Business Finance Authority Miscellaneous Revenue	5.375%	12/15/35	14,000	14,019
[4,6]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	3,620	3,618
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	8,300	8,485
[2]	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	7/1/27	2,305	2,433
[2]	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	7/1/28	1,700	1,823
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/1/27	2,770	2,782
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,180	2,190

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,830	2,843
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,830	2,843
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	2,953
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,081
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	506
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	435
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	706
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	670
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	741
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	6,923
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	20,168
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	28,590	26,859
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,005	1,075
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,524
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	2.000%	8/15/34	4,365	3,563
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/43	1,000	987
					406,307
New Jersey (3.4%)
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	4,871
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,096
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/42	530	574
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/26	2,205	2,205
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/27	2,775	2,775
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue, ETM	5.000%	11/1/24	1,000	1,000
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	500	542
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	280	304
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	1,050	1,148
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	395	432
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	935	1,031
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	430	474
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	2,000	2,226
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	810	901
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/33	2,510	2,812
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/33	1,110	1,244
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/34	2,380	2,681
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/34	1,000	1,127
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/35	765	858
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/35	750	842
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	1,000	1,118
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	1,230	1,370
[7]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/38	1,000	1,110
	Cherry Hill Township School District GO	3.000%	8/1/31	13,240	12,971
	Cherry Hill Township School District GO	3.000%	8/1/32	10,750	10,426
	Cherry Hill Township School District GO	3.000%	8/1/33	13,280	12,747
	Cherry Hill Township School District GO	4.000%	8/1/41	16,000	16,098
[1]	Clifton Board of Education GO	2.000%	8/15/27	1,920	1,833
[1]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,774
[1]	Clifton Board of Education GO	2.000%	8/15/31	6,500	5,644
[1]	Clifton Board of Education GO	2.000%	8/15/32	6,750	5,707
[1]	Clifton Board of Education GO	2.000%	8/15/33	6,750	5,578
[1]	Clifton Board of Education GO	2.000%	8/15/34	5,500	4,439
[14]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	3,729
	Essex County NJ GO	2.000%	9/1/39	3,750	2,759
	Essex County NJ GO	2.000%	9/1/40	3,750	2,696
	Essex County NJ GO	2.000%	9/1/41	3,750	2,635
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,460	2,320
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	5,980	5,545
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	4,020	3,669
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	8,000	7,220
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	9,955	8,879
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	5,590	4,935
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	3,000	3,010
	Hudson County NJ GO	3.000%	11/15/30	10,000	9,863

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson County NJ GO	2.000%	11/15/34	5,000	3,979
	Hudson County NJ GO	2.125%	11/15/36	7,500	5,824
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,794
[2]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,267
[2]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,335
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,796
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,731
[4]	Mercer County NJ GO TOB VRDO	4.050%	11/1/24	40,100	40,100
[2]	Montclair Public Schools GO	3.125%	1/15/35	3,000	2,806
[2]	Montclair Public Schools GO	3.250%	1/15/36	4,125	3,913
[2]	Montclair Public Schools GO	3.250%	1/15/37	4,200	3,952
[2]	Montclair Public Schools GO	3.250%	1/15/38	2,200	2,043
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	26,655
[14]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	36,951
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	2,200	2,222
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	34,625
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	6,755
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,450
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	9,978
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	705	770
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,619
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,090
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	12,792
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	8,123
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	923
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	7,849
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	1,000	1,013
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,716
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	930
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,521
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	505
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,647
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,005
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,002
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	599
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	690
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	410
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,451
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/28	1,440	1,533
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/32	2,730	2,933
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/34	2,025	2,160
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,540	2,702
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,060
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	8,495	8,597
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	33,963
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	34,845
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	13,093
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/26	1,000	1,027
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/27	1,695	1,775
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/28	2,000	2,077
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/29	2,000	2,076
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	1,500	1,555
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	23,334
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	1,000
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	1,000
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	23,950	24,052
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	17,750	18,132
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,400	5,552
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/27	1,070	1,114
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	22,550	23,977
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	7,065	7,886
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	3,000	3,370

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,136
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,130
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,571
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,721
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,687
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	1,850	1,834
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	10,473
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/34	4,500	4,663
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/35	2,500	2,590
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,177
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	2,275	2,270
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	3,065	2,970
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	10,453
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,245
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	4,326
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	5,879
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,350	1,525
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	6,585
	New Jersey GO	2.000%	6/1/26	2,040	1,987
	New Jersey GO	5.000%	6/1/29	25,365	27,681
	New Jersey GO	4.000%	6/1/30	36,700	38,639
	New Jersey GO	2.000%	6/1/31	20,500	17,662
	New Jersey GO	2.000%	6/1/32	9,885	8,280
	New Jersey GO	3.000%	6/1/32	32,710	31,271
	New Jersey GO	2.000%	6/1/35	21,090	16,324
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,691
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,861
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,467
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,094
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,315	2,472
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,274
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,160
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,039
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	8,355	8,762
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,142
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,165	1,246
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,705	4,949
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,422
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,225	1,313
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,990	6,321
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,285	1,369
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,790	5,038
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,350	1,433
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,725
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,045
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,280	1,333
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,384
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,174
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,820	2,871
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	729
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	3,693
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,320	3,350
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	859
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,529
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	881
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,220	910
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,517
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,315	5,502
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,686
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	25,138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,315	1,378
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	15,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	23,163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	21,704

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	14,533
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,095	1,166
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	36,855
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	12,154
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,663
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	31,583
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	10,000	10,801
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,355	2,545
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	26,200	22,151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,355	1,981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	14,835	15,189
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	19,150	19,607
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	31,160	25,157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,010	4,852
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	17,073
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,253
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	35,351
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	6,747
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	17,736
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	15,150	15,970
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/34	6,000	6,123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,512
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	10,255	10,802
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/35	5,000	5,081
[14]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	6,255	4,088
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,958
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,195	2,421
[14]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	23,500	14,668
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	14,000	8,739
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	4,225	4,640
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,335	5,341
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	2,000	2,189
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	6,760	3,838
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	4,415	4,388
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	7,299
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	11,880	11,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	5,375	5,278
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,053
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,200	5,520
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,900	2,106
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,750	1,931
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	7,500	8,311
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,750	1,960
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,660	2,908
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	5,000	5,515
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	15,057
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,003
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	3,325	3,623
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	6,250	6,868
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	11,735	11,702
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/39	9,000	9,851
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,335
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,420	6,942
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	10,500	11,485
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	11,016
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/41	13,000	14,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	7,463
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	13,340	14,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	6,150	6,622
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	5.000%	12/15/24	18,365	18,397
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,076
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,674
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,574
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	6,426
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,503
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	8,827
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	10,410	10,381
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,601
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	3,195	3,167

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,584
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	2,500	2,709
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	31,830	35,311
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	38,500	43,033
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	30,000	33,760
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	29,155	32,828
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	2,000	2,206
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	5,000	5,491
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	14,750	16,405
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	3,000	3,283
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	8,800	9,659
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	4,750	5,328
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	4,000	4,352
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	12,650	8,634
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	48,105	27,310
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	43,800	23,688
[14]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	13,058
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	4,012
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,000	2,092
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	13,817
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	18,103
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	30,922
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,181
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,452
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	20,000	22,462
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	28,573
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,269
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	16,000	18,144
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,056
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	68,766
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,250
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	14,000	15,973
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,024
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,122
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,322
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	3,815	3,806
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	25,000	27,574
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	6,000	6,594
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	8,875	9,758
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,478
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	3,000	3,288
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/42	1,500	1,646
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,889
	Scotch Plains Township NJ GO	4.000%	3/1/37	2,205	2,265
	Scotch Plains Township NJ GO	4.000%	3/1/38	2,295	2,350
	Scotch Plains Township NJ GO	4.000%	3/1/39	2,390	2,438
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,256
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,502
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,032
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,290	1,386
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,191
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,341
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,001
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,070
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	267
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	951
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,001
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	8,650	8,653
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	7,826
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,096
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	19,964
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	27,960
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,330	4,564
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	18,202
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	8,220	8,641
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	22,465	23,548
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	25,165	26,327
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,250	10,706
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	33,990	35,462
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	30,000	31,243

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	37,000	38,450
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,415	3,401
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	23,333
	Toms River Board of Education GO	3.000%	7/15/31	6,000	5,835
	Toms River Board of Education GO	3.000%	7/15/32	5,900	5,672
	Toms River Board of Education GO	3.000%	7/15/34	8,720	8,154
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,885
	Verona Township NJ GO	4.000%	6/1/40	1,760	1,788
	Verona Township NJ GO	4.000%	6/1/41	1,760	1,782
	Verona Township NJ GO	4.000%	6/1/42	1,760	1,776
					2,603,869
New Mexico (0.2%)
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,514
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	614
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	373
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun and Four Corners Projects)	2.150%	4/1/33	14,960	12,131
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun and Four Corners Projects)	2.150%	4/1/33	21,350	17,313
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	3.875%	6/1/29	2,815	2,862
	Farmington NM Industrial Revenue	1.800%	4/1/29	13,420	12,161
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	20,390	18,478
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,385	17,567
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,005	4,072
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,565	4,642
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	9,850	10,014
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,563
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	836
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	874
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,445
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,044
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	2,040	1,982
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	1,360	1,308
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	948
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,060
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/25	1,010	1,021
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,060	1,072
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,465	1,481
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,033
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,033
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,685	3,725
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	2,500	2,527
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	1,860	1,885
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	3,785	3,702
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	3,425	3,334
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,905	2,042
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	11,200	11,277
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	673
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	491
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.000%	5/1/33	3,785	3,611
					156,708
New York (13.4%)
[4]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	4.300%	11/1/24	95,100	95,100
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	8,538
	Battery Park City Authority Miscellaneous Revenue VRDO	3.900%	11/1/24	3,445	3,445
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	1,981
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,091
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,738
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	7,095
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	18,000	13,437
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	14,105	10,094
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	3,000	1,972
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,460	2,615
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,281
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,299
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	997

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/31	1,565	1,538
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/36	1,600	1,539
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/35	1,200	1,098
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,383
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,031
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,038
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,063
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/31	575	617
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/32	560	603
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/33	590	632
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/36	430	455
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/37	1,390	1,468
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	600	610
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	2,500	2,591
[4]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.000%	6/1/32	1,150	1,210
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,494
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,685
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,336
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,765
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.300%	11/1/24	34,300	34,300
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	900	904
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,044
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	430	440
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	960	981
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	1,010	1,055
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	185	189
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	380	387
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	200	203
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	450	477
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	475	501
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/34	500	527
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/35	520	506
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/36	540	522
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/38	580	546
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/39	605	562
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/40	625	576
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/42	675	612
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,313
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,214
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,480
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,585
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	3,044
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	23,008
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	1,105	1,119
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	30,387
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,130
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	30,402
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	29,915
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	7,714
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	45,547
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	8,620	8,764

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	47,885
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/38	6,200	6,278
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	9,882
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	10,077
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	15,355	13,359
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	10,040
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	9,460	10,105
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/42	8,000	7,995
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	9,835	9,768
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	5,000	5,303
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/45	13,005	14,031
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	24,145	24,861
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,711
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/30	19,000	21,090
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,606
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	13,222
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,497
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	8,560
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	46,774
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	44,837
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	1,000	977
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	657
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	602
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	549
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	914
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,362
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	1,903
[13]	Freddie Mac Pool	4.400%	10/1/40	16,000	16,572
[13]	Freddie Mac Pool	4.350%	4/1/41	4,448	4,282
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	458
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	649
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	805
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	877
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,281
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	2,008
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,866
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	442
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,259
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	14,035	14,606
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	29,904
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	25,186
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	16,060	16,633
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/40	5,000	5,048
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/42	13,000	12,998
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,000	3,081
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,599
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,163
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,049
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	9,107
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/36	5,225	4,759
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,082
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,885	6,216
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,061
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,630
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,625	1,771
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,000	2,170
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	20,439
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,573
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	11,480	11,214
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	8,815	9,164
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,065
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	27,385
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,250
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	11,806
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,604
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,207
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,152
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	61,554
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/38	1,000	1,027
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/41	16,600	16,645

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/43	2,310	2,284
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,956
	Metropolitan Transportation Authority Special Tax Revenue	5.000%	11/15/41	1,855	2,062
	Metropolitan Transportation Authority Special Tax Revenue	5.250%	11/15/42	4,500	5,081
	Metropolitan Transportation Authority Special Tax Revenue	5.000%	11/15/43	1,345	1,481
	Metropolitan Transportation Authority Special Tax Revenue	5.000%	11/15/44	3,725	4,081
	Metropolitan Transportation Authority Special Tax Revenue	5.250%	11/15/45	6,630	7,386
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	485
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,024
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,611
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	317
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	377
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,525
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,158
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,547
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	2,906
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,464
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	1,958
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,747
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,793
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,743
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,936
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,213
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	45,285	47,674
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	860
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	9,730	10,782
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,704
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	64,071
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,004
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,566
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	803
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	655
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,500	8,391
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,003
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,628
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,001
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	30,000	33,700
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	32,120	36,275
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	368
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,230
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	16,238
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	41,325	41,564
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	7,905
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,000	2,111
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	7,000	7,615
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	13,760	15,021
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	28,000	27,710
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	14,495	14,345
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	10,705	11,609
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,500	11,945
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	21,000	20,654
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,720	16,444
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	7,440	8,033
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	4,300	4,191
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	6,505	6,341
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	20,724
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	1,200	1,291
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,500	2,411
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	13,410	14,337
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	4,000	3,842
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	18,333
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	5,483
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	34,285	36,872
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/29	2,290	2,410
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/33	1,765	1,844
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	8,000	8,075
	Monroe County NY GO	2.000%	6/1/33	1,755	1,469

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/37	745	818
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/38	800	877
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/40	1,150	1,245
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/41	1,000	1,075
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/42	1,000	1,071
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/44	1,615	1,721
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/29	1,325	1,418
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/30	3,250	3,493
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/31	4,225	4,516
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/35	2,750	2,694
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/36	1,745	1,703
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/37	4,000	3,189
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,767
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,243
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,094
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,626
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	7,261
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/36	1,310	1,029
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	7,860	7,611
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	14,900	12,798
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	25,060
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/43	1,000	1,006
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,995
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	12,265	12,049
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,060	4,940
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,535	1,500
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	15,563
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	34,223
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,500	2,501
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	12,405	12,410
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	28,000	28,113
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	1,000	1,015
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	18,750	19,021
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,800	5,958
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	12,315	12,413
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	4.000%	1/1/32	2,405	2,478
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/36	2,005	1,817
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/39	1,500	1,301
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	3,000	2,565
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	2,600	2,768
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	11,487
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	27,762
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	17,300	15,207
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	6,480
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	6,750	6,565
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/31	1,435	1,125
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/32	275	206
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	2,460	2,494
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	10,205	10,692
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	9,820	10,350
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,190	5,281
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	16,700	16,987
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	500	581
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	22,165	22,538
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	9,000	10,481
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	13,439
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,040	1,049
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,795	1,867
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,000	1,039

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	26,945	28,197
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	15,040	15,792
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	6,065	6,268
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,000	2,078
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,940	1,965
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	5,290	5,311
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	18,100	18,251
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,080	5,319
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	100,610	107,197
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	2,000	1,721
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	7,100	7,100
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,000	3,206
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	8,000	8,356
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,500	2,609
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,190	6,581
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,000	2,005
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	10,000	10,027
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	11,280	9,922
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	9,351
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,910	9,853
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	24,685	24,604
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	3,000	3,281
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,150	2,341
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	9,555	9,389
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	14,300	14,071
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	33,090	35,842
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	11,143
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,193
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,122
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,347
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	15,362
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,077
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,111
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,107
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,165
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	16,500	17,390
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	4,284
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,251
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	29,788
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	8,750	7,734
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/41	1,355	1,159
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	2,620	2,594
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,203
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,400	5,417
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,820	4,043
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,108
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,500	3,572
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	891
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,000	2,129
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,519
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	2,934
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,838
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	5,028
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,021
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,523
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,200	5,409
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/45	11,475	12,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	1,985
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	3,560	3,714
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	8,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	10,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	16,560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	3,500	3,622
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	10,909
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	14,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	20,861
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,300	8,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	14,961

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,000	5,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	25,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	24,500	25,204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	11,313
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/34	8,000	9,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	9,858
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	19,969
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	17,684
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	5,460	5,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	9,012
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	20,809
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	15,805
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	28,385	29,908
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	13,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	3,000	3,400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	5,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	10,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	25,109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	7,053
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	13,000	13,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	25,000	25,993
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	18,949
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	49,478
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	27,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	3,000	3,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	22,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	6,620	7,395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	6,735	7,610
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	4,100	4,178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	6,939
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	9,000	9,186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	25,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	36,809
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	9,940	9,049
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	24,035	24,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	11,000	11,225
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	5,340	5,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	9,163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	7,270	7,388
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	9,185	9,334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,060	2,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,510
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	14,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	1,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	5,997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,445	1,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	21,902
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	5,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,866
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	8,126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	4,011
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	10,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	6,700	7,505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	8,860	8,958
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,495	4,535

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,800	4,843
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,400	2,645
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	1,370	1,212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,935	6,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	14,465	14,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	22,375	23,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	10,000	11,176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	28,975	29,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,386
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,551
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	7,485	7,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	1,415	1,419
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	10,000	10,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	20,329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	3,130	3,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	27,000	23,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	13,490	13,956
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	9,810	10,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,979
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	31,579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	15,000	16,702
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/41	4,960	4,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	14,770	14,775
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,675	1,676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	17,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,185	3,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	4,795	5,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	31,150	26,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	34,285	34,307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	20,377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	23,000	24,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	12,565	12,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	3,000	3,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	7,105	7,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	14,750	15,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,300	4,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,000	3,948
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,000	994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	6,085	6,232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	14,000	15,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	4,100	4,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	4,000	3,976
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/45	4,000	4,293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	11,150	10,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	5,000	4,857
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.850%	11/1/24	3,850	3,850
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/35	1,000	1,003
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	2,000	2,106
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,120	2,275
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	14,185	15,357
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	4,500	4,907
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,090
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,160	5,672
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	10,000	11,064
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,000	2,213
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	1,625	1,798
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	6,200	6,897
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	5,000	5,589
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	6,080	6,797
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	17,345	19,496
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	5,000	5,645

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	3,620	4,087
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	2,755	3,110
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	2,645	2,986
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	20,375	23,123
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	33,655	38,195
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/33	3,500	3,982
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/33	2,850	3,242
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	1,975	2,263
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	2,700	3,081
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	4,630	5,262
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	21,465	24,351
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	12,890	14,514
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	4,000	4,504
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	2,000	2,225
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	16,250	18,212
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	3,000	3,321
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	4,220	4,692
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	6,000	6,619
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	2,000	2,294
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,500	1,662
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	14,000	15,363
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	5,000	5,509
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	4,870	5,388
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	1,000	1,106
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	6,965	7,965
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,500	1,653
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/42	5,425	5,932
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	13,000	14,187
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	10,000	10,956
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	6,480	7,126
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,500	1,710
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	11/1/42	1,000	997
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	6,930	7,547
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	8,000	8,697
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	16,000	17,458
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	14,650	16,043
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/43	5,000	5,665
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	7,500	8,131
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	9,000	9,775
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	23,625	25,746
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	8,605	9,377
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	6,500	7,337
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/45	13,000	14,052
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	13,000	14,076
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/46	4,345	4,674
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	17,050	18,370
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	28,160	30,252
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	1,565	1,624
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	9,730	10,085
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	29,223
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,593
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,153
[4]	New York GO TOB VRDO	4.150%	11/1/24	3,705	3,705
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	6,589
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,310	6,312
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	117,625	110,024
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	35,790	33,297
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	42,350	39,018
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	9,181
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	6,610	5,568
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	9,940	8,373
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,680	11,258
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	6,405
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,840
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	5,946
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	8,456
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	15,720
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	12,861
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,772
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,025	2,510

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	120,960	93,637
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	7,387
New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,905	11,365
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/36	3,865	3,095
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,500	1,982
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	4,600	4,544
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	4,095	4,012
New York NY GO	5.000%	8/1/25	5	5
New York NY GO	5.000%	8/1/25	3,630	3,679
New York NY GO	5.000%	12/1/25	18,090	18,467
New York NY GO	5.000%	8/1/26	24,805	25,702
New York NY GO	5.000%	8/1/26	12,875	13,341
New York NY GO	5.000%	8/1/26	1,785	1,850
New York NY GO	5.000%	8/1/27	1,000	1,058
New York NY GO	5.000%	8/1/28	9,300	9,305
New York NY GO	5.000%	8/1/28	30,305	31,912
New York NY GO	5.000%	8/1/28	1,640	1,767
New York NY GO	5.000%	3/1/29	5	5
New York NY GO	5.000%	8/1/29	1,975	2,077
New York NY GO	5.000%	8/1/29	3,900	4,263
New York NY GO	5.000%	8/1/29	1,000	1,093
New York NY GO	5.000%	8/1/29	1,000	1,093
New York NY GO	5.000%	8/1/30	5,390	5,393
New York NY GO	5.000%	8/1/30	5,545	6,134
New York NY GO	5.000%	3/1/31	5	5
New York NY GO	4.000%	8/1/31	20,000	20,236
New York NY GO	5.000%	8/1/31	8,635	9,647
New York NY GO	5.000%	9/1/31	1,450	1,621
New York NY GO	5.000%	12/1/31	3,035	3,153
New York NY GO	5.000%	8/1/32	2,675	3,017
New York NY GO	5.000%	8/1/32	23,075	26,022
New York NY GO	5.000%	4/1/33	1,000	1,057
New York NY GO	5.000%	8/1/33	5,000	5,017
New York NY GO	5.000%	8/1/33	5,000	5,270
New York NY GO	5.000%	8/1/33	4,000	4,385
New York NY GO	5.000%	8/1/33	13,980	15,894
New York NY GO	5.000%	10/1/33	1,250	1,409
New York NY GO	5.000%	8/1/34	3,875	4,232
New York NY GO	5.000%	12/1/34	4,000	4,131
New York NY GO	3.000%	3/1/35	7,540	6,988
New York NY GO	5.000%	4/1/35	8,000	8,429
New York NY GO	4.000%	8/1/35	15,010	15,091
New York NY GO	4.000%	8/1/35	2,735	2,809
New York NY GO	5.000%	8/1/35	2,000	2,173
New York NY GO	4.000%	10/1/35	3,000	3,059
New York NY GO	5.000%	10/1/35	5,000	5,213
New York NY GO	5.000%	12/1/35	3,000	3,095
New York NY GO	5.000%	12/1/35	11,695	12,420
New York NY GO	5.000%	3/1/36	7,840	8,552
New York NY GO	5.000%	4/1/36	12,750	13,417
New York NY GO	4.000%	8/1/36	3,015	3,086
New York NY GO	5.000%	10/1/36	4,000	4,166
New York NY GO	5.000%	10/1/36	3,620	3,878
New York NY GO	4.000%	8/1/37	22,745	23,042
New York NY GO	4.000%	10/1/37	24,185	24,504
New York NY GO	5.000%	12/1/37	11,900	12,591
New York NY GO	5.000%	3/1/38	2,695	2,892
New York NY GO	4.000%	8/1/38	10,000	10,088
New York NY GO	5.000%	10/1/38	4,420	4,715
New York NY GO	5.000%	3/1/39	1,700	1,839
New York NY GO	5.000%	4/1/39	14,025	15,494
New York NY GO	4.000%	8/1/39	2,705	2,731
New York NY GO	5.000%	8/1/39	14,000	14,867
New York NY GO	5.000%	9/1/39	22,500	24,714
New York NY GO	5.000%	10/1/39	2,780	2,958
New York NY GO	5.250%	10/1/39	2,750	3,072
New York NY GO	4.000%	3/1/40	14,415	14,497
New York NY GO	5.000%	4/1/40	7,385	8,115
New York NY GO	5.000%	4/1/40	2,000	2,218
New York NY GO	4.000%	8/1/40	23,300	23,229

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	4.000%	8/1/40	3,550	3,563
	New York NY GO	5.000%	9/1/40	19,185	21,348
	New York NY GO	4.000%	10/1/40	9,000	8,973
	New York NY GO	5.250%	10/1/40	2,925	3,251
	New York NY GO	3.000%	3/1/41	6,500	5,472
	New York NY GO	4.000%	3/1/41	14,630	14,642
	New York NY GO	4.000%	4/1/41	11,000	11,009
	New York NY GO	5.000%	4/1/41	16,345	17,859
	New York NY GO	5.250%	5/1/41	5,000	5,507
	New York NY GO	5.000%	9/1/41	14,210	15,710
	New York NY GO	3.000%	10/1/41	21,575	18,122
	New York NY GO	5.250%	10/1/41	3,440	3,806
	New York NY GO	5.000%	12/1/41	31,000	31,761
	New York NY GO	5.000%	12/1/41	5,000	5,241
	New York NY GO	4.000%	4/1/42	4,200	4,177
	New York NY GO	4.000%	4/1/42	17,640	17,544
	New York NY GO	4.000%	8/1/42	10,000	9,820
	New York NY GO	5.000%	9/1/42	5,000	5,409
	New York NY GO	5.000%	9/1/42	23,540	25,872
	New York NY GO	5.000%	3/1/43	1,780	1,879
	New York NY GO	5.000%	4/1/43	5,000	5,191
	New York NY GO	5.000%	4/1/43	7,000	7,638
	New York NY GO	5.250%	4/1/43	8,500	9,363
	New York NY GO	5.250%	5/1/43	2,500	2,730
	New York NY GO	5.000%	8/1/43	1,105	1,161
	New York NY GO	5.000%	9/1/43	13,880	15,192
	New York NY GO	5.000%	10/1/43	1,930	2,031
	New York NY GO	5.000%	3/1/44	18,260	19,836
	New York NY GO	5.500%	5/1/44	7,840	8,698
	New York NY GO	5.000%	8/1/44	7,140	7,724
	New York NY GO	5.000%	9/1/44	9,565	10,427
	New York NY GO	5.000%	3/1/45	9,500	10,281
	New York NY GO	4.000%	4/1/45	3,200	3,131
	New York NY GO	5.250%	9/1/45	5,915	6,548
	New York NY GO	5.000%	8/1/47	10,000	10,573
[4,5]	New York NY GO TOB VRDO	4.100%	11/1/24	16,500	16,500
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/32	4,000	4,612
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/33	3,000	3,492
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/38	2,450	2,811
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/39	1,500	1,713
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/40	1,250	1,418
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,190	1,296
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	1,000	1,109
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,375	2,671
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/31	3,000	3,418
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/37	1,000	1,146
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/39	7,050	7,205
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	6,000	6,482
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,537
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	1,859
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	10,475	11,145
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,054
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,407
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	4,994
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/32	1,930	2,095
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,045
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,650
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,460	1,593
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	15,471
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	18,032
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,816
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/36	3,000	3,275
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,268
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/38	2,010	2,179
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/39	2,115	2,285
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,260
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/40	1,945	2,092
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	1,009
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,605
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	5,000	5,796

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,084
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,091
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	551
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	815
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,113
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,581
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,807
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,261
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,287
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,181
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	7,027
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	4,945
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,386
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,552
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,007
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	712
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,853
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,599
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	2,685	2,957
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,685	2,851
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	539
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,081
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,474
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	3,170	3,526
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,250	1,295
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	4,100	4,334
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,083
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	816
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	5,000	5,611
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	750	815
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	2,970	3,357
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,054
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,250	1,360
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,675	1,837
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/35	3,160	3,546
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,962
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,365	1,491
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	6,965	7,782
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	1,750	1,889
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	1,625	1,769
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,000	1,024
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	3,500	3,894
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	890
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	2,300	2,341
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,370	2,609
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	8,925	8,853
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	2,350	2,389
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,529
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,535	2,779
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	9,786
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,740
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	1,500	1,636
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	14,257
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	1,000	1,085
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	2,280	2,479
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/42	1,400	1,513
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,785	3,018
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	1,100	1,184
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/44	1,400	1,545
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	12,000	11,211
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,760	5,204
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,511
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,240	14,654
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	10,950	12,120
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	3,985	4,003
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	34,400	38,503
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	14,870	16,643
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,828
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	18,330	20,742

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	49,600	50,281
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	34,228
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,015	8,342
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	13,039
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	1,000	1,034
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	10,000	10,120
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,975	32,280
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	17,539
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	47,622
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	7,745	8,000
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	3,949
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,000	4,114
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	27,870	28,498
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,682
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,540	2,635
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	9,593
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,526
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	1,450	1,502
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,658
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,061
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,786
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	44,723
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	27,882
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	10,098
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	62,055	55,229
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	20,000	20,231
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,340	7,425
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	2,000	2,206
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	5,000	5,566
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,250	2,388
	New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/40	1,985	1,786
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	30,975	31,109
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	65,179
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	34,740	34,909
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	10,049
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	4,435	4,865
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,830	4,239
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	7,030	7,305
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	12,520	10,823
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,051
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,503
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	14,556
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	25,825	25,459
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	5,964
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	9,700	10,624
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	17,380	17,063
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	25,580	25,081
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	23,275	25,372
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	2,110	2,088
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	13,685	14,860
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	26,830	29,025
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,825	4,125
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15,365	15,461
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	11,580	11,652
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	14,680	15,272
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	20	21
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	23,900	25,167
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,040
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	2,300	2,395
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,930	3,122
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	26,000	28,725
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	16,380	15,508
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	16,760	15,687
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,795	1,904
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	30,975	33,130

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	32,380	34,376
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/42	2,000	1,684
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	4,330	4,292
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	26,820	28,656
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/27	1,180	1,181
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	3,000	3,124
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,615	2,727
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,530	2,691
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	2,430	2,534
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	5,000	5,520
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	8,245	9,197
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,315	1,370
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	9,000	9,997
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	1,000	1,041
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	11,190	12,187
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	3,500	3,861
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/38	1,350	1,479
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	60	60
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	55	55
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/35	1,345	1,421
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	10,710	10,881
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	17,210	17,385
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	23,335	23,435
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	9,966
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	1,250	1,232
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/44	20,000	21,233
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,584
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,464
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	52,834
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	13,307
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,175
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	27,945
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	18,129
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	10,000	10,336
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	32,382
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	33,908
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	17,685	18,257
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	40,400
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	38,325
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	1,971
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	19,469
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	28,418
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	19,429
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	30,500	32,022
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,234
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,500	2,604

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,000	5,225
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	21,690	22,248
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,215
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	33,720	36,584
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	26,500	28,665
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	20,000	21,561
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	35,000	35,238
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/28	2,065	2,227
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/29	20,000	19,683
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	13,750	13,854
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,277
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	16,374
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,356
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	7,639
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	9,962
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	5,893
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/36	2,700	2,524
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	9,898
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,275
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	4,940
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	10,547
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/40	2,010	2,262
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	4,448
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	2,745	3,072
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	3,000	3,341
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/44	1,825	2,057
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/45	5,000	5,619
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/29	4,055	4,024
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/32	3,000	2,957
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	3,165
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,844
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,202
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/43	1,000	1,003
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,315	2,244
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	19,475	18,939
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,255	12,913
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,550	5,558
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	1,003
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	29,822
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	2,415	2,382
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,370	1,380
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	12,045	12,086
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	15,620	15,808
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	19,715	19,859
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	18,500	18,581
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	23,000	23,053
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	10,360	10,463
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	21,990	21,720
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,504
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	812
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,165
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,401
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	6,025	6,112
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	25,951
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,820
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	9,025	9,062
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	8,250	8,287
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	3,974
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	6,590	6,592
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,646
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	21,930	21,793
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	3,973
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,101
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	6,100	6,010
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,090	3,946
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,000	2,016
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	18,000	17,809
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	7,165	7,912
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,135	1,151

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	4,340	4,294
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/24	1,150	1,151
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/26	900	933
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/27	750	790
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	1,420	1,516
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	1,650	1,758
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	4,005	4,256
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	4,495	4,765
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	4,920	4,791
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,000	961
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,250
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,127
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	27,598
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	12,569
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	5,455	6,237
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	3,902
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	18,320	18,100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,025
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,331
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,415	12,386
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	5,605	6,460
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,360
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,293
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,390
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,121
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,267
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,217
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,286
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	7,187
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,264
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,369
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	4,721
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,372
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,265
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,710	3,062
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,440
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,000	1,124
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	6,395	6,804
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	7,000	7,924
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,170	1,314
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,000	4,436
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,400	4,879
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,250	1,399
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/40	1,260	1,412
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	6,000	6,614
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	4,375	4,823
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,750	3,059
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/41	1,730	1,926
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,625	4,008
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	2,975	3,293
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	2,400	2,483
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,850	2,039
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	3,000	3,310
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/44	2,180	2,392
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/45	1,500	1,636
Suffolk County NY GO	3.000%	10/15/40	10,200	9,116
Suffolk County NY GO	3.000%	10/15/41	10,535	9,243
Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	6,000	6,198
Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.750%	12/1/44	3,500	3,627
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,000	1,228
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	4,000	4,445
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	6,020	6,658

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,067
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	8,783
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	10,639
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	21,240
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	15,433
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	15,291
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,113
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,452
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	8,568
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,075
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,511
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,219
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,658
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	11,401
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	17,344
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	10,950	11,574
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,455	2,541
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/39	2,300	2,326
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	8,550	9,578
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,000	1,104
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	6,390	7,117
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	30,000	31,231
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	5,270	5,839
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	6,460	6,700
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	10,000	10,578
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	7,350	7,816
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	15,100	16,297
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	31,285	34,361
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	15,500	17,263
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	10,320	11,626
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	4,240	4,193
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	3,055	3,470
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	5,870	5,757
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	2,915	3,373
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	35,000	40,501
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	5,430	6,211
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	40,000	46,636
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	4,445	5,030
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	4,025	4,540
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	3,595	4,037
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	6,500	7,096
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	5,050	5,715
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	7,500	8,277
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	5,395	5,952
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	7,500	8,104
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,960	5,553
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	31,220	33,608
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,985	2,168
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/45	14,000	15,209
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/46	13,000	14,074
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,005	16,714
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	19,906
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	19,825
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/38	1,000	1,131
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,000	1,123
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	2,200	2,407
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,410	3,748
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,000	3,327
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,200	3,499
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,750	4,135
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	3,915	4,259
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	4,000	4,386
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/44	6,000	6,548
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/45	5,000	5,432
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/46	4,010	4,341
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	2,575	2,803
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/31	2,000	2,170
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/32	2,870	3,111
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/33	2,500	2,704
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/35	2,000	2,159

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/38	1,275	1,358
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/39	1,155	1,226
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	2,230	2,179
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,098
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,184
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	11,570
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,442
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	10,250	10,600
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,326
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	8,822
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,010	1,042
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,990	4,114
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,146
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	4,000	4,062
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	18,310	19,204
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,800	3,991
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	7,000	7,347
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	6,500	6,889
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	4,500	4,848
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	4,000	4,342
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	25,530
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	39,170
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	17,794
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	51,762
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,388
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	20,000	22,630
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	9,000	10,145
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,200	2,288
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	1,740	1,983
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,624
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,810	4,317
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,602
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	3,630	4,028
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,376
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/32	4,000	4,481
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	2,959
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/33	3,000	3,385
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	4,295	4,844
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	11,300	11,719
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,000	3,056
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	115	115
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,517
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,551
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,095
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,635
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,791
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,821
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,221
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,590
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,764
[2]	Yonkers NY GO	5.000%	11/15/35	425	478
[2]	Yonkers NY GO	5.000%	11/15/36	450	504
[2]	Yonkers NY GO	5.000%	11/15/37	425	475
[2]	Yonkers NY GO	5.000%	11/15/39	1,000	1,109
					10,171,657
North Carolina (0.7%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,010
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/38	310	278
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/39	435	383
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/40	485	421
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,069
	Charlotte NC (Transit Project) COP	3.000%	6/1/39	3,685	3,247
	Charlotte NC (Transit Projects) COP	3.000%	6/1/41	4,060	3,469
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,662
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,319
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,193
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	2,960
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,254
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,771

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,011
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,489
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,735
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,309
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,204
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,916
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,200	2,187
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/41	2,155	2,379
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	3,955	4,303
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	6,435	6,971
Charlotte NC GO	5.000%	6/1/26	2,700	2,793
Charlotte NC GO	5.000%	7/1/29	2,350	2,586
Charlotte NC GO	5.000%	7/1/30	2,425	2,708
Charlotte NC GO	5.000%	7/1/33	1,325	1,533
Charlotte NC GO	5.000%	6/1/34	2,370	2,562
Charlotte NC GO	5.000%	7/1/37	2,250	2,566
Charlotte NC GO	5.000%	7/1/38	2,175	2,472
Charlotte NC GO	5.000%	7/1/41	4,425	4,945
Charlotte NC GO	5.000%	7/1/43	2,325	2,566
Charlotte NC Storm Water Revenue	5.000%	12/1/31	1,920	2,182
Charlotte NC Storm Water Revenue	5.000%	12/1/32	2,000	2,299
Charlotte NC Storm Water Revenue	5.000%	12/1/40	1,165	1,325
Charlotte NC Storm Water Revenue	5.000%	12/1/41	1,165	1,319
Charlotte NC Storm Water Revenue	5.000%	12/1/42	2,000	2,254
Charlotte NC Storm Water Revenue	5.000%	12/1/43	2,000	2,235
Charlotte NC Storm Water Revenue	5.000%	12/1/44	1,300	1,443
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/32	1,250	1,430
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/33	1,000	1,156
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/34	1,315	1,531
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/35	1,785	1,821
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	2,335	2,759
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/41	2,000	2,255
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/42	2,500	2,806
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/43	5,000	5,568
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	2,355	2,606
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	1,515	1,517
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	11,250	10,209
Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,600	3,641
Guilford County NC GO	3.000%	5/1/38	2,220	2,014
Guilford County NC GO	3.000%	5/1/39	2,220	1,983
Guilford County NC GO	4.000%	3/1/42	5,620	5,687
Guilford County NC GO	4.000%	3/1/43	3,335	3,361
Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,988	3,023
Mecklenburg County NC GO	5.000%	9/1/25	17,320	17,595
Mecklenburg County NC GO	5.000%	9/1/29	10,000	11,028
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,243
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,591
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,326
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,827
North Carolina Appropriations Revenue	5.000%	5/1/29	20,165	21,141
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	7,831
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	9,763
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,599
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	15,082
North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	10,000	10,050
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/43	6,135	6,120
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	11,620	11,618
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	12,280	13,147
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	488
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	296
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	470
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,331
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	797
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	314
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	371
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	956
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	2,870
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	567
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	1,001
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,488

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	658
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	508
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,774
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,532
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	626
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,206
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	904
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	1,550	1,543
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,183
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,838
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,087
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/28	365	366
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/29	310	310
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/29	135	135
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/34	395	410
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/44	1,815	1,879
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	1,067
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,288
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,681
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	1,819
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,056
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,008
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,161
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,925	4,136
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,700
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,392
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,631
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,034
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,441
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	3,780	4,029
[7]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	9,000	6,330
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	16,682
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	10,594
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	21,565
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,760
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,079
	Pender County NC Appropriations Revenue	5.000%	4/1/31	1,655	1,844
	Pender County NC Appropriations Revenue	5.000%	4/1/32	1,000	1,123
	Pender County NC Appropriations Revenue	4.000%	4/1/38	2,190	2,221
	Pender County NC Appropriations Revenue	4.000%	4/1/39	2,000	2,015
	Pender County NC Appropriations Revenue	4.000%	4/1/40	1,125	1,128
	Pender County NC Appropriations Revenue	4.000%	4/1/41	1,105	1,098
	Pender County NC Appropriations Revenue	4.000%	4/1/42	1,125	1,109
	Pender County NC Appropriations Revenue	4.000%	4/1/43	955	940
	Pender County NC Appropriations Revenue	4.000%	4/1/44	2,000	1,968
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,990
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	530	563
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,102
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,296	2,354
	Union County NC Enterprise System Water Revenue	3.000%	6/1/43	3,100	2,574
	Union County NC GO	5.000%	9/1/27	5,935	6,310
	Union NC Enterprise System County Water Revenue	3.000%	6/1/39	1,210	1,066
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,009
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,259
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,107
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,028
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,394
	Wake County NC GO	5.000%	5/1/29	14,190	15,573
	Wake County NC GO	5.000%	3/1/30	5,000	5,344
	Wake County NC GO	4.000%	6/1/42	3,455	3,497
	Wake County NC GO	4.000%	6/1/43	3,455	3,483
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,213
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,439
	Wilson NC Special Obligation Revenue	4.000%	10/1/40	1,175	1,172
	Wilson NC Special Obligation Revenue	4.000%	10/1/42	2,255	2,244
	Wilson NC Special Obligation Revenue	4.000%	10/1/43	1,430	1,417
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	501
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	528
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	560

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	844
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	871
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	627
					499,532
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	8,915	8,913
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,013
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,183
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,469
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	1,837
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,585
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	550	595
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,794
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	550	593
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,405
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	500	537
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	945
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	1,882
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	500	532
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	2,043
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	625	662
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	650	686
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	675	710
	Horace ND GO	5.000%	5/1/31	555	583
	Horace ND GO	5.000%	5/1/32	580	610
	Horace ND GO	4.500%	5/1/39	2,000	2,005
	Horace ND GO	4.750%	5/1/44	750	742
	Mandan Public School District No. 1 GO	5.000%	8/1/26	1,250	1,293
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/52	3,185	3,103
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	5,505	5,848
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,058
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,845
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,685	3,771
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,250	2,291
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	2,000	1,881
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,341
					63,755
Ohio (2.5%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,388
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	490	518
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,251
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	336
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,358
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,025	1,096
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	719
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,029
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	900	952
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	888
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	292
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,622
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,800	3,669
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,800	2,685
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	762
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,500	1,417
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	13,000	10,528
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	473
	Akron OH Income Tax Revenue	4.000%	12/1/28	775	789
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,031
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	901
	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,178
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	495
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	381
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,675
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	753
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,186
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	620
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	12,799
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,483
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	11,700

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,277
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,771
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	10,007
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,580
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	17,355
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,170	31,983
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/35	1,305	1,212
[2]	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/34	3,030	3,092
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,078
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,890
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,575
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,860
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/41	835	913
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/42	1,000	1,088
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/43	725	786
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/44	750	810
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,263
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,345
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	8,045	8,226
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	6,785	7,093
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,055	6,447
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	3,000	3,245
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/34	4,620	4,848
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35	3,000	3,141
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37	4,245	4,431
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	2,335	2,434
	Ashland City School District GO	3.000%	11/1/42	1,000	839
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,067
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,493
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	1,894
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	1,978
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,081
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,147
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,012
[2]	Brunswick City School District GO	0.000%	12/1/34	530	353
[2]	Brunswick City School District GO	0.000%	12/1/35	200	127
[2]	Brunswick City School District GO	0.000%	12/1/36	200	121
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,555	2,654
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,875	4,081
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,335	2,511
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,000	5,356
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,795	6,179
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,750	5,047
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,641
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	2,995
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,883
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	9,815	9,615
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	2,665	2,406
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,165	1,193
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,245	1,265
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,217
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	1,868
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,389
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,070
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,112
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	5,860
	Cincinnati OH GO	5.000%	12/1/27	845	902
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,094
	Cincinnati OH GO	4.000%	12/1/31	780	799
	Cincinnati OH GO	4.000%	12/1/32	800	817
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,065
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,340
[9]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/33	1,565	1,087
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,415
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,791
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,640
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,341
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,005
	Cleveland OH GO	4.000%	12/1/33	310	320
	Cleveland OH GO	4.000%	12/1/34	2,285	2,350

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH GO	4.000%	12/1/35	1,660	1,697
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	691
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	528
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	460
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	732
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	490
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	441
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	455
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	703
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	5,000	4,898
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/31	3,175	3,177
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/32	3,340	3,342
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	1,870	2,012
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/35	1,915	2,054
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/36	2,065	2,208
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/37	1,170	1,247
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39	2,400	2,540
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/40	2,525	2,705
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/41	2,660	2,838
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/42	2,805	2,982
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/30	200	218
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/31	200	220
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/34	300	327
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/39	400	402
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/41	400	396
[1]	Columbus City School District GO	0.000%	12/1/27	13,520	12,314
[1]	Columbus City School District GO	0.000%	12/1/29	11,170	9,500
	Columbus City School District GO	5.000%	12/1/30	5,110	5,265
[1]	Columbus City School District GO, ETM	0.000%	12/1/27	540	491
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,111
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,562
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	2,025	2,002
	Columbus OH GO	4.000%	4/1/26	16,170	16,437
	Columbus OH GO	5.000%	4/1/29	11,010	11,687
	Columbus OH GO	5.000%	4/1/31	3,675	4,129
	Columbus OH GO	5.000%	4/1/39	7,950	8,468
	Columbus OH GO	5.000%	4/1/40	5,050	5,370
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	10,310	10,597
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/32	3,420	3,515
	Columbus State Community College GO	3.000%	12/1/36	1,110	996
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,569
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,230
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	1,085	1,142
	Copley-Fairlawn City School District GO	5.000%	12/1/40	550	574
	Copley-Fairlawn City School District GO	5.000%	12/1/41	820	854
	Copley-Fairlawn City School District GO	5.000%	12/1/42	1,000	1,038
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,023
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,337
	Cuyahoga County OH GO	3.000%	12/1/33	2,460	2,301
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,071
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,041
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	2,931
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,003
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,347
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,521
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	16,807

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/25	440	442
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/27	625	636
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/28	835	853
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/31	1,505	1,529
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	665	674
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/34	1,000	1,009
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/36	1,360	1,367
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/37	640	642
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/38	1,635	1,635
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,019
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/31	4,980	5,534
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	5,325	5,968
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/33	5,680	6,413
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/40	5,800	6,414
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/41	5,900	6,492
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,056
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	8,650
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,012
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,012
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,012
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,191
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,146
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,764
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,101
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,845
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,239
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,635
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	475	459
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,062
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,059
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,585
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,431
	Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,275
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	4,965	5,180
[13]	Freddie Mac Pool	3.400%	3/1/38	9,971	9,456
[13]	Freddie Mac Pool	3.700%	9/1/38	6,711	6,324
[13]	Freddie Mac Pool	3.350%	10/1/38	14,810	13,959
[13]	Freddie Mac Pool	3.450%	7/1/40	9,929	9,168
[13]	Freddie Mac Pool	3.900%	7/1/40	5,777	5,612
[13]	Freddie Mac Pool	3.400%	11/1/40	4,041	3,676
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,257
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	920	962
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	907
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	983
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,392
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	980
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,080	4,396
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	11,938
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,079
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,086
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,439
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,135
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,378
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,415
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,537
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,139
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,687
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,406
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,121
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,612
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	13,809
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,126

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	705
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	765	760
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,816
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,659
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	1,325	1,333
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	1,500	1,596
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/29	1,920	2,112
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/32	500	569
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/31	3,310	3,399
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/33	3,040	3,096
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/35	1,175	1,189
	Kings Local School District GO	5.000%	12/1/41	2,085	2,264
	Kings Local School District GO	5.000%	12/1/42	2,215	2,391
	Kings Local School District GO	5.000%	12/1/43	2,340	2,511
	Kings Local School District GO	5.000%	12/1/44	1,000	1,072
	Lake County OH GO	5.000%	12/1/36	1,100	1,178
	Lake County OH GO	5.000%	12/1/37	645	689
	Lake County OH GO	5.000%	12/1/38	1,065	1,135
	Lake County OH GO	5.000%	12/1/39	750	798
	Lake County OH GO	5.000%	12/1/40	1,000	1,061
	Lake County OH GO	5.000%	12/1/41	1,000	1,058
	Lake County OH GO	5.000%	12/1/42	1,185	1,250
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,707
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,184
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,282
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,766
[6]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	19,335	20,573
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	836
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,231
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,567
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,563
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,371
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,627
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	2,999
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,803
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	1,095
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,088
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	351
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	5,788
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	10,768
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	11,255
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	8,934
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	12,169
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	804
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,582
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,219
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	804
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	12,806
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	464
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	4,409
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	779
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	15,872
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	478
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	15,883
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	508
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	6,141
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	6,590	5,426
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	378
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,420	2,216
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/29	470	504
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/30	375	404
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/31	405	439
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/32	595	649
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/33	680	743
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/34	1,000	1,096
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/35	650	710
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/36	650	707
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/37	510	553
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/38	575	621
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/40	500	545

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/41	500	542
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/42	500	540
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/43	500	537
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/44	500	533
North Ridgeville City School District GO	5.000%	12/1/41	1,825	1,920
North Ridgeville City School District GO	5.000%	12/1/42	2,285	2,399
North Ridgeville City School District GO	5.000%	12/1/43	1,340	1,403
North Ridgeville City School District GO	5.000%	12/1/44	1,070	1,119
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/32	5,000	5,716
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/33	2,500	2,875
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/34	3,000	3,476
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,773
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/35	2,330	2,682
Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	13,150
Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Company Project) PUT	4.000%	6/1/27	9,725	9,853
Ohio GO	5.000%	8/1/26	25,360	26,312
Ohio GO	5.000%	9/1/26	10,000	10,397
Ohio GO	5.000%	2/1/27	11,595	11,890
Ohio GO	5.000%	5/1/27	5,045	5,199
Ohio GO	5.000%	9/15/27	2,410	2,563
Ohio GO	5.000%	3/1/31	7,840	8,201
Ohio GO	5.000%	5/1/31	1,335	1,346
Ohio GO	5.000%	3/1/32	8,230	8,598
Ohio GO	5.000%	3/1/33	8,645	9,023
Ohio GO	5.000%	5/1/33	3,000	3,186
Ohio GO	5.000%	6/15/33	16,465	16,827
Ohio GO	5.000%	3/1/34	9,075	9,464
Ohio GO	5.000%	5/1/34	3,250	3,440
Ohio GO	5.000%	3/1/35	8,530	8,888
Ohio GO	5.000%	5/1/35	9,525	9,930
Ohio GO	5.000%	6/15/35	19,795	20,217
Ohio GO	5.000%	3/1/36	10,005	10,411
Ohio GO	5.000%	6/15/36	18,000	18,367
Ohio GO	5.000%	3/1/37	10,505	10,917
Ohio GO	5.000%	5/1/37	10,000	10,396
Ohio GO	5.000%	3/1/38	9,030	9,371
Ohio GO	3.000%	6/15/39	2,500	2,202
Ohio GO	5.000%	6/15/39	3,000	3,196
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	23,362
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	9,772
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	24,006
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,015	1,048
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	16,312
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	383
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	479
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,331
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	595
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,585
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	966
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	11,350	12,733
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,885	1,968
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,655
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	7,878
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,263
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,175	4,334
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	16,090	18,362
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,272
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,273
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	3,176
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,054
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,245	1,326
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,833
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,103
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,619
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,189
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,451
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	2,000	1,971
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	983
Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/28	10,500	10,282

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/1/24	1,800	1,800
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/34	1,200	1,284
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,592
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,600
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,830
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	5,150
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,532
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	2,400	2,150
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/38	1,055	995
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/39	1,105	1,034
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/40	1,225	1,134
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/41	1,275	1,167
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/37	2,500	2,154
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/27	140	146
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/28	180	190
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/29	170	181
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/30	270	290
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/31	280	303
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/33	950	1,035
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/35	2,260	2,462
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/37	1,000	1,083
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/38	2,030	2,192
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/39	1,755	1,888
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/41	695	740
[6]	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/44	1,800	1,866
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,209
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,382
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/36	2,907	2,729
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,860	2,804
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	12,510	13,225
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,000	4,391
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	1,595	1,594
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	6,435	6,345
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,667
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,702
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,323
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,087
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,488
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,260
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,521
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,380
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,282
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/32	4,000	4,552
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/33	4,000	4,575
	Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,357
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,104
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,178
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,218
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	14,254
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	10,506
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	4,450	2,913
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	17,875
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,212
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	7,726
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	16,390	8,742
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	4,230	1,934
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/43	17,500	18,126
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	10,101
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	5,887
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	15,075
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	19,115
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	10,998
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	10,573
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	13,125	13,863

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	6,000	6,332
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	14,480	15,456
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	13,000	13,700
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	4,480	4,826
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	25,972
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	8,360	9,087
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	20,000	22,932
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/38	4,000	4,065
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	1,500	1,659
	Ohio Water Development Authority Water Revenue	5.000%	12/1/41	1,500	1,652
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	1,625	1,783
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	7,900	8,791
	Ohio Water Development Authority Water Revenue	5.000%	12/1/43	7,000	7,755
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	6,875	7,566
	Ohio Water Development Authority Water Revenue	5.000%	12/1/45	4,440	4,871
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/39	1,000	1,100
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/40	1,500	1,659
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/40	1,000	1,094
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/41	1,470	1,611
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/41	1,000	1,089
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/42	2,590	2,827
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/42	1,500	1,627
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/43	2,720	2,946
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/43	1,550	1,674
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/44	2,360	2,548
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/44	1,375	1,481
	Princeton City School District GO	0.000%	12/1/41	1,065	499
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,134
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.500%	12/1/43	3,300	3,565
	Toledo OH GO	4.000%	12/1/35	1,200	1,226
[2]	University of Akron College & University Revenue	5.000%	1/1/30	1,085	1,176
	University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,176
	University of Cincinnati College & University Revenue	5.000%	6/1/31	685	745
	University of Cincinnati College & University Revenue	5.000%	6/1/32	560	630
	University of Cincinnati College & University Revenue	5.000%	6/1/33	1,000	1,133
	University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,237
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,274
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,705
	University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,037
	University of Cincinnati College & University Revenue	5.000%	6/1/40	1,125	1,242
	University of Cincinnati College & University Revenue	5.000%	6/1/41	1,900	2,085
	University of Cincinnati College & University Revenue	5.000%	6/1/41	2,225	2,441
	University of Cincinnati College & University Revenue	5.000%	6/1/42	11,780	12,855
	University of Cincinnati College & University Revenue	5.000%	6/1/42	2,335	2,548
	University of Cincinnati College & University Revenue	5.000%	6/1/43	5,975	6,495
	University of Cincinnati College & University Revenue	5.000%	6/1/43	2,450	2,663
	University of Cincinnati College & University Revenue	5.000%	6/1/44	3,100	3,360
[4]	University of Toledo College & University Revenue TOB VRDO	4.250%	11/1/24	17,330	17,330
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,212
	Worthington City School District GO	5.000%	12/1/38	700	778
	Worthington City School District GO	5.000%	12/1/39	1,000	1,108
					1,923,049
Oklahoma (0.4%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/39	800	880
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/40	1,160	1,269
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/44	3,930	3,846
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	797
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,788
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	7,987
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	4,195	4,626
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	6,000	6,578
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	4,500	4,976
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	4,000	4,368
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	4,000	4,404
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,527
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,076
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,388
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,143
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,117

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,209
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,562
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,335
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,404
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,472
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,325
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	3,085	3,118
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,024
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,518
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,509
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	17,165	17,192
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/28	235	244
	Oklahoma City OK GO	5.000%	3/1/28	3,080	3,304
	Oklahoma City OK GO	4.000%	3/1/30	1,900	1,935
	Oklahoma City OK GO	4.000%	3/1/38	5,800	5,920
	Oklahoma City OK GO	4.000%	3/1/39	5,800	5,869
	Oklahoma City OK GO	4.000%	3/1/40	5,800	5,841
	Oklahoma City OK GO	4.000%	3/1/42	5,800	5,732
	Oklahoma City OK GO	4.000%	3/1/44	5,820	5,622
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	3,600	3,719
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	1,850	1,911
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	2,500	2,582
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/37	1,000	1,116
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/38	1,000	1,109
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/39	1,150	1,264
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/40	1,500	1,639
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/41	2,000	2,173
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/42	1,500	1,622
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/44	1,850	1,986
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/45	1,000	1,073
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,024
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,811
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,828
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,463
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,134
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,292
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,136
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,839
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	8,710	8,948
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/37	3,000	3,124
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	18,475	18,820
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	5,000	5,543
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/32	6,000	6,715
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	6,485	7,320
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/34	1,000	1,137
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	417
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,521
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	3,779
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,069
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	480
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	984
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	939
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	437
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	418
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,196
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,601
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,715
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,473

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/31	210	237
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/32	280	313
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/33	345	384
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/34	425	472
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/35	305	338
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/36	375	414
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/37	335	369
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/38	450	494
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/39	330	361
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.250%	10/1/44	7,300	7,952
	Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	4,106
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/36	1,745	1,382
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/36	1,000	1,031
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/43	7,000	6,942
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/43	1,575	1,737
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/44	1,665	1,830
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/27	2,350	2,411
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,005
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	354
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,147
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	6,172
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/38	1,245	1,266
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/39	1,690	1,709
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	981
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	10,958
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,514
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,009
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,031
					315,181
Oregon (1.0%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/35	1,000	1,056
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/36	1,000	1,054
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/37	1,000	1,052
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,103
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,103
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	1,000	1,033
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,315
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	807
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,058
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	12,461
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	17,120	17,827
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/38	14,600	8,004
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/42	1,000	1,100
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/43	1,165	1,277
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/44	760	830
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/45	1,825	1,988
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,162
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,361
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	567
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	595
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,179
	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	591
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	797
	Forest Grove OR College & University Revenue (Pacific University Project)	5.000%	5/1/30	550	552
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	638
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	646
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	950	1,033
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,084
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	702
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	862
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,343
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,604
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,841
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,343
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	13,075
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/37	5,000	5,212
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	9,587
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/33	5,350	5,099
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,671

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	11,038
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/40	6,820	7,533
Multnomah County OR School District No. 40 GO	0.000%	6/15/37	1,000	591
Multnomah County OR School District No. 40 GO	0.000%	6/15/38	750	417
Multnomah County School District No. 40 GO	0.000%	6/15/31	2,000	1,588
Multnomah County School District No. 40 GO	0.000%	6/15/32	1,715	1,307
Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/45	2,000	2,108
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/26	705	727
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	2,675	2,797
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/35	2,750	2,872
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/36	4,285	4,857
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	4,365	4,546
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	3,590	4,057
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	2,500	2,797
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	3,890	4,331
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/42	9,000	9,939
Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/42	1,495	1,661
Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/43	1,105	1,219
Oregon (Articale XI-Q State Projects) GO	5.250%	5/1/44	3,100	3,498
Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,771
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/32	2,000	2,270
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/33	2,500	2,857
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/34	1,125	1,296
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	19,226
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	16,220
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	5,605	6,021
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	17,030	18,379
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	5,034
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	22,304
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,501
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/32	8,000	9,143
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/33	20,000	22,973
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	61,670	71,323
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,350	5,947
Oregon GO	4.000%	8/1/33	1,700	1,723
Oregon GO	4.000%	12/1/38	2,000	2,038
Oregon GO	5.000%	8/1/39	1,175	1,254
Oregon GO	5.000%	6/1/40	2,550	2,850
Oregon GO	5.250%	6/1/42	3,000	3,420
Oregon GO	5.250%	6/1/43	3,000	3,406
Oregon GO	5.500%	12/1/53	5,845	6,259
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	2,046
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	1,955	1,942
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Fields Apartments Project)	3.930%	10/1/36	3,876	3,669
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/36	1,000	779
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/53	7,210	7,724
Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	14,925	15,048
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	600
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	756
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	706
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	705
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,007
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,107
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,288
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,207
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	16,451
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,178
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,073
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,812
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,027
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,502
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,421
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,103
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,781

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,045
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	300	314
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/29	600	633
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/30	750	795
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/35	1,220	1,276
	Oregon State Lottery Revenue	5.000%	4/1/30	4,705	4,940
	Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,292
	Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,699
	Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,181
	Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,296
	Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,711
	Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,297
	Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,174
	Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,740
	Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,140
	Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,420
[6]	Oregon State University College & University Revenue	5.000%	4/1/45	6,000	6,351
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,208
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,504
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/38	1,745	1,565
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/39	2,695	2,372
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,672
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,400
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,597
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,290
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,087
	Port of Morrow OR GO	4.000%	12/1/38	1,455	1,409
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,739
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,030
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,201
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,025
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	10,632
	Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,519
	Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,284
	Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,322
	Portland OR (Portland Building Project) GO	5.000%	6/15/38	6,880	7,228
	Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	5,290
	Portland OR (Portland Building Project) GO	5.000%	6/15/40	2,000	2,093
	Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,821
	Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	3,221
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	263
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	315
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	255
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	191
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	195
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	180
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	911
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/31	300	321
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/37	2,280	2,406
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,598
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	16,292
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	13,137
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	10,516
	Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,110
	Seaside School District No. 10 GO	5.000%	6/15/34	3,475	3,623
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,082
	Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,599
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/39	1,665	1,689
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	5,740
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,320
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/35	4,000	4,187
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/37	4,205	4,388
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/39	4,475	4,750
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Prere.	5.000%	6/15/27	795	837
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,148

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,560	11,012
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	12,620
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,407
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	5,500	3,010
					734,557
Pennsylvania (4.7%)
[4]	Abington Pennsylvania School District GO TOB VRDO	4.050%	11/1/24	11,225	11,225
	Abington School District GO	4.000%	10/1/38	5,000	5,010
	Abington School District GO	4.000%	10/1/39	2,500	2,500
	Adams County General Authority College & University Revenue	5.000%	8/15/33	1,100	1,174
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	924
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	965
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	682
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	528
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,000	1,963
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	8,793
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	15,611
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	15,284
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,502
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	8,937
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,349
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,110	6,539
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	11,442
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	10,000	10,376
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	8,769
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,569
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,195
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,803
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	4,889
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,778
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,095	2,088
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	14,500	13,897
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,317
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	1,510	1,510
	Allegheny County PA GO	5.000%	11/1/29	12,065	12,486
	Allegheny County PA GO	5.000%	11/1/43	2,250	2,348
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/30	350	388
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/31	540	605
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/33	1,000	1,136
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	851
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/34	750	847
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	409
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,212
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	750	849
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	688
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/36	625	700
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	610
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/37	860	960
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	760
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/38	1,000	1,111
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/39	705	782
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	417
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,256
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,000	1,105
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/41	16,380	16,478
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/42	3,280	3,598
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/43	1,245	1,361
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/44	3,195	3,168
[2]	Allentown City School District GO	5.000%	2/1/29	3,150	3,328
[2]	Allentown City School District GO	5.000%	2/1/30	4,275	4,565
[2]	Allentown City School District GO	5.000%	2/1/33	5,000	5,287
[2]	Allentown City School District GO	5.000%	6/1/33	1,545	1,577
[2]	Allentown City School District GO	5.000%	6/1/34	2,000	2,042
[2]	Allentown City School District GO	4.000%	2/1/35	2,500	2,481
[2]	Allentown City School District GO	5.000%	2/1/37	2,550	2,680
[2]	Allentown City School District GO	5.000%	6/1/37	1,500	1,528
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	1,450	1,534
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	1,450	1,545
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	2,830	3,027

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	3,345	3,595
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	2,550	2,732
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,915	2,041
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	2,700	2,869
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	1,000	1,059
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,010	10,343
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	3,460	3,543
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,235	2,290
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	6,260	6,374
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	7,565	7,648
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,000	1,014
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	7,515	7,462
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	20,670	20,717
[2]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,410
[2]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,469
[2]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,506
[6]	Bellefonte Area School District GO	5.000%	5/15/42	1,365	1,464
[6]	Bellefonte Area School District GO	5.000%	5/15/43	2,215	2,366
[6]	Bellefonte Area School District GO	5.000%	5/15/44	2,000	2,131
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	470	401
[1]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,041
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,813
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,542
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/35	6,035	5,893
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/36	1,055	1,121
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/38	1,160	1,228
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/42	1,410	1,460
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/43	1,480	1,528
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/44	1,555	1,599
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/24	425	425
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	445	446
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	475	480
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	585	596
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/28	785	801
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/29	825	844
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/31	1,825	1,858
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/32	1,915	1,943
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	307
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,333
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	2,055	2,102
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,835
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,525
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,267
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,365
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,262
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,045
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	608
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,060
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,856
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	1,948
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,032
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,132
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,604
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,338
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,667
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,411
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,182
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	985
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,398
[4]	Chester County IDA Charter School Aid Revenue	4.000%	10/1/39	1,325	1,271
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/32	1,820	1,998
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/33	2,960	3,239
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/34	3,110	3,390
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/35	3,265	3,545
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/36	3,430	3,715
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,504
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,487
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,708
[1]	Coatesville School District GO	5.000%	8/1/25	4,045	4,093
[2]	Coatesville School District GO	0.000%	10/1/34	1,530	1,002

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Coatesville School District GO	0.000%	10/1/36	4,000	2,368
[2]	Coatesville School District GO	4.250%	11/15/39	10,195	10,289
	Colonial School District GO	5.000%	2/15/36	1,000	1,039
	Colonial School District GO	5.000%	2/15/37	1,015	1,053
	Colonial School District GO	5.000%	2/15/38	1,560	1,618
	Colonial School District GO	5.000%	2/15/39	1,350	1,398
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,061
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	998
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	1,000	1,050
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,068
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,085
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	8,733
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,666
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	13,031
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,255
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,183
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	1,971
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,600	6,925
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	4,947
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,225	2,261
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	38,855	39,724
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	15,000	15,570
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	25,397
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	15,939
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,039
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	35,000	37,724
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,276
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	25,000	25,410
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	10,012
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,106
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	35,000	38,816
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	20,390	22,882
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	42,000	42,237
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	25,000	28,350
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	40,866
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	43,851
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,335
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	22,000	24,791
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	40,306
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	7,870	7,318
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	32,500	36,474
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	14,197
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	6,198
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	8,089
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	17,666
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,300
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	7,334
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	8,086
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	20,733
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	19,792
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	13,500	13,547
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	14,695	14,694
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	17,950	17,777
	Conestoga Valley School District GO	4.000%	2/1/32	325	332
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	1,933
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,145
	Conestoga Valley School District GO	4.000%	2/1/39	640	644
	Conestoga Valley School District GO	4.000%	2/1/40	750	752
	Council Rock School District GO	2.000%	8/15/40	3,730	2,570
	Council Rock School District GO	2.000%	8/15/41	2,645	1,789
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,550	1,663
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,034
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,000	1,731
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,155	6,860
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.000%	10/15/30	2,800	2,461
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.000%	10/15/34	1,900	1,572
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.125%	10/15/41	3,000	2,214

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,563
	Dauphin County PA GO	5.000%	11/15/41	1,730	1,881
	Dauphin County PA GO	5.000%	11/15/42	3,880	4,198
	Dauphin County PA GO	5.000%	11/15/43	2,000	2,153
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,426
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,014
	Delaware County PA GO	5.000%	8/1/37	345	386
	Delaware County PA GO	5.000%	8/1/38	460	511
	Delaware County PA GO	5.000%	8/1/42	1,475	1,598
	Delaware County PA GO	5.000%	8/1/43	1,850	1,999
	Delaware County PA GO	5.000%	8/1/44	1,390	1,496
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,270	3,410
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,132
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,643
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	6,100	5,482
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	2,000	2,084
[14]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	4,625	4,991
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,005
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,050	3,133
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	2,950	3,023
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,083
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,607
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,038
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,125
	East Lycoming School District GO	4.000%	9/15/40	1,000	1,004
	Easton Area School District GO	4.000%	4/1/30	2,300	2,300
	Easton Area School District GO	5.000%	2/1/31	1,580	1,679
	Exeter Township School District GO, Prere.	4.000%	5/15/27	3,090	3,177
[2]	Fairview School District GO	3.000%	9/15/34	650	598
[2]	Fairview School District GO	3.000%	9/15/36	500	455
[2]	Fairview School District GO	3.000%	9/15/37	500	447
[2]	Fairview School District GO	3.000%	9/15/38	1,000	875
[13]	Freddie Mac Pool	3.300%	8/1/39	25,900	23,824
[2]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,224
[2]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,665
[2]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,234
[2]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,061
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,665	6,097
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	17,175	17,037
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	3,220	3,321
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	27,795	29,950
[1]	Harrisburg School District GO	5.000%	11/15/26	4,560	4,751
[1]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,495
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,683
[1]	Hempfield Area School District GO	5.000%	3/15/42	14,000	15,009
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	839
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	472
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	450
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	6,977
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,479
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,432
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,082
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,077
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	844
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,263
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,312
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,500	2,617
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,043
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (St. Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,554
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,740	6,928
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	3,033
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	4,941
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/29	985	1,007
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/30	400	407
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/31	500	507
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/25	195	196

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/26	165	169
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/27	200	207
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/28	200	210
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/29	190	202
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/30	200	215
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/31	210	228
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/32	310	339
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/33	400	439
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/34	425	467
[2]	Lancaster PA GO	5.000%	11/1/34	1,890	2,083
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	166
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	207
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	390
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	395
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	226
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	205
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	220
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,655	3,608
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,485	5,408
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	10,485	10,301
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/44	7,000	6,844
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,187
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	539
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,576
[1]	Luzerne County PA GO	5.000%	12/15/25	500	511
[1]	Luzerne County PA GO	5.000%	12/15/25	400	409
[1]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,039
[1]	Luzerne County PA GO	5.000%	12/15/26	500	519
[1]	Luzerne County PA GO	5.000%	12/15/27	500	528
[1]	Luzerne County PA GO	5.000%	12/15/27	500	528
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,099
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	694
	Manheim Central School District GO	4.000%	5/1/36	825	831
	Manheim Central School District GO	4.000%	5/1/37	750	751
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,708
	Manheim Central School District GO	4.000%	5/1/40	2,475	2,473
	Manheim Central School District GO	4.000%	5/1/41	400	402
[2]	Middletown Area School District GO	5.000%	3/1/39	1,670	1,799
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,183
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	520	568
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,323
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	901
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	1,005
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	1,962
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,103
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,255
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,261
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	7,590
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,205
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,000	1,078
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,147
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	3,000	2,996
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	2,875	2,865
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	3,250	3,231
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	2,119
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	3,035
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	2,175
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,093
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,131
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	3,120	3,326
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,618
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	4,775
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	4,790	5,061

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	2,971
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	1,968
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,473
	Montgomery County PA GO	5.000%	10/1/39	6,165	6,769
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/34	5,125	5,016
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/27	1,385	1,427
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/28	1,455	1,499
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	400	394
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	7,840	7,860
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	7,435	7,458
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,350	8,376
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,850	3,862
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,500	3,511
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	9,055	9,083
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	6,785	6,981
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	39,865	40,673
[1]	Montour School District GO	5.000%	4/1/32	3,245	3,288
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,121
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	10,425	8,331
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/32	1,515	1,596
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/33	1,145	1,202
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/34	1,000	1,049
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/35	1,000	1,045
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/36	1,250	1,301
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/37	2,420	2,509
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,047
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,037
	North Allegheny School District GO	4.000%	5/1/36	760	773
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/33	2,000	2,292
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	7,000	8,082
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,269
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,347
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	7,920
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,331
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	9,694
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,148
	Penn Delco School District GO	3.000%	6/1/32	600	574
	Penn Delco School District GO	3.000%	6/1/33	600	566
	Penn Delco School District GO	3.000%	6/1/34	830	766
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.000%	1/1/42	1,550	1,507
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.125%	1/1/43	1,000	981
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.125%	1/1/44	1,500	1,475
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/38	700	794
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/39	700	790
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/40	700	786
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/43	1,000	1,105
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/44	1,325	1,460
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,013
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,267
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,039
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,513
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,709
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,382
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,545
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	10,554
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,005
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	377

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,300
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,450
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,495
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,734
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	450	492
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	525	575
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,200	2,304
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	12,973
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,411
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,177
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	5,000	5,506
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,280
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	10,004
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	1,980
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	4,974
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,407
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	3,974
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,696
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,400	1,404
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	1,980
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,511
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,928
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	4,116
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,274
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,195	1,139
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/27	3,010	3,210
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/26	12,845	12,159
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Company Project)	3.000%	4/1/39	10,000	8,558
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,338
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,611
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,439
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,082
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,142
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,023
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	7,110	7,163
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	8,370	8,428
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,003
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	9,950	10,588
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	5,640	5,982
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	11/1/40	4,415	4,889
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	11/1/41	8,000	8,801
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	11/1/42	3,575	3,413
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	11/1/43	5,000	5,454
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	11/1/44	6,000	6,519
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	4,000	4,091
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/32	1,280	1,363
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/33	1,505	1,608
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,156
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,587
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,280	1,332
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,031
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,258
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,236
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,217
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,568
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	533
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	107
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,876
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	539
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	1,874
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,611
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,371
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,270
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	7,415	7,164
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	11,665
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	10,246
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/41	2,440	2,397

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	10,665	11,174
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/44	10,000	10,047
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	255	254
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,015	7,871
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	3,880	3,759
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	10,775	10,926
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,195	6,423
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	31,175	33,007
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,232	9,826
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	7,375	8,042
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	10,125	11,058
[4,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	8,997	8,997
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,220
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,186
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,857
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,702
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,701
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,388
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,580
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	5,310	5,883
	Pennsylvania State University College & University Revenue	5.000%	9/1/43	4,640	5,119
	Pennsylvania State University College & University Revenue	5.000%	9/1/44	2,505	2,755
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	36,581
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	36,141
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,499
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,435
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,336
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,349
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,297
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,863
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	9,829
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	3,648
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,551
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,060
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	7,867
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,417
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,408
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	2,965
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	2,979
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,299
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	6,795	7,060
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,458
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,262
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	18,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	10,000	11,195
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,510
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,170
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	20,000	22,707
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	12,030	13,556
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,785
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	7,622
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,702
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,500	9,644
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,730
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,368
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,340	1,342
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	8,305	9,297
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	20,000	22,840
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,310
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	3,000	3,116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,364
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	6,695	7,468
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,500	1,575
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,060
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	16,125

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,471
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	2,000	2,225
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,573
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	13,512
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,613
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,519
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,114
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,100	1,218
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,670
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,837
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	2,016
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	5,396
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,370	1,514
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,767
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	2,013
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,425	1,569
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,000	4,463
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	1,996
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,415	6,402
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,750	1,915
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,290	5,873
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	880	973
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	847
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,533
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	3,740	4,134
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	11,000	12,158
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,770	1,941
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,725	2,698
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,200	2,176
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,567
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,950	3,247
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	10,050	11,061
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,550	1,697
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,000	1,054
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,945	3,230
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,538
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	1,924
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,970
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	5,040
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	4,395	4,406
[4]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	4.200%	11/1/24	3,400	3,400
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,565
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,815
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,548
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,089
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,651
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,125	1,244
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,360	1,504
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,104
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	2,355	2,625
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	2,000	2,229
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,203
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,825	2,049
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	2,500	2,806
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	2,988
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,175
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,657
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,625	5,215
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	799
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,451
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	3,970
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,360	1,511
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,136
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	2,000	2,185
[7]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/43	2,140	2,382
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	5,949
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	15,382
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,082
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,670	3,775

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,382
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	5,000	5,118
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,552
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	7,000	7,131
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,890
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,079
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,976
[4]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/34	1,885	1,889
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	1,725	1,772
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	4.000%	6/15/29	650	635
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/32	2,005	2,021
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.000%	6/15/32	340	352
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/42	750	755
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/39	750	738
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	685	704
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	627
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/28	420	433
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/29	220	227
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/30	145	149
	Philadelphia IDA College & University Revenue	5.000%	4/1/25	7,925	7,980
	Philadelphia IDA College & University Revenue	5.000%	4/1/27	6,750	6,795
	Philadelphia IDA College & University Revenue	5.000%	4/1/28	3,525	3,548
	Philadelphia IDA College & University Revenue	5.000%	11/1/28	2,455	2,584
	Philadelphia IDA College & University Revenue	5.000%	4/1/29	2,500	2,515
	Philadelphia IDA College & University Revenue	5.000%	11/1/29	2,730	2,904
	Philadelphia IDA College & University Revenue	5.000%	11/1/30	4,275	4,529
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,650	2,803
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,850	3,013
	Philadelphia IDA College & University Revenue	5.000%	4/1/33	2,705	2,718
	Philadelphia IDA College & University Revenue	5.000%	11/1/33	5,250	5,536
	Philadelphia IDA College & University Revenue	5.000%	4/1/34	3,250	3,266
	Philadelphia IDA College & University Revenue	5.000%	4/1/35	7,135	7,168
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,750	2,752
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	1,145	1,150
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,875	1,865
	Philadelphia IDA College & University Revenue	4.000%	11/1/39	8,160	7,917
	Philadelphia IDA College & University Revenue	4.000%	11/1/40	8,715	8,408
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	325	338
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	355
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	525
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,185	1,295
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,253
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,050
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	1,969
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	3,963
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,845
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	6,179
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,066
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,339
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/32	1,250	1,319
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/31	630	640
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	5,896
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	11,229
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,474
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,469
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,269
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	9,047
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	9,160	9,168
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,993
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,000	4,955
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,054
	Philadelphia PA GO	5.000%	8/1/34	2,640	2,740
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,418
	Philadelphia PA GO	4.000%	5/1/38	7,045	7,196
	Philadelphia PA GO	4.000%	5/1/39	1,775	1,804
	Philadelphia PA GO	4.000%	5/1/40	12,800	12,967
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,435
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,223
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,102
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,680

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	1,911
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	4,896
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	6,206
[6,7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/31	13,285	14,807
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	6,014
[6,7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/32	7,220	8,104
[6,7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/33	6,000	6,766
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,357
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	6,387
[6,7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/34	6,880	7,827
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,178
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/35	1,315	1,459
[6,7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/35	5,000	5,707
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	4,262
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,083
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	14,561
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/36	1,350	1,492
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,692
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	1,737
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	15,277
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,682
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	1,819
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	13,537
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	263
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,915
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	4,947
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	14,064
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,378
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/39	3,860	4,222
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	5,988
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,389
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	2,935
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/40	4,535	4,947
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	8,483
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,377
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,446
[6,7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/41	2,285	2,507
[6,7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/42	3,150	3,436
[6,7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/43	2,910	3,161
[6,7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/44	3,250	3,518
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,100	1,161
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,260	2,411
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	2,665	2,835
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,810	1,931
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	6,615	7,194
	Pittsburgh PA GO	5.000%	9/1/41	375	407
	Pittsburgh PA GO	5.000%	9/1/43	525	565
[1]	Pittsburgh School District GO	4.000%	9/1/37	2,305	2,337
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,082
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	594
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,881
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,139
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,431
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,400
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,126
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,960	3,107
[1,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	4.220%	11/1/24	31,815	31,815
[1]	Reading School District GO	5.000%	3/1/26	1,235	1,266
[1]	Reading School District GO	5.000%	3/1/36	1,250	1,290
[2]	Ridley School District GO	3.000%	11/15/38	3,820	3,446
[1]	River Valley PA School District GO	4.000%	3/15/29	1,470	1,514
[1]	River Valley PA School District GO	4.000%	3/15/30	1,610	1,663
[1]	River Valley PA School District GO	4.000%	3/15/31	1,670	1,728
[1]	River Valley PA School District GO	4.000%	3/15/32	1,740	1,794
[1]	River Valley PA School District GO	4.000%	3/15/34	1,880	1,918
[1]	River Valley PA School District GO	4.000%	3/15/35	1,955	1,991
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,072
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	1,880
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,737
	Rose Tree Media School District GO	5.000%	4/1/29	700	719

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	School District of Philadelphia GO	5.000%	9/1/25	19,955	20,229
	School District of Philadelphia GO	5.000%	9/1/26	2,295	2,329
	School District of Philadelphia GO	5.000%	9/1/26	6,925	7,146
	School District of Philadelphia GO	5.000%	9/1/29	2,010	2,166
	School District of Philadelphia GO	5.000%	9/1/30	3,225	3,443
	School District of Philadelphia GO	5.000%	9/1/31	3,000	3,181
	School District of Philadelphia GO	5.000%	9/1/32	2,100	2,122
	School District of Philadelphia GO	5.000%	9/1/32	4,425	4,704
	School District of Philadelphia GO	5.000%	9/1/33	1,500	1,589
	School District of Philadelphia GO	4.000%	9/1/36	2,960	2,984
	School District of Philadelphia GO	5.000%	9/1/36	1,000	1,043
	School District of Philadelphia GO	5.250%	9/1/36	1,000	1,117
	School District of Philadelphia GO	5.000%	9/1/37	1,000	1,043
	School District of Philadelphia GO	5.250%	9/1/37	2,000	2,252
	School District of Philadelphia GO	5.250%	9/1/38	1,400	1,573
	School District of Philadelphia GO	4.000%	9/1/39	4,520	4,521
	School District of Philadelphia GO	5.250%	9/1/39	5,000	5,597
	School District of Philadelphia GO	5.250%	9/1/39	2,170	2,429
	School District of Philadelphia GO	5.250%	9/1/40	11,665	13,008
	School District of Philadelphia GO	5.250%	9/1/40	2,285	2,548
	School District of Philadelphia GO	5.000%	9/1/44	2,000	2,084
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,520
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,751
	Scranton PA School District GO	5.000%	12/1/31	1,730	1,849
	Scranton PA School District GO	4.000%	12/1/41	1,750	1,725
	Scranton PA School District GO	4.125%	12/1/43	1,450	1,428
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,025
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,172
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,079
[19]	Shaler Area PA School District GO	0.000%	9/1/31	5,000	3,810
[19]	Shaler Area PA School District GO	0.000%	9/1/32	6,195	4,517
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/25	1,030	1,032
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/26	880	895
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,117
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,469
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/34	790	856
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/39	1,000	986
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/40	1,000	975
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	32,414
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	15,726
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	8,440	8,696
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	8,652
[1]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	623
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,393
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,563
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,678
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,090
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,601
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,284
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/40	1,930	2,147
[1]	Trinity Area School District GO	4.000%	11/1/37	600	606
[1]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,750
[1]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,760
[1]	Trinity Area School District GO	4.000%	11/1/41	1,250	1,254
	Twin Valley School District GO	3.000%	4/1/28	1,000	995
	Twin Valley School District GO	3.000%	4/1/29	500	495
	Twin Valley School District GO	3.000%	4/1/30	1,150	1,123
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,181
	Twin Valley School District GO	3.000%	4/1/32	1,100	1,063
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,194
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	12,620	13,724
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,347
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	5,945	6,000
[2]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,038
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	644
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	665

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	686
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,423
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,467
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,511
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	6,110	5,213
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	230
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	345
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	340
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	415
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	731
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	575
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,301
[2]	William Penn School District GO	4.000%	11/15/29	2,140	2,236
[2]	William Penn School District GO	3.000%	11/15/39	1,000	877
[2]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,298
[2]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,344
[2]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,407
[2]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,463
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,405	4,494
					3,602,284
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	19,911	20,123
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	87,744	91,311
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	98,044	105,470
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	51,472	56,742
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	78,126	53,320
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	89,687	88,357
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	29,758	29,183
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	8,049	7,808
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	20,938	19,750
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,455	6,491
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,055	2,066
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	8,600	8,955
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,150	5,406
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,295	2,409
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	27,115	28,610
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	18,635	19,630
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	24,150	25,544
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	19,000	19,819
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	750	787
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	12,345	13,028
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	12,940	12,454
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	5,595	5,318
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	4,735	4,975
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,420	1,449
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	415	435
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	238
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	600	640
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	170	183
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	415	440
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	385	407
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	235	220
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	225	210
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	230	212

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue(Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/26	3,880	3,901
[1,7]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,048
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	27,622	24,883
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	46,418	38,671
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	28,416	21,691
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	28,369	19,784
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	251,516	248,872
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	19,223	19,042
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	8,165	8,088
					1,018,147
Rhode Island (0.3%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,047
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/36	5,000	5,255
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/37	3,000	3,136
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/31	700	768
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/32	1,250	1,380
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/34	1,325	1,471
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/35	1,900	2,094
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/36	2,570	2,822
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/37	1,250	1,369
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/38	1,500	1,640
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/39	1,500	1,632
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/41	1,000	1,101
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/42	1,275	1,395
[7]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/43	1,000	1,090
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/28	515	527
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/32	650	661
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/35	1,575	1,599
	Rhode Island GO	3.000%	5/1/32	8,170	7,877
	Rhode Island GO	3.000%	5/1/33	8,420	8,048
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,065
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	441
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	480
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	483
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	109
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	508
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	545
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	689
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	435
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	835
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	816
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	595
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,524
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,001
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,039
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,031
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,012
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	10,000	11,037
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	960
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,950	2,127
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,900	2,051
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,000	1,072
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	1,215	1,290
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,100	1,160
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/35	3,000	3,066
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/37	3,480	3,531
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	941
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/39	5,000	5,033
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/41	2,500	2,504
	Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/32	500	558
	Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/33	500	562
	Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/35	730	820
	Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/36	800	896
	Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/37	1,205	1,344
	Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/38	1,300	1,445
	Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/39	800	884
	Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/40	1,400	1,539

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/41	1,500	1,641
Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	4.000%	5/15/42	3,195	3,103
Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/42	1,535	1,673
Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	4.000%	5/15/43	3,340	3,222
Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/43	1,100	1,194
Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	4.000%	5/15/44	2,985	2,867
Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/44	1,130	1,223
Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,189
Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,433
Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,732
Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	2,906
Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,527
Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	8,418
Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,222
Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	2,970
Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,377
Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,428
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/44	750	788
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	1,800	1,806
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	2,405	2,404
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	11,730	11,504
Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	5,650	5,515
				194,482
South Carolina (1.4%)
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,070
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	800
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,214
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	962
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	848
Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	620	676
Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	1,200	1,309
Charleston County SC GO	5.000%	11/1/25	2,660	2,714
Charleston County SC GO	4.000%	11/1/34	7,410	7,517
Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	741
Clemson University College & University Revenue	3.000%	5/1/33	4,260	4,089
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,014
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,073
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,566
Dorchester County SC Special Assessment Revenue	4.500%	10/1/33	415	408
Dorchester County SC Waterworks & Sewer System Revenue	5.000%	10/1/32	450	511
Dorchester County SC Waterworks & Sewer System Revenue	5.000%	10/1/33	460	527
Dorchester County SC Waterworks & Sewer System Revenue	4.000%	10/1/42	250	249
Dorchester County SC Waterworks & Sewer System Revenue	4.000%	10/1/43	250	248
Dorchester County SC Waterworks & Sewer System Revenue	4.000%	10/1/44	300	295
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,520
Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	5,000	5,368
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	3,931
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,155	4,942
Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	669
Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	665
Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	611
Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	608
Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	752
Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	862
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	2,400	2,493
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	850	933
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,190	3,451
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,140	1,229
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	920	939
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,041
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	940	958
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,049
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	155	158
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	6,830	6,768
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,425	6,336
Horry County SC School District GO	5.000%	3/1/28	10,120	10,862
Horry County SC School District GO	5.000%	3/1/30	11,230	12,451
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,181

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,124
	Kershaw County SC School District GO	5.000%	3/1/29	8,210	8,677
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/31	800	884
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/32	1,000	1,100
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/33	1,100	1,207
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/34	1,125	1,228
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/35	650	708
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/36	875	950
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/37	1,175	1,270
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/39	1,100	1,182
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,100	1,173
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/42	1,685	1,792
	Lancaster County SC School District GO	4.000%	3/1/30	4,860	4,931
	Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,279
	Lancaster County SC School District GO	4.000%	3/1/32	6,135	6,199
	Lancaster County SC School District GO	4.000%	3/1/33	5,800	5,848
	Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,076
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,129
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,425	1,504
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,425
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,728
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,554
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,288
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,048
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,141
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	11,473
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,001
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,001
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,752
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,500
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,003
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/26	4,000	4,005
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/29	3,390	3,393
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/30	5,210	5,215
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/33	1,465	1,565
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/34	1,785	1,900
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/35	2,040	2,160
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/36	2,320	2,446
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/37	2,620	2,763
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/38	2,790	2,945
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/39	2,285	2,414
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/40	3,450	3,635
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/41	1,810	1,907
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	79,240	85,702
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	24,540	26,527
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/29	500	536
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/30	500	540
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/31	250	271
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/32	500	539
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/33	810	872
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/34	1,000	1,067
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/35	725	730
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/37	500	363
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/38	600	599
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/39	575	572
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/40	600	590
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,006
[7,14]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/31	5,560	4,340
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,571
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,224
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,744
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	33,795	34,186
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	14,073
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	5,026
	Richland County SC School District No. 2 GO	3.000%	3/1/33	1,000	959
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,570	1,507
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/27	2,500	2,523
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/36	975	1,082

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/37	1,035	1,145
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/38	1,115	1,230
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/39	1,125	1,236
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/40	1,000	1,094
	South Carolina Housing Finance And Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/45	5,000	5,087
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/36	6,250	5,463
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	11,616
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,404
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	743
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,000	4,016
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,014
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	915
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,100	1,155
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	21,440	23,823
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	320	335
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,325	1,387
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	435	453
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,000	2,093
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	417
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	7,500	8,258
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	430	446
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	19,109
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	9,835	10,786
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	6,000	6,614
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/39	1,000	1,052
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	9,835	11,049
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	9,000	10,063
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,095	3,046
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	8,085	8,966
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	6,515	7,202
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/45	13,890	15,524
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	3,803
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,715	2,770
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,227
[4,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/1/24	26,300	26,300
[4,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/7/24	23,900	23,900
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	639
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	1,031
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	3,675	3,987
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	11,500	12,703
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	1,025	1,032
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	19,605	19,972
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	12,505	13,747
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	2,100	2,108
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	14,260
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/34	4,000	4,488
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	500	500
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	13,166
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/35	5,500	6,151
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	6,287
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	5,750	5,685
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	16,000	16,111
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	23,915	23,959
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	8,020	7,859
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	6,000	6,588
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,385	12,246
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	14,435	14,273
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/40	2,130	2,326
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	9,900	7,934
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,443
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	3,000	3,260
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	5,000	5,434

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,527
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/42	3,200	3,462
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	15,641
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	3,625	3,893
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	6,315	6,783
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/44	3,000	3,212
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	2,630	2,799
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	5,980
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,502
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	4,902
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	15,371
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	3,947
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,371
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	409
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,354
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,765	1,467
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	2.250%	7/1/46	375	246
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	885	885
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	785	770
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,665	3,622
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	12,740	13,245
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,056	3,163
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	14,898
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	20,000	21,295
	Spartanburg County School District No. 5 GO	4.000%	3/1/41	5,260	5,253
	Spartanburg County School District No. 5 GO	4.000%	3/1/43	2,000	1,998
	Spartanburg County School District No. 5 GO	4.000%	3/1/44	3,010	2,990
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,300	2,440
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	308
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	538
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	2,685	2,960
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	537
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	572
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	503
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	1,990
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,046
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,476
[2]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,001
[2]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,464
	York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,810
					1,041,840
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	650
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,266
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	676
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,277
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,235	4,438
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,827
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,815
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,417
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,099
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,113
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,879
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,769
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	11,927
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,258
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	2,940
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,664
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	1,400	1,374
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,540	2,541
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	2,100	2,066
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	24,775	24,617
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	2,425	2,383
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	7,115	6,970
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	2,860	3,056
					95,022
Tennessee (1.4%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,628
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,185	3,419

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,269
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,345
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,061
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	993
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	778
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	982
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,052
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	793
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/42	3,035	3,339
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/43	2,600	2,849
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	3,800	4,150
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/42	13,220	14,302
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/43	13,900	14,992
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,486
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,402
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,330
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	5,620
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,526
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	6,446
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	3,869
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/39	1,610	1,779
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/40	2,200	2,419
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/41	2,600	2,845
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	2,915	3,175
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/43	3,715	4,030
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/44	3,000	3,243
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,374
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	1,957
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,622
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,428
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	697
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	993
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,732
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,708
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,566
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	9,017
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,107
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,542
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	982
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,408
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	32
	Kingsport TN GO	4.000%	3/1/44	1,245	1,226
[4]	Knox County & Knoxville City Sports Authority Intergovernmental Agreement Revenue TOB VRDO	4.250%	11/1/24	16,500	16,500
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,071
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,395
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	204
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,175	6,417
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,489
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,092
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,572
	Knox County TN GO	3.000%	6/1/36	3,530	3,253
	Knox County TN GO	3.000%	6/1/39	3,675	3,238
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/44	2,235	2,424
	Knoxville TN GO	3.000%	5/1/37	3,175	2,913
	Knoxville TN GO	3.000%	5/1/40	3,470	3,053
	Lebanon Special School District GO	5.000%	4/1/44	1,110	1,161
	Maury County TN GO	5.000%	4/1/29	1,275	1,308
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/31	600	676
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/32	855	970
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/39	3,000	3,379
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/40	2,850	3,187
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/41	2,000	2,222
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/42	2,250	2,485
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/43	3,705	4,065

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/44	2,000	2,187
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,040
	Memphis TN GO	5.000%	4/1/40	7,120	7,832
	Memphis TN GO	4.000%	5/1/40	5,280	5,289
	Memphis TN GO	5.000%	4/1/41	6,000	6,572
	Memphis TN GO	5.000%	4/1/41	5,815	6,369
	Memphis TN GO	5.000%	4/1/42	7,120	7,769
	Memphis TN GO	5.000%	4/1/42	7,260	7,921
	Memphis TN GO	5.000%	4/1/43	7,115	7,735
	Memphis TN GO	5.000%	4/1/43	6,600	7,175
	Memphis TN GO	5.000%	4/1/44	6,600	7,155
	Memphis TN GO	5.000%	4/1/45	4,620	4,995
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,069
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/35	1,000	1,097
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	932
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/36	1,420	1,549
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,439
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/39	2,560	2,771
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/40	2,120	2,286
	Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,014
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,827
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	1,920
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,008
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,564
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,003
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	997
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/29	1,000	1,072
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	258
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/36	500	545
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/37	500	543
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/38	400	434
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/43	2,000	2,138
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	405	405
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	730	725
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	7,790	7,102
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,770	6,250
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	6,000	6,790
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	7,575	8,090
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	11,261
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	700	751
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,305	1,415
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	665	720
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,000	1,089
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,735	1,901
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,000	1,100
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/26	1,090	1,125
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/26	2,500	2,581
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	1,000	1,056
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	3,000	3,169
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,131
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,000	1,076
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	3,000	3,229
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,049

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,049
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,267
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,309
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,086
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	783
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	673
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,042
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,249
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,298
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,094
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,000	1,138
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/38	1,000	1,134
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/40	1,650	1,845
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	2,250	2,493
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/43	3,000	3,308
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/44	1,250	1,373
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	8,931
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	14,305	14,736
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	6,365	6,418
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	7,580	7,563
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	3,797
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	3.000%	7/1/40	1,095	942
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/33	755	853
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/34	530	603
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/35	530	600
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/36	575	648
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/37	1,165	1,307
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/38	740	824
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/39	465	515
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/40	500	551
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/41	600	658
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/42	900	983
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/43	1,000	1,085
[7]	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/44	1,065	1,151
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,780
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	350	391
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,619
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	668
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,831
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,481
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,357
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	300	328
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,654
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	600	653
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	1,100	1,188
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,355	1,458
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,569
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	1,016
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,732
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,311
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	2,250	2,095
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	924
	Sevierville TN GO	5.000%	6/1/36	3,660	3,956
[4]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	6/1/44	1,250	1,274
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,374
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,546
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/34	38,090	42,344
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	12,460	13,228
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/1/24	11,810	11,810
	Shelby County TN GO	5.000%	3/1/26	1,165	1,167
	Shelby County TN GO	3.125%	4/1/32	6,145	6,082
	Shelby County TN GO	4.000%	4/1/33	6,055	6,203
	Shelby County TN GO	4.000%	4/1/35	7,200	7,320
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	62,225	62,742
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	12/1/29	118,165	125,608
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	49,365	53,395

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	5,821
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,289
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	23,079
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	85,455	88,856
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	8,575	9,179
	Tennessee GO	5.000%	9/1/36	5,005	5,235
	Tennessee GO	5.000%	9/1/37	5,005	5,229
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.350%	7/1/37	1,500	1,374
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	5,080	5,079
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	18,470	19,501
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,075	4,341
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,880	4,796
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,194
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	3,828
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	5,846
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,055
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,305
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,555
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,400
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,500
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,150
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	8,100	8,684
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	4,040	4,181
	Williamson County TN GO	3.000%	4/1/36	4,945	4,617
	Williamson County TN GO	3.000%	4/1/37	5,090	4,673
	Williamson County TN GO	3.000%	4/1/37	3,375	3,099
	Williamson County TN GO	3.000%	4/1/38	5,245	4,763
	Williamson County TN GO	3.000%	4/1/38	3,475	3,156
	Williamson County TN GO	3.000%	4/1/39	5,400	4,824
					1,075,126
Texas (13.1%)
	Abilene TX GO	4.000%	2/15/43	1,370	1,344
	Alamo Community College District GO	5.000%	2/15/27	4,000	4,196
	Alamo Community College District GO	5.000%	2/15/28	4,000	4,280
	Alamo Community College District GO	5.000%	2/15/30	3,890	4,288
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,104
[20]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	852
[20]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	824
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,117
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,079
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,783
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	3,974
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,169
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,380
[20]	Aldine Independent School District GO	5.000%	2/15/28	1,945	1,953
[20]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,116
[20]	Aldine Independent School District GO	5.000%	2/15/37	3,250	3,679
[20]	Aldine Independent School District GO	5.000%	2/15/38	2,275	2,566
[20]	Aldine Independent School District GO	5.000%	2/15/39	10,000	11,206
[20]	Aldine Independent School District GO	5.000%	2/15/40	2,000	2,225
[20]	Aldine Independent School District GO	5.000%	2/15/41	3,200	3,541
[20]	Aldine Independent School District GO	5.000%	2/15/42	4,085	4,488
[20]	Aldine Independent School District GO	5.000%	2/15/43	3,255	3,556
[20]	Aldine Independent School District GO	5.000%	2/15/44	4,125	4,490
[20]	Aledo Independent School District GO	5.000%	2/15/39	1,270	1,392
[20]	Aledo Independent School District GO	5.000%	2/15/40	1,070	1,169
[20]	Aledo Independent School District GO	5.000%	2/15/41	2,000	2,172
[20]	Aledo Independent School District GO	5.000%	2/15/42	1,000	1,083
[20]	Aledo Independent School District GO	5.000%	2/15/43	2,400	2,588
[20]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,705

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,802
[20]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,094
[20]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,021
	Allen TX GO	5.000%	8/15/32	750	847
	Allen TX GO	5.000%	8/15/33	800	911
	Allen TX GO	5.000%	8/15/36	1,100	1,239
	Allen TX GO	5.000%	8/15/37	1,155	1,297
	Allen TX GO	5.000%	8/15/38	1,610	1,802
	Allen TX GO	5.000%	8/15/40	1,000	1,109
	Allen TX GO	5.000%	8/15/41	1,250	1,380
	Allen TX GO	5.000%	8/15/42	1,600	1,759
	Allen TX GO	5.000%	8/15/43	1,235	1,353
	Allen TX GO	5.000%	8/15/44	1,200	1,310
[20]	Alvin TX Independent School District GO	5.000%	2/15/29	5,435	5,564
[20]	Alvin TX Independent School District GO	5.000%	2/15/31	1,000	1,113
[20]	Alvin TX Independent School District GO	5.000%	2/15/32	1,000	1,123
[20]	Amarillo Independent School District GO	5.000%	2/1/43	10,590	10,975
[1]	Amarillo TX Waterworks & Sewer System Water Revenue	5.000%	2/1/30	1,205	1,319
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/41	3,010	2,987
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/42	3,130	3,088
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/43	2,810	2,754
[20]	Andrews Independent School District GO	5.000%	2/15/29	1,080	1,173
[20]	Angleton Independent School District GO	3.000%	2/15/36	1,345	1,256
[20]	Angleton Independent School District GO	4.000%	2/15/40	4,415	4,453
[20]	Angleton Independent School District GO	4.000%	2/15/44	1,000	984
	Anna TX GO	4.250%	2/15/47	1,900	1,889
[4]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,071	4,164
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	252
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	410	420
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	319
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	77
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	79
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	253
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	513
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	84
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	525
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	88
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	316
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	387
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	336
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,626
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	381
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,269
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	160
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,115
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,520
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	910
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,895
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	474
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,641
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,250
	Arlington TX GO	5.000%	8/15/34	3,795	4,363
	Arlington TX GO	5.000%	8/15/34	1,170	1,345
	Arlington TX GO	5.000%	8/15/39	3,790	4,247
	Arlington TX GO	5.000%	8/15/40	3,790	4,215
	Arlington TX GO	5.000%	8/15/41	3,790	4,188
	Arlington TX GO	5.000%	8/15/42	3,790	4,170
[20]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,596
[20]	Arlington TX Independent School District GO	4.000%	2/15/39	1,100	1,105
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,404
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	797
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,057
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,055
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,646
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,777
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,130
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,452
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,365
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	4,798
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	3,998

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	2,922
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,149
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,249
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/34	2,035	2,333
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,518
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	2,905
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	856
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	866
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,557
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	2,933
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,374
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,606
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,563
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,700
[20]	Aubrey Independent School District GO	5.000%	2/15/39	3,055	3,341
[4]	Aubrey TX Special Assessment Revenue	5.000%	9/1/30	349	352
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/37	1,230	1,343
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/40	1,000	1,080
[4]	Aubrey TX Special Assessment Revenue	5.875%	9/1/43	1,008	1,023
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/45	1,224	1,314
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/43	1,275	1,260
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue	4.500%	3/1/43	10,500	10,378
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	700
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	854
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,055
	Austin Independent School District GO	5.000%	8/1/29	1,250	1,370
[20]	Austin Independent School District GO	5.000%	8/1/32	2,000	2,133
	Austin Independent School District GO	5.000%	8/1/38	3,250	3,610
	Austin Independent School District GO	5.000%	8/1/39	3,000	3,316
[20]	Austin Independent School District GO	5.000%	8/1/40	6,460	7,085
[20]	Austin Independent School District GO	5.000%	8/1/41	12,235	13,370
[20]	Austin Independent School District GO	5.000%	8/1/42	10,190	11,096
[20]	Austin Independent School District GO	4.000%	8/1/43	14,460	14,401
[20]	Austin Independent School District GO	4.000%	8/1/44	12,390	12,326
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,088
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,255
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,595
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,016
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,830
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,222
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,663
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,053
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,113
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,188
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,203
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,214
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	3,520	3,747
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	5,035
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/43	1,000	1,079
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	4,375	4,569
	Austin TX GO	5.000%	9/1/29	2,855	2,859
	Austin TX GO	5.000%	9/1/30	1,240	1,241
	Austin TX GO	5.000%	9/1/33	4,315	4,319
[4]	Austin TX Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	3,250	3,686
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	5,800
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	3,415	3,858
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	3,590	4,038
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,677
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	6,550	7,328
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	2,050	2,133
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	8,135
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,940	8,837
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	1,675	1,813
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/38	3,170	3,509
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,875	5,365
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	2,000	2,145
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,275	4,768
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,382
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,100	4,548

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	4,000	4,363
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	6,595	7,280
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	5,195	5,644
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	12,055	13,248
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	3,775	4,086
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	21,655	23,698
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/44	2,500	2,727
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/46	2,370	2,516
[20]	Barbers Hill Independent School District GO	5.000%	2/15/29	325	352
[20]	Barbers Hill Independent School District GO	5.000%	2/15/30	375	411
[20]	Barbers Hill Independent School District GO	5.000%	2/15/31	500	552
[20]	Barbers Hill Independent School District GO	5.000%	2/15/32	500	556
[20]	Barbers Hill Independent School District GO	5.000%	2/15/33	500	565
[20]	Barbers Hill Independent School District GO	5.000%	2/15/34	450	507
[20]	Barbers Hill Independent School District GO	5.000%	2/15/35	1,000	1,146
[20]	Barbers Hill Independent School District GO	5.000%	2/15/36	7,060	7,836
[20]	Barbers Hill Independent School District GO	4.000%	2/15/41	10,000	10,045
[20]	Barbers Hill Independent School District GO	5.000%	2/15/43	1,000	1,103
[20]	Barbers Hill Independent School District GO	5.000%	2/15/44	750	824
[20]	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,637
[20]	Bastrop Independent School District GO	5.000%	2/15/40	4,105	4,505
[20]	Bastrop Independent School District GO	5.000%	2/15/41	5,240	5,725
[20]	Bastrop Independent School District GO	5.000%	2/15/43	4,045	4,366
[20]	Bastrop Independent School District GO	5.000%	2/15/44	4,560	4,909
[20]	Beaumont Independent School District GO	3.000%	2/15/35	2,000	1,870
[20]	Beeville Independent School District GO	5.000%	8/15/40	1,320	1,451
	Bell County TX GO	3.000%	2/15/37	1,255	1,123
	Bell County TX GO	3.000%	2/15/39	2,000	1,747
	Bell County TX GO	3.000%	2/15/40	2,250	1,925
	Bell County TX GO	3.000%	2/15/41	2,000	1,689
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/36	780	868
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/37	800	888
[20]	Belton Independent School District GO	5.000%	2/15/36	740	807
[20]	Belton Independent School District GO	4.000%	2/15/37	570	579
[20]	Belton Independent School District GO	4.000%	2/15/38	875	885
[20]	Belton Independent School District GO	4.000%	2/15/39	910	919
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,737
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,273
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	1,904
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,762
	Bexar County Hospital District GO	5.000%	2/15/37	500	549
	Bexar County Hospital District GO	5.000%	2/15/38	500	547
	Bexar County Hospital District GO	5.000%	2/15/39	865	940
	Bexar County Hospital District GO	5.000%	2/15/40	1,250	1,353
	Bexar County Hospital District GO	5.000%	2/15/41	2,000	2,153
	Bexar County Hospital District GO	5.000%	2/15/42	1,500	1,610
	Bexar County Hospital District GO	5.000%	2/15/43	1,500	1,604
	Bexar County TX GO	5.000%	6/15/27	5,000	5,158
	Bexar County TX GO	5.000%	6/15/28	4,370	4,510
	Bexar County TX GO	4.000%	6/15/34	2,000	2,013
	Bexar County TX GO	4.000%	6/15/34	1,260	1,271
	Bexar County TX GO	4.000%	6/15/35	3,565	3,613
	Bexar County TX GO	5.000%	6/15/36	3,550	3,685
	Bexar County TX GO	4.000%	6/15/37	3,315	3,328
	Bexar County TX GO	4.000%	6/15/38	2,860	2,872
	Bexar County TX GO	3.000%	6/15/39	1,550	1,376
	Bexar County TX GO	5.000%	6/15/41	2,105	2,296
	Bexar County TX GO	5.000%	6/15/42	5,325	5,785
	Bexar County TX GO	5.000%	6/15/43	4,805	5,200
[20]	Birdville Independent School District GO	5.000%	2/15/42	2,400	2,613
[20]	Birdville Independent School District GO	5.000%	2/15/44	2,000	2,158
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	6,500	6,740
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	2,535	2,672
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	6,230	7,068
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	10,495	11,324
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	4,000	4,574
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/35	17,350	20,099
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	10,676
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/38	9,510	10,771
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/39	9,120	10,278

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	15,000	17,404
[20]	Boerne Independent School District GO PUT	4.000%	2/1/28	2,415	2,476
[20]	Bridge City Independent School District GO	5.000%	2/15/39	1,870	2,024
[20]	Bridge City Independent School District GO	4.000%	2/15/41	1,220	1,221
[20]	Brock TX Independent School District GO	5.000%	8/15/37	1,000	1,102
[20]	Brock TX Independent School District GO	5.000%	8/15/40	1,500	1,636
[20]	Brock TX Independent School District GO	5.000%	8/15/41	2,000	2,171
[20]	Brock TX Independent School District GO	5.000%	8/15/42	1,880	2,033
[20]	Brock TX Independent School District GO	5.000%	8/15/43	2,000	2,155
[20]	Brownwood Independent School District GO	5.000%	2/15/30	800	882
[20]	Brownwood Independent School District GO	5.000%	2/15/40	4,325	4,707
[20]	Brownwood Independent School District GO	5.000%	2/15/41	4,625	4,999
[20]	Brownwood Independent School District GO	4.000%	2/15/43	4,590	4,559
[20]	Bullard Independent School District GO	4.000%	2/15/43	1,500	1,490
[20]	Caddo Mills Independent School District GO	5.000%	2/15/37	1,000	1,097
[20]	Caddo Mills Independent School District GO	5.000%	2/15/40	1,050	1,140
[20]	Caddo Mills Independent School District GO	5.000%	2/15/41	1,100	1,188
[20]	Caddo Mills Independent School District GO	5.000%	2/15/42	1,200	1,292
[20]	Caddo Mills Independent School District GO	5.000%	2/15/43	2,435	2,616
[20]	Calallen Independent School District GO	5.000%	2/15/39	2,165	2,388
[20]	Calallen Independent School District GO	5.000%	2/15/40	1,000	1,097
[20]	Calallen Independent School District GO	5.000%	2/15/41	1,280	1,399
[20]	Calallen Independent School District GO	5.000%	2/15/42	1,000	1,088
[20]	Canutillo TX Independent School District GO	5.000%	2/15/41	2,600	2,866
[20]	Canutillo TX Independent School District GO	5.000%	2/15/42	3,200	3,508
[20]	Canutillo TX Independent School District GO	5.000%	2/15/43	4,165	4,537
[20]	Canutillo TX Independent School District GO	5.000%	2/15/44	2,500	2,715
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/39	1,435	1,593
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/40	1,500	1,655
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	1,500	1,645
[20]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/38	1,000	917
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/40	10,000	11,034
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/41	12,820	14,075
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/42	13,225	14,457
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/43	7,260	7,896
[20]	Castleberry Independent School District GO	5.000%	2/15/42	1,035	1,132
[20]	Castleberry Independent School District GO	5.000%	2/15/43	1,025	1,117
[20]	Castleberry Independent School District GO	5.000%	2/15/44	1,000	1,086
[20]	Cedar Hill Independent School District GO	5.000%	2/15/43	5,000	5,467
[20]	Cedar Hill Independent School District GO	5.000%	2/15/44	6,000	6,540
[20]	Cedar Hill Independent School District GO	5.000%	2/15/45	6,000	6,521
[20]	Celina Independent School District GO	5.000%	2/15/37	500	560
[20]	Celina Independent School District GO	5.000%	2/15/38	630	703
[20]	Celina Independent School District GO	5.000%	2/15/39	1,000	1,109
[20]	Celina Independent School District GO	5.000%	2/15/42	1,000	1,094
[20]	Celina Independent School District GO	5.000%	2/15/43	675	735
	Celina TX GO	5.000%	9/1/36	500	553
	Celina TX GO	4.000%	9/1/38	740	742
	Celina TX GO	4.000%	9/1/39	4,050	4,045
	Celina TX GO	4.000%	9/1/40	1,400	1,391
	Celina TX GO	4.000%	9/1/41	2,000	1,978
	Celina TX GO	4.000%	9/1/42	3,525	3,468
	Celina TX GO	4.000%	9/1/42	6,580	6,474
[4]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	216
[4]	Celina TX Special Assessment Revenue	5.500%	9/1/42	1,000	1,012
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	4.375%	9/1/30	324	322
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	5.125%	9/1/43	1,012	990
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,619
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,353
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,220
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,278
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	2,948
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	6,500	5,832
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,290
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,509
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,690
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	836
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	856
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,617
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,016

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	889
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,100	1,192
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,876
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,294
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,531
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,104
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,013
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,069
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,350	1,468
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,904
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,191
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,083
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,328
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,084
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,771
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,096
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,161
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,373
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	809
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,266
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,142
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,185	1,203
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,025
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,091
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	726
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	953
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	800	858
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,262
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,013
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,405
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,070
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,963
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,498
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,289
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,762
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,374
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,000
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,567
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	3,605	3,605
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,077
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,841
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	4,963
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,650
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	1,490	1,565
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	875
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	18,000	17,377
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,456
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,259
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,528
[14]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	3,500	3,064
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,100
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	10,386
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	36,169
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	15,002
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	40,735
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	54,922
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	21,010	23,596
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	30,335	34,197
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	19,780	22,242
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	52,175	58,439
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	30,000	33,530
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	15,745	17,529
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	16,122
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	34,505
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	10,000	10,938
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	12,555	10,797
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	4,040	4,386
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	2,225	2,404
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,046
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	4,570	4,916

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	15,705	16,772
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/32	1,535	1,721
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/33	3,190	3,595
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/40	4,525	4,952
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/41	2,500	2,724
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/42	5,005	5,432
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/43	5,260	5,687
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/44	5,530	5,962
[20]	Channelview Independent School District GO	2.000%	8/15/40	1,000	700
[20]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	3,766
[6,20]	Clear Creek Independent School District GO	5.000%	2/15/31	3,710	4,131
[6,20]	Clear Creek Independent School District GO	5.000%	2/15/32	2,260	2,543
[6,20]	Clear Creek Independent School District GO	5.000%	2/15/33	2,475	2,810
[20]	Clear Creek Independent School District GO	5.000%	2/15/40	2,520	2,772
[20]	Clear Creek Independent School District GO	5.000%	2/15/41	3,845	4,213
	Cleburne TX GO	4.000%	2/15/42	2,440	2,365
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	410
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	830	887
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	364
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	833
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	535
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,179
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	551
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	407
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	405
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	509
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/36	1,100	1,204
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	768
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/37	1,280	1,410
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/37	1,000	1,092
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	1,059
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/38	1,000	1,099
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/38	1,200	1,307
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,855	1,787
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/39	1,250	1,368
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/39	1,000	1,085
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	1,126
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	1,158
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,194
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,860	3,767
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	14,000	13,499
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	5.000%	8/15/31	575	635
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/33	1,110	1,148
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/34	950	973
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/35	1,100	1,121
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/37	1,000	1,010
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/38	1,400	1,410
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/39	1,500	1,505
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/40	1,500	1,496
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/41	1,960	1,940
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/42	1,400	1,379
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/32	1,765	1,923
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/33	2,010	2,194
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/35	1,125	1,210
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/36	1,170	1,272
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/37	1,250	1,349
	College Station TX GO	4.000%	2/15/41	1,735	1,680
	College Station TX GO	4.000%	2/15/42	1,805	1,732
	College Station TX GO	4.000%	2/15/43	1,880	1,793
	College Station TX GO	4.000%	2/15/44	1,955	1,839
	Collin County Community College District GO	5.000%	8/15/29	1,000	1,095
	Collin County Community College District GO	3.000%	8/15/39	5,000	4,419
	Collin County TX GO	5.000%	2/15/27	1,335	1,400

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Collin County TX GO	5.000%	2/15/33	2,000	2,149
	Collin County TX GO	3.000%	2/15/36	370	337
	Collin County TX GO	5.000%	2/15/37	2,250	2,505
	Collin County TX GO	4.000%	2/15/38	2,480	2,530
	Collin County TX GO	5.000%	2/15/38	2,880	3,190
	Collin County TX GO	4.000%	2/15/43	13,035	12,861
	Collin County TX GO	4.000%	2/15/44	12,560	12,326
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,754
[20]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,411
[20]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,367
[20]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,317
[6,20]	Comal Independent School District GO	3.000%	2/15/40	2,805	2,522
[20]	Comal Independent School District GO	3.000%	2/1/41	12,000	10,369
[6,20]	Comal Independent School District GO	3.000%	2/15/41	2,270	2,011
[6,20]	Comal Independent School District GO	3.000%	2/15/42	2,245	1,958
[6,20]	Comal Independent School District GO	3.000%	2/15/43	2,710	2,334
[20]	Comanche Independent School District GO	5.000%	2/15/42	2,400	2,645
[20]	Community TX Independent School District GO	5.000%	2/15/37	1,205	1,317
[20]	Community TX Independent School District GO	5.000%	2/15/39	1,440	1,557
[20]	Community TX Independent School District GO	5.000%	2/15/42	1,935	2,105
[20]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,479
[20]	Conroe Independent School District GO	3.000%	2/15/40	4,015	3,519
[20]	Conroe Independent School District GO	5.000%	2/15/41	5,000	5,532
[20]	Conroe Independent School District GO	5.000%	2/15/42	29,195	32,169
[20]	Conroe Independent School District GO	5.000%	2/15/43	17,500	19,207
[20]	Conroe Independent School District GO	5.000%	2/15/44	21,000	22,976
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	134
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	184
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	164
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	182
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	219
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	257
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	281
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	301
	Conroe TX GO	5.000%	11/15/26	980	1,019
	Conroe TX GO	5.000%	11/15/27	1,035	1,097
	Conroe TX GO	5.000%	11/15/28	1,720	1,853
	Conroe TX GO	5.000%	3/1/34	300	334
	Conroe TX GO	5.000%	11/15/34	240	269
	Conroe TX GO	5.000%	3/1/35	435	483
	Conroe TX GO	5.000%	11/15/35	210	234
	Conroe TX GO	5.000%	3/1/36	465	514
	Conroe TX GO	5.000%	11/15/36	420	466
	Conroe TX GO	4.000%	3/1/37	905	919
	Conroe TX GO	4.000%	11/15/37	915	927
	Conroe TX GO	4.125%	11/15/38	955	973
	Conroe TX GO	5.000%	11/15/39	450	494
	Conroe TX GO	5.000%	11/15/40	630	686
	Conroe TX GO	4.250%	3/1/41	1,135	1,157
	Conroe TX GO	5.000%	3/1/41	1,075	1,172
	Conroe TX GO	4.000%	11/15/41	2,305	2,325
	Conroe TX GO	5.000%	11/15/42	475	512
[20]	Coppell Independent School District GO	5.000%	8/15/39	1,000	1,112
[20]	Coppell Independent School District GO	4.000%	8/15/42	1,000	997
[20]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,561
[20]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,027
[20]	Corpus Christi Independent School District GO	5.000%	8/15/40	1,430	1,577
[20]	Corpus Christi Independent School District GO	5.000%	8/15/41	1,765	1,937
[20]	Corpus Christi Independent School District GO	4.000%	8/15/42	3,880	3,874
[20]	Corpus Christi Independent School District GO	5.000%	8/15/42	3,435	3,753
[20]	Corpus Christi Independent School District GO	5.000%	8/15/43	3,450	3,755
[20]	Corpus Christi Independent School District GO	5.000%	8/15/44	1,920	2,084
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/45	1,000	970
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/33	500	561
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	830	922
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/36	1,500	1,679
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,800	1,982
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,370	1,526
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/38	1,000	1,109
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	2,000	2,179

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	1,870	2,060
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/40	2,500	2,739
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/41	1,650	1,774
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/43	6,590	7,183
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/44	4,000	4,346
[20]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	775
[20]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,098
[20]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,174
[20]	Crandall Independent School District GO	4.000%	8/15/42	805	805
[20]	Crosby Independent School District GO	5.000%	2/15/37	1,250	1,394
[20]	Crowley Independent School District GO	5.000%	2/1/40	4,700	5,157
[20]	Crowley Independent School District GO	5.000%	2/1/41	1,030	1,125
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/32	2,000	2,255
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/33	2,500	2,841
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,234
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,760	3,157
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/41	2,750	3,043
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/42	2,750	3,023
[20]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	7,370	7,311
[14]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	1,000	1,082
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,358
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	2,500	2,504
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	3,010	3,033
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	2,045	2,154
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,327
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,509
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,932
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	16,281
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	15,310
	Dallas County TX GO	5.000%	8/15/40	3,560	3,912
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	8,421
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,232
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	8,607
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	2,695	2,852
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	2,550	2,849
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	6,740	7,602
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	5,440	6,172
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	10,459
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/34	5,000	5,711
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	15,479
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	7,633
[2]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	23,500	23,915
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/35	5,325	6,057
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	9,000	10,199
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,165
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	2,000	2,228
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,177
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	2,750	3,030
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	9,000	10,001
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	4,232
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,500	2,718
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,605	2,856
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	6,475	7,157
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,965	4,328
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	8,250	9,074
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	18,140	19,865
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	18,605	20,289
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	15,520	16,869
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	14,520	14,118
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/41	1,280	1,281
[20]	Dallas Independent School District GO	3.000%	2/15/37	2,125	1,939
[20]	Dallas Independent School District GO	5.000%	2/15/37	3,250	3,599
[20]	Dallas Independent School District GO	5.000%	2/15/39	4,000	4,393
[20]	Dallas Independent School District GO	5.000%	2/15/43	7,530	8,208
	Dallas TX GO	3.000%	2/15/38	1,225	1,091
	Dallas TX GO	4.000%	2/15/41	3,125	3,078
	Dallas TX GO	5.000%	2/15/41	6,285	6,771
	Dallas TX GO	5.000%	2/15/43	6,465	6,914
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,219
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,215

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,759
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,757
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,448
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,281
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,750
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,778
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	993
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,730
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,132
[20]	Del Valle Independent School District TX GO	5.000%	6/15/35	2,230	2,455
[20]	Del Valle Independent School District TX GO	5.000%	6/15/36	2,250	2,464
[20]	Del Valle Independent School District TX GO	4.000%	6/15/37	1,915	1,950
[20]	Del Valle Independent School District TX GO	4.000%	6/15/38	2,500	2,531
[20]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	3,071
[20]	Del Valle Independent School District TX GO	4.000%	6/15/39	3,850	3,878
[20]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,129
[20]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	1,034
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,250	2,257
	Denton County TX GO	4.000%	7/15/41	4,950	4,944
	Denton County TX GO	4.000%	7/15/42	5,255	5,202
[20]	Denton Independent School District GO	5.000%	8/15/30	7,775	7,944
[20]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,416
[20]	Denton Independent School District GO	5.000%	8/15/37	1,385	1,546
[20]	Denton Independent School District GO	5.000%	8/15/38	1,920	2,134
[20]	Denton Independent School District GO	5.000%	8/15/39	4,130	4,569
[20]	Denton Independent School District GO	5.000%	8/15/40	3,705	4,079
[20]	Denton Independent School District GO	5.000%	8/15/41	2,965	3,250
[20]	Denton Independent School District GO	5.000%	8/15/42	6,350	6,933
[20]	Denton Independent School District GO	3.000%	8/15/43	2,500	2,089
[20]	Denton Independent School District GO	5.000%	8/15/48	5,000	5,366
	Denton TX GO	4.000%	2/15/39	3,605	3,602
	Denton TX GO	4.000%	2/15/40	2,560	2,540
	Denton TX GO	4.000%	2/15/40	6,995	6,931
	Denton TX GO	4.000%	2/15/41	7,275	7,149
	Denton TX GO	4.000%	2/15/42	2,675	2,618
	Denton TX GO	4.000%	2/15/42	2,285	2,228
	Denton TX GO	4.000%	2/15/42	2,005	1,955
	Denton TX GO	4.000%	2/15/42	5,710	5,568
	Denton TX GO	4.000%	2/15/43	7,880	7,642
	Denton TX GO	4.000%	2/15/43	2,240	2,172
	Denton TX GO	4.000%	2/15/43	5,950	5,771
	Denton TX GO	4.000%	2/15/44	3,190	3,081
	Denton TX Utility System Water Revenue	5.000%	12/1/31	2,000	2,061
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	23,960	23,960
[20]	Dickinson Independent School District GO	5.000%	2/15/37	2,375	2,630
[20]	Dickinson Independent School District GO	5.000%	2/15/38	3,750	4,140
[20]	Dickinson Independent School District GO	4.000%	2/15/41	3,175	3,191
[20]	Dickinson Independent School District GO	4.000%	2/15/43	3,460	3,459
[20]	Donna TX Independent School District GO	5.000%	2/15/37	760	849
[20]	Donna TX Independent School District GO	5.000%	2/15/38	1,605	1,783
[20]	Donna TX Independent School District GO	5.000%	2/15/39	950	1,047
[20]	Donna TX Independent School District GO	5.000%	2/15/42	750	815
[4]	Dorchester TX Special Assessment Revenue	5.250%	9/15/31	305	299
[20]	Dripping Springs TX Independent School District GO	5.000%	2/15/28	1,250	1,337
[20]	Dripping Springs TX Independent School District GO	5.000%	2/15/30	1,250	1,379
[20]	Duncanville TX Independent School District GO	5.000%	2/15/32	2,940	3,315
[20]	Duncanville TX Independent School District GO	5.000%	2/15/33	1,435	1,635
[20]	Duncanville TX Independent School District GO	5.000%	2/15/42	4,885	5,297
[20]	Duncanville TX Independent School District GO	5.000%	2/15/43	5,800	6,258
[20]	Duncanville TX Independent School District GO	5.000%	2/15/44	5,600	6,029
[20]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	10,834
[20]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/37	2,250	2,044
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/41	1,375	1,516
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/42	2,000	2,196
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/43	1,750	1,913
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/44	1,500	1,634
[20]	Eanes Independent School District GO	5.000%	8/1/39	1,290	1,416
[20]	East Central Independent School District GO	4.000%	8/15/40	2,645	2,659
[20]	East Central Independent School District GO	4.000%	8/15/41	3,500	3,511
[20]	East Central Independent School District GO	4.000%	8/15/42	3,640	3,630

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	East Central Independent School District GO	4.000%	8/15/43	3,790	3,758
[20]	East Central Independent School District GO	4.000%	8/15/44	3,640	3,611
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,134
	Ector County Hospital District GO	5.000%	9/15/29	780	808
	Ector County Hospital District GO	5.000%	9/15/30	850	883
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,803
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,286
[20]	Ector County Independent School District GO	5.000%	8/15/40	2,925	3,204
[20]	Ector County Independent School District GO	5.000%	8/15/41	3,205	3,493
[20]	Ector County Independent School District GO	5.000%	8/15/42	5,735	6,230
[20]	Ector County Independent School District GO	5.000%	8/15/43	3,535	3,823
[7]	El Paso County Hospital District GO	5.000%	8/15/29	1,150	1,243
[7]	El Paso County Hospital District GO	5.000%	8/15/30	1,235	1,349
[7]	El Paso County Hospital District GO	5.000%	8/15/31	1,000	1,099
[7]	El Paso County Hospital District GO	5.000%	8/15/32	2,100	2,324
[7]	El Paso County Hospital District GO	5.000%	8/15/33	2,000	2,211
[7]	El Paso County Hospital District GO	5.000%	8/15/39	7,285	7,933
[7]	El Paso County Hospital District GO	5.000%	8/15/40	7,010	7,594
[7]	El Paso County Hospital District GO	5.000%	8/15/41	8,250	8,893
[7]	El Paso County Hospital District GO	5.000%	8/15/42	6,310	6,773
[7]	El Paso County Hospital District GO	5.000%	8/15/43	2,270	2,427
	El Paso Downtown Development Corp. Lease (Appropriation) Revenue (Downtown Ballpark Venue Project)	5.000%	8/15/26	1,065	1,097
[20]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,538
[20]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,140
[20]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,133
[20]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,744
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,178
	El Paso TX GO	5.000%	8/15/27	1,000	1,029
	El Paso TX GO	5.000%	8/15/29	1,005	1,033
	El Paso TX GO	4.000%	8/15/30	3,480	3,518
	El Paso TX GO	5.000%	8/15/31	4,050	4,150
	El Paso TX GO	5.000%	8/15/32	3,625	3,712
	El Paso TX GO	5.000%	8/15/32	680	733
	El Paso TX GO	3.000%	8/15/33	375	354
	El Paso TX GO	5.000%	8/15/33	1,300	1,397
	El Paso TX GO	5.000%	8/15/33	1,500	1,612
	El Paso TX GO	3.000%	8/15/34	710	661
	El Paso TX GO	4.000%	8/15/34	435	448
	El Paso TX GO	5.000%	8/15/34	4,570	4,669
	El Paso TX GO	3.000%	8/15/35	430	395
	El Paso TX GO	4.000%	8/15/35	1,000	1,011
	El Paso TX GO	4.000%	8/15/35	1,075	1,087
	El Paso TX GO	4.000%	8/15/35	450	461
	El Paso TX GO	5.000%	8/15/35	4,795	4,893
	El Paso TX GO	5.000%	8/15/35	1,150	1,173
	El Paso TX GO	3.000%	8/15/36	485	441
	El Paso TX GO	4.000%	8/15/36	1,010	1,018
	El Paso TX GO	4.000%	8/15/36	1,000	1,008
	El Paso TX GO	4.000%	8/15/36	500	510
	El Paso TX GO	5.000%	8/15/36	4,005	4,082
	El Paso TX GO	5.000%	8/15/36	5,035	5,131
	El Paso TX GO	4.000%	8/15/37	500	502
	El Paso TX GO	4.000%	8/15/37	1,110	1,115
	El Paso TX GO	4.000%	8/15/37	680	692
	El Paso TX GO	3.000%	8/15/38	720	639
	El Paso TX GO	4.000%	8/15/38	1,155	1,157
	El Paso TX GO	4.000%	8/15/38	1,000	1,013
	El Paso TX GO	3.000%	8/15/39	1,575	1,379
	El Paso TX GO	4.000%	8/15/39	1,000	997
	El Paso TX GO	4.000%	8/15/40	1,000	990
	El Paso TX GO	5.000%	8/15/42	9,500	9,602
	El Paso TX GO	4.000%	8/15/47	1,425	1,362
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,670
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,111
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/33	2,750	2,978
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,707
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/34	3,530	3,806
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/35	4,560	4,907
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/37	5,000	5,355
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/38	5,980	6,393

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	15,000	14,726
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	13,400	14,127
[20]	Elgin Independent School District GO	5.000%	8/1/40	2,515	2,801
[20]	Elgin Independent School District GO	5.000%	8/1/41	5,265	5,844
[20]	Elgin Independent School District GO	5.000%	8/1/42	4,430	4,896
[20]	Elgin Independent School District GO	5.000%	8/1/43	2,500	2,752
[20]	Elgin Independent School District GO	5.000%	8/1/44	3,500	3,840
	EP Royal Estates PFC Local or Guaranteed Housing Revenue (El Paso Royal Apartments Project)	4.250%	10/1/39	2,500	2,480
[20]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,429
[20]	Forney Independent School District GO	3.000%	8/15/35	4,910	4,579
[20]	Forney Independent School District GO	5.000%	8/15/35	2,300	2,527
[20]	Forney Independent School District GO	3.000%	8/15/36	5,375	4,930
[20]	Forney Independent School District GO	3.000%	2/15/39	1,000	887
[20]	Forney Independent School District GO	5.000%	8/15/39	1,200	1,316
[20]	Forney Independent School District GO	5.000%	8/15/40	10,745	11,608
[20]	Forney Independent School District GO	5.000%	8/15/40	1,205	1,315
[2]	Forney Independent School District GO	0.000%	8/15/41	1,000	471
[20]	Forney Independent School District GO	4.000%	8/15/41	8,000	8,012
[20]	Forney Independent School District GO	5.000%	8/15/41	1,380	1,499
[20]	Forney Independent School District GO	4.000%	8/15/42	8,000	7,957
[20]	Forney Independent School District GO	5.000%	8/15/42	1,000	1,081
[2]	Forney Independent School District GO	0.000%	8/15/43	1,000	423
[20]	Forney Independent School District GO	5.000%	8/15/43	2,000	2,154
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	357
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	232
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	706
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	328
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	701
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	480
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	749
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	548
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	321
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	372
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	763
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	413
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	798
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,399
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	387
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,024
	Fort Bend County TX GO	5.000%	3/1/42	3,770	4,096
	Fort Bend County TX GO	5.000%	3/1/42	6,510	7,073
	Fort Bend County TX GO	5.000%	3/1/43	3,965	4,291
	Fort Bend County TX GO	5.000%	3/1/43	8,110	8,777
	Fort Bend County TX GO	5.000%	3/1/44	4,170	4,502
	Fort Bend County TX GO	5.000%	3/1/44	8,630	9,317
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/46	2,995	2,384
[20]	Fort Worth Independent School District GO	4.000%	2/15/42	2,000	2,002
	Fort Worth TX GO	5.000%	3/1/28	3,875	3,974
	Fort Worth TX GO	4.000%	3/1/40	5,225	5,120
	Fort Worth TX GO	4.000%	3/1/41	4,680	4,571
	Fort Worth TX GO	4.000%	3/1/41	5,475	5,302
	Fort Worth TX GO	4.000%	3/1/43	11,405	11,068
	Fort Worth TX GO	4.125%	3/1/44	2,680	2,578
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,425
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,793
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,839
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	4,929
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,818
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,128
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,803
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	3,970	3,829
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	5,170	5,022
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/43	19,450	18,596
[13]	Freddie Mac Pool	3.550%	1/1/40	6,600	6,244
[20]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,515
[20]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,159
[20]	Frenship Independent School District GO	3.000%	2/15/36	1,000	934
[20]	Frenship Independent School District GO	3.000%	2/15/38	1,000	917
[20]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,557
[20]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,140

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Frisco Independent School District GO	4.000%	8/15/33	4,500	4,550
[20]	Frisco Independent School District GO	4.000%	8/15/34	1,300	1,307
[20]	Frisco Independent School District GO	4.000%	8/15/34	4,735	4,780
[20]	Frisco Independent School District GO	3.000%	2/15/37	2,500	2,313
[20]	Frisco Independent School District GO	5.000%	2/15/41	2,500	2,766
[20]	Frisco Independent School District GO	5.000%	2/15/42	4,000	4,401
[20]	Frisco Independent School District GO	5.000%	2/15/43	3,000	3,283
	Frisco TX GO	5.000%	2/15/27	5,475	5,610
	Frisco TX GO	5.000%	2/15/29	2,505	2,565
	Frisco TX GO	5.000%	2/15/30	7,390	8,158
	Frisco TX GO	4.000%	2/15/39	6,385	6,412
	Frisco TX GO	4.000%	2/15/40	5,680	5,676
	Frisco TX GO	4.000%	2/15/41	1,145	1,132
	Frisco TX GO	4.000%	2/15/42	1,360	1,335
	Frisco TX GO	4.000%	2/15/43	4,010	3,911
[20]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,089
[20]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	1,925
[20]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	1,944
[20]	Galena Park Independent School District GO	5.000%	8/15/35	1,895	2,139
[20]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	2,987
[20]	Galena Park Independent School District GO	5.000%	8/15/36	1,500	1,694
[20]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	2,963
[20]	Galena Park Independent School District GO	5.000%	8/15/37	2,000	2,251
[20]	Galena Park Independent School District GO	3.000%	8/15/38	1,990	1,789
[20]	Galena Park Independent School District GO	5.000%	8/15/38	1,250	1,408
[20]	Galena Park Independent School District GO	5.000%	8/15/39	960	1,076
[20]	Galena Park Independent School District GO	5.000%	8/15/40	1,250	1,393
[20]	Galena Park Independent School District GO	5.000%	8/15/41	2,020	2,233
	Galveston County TX GO	4.000%	2/1/27	1,565	1,594
	Galveston County TX GO	4.000%	2/1/28	1,470	1,497
	Galveston County TX GO	4.000%	2/1/29	1,055	1,074
	Galveston County TX GO	5.000%	2/1/30	1,195	1,255
	Galveston County TX GO	4.000%	2/1/32	1,195	1,209
[20]	Galveston Independent School District GO	5.000%	2/1/27	845	884
[20]	Galveston Independent School District GO	5.000%	2/1/28	850	908
[20]	Galveston Independent School District GO	5.000%	2/1/29	800	869
[20]	Galveston Independent School District GO	5.000%	2/1/33	725	787
[20]	Galveston Independent School District GO	5.000%	2/1/34	1,000	1,080
[20]	Galveston Independent School District GO	5.000%	2/1/35	1,225	1,319
[20]	Galveston Independent School District GO	5.000%	2/1/37	1,935	2,072
[20]	Galveston Independent School District GO	4.000%	2/1/39	7,450	7,504
[20]	Galveston Independent School District GO	4.000%	2/1/40	5,250	5,274
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/34	250	275
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/36	500	544
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/37	1,430	1,547
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/41	700	762
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/43	600	648
[20]	Garland Independent School District GO	5.000%	2/15/26	2,000	2,049
[20]	Garland Independent School District GO	5.000%	2/15/28	2,100	2,243
[20]	Garland Independent School District GO	5.000%	2/15/30	2,500	2,746
[20]	Garland Independent School District GO	5.000%	2/15/33	1,405	1,480
[20]	Garland Independent School District GO	5.000%	2/15/36	685	768
[20]	Garland Independent School District GO	5.000%	2/15/38	1,165	1,297
[20]	Garland Independent School District GO	5.000%	2/15/39	1,250	1,384
[20]	Garland Independent School District GO	4.000%	2/15/40	1,375	1,381
[20]	Garland Independent School District GO	5.000%	2/15/40	8,000	8,811
[20]	Garland Independent School District GO	5.000%	2/15/41	9,385	10,285
[20]	Garland Independent School District GO	4.000%	2/15/42	2,190	2,172
[20]	Garland Independent School District GO	5.000%	2/15/42	8,815	9,617
[20]	Garland Independent School District GO	5.000%	2/15/43	8,850	9,614
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,990	4,221
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	1,280	1,371
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,170
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,444
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,139
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,017
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,327
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,016
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,002
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,182

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,057
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/37	1,250	1,138
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	3,995
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,055
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/44	1,000	1,037
	Garland TX GO	5.000%	2/15/41	1,800	1,968
	Garland TX GO	5.000%	2/15/42	2,200	2,395
[20]	Georgetown Independent School District GO	5.000%	2/15/33	650	739
[20]	Georgetown Independent School District GO	5.000%	2/15/34	1,125	1,287
[20]	Georgetown Independent School District GO	5.000%	2/15/39	1,750	1,954
[20]	Georgetown Independent School District GO	5.000%	2/15/40	1,605	1,783
[20]	Georgetown Independent School District GO	5.000%	2/15/41	3,000	3,314
[20]	Georgetown Independent School District GO	5.000%	2/15/42	2,390	2,628
[20]	Georgetown Independent School District GO	5.000%	2/15/43	2,100	2,300
[20]	Georgetown Independent School District GO	5.000%	2/15/44	2,500	2,729
	Georgetown TX GO	4.000%	8/15/44	1,435	1,406
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/26	400	414
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/28	500	537
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/29	620	676
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/36	565	622
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/37	1,210	1,328
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/39	1,290	1,405
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/40	2,000	2,181
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	2,485	2,677
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	6,110	6,634
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	1,360	1,460
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	4,810	5,202
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	2,060	2,203
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	4,310	4,644
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/44	2,000	2,149
[20]	Godley Independent School District GO	3.000%	2/15/40	1,000	876
[20]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,669
[20]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,380
[20]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,145
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/31	2,990	3,224
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/32	5,740	6,187
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/33	18,120	19,558
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,135	2,250
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,322
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	13,300	13,754
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	21,535	22,790
	Grand Prairie TX GO	5.000%	2/15/26	500	512
	Grand Prairie TX GO	5.000%	2/15/39	500	555
	Grand Prairie TX GO	5.000%	2/15/42	1,000	1,095
[6]	Grayson County TX Junior College District GO	5.000%	2/15/42	2,075	2,252
[6]	Grayson County TX Junior College District GO	5.000%	2/15/43	1,740	1,881
[6]	Grayson County TX Junior College District GO	5.000%	2/15/44	2,115	2,274
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/31	500	554
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/35	1,220	1,318
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/36	2,045	2,059
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/37	3,740	3,746
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/38	3,895	3,885
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/39	2,555	2,517
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/40	1,820	1,779
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/41	2,765	2,685
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/38	1,270	1,386
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/39	1,000	1,086
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	3,400	3,676
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	5,125	5,588
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/41	5,440	5,904
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/33	3,025	3,371
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/34	2,410	2,676
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/35	1,750	1,936

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/36	1,360	1,500
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/37	1,430	1,572
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/38	1,005	1,102
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/39	1,000	1,090
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/40	1,320	1,428
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/41	1,125	1,211
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/42	1,270	1,362
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/43	2,000	2,137
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/44	2,055	2,190
[1]	Greenville TX GO	4.000%	2/15/42	2,300	2,293
[1]	Greenville TX GO	4.000%	2/15/43	2,395	2,374
[1]	Greenville TX GO	4.000%	2/15/44	2,490	2,450
[20]	Greenwood Independent School District GO	4.000%	2/15/42	9,840	9,750
[20]	Greenwood Independent School District GO	4.000%	2/15/43	10,205	10,040
[20]	Greenwood Independent School District GO	4.000%	2/15/44	9,000	8,801
[20]	Gregory-Portland TX Independent School District GO	5.000%	2/15/40	6,240	6,792
[20]	Gregory-Portland TX Independent School District GO	5.000%	2/15/41	6,395	6,942
[20]	Gregory-Portland TX Independent School District GO	4.000%	2/15/43	16,550	16,459
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	125
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	1,948
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	431
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	497
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	525
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	813
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	228
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	601
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	423
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	327
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	679
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	782
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/34	1,000	1,045
[2]	Hale County TX GO	5.000%	3/15/37	1,720	1,905
[2]	Hale County TX GO	5.000%	3/15/38	1,485	1,639
[2]	Hale County TX GO	5.000%	3/15/39	1,900	2,090
[2]	Hale County TX GO	5.000%	3/15/40	1,800	1,971
[2]	Hale County TX GO	5.000%	3/15/41	2,000	2,176
[20]	Harlandale Independent School District GO	5.000%	8/15/40	2,140	2,351
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,092
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,059
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,100
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,266
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,566
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,737
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,424
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,298
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,463
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,219
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	13,440	14,886
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	7,625	8,623
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,473
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,936
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	4,900	5,279
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,000	5,570
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,464
	Harris County Flood Control District GO	4.000%	10/1/39	7,790	7,833
	Harris County Flood Control District GO	5.250%	10/1/39	2,500	2,795
	Harris County Flood Control District GO	5.250%	10/1/40	2,375	2,644
	Harris County Flood Control District GO	4.000%	9/15/41	1,520	1,510
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	2,000	2,003
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/32	5,015	5,250
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/35	4,115	4,145
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/37	1,640	1,647
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,898
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	69,690	70,100
[2]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/39	1,125	987
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/44	3,695	3,532

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX GO	5.000%	9/15/27	950	1,010
	Harris County TX GO	5.000%	10/1/27	7,415	7,890
	Harris County TX GO	5.000%	9/15/28	525	568
	Harris County TX GO	5.000%	9/15/28	2,500	2,705
	Harris County TX GO	5.000%	10/1/28	6,660	6,758
	Harris County TX GO	5.000%	9/15/29	1,635	1,800
	Harris County TX GO	5.000%	10/1/29	6,490	6,585
[1]	Harris County TX GO	5.250%	8/15/30	7,335	8,254
	Harris County TX GO	5.000%	9/15/30	4,000	4,459
	Harris County TX GO	5.000%	10/1/30	5,405	5,479
	Harris County TX GO	5.000%	10/1/30	4,000	4,199
	Harris County TX GO	5.000%	10/1/34	2,700	2,813
	Harris County TX GO	5.000%	10/1/35	4,215	4,263
	Harris County TX GO	5.000%	9/15/36	10,260	11,673
	Harris County TX GO	4.000%	10/1/36	690	703
	Harris County TX GO	4.000%	10/1/37	765	777
	Harris County TX GO	4.000%	9/15/39	2,250	2,265
	Harris County TX GO	4.000%	9/15/40	1,500	1,500
	Harris County TX GO	5.000%	10/1/40	17,000	17,143
	Harris County TX GO	5.000%	9/15/41	3,150	3,464
	Harris County TX GO	4.000%	10/1/41	2,000	1,984
	Harris County TX GO	4.000%	9/15/42	1,000	986
	Harris County TX GO	5.000%	9/15/42	5,090	5,560
	Harris County TX GO	4.000%	9/15/43	1,300	1,274
	Harris County TX GO	5.000%	9/15/43	7,500	8,159
	Harris County TX GO	5.000%	9/15/44	9,365	10,154
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,359
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,153
	Harris County TX Highway Revenue	5.000%	8/15/35	1,000	1,010
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/35	1,685	1,716
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/36	2,165	2,195
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/37	3,600	3,209
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/37	2,010	2,030
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/38	11,235	9,863
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/38	2,810	2,828
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/38	6,000	6,742
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/39	2,280	2,285
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/39	7,500	8,366
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/40	3,110	3,094
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/40	4,000	4,428
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/41	9,000	8,849
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/42	8,485	8,279
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/43	2,215	2,150
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	5,860	6,049
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/44	12,725	13,834
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,026
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,001
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,001
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,531
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,165
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,027
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,030
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/31	1,155	863
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/28	2,880	2,499
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/29	5,260	4,400
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/30	6,325	5,078
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/31	1,345	1,037
[20]	Hays Consolidated Independent School District GO	5.000%	2/15/41	4,150	4,497
[20]	Hays Consolidated Independent School District GO	5.000%	2/15/42	4,000	4,320
[20]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,660	2,615
	Hays County TX GO	5.000%	2/15/26	1,145	1,174
	Hays County TX GO	5.000%	2/15/27	1,105	1,155
	Hays County TX GO	5.000%	2/15/28	1,010	1,058
	Hays County TX GO	5.000%	2/15/28	1,695	1,776
	Hays County TX GO	5.000%	2/15/29	1,830	1,916
	Hays County TX GO	5.000%	2/15/29	1,615	1,691
	Hays County TX GO	5.000%	2/15/30	1,760	1,839
	Hays County TX GO	5.000%	2/15/30	2,175	2,273
	Hays County TX GO	5.000%	2/15/31	3,235	3,371
	Hays County TX GO	5.000%	2/15/31	1,590	1,657

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hays County TX GO	5.000%	2/15/32	1,800	1,873
	Hays County TX GO	5.000%	2/15/34	1,035	1,073
	Hays County TX GO	3.000%	2/15/38	1,565	1,359
	Hays County TX GO	3.000%	2/15/40	1,075	918
	Hays County TX GO	3.000%	2/15/41	1,365	1,151
[4]	Hays County TX Special Assessment Revenue	3.250%	9/15/30	255	229
[4]	Hays County TX Special Assessment Revenue	3.750%	9/15/40	580	480
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/36	525	576
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/37	350	383
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/38	315	342
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/41	1,000	1,012
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/44	1,300	1,320
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	535
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	1,004
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	539
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,548
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	485
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,355	1,417
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,970	2,118
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,307
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,925	2,067
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,411
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,600	1,594
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	951
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	944
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,040	1,901
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	965
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	920
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	1,000
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	1,099
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	736
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,471
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,011
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,071
[20]	Houston Independent School District GO	5.000%	2/15/26	1,905	1,955
[20]	Houston Independent School District GO	5.000%	2/15/28	10,000	10,463
[20]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,038
[20]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,302
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	4,850
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	3,911
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,267
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,277
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	5,785
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,673
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	10,483
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	5,757
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	3,833
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,228
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	7,880	8,219
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,739
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	8,010	8,521
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	3,804
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,642
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	883
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	1,000	1,013
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	10,000	11,306
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,689
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,385
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,238
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	1,565	1,642
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/41	3,695	4,053
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	5,540	6,052
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,049
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	4,470	4,863
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	2,425	2,632
	Houston TX GO	5.000%	3/1/26	1,535	1,575
	Houston TX GO	5.000%	3/1/27	6,025	6,315
	Houston TX GO	5.000%	3/1/27	125	131
	Houston TX GO	5.000%	3/1/28	10,025	10,461
	Houston TX GO	5.000%	3/1/28	150	160

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	5.000%	3/1/29	6,000	6,249
	Houston TX GO	5.000%	3/1/29	500	542
	Houston TX GO	5.000%	3/1/31	5,195	5,299
	Houston TX GO	5.000%	3/1/32	3,840	3,914
	Houston TX GO	5.000%	3/1/32	1,050	1,175
	Houston TX GO	4.000%	3/1/33	5,000	5,032
	Houston TX GO	5.000%	3/1/33	1,105	1,126
	Houston TX GO	5.000%	3/1/33	1,000	1,130
	Houston TX GO	4.000%	3/1/35	3,000	3,009
	Houston TX GO	3.000%	3/1/36	1,015	917
	Houston TX GO	3.000%	3/1/37	3,500	3,126
	Houston TX GO	3.000%	3/1/38	3,250	2,866
	Houston TX GO	5.000%	3/1/38	4,390	4,882
	Houston TX GO	5.000%	3/1/38	810	901
	Houston TX GO	3.000%	3/1/39	2,500	2,180
	Houston TX GO	5.000%	3/1/39	1,415	1,560
	Houston TX GO	3.000%	3/1/40	2,630	2,254
	Houston TX GO	5.000%	3/1/40	3,000	3,291
	Houston TX GO	5.250%	3/1/40	1,800	1,995
	Houston TX GO	3.000%	3/1/41	3,170	2,679
	Houston TX GO	5.000%	3/1/41	3,750	4,094
	Houston TX GO	5.000%	3/1/41	2,870	3,134
	Houston TX GO	5.000%	3/1/42	6,250	6,796
	Houston TX GO	5.000%	3/1/42	2,840	3,088
	Houston TX GO	5.000%	3/1/43	10,000	10,830
	Houston TX GO	5.000%	3/1/43	3,000	3,249
	Houston TX GO	5.250%	3/1/43	2,300	2,521
	Houston TX GO	5.000%	3/1/44	15,345	16,567
	Houston TX GO	5.000%	3/1/44	3,220	3,476
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,652
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,428
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	453
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,522
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	453
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	437
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	294
[20]	Humble Independent School District GO	5.000%	2/15/35	3,995	4,450
[20]	Humble Independent School District GO	5.000%	2/15/40	1,225	1,364
[20]	Humble Independent School District GO	3.000%	2/15/41	2,990	2,580
[20]	Humble Independent School District GO	5.000%	2/15/41	2,525	2,794
[20]	Humble Independent School District GO	5.000%	2/15/42	2,500	2,751
[20]	Humble Independent School District GO	5.000%	2/15/43	1,150	1,258
[20]	Humble Independent School District GO	5.000%	2/15/44	1,000	1,089
[20]	Humble Independent School District GO	5.000%	2/15/47	7,825	8,333
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/32	1,070	1,108
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	10,000	10,355
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	6,895	6,968
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	7,615	7,662
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	18,200	18,240
[2]	Hutto TX GO	5.000%	8/1/33	1,075	1,206
[2]	Hutto TX GO	5.000%	8/1/34	1,325	1,493
[2]	Hutto TX GO	5.000%	8/1/40	3,000	3,286
[2]	Hutto TX GO	5.000%	8/1/41	2,000	2,175
	Hutto TX GO	5.000%	8/1/42	3,265	3,476
[2]	Hutto TX GO	5.000%	8/1/42	2,250	2,435
[2]	Hutto TX GO	5.000%	8/1/43	5,250	5,658
[2]	Hutto TX GO	5.000%	8/1/44	6,200	6,660
[20]	Irving Independent School District GO	5.000%	2/15/27	1,615	1,694
[20]	Irving Independent School District GO	5.000%	2/15/39	4,400	4,827
[20]	Irving Independent School District GO	5.000%	2/15/40	4,840	5,273
[20]	Irving Independent School District GO	5.000%	2/15/41	4,000	4,329
[20]	Irving Independent School District GO	5.000%	2/15/42	8,890	9,563
[20]	Irving Independent School District GO	5.000%	2/15/43	3,820	4,095
	Irving TX GO	5.000%	9/15/26	1,940	2,017
	Irving TX GO	5.000%	9/15/27	2,020	2,144
	Irving TX GO	5.000%	9/15/36	1,135	1,264
	Irving TX GO	5.000%	9/15/39	1,315	1,444
	Irving TX GO	4.000%	9/15/40	6,050	6,083
	Irving TX GO	4.000%	9/15/41	6,050	6,034
	Irving TX GO	4.000%	9/15/42	6,050	5,982

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irving TX GO	4.000%	9/15/43	6,050	5,947
	Irving TX GO	4.000%	9/15/44	6,050	5,916
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	122
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	160
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	206
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	148
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	178
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	254
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	253
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	303
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	301
[20]	Jacksboro Independent School District GO	5.000%	2/15/38	2,680	2,999
[20]	Jacksboro Independent School District GO	5.000%	2/15/39	2,820	3,135
[20]	Jacksboro Independent School District GO	5.000%	2/15/40	2,965	3,281
[20]	Jacksboro Independent School District GO	5.000%	2/15/41	3,115	3,431
[20]	Jarrell Independent School District GO	3.000%	8/15/39	1,775	1,601
[20]	Jarrell Independent School District GO	3.000%	8/15/40	2,200	1,951
[20]	Jarrell Independent School District GO	5.000%	2/15/43	1,370	1,470
[20]	Johnson City Independent School District GO	5.000%	2/15/39	1,835	2,042
[20]	Johnson City Independent School District GO	5.000%	2/15/40	1,930	2,133
[20]	Johnson City Independent School District GO	5.000%	2/15/41	2,025	2,231
[20]	Johnson City Independent School District GO	5.000%	2/15/42	2,130	2,330
[20]	Johnson City Independent School District GO	5.000%	2/15/43	2,240	2,440
[20]	Johnson City Independent School District GO	5.000%	2/15/44	2,355	2,557
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/30	328	328
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/43	1,250	1,259
[20]	Joshua Independent School District GO	5.000%	8/15/31	500	558
[20]	Joshua Independent School District GO	5.000%	8/15/32	1,000	1,127
[20]	Joshua Independent School District GO	5.000%	8/15/33	550	624
[20]	Joshua Independent School District GO	5.000%	8/15/40	1,750	1,927
[20]	Joshua Independent School District GO	5.000%	8/15/41	1,070	1,173
[20]	Joshua Independent School District GO	5.000%	8/15/42	1,300	1,418
[20]	Joshua Independent School District GO	5.000%	8/15/43	1,675	1,814
[20]	Joshua Independent School District GO	5.000%	8/15/44	1,475	1,593
[4]	Justin TX Special Assessment Revenue	3.000%	9/1/31	225	203
[4]	Justin TX Special Assessment Revenue	3.375%	9/1/41	475	387
[20]	Katy Independent School District GO	5.000%	2/15/34	7,560	7,711
[20]	Katy Independent School District GO	4.000%	2/15/39	1,000	1,012
[20]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,260
[20]	Katy Independent School District GO	5.000%	2/15/40	3,180	3,446
[20]	Katy Independent School District GO	4.000%	2/15/41	1,025	1,031
[20]	Katy Independent School District GO	5.000%	2/15/41	4,500	4,861
[20]	Katy Independent School District GO	5.000%	2/15/42	5,000	5,384
[20]	Katy Independent School District GO	5.000%	2/15/42	4,000	4,349
[20]	Katy Independent School District GO	5.000%	2/15/43	3,000	3,223
[20]	Katy Independent School District GO	5.000%	2/15/43	1,725	1,868
[20]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	2,929
[20]	Kennedale Independent School District GO	4.000%	2/15/40	1,365	1,371
[20]	Kennedale Independent School District GO	4.000%	2/15/41	1,445	1,445
[20]	Kennedale Independent School District GO	4.000%	2/15/42	1,425	1,419
[20]	Kennedale Independent School District GO	4.000%	2/15/43	1,140	1,131
[20]	Kilgore Independent School District GO	3.000%	2/15/39	4,455	3,960
	Killeen TX GO	4.000%	8/1/40	1,910	1,894
	Killeen TX GO	4.000%	8/1/43	6,915	6,706
[20]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,057
[20]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,079
[4]	Kyle TX Special Assessment Revenue	4.500%	9/1/33	504	501
[4]	Kyle TX Special Assessment Revenue	5.250%	9/1/43	1,542	1,561
[20]	La Porte TX Independent School District GO	5.000%	2/15/37	2,500	2,820
[20]	La Porte TX Independent School District GO	5.000%	2/15/38	2,000	2,249
[20]	La Porte TX Independent School District GO	5.000%	2/15/39	6,790	7,577
[20]	La Porte TX Independent School District GO	5.000%	2/15/40	2,750	3,052
[20]	La Porte TX Independent School District GO	5.000%	2/15/41	2,880	3,184
[20]	La Porte TX Independent School District GO	5.000%	2/15/42	3,015	3,318

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	La Porte TX Independent School District GO	5.000%	2/15/43	3,155	3,456
[20]	La Vega Independent School District GO	5.000%	2/15/39	1,000	1,113
[20]	La Vega Independent School District GO	5.000%	2/15/40	1,075	1,191
[20]	La Vega Independent School District GO	5.000%	2/15/41	1,905	2,100
[20]	La Vega Independent School District GO	5.000%	2/15/42	2,000	2,192
[20]	La Vega Independent School District GO	5.000%	2/15/43	2,080	2,261
[20]	La Vega Independent School District GO	5.000%	2/15/44	1,445	1,563
[20]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	999
[20]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,138
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	280	289
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	275	286
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	300	312
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/31	325	338
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	475	459
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	431
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/34	625	545
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	475	449
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	475	445
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/38	825	667
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/39	975	773
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/40	900	700
[4]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/32	400	392
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,073
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,414
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/34	2,585	2,678
[20]	Lamar Consolidated Independent School District GO	3.000%	2/15/38	2,000	1,851
[20]	Lamar Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,816
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/39	5,000	5,512
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/40	7,000	7,682
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	9,000	9,834
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	2,100	2,315
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	10,000	10,887
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	2,700	2,959
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5,945	6,127
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	11,155	12,091
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	2,100	2,294
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/44	4,600	5,010
[20]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,013
[20]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	1,012
[20]	Laredo Independent School District GO	4.000%	8/1/42	1,000	992
	Laredo TX GO	5.000%	2/15/37	1,000	1,103
	Laredo TX GO	5.000%	2/15/38	1,715	1,886
	Laredo TX GO	4.000%	2/15/39	3,085	3,099
	Laredo TX GO	4.000%	2/15/40	3,670	3,677
	Laredo TX GO	4.125%	2/15/41	2,340	2,358
	Laredo TX GO	4.125%	2/15/42	4,045	4,068
	Laredo TX GO	4.250%	2/15/43	3,270	3,311
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	303
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	237
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	554
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/38	750	822
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	627
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/39	550	600
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/41	1,175	1,264
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/42	600	643
[4,6]	Lavon TX Special Assessment Revenue	4.250%	9/15/31	100	100
[4,6]	Lavon TX Special Assessment Revenue	4.375%	9/15/31	150	148
[4]	Lavon TX Special Assessment Revenue	3.875%	9/15/32	537	507
[4]	Lavon TX Special Assessment Revenue	5.875%	9/15/42	1,108	1,125
[4,6]	Lavon TX Special Assessment Revenue	5.000%	9/15/44	429	429
[4,6]	Lavon TX Special Assessment Revenue	5.125%	9/15/44	600	584
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,514
[20]	Leander Independent School District GO	3.000%	8/15/34	5,740	5,442
[20]	Leander Independent School District GO	4.000%	2/15/39	4,090	4,131
[20]	Leander Independent School District GO	4.000%	2/15/40	4,255	4,274
[20]	Leander Independent School District GO	4.000%	2/15/41	10,410	10,411
[20]	Leander Independent School District GO	5.000%	2/15/42	8,830	9,613
[20]	Leander Independent School District GO	4.250%	2/15/43	4,000	4,055
	Leander TX GO	5.000%	8/15/42	1,490	1,627
	Leander TX GO	5.000%	8/15/43	1,550	1,685

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,651
[20]	Lewisville Independent School District GO	5.000%	8/15/27	4,230	4,485
[20]	Lewisville Independent School District GO	5.000%	8/15/42	10,000	10,964
[20]	Lewisville Independent School District GO	5.000%	8/15/43	22,060	24,096
[20]	Lewisville Independent School District GO	5.000%	8/15/44	1,815	1,977
	Lewisville TX GO	5.000%	2/15/28	3,290	3,497
	Lewisville TX GO	5.000%	2/15/29	3,465	3,740
	Lewisville TX GO	4.000%	2/15/38	2,250	2,275
	Lewisville TX GO	4.000%	2/15/42	2,550	2,507
[20]	Liberty Hill Independent School District GO	5.000%	2/1/37	1,000	1,111
[20]	Liberty Hill Independent School District GO	5.000%	2/1/38	4,990	5,470
[20]	Liberty Hill Independent School District GO	5.000%	2/1/38	535	593
[20]	Liberty Hill Independent School District GO	5.000%	2/1/39	4,770	5,199
[20]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,282
[20]	Liberty Hill Independent School District GO	5.000%	2/1/40	4,850	5,268
[20]	Liberty Hill Independent School District GO	5.000%	2/1/40	1,100	1,206
[20]	Liberty Hill Independent School District GO	3.000%	2/1/41	2,000	1,701
[20]	Liberty Hill Independent School District GO	5.000%	2/1/41	1,180	1,288
[20]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,945	2,098
[20]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,605	1,743
[20]	Liberty Hill Independent School District GO	5.000%	2/1/43	1,600	1,732
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	636
[4]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	192
[20]	Little Elm Independent School District GO	5.000%	8/15/42	1,910	2,095
[20]	Little Elm Independent School District GO	5.000%	8/15/43	2,070	2,262
[20]	Little Elm Independent School District GO	5.000%	8/15/47	6,620	7,128
[20]	Longview Independent School District GO	5.000%	2/15/40	4,000	4,449
[20]	Longview Independent School District GO	5.000%	2/15/41	4,780	5,291
[20]	Longview Independent School District GO	5.000%	2/15/42	9,755	10,743
[20]	Longview Independent School District GO	5.000%	2/15/43	4,755	5,215
[20]	Longview Independent School District GO	5.000%	2/15/44	4,250	4,646
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	2,000	2,223
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	1,750	1,958
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,862
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/42	1,250	1,343
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/43	1,480	1,583
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/44	1,650	1,756
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/45	1,675	1,778
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	15,070	15,646
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	5,300	5,306
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	4,500	4,505
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,470	4,475
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,635	1,647
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,375	1,407
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,750	1,879
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,350	1,489
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,420	1,430
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	2,250	2,408
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	3,000	3,201
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,245	1,345
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	2,010	2,111
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	4,250	4,519
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	1,500	1,614
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	3,065	3,214
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	4,500	4,775
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	1,250	1,342
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,060	1,133
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,592
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,600
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	3,000	3,231
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/38	1,870	2,064
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,000	2,124
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,635	9,250
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,000	1,085
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/39	2,190	2,402
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,710	2,865
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,570	2,779
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	17,345	18,493
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/40	2,000	2,186
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	4,250	4,477

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	13,475	14,319
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	4,250	4,648
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/41	1,000	1,089
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/42	5,350	5,826
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/42	2,000	2,169
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/43	8,000	7,904
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/43	8,650	9,361
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	3,395	3,468
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	9,250	9,978
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/34	3,015	3,282
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/36	5,250	5,683
	Lubbock County TX GO	4.000%	2/15/42	2,040	2,019
	Lubbock County TX GO	4.000%	2/15/43	2,335	2,303
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/34	1,825	1,859
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/35	4,415	4,478
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/36	3,620	3,658
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/37	7,510	6,439
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/38	3,420	3,432
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/39	3,640	3,946
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/40	10,095	8,230
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/40	3,820	4,109
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/41	4,010	4,282
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/42	2,000	2,128
	Lubbock TX GO	4.000%	2/15/31	1,525	1,535
	Lubbock TX GO	4.000%	2/15/32	1,425	1,433
	Lubbock TX GO	4.000%	2/15/33	1,000	1,005
	Lubbock TX GO	4.000%	2/15/41	1,195	1,198
[20]	Lubbock-Cooper Independent School District GO	5.000%	2/15/44	1,895	2,055
[20]	Lubbock-Cooper Independent School District GO	4.000%	2/15/47	1,475	1,441
[20]	Lumberton Independent School District GO	3.000%	2/15/40	1,415	1,228
[20]	Mabank Independent School District GO	5.000%	8/15/42	2,355	2,560
	Mainland College GO	4.000%	8/15/30	650	675
	Mainland College GO	4.000%	8/15/31	795	821
	Mainland College GO	4.000%	8/15/32	560	576
	Mainland College GO	4.000%	8/15/33	510	522
	Mainland College GO	4.000%	8/15/34	635	648
	Mainland College GO	4.000%	8/15/35	500	509
	Mainland College GO	4.000%	8/15/36	1,000	1,014
	Mainland College GO	4.000%	8/15/37	750	758
	Mainland College GO	4.000%	8/15/38	750	756
	Mainland College GO	4.000%	8/15/39	1,680	1,690
	Mainland College GO	4.000%	8/15/40	895	898
[20]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,092
[20]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,078
[20]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,067
[20]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	2,059
	Mansfield TX GO	5.000%	2/15/39	1,000	1,091
	Mansfield TX GO	5.000%	2/15/42	4,210	4,558
	Mansfield TX GO	5.000%	2/15/43	4,425	4,774
	Mansfield TX GO	5.000%	2/15/44	4,650	5,002
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/42	1,100	1,195
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/43	1,120	1,212
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/44	1,010	1,090
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue (Central Power & Light Company Project)	2.600%	11/1/29	10,000	9,450
[20]	McGregor Independent School District GO	5.000%	2/15/42	1,250	1,367
[20]	McKinney Independent School District GO	5.000%	2/15/37	2,000	2,094
[20]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,416
[20]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,382
	McKinney TX GO	5.000%	8/15/33	275	311
	McKinney TX GO	3.500%	8/15/34	775	779
	McKinney TX GO	3.625%	8/15/35	780	785
	McKinney TX GO	3.750%	8/15/37	1,065	1,066
	McKinney TX GO	3.875%	8/15/39	1,830	1,833
	McKinney TX GO	3.875%	8/15/40	1,900	1,895
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/32	350	393
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/33	700	785
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/34	500	558

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/35	570	633
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/36	1,000	1,105
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/37	750	827
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/38	750	825
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/39	1,000	1,093
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/40	725	787
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/42	1,000	1,078
[20]	Medina Valley Independent School District GO	5.000%	2/15/41	8,390	9,180
[20]	Medina Valley Independent School District GO	5.000%	2/15/42	11,475	12,492
[20]	Medina Valley Independent School District GO	5.000%	2/15/43	5,000	5,423
[20]	Melissa Independent School District GO	5.000%	2/1/32	500	560
[20]	Melissa Independent School District GO	5.000%	2/1/33	600	677
[20]	Melissa Independent School District GO	5.000%	2/1/34	1,000	1,133
[20]	Melissa Independent School District GO	5.000%	2/1/41	1,350	1,489
[20]	Melissa Independent School District GO	5.000%	2/1/42	1,000	1,091
[20]	Melissa Independent School District GO	5.000%	2/1/42	1,320	1,448
[20]	Melissa Independent School District GO	5.000%	2/1/43	1,790	1,952
[20]	Melissa Independent School District GO	5.000%	2/1/44	1,775	1,926
[10]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	338	3
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,000	2,957
[20]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,216
[20]	Midland Independent School District GO	4.000%	2/15/39	4,500	4,567
[20]	Midland Independent School District GO	4.000%	2/15/40	1,985	2,004
[20]	Midland Independent School District GO	4.000%	2/15/41	2,900	2,912
[20]	Midland Independent School District GO	4.000%	2/15/42	12,855	12,833
[20]	Midland Independent School District GO	4.000%	2/15/43	23,945	23,770
[20]	Midland Independent School District GO	4.000%	2/15/44	21,650	21,454
	Midland TX GO	4.000%	2/15/38	3,000	3,055
	Midland TX GO	4.000%	2/15/40	4,450	4,497
	Midland TX GO	4.000%	2/15/41	7,000	7,041
	Midland TX GO	4.000%	3/1/42	1,050	1,036
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	100	99
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	245
	Mont Belvieu TX GO	4.000%	8/15/37	1,745	1,756
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	530
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	691
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	716
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,532
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,117
	Montgomery County TX GO	4.000%	3/1/29	11,625	11,962
	Montgomery County TX GO	4.000%	3/1/30	13,500	13,850
	Montgomery County TX GO	5.000%	3/1/31	16,450	16,879
	Montgomery County TX GO	5.000%	3/1/32	16,910	17,340
[6,20]	Montgomery Independent School District GO	5.000%	2/15/31	1,350	1,499
[6,20]	Montgomery Independent School District GO	5.000%	2/15/32	1,715	1,919
[6,20]	Montgomery Independent School District GO	5.000%	2/15/33	1,880	2,120
[20]	Montgomery Independent School District GO	4.000%	2/15/34	6,115	6,124
[20]	Montgomery Independent School District GO	5.000%	2/15/40	4,395	4,784
[20]	New Braunfels Independent School District GO	3.000%	2/1/39	2,970	2,638
	New Braunfels TX GO	4.000%	2/1/34	1,630	1,631
[20]	New Caney Independent School District GO	5.000%	2/15/27	1,000	1,048
[20]	New Caney Independent School District GO	5.000%	2/15/28	525	561
[20]	New Caney Independent School District GO	5.000%	2/15/29	1,300	1,413
[20]	New Caney Independent School District GO	5.000%	2/15/34	2,750	2,761
[20]	New Caney Independent School District GO	5.000%	2/15/39	1,300	1,440
[20]	New Caney Independent School District GO	5.000%	2/15/40	3,500	3,859
[20]	New Caney Independent School District GO	5.000%	2/15/41	3,850	4,226
[20]	New Caney Independent School District GO	5.000%	2/15/41	1,000	1,102
[20]	New Caney Independent School District GO	5.000%	2/15/42	4,150	4,534
[20]	New Caney Independent School District GO	5.000%	2/15/42	1,000	1,096
[20]	New Caney Independent School District GO	5.000%	2/15/43	1,650	1,796
[20]	New Caney Independent School District PUT GO	4.000%	8/15/27	1,280	1,308
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,529
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	3,729
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,613
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,085
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,130
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,302
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	2,971
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,684

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,845	2,780
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/32	840	765
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/37	1,155	976
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/42	1,825	1,411
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	3,920	3,920
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,470	3,470
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/34	1,500	1,482
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,695
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,400
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,250	1,275
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,265
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,006
[4,5]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	4.400%	11/1/24	69,645	69,645
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,352
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,434
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,511
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,588
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,668
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,494
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,121
[20]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,266
[20]	North East TX Independent School District GO	3.000%	8/1/38	1,200	1,092
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,395
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	383
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	683
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	531
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/31	243	225
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	3,153	3,059
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,242
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/35	1,075	990
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/37	4,490	4,049
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	70	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	11,735	11,992
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,005
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	4,663
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,753
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,175	17,949
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,252
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,032
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	4,810	5,210
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,617
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	1,959
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,180	6,760
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	15,216
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,032
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,150
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,443
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,350	2,611
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,465	3,827
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	13,635
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	48,158
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	16,330
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,678
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,003
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	6,180	6,933
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	10,000	11,137
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,596
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,037
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	44,605
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	10,250
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,131

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,498
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	835	945
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	1,250	1,415
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	11,710	13,164
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,046
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,030
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	33,113
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,525
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,412
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	8,033
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,576
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	8,935	10,120
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	6,905	7,867
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,010
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	6,515
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,042
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,178
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,233
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	13,269
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,106
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,356
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	1,961
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,252
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,091
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	10,000	10,006
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	2,981
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	37,722
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,323
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,487
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,080
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,515
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	11,741
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	500	507
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,500	10,340
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	15,250	15,357
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	11,265	12,221
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	1,135	1,118
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	1,500	1,640
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	3,000	3,308
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/42	5,575	6,216
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	37,685	38,740
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,250	1,362
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/44	4,275	4,737
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,000	12,645
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/25	2,185	2,190
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,354
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	7,000	5,884
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	15,195	12,261
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	15,860	12,285
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	13,000	9,682
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	43,080	30,794
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	12,500	8,566
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,000	6,567
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	7,310	4,598
[20]	Northside Independent School District GO	5.000%	6/15/27	2,235	2,308
[20]	Northside Independent School District GO	5.000%	8/1/37	1,000	1,113
[20]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,104
[20]	Northside Independent School District GO	3.000%	6/1/40	1,000	868
[20]	Northside Independent School District GO	5.000%	8/1/40	1,485	1,629
[20]	Northside Independent School District GO	5.000%	8/15/40	1,500	1,662
[20]	Northside Independent School District GO	5.000%	8/1/41	3,000	3,274
[20]	Northside Independent School District GO	5.000%	8/1/42	2,165	2,355
[20]	Northside Independent School District GO	5.000%	8/15/42	1,500	1,643
[20]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,795
[20]	Northside Independent School District GO PUT	3.000%	8/1/26	43,495	43,188
[20]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	3,986
[20]	Northwest Independent School District GO	5.000%	2/15/32	1,000	1,123
[20]	Northwest Independent School District GO	5.000%	2/15/33	1,175	1,333
[20]	Northwest Independent School District GO	5.000%	2/15/34	1,500	1,697
[20]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,454

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Northwest Independent School District GO	5.000%	2/15/39	2,000	2,189
[20]	Northwest Independent School District GO	5.000%	2/15/39	1,035	1,144
[20]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,571
[20]	Northwest Independent School District GO	5.000%	2/15/40	2,055	2,237
[20]	Northwest Independent School District GO	5.000%	2/15/40	4,500	4,898
[20]	Northwest Independent School District GO	5.000%	2/15/41	4,800	5,198
[20]	Northwest Independent School District GO	5.000%	2/15/41	1,125	1,230
[20]	Northwest Independent School District GO	4.000%	2/15/42	7,000	6,952
[20]	Northwest Independent School District GO	5.000%	2/15/42	1,735	1,890
[20]	Northwest Independent School District GO	5.000%	2/15/42	1,960	2,135
[20]	Northwest Independent School District GO	4.000%	2/15/43	5,800	5,739
[20]	Northwest Independent School District GO	5.000%	2/15/43	2,705	2,937
[20]	Northwest Independent School District GO	5.000%	2/15/43	1,840	1,997
[20]	Northwest Independent School District GO	5.000%	2/15/44	4,090	4,425
[20]	Northwest Independent School District GO	5.000%	2/15/44	2,635	2,851
	Nueces County TX GO	4.000%	2/15/34	480	491
	Nueces County TX GO	4.000%	2/15/36	640	647
	Nueces County TX GO	4.000%	2/15/39	1,250	1,241
	Odessa Junior College District GO	5.000%	8/15/26	770	797
	Odessa Junior College District GO	5.000%	8/15/28	660	698
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,185
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,005
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,896
	Odessa TX GO	3.000%	3/1/33	5,355	5,041
	Odessa TX GO	3.000%	3/1/34	2,685	2,488
	Odessa TX GO	3.000%	3/1/35	2,425	2,211
[20]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,100
[20]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,210
[20]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,322
[20]	Pampa Independent School District GO	5.000%	8/15/39	1,000	1,118
[20]	Pampa Independent School District GO	5.000%	8/15/41	2,280	2,524
[20]	Pampa Independent School District GO	5.000%	8/15/43	1,045	1,140
[20]	Pampa Independent School District GO	5.000%	8/15/44	1,340	1,455
[20]	Pasadena Independent School District GO	5.000%	2/15/40	3,280	3,629
[20]	Pasadena Independent School District GO	5.000%	2/15/41	1,585	1,748
[20]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,099
[20]	Pasadena Independent School District GO	5.000%	2/15/43	3,500	3,833
	Pasadena TX GO	4.000%	2/15/30	1,765	1,767
[20]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,101
[20]	Pearland Independent School District GO	5.000%	2/15/31	825	842
[20]	Pearland Independent School District GO	5.000%	2/15/42	7,140	7,483
[20]	Pearland Independent School District GO, Prere.	5.000%	2/15/26	175	179
	Pearland TX GO	5.000%	3/1/30	2,285	2,338
[2]	Pearland TX GO	5.000%	9/1/31	510	568
[2]	Pearland TX GO	5.000%	9/1/32	735	828
[2]	Pearland TX GO	5.000%	9/1/34	540	607
[2]	Pearland TX GO	5.000%	9/1/35	565	633
[2]	Pearland TX GO	5.000%	9/1/36	605	673
[2]	Pearland TX GO	5.250%	9/1/37	460	518
[2]	Pearland TX GO	5.250%	9/1/38	475	533
[2]	Pearland TX GO	5.250%	9/1/39	1,020	1,140
[2]	Pearland TX GO	5.250%	9/1/40	1,070	1,191
[2]	Pearland TX GO	5.250%	9/1/41	1,000	1,108
[2]	Pearland TX GO	5.250%	9/1/42	1,000	1,104
[2]	Pearland TX GO	5.250%	9/1/43	700	771
	Pearland TX GO, Prere.	5.000%	3/1/26	7,290	7,466
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	1,250	1,332
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/29	1,240	1,322
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,275	1,345
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,053
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/37	1,300	1,366
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/37	1,000	1,071
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/38	1,500	1,602
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/39	1,500	1,595
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/40	1,100	1,166
[20]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/43	4,500	4,405
[20]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	2,255	2,383
[20]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	1,695	1,791
[20]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	740	782
[20]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	960	1,015

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/26	4,000	4,142
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	13,000	14,969
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	20,415	22,679
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	3,250	3,270
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	28,185	31,171
[20]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,458
[20]	Pflugerville Independent School District GO	5.000%	2/15/35	5,000	5,475
[20]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,481
[20]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,089
[20]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,054
	Pflugerville Independent School District GO	4.000%	2/15/42	6,905	6,758
	Pflugerville TX GO	4.000%	8/1/38	1,770	1,781
	Pflugerville TX GO	4.000%	8/1/39	1,930	1,934
	Pflugerville TX GO	5.000%	8/1/40	1,300	1,408
	Pflugerville TX GO	5.000%	8/1/40	3,445	3,732
	Pflugerville TX GO	4.000%	8/1/41	890	883
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	236
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	260
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	716
[20]	Plano Independent School District GO	5.000%	2/15/28	12,745	13,046
	Plano Independent School District GO	5.000%	2/15/43	10,190	10,978
	Plano TX GO	5.000%	9/1/28	2,200	2,374
	Plano TX GO	4.000%	9/1/41	4,875	4,894
[20]	Port Arthur Independent School District GO	4.000%	2/15/30	2,060	2,078
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/27	1,000	1,061
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/29	1,750	1,914
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/35	1,525	1,548
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/37	3,355	3,380
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/40	4,150	4,528
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/41	5,000	5,419
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/42	3,800	4,093
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/43	7,500	8,047
[20]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/39	2,305	1,669
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,683
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,350
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,579
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,259
[20]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,377
[20]	Prosper Independent School District GO	3.000%	2/15/38	4,605	4,154
[20]	Prosper Independent School District GO	3.000%	2/15/41	4,635	4,008
[20]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,995	2,013
[20]	Rankin Independent School District GO	5.000%	2/15/30	1,000	1,077
[20]	Rankin Independent School District GO	5.000%	2/15/31	1,460	1,567
[20]	Rankin Independent School District GO	5.000%	2/15/32	1,320	1,413
[20]	Rankin Independent School District GO	5.000%	2/15/34	640	663
[20]	Red Oak Independent School District GO	5.000%	2/15/39	2,365	2,631
[20]	Red Oak Independent School District GO	5.000%	2/15/40	2,485	2,746
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,002
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	995
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	911
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	814
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,434
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	920
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/35	20,000	23,011
[20]	Richardson Independent School District GO	5.000%	2/15/38	3,000	3,308
[20]	Richardson Independent School District GO	3.000%	2/15/39	1,000	895
[20]	Richardson Independent School District GO	5.000%	2/15/40	4,340	4,744
[20]	Richardson Independent School District GO	3.000%	2/15/41	1,000	864
[20]	Richardson Independent School District GO	5.000%	2/15/41	3,510	3,813
[20]	Richardson Independent School District GO	5.000%	2/15/42	3,300	3,573
[20]	Rockwall Independent School District GO	5.000%	2/15/38	1,450	1,611
	Round Rock Independent School District GO	3.000%	8/1/34	2,010	1,844
[1]	Royse City TX GO	4.125%	8/15/42	1,000	1,015
[20]	Royse City TX Independent School District GO	5.000%	2/15/40	5,415	5,942
[20]	Royse City TX Independent School District GO	5.000%	2/15/41	2,500	2,732
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,702
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,161
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,805	1,870
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/43	1,570	1,552
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	4,560	4,507

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/43	2,335	2,302
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/33	2,110	1,979
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/35	2,425	2,212
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/36	2,580	2,327
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/37	720	643
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/38	2,805	2,472
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/39	2,985	2,609
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/40	3,125	2,677
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/41	3,295	2,782
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/33	20,000	22,218
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/34	17,500	19,357
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/35	21,625	23,823
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/36	35,700	39,204
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/37	36,485	39,904
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,757
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	12,416
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	7,963
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	15,609
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,598
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	5,923
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	5,135
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	11,967
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	1,620	1,777
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	1,760	1,732
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	32,480	31,038
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	2,165	2,396
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	4,000	4,183
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,460	4,589
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,150	2,402
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,185	4,671
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,030
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,553
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	16,005	17,268
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,055
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	19,798
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	1,265	1,444
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,129
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	16,973
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	2,720	2,804
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	4,270
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	7,000	7,776
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	5,000	5,554
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,638
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,500	3,852
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,500	3,852
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	1,750	1,926
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	6,730	7,436
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,910	4,320
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	4,986
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	3,000	3,286
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	1,750	1,917
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	6,000	6,596
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	1,705	1,874
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	5,000	5,453
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	3,000	3,272
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	14,120	15,453
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	4,000	4,378
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,661
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	10,000	9,890
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	7,500	8,146
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	3,000	3,258
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	15,310	16,684
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	4,000	4,359
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/43	6,230	6,918
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	6,730	7,286
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	2,720	2,945
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	9,000	9,775
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	3,000	3,258
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/44	4,000	4,428
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	7,000	7,317

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,928
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,319
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,240	10,239
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,479
	San Antonio TX GO	5.000%	2/1/25	10,000	10,039
	San Antonio TX GO	5.000%	2/1/32	1,500	1,690
	San Antonio TX GO	5.000%	2/1/32	1,750	1,972
	San Antonio TX GO	5.000%	2/1/33	1,500	1,702
	San Antonio TX GO	5.000%	2/1/33	2,500	2,837
	San Antonio TX GO	4.000%	8/1/35	9,170	9,297
	San Antonio TX GO	4.000%	8/1/35	2,355	2,420
	San Antonio TX GO	3.000%	8/1/38	2,625	2,316
	San Antonio TX GO	5.000%	2/1/39	2,125	2,364
	San Antonio TX GO	3.000%	8/1/39	2,705	2,341
	San Antonio TX GO	5.000%	2/1/40	2,250	2,487
	San Antonio TX GO	5.000%	2/1/41	3,000	3,300
	San Antonio TX GO	5.000%	2/1/42	5,000	5,478
	San Antonio TX GO	5.000%	2/1/43	7,075	7,721
	San Antonio TX GO	5.000%	2/1/44	6,710	7,300
[4]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	4.400%	11/1/24	18,000	18,000
[20]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,746
[20]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,031
[20]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,035
[20]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,034
[20]	San Antonio TX Independent School District GO	3.000%	8/15/38	1,170	1,052
[20]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	2,849
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,164
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,430
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,435
	San Antonio Water System Water Revenue	5.000%	5/15/33	1,750	1,997
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	7,222
	San Antonio Water System Water Revenue	5.000%	5/15/34	1,750	2,008
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	6,697
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,819
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,185	2,505
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,606
	San Antonio Water System Water Revenue	5.000%	5/15/36	1,750	1,999
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,352
	San Antonio Water System Water Revenue	5.000%	5/15/37	9,460	10,765
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,556
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	5,779
	San Antonio Water System Water Revenue	5.000%	5/15/38	1,125	1,207
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,736
	San Antonio Water System Water Revenue	4.000%	5/15/40	2,435	2,452
	San Antonio Water System Water Revenue	4.000%	5/15/42	8,750	8,735
	San Antonio Water System Water Revenue	5.000%	5/15/43	9,725	10,080
	San Antonio Water System Water Revenue	5.000%	5/15/44	3,800	4,145
	San Antonio Water System Water Revenue	5.000%	5/15/45	5,750	6,237
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,796
[20]	San Augustine Independent School District GO	5.000%	2/15/26	1,360	1,394
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,026
	San Jacinto Community College District GO	4.000%	2/15/35	750	765
	San Jacinto Community College District GO	4.000%	2/15/36	700	711
[20]	San Marcos Consolidated Independent School District GO	5.000%	8/15/41	5,445	5,977
[20]	San Marcos Consolidated Independent School District GO	5.000%	8/15/43	7,725	8,396
	San Marcos TX GO	4.000%	8/15/36	1,280	1,304
[20]	Sanger Independent School District GO	4.000%	8/15/38	1,470	1,492
[20]	Sanger Independent School District GO	4.000%	8/15/39	1,630	1,652
[20]	Sanger Independent School District GO	4.000%	8/15/40	3,595	3,624
[20]	Sanger Independent School District GO	4.000%	8/15/41	4,820	4,831
[20]	Sanger Independent School District GO	4.000%	8/15/42	3,525	3,529
	Sherman TX GO	5.000%	8/15/48	3,395	3,661
[20]	Sherman TX Independent School District GO	5.000%	2/15/39	1,000	1,045
[20]	Sherman TX Independent School District GO	5.000%	2/15/40	4,000	4,399
[20]	Sherman TX Independent School District GO	5.000%	2/15/41	5,215	5,698
[20]	Sherman TX Independent School District GO	5.000%	2/15/43	5,245	5,666
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/37	400	447
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/38	515	574
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/39	700	775
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/40	2,750	3,026

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/41	865	946
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/42	1,000	1,088
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/43	1,235	1,337
	Smith County TX GO	4.000%	8/15/37	5,460	5,495
	Smith County TX GO	5.000%	8/15/43	7,000	7,477
[20]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,217
[20]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,146
[20]	Socorro Independent School District GO	5.000%	8/15/34	4,605	4,895
[20]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,705
[20]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,559
[20]	Socorro Independent School District GO	5.000%	8/15/39	9,585	10,095
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/26	2,520	2,617
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/26	700	727
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/28	2,725	2,826
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/28	745	787
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,615	1,698
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/32	1,375	1,559
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/34	1,825	2,079
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/35	2,200	2,211
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/36	2,710	2,713
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/37	1,000	1,126
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	560	595
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	200	215
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	500	544
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/31	425	436
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	457
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/34	225	228
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	225	227
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	350	353
[20]	Southwest Independent School District GO	5.000%	2/1/35	1,000	1,110
[20]	Southwest Independent School District GO	5.000%	2/1/36	600	663
[20]	Southwest Independent School District GO	3.000%	2/1/37	3,000	2,770
[20]	Southwest Independent School District GO	5.000%	2/1/37	1,035	1,142
[20]	Southwest Independent School District GO	3.000%	2/1/38	4,000	3,670
[20]	Southwest Independent School District GO	5.000%	2/1/38	875	963
[20]	Southwest Independent School District GO	3.000%	2/1/39	3,000	2,710
[20]	Southwest Independent School District GO	5.000%	2/1/39	1,615	1,768
[20]	Southwest Independent School District GO	5.000%	2/1/40	2,000	2,180
[20]	Southwest Independent School District GO	5.000%	2/1/41	2,250	2,443
[20]	Southwest Independent School District GO	4.000%	2/1/43	1,400	1,393
[20]	Spring Branch Independent School District GO	5.000%	2/1/28	4,310	4,598
[20]	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	3,598
[20]	Spring Branch Independent School District GO	4.000%	2/1/40	4,845	4,868
[20]	Spring Branch Independent School District GO	4.000%	2/1/42	3,565	3,537
[20]	Spring Branch Independent School District GO	4.000%	2/1/44	4,015	3,969
[20]	Spring Branch Independent School District GO	4.000%	2/1/45	6,160	6,071
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,380
[20]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,370
[20]	Spring Independent School District GO	5.000%	8/15/33	8,565	8,831
[20]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,268
[20]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,176
[20]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,108
[20]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,136
	Spring Independent School District GO	4.000%	8/15/39	10,500	10,540
	Spring Independent School District GO	4.000%	8/15/40	5,920	5,917
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	631
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,348
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,047
	Stephen F Austin State University College & University Revenue	5.000%	10/15/42	5,950	6,205
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,521
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,012

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,329
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,543
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,358
	Tarrant County College District GO	4.000%	8/15/41	2,000	1,999
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	855	879
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,587
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,049
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,126
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,100	1,173
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,945	2,104
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,495	2,730
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,685	1,858
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	30,000	33,210
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,002
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	800
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,150
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	7,292
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	1,925	1,890
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/28	4,195	4,317
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/30	3,055	3,134
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/31	1,565	1,604
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/32	2,800	2,868
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,965	6,099
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	10,830	11,776
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	15,715	17,308
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.220%	11/1/24	5,350	5,350
	Tarrant County Hospital District GO	5.000%	8/15/25	425	431
	Tarrant County Hospital District GO	5.000%	8/15/26	1,000	1,036
	Tarrant County Hospital District GO	5.250%	8/15/36	1,000	1,111
	Tarrant County Hospital District GO	5.250%	8/15/37	1,000	1,107
	Tarrant County Hospital District GO	5.250%	8/15/38	1,500	1,654
	Tarrant County Hospital District GO	5.250%	8/15/39	1,820	1,998
	Tarrant County Hospital District GO	4.000%	8/15/43	9,000	8,909
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/43	2,500	2,486
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	330	345
	Tarrant County TX GO	5.000%	7/15/32	500	559
	Tarrant County TX GO	4.000%	7/15/40	5,340	5,366
	Tarrant County TX GO	4.000%	7/15/41	2,055	2,053
	Tarrant County TX GO	4.000%	7/15/42	6,110	6,049
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/33	18,745	21,306
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/34	4,400	5,031
[20]	Taylor Independent School District TX GO	4.000%	2/15/40	1,550	1,564
	Taylor TX GO	4.000%	8/15/44	1,775	1,715
	Temple TX GO	4.000%	8/1/40	1,865	1,845
	Temple TX GO	4.000%	8/1/41	4,435	4,358
	Temple TX GO	4.000%	8/1/41	1,905	1,872
	Temple TX GO	4.000%	8/1/42	1,575	1,537
	Temple TX GO	4.000%	8/1/43	5,425	5,268
[20]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,508
[20]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,644
[20]	Temple TX Independent School District GO	4.000%	2/1/42	3,000	2,999
	Texas A&M University College & University Revenue	3.000%	5/15/38	1,655	1,474
[20]	Texas City TX Independent School District GO	5.000%	8/15/28	1,860	1,997
[20]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,443
[20]	Texas City TX Independent School District GO	4.000%	8/15/40	1,250	1,252
[20]	Texas City TX Independent School District GO	4.000%	8/15/41	1,610	1,598
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/37	1,465	1,489
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/42	3,085	3,130
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	7,675	7,535
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	8,575	9,109
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	6,515	6,953
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	21,220	22,709
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,120
	Texas GO	5.000%	4/1/28	1,000	1,027

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	10/1/30	28,615	30,068
	Texas GO	5.000%	10/1/31	7,955	8,340
	Texas GO	5.000%	10/1/31	9,730	10,919
	Texas GO	5.000%	4/1/32	15,000	15,344
	Texas GO	5.000%	10/1/32	12,225	12,788
	Texas GO	5.000%	10/1/32	15,890	18,027
	Texas GO	5.000%	4/1/33	5,000	5,112
	Texas GO	4.000%	10/1/33	3,500	3,529
	Texas GO	5.000%	10/1/33	7,560	7,894
	Texas GO	5.000%	4/1/34	4,010	4,098
	Texas GO	5.000%	10/1/34	11,795	12,298
	Texas GO	5.000%	8/1/35	1,000	1,101
	Texas GO	5.000%	4/1/36	13,000	13,265
	Texas GO	5.000%	4/1/36	19,300	19,694
	Texas GO	5.000%	8/1/36	1,585	1,738
	Texas GO	5.000%	10/1/36	22,720	22,979
	Texas GO	5.000%	10/1/36	20,000	20,781
	Texas GO	5.000%	4/1/37	8,000	8,157
	Texas GO	5.000%	8/1/37	1,000	1,094
	Texas GO	5.000%	4/1/38	4,300	4,381
	Texas GO	5.000%	4/1/39	10,450	10,637
	Texas GO	5.000%	10/1/39	6,750	7,616
	Texas GO	5.000%	8/1/41	1,000	1,097
	Texas GO	5.000%	8/1/42	1,025	1,120
	Texas GO	5.000%	10/1/42	5,460	6,052
	Texas GO	5.000%	8/1/43	1,105	1,205
	Texas GO	5.000%	10/1/44	5,250	5,776
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	13,950	14,335
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,011
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,354
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,145
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	25,175	26,341
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	40,880	43,128
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	15,215	16,119
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	3,000	3,193
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	33,630	35,938
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/33	4,470	4,896
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	159,220	171,466
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	71,410	79,910
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,487
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,188
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/36	1,000	902
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	6,705	6,881
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,050	11,297
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	8,925	9,111
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	7,055	7,182
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,608
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	10,580	10,723
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	12,143
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	15,148
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	9,630
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	10,246
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,660	7,703
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	10,680	10,715
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	8,407
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	7,081
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,872
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	7,235
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	5,991
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	11,240	11,142
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	10,664
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,798
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/30	2,000	2,137
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	2,855	3,043
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	4,225	4,464
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/35	2,500	2,634

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	3,175	3,338
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/37	5,000	4,931
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	3,555	3,500
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	14,160	13,861
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	2,000
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/36	750	823
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/39	600	651
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/40	600	648
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/41	500	538
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/40	6,050	6,570
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/41	6,050	6,542
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,457
	Texas State University System College & University Revenue	5.000%	3/15/30	2,855	2,977
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,567
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,565
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,449
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,027
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,765
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,546
	Texas State University System College & University Revenue	3.000%	3/15/37	2,955	2,721
	Texas State University System College & University Revenue	3.000%	3/15/39	7,685	6,878
	Texas State University System College & University Revenue	5.000%	3/15/39	13,070	14,471
	Texas State University System College & University Revenue	5.000%	3/15/40	3,000	3,308
	Texas State University System College & University Revenue	5.000%	3/15/41	3,500	3,838
	Texas State University System College & University Revenue	5.000%	3/15/42	3,500	3,819
	Texas State University System College & University Revenue	5.000%	3/15/43	7,500	8,133
	Texas State University System College & University Revenue	5.000%	3/15/44	4,000	4,321
	Texas Tech University System College & University Revenue	5.000%	2/15/36	7,000	7,845
	Texas Tech University System College & University Revenue	5.000%	2/15/39	1,375	1,514
	Texas Tech University System College & University Revenue	5.000%	2/15/40	4,460	4,877
	Texas Transportation Commission GO	5.000%	4/1/29	8,570	9,350
	Texas Transportation Commission GO	5.000%	4/1/30	30,000	33,202
	Texas Transportation Commission GO	5.000%	4/1/40	6,870	7,616
	Texas Transportation Commission GO	5.000%	4/1/41	8,100	8,932
	Texas Transportation Commission GO	5.000%	4/1/42	9,640	10,588
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	31,276
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/40	420	202
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,130	1,163
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	10,409
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,163
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,332
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,124
	Texas Water Development Board Water Revenue	5.000%	4/15/31	1,505	1,682
	Texas Water Development Board Water Revenue	5.000%	10/15/31	2,675	3,007
	Texas Water Development Board Water Revenue	5.000%	4/15/32	4,250	4,795
	Texas Water Development Board Water Revenue	5.000%	10/15/32	4,625	5,246
	Texas Water Development Board Water Revenue	5.000%	4/15/33	7,185	8,176
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,260
	Texas Water Development Board Water Revenue	4.000%	10/15/33	10,000	10,115
	Texas Water Development Board Water Revenue	5.000%	10/15/33	9,805	11,203
	Texas Water Development Board Water Revenue	5.000%	4/15/34	3,990	4,577
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,582
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,580	4,316
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	5,988
	Texas Water Development Board Water Revenue	4.000%	10/15/34	16,495	16,924
	Texas Water Development Board Water Revenue	5.000%	10/15/34	5,000	5,153
	Texas Water Development Board Water Revenue	5.000%	10/15/34	7,500	8,633
	Texas Water Development Board Water Revenue	5.000%	4/15/35	5,000	5,734
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,995	6,531
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	6,111
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	36,327
	Texas Water Development Board Water Revenue	5.000%	10/15/35	5,455	6,243
	Texas Water Development Board Water Revenue	4.000%	8/1/36	5,785	5,973
	Texas Water Development Board Water Revenue	4.000%	10/15/36	4,750	4,844
	Texas Water Development Board Water Revenue	4.000%	10/15/36	6,130	6,332
	Texas Water Development Board Water Revenue	5.000%	8/1/37	2,000	2,073

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,584
	Texas Water Development Board Water Revenue	4.000%	10/15/37	2,000	2,035
	Texas Water Development Board Water Revenue	4.500%	10/15/37	4,000	4,268
	Texas Water Development Board Water Revenue	4.000%	4/15/38	1,245	1,277
	Texas Water Development Board Water Revenue	5.000%	8/1/38	5,860	6,470
	Texas Water Development Board Water Revenue	4.550%	10/15/38	6,840	7,309
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,281
	Texas Water Development Board Water Revenue	5.000%	10/15/38	15,000	16,925
	Texas Water Development Board Water Revenue	4.600%	10/15/39	20,900	22,279
	Texas Water Development Board Water Revenue	5.000%	10/15/39	8,340	9,369
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,480	2,182
	Texas Water Development Board Water Revenue	4.650%	10/15/40	18,890	20,072
	Texas Water Development Board Water Revenue	5.000%	10/15/40	7,070	7,900
	Texas Water Development Board Water Revenue	4.700%	10/15/41	5,345	5,674
	Texas Water Development Board Water Revenue	4.700%	10/15/41	20,400	21,788
	Texas Water Development Board Water Revenue	4.750%	10/15/42	10,870	11,525
	Texas Water Development Board Water Revenue	4.000%	10/15/43	1,715	1,725
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,200
[20]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,007
[20]	Tomball Independent School District GO	5.000%	2/15/34	1,500	1,583
[20]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,049
[20]	Tomball Independent School District GO	3.875%	2/15/43	4,190	4,098
[20]	Tomball Independent School District GO PUT	3.950%	2/15/39	3,625	3,617
	Travis County TX GO	5.000%	3/1/27	2,510	2,573
	Travis County TX GO	5.000%	3/1/28	6,180	6,333
	Travis County TX GO	5.000%	3/1/37	8,930	9,490
	Travis County TX GO	5.000%	3/1/39	6,000	6,344
	Travis County TX GO	4.000%	3/1/41	5,000	4,951
	Travis County TX GO	4.000%	3/1/41	3,060	3,030
	Travis County TX GO	4.000%	3/1/41	1,885	1,867
	Travis County TX GO	4.000%	3/1/42	4,285	4,217
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,175
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,335
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,730
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	4,749
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,157
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,202
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/41	1,945	2,149
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/29	1,000	1,082
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/30	1,000	1,096
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	1,765
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,863
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/36	700	777
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/38	635	699
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/39	775	847
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/40	775	841
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/42	675	727
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/40	2,035	2,187
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/41	2,135	2,286
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,561
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,345
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	8,925
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	4,868
	University of Houston College & University Revenue	3.000%	2/15/32	11,375	11,007
	University of Houston College & University Revenue	4.000%	2/15/32	6,000	6,048
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,154
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	9,741
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,095
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	10,243
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	15,085
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	15,269
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	3,847
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,036
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,426
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,164
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,694
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,720
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,093
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,882
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,192

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of North Texas System College & University Revenue	5.000%	4/15/39	1,000	1,042
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/33	685	777
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/34	400	457
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/35	590	670
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/40	1,000	1,106
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/41	700	770
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/42	1,100	1,205
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/43	1,250	1,364
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/44	1,500	1,632
	Victoria TX Utility System Water Revenue	4.000%	12/1/42	2,000	2,008
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,191
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,260
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,152
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	1,000
[20]	Waco Independent School District GO	4.000%	8/15/43	1,000	994
	Waco TX GO	5.000%	2/1/32	1,225	1,375
	Waco TX GO	5.000%	2/1/33	1,660	1,879
	Waco TX GO	5.000%	2/1/34	1,000	1,138
	Waco TX GO	5.000%	2/1/34	1,000	1,138
	Waco TX GO	4.000%	2/1/42	8,595	8,498
	Waco TX GO	4.000%	2/1/43	8,935	8,791
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/28	1,000	1,067
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/29	1,250	1,354
[20]	Waller Consolidated Independent School District GO	5.000%	2/15/42	4,355	4,748
[20]	Waller Consolidated Independent School District GO	5.000%	2/15/43	6,090	6,605
[20]	Waxahachie Independent School District GO	5.000%	2/15/39	1,395	1,550
[20]	Waxahachie Independent School District GO	5.000%	2/15/40	2,900	3,207
[20]	Waxahachie Independent School District GO	5.000%	2/15/41	3,525	3,880
[20]	Waxahachie Independent School District GO	5.000%	2/15/41	1,990	2,190
[20]	Waxahachie Independent School District GO	5.000%	2/15/42	5,800	6,355
[20]	Waxahachie Independent School District GO	5.000%	2/15/42	1,250	1,369
[20]	Waxahachie Independent School District GO	4.000%	2/15/43	4,240	4,245
[20]	Waxahachie Independent School District GO	5.000%	2/15/43	1,570	1,713
[20]	Waxahachie Independent School District GO	5.000%	2/15/44	1,180	1,282
[20]	Weslaco Independent School District GO	5.000%	2/15/39	600	670
[20]	Weslaco Independent School District GO	5.000%	2/15/40	1,750	1,948
[20]	Weslaco Independent School District GO	5.000%	2/15/42	1,000	1,105
[20]	Weslaco Independent School District GO	5.000%	2/15/43	1,250	1,377
[20]	Weslaco Independent School District GO	5.000%	2/15/44	1,250	1,371
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,467
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,156
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,559
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,651
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,178
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,563
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,287
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,506
[20]	Whitehouse Independent School District GO	5.000%	2/15/42	13,750	14,130
[20]	Wichita Falls Independent School District GO	3.000%	2/1/37	3,000	2,778
	Williamson County TX GO	5.000%	2/15/27	21,055	22,107
	Williamson County TX GO	5.000%	2/15/28	10,130	10,843
	Williamson County TX GO	5.000%	2/15/30	22,000	24,253
	Williamson County TX GO	4.000%	2/15/43	3,000	2,968
[20]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,370
[20]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,828
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/38	1,000	1,107
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/39	1,430	1,572
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/40	5,750	6,294
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/41	3,000	3,270
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/42	3,315	3,595
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/43	1,000	1,079
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/44	2,145	2,306
[20]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,803
[20]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,141
[20]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,413
					9,936,529
Utah (0.6%)
	Alpine UT School District GO	5.000%	3/15/30	3,450	3,696
	Cache County School District GO	4.000%	6/15/39	4,580	4,628

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cache County School District GO	4.000%	6/15/41	5,050	5,011
	Cache County School District GO	4.000%	6/15/42	5,250	5,193
	Cache County School District GO	4.000%	6/15/43	1,715	1,694
	Cache County School District GO	4.000%	6/15/44	1,560	1,542
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/37	2,715	2,537
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,587
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,040
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,024
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,614
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,214
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	1,980
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	4,000	4,187
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	3,645	3,813
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,629
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,224
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,826
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,154
[6]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	1,500	1,699
[6]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	1,750	2,001
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	3,782
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	4,124
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,690	7,893
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	3,970	4,349
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,880	3,191
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,461
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	3,405	3,760
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	14,633
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	16,915	18,520
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	15,000	16,200
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	12,500	13,630
[6]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	2,150	2,364
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	1,735	1,862
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	5,825	6,308
[6]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	2,250	2,456
[6]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	2,675	2,909
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,370
[6]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	1,000	1,084
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	3,250	3,453
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,015
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,006
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,356
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,443
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/43	820	880
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/44	1,000	1,069
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/45	1,815	1,935
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/46	1,910	2,035
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/40	2,500	2,366
	Nebo School District GO	5.000%	7/1/27	11,075	11,703
	Nebo School District GO	5.000%	7/1/28	6,000	6,462
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/43	1,000	1,077
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/48	4,200	4,458
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	5,515
	Salt Lake City Corp. GO	3.000%	6/15/40	1,150	1,020
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,147
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,127
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,042
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,129
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,299
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,204
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,874
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,784
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,341
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,659
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,126
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,053
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,772
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,378
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/42	1,370	1,365
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/43	1,425	1,408
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/44	1,480	1,451

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,139
	University of Utah College & University Revenue	5.000%	8/1/27	360	381
	University of Utah College & University Revenue	5.000%	8/1/29	3,000	3,104
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,023
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,369
	University of Utah College & University Revenue	5.000%	8/1/39	1,500	1,656
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/38	3,895	3,970
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	723
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,102
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,469
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,326
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,116
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,453
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,226
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,207
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,435	1,583
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,855	3,157
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,852
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,888
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	1,920
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/34	1,000	1,127
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/35	1,000	1,122
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/37	2,750	3,065
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,000	1,115
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	1,125	1,264
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,050	4,523
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,524
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,375	1,562
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	2,450	2,766
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	10,000	11,506
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,507
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/36	3,940	3,842
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,055
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	10,425	11,909
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/37	1,235	1,392
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	12,000	13,650
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	10,000	11,315
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	11,065	12,451
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	29,310	33,176
	Utah Transit Authority Sales Tax Revenue	3.000%	12/15/39	3,435	2,995
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	5,000	5,594
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	27,815	31,270
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/41	4,500	5,027
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	5,000	5,544
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	7,500	8,344
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	6,752
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,182
	Utah Water Finance Agency Intergovernmental Agreement Revenue (Loan Financing Program)	5.000%	3/1/38	1,295	1,378
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	255
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	278
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	321
					483,616
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,118
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,615
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,892
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/33	2,950	2,906
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,180
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,288
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,397
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,514
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,620
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,738

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	2,000	2,162
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,910	8,042
	Vermont GO	4.000%	8/15/41	3,135	3,184
	Vermont GO	4.000%	8/15/42	2,135	2,162
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,400
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	3,791
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,562
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,428
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,601
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,064
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/36	2,250	2,508
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/40	2,400	2,413
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/41	1,375	1,375
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,155
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,000	1,095
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/42	1,000	1,092
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/43	2,710	2,664
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/43	1,000	1,089
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/44	2,275	2,223
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/44	1,475	1,601
					67,879
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	860	869
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,160	2,210
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	7,345	7,576
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,838
					13,493
Virginia (1.4%)
	Alexandria VA GO	4.000%	12/15/41	5,270	5,329
	Alexandria VA GO	4.000%	12/15/43	3,775	3,802
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	667
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	766
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	765
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	817
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,305
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,148
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,072
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,596
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,975
	Arlington County VA GO	4.000%	8/1/39	8,000	8,192
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,600	1,625
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,695	1,654
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,000	4,986
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,750	4,737
	Chesapeake VA GO	5.000%	8/1/26	3,670	3,806
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/32	1,775	2,014
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/33	1,610	1,844
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/34	1,500	1,730
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/44	5,175	5,667
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/42	3,325	2,836
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,925	2,038
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/32	20,000	22,555
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/36	4,500	4,993
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/42	16,605	16,512
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	3,210	3,323
	Fairfax County VA GO	5.000%	10/1/27	6,000	6,391
	Fairfax County VA GO	5.000%	10/1/28	8,050	8,739
	Fairfax County VA GO	5.000%	10/1/29	14,280	15,777
	Fairfax County VA GO	4.000%	10/1/30	11,420	11,680
	Fairfax County VA GO	4.000%	10/1/40	10,000	10,191
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric and Power Company Project) PUT	3.800%	5/28/27	2,650	2,697
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/41	3,350	3,744

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/42	6,000	6,667
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/43	6,500	7,182
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/44	7,930	8,720
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/45	19,000	20,796
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/39	4,755	5,141
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	22,695	23,969
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	7,260	7,760
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	586
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	650	658
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,692
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,666
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,437
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	485
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,197
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	2,035	2,043
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/42	1,930	1,921
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,099
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	750	822
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	700	762
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,204
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	710	711
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	640	641
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/28	640	641
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	220
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,805	1,767
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	1,018
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/38	675	661
	Loudoun County VA GO	3.000%	12/1/34	3,665	3,427
	Loudoun County VA GO	4.000%	12/1/41	4,850	4,895
	Loudoun County VA GO	4.000%	12/1/42	9,700	9,794
	Loudoun County VA GO	4.000%	12/1/43	9,700	9,742
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/27	1,100	1,119
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,925
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,465	2,504
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/28	1,805	1,853
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/30	2,605	2,694
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/31	1,500	1,543
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/32	780	798
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/34	1,320	1,336
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/35	1,155	1,165
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/36	1,475	1,482
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,721
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,775	1,793
	Newport News VA GO	5.000%	8/1/29	2,970	3,144
	Newport News VA GO	3.000%	2/1/38	2,000	1,797
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	575	614
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,535
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	4,008
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,545
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,202
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,333
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	5,931
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,210
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	7,589
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,318
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,083
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	3,963
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	2,946
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,074
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,176
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,284
	Norfolk VA Water Revenue	5.000%	11/1/42	10,000	10,381
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/28	620	626
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/37	10,120	10,168
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	2,493	2,489
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	4,000	4,095
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,735	4,767
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,700	3,711
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/35	2,323	2,199

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	1,942
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,008
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,741
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,538
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,588
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,021
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,549
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,547
University of Virginia College & University Revenue	5.000%	4/1/38	3,000	3,120
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	775
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	1,740	1,803
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	13,300	13,778
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,031
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/33	2,575	2,900
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,185
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,239
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	741
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/43	4,785	5,427
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/36	1,725	1,583
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/37	2,000	1,811
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	3,354
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/42	3,230	2,730
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,200	5,944
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	17,865
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	9,060
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	4,955	4,552
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	7,590	6,903
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	1,000	896
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	10,000	10,254
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/29	10,000	10,194
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/34	7,000	6,559
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	24,410	24,699
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	7,115	6,594
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36	8,690	7,982
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,000	5,457
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	5,000	5,418
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,543
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,770
Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,403
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/37	15,355	15,616
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	25,665	23,072
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	21,370	18,849
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	12,000	10,398
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/41	6,455	5,532
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,713
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,587
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	10,760
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	8,884
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	10,077
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	8,159
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/38	5,230	5,352
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/39	1,500	1,333
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,042
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,150
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	7,692
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/26	11,915	12,300
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/29	20,435	22,367
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/33	5,780	5,842
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,019
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,913
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,023
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,814
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,510
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	2,003
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/42	1,000	1,023

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/43	5,000	4,457
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/42	3,650	4,017
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/43	3,250	3,561
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,668
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,049
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	5,000	5,748
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,189
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,590	3,641
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	21,495	21,691
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/41	15,000	16,856
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/42	17,615	19,709
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,125	5,269
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/29	8,500	8,813
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/32	4,775	5,170
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	799
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/35	3,750	3,511
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/39	1,510	1,102
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/40	2,050	1,458
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	185
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	105
[6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.900%	12/1/28	13,540	13,548
[6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.100%	12/1/30	7,380	7,388
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	2,011
[6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,000	5,362
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	2,200	2,237
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,093
[6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,000	3,159
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,520	22,146
[6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	12/1/44	5,000	4,910
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,050
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,189
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,537
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,042
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	13,875
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.800%	5/28/27	2,900	2,951
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,405	2,443
					1,039,891
Washington (3.1%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,107
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/40	1,345	1,167
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	800
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	880
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	702
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	753
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,374
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,268
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,675
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,673
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	2,841
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,669
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	4,967
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	6,620
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/25	10,000	10,202
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	10,785	11,251
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	13,600	13,717
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	3,127
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	4,450	3,828
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,460
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,329
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,708
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	26,590	27,477
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,020
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	8,969
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	7,265	7,583
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	27,324
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,679
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	10,000	11,171
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,420	7,192

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	37,585	40,120
	Energy Northwest Nuclear Revenue	4.000%	7/1/39	5,535	5,582
	Energy Northwest Nuclear Revenue	5.000%	7/1/40	2,000	2,163
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	4,610	4,965
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	11,030	11,035
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	10,000	10,576
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/35	2,810	3,145
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	22,067
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	18,180
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	6,365
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,465	3,586
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	5,955	6,220
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/37	1,100	1,201
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/38	1,845	2,007
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,115	1,209
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/40	1,835	1,980
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/42	2,750	2,942
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	730	804
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	1,060	1,161
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	819
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,057
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,002
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,202
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,578
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,628
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/40	2,000	2,243
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	3,500	3,906
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/42	2,500	2,767
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	178
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	255
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	175
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,167
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	11,000	9,548
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	863
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	16,300	13,365
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/41	7,000	7,190
	King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	940
	King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,596
	King County School District No. 401 Highline GO	5.000%	12/1/38	2,000	2,215
	King County School District No. 401 Highline GO	4.125%	12/1/43	9,510	9,518
	King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,554
	King County School District No. 403 Renton GO	4.000%	12/1/39	7,925	8,057
	King County School District No. 403 Renton GO	4.000%	12/1/40	13,675	13,792
	King County School District No. 403 Renton GO	4.000%	12/1/41	25,795	25,907
	King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	936
	King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,140
	King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,323
	King County School District No. 412 Shoreline GO	4.000%	12/1/27	2,785	2,887
	King County WA GO	5.000%	7/1/31	3,100	3,484
	King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,011
	King County WA Sewer Revenue	5.000%	1/1/37	7,255	8,253
	King County WA Sewer Revenue	5.000%	1/1/42	4,435	4,901
	King County WA Sewer Revenue	5.000%	1/1/43	1,500	1,651
	King County WA Sewer Revenue	4.000%	1/1/44	10,810	10,800
	King County WA Sewer Revenue	5.000%	1/1/44	2,500	2,743
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/40	925	1,031
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/41	1,950	2,162
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/42	3,000	3,313
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/43	3,000	3,292
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/44	4,725	5,164
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,574
[6,7]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/32	765	843
[6,7]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/33	750	830
[6,7]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/34	875	971
[7]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	1,000	1,102
[7]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/41	1,000	1,092
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,434
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,433
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,080
	North Thurston Public Schools GO	5.000%	12/1/32	1,750	1,995

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	11,155
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	980
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,475
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,116
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,644
	Pierce County WA GO	2.550%	7/1/35	3,980	3,415
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,792
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,033
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,055
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,000
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,781
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,026
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,002
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	780	857
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/31	1,450	1,609
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/32	3,140	3,511
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	3,250	3,668
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/34	2,250	2,558
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	8,581
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	4,310
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	10,329
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,793
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,014
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,070
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/43	1,510	1,490
	Seattle WA GO	5.000%	11/1/27	5,000	5,336
	Seattle WA GO	4.000%	12/1/39	5,510	5,600
	Seattle WA GO	4.000%	12/1/40	5,725	5,783
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,005
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/37	10,000	10,178
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/38	2,175	2,203
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	5,000	5,040
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	1,320	1,333
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/40	2,180	2,379
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/42	2,700	2,842
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	1,000	980
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/44	6,880	7,562
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/45	7,225	7,917
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,810
	Seattle WA Water System Water Revenue	5.000%	10/1/39	2,050	2,313
	Seattle WA Water System Water Revenue	5.000%	10/1/40	2,155	2,418
	Seattle WA Water System Water Revenue	5.000%	10/1/41	2,260	2,524
	Seattle WA Water System Water Revenue	5.000%	10/1/42	2,375	2,640
	Seattle WA Water System Water Revenue	5.000%	10/1/43	2,490	2,757
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/33	1,500	1,523
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,293
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,742
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,064
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	1,925	1,948
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	550	624
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	1,000	1,135
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,250	1,409
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,085	1,124
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	900	1,011
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	1,000	1,123
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/40	700	777
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/41	750	826
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/42	1,500	1,639
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/43	1,290	1,404
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/44	1,390	1,508
	Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,772
	Tacoma WA Water Revenue	5.000%	12/1/41	5,480	6,092
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/40	1,000	1,105
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/41	1,250	1,372
	Thurston County WA GO	5.000%	12/1/41	2,475	2,683
	Thurston County WA GO	5.000%	12/1/42	2,595	2,807
	University of Washington College & University Revenue	5.000%	12/1/28	955	992
	University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	25,714
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	4.500%	10/1/42	1,250	1,217
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	4.500%	10/1/42	2,000	1,954

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vancouver Housing Authority Local or Guaranteed Housing Revenue (Navalia and Alena Projects)	4.000%	8/1/34	7,400	7,262
Washington COP	5.000%	7/1/36	5,135	5,368
Washington COP	5.000%	7/1/37	5,385	5,625
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,412
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,537
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,167
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,462
Washington GO	5.000%	7/1/25	23,685	23,967
Washington GO	4.000%	7/1/26	10,000	10,160
Washington GO	4.000%	7/1/26	25,000	25,400
Washington GO	5.000%	7/1/27	9,000	9,026
Washington GO	5.000%	8/1/27	49,000	51,867
Washington GO	5.000%	6/1/28	3,400	3,652
Washington GO	4.000%	7/1/28	40,000	41,694
Washington GO	5.000%	7/1/28	19,745	19,799
Washington GO	5.000%	7/1/28	16,000	17,208
Washington GO	5.000%	8/1/28	20,210	20,463
Washington GO	5.000%	8/1/28	5,055	5,445
Washington GO	5.000%	6/1/29	5,120	5,590
Washington GO	5.000%	2/1/30	13,740	13,794
Washington GO	5.000%	7/1/30	8,015	8,035
Washington GO	5.000%	7/1/30	6,975	7,117
Washington GO	5.000%	8/1/30	11,495	12,114
Washington GO	5.000%	7/1/31	5,250	5,263
Washington GO	5.000%	7/1/31	12,950	12,982
Washington GO	5.000%	8/1/31	14,890	15,623
Washington GO	5.000%	8/1/31	22,640	23,816
Washington GO	5.000%	8/1/31	10,000	10,283
Washington GO	5.000%	8/1/32	26,855	28,148
Washington GO	5.000%	8/1/33	5,020	5,152
Washington GO	5.000%	8/1/34	5,015	5,142
Washington GO	5.000%	8/1/34	10,000	10,102
Washington GO	5.000%	6/1/35	1,500	1,633
Washington GO	5.000%	8/1/35	2,530	2,592
Washington GO	5.000%	8/1/35	6,170	6,536
Washington GO	5.000%	2/1/36	16,505	17,120
Washington GO	5.000%	2/1/36	1,500	1,619
Washington GO	5.000%	8/1/36	10,000	10,576
Washington GO	5.000%	8/1/36	2,490	2,703
Washington GO	5.000%	8/1/36	11,750	12,281
Washington GO	5.000%	2/1/37	13,760	14,441
Washington GO	5.000%	8/1/37	10,005	10,564
Washington GO	5.000%	8/1/37	20,955	23,810
Washington GO	5.000%	2/1/38	12,245	12,280
Washington GO	5.000%	2/1/38	10,000	10,481
Washington GO	5.000%	8/1/38	18,960	19,987
Washington GO	5.000%	8/1/38	2,000	2,045
Washington GO	5.000%	2/1/39	12,860	12,894
Washington GO	5.000%	2/1/39	5,400	5,928
Washington GO	5.000%	2/1/39	9,000	9,635
Washington GO	5.000%	8/1/39	6,110	6,239
Washington GO	5.000%	8/1/39	4,900	5,004
Washington GO	5.000%	8/1/39	14,600	16,444
Washington GO	5.000%	2/1/40	4,345	4,736
Washington GO	5.000%	2/1/40	4,085	4,261
Washington GO	4.000%	6/1/40	5,315	5,362
Washington GO	5.000%	6/1/40	11,590	12,916
Washington GO	5.000%	8/1/40	4,750	5,301
Washington GO	5.000%	8/1/40	19,000	21,188
Washington GO	5.000%	2/1/41	7,335	7,964
Washington GO	5.000%	2/1/41	13,860	15,190
Washington GO	5.000%	2/1/41	10,000	10,752
Washington GO	5.000%	2/1/41	2,500	2,603
Washington GO	5.000%	6/1/41	3,130	3,325
Washington GO	5.000%	6/1/41	12,165	13,492
Washington GO	5.000%	8/1/41	1,560	1,686
Washington GO	5.000%	8/1/41	5,000	5,235
Washington GO	5.000%	2/1/42	19,070	20,639
Washington GO	5.000%	2/1/42	6,985	7,489
Washington GO	5.000%	8/1/42	2,500	2,583

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	2/1/43	3,075	3,373
Washington GO	5.000%	6/1/43	13,110	14,419
Washington GO	5.000%	8/1/43	1,200	1,265
Washington GO	5.000%	8/1/43	3,480	3,704
Washington GO	5.000%	2/1/44	1,205	1,319
Washington GO	5.000%	6/1/44	5,740	6,244
Washington GO	5.000%	8/1/44	4,000	4,209
Washington GO	5.000%	8/1/44	36,805	40,371
Washington GO	5.000%	2/1/45	11,875	12,957
Washington GO	5.000%	6/1/45	10,785	11,789
Washington GO	5.000%	8/1/45	48,515	53,051
Washington GO	5.000%	2/1/46	21,715	23,544
Washington GO	5.000%	6/1/46	3,525	3,828
Washington GO	5.000%	8/1/46	25,000	27,157
Washington GO	5.000%	8/1/47	53,320	57,570
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,105	2,138
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,100
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,698
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,151
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,761
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,360
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,604
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	471
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,178
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,830	3,021
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,767
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,370	1,437
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	621
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,200
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,770
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,588
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	446
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,207
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,865
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,678
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	1,921
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	352
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,317
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,328
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,023
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	243
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	4,000	4,178
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,812
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,340
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,279
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,022
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,794
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,857
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,453
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	646
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,130
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	537
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	9,761
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	429
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,400	19,947
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	535
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,523
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	802
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,481
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,230	4,429
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,067
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	2,200	2,339
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,056
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	4,000	3,806
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,745	8,892
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	82,475	83,645
Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/42	5,200	5,085
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,277

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,730
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,211
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	985
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	3,005	2,973
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,200
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,198
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	970
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,006
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,372
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,500
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,555
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,611
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,662
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,763
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,320
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	619
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,595
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	684
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	741
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,635
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	699
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	75,370	76,057
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	263
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	115	115
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,180	1,260
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	303
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,695	2,691
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	262
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	1,000	895
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	76
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	460	490
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,713
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	565
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	910	967
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	977
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/37	1,550	1,504
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,060
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/31	1,280	1,387
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/32	1,340	1,453
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	1,410	1,528
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	755	719
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	718
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/32	2,010	2,014
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/38	2,325	2,272
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/29	4,250	4,250
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,105	2,280
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.150%	7/1/34	1,725	1,746
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/34	3,020	3,289
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/35	3,470	3,767
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	99,056	93,193
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/36	2,000	2,163
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	28,770	25,951
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/37	2,000	2,154
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/39	4,220	4,512
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.084%	3/20/40	23,240	22,385
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/44	3,000	3,255
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/49	4,000	4,282

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,570	5,799
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/38	1,215	1,325
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/43	2,020	2,196
[6]	Washington State University College & University Revenue	5.000%	4/1/31	1,230	1,353
[6]	Washington State University College & University Revenue	5.000%	4/1/32	1,295	1,436
[6]	Washington State University College & University Revenue	5.000%	4/1/33	1,100	1,230
[6]	Washington State University College & University Revenue	5.000%	4/1/34	3,520	3,959
[6]	Washington State University College & University Revenue	5.000%	4/1/35	2,490	2,812
[6]	Washington State University College & University Revenue	5.000%	4/1/36	3,390	3,813
[6]	Washington State University College & University Revenue	5.000%	4/1/37	2,395	2,684
	Yakima County School District No. 207 Wapato GO	5.000%	12/1/43	1,435	1,566
					2,353,644
West Virginia (0.5%)
[1]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,845
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,291
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,113
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,429
[4]	Monongalia County WV Tax Allocation Revenue	5.750%	6/1/43	1,000	1,064
	Ohio County WV Tax Allocation Revenue	5.250%	6/1/44	1,220	1,262
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	6,688
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	4,965
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,137
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,158
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/39	4,080	4,342
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/40	3,650	3,867
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	3,855	3,824
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,515
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,221
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,274
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,387
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	7,939
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,250
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,019
	West Virginia GO	5.000%	12/1/31	1,900	2,016
	West Virginia GO	5.000%	12/1/33	10,060	10,623
	West Virginia GO	5.000%	12/1/35	16,375	17,209
	West Virginia GO	5.000%	6/1/36	14,890	15,629
	West Virginia GO	5.000%	6/1/37	6,940	7,274
	West Virginia GO	5.000%	12/1/37	16,020	17,033
	West Virginia GO	5.000%	6/1/38	13,920	14,797
	West Virginia GO	5.000%	12/1/38	16,835	17,863
	West Virginia GO	5.000%	12/1/38	1,000	1,044
	West Virginia GO	5.000%	6/1/39	17,255	18,255
	West Virginia GO	5.000%	12/1/39	17,685	18,715
	West Virginia GO	5.000%	12/1/39	2,500	2,606
	West Virginia GO	5.000%	6/1/41	1,310	1,375
	West Virginia GO	5.000%	12/1/43	1,000	1,046
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,003
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,501
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,502
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,626
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,002
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,607
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,003
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,749
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,791
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	1,983
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,144
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,487
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	2,950
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,063
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	2,992
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,577
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,489
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,174
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,226
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,705	3,709
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	5,870
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	6,719

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,382
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,358
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,625
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,400	1,443
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,801
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,383
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,552
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,250	1,356
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	3,400	3,655
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	3,435	3,684
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	3,205	3,606
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	3,380	3,788
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.220%	11/1/24	17,990	17,990
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/26	2,590	2,673
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/27	2,720	2,876
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,166
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,129
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	2,010	2,114
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,131
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,573
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,823
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	2,695	2,662
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,000	2,079
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/44	1,445	1,538
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/29	20,000	21,491
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	2,750
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	3,695
					406,565
Wisconsin (1.6%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	1,890
	Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,000
	Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,000
	Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,500
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,500
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,500
	Dane County WI GO	2.000%	4/1/29	320	293
	Dane County WI GO	4.000%	6/1/29	13,810	14,495
	Dane County WI GO	2.000%	4/1/30	265	238
	Dane County WI GO	4.000%	6/1/30	9,045	9,547
	Dane County WI GO	4.000%	6/1/31	9,415	9,962
	Dane County WI GO	4.000%	6/1/32	9,800	10,392
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,606
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,732
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	3,874
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,669
	Mequon & Thiensville School District GO	2.000%	3/1/33	3,725	3,133
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,381
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	11,887
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,356
[1]	Milwaukee WI GO	5.000%	4/1/25	3,365	3,385
[1]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,379
[1]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,132
[1]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,411
[1]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,795
	Milwaukee WI GO	5.000%	4/1/29	7,000	7,454
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,382
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,039
[1]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,822
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,187
	Milwaukee WI GO	4.000%	4/1/32	1,460	1,472
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,398
[2]	Milwaukee WI GO	4.000%	4/1/33	4,670	4,719
	Milwaukee WI GO	3.000%	4/1/34	4,825	4,364
[2]	Milwaukee WI GO	4.000%	4/1/34	4,675	4,713
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	676
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	1,967
[1]	Monroe School District WI GO	5.000%	3/1/27	165	172
[1]	Monroe School District WI GO	5.000%	3/1/28	250	265
[1]	Monroe School District WI GO	5.000%	3/1/29	810	872

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Monroe School District WI GO	5.000%	3/1/36	800	866
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,482
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,429
	New Richmond School District GO	5.000%	4/1/33	1,275	1,418
	New Richmond School District GO	5.000%	4/1/34	1,000	1,108
	New Richmond School District GO	5.000%	4/1/35	1,600	1,762
	New Richmond School District GO	5.000%	4/1/36	1,700	1,867
	New Richmond School District GO	5.000%	4/1/37	2,195	2,398
	New Richmond School District GO	5.000%	4/1/38	2,195	2,387
	New Richmond School District GO	5.000%	4/1/39	1,500	1,625
	New Richmond School District GO	5.000%	4/1/40	1,650	1,775
	Platteville School District GO	4.000%	3/1/35	1,060	1,076
	Platteville School District GO	4.000%	3/1/37	1,040	1,047
	Platteville School District GO	4.000%	3/1/38	1,560	1,576
	Platteville School District GO	4.000%	3/1/40	880	883
	Pleasant Prairie WI GO	4.000%	8/1/33	18,635	19,135
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/33	250	263
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/37	500	495
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	910
[4]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	1,066
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/42	500	497
[4]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/43	325	339
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/30	300	298
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/41	1,090	1,053
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/42	1,760	1,565
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/34	410	428
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/39	700	720
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,020
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/32	1,430	1,421
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,157
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,519
[4]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/32	85	88
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	14,260	14,232
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	20,430	20,253
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,143
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,325
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	4,908
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	6,999
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,054
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,323
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,065
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	265
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	8,250	8,957
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	798
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	7,723
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,322
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	213
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	267
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	796
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,318
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	321
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	386
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	768
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,579
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	424
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	389
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	529
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,725	1,665
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	9,796
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,025
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	643
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	424
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	810	854
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	2,230	1,985
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,443
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	1,200	1,263
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,447
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,228

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	663
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	767
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,289
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	6,791
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	357
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,053
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	6,140	5,937
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	372
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	407
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,150
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	422
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,548
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	528
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,228
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	5,921
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	348
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	612
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,225
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	7,755
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,079
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	749
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	479
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	28,055	28,453
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	4,695	4,937
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	815	782
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,918
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	23,490	23,452
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	34,919	34,634
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	3,195	3,163
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/35	1,000	1,106
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/36	1,000	1,103
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/37	1,000	1,099
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/38	1,000	1,079
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	5,750	6,176
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/43	1,000	1,074
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corporation II LLC Project)	5.000%	6/1/34	1,105	1,170
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corporation II LLC Project)	5.000%	6/1/39	760	794
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corporation II LLC Project)	5.000%	6/1/44	1,300	1,330
	Public Finance Authority Tax Allocation Revenue	5.000%	8/1/39	800	791
[4]	Public Finance Authority Tax Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	2,000	2,050
[2]	Racine Unified School District GO	5.000%	4/1/35	2,750	3,030
[2]	Racine Unified School District GO	5.000%	4/1/36	2,500	2,748
[2]	Racine Unified School District GO	5.000%	4/1/37	2,545	2,790
[1]	Racine Unified School District GO	5.000%	4/1/38	1,500	1,624
[2]	Racine Unified School District GO	5.000%	4/1/38	1,670	1,824
[1]	Racine Unified School District GO	5.000%	4/1/39	2,000	2,156
[1]	Racine Unified School District GO	5.000%	4/1/40	3,000	3,222
[2]	Racine Unified School District GO	5.000%	4/1/40	2,385	2,582
[1]	Racine Unified School District GO	5.000%	4/1/41	1,020	1,090
[2]	Racine Unified School District GO	5.000%	4/1/41	2,000	2,150
[1]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,066
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,068
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,381
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,091
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,375
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,755	6,328
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/1/24	17,500	17,500
	Verona Area School District GO	5.000%	4/1/26	3,485	3,580
	Waunakee Community School District GO	3.250%	4/1/28	46,750	46,423
	West De Pere School District GO	5.000%	4/1/30	3,820	4,086
	West De Pere School District GO	4.000%	4/1/31	3,245	3,333
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	873
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	325
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	871
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	471
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,865
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	765

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	1,020
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,109
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,752
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	939
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,333
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	1,010
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,985
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	931
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,418
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,438
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,281
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,732
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,959
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,684
	Wisconsin Department of Transportation Miscellaneous Revenue	3.000%	7/1/41	1,675	1,463
[6]	Wisconsin GO	5.000%	5/1/26	12,400	12,685
	Wisconsin GO	5.000%	5/1/27	8,425	8,884
[6]	Wisconsin GO	5.000%	5/1/27	7,770	8,130
[6]	Wisconsin GO	5.000%	5/1/28	4,550	4,853
	Wisconsin GO	5.000%	11/1/30	2,225	2,333
	Wisconsin GO	4.000%	5/1/33	11,520	11,698
[6]	Wisconsin GO	5.000%	5/1/33	6,280	7,103
	Wisconsin GO	5.000%	5/1/34	7,000	7,418
[6]	Wisconsin GO	5.000%	5/1/34	2,835	3,232
	Wisconsin GO	4.000%	11/1/34	3,500	3,547
	Wisconsin GO	5.000%	5/1/35	17,000	19,420
[6]	Wisconsin GO	5.000%	5/1/35	2,375	2,726
	Wisconsin GO	4.000%	5/1/36	10,000	10,062
	Wisconsin GO	5.000%	5/1/36	14,385	14,972
	Wisconsin GO	5.000%	5/1/36	22,000	25,045
	Wisconsin GO	5.000%	5/1/36	2,670	2,874
	Wisconsin GO	5.000%	5/1/37	12,500	12,996
	Wisconsin GO	5.000%	5/1/37	12,700	14,412
	Wisconsin GO	5.000%	5/1/38	11,000	11,425
	Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,064
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,013
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,357
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,535
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,024
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	888
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	955
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,442
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,515
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	954
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	962
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,710
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	1,937
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,049
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	158
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	2,400	2,401
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	879
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,458
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,143
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	187
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	5,285	5,598
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,221
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	839
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,033
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	216
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	810	805
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,461
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,375
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	2,781
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	296
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,038
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,651
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	322
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,651
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,242
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,530	5,980

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	4,997
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,371
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	8,085
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	707
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,369
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,139
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	450
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,301
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	50,719
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	7,071
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,261
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	39,835	39,916
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	746
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,637
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,618
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	7,083
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,524
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,780	2,736
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,545
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,579
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,245	2,220
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	5,090
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,000	979
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,100	9,101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	4,357
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	500	478
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	500	459
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,480	1,508
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,115	3,196
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,720	4,013
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,440	3,706
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,365
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.400%	11/1/24	8,500	8,500
[6]	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/39	8,000	7,874
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	5,500	5,616
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,805	2,743
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	3,270	3,198
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	5,580	6,113
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	4,240	4,629
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue PUT	3.390%	12/2/24	4,545	4,543
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,340
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	230	230
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,920	1,930
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	10,734	11,039
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/43	5,000	5,097
					1,214,065
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	256
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	306
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	280
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	254
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	253
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	202
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	141
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	160
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	23,025
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/50	3,365	3,317
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	2,075	2,059
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,005	3,183
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,003
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,073

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,088
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,157
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,099
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,518
					40,425
Total Tax-Exempt Municipal Bonds (Cost $76,266,415)					75,042,729
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	80,071	51,545
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	21,362	13,966
Total Taxable Municipal Bonds (Cost $64,671)					65,511
				Shares
Temporary Cash Investments (1.1%)
Investment Company (1.1%)
[21]	Vanguard Municipal Low Duration Fund (Cost $798,349)	3.614%		79,831,956	798,320
Total Investments (99.9%) (Cost $77,129,435)					75,906,560
Other Assets and Liabilities—Net (0.1%)					109,378
Net Assets (100%)					76,015,938
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $2,106,111,000, representing 2.8% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Non-income-producing security—security in default.
11	Step bond.
12	Securities with a value of $3,914,000 have been segregated as initial margin for open futures contracts.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
18	Scheduled principal and interest payments are guaranteed by the State of Nevada Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
21	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	4,240	454,674	(10,273)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2024	(747)	(93,842)	6,005
				(4,268)

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $76,331,086)	75,108,240
Affiliated Issuers (Cost $798,349)	798,320
Total Investments in Securities	75,906,560
Investment in Vanguard	2,073
Cash	2,381
Receivables for Investment Securities Sold	112,972
Receivables for Accrued Income	901,530
Receivables for Capital Shares Issued	82,157
Other Assets	386
Total Assets	77,008,059
Liabilities
Payables for Investment Securities Purchased	832,349
Payables for Capital Shares Redeemed	104,970
Payables for Distributions	51,085
Payables to Vanguard	3,074
Variation Margin Payable—Futures Contracts	643
Total Liabilities	992,121
Net Assets	76,015,938
At October 31, 2024, net assets consisted of:

Paid-in Capital	78,793,242
Total Distributable Earnings (Loss)	(2,777,304)
Net Assets	76,015,938

Investor Shares—Net Assets
Applicable to 166,126,346 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,257,882
Net Asset Value Per Share—Investor Shares	$13.59

Admiral™ Shares—Net Assets
Applicable to 5,426,836,565 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	73,758,056
Net Asset Value Per Share—Admiral Shares	$13.59

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1]	2,296,695
Total Income	2,296,695
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,199
Management and Administrative—Investor Shares	3,463
Management and Administrative—Admiral Shares	51,853
Marketing and Distribution—Investor Shares	154
Marketing and Distribution—Admiral Shares	3,638
Custodian Fees	310
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—Investor Shares	59
Shareholders’ Reports and Proxy Fees—Admiral Shares	367
Trustees’ Fees and Expenses	46
Other Expenses	289
Total Expenses	67,411
Expenses Paid Indirectly	(272)
Net Expenses	67,139
Net Investment Income	2,229,556
Realized Net Gain (Loss)
Investment Securities Sold[1]	(333,439)
Futures Contracts	1,937
Realized Net Gain (Loss)	(331,502)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,082,086
Futures Contracts	(4,977)
Change in Unrealized Appreciation (Depreciation)	4,077,109
Net Increase (Decrease) in Net Assets Resulting from Operations	5,975,163
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $22,430,000, ($16,000), less than $1,000, and ($96,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,229,556	1,943,613
Realized Net Gain (Loss)	(331,502)	(608,466)
Change in Unrealized Appreciation (Depreciation)	4,077,109	413,279
Net Increase (Decrease) in Net Assets Resulting from Operations	5,975,163	1,748,426
Distributions
Investor Shares	(68,493)	(67,186)
Admiral Shares	(2,146,662)	(1,867,372)
Total Distributions	(2,215,155)	(1,934,558)
Capital Share Transactions
Investor Shares	(85,508)	(343,419)
Admiral Shares	6,146,143	118,748
Net Increase (Decrease) from Capital Share Transactions	6,060,635	(224,671)
Total Increase (Decrease)	9,820,643	(410,803)
Net Assets
Beginning of Period	66,195,295	66,606,098
End of Period	76,015,938	66,195,295

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.86	$12.87	$14.66	$14.64	$14.46
Investment Operations
Net Investment Income[1]	.407	.367	.315	.311	.348
Net Realized and Unrealized Gain (Loss) on Investments	.728	(.011)	(1.772)	.020	.180
Total from Investment Operations	1.135	.356	(1.457)	.331	.528
Distributions
Dividends from Net Investment Income	(.405)	(.366)	(.316)	(.311)	(.348)
Distributions from Realized Capital Gains	—	—	(.017)	—	—
Total Distributions	(.405)	(.366)	(.333)	(.311)	(.348)
Net Asset Value, End of Period	$13.59	$12.86	$12.87	$14.66	$14.64
Total Return[2]	8.86%	2.69%	-10.07%	2.26%	3.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,258	$2,216	$2,550	$3,435	$3,457
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.74%	2.27%	2.10%	2.39%
Portfolio Turnover Rate	31%	43%	35%	18%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.86	$12.87	$14.66	$14.64	$14.46
Investment Operations
Net Investment Income[1]	.419	.378	.326	.322	.360
Net Realized and Unrealized Gain (Loss) on Investments	.727	(.012)	(1.772)	.021	.179
Total from Investment Operations	1.146	.366	(1.446)	.343	.539
Distributions
Dividends from Net Investment Income	(.416)	(.376)	(.327)	(.323)	(.359)
Distributions from Realized Capital Gains	—	—	(.017)	—	—
Total Distributions	(.416)	(.376)	(.344)	(.323)	(.359)
Net Asset Value, End of Period	$13.59	$12.86	$12.87	$14.66	$14.64
Total Return[2]	8.95%	2.77%	-9.99%	2.34%	3.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73,758	$63,979	$64,056	$84,624	$75,103
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.07%	2.83%	2.35%	2.17%	2.48%
Portfolio Turnover Rate	31%	43%	35%	18%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Intermediate-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $2,073,000, representing less than 0.01% of the fund’s net assets and 0.83% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $272,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	75,042,729	—	75,042,729
Taxable Municipal Bonds	—	65,511	—	65,511
Temporary Cash Investments	798,320	—	—	798,320
Total	798,320	75,108,240	—	75,906,560
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,005	—	—	6,005
Liabilities
Futures Contracts[1]	(10,273)	—	—	(10,273)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	51,036
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,203,150)
Capital Loss Carryforwards	(1,574,333)
Qualified Late-Year Losses	—
Other Temporary Differences	(50,857)
Total	(2,777,304)

Intermediate-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	2,215,155	1,934,558
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	2,215,155	1,934,558
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	77,109,710
Gross Unrealized Appreciation	625,524
Gross Unrealized Depreciation	(1,828,674)
Net Unrealized Appreciation (Depreciation)	(1,203,150)
F.	During the year ended October 31, 2024, the fund purchased $28,775,735,000 of investment securities and sold $22,001,578,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $554,830,000 and sales were $292,390,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	481,057	35,468	455,775	34,084
Issued in Lieu of Cash Distributions	58,432	4,291	55,852	4,179
Redeemed	(624,997)	(46,024)	(855,046)	(64,048)
Net Increase (Decrease)—Investor Shares	(85,508)	(6,265)	(343,419)	(25,785)
Admiral Shares
Issued	21,542,435	1,587,875	25,316,546	1,897,189
Issued in Lieu of Cash Distributions	1,567,924	115,117	1,325,996	99,255
Redeemed	(16,964,216)	(1,252,623)	(26,523,794)	(1,998,540)
Net Increase (Decrease)—Admiral Shares	6,146,143	450,369	118,748	(2,096)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Intermediate-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Intermediate-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q420 122024

Financial Statements
For the year ended October 31, 2024
Vanguard Limited-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	121
Tax information	122

Limited-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (5.8%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,287
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,481
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,458
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,418
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/26	3,375	3,482
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,019
	Auburn University College & University Revenue	3.250%	6/1/31	390	381
	Auburn University College & University Revenue	4.000%	6/1/35	2,800	2,801
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	690	690
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	684
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,480	1,529
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,780	1,867
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,855	1,968
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,076
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,510	1,594
	Birmingham City Water Works Board Water Revenue	5.000%	1/1/30	800	876
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	401
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,449
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,275
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	742
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	2,000	2,043
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,464
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,258
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	3,455	3,574
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,830
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,319
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,599
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	2,205	2,307
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/28	1,015	1,073
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,777
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/29	3,500	3,752
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/29	545	577
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	2,370	2,496
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/30	4,000	4,310
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/30	750	799
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/30	700	735
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/30	7,785	8,213
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/31	750	786
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/31	6,000	6,351
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/32	800	859
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,805	2,804
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,972
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,097
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,229
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/27	1,000	1,046
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	6,787
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	6,986
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	124,575	125,111
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	101,740	105,581
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	13,665	14,521
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	41,285	44,036
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	78,610	78,350
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	520	520
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	119,945	120,448
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,000
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	778
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	28,125	28,290
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	875
1

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,505
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	120,440	120,958
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.590%	10/1/52	1,005	979
[2]	Black Belt Energy Gas District Natural Gas Revenue 67% of SOFR + 0.140%	4.629%	7/1/52	1,325	1,342
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	53,355	53,925
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	53,895	54,143
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	34,230	36,306
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	8,770	9,440
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	15,495	16,742
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	59,750	63,783
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	5,545	5,612
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	45,420	48,228
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	47,320	51,264
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	212
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,001
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,149
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/30	1,450	1,567
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/30	800	845
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/30	1,450	1,572
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/30	750	794
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/31	1,500	1,624
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/31	700	738
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/31	1,500	1,649
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/31	1,000	1,056
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/32	800	855
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	4,185	4,575
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	22,000	24,462
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	42,120	45,330
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,028
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,010
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,090	2,117
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	32,325	34,658
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	446
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	214
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	557
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,018
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,638
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,400	1,450
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	7,743
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	1,000	1,030
	Jefferson County AL Sewer Revenue	5.000%	10/1/28	2,500	2,647
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,730	1,854
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,131
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	5,805	6,313
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,575	5,011
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/27	4,070	4,225
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	82,470	82,766
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.650%	1/10/25	7,395	7,389
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	1.000%	6/26/25	9,500	9,319
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	6,905	6,946
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,170
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,237
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,114
	Montgomery AL GO	3.000%	12/1/24	205	205
	Montgomery AL GO	3.000%	12/1/26	265	264
	Montgomery AL GO	3.000%	12/1/27	925	918
	Montgomery AL GO	3.000%	12/1/28	1,850	1,816
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/31	4,525	4,482
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/25	2,685	2,693
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/26	1,360	1,384
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/27	1,860	1,921
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/28	3,000	3,138
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/29	4,500	4,755
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/30	4,500	4,786
2

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	20,000	21,410
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/24	460	460
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/25	615	618
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/25	355	359
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/26	400	407
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/26	425	436
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/27	1,250	1,291
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/27	605	629
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/28	1,250	1,305
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/28	605	635
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/29	2,250	2,360
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/29	1,360	1,433
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/30	5,000	5,279
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/30	2,905	3,073
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	10,160	10,866
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/28	1,000	1,053
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/29	1,000	1,063
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/30	1,500	1,600
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/31	1,400	1,499
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	561
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	705
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,077
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,858
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	32,640	32,811
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	876
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	754
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/27	2,420	2,439
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/28	3,985	4,011
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/31	500	500
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,082
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	2,979
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,435
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	16,890	18,198
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	8,805	9,186
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	89,115	94,311
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	15,605	16,558
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	52,970	56,943
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,448
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,277
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,067
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,435	1,475
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,380	2,441
[3]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	426
[3]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,695	1,726
[3]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	596
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	831
[3]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	783
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,040
[3]	University of South Alabama College & University Revenue	5.000%	11/1/31	1,000	1,038
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	8,145	8,191
					1,764,979
Alaska (0.3%)
	Alaska GO	5.000%	8/1/27	1,000	1,059
[4]	Alaska GO	5.000%	8/1/28	1,000	1,055
[4]	Alaska GO	5.000%	8/1/29	1,000	1,068
	Alaska GO	5.000%	8/1/29	1,250	1,368
	Alaska GO	5.000%	8/1/30	1,315	1,454
[4]	Alaska GO	5.000%	8/1/30	1,785	1,928
	Alaska GO	5.000%	8/1/31	1,000	1,118
[4]	Alaska GO	5.000%	8/1/31	1,555	1,694
	Alaska GO	5.000%	8/1/32	1,505	1,701
[4]	Alaska GO	5.000%	8/1/32	1,845	2,027
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	3,805	3,817
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/52	5,700	6,045
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,095	4,453
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/24	210	210
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	220	222
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/25	280	285
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/26	345	355
3

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	460	478
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	375	394
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	385	408
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	390	416
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	360	387
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	925	1,002
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/29	975	1,063
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/30	875	954
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/29	680	737
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/29	700	765
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/30	1,250	1,369
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/30	1,000	1,103
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/31	1,000	1,104
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/31	2,000	2,223
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/25	1,875	1,884
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/26	4,940	5,037
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/31	3,970	4,028
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/33	1,300	1,312
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	1,000	1,015
	Borough of Matanuska-Susitna AK Lease (Appropriation) Revenue	4.000%	9/1/30	1,500	1,503
	Municipality of Anchorage AK GO	5.000%	9/1/28	1,430	1,539
	Municipality of Anchorage AK GO	5.000%	9/1/28	1,165	1,254
	Municipality of Anchorage AK GO	5.000%	9/1/29	3,010	3,293
	Municipality of Anchorage AK GO	5.000%	9/1/29	1,220	1,335
	Municipality of Anchorage AK GO	5.000%	9/1/30	3,160	3,498
	Municipality of Anchorage AK GO	5.000%	9/1/31	3,315	3,711
	Municipality of Anchorage AK GO	5.000%	9/1/31	2,700	3,022
	North Slope Borough AK GO	5.000%	6/30/26	1,270	1,313
	North Slope Borough AK GO	5.000%	6/30/28	365	393
	North Slope Borough AK GO	5.000%	6/30/28	2,005	2,158
	North Slope Borough AK GO	5.000%	6/30/29	2,270	2,482
	North Slope Borough AK GO	5.000%	6/30/30	1,210	1,337
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,200	2,251
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,111
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,377
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,725	1,864
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,750	1,897
					95,876
Arizona (1.4%)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue (Scottsdale Lincoln Hospital Project)	5.000%	12/1/32	3,400	3,404
[5,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	11/7/24	16,530	16,530
[5,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	11/7/24	6,905	6,905
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.490%	1/1/46	3,850	3,797
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.490%	11/4/25	1,370	1,364
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.490%	11/4/25	150	149
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	600
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	754
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,015
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,015
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	766
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	872
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	10,920	11,548
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	5,500	5,913
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.000%	7/1/29	1,200	1,188
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/32	365	375
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	128
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	166
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	131
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/26	1,210	1,210
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/26	220	220
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/28	805	801
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/28	240	239
4

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/29	605	601
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/29	250	248
[5]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	4.000%	12/15/30	2,190	2,170
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	137
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	129
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	445	466
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	266
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.220%	11/1/24	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,617
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,703
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,732
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,666
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,670
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,686
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,574
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,246
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/26	2,635	2,714
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/26	5,926	6,122
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,569
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/25	400	403
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/26	500	513
[5]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.400%	11/1/24	23,692	23,692
[5,6]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.400%	11/1/24	17,605	17,605
[5]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.270%	11/1/24	20,000	20,000
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	175
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	76
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	76
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	76
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	76
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	17
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	9,490	10,266
[5]	Arizona State IDA Muti-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	19,645	19,645
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,118
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	170
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	119
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	349
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	444
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	18,380	18,617
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	930	927
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	5,000	5,000
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	903
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	304
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,019
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	116
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	103
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	263
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	320
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	90
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	96
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	76
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	82
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/25	200	200
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/26	200	201
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/27	225	227
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/29	3,150	3,141
[5]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/26	540	532
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,482
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,125	2,209
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,562
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,865	1,976
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,258
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	644
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,105	1,190
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,691
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,770	3,027
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,727
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,310	3,645
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,540	3,666
5

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,000	2,067
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	12,855
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,760	6,916
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	12,510	13,252
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	16,435	17,988
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,985	2,808
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,035	1,914
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	2,750	2,796
	Maricopa County Unified School District No. 4 Mesa (Project of 2018) GO	5.000%	7/1/29	1,035	1,134
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	7,060	7,116
[3]	Northern Arizona University College & University Revenue	5.000%	8/1/29	2,090	2,281
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,788
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	3,745	3,747
[5]	Phoenix IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	4.000%	7/1/25	960	959
	Phoenix IDA Health, Hospital, Nursing Home Revenue VRDO	3.850%	11/1/24	5,601	5,601
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	402
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.600%	6/15/25	345	345
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/27	340	339
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/28	355	354
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/29	365	363
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/32	3,000	3,003
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/34	7,500	7,500
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,985	3,084
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/24	450	450
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/26	245	245
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/27	705	704
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/28	365	364
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/30	495	491
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/31	465	459
[1]	University of Arizona College & University Revenue	5.000%	8/1/30	1,110	1,233
[1]	University of Arizona College & University Revenue	5.000%	8/1/31	1,500	1,685
[1]	University of Arizona College & University Revenue	5.000%	8/1/32	3,000	3,407
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	757
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,265
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.500%	12/2/24	12,000	12,000
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,534
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,692
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,370	1,413
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,100	1,155
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,000	1,066
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,380	1,490
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,555	1,694
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	549
					416,695
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,060	2,063
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	3,715	3,719
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,858
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	500	519
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.500%	2/1/29	1,250	1,216
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,280	1,337
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,500	1,563
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,605	2,605
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,300	1,296
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,030	16,368
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/55	1,500	1,573
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	566
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,511
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	323
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,886
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,098
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,446
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,153
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,173
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	2,925
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,808
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,346
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,066
6

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rogers AR Water Revenue	4.000%	11/1/29	140	140
[4]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,035	1,092
[4]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/29	1,600	1,732
[4]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/30	1,000	1,092
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	4,028
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,274
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	405
					80,181
California (7.8%)
[3]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	841
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,410
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	8,610
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,309
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	13,390	13,312
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	11,320	11,288
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	6,750	6,657
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	21,185	20,988
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,000	18,990
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.540%	4/1/56	20,500	20,272
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.650%	4/1/56	20,000	19,723
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	4/1/56	8,125	8,089
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.490%	4/1/36	8,740	8,816
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,436
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/27	1,125	1,175
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/28	380	386
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/28	1,330	1,395
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	470	479
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,799
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/29	655	667
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/29	2,165	2,292
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/29	510	520
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/29	1,260	1,341
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/30	1,560	1,665
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/30	1,380	1,477
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/31	1,785	1,910
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/31	1,825	1,959
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/32	1,700	1,820
[4]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/32	1,195	1,283
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/28	1,250	1,321
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/29	1,850	1,961
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/29	1,500	1,598
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/30	1,650	1,762
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/30	2,100	2,249
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	61,890	62,836
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	28,150	29,818
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	53,375	56,435
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	42,000	45,346
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	49,715	54,791
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,760	13,687
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	10,000	10,788
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	88,405	94,941
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	63,695	64,250
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	92,570	98,946
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	26,145	26,372
[4]	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	9/1/32	57,430	61,414
[4]	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	9/1/32	80,000	86,253
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	10/1/32	68,855	73,778
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	200	202
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	150	155
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	210	222
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	50	54
	California GO	4.000%	4/1/25	2,990	3,001
	California GO	5.000%	4/1/25	51,400	51,792
	California GO	5.000%	8/1/25	10,000	10,147
	California GO	5.000%	9/1/25	13,900	14,131
	California GO	3.000%	3/1/26	20,000	19,974
	California GO	5.000%	4/1/26	8,300	8,552
	California GO	5.000%	4/1/26	10,575	10,896
	California GO	5.000%	8/1/26	5,710	5,931
7

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/26	1,060	1,065
	California GO	5.000%	8/1/26	16,580	17,223
	California GO	5.000%	8/1/26	27,635	28,707
	California GO	4.000%	9/1/26	10,125	10,360
	California GO	5.000%	9/1/26	1,000	1,041
	California GO	5.000%	10/1/26	10,000	10,432
	California GO	5.000%	10/1/26	6,000	6,259
	California GO	5.000%	4/1/27	9,010	9,492
	California GO	3.500%	8/1/27	10,000	10,193
	California GO	5.000%	8/1/27	5,485	5,821
	California GO	5.000%	8/1/27	2,000	2,122
	California GO	5.000%	9/1/27	16,360	17,393
	California GO	4.000%	10/1/27	35,845	37,107
	California GO	5.000%	10/1/27	10,000	10,651
	California GO	5.000%	11/1/27	2,500	2,668
	California GO	5.000%	4/1/28	2,880	3,095
	California GO	5.000%	8/1/28	5,000	5,407
	California GO	5.000%	8/1/28	10,000	10,814
	California GO	5.000%	9/1/28	5,930	6,155
	California GO	5.000%	9/1/28	5,000	5,415
	California GO	5.000%	9/1/28	3,330	3,606
	California GO	5.000%	10/1/28	1,185	1,285
	California GO	5.000%	10/1/28	5,000	5,423
	California GO	5.000%	11/1/28	35,955	39,057
	California GO	5.000%	4/1/29	3,900	4,264
	California GO	5.000%	8/1/29	17,200	18,914
	California GO	5.000%	8/1/29	10,000	10,997
	California GO	4.000%	9/1/29	7,245	7,636
	California GO	5.000%	10/1/29	7,500	8,271
	California GO	5.000%	8/1/30	15,120	15,631
	California GO	5.000%	8/1/30	11,500	12,838
	California GO	5.000%	10/1/30	13,115	14,669
	California GO	5.000%	8/1/31	2,945	3,329
	California GO	5.000%	8/1/31	8,500	9,607
	California GO	4.000%	9/1/31	860	873
	California GO	4.000%	8/1/32	8,025	8,124
	California GO	5.000%	8/1/35	1,195	1,252
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,080	1,080
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	175	182
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,880	6,306
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,435	3,666
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,540	3,810
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	30,000	33,049
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,163
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	11,800	11,690
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,770
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	987
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,104
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	10,810	11,248
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	11,235	11,714
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,555	11,625
	California Health Facilities Financing Authority Revenue	5.000%	7/1/29	4,510	4,813
	California Health Facilities Financing Authority Revenue	5.000%	7/1/30	4,630	4,983
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	6,897	6,954
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	1,002
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,388
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,360
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	7,500	7,524
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	29,088
	California Infrastructure & Economic Development Bank Recreational Revenue, ETM	5.000%	1/1/25	150	150
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.940%	12/1/50	6,975	6,973
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,743
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,985	1,985
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	805
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,025	1,045
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,512
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/27	575	584
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,505
8

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.350%	11/1/24	13,870	13,870
[5,6]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	4.350%	11/1/24	2,500	2,500
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,260
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	16,147
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	7,870	8,168
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,246
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	19,393
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	17,819
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,081
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,197
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,115
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,083
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,734
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,839
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	3,750	4,184
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,000	1,129
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	4,993
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,580
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,133
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,477
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,446
	California State University College & University Revenue	4.000%	11/1/36	12,160	12,180
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,625
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,990
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,028
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	1,500	1,502
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,060	1,090
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,202
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,800	4,184
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	12,095	13,316
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,440	5,989
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,612
	Cerritos Community College District GO	4.000%	8/1/31	9,505	9,522
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,675	1,650
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	803
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	8,770	8,797
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	288
	Long Beach Unified School District GO	0.000%	8/1/28	3,625	3,156
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,250	3,376
	Los Angeles CA Unified School District GO	5.000%	7/1/27	6,250	6,659
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,440
	Los Angeles CA Unified School District GO	5.000%	7/1/29	15,000	16,642
	Los Angeles CA Unified School District GO	5.000%	7/1/30	37,155	41,967
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,266
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	11,086
[5,6]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	3.640%	11/7/24	5,860	5,860
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,412
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,065
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,088
[3]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	662
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,660
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,439
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/30	2,545	2,700
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	53,065	56,268
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.690%	11/1/24	22,200	22,200
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	3,000	3,018
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,665	3,685
	Peralta Community College District GO	4.000%	8/1/31	5,500	5,503
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,450	1,469
	Poway Unified School District GO	4.000%	8/1/30	7,790	7,794
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,218
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,012
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,396
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	1,931
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,343
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,098
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,055
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	2,450	2,514
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,138
9

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,435
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	4,165	4,172
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,536
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,179
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,414
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,571
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,604
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/33	10,000	10,019
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.560%	11/7/24	18,251	18,251
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.560%	11/7/24	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,654
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,850	37,473
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,500
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,446
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/32	5,000	5,012
	San Mateo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/31	1,000	1,013
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/29	160	163
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	165	171
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	140	144
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/32	540	556
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/33	135	139
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/34	750	768
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	15,000	14,633
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	44,145	46,920
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	750	797
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,049
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,536
	University of California College & University Revenue	5.000%	5/15/29	7,110	7,872
	University of California College & University Revenue	5.000%	5/15/31	13,000	14,743
	University of California College & University Revenue	5.000%	5/15/31	13,250	15,027
	University of California College & University Revenue (Limited Project)	4.000%	5/15/34	28,080	28,114
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,598
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	704
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	801
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	537
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	748
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	625
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	819
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	687
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	531
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	970
[3]	William S Hart Union High School District GO	0.000%	9/1/27	515	475
					2,368,564
Colorado (1.8%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,070
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	6,792
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,803
[9]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/27	1,000	1,049
[9]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/29	1,000	1,075
[9]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/30	1,000	1,083
[9]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/31	1,000	1,092
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	618	631
	Boulder County CO Sales Tax Revenue	2.000%	7/15/29	1,950	1,742
	Boulder County CO Sales Tax Revenue	2.000%	7/15/30	1,500	1,308
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	3,070	3,042
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/27	250	263
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/29	200	216
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/31	200	220
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	205
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	103
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,438	17,476
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,692
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	105
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	65
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	141
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	1,200	1,210
10

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	660
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	806
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,545	3,585
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,489
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	1,933
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	554
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,283
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	444
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,122
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,601
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,592
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	374
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	494
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,600	1,682
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,334
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	730	771
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	454
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,890
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	750
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,770	5,185
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,830	1,985
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	25,220	27,375
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	3,000	3,307
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	6,055	6,500
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,040	1,075
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	3,250	3,620
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,539
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,157
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/25	185	187
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/26	450	463
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/27	300	314
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/28	1,125	1,192
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,050	4,063
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	22,925	23,334
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,220	3,274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	41,110	42,370
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	16,050	16,592
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	49,805	53,047
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,075	10,775
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/29	10,500	11,370
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	17,450	18,945
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	6,500	7,172
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,256
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	3.790%	5/15/61	13,980	13,920
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,528
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	1,380	1,380
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	4,415	4,436
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	6,675	6,633
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,085	2,155
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,404
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/27	750	747
[5,6]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	13,050	13,050
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.110%	12/1/25	4,860	4,861
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/25	500	508
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/27	400	422
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/29	250	270
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/30	750	817
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,664
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/30	1,425	1,467
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/32	1,360	1,398
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/31	4,445	4,526
	Denver Health & Hospital Authority COP	5.000%	12/1/24	765	765
[5]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,785	2,873
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	2,185	2,210
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	306
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	974
11

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.979%	9/1/39	15,010	15,007
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	13,895	12,643
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	20,115	17,660
[3]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	451
	Foothills Metropolitan District Special Assessment Revenue	5.250%	12/1/24	915	915
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	254
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	362
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	510
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	532
	Gardens on Havana Metropolitan District No. 3 Miscellaneous Taxes Revenue	4.625%	12/1/27	500	501
[3]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	876
[3]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,018
	Nine Mile Metropolitan District Tax Increment/Allocation Revenue	4.625%	12/1/30	1,125	1,134
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/27	225	236
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/29	240	259
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/30	325	353
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/31	300	329
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	6,000	5,966
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,590	1,596
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	6,710	7,036
	Regional Transportation District COP	5.000%	6/1/25	1,730	1,747
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,707
	Regional Transportation District COP	5.000%	6/1/26	1,000	1,031
	Regional Transportation District COP	5.000%	6/1/27	3,835	3,872
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	810	817
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	600	615
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	619
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	1,625	1,690
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	629
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	900	949
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	535	567
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/32	2,000	2,114
	University of Colorado College & University Revenue	5.000%	10/1/30	20,000	22,308
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	3,240	3,185
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	3,970	3,848
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,585	11,634
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	17,290	19,416
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	130
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	183
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	202
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	216
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	263
					548,992
Connecticut (1.6%)
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,594
[1]	Bridgeport CT GO	5.000%	7/1/30	1,000	1,103
[1]	Bridgeport CT GO	5.000%	7/1/31	2,100	2,338
	Connecticut GO	5.000%	4/15/25	7,075	7,128
	Connecticut GO	5.000%	5/15/25	10,000	10,091
	Connecticut GO	5.000%	9/15/25	5,345	5,435
	Connecticut GO	5.000%	10/15/25	2,115	2,152
	Connecticut GO	4.000%	5/15/26	1,175	1,192
	Connecticut GO	4.000%	5/15/27	100	101
	Connecticut GO	3.000%	6/1/27	5,000	4,994
	Connecticut GO	5.000%	8/15/27	190	197
	Connecticut GO	3.000%	6/1/28	6,875	6,857
	Connecticut GO	5.000%	11/15/28	100	102
	Connecticut GO	4.000%	1/15/30	3,500	3,681
	Connecticut GO	5.000%	11/15/30	10,000	11,097
	Connecticut GO	5.000%	11/15/30	4,625	5,133
	Connecticut GO	5.000%	11/15/31	5,100	5,116
	Connecticut GO	5.000%	11/15/31	6,305	7,075
	Connecticut GO	5.000%	11/15/31	9,550	10,716
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	480	480
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	330	330
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	2,640	2,637
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	5,360	5,395
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,140	1,117
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,040	2,987
12

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	5,725	5,664
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	1,560	1,696
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.300%	11/15/24	250	250
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.400%	5/15/25	250	244
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.450%	11/15/25	350	338
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	500	469
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	169
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	850	782
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	965
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,000	910
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,145
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,000	897
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,131
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,750	1,534
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	984
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,010	886
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	965
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/45	710	705
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	4.000%	11/15/49	1,505	1,515
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.650%	11/15/25	1,000	998
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,197
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/27	825	824
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/27	7,000	7,020
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,036
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	506
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	4,911
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	365	369
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	7,738
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,545
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,148
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	505
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,314
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,524
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,000	2,016
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	4,365	4,397
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,990	17,835
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	27,870	27,629
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,050	15,911
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	23,940	23,788
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	8,450	8,396
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	29,343
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	5,325	5,298
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,000
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	384
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	5,960
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	176
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	603
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,029
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	204
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,735	2,823
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,038
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	2,035
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,835
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	261
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,500	5,793
13

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	1,991
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	6,570	6,841
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	367
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,800	4,073
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,250	5,515
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	820	881
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,700	4,027
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,745	9,426
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	525	566
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,086
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	425	460
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,300	3,636
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	20,185	21,941
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	525	571
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,600	1,777
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	31,690	34,682
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	766
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	12,250	12,266
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	16,750	17,247
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,650	3,937
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	126
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	257
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,100
[5]	Danbury CT BAN GO	5.000%	2/24/25	16,250	16,313
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	5,405	5,520
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	1,115	1,135
	Hartford CT Special Obligation Revenue	5.000%	4/1/25	1,495	1,505
	Hartford CT Special Obligation Revenue	5.000%	4/1/26	1,475	1,516
	Hartford CT Special Obligation Revenue	5.000%	4/1/27	2,120	2,228
	Hartford CT Special Obligation Revenue	5.000%	4/1/28	2,750	2,946
	Metropolitan District GO	3.000%	3/1/29	3,000	2,954
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	6,235	6,210
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,019
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	754
	University of Connecticut College & University Revenue	5.000%	8/15/29	1,240	1,358
	University of Connecticut College & University Revenue	5.000%	8/15/30	1,275	1,414
	University of Connecticut College & University Revenue	5.000%	8/15/30	1,600	1,775
	Washington CT BAN GO	4.000%	4/2/25	2,370	2,373
					495,245
Delaware (0.1%)
	Delaware State Economic Development Authority Charter School Aid Revenue (Newark Charter School Inc. Project)	2.800%	9/1/26	120	117
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,435	11,113
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,494
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,260	1,268
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	815
					16,807
District of Columbia (0.8%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	226
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	612
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	1,205	1,231
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/31	1,700	1,755
	District of Columbia Charter School Aid Revenue	5.000%	6/1/34	325	338
	District of Columbia College & University Revenue	5.000%	4/1/27	570	590
	District of Columbia College & University Revenue	5.000%	4/1/28	650	683
	District of Columbia College & University Revenue	5.000%	4/1/29	250	266
	District of Columbia GO	5.000%	6/1/26	3,205	3,307
	District of Columbia GO	5.000%	6/1/27	3,110	3,284
	District of Columbia GO	5.000%	6/1/28	6,855	7,384
	District of Columbia GO	5.000%	6/1/29	9,230	10,119
	District of Columbia GO	5.000%	6/1/30	15,000	16,673
	District of Columbia GO	5.000%	12/1/30	5,750	6,429
	District of Columbia GO	5.000%	8/1/31	3,095	3,489
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	2,320	2,314
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,869
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	5,040	5,045
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,965
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,123	17,395
14

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,790	2,834
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,065	5,148
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,399
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	2,955	3,091
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	16,450	16,861
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.100%	9/1/30	12,750	13,083
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,611
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,542
	District of Columbia Income Tax Revenue	5.000%	10/1/30	6,940	7,744
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	4,975
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	12,765	12,721
[5,6]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	3.360%	11/7/24	32,950	32,950
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.360%	11/7/24	18,384	18,384
[3,5]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.360%	11/7/24	12,725	12,725
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	2,080	2,276
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/31	5,915	6,188
					255,506
Florida (3.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,211
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	817
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	145
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,523
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	239
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,243
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	144
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	1,005
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	134
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	502
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,015	1,085
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,100	3,314
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,735	8,919
[4]	Alachua County Housing Facilities Authority Local or Guaranteed Housing Revenue PUT	3.300%	6/1/27	15,000	14,991
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/27	1,340	1,308
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/32	5,080	4,763
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,056
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,000	3,016
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,135
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,000	4,092
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,214
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	3,595	3,747
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,293
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	3,800	4,026
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,375
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	728
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	4,185	4,546
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	3,750	3,750
	Brevard County School District COP	5.000%	7/1/32	2,980	3,007
[3]	Brevard FL Fuel Sales Tax Revenue	5.000%	8/1/27	2,000	2,067
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/27	5,870	6,143
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/28	4,445	4,739
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/29	6,775	7,341
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/30	6,665	7,337
	Broward County FL School District COP	5.000%	7/1/26	6,425	6,636
	Broward County FL School District COP	5.000%	7/1/29	4,000	4,037
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,030
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/27	1,875	1,867
[5,6]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.390%	11/7/24	7,717	7,717
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,500	1,511
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,973
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,390	1,351
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	5,585	5,400
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	4.000%	12/15/24	115	115
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/28	550	547
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/28	1,035	1,044
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/30	1,020	1,026
	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	2.950%	1/1/30	17,529	16,717
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,820	2,910
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,185	2,387
15

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	1,000	1,104
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	3,000	3,313
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	201
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	850	949
	Citizens Property Insurance Inc. Miscellaneous Revenue, Prere.	5.000%	12/1/24	11,350	11,363
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	1,925	2,053
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	2,250	2,431
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No.1 Project)	4.250%	11/1/27	825	826
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	3,110	3,059
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	4.625%	5/1/31	500	504
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	402
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	112
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	401
[3]	Duval County Public Schools COP	5.000%	7/1/25	1,850	1,872
[3]	Duval County Public Schools COP	5.000%	7/1/26	2,380	2,460
[3]	Duval County Public Schools COP	5.000%	7/1/27	3,420	3,602
[3]	Duval County Public Schools COP	5.000%	7/1/28	4,775	5,112
[3]	Duval County Public Schools COP	5.000%	7/1/29	5,845	6,343
[3]	Duval County Public Schools COP	5.000%	7/1/30	6,105	6,703
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,327
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,170
	Escambia FL County Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/31	1,500	1,486
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	420
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	422
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	1,125	1,159
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	378
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	1,185	1,244
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	745	795
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,866
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,087
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,148
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,714
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	2,365	2,346
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,500	1,516
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	1,000	1,003
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/27	295	283
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/28	395	374
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	319
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	397
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	780	805
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	743
	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	4.500%	6/15/31	2,000	1,985
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/25	530	528
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/26	200	199
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/27	575	579
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/28	450	454
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	285	291
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	300	313
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	493
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,424
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	220	220
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	518
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,040	2,154
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,050	2,194
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,435	1,391
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,312
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	1,395	1,341
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	7,045	7,567
	Florida GO	5.000%	6/1/27	6,595	6,979
	Florida GO	4.000%	6/1/30	4,000	4,048
	Florida GO	4.000%	6/1/32	2,300	2,329
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,040
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	231
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	290
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	517
16

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	1,090	1,099
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,785
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,000
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	349
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	515	525
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	250
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	278
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,382
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,431
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,478
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	2,050	2,047
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	1,595	1,585
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	10,170	10,099
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	13,990	14,422
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,745	3,062
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,065	3,084
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,220	2,262
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/27	2,720	2,739
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	11,190	11,438
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	9,500	9,805
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	14,620	15,097
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,325
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,027
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,459
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,275	1,311
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/25	250	254
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	175	181
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	920	954
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/27	1,945	2,048
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/28	3,610	3,847
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	2,000	2,140
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	2,000	2,134
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	181
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	375
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	381
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	192
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,909
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	801
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,713
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	4.700%	5/1/31	675	678
[3]	Hernando County School District COP	5.000%	7/1/28	3,825	3,947
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	173
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	196
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	243
	Hialeah FL Utility System Water Revenue	5.000%	10/1/30	1,700	1,836
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	6,075	6,703
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,310
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	23,240	25,384
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/1/24	18,450	18,450
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	1,000	1,009
	Hillsborough County School Board COP	5.000%	7/1/28	40	41
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,750
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,683
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,029
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	247
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,615
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,828
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	1,710	1,825
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	1,595	1,689
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,616
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,536
[5,6]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	42,149	42,149
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	4,810
17

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,070	1,152
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,885	5,275
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	5,000	5,489
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	4,705	5,221
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	8,500	9,550
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,820
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	27,683
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,000	1,051
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	371
[5]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/29	400	404
	Lake Powell Residential Golf Community Development District Special Assessment Revenue	5.750%	11/1/32	1,955	1,956
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	422
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	384
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	1,979
	Lee County FL IDA CP	5.000%	4/1/25	3,500	3,521
[4]	Lee County FL IDA CP	5.000%	4/1/26	1,025	1,049
[4]	Lee County FL IDA CP	5.000%	4/1/33	745	786
	Lee County FL IDA CP	5.000%	4/1/33	26,000	26,322
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	210
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	249
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	306
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	2,400	2,404
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	300	301
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	920	933
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,250
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,001
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/31	3,000	3,106
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/32	3,750	3,874
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/25	1,725	1,750
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,225	1,226
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	1,780	1,786
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	863
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,169
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,097
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,245
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,346
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,596
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,390
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/28	1,000	1,069
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/33	2,500	2,513
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,428
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,106
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	295
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,266
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	306
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,001
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	150
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,250	1,281
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	4,000	4,004
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,746
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/28	1,900	2,044
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/29	3,990	4,364
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/30	4,190	4,644
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/31	4,400	4,921
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,053
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	286
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/27	430	455
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	585	653
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,139
	Miami-Dade County FL GO	5.000%	7/1/33	4,500	4,628
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,000	3,026
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,500	1,545
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	811
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	200
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/33	1,215	1,216
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	226
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/29	120	123
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	384
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,517
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,644
18

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,075
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	6,750	6,748
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/26	12,835	12,734
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/26	1,000	1,000
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,013
	Miami-Dade County School Board COP	5.000%	2/1/25	635	637
	Miami-Dade County School Board COP	5.000%	5/1/25	155	156
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,273
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	13,954
	Miami-Dade County School Board COP	5.000%	5/1/28	2,095	2,110
	Miami-Dade County School Board COP	5.000%	5/1/29	2,000	2,015
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/29	1,910	1,933
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	3,550	3,590
	Mirada Community Development District Special Assessment Revenue	4.750%	5/1/31	500	501
	Miromar Lakes Community Development District Special Assessment Revenue	5.000%	5/1/28	1,230	1,235
[5]	Normandy Community Development District Special Assessment Revenue	4.625%	5/1/31	600	595
	North AR-1 Pasco Community Development District Special Assessment Revenue	4.875%	5/1/31	500	503
	North Springs Improvement District Special Assessment Revenue	4.000%	5/1/28	1,510	1,503
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/27	1,465	1,539
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/28	1,540	1,643
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/29	1,615	1,751
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/30	1,695	1,863
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/31	1,780	1,984
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	3,914
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,184
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,455
[9]	Okaloosa County School Board COP	5.000%	10/1/28	900	972
[9]	Okaloosa County School Board COP	5.000%	10/1/29	800	878
[9]	Okaloosa County School Board COP	5.000%	10/1/30	1,295	1,438
[9]	Okaloosa County School Board COP	5.000%	10/1/31	2,105	2,365
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,915	1,930
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	3,130	3,183
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	3,565	3,618
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/32	4,435	4,401
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	9,740	9,626
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,281
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,395
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	350	360
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,521
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	625	653
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	575	608
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	570	577
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	650	689
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,074
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,528
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	455	489
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,250	1,362
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	480	521
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,500	2,751
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	755	825
[5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	5,745	5,745
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue (Mutli-County Program)	4.000%	9/1/48	1,210	1,211
	Orange County School Board COP	5.000%	8/1/29	1,300	1,415
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	41
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/24	1,455	1,455
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/25	1,630	1,654
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	1,475	1,524
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	526
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	28,470	25,462
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,254
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	192
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	425	429
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	314
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	511
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	711
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	620
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	239
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	250	251
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	261
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	266
19

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	420
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	354
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	676
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	150
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	468
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,025	1,026
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	915	903
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Harbour's Edge Project)	4.000%	11/15/34	1,200	1,160
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/29	200	212
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/30	600	640
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/31	200	214
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,326
	Palm Beach County School District COP	5.000%	8/1/29	500	534
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,742
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,027
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/31	150	150
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	41,000	44,523
[1]	Pasco County School Board COP	5.000%	8/1/25	250	253
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	750	761
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	870	903
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	958
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,023
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/29	1,815	1,983
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/30	4,935	5,442
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	1,635	1,636
	Polk County FL Utility System Revenue	4.125%	10/1/32	1,025	1,026
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,670
	Port St. Lucie FL GO	4.000%	7/1/32	2,380	2,381
	Port St. Lucie FL GO	4.000%	7/1/33	5,550	5,553
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	1,225	1,232
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	951
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/26	200	196
	Seminole County FL Water & Sewer Water Revenue	4.000%	10/1/29	1,450	1,460
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/25	220	219
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/26	305	303
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/27	235	233
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/31	280	274
	South Florida Water Management District COP	5.000%	10/1/30	5,000	5,127
	South Florida Water Management District COP	5.000%	10/1/32	8,250	8,443
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,315	1,380
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,070	2,167
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,500	1,567
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,000	5,213
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/24	600	599
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/26	740	728
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/27	860	841
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/28	810	787
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,667
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,795
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	3,986
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,150
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	303
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	475	487
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	375	392
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,021
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,000	1,009
[5]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/28	1,155	1,155
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	250	244
	Village Community Development District No. 13 Special Assessment Revenue	4.000%	5/1/27	3,670	3,699
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	506
[5]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/29	1,500	1,499
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/33	2,500	2,566
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/26	540	544
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/31	1,270	1,273
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/32	1,460	1,463
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	1,405	1,399
20

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	4.875%	5/1/31	515	519
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/28	315	317
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/26	260	269
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/27	375	393
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/28	1,000	1,065
					1,038,798
Georgia (4.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,945	2,980
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,153
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,337
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,504
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,687
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/30	7,045	7,680
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/26	635	653
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/27	665	696
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/28	695	738
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,751
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,265
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,035
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	1,355	1,430
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	2,020	2,172
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,080	1,181
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,345	2,598
	Atlanta GA GO	5.000%	12/1/29	5,000	5,526
	Atlanta GA GO	5.000%	12/1/30	5,000	5,591
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	901
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,399
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,618
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartments Project) PUT	3.375%	5/1/25	9,900	9,866
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,445	9,697
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,350	2,310
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,050	2,015
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/28	1,125	1,189
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/29	1,085	1,152
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/30	895	946
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/32	1,395	1,470
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	134
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/29	5,000	4,340
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	12,940	13,273
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	869
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	819
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,617
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	2,290	2,297
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.800%	5/21/26	2,430	2,450
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.800%	5/21/26	7,705	7,768
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.375%	3/12/27	2,690	2,698
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.700%	6/13/28	1,820	1,854
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.300%	8/21/29	5,945	5,937
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corporation Vogtle Project) PUT	1.500%	2/3/25	7,485	7,408
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	421
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/34	2,560	2,590
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	432
21

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/26	210	216
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/28	250	266
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	458
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	885	907
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	470
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	496
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,062
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	2,300	2,478
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	2,000	2,178
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	29,865	30,340
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	11,240	11,945
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	251
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	382
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,090
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,055
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,000	1,068
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	552
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/30	2,305	2,381
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/28	1,750	1,872
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/29	1,850	2,007
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/30	2,215	2,427
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/31	2,500	2,766
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	1,850	1,824
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	1,030	1,019
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/27	270	282
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/29	380	406
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/31	575	622
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,770
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	835	833
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	965	962
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	1,000	999
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	301
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	256
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	718
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	714
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	938
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,460	1,493
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,300
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/30	9,905	10,797
	Georgia GO	5.000%	2/1/25	2,000	2,009
	Georgia GO	4.000%	2/1/26	4,570	4,573
	Georgia GO	4.000%	2/1/31	2,740	2,745
	Georgia GO	4.000%	2/1/31	4,000	4,034
	Georgia GO	4.000%	2/1/32	4,000	4,032
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	3,837
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	694
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	3,840
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,054
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	403
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	836
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	847
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,247
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	932
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,744
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,198
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,275	1,352
	Georgia Municipal Electric Authority Nuclear Revenue	3.375%	1/1/32	100	100
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/25	395	395
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	615	616
22

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/26	425	429
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	630	643
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/27	1,760	1,833
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/28	430	438
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	2,870	3,044
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	315	334
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects), ETM	5.000%	1/1/25	2,450	2,456
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	365
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	426
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	202
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	608
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	908
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	155
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	678
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	573
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	211
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	190	204
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/29	300	326
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/30	200	220
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	4.000%	1/1/28	220	222
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,500	2,570
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	309
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	505	506
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	160	160
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,350	1,377
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,042
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	1,400	1,485
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	875	928
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/29	660	710
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/29	725	780
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	1,365	1,489
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	500	545
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/31	1,690	1,859
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/31	745	819
[3,5,6]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.360%	11/7/24	8,960	8,960
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,593
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,007
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,012
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	150	151
	Gwinnett County School District GO	4.000%	2/1/33	5,000	5,022
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	176
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/27	820	859
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	335
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	290	291
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,021
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,526
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	252
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	491
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	351
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	350	356
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,326
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	280	287
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	585
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	641
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	500	517
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	521
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	489
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,242
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,100	1,153
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	825	865
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,000	1,043
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/28	1,000	1,055
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/28	1,500	1,597
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	5,052
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	2,700	2,853
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	1,050	1,109
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	700	740
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	2,250	2,389
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	750	796
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	3,040	3,228
23

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/29	225	240
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	2,750	2,903
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	2,940	3,119
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	950	1,008
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/30	145	155
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/30	2,630	2,736
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	2,355	2,505
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	1,000	1,063
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/30	470	504
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/30	3,500	3,707
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/31	950	1,007
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/31	100	107
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/31	900	956
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	91,585	92,313
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	20,390	20,628
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	91,860	93,025
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	38,085	40,341
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	18,910	19,116
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	84,305	89,348
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	25,000	26,561
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	105,585	112,302
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	52,690	56,167
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	45,115	48,438
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	3,170	3,369
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	29,150	31,082
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	41,945	44,696
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	12,390	13,265
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	8/1/49	101,005	101,042
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/25	620	626
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/27	425	445
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/28	530	564
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	3,270	3,295
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	2,990	3,013
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,270	1,280
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,270	1,280
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corporation Vogtle Project) PUT	1.500%	2/3/25	3,750	3,711
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	645
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	556
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	494
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	1,050	1,062
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	1,000	1,011
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	5.000%	4/1/25	600	603
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	5.000%	4/1/26	600	614
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	5.000%	4/1/27	500	522
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	5.000%	4/1/28	920	974
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	852
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/31	925	916
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/27	1,840	1,944
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,492
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	3,000	3,275
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,855	5,344
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,450	4,921
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.000%	10/1/29	1,530	1,518
					1,213,547
Guam (0.2%)
	Guam Department of Education COP	3.625%	2/1/25	320	319
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	933
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	504
24

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	989
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,100	1,188
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,000	1,086
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,335	1,450
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	363
	Guam Income Tax Revenue	5.000%	12/1/26	2,250	2,315
	Guam Income Tax Revenue	5.000%	12/1/27	5,230	5,380
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	1,860	1,860
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	515	521
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,520
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	580	588
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	300	313
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	450	456
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	2,525	2,657
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,500	1,589
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	2,070	2,092
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,499
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,584
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	500	506
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,229
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	500	516
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	4,051
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	450	472
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,454
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	500	531
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,849
					45,814
Hawaii (0.2%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,855	2,022
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,585	2,818
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	11/7/24	6,235	6,235
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	11/7/24	1,620	1,620
	Hawaii GO	4.000%	4/1/29	3,300	3,344
	Hawaii GO	5.000%	10/1/29	1,250	1,298
	Hawaii GO	4.000%	10/1/30	1,885	1,909
	Hawaii GO	4.000%	8/1/32	4,500	4,501
	Hawaii GO	4.000%	8/1/33	4,660	4,660
	Hawaii GO	4.000%	8/1/34	10,000	9,997
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,845	1,938
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,844
	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,078
	Honolulu HI City & County GO	4.000%	10/1/31	5,050	5,105
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,300	4,407
[4]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/32	1,255	1,398
					54,174
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	4.000%	9/1/26	250	254
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/27	1,050	1,050
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	122
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,085	1,094
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	235
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	920	932
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	281
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	430
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,880	1,904
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/33	1,000	879
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	6,605	6,632
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	939
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	2/3/25	1,435	1,435
[8]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/50	755	760
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,200	2,427
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	50,000	50,520
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	569
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	471
					70,934
25

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (7.4%)
[3]	Adams County School District No. 172 GO	4.000%	2/1/32	1,000	1,006
	Aurora IL Waterworks & Sewerage Water Revenue	4.000%	12/1/31	1,185	1,185
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	556
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	238
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	667
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	382
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	719
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	350
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/33	650	663
[10]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,714
[10]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,664
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,001
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,058
	Chicago Board of Education GO	5.000%	12/1/24	12,500	12,511
[3]	Chicago Board of Education GO	5.000%	12/1/24	5,800	5,803
	Chicago Board of Education GO	5.000%	12/1/24	11,140	11,150
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,151
[10]	Chicago Board of Education GO	0.000%	12/1/25	5,105	4,891
[10]	Chicago Board of Education GO	0.000%	12/1/25	6,220	5,959
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,274
	Chicago Board of Education GO	5.000%	12/1/25	14,605	14,733
[3]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,547
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,522
	Chicago Board of Education GO	5.000%	12/1/25	9,520	9,603
[11]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,459
	Chicago Board of Education GO	0.000%	12/1/26	17,205	15,856
[10]	Chicago Board of Education GO	0.000%	12/1/26	6,380	5,887
[10,12]	Chicago Board of Education GO	0.000%	12/1/26	95	88
	Chicago Board of Education GO	5.000%	12/1/26	12,735	12,989
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,168
	Chicago Board of Education GO	5.000%	12/1/26	5,810	5,926
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,479
[9,12]	Chicago Board of Education GO	5.500%	12/1/26	10,475	10,884
[11]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,274
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,305
	Chicago Board of Education GO	0.000%	12/1/27	500	443
[10]	Chicago Board of Education GO	0.000%	12/1/27	1,060	941
	Chicago Board of Education GO	4.000%	12/1/27	10,875	10,880
[3]	Chicago Board of Education GO	5.000%	12/1/27	1,200	1,251
	Chicago Board of Education GO	5.000%	12/1/27	2,635	2,714
[3]	Chicago Board of Education GO	5.000%	12/1/27	4,700	4,890
	Chicago Board of Education GO	5.000%	12/1/27	3,860	3,976
[11]	Chicago Board of Education GO	5.500%	12/1/27	3,070	3,161
[10]	Chicago Board of Education GO	0.000%	12/1/28	14,130	12,034
[10,12]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,753
	Chicago Board of Education GO	5.000%	12/1/28	16,325	16,927
	Chicago Board of Education GO	5.000%	12/1/28	6,285	6,517
[10]	Chicago Board of Education GO	0.000%	12/1/29	600	489
	Chicago Board of Education GO	5.000%	12/1/29	16,420	17,125
	Chicago Board of Education GO	5.000%	12/1/30	11,645	12,063
[3]	Chicago Board of Education GO	5.000%	12/1/30	5,340	5,574
	Chicago Board of Education GO	5.000%	12/1/30	1,820	1,897
	Chicago Board of Education GO	5.000%	12/1/30	6,535	6,655
[3]	Chicago Board of Education GO	5.000%	12/1/30	4,180	4,363
[11]	Chicago Board of Education GO	5.500%	12/1/30	2,500	2,618
[5]	Chicago Board of Education GO	6.750%	12/1/30	1,065	1,156
[10]	Chicago Board of Education GO	0.000%	12/1/31	4,500	3,345
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,205	896
	Chicago Board of Education GO	5.000%	12/1/31	2,000	2,066
	Chicago Board of Education GO	5.000%	12/1/31	7,590	7,885
	Chicago Board of Education GO	5.000%	12/1/31	6,045	6,175
[3]	Chicago Board of Education GO	5.000%	12/1/31	4,640	4,830
	Chicago Board of Education GO	5.000%	12/1/31	5,000	5,083
	Chicago Board of Education GO	5.000%	12/1/32	3,600	3,705
[3]	Chicago Board of Education GO	5.000%	12/1/32	2,800	2,910
	Chicago Board of Education GO	5.000%	12/1/32	2,000	2,051
[3]	Chicago Board of Education GO	5.000%	12/1/32	2,000	2,078
	Chicago Board of Education GO	5.125%	12/1/32	1,255	1,255
	Chicago Board of Education GO	5.000%	12/1/33	6,410	6,539
26

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chicago Board of Education GO	5.000%	12/1/33	2,850	2,956
	Chicago Board of Education GO	5.000%	12/1/34	3,460	3,516
	Chicago Board of Education GO	5.000%	12/1/34	22,875	23,161
	Chicago Board of Education GO	5.000%	12/1/34	2,000	2,025
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,329
	Chicago IL GO	0.000%	1/1/25	1,130	1,122
	Chicago IL GO	5.000%	1/1/25	13,180	13,209
	Chicago IL GO	5.000%	1/1/25	3,100	3,107
	Chicago IL GO	5.000%	1/1/26	330	330
	Chicago IL GO	5.000%	1/1/26	6,020	6,123
	Chicago IL GO	5.000%	1/1/26	10,920	11,108
	Chicago IL GO	5.000%	1/1/26	1,260	1,262
	Chicago IL GO	5.000%	1/1/26	1,565	1,567
	Chicago IL GO	5.000%	1/1/27	14,450	14,916
	Chicago IL GO	5.000%	1/1/27	645	652
	Chicago IL GO	5.000%	1/1/28	8,655	9,047
	Chicago IL GO	5.000%	1/1/28	2,450	2,561
	Chicago IL GO	4.000%	1/1/29	6,127	6,236
	Chicago IL GO	5.000%	1/1/29	5,210	5,503
	Chicago IL GO	5.000%	1/1/29	3,670	3,876
	Chicago IL GO	5.000%	1/1/29	2,500	2,523
	Chicago IL GO	4.000%	1/1/30	6,336	6,439
	Chicago IL GO	5.000%	1/1/30	7,320	7,791
	Chicago IL GO	5.000%	1/1/30	5,285	5,625
	Chicago IL GO	5.625%	1/1/30	9,010	9,352
	Chicago IL GO	0.000%	1/1/31	5,020	3,906
	Chicago IL GO	5.000%	1/1/31	1,500	1,588
	Chicago IL GO	5.000%	1/1/31	515	519
	Chicago IL GO	5.625%	1/1/31	4,500	4,662
	Chicago IL GO	5.500%	1/1/33	7,985	7,992
	Chicago IL GO, ETM	0.000%	1/1/26	300	288
[10]	Chicago IL GO, ETM	0.000%	1/1/26	235	226
	Chicago IL GO, ETM	0.000%	1/1/27	1,000	930
[10]	Chicago IL GO, ETM	0.000%	1/1/27	1,000	934
[10]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,907
[10]	Chicago IL GO, ETM	0.000%	1/1/28	100	90
	Chicago IL GO, Prere.	5.000%	1/1/25	2,285	2,291
	Chicago IL GO, Prere.	5.000%	1/1/25	1,720	1,723
	Chicago IL GO, Prere.	5.250%	1/1/25	2,500	2,506
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/26	1,100	1,102
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,002
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,557
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,005	4,013
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,040
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	500	510
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,603
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	700	743
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,170	2,254
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,650	2,866
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	675	730
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	3,770	4,139
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,000	1,098
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	465	490
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,682
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,140	2,145
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,725
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,100
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,083
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	12,707
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,431
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,288
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	1,000	1,034
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,000	3,103
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	1,000	1,053
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	2,705	2,909
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	4,560	4,799
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,034
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	3,000	3,275
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	2,000	2,064
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,034
27

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	750	831
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,960	2,162
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	3,555	3,754
[11]	Chicago IL Waterworks Water Revenue	5.750%	11/1/30	12,900	13,669
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,000	1,029
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,735	1,931
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/32	1,055	1,111
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,162
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	847
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/27	1,655	1,658
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,700	1,703
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	120
[3]	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	1,800	1,888
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/34	1,500	1,503
[3,5]	Chicago IL Waterworks Water Revenue TOB VRDO	3.360%	11/7/24	10,125	10,125
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,750	2,873
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	5,000	5,318
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,244
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,000	1,096
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,000	2,216
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	752
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	832
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,125	1,128
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,185
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,330	3,338
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	112
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	2,863
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,253
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	356
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	128
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,238
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	168
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,442
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	315	339
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,645	1,704
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,502
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	450	491
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	12,500	13,604
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	100
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,135	1,251
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	9,485	10,419
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,375	11,505
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,125	1,128
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	3,888
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	14,780	14,942
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,735	7,820
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	3,884
	Chicago Park District GO	5.000%	11/15/24	680	680
	Chicago Park District GO	4.000%	1/1/25	390	390
	Chicago Park District GO	5.000%	1/1/25	625	626
	Chicago Park District GO	5.000%	1/1/25	315	315
	Chicago Park District GO	5.000%	1/1/25	300	300
[1]	Chicago Park District GO	5.000%	1/1/25	200	200
	Chicago Park District GO	5.000%	11/15/25	1,430	1,454
	Chicago Park District GO	5.000%	1/1/26	1,000	1,019
[1]	Chicago Park District GO	5.000%	1/1/26	550	561
	Chicago Park District GO	5.000%	11/15/26	1,500	1,555
	Chicago Park District GO	5.000%	1/1/27	925	943
[1]	Chicago Park District GO	5.000%	1/1/27	650	675
	Chicago Park District GO	5.000%	1/1/27	1,000	1,040
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,061
	Chicago Park District GO	5.000%	1/1/28	1,110	1,175
	Chicago Park District GO	5.000%	1/1/29	750	806
	Chicago Park District GO	5.000%	1/1/29	1,875	2,016
	Chicago Park District GO	5.000%	1/1/30	1,700	1,851
	Chicago Park District GO	5.000%	1/1/30	1,320	1,438
[1]	Chicago Park District GO	4.000%	1/1/31	1,955	1,993
	Chicago Park District GO	5.000%	1/1/31	700	769
[1]	Chicago Park District GO	4.000%	11/15/32	1,000	1,015
28

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,156
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,445
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,637
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	3,940
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,558
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	9,015	9,395
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,866
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,250	5,543
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,655
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	5,845	6,249
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/28	1,600	1,699
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,073
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,250	1,351
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,555	1,691
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,690
[3]	Cook County IL GO	5.000%	11/15/26	3,710	3,854
	Cook County IL GO	5.000%	11/15/27	1,205	1,247
	Cook County IL GO	5.000%	11/15/28	2,705	2,800
	Cook County IL GO	5.000%	11/15/28	350	377
	Cook County IL GO	5.000%	11/15/29	3,600	3,930
	Cook County IL GO	5.000%	11/15/30	2,200	2,279
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	650	675
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	350	371
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	290	312
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	140	153
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	275	300
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	1,250	1,365
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	300	331
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	2,000	2,207
	Cook County IL Sales Tax Revenue	4.000%	11/15/34	1,000	1,007
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,110
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,291
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,356
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,718
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	676
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,062
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,128
[1]	Crestwood IL GO	5.000%	12/15/28	1,820	1,923
[1]	Crestwood IL GO	5.000%	12/15/29	1,910	2,040
[1]	Crestwood IL GO	5.000%	12/15/31	1,345	1,452
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	495
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	618
	Elk Grove Village IL GO	3.000%	1/1/25	560	559
[3]	Franklin Park IL GO	4.000%	7/1/30	1,015	1,005
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,972
[5]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/30	630	624
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/31	265	264
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	905	903
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,307
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	275
	Illinois Finance Authority College & University Revenue	5.000%	4/1/26	345	352
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	530	529
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	697
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	1,450	1,518
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	730	731
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	310
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	1,805	1,925
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	400	421
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	750	769
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	537
	Illinois Finance Authority College & University Revenue	5.000%	4/1/29	2,015	2,185
	Illinois Finance Authority College & University Revenue	5.000%	4/1/30	6,000	6,597
	Illinois Finance Authority College & University Revenue	5.000%	4/1/30	800	857
	Illinois Finance Authority College & University Revenue	4.125%	12/1/30	1,505	1,426
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	1,175	1,266
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	11,935	13,254
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/25	325	328
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/25	1,605	1,618
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/27	425	440
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/29	940	989
29

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/30	200	211
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/31	205	217
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/32	215	228
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/25	875	876
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/28	400	412
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/29	920	946
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/30	335	344
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/31	370	379
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/32	225	230
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/25	100	101
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/26	225	232
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	597
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,366
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,670	7,721
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,551
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,840	1,872
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	4,500	4,604
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,447
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,014
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,392
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,655	1,694
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,279
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,845
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,600	2,688
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	256
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,020
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,250	3,277
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,053
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,139
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,890	1,955
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	905	928
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,804
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,432
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	990
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,538
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,909
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	7,000	7,073
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	940	964
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,000	2,015
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,420	1,474
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	1,010	997
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,587
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	415	424
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,019
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,030	1,050
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,125	1,133
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	6,650	6,675
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	615	617
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	12,145	12,237
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	14,040	14,355
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	11,645	12,141
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/1/24	3,900	3,900
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,521
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,181
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,111
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.540%	11/7/24	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.940%	5/1/42	1,405	1,388
	Illinois Finance Authority Intergovernmental Agreement Revenue (Downers Grove Community High School District No. 99 Project)	5.000%	12/15/24	720	721
30

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Intergovernmental Agreement Revenue (Downers Grove Community High School District No. 99 Project)	5.000%	12/15/25	1,000	1,021
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,148
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.574%	11/1/34	10,190	10,172
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,079
	Illinois GO	5.000%	11/1/24	36,340	36,340
	Illinois GO	5.000%	2/1/25	550	552
	Illinois GO	4.000%	3/1/25	750	751
	Illinois GO	5.000%	3/1/25	6,500	6,528
	Illinois GO	5.000%	4/1/25	4,170	4,182
	Illinois GO	5.000%	5/1/25	280	281
	Illinois GO	5.000%	5/1/25	2,500	2,517
	Illinois GO	5.000%	5/1/25	3,200	3,222
	Illinois GO	5.500%	5/1/25	3,000	3,029
	Illinois GO	6.000%	5/1/25	150	152
	Illinois GO	5.000%	7/1/25	7,750	7,822
	Illinois GO	5.000%	11/1/25	39,075	39,660
[1]	Illinois GO	5.000%	11/1/25	10,000	10,160
	Illinois GO	5.000%	12/1/25	500	508
	Illinois GO	5.000%	12/1/25	660	671
	Illinois GO	5.000%	1/1/26	3,680	3,745
	Illinois GO	5.000%	2/1/26	3,125	3,134
	Illinois GO	5.000%	2/1/26	8,900	9,071
	Illinois GO	5.000%	3/1/26	3,250	3,317
	Illinois GO	5.000%	3/1/26	10,000	10,207
[3]	Illinois GO	5.000%	4/1/26	2,500	2,507
	Illinois GO	5.000%	5/1/26	6,550	6,569
	Illinois GO	5.000%	5/1/26	5,000	5,119
	Illinois GO	5.500%	5/1/26	8,675	8,951
	Illinois GO	5.000%	7/1/26	5,795	5,949
	Illinois GO	5.000%	11/1/26	25,940	26,812
	Illinois GO	5.000%	11/1/26	3,500	3,618
	Illinois GO	5.000%	1/1/27	1,750	1,783
	Illinois GO	5.000%	3/1/27	7,935	8,248
	Illinois GO	5.000%	4/1/27	2,585	2,592
	Illinois GO	5.000%	5/1/27	4,280	4,293
	Illinois GO	5.000%	5/1/27	7,000	7,297
	Illinois GO	5.000%	6/1/27	1,400	1,435
	Illinois GO	5.000%	10/1/27	1,500	1,575
	Illinois GO	5.000%	11/1/27	19,070	20,053
	Illinois GO	5.000%	1/1/28	625	637
	Illinois GO	5.500%	1/1/28	240	257
	Illinois GO	5.000%	2/1/28	1,075	1,117
	Illinois GO	4.000%	3/1/28	3,000	3,066
	Illinois GO	5.000%	3/1/28	805	851
	Illinois GO	5.000%	5/1/28	1,555	1,560
	Illinois GO	5.000%	5/1/28	5,000	5,296
	Illinois GO	5.000%	5/1/28	5,000	5,296
	Illinois GO	5.000%	6/1/28	1,040	1,066
	Illinois GO	5.000%	10/1/28	3,000	3,196
	Illinois GO	5.000%	11/1/28	23,700	24,888
	Illinois GO	5.000%	11/1/28	2,895	3,088
	Illinois GO	5.000%	12/1/28	2,500	2,627
	Illinois GO	5.000%	2/1/29	4,590	4,758
	Illinois GO	5.000%	2/1/29	3,100	3,315
	Illinois GO	5.250%	2/1/29	350	351
	Illinois GO	5.000%	4/1/29	1,320	1,324
	Illinois GO	5.000%	5/1/29	2,525	2,706
	Illinois GO	3.500%	6/1/29	2,410	2,413
	Illinois GO	5.000%	7/1/29	25,000	26,834
	Illinois GO	5.000%	11/1/29	28,550	29,860
	Illinois GO	5.000%	1/1/30	1,000	1,016
	Illinois GO	5.000%	2/1/30	5,305	5,721
	Illinois GO	5.000%	5/1/30	2,580	2,789
[3]	Illinois GO	4.000%	2/1/31	1,500	1,515
	Illinois GO	5.000%	2/1/31	8,815	9,581
	Illinois GO	5.000%	10/1/31	3,320	3,480
	Illinois GO	5.000%	10/1/31	2,400	2,516
	Illinois GO	5.000%	10/1/31	4,000	4,369
	Illinois GO	4.125%	11/1/31	2,240	2,246
31

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	12/1/31	1,000	1,041
	Illinois GO	5.000%	11/1/32	4,255	4,359
	Illinois GO	5.000%	12/1/34	6,485	6,709
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	570
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	3,940	3,943
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	2,470	2,478
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	1,395	1,405
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,085	1,084
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/51	9,405	9,200
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	19,250	19,052
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	16,370	16,736
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	10,185	10,661
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	7,575	8,025
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/26	4,300	4,388
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,020	3,024
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,045	2,084
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,270	1,293
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	11,318	11,532
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/28	3,000	3,017
[2,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	4.240%	5/15/50	3,750	3,752
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,144
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	15,560
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/32	3,180	3,209
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,933
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	8,911
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,049
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,382
[10]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	380
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,782
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,288
[10]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	130
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,070
[10]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,242
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,389
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,412
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	890	895
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	1,000	1,048
	Illinois Sales Tax Revenue	3.000%	6/15/31	10,385	9,823
[1]	Illinois Sales Tax Revenue	5.000%	6/15/32	1,325	1,389
	Illinois Sales Tax Revenue	3.000%	6/15/34	300	272
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,074
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	5,250	5,544
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,100	2,218
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,500	2,618
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	6,820	7,292
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,167
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	4,100	4,376
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	7,110	7,149
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,820	1,830
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/32	10,150	10,205
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,905	2,834
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	4,815	4,529
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	9,534
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	15,261
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	21,564
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	111
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,000	1,024
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,350	1,378
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	206
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,505	7,652
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	750	798
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	785	835
[4,9]	Illinois State University COP (Capital Improvement Project)	5.000%	4/1/30	2,615	2,850
[4,9]	Illinois State University COP (Capital Improvement Project)	5.000%	4/1/31	2,540	2,790
[4,9]	Illinois State University COP (Capital Improvement Project)	5.000%	4/1/32	2,600	2,873
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	4,125	4,129
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	957
[9]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/28	1,000	891
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	173
32

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	356
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	229
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	426
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	221
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/29	10,000	10,492
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,000	2,097
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,509
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,686
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,084
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,563
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,536
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,606
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,522
[4,13]	Lincoln Land Community College District No. 526 College & University Revenue GO	1.000%	12/15/34	17,600	17,602
[1]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/30	1,000	1,013
	McLean County Public Building Commission (Non-Terminable) Revenue	4.000%	12/1/31	1,215	1,215
	McLean County Public Building Commission (Non-Terminable) Revenue	4.000%	12/1/32	1,815	1,816
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,145	2,135
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,987
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,016
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	4,305	4,078
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,540	10,728
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	2,075	2,145
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	5,000	5,264
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,355	2,461
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	3,750	3,919
[9,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,365	1,419
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,668
[3,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	10,000	8,240
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	10,000	8,006
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/27	60	55
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/27	3,000	3,070
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	2,300	2,337
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/28	10,450	9,206
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	7,500	7,885
[3,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project), ETM	5.500%	6/15/29	1,770	1,840
[5,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.360%	11/7/24	6,750	6,750
[3,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.400%	11/7/24	8,341	8,341
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/24	6,955	6,922
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/26	975	984
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/28	1,245	1,275
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/30	1,555	1,608
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/31	1,730	1,783
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,948
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,544
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,325	1,373
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,110	7,362
[3]	Mundelein IL GO	4.000%	12/15/25	500	504
[3]	Mundelein IL GO	4.000%	12/15/26	500	509
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,541
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	109
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	177
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	1,310	1,317
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	502
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,477
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,279
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	339
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	342
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	346
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	690	737
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,040	1,104
[1]	Peoria IL GO	4.000%	1/1/25	750	750
[1]	Peoria IL GO	4.000%	1/1/26	250	252
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/35	3,810	3,556
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	41,625	42,034
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	4,220	4,351
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	767
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/26	105	105
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/35	4,930	4,930
	Romeoville IL GO	5.000%	12/30/25	3,315	3,377
33

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	15,917
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,477
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	10,759
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,755
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	8,040
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	7,808
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,119
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,720	1,824
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,735	1,840
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,076
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	3,075	3,313
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	566
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	2,000	2,186
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.340%	11/7/24	7,200	7,200
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,647
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,116
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,634
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,041
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,534
[10]	Southern Illinois University College & University Revenue	0.000%	4/1/25	310	304
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	201
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	178
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	218
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	765
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	289
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	410
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	389
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	457
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	1,970
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	730	765
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	10,412
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,565	5,591
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,075
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/32	1,000	1,004
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	2,000	2,007
	Springfield IL GO	3.250%	12/1/30	1,085	1,065
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	701
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,723
	University of Illinois College & University Revenue	5.000%	10/1/28	485	514
	University of Illinois College & University Revenue	5.000%	10/1/29	965	1,032
	University of Illinois College & University Revenue	5.000%	10/1/30	1,150	1,237
	University of Illinois College & University Revenue	4.000%	4/1/34	4,040	3,964
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	749
[1]	Western Illinois University College & University Revenue	4.000%	4/1/26	1,340	1,343
[1]	Western Illinois University College & University Revenue	4.000%	4/1/27	1,400	1,410
	Wheeling IL GO	4.000%	12/1/26	1,995	2,037
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	411
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	280
[3]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/26	855	798
[3]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/26	145	136
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/25	330	333
	Will County IL (Renewable Natural GAS Project) GO	5.000%	11/15/27	1,045	1,111
	Will County IL (Renewable Natural GAS Project) GO	5.000%	11/15/28	1,000	1,081
[1]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/28	1,165	1,212
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,296
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,142
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,490
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,513
					2,236,842
Indiana (1.2%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	405
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,043
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	500	522
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	374
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	500	535
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	539
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	353
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	500	543
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	546
34

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	500	551
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	700	775
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	351
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	357
	Brownsburg 1999 School Building Corp. Miscellaneous Revenue BAN	5.000%	6/1/25	1,550	1,552
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,000
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,079
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	1,978
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,030
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	107
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,235	1,303
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	506
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	485	521
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	541
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	5,841
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	736
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,000	1,097
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	590
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	914
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	1,942
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/31	1,195	1,204
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/32	1,670	1,678
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	202
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	229
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	283
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	284
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/32	1,315	1,315
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/27	775	794
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/28	805	830
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/28	410	424
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,373
	Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,593
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,136
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,058
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,361
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,052
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,122
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,195
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	99
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	438
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	353
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	347
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	295
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	289
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	275
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	543
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/30	1,250	1,195
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	5,275	5,408
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,686
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,275
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	1,905
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,145
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,649
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	381
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,214
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,347
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,406
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,576
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	450	460
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	398
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	750	765
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	854
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	350	369
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/28	740	769
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	1,225	1,282
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	600	652
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	1,345	1,416
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/29	1,410	1,477
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,163
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	7,244
35

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	4,210	4,057
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	16,835	17,887
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	32,015	35,142
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	10,000	11,130
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.540%	3/1/39	3,055	3,019
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	9,415	9,519
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/30	1,000	916
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/30	670	745
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,125
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,063
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	1,430	1,547
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,200	1,319
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,523
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,600	1,759
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	2,750	3,059
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	1,175	1,307
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	800
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,057
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,108
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	239
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	533
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,710	1,709
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,355	1,341
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	4,365	4,283
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	3,470	3,383
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	3,155	3,246
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,230	3,350
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,535	1,629
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	527
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,520	1,565
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	501
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/33	1,100	1,165
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	11,400	11,956
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,197
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	8,503
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,000	1,093
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/31	2,600	2,865
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	895	995
[10]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	12,249
[5]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	4.150%	11/1/24	3,000	3,000
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,043
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,220
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,718
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	6,877
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,800	1,875
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	2,000	2,146
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,300	1,406
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,100	1,199
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	600	659
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	600	659
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	2,000	2,196
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,105
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	600	663
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	740	819
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,250	1,384
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,100	1,226
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	600	669
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	700	780
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	650	724
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	368
	Michigan City School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	750	751
[1]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	489
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	955
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,387
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,635	1,638
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	299
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	359
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	386
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	310
36

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	311
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	312
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	417
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	417
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	552
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	424
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,080
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,190	1,214
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,178
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	809
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,256
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	655
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,350
	Wayne Township IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,099
	Westfield-Washington Multi-School Building Corp. Miscellaneous Revenue BAN	5.000%	12/15/24	15,685	15,707
	Whiting Redevelopment District Tax Allocation Revenue	3.500%	7/15/26	1,400	1,386
	Whiting Redevelopment District Tax Allocation Revenue	4.000%	1/15/32	3,950	3,765
					374,092
Iowa (0.2%)
	Iowa City Community School District GO	2.900%	6/1/31	2,800	2,607
	Iowa City Community School District GO	2.950%	6/1/32	3,010	2,769
	Iowa City Community School District GO	3.000%	6/1/33	3,100	2,911
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,705
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	988
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,035
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	89
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,020
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	1,075	1,127
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	399
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,260	1,242
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	3,710	3,733
[6]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/1/24	20,130	20,130
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	730	729
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,820	1,833
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	890	884
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	850	829
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	11,725	12,159
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/52	3,765	4,021
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,325	3,284
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	348
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	705	726
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,101
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	393
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	440
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,377
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	565
					69,444
Kansas (0.3%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,630	7,654
[5,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,500	1,507
[5,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,600	1,607
[5,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.250%	6/1/28	1,600	1,609
[5,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.250%	6/1/29	1,700	1,710
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,080
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,093
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	28,850	30,871
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	2,860	3,044
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,893
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,007
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	509
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	519
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,035
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	893
	Manhattan KS GO	0.400%	6/15/25	12,015	11,674
[5]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	75	75
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	65	64
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,286
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,775
[8]	Wichita KS Local or Guaranteed Housing Revenue	3.750%	11/1/25	3,000	3,000
37

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,009
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,537
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,118
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/33	1,810	1,821
					89,390
Kentucky (2.2%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	941
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,655
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,027
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,015
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	11,609
	Commonwealth of Kentucky COP	5.000%	6/15/34	1,320	1,330
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,093
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,163
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,237
[3]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,011
	Kenton KY GO	4.000%	4/1/30	1,000	1,014
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,443
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,059
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	122
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	128
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	205
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,007
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,683
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,130
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,011
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,363
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,275	1,340
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	3,000	3,075
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,000	1,042
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	4.640%	2/1/46	1,000	1,000
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/26	3,810	3,894
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	91
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	1,690	1,707
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	1,680	1,695
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	809
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,654
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	165	171
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,625	1,664
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,000	1,035
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,905
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,782
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	827
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,078
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,091
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,902
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,124
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	308
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	1,997
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/29	1,500	1,578
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/29	1,000	1,051
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/30	550	580
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/30	2,090	2,217
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/30	2,000	2,113
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/31	1,425	1,501
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/31	5,770	6,088
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	98,680	98,847
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	36,850	36,934
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	118,980	119,528
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	36,710	37,002
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	60,325	63,985
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	5,000	5,056
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	12,260	13,314
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	60,000	64,314
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	355
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/32	5,000	5,045
38

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,661
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	1,000	1,012
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,343
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	205
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,714
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/31	1,430	1,482
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,208
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	524
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,500
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,243
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	276
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	405
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	548
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/30	1,025	1,132
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/29	1,875	2,054
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/30	765	844
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/28	1,220	1,315
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/31	1,435	1,600
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	175
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	433
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/33	3,000	3,024
	Lexington-Fayette Urban County Government GO	3.000%	9/1/28	1,000	961
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	4.500%	5/15/30	1,920	1,921
	Louisville Water Co. Water Revenue	3.125%	11/15/30	3,750	3,659
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,655	5,771
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	25,501
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	1,000	1,071
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	29,680	31,827
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,361
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,278
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	2,873
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,855	2,853
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,479
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,740
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	1,996
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	7,145	7,400
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,135
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,252
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,318
	University of Kentucky College & University Revenue	5.000%	4/1/30	4,260	4,281
[3]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,310
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	297
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	707
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	522
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,310
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	570
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,479
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/28	2,000	1,954
					669,469
Louisiana (1.5%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,910	1,928
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,041
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,047
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	6,735	6,777
[5,6]	Calcasieu Parish Public Trust Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	5,238	5,238
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	800
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	671
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	7,137
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	790
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	580
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	506
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	606
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,031
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,591
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,116
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	540
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	509
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.874%	5/1/43	10,990	10,947
39

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/30	3,500	3,861
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/31	3,735	4,156
	Louisiana GO	5.000%	10/1/26	6,750	7,021
	Louisiana GO	5.000%	2/1/27	5,000	5,244
	Louisiana GO	5.000%	2/1/29	6,000	6,538
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/26	1,300	1,309
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone At the Oaks Project) PUT	5.000%	6/1/26	10,840	11,033
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,439	9,578
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,560
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,715	3,849
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/26	11,081	11,301
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,076
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	1,105	1,149
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,089
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,051
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,084
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corporation Project)	3.500%	11/1/32	7,245	7,033
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,920	1,944
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,195	2,264
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	4,190	4,371
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	4,265	4,455
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	4,000	4,157
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	11,080	11,489
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,364
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	5,250	5,471
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/46	29,255	29,144
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,325	10,416
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	6,170	6,200
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,140	4,156
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	5,185	5,195
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	2,150	2,162
	Louisiana Public Facilities Authority College & University Revenue	4.000%	12/15/32	1,335	1,344
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/27	500	524
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/33	2,140	2,149
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,565
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,042
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,678
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	700	716
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,746
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,523
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	457
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,246
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	421
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,060	1,069
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	27,500	27,692
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	726
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/29	1,500	1,556
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	19,135	19,267
[5]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.380%	11/7/24	6,935	6,935
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/25	350	355
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/25	100	100
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	4,075	4,072
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	2,500	2,498
[3]	Shreveport LA GO	5.000%	3/1/28	550	577
[3]	Shreveport LA GO	5.000%	3/1/29	600	635
40

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Shreveport LA GO	5.000%	8/1/29	2,800	2,913
[3]	Shreveport LA GO	5.000%	3/1/30	700	746
[1]	Shreveport LA GO	5.000%	8/1/30	5,355	5,554
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	2,828
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,034
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,145	1,208
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,034
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,053
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	4,050	4,112
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	825	826
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,105	1,155
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	27,705	27,072
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	44,415	43,525
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	21,380	21,525
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/30	2,385	2,540
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,320	1,359
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/28	2,050	2,140
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,614
					454,706
Maine (0.2%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	596
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	207
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	561
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	412
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	655
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	412
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	667
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	481
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,250	1,354
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	96
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	198
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	131
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/27	4,050	4,061
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/28	1,075	1,078
[4]	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.550%	11/15/29	7,530	7,536
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/29	1,960	1,970
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.650%	11/15/30	2,000	1,999
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,100	1,093
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	950	949
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	1,440	1,439
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	730	733
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,440	1,487
	Maine State Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	11/15/25	13,020	12,986
	Regional School Unit No. 14 BAN GO	5.000%	5/15/25	32,000	32,265
					73,880
Maryland (1.2%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,406
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	132
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	170
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	755	755
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,004
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,127
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	885
	Howard County MD GO	5.000%	2/15/31	2,390	2,491
	Hyattsville MD Special Obligation Revenue (University Town Center Project)	5.000%	7/1/27	1,500	1,503
[5,8]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	25,720	25,753
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.800%	9/1/30	1,395	1,213
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.700%	3/1/32	1,410	1,162
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	1,515	1,534
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	910	912
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	1,250	1,259
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	8,155	8,109
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	6,455	6,337
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,360	2,312
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	4,585	4,491
41

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	15,700	16,226
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/53	9,175	9,815
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,205	2,357
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,552
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	5,000	5,001
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,503
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/30	3,445	3,486
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/31	2,590	2,612
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	10,735	10,968
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	300	310
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	300	311
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	300	312
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/31	565	587
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,506
	Maryland Economic Development Corp. Tax Allocation Revenue (Metro Centre At Owings Mills Project)	3.750%	7/1/27	1,840	1,822
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	2,385	2,297
	Maryland GO	5.000%	3/15/25	32,130	32,342
	Maryland GO	2.750%	8/1/25	590	586
	Maryland GO	5.000%	6/1/26	1,150	1,153
	Maryland GO	4.000%	6/1/27	7,000	7,001
	Maryland GO	4.000%	6/1/28	15,565	15,567
	Maryland GO	4.000%	6/1/29	1,250	1,250
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	155
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	375
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	463
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	740
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	565	570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	172
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	1,988
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	800	803
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	201
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,960	4,154
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,115
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	141
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	875	922
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	142
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,773
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,000	2,019
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	565	581
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,445	1,549
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,026
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,190	2,208
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	5,090	5,102
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,310	8,618
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.590%	11/7/24	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	12,845
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	3.520%	7/1/42	23,865	23,848
[2,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	3.780%	7/1/41	31,690	31,690
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,105
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/31	1,765	1,969
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,027
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,375	1,468
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	913
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	2,190	2,375
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	720
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/27	3,000	2,956
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Water Revenue	5.000%	3/1/25	1,035	1,036
[8]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,218
	Montgomery County MD GO	4.000%	12/1/25	190	190
	Montgomery County MD GO	4.000%	12/1/30	12,000	12,002
	Prince George's County MD GO	5.000%	7/1/25	8,900	9,005
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	751
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/24	1,145	1,145
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	1,875	1,883
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/27	600	608
					354,260
42

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts (1.5%)
	Boston MA GO	4.000%	3/1/28	2,250	2,251
	Boston MA GO	4.000%	3/1/29	2,030	2,031
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	37,201
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,140
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,465	1,511
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	25,937
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,440	1,520
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,460	1,573
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,135	1,244
	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	28,903
	Commonwealth of Massachusetts GO	3.000%	9/1/31	6,715	6,506
	Commonwealth of Massachusetts GO	5.000%	2/1/33	1,285	1,335
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	336
	Holyoke MA BAN GO	4.250%	4/11/25	2,500	2,507
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,000	1,062
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,100	1,168
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	2,015	2,139
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	14,355	12,819
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,600	1,767
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,300	1,436
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	2,920	3,225
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/30	4,000	4,484
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	12,000	11,916
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,685	1,771
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/29	1,175	1,286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,011
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	526
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	266
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	233
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	528
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,509
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,147
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	557
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	213
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	241
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,025	1,044
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	178
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,228
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	224
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	500	489
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,510
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	185	192
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	143
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	940	942
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	175	183
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	1,500	1,503
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	2,004
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,700	1,744
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	185	196
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,870
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,680	3,686
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	1,725	1,778
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	350	336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	4,560	4,665
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,420	1,475
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	207
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	2,145	2,194
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,020	1,137
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	1,730	1,733
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	365	347
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,240	1,283
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	2,480	2,529
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	2,530	2,574
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,350	1,373
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	800	823
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	550	564
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	410	416
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,585
43

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,704
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	7,780	8,321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	788
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,586
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,410
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,343
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	684
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	370	373
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	370	371
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	500
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	659
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,055	2,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,269
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	5,905
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,198
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	324
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	502
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	620
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,344
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,079
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,485	1,538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	935	954
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	685	716
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	348
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	552
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,581
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,270	1,302
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,500	2,557
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	609
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	785	807
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	879
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,075	1,148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,500	1,540
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,700	2,795
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	975	1,004
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	765	821
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,879
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,375	3,467
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	3,890	3,928
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,045
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,625	4,738
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,305	1,344
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,710	3,810
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,585	4,628
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,815	5,946
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,450	4,961
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,120	4,156
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,880	1,882
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,810	3,888
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,620	1,644
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,010
[2,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	3.840%	7/1/49	6,575	6,550
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/26	600	611
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/25	1,545	1,552
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/26	1,865	1,887
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,536
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.250%	11/1/24	18,250	18,250
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	277
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	285
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	154
44

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	155
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	313
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	3,085	3,070
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,550	5,577
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	316
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	159
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	9,230	9,422
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	165
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	26,735	27,170
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/30	3,100	3,093
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	995	992
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	230	230
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	795	781
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	1,915	1,925
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,586
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/32	9,860	9,865
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	23,370	23,418
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,884
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,079
	Quincy MA GO	4.000%	6/1/32	2,565	2,565
					461,083
Michigan (2.0%)
[15]	Allen Park Public School District GO	5.000%	11/1/26	335	341
[3,15]	Detroit City School District GO	5.250%	5/1/29	3,860	4,242
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/27	500	524
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/28	500	532
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/29	500	538
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/30	2,000	2,166
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/31	2,690	2,933
[3,5,15]	Detroit MI City School District GO TOB VRDO	3.640%	11/7/24	5,705	5,705
	Detroit MI GO	5.000%	4/1/30	475	513
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/26	500	519
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/27	625	659
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/28	500	536
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/29	1,250	1,358
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/30	1,635	1,790
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/31	1,500	1,655
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	704
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,617
[15]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,705
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,575	1,590
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	565
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	942
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	770
[1]	Grandville Public Schools GO	5.000%	5/1/25	595	599
[1]	Grandville Public Schools GO	5.000%	5/1/26	620	631
[1]	Grandville Public Schools GO	5.000%	5/1/27	655	677
[1]	Grandville Public Schools GO	5.000%	5/1/28	740	774
[1]	Grandville Public Schools GO	5.000%	5/1/29	790	836
[1]	Grandville Public Schools GO	5.000%	5/1/30	825	880
[1]	Grandville Public Schools GO	5.000%	5/1/31	860	922
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,685
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	5,000	5,145
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,062
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,537
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	1,745	1,840
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	11,100	11,411
[5]	Great Lakes Water Authority Water Supply System Water Revenue TOB VRDO	4.250%	11/1/24	1,500	1,500
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,183
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,176
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,193
	Kalamazoo County MI GO	3.000%	5/1/25	875	872
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,849
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,896
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,045	2,091
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,490	1,497
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,341
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	2,345	2,350
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	500
45

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,000	1,036
	Kent County MI GO	4.000%	1/1/33	5,905	5,890
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	825	825
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,965	2,005
[15]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,416
[15]	Lake Orion Community School District GO	4.000%	5/1/28	500	517
[15]	Lake Orion Community School District GO	4.000%	5/1/29	675	701
[3]	Livonia Public Schools GO	5.000%	5/1/29	525	570
[3]	Livonia Public Schools GO	5.000%	5/1/30	1,050	1,153
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25	1,065	1,074
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26	1,365	1,404
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	22,453
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	150	148
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	228
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	489
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	2,813
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	512
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,399
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,367
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,333
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	613
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,390
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,886
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,250	1,299
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/26	2,125	2,153
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,102
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,355
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/28	2,000	2,110
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,790	1,875
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,469
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	4,987
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/29	2,175	2,318
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,042
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/30	2,810	3,011
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,033
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,150	18,212
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,440	25,493
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	9,535	9,780
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	8,170	7,395
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	10,480	9,485
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	8,200	8,714
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,165	1,166
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,220	1,241
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	2,965	3,239
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/30	3,115	3,437
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,250	1,260
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	4,670	4,708
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	6,960	7,016
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	3,015	3,039
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.090%	12/1/39	24,000	23,998
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.140%	12/1/39	5,500	5,504
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/24	820	820
[15]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	5/1/25	1,315	1,326
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	1,030	1,047
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	305	310
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	500	519
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/27	500	528
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,789
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	10,220	10,241
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,014
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	4,300	4,332
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,233
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,200	3,330
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,450	3,691
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,010
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,800	1,813
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,312
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/27	3,500	3,716
46

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,700	2,917
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	5,000	5,492
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	3,750	3,802
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,777
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,570
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,154
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,574
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,825	1,910
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	4,975	5,012
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	1,345	1,368
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,414
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	8,720	8,681
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/30	28,000	28,103
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	12/1/31	1,500	1,633
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	615	614
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	2,375	2,359
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	760	760
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	11,440	11,496
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	7,310	7,361
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	7,055	7,009
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	13,315	13,077
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	12,185	12,634
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	16,070	16,929
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	15,270	16,365
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	19,030	20,342
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	5,135	5,587
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	2,660	2,943
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	6,420	6,438
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	1,175	1,187
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,068
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.500%	4/1/26	1,400	1,409
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,462
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,900
	Michigan State University College & University Revenue	3.500%	8/15/30	5,845	5,778
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/32	1,805	1,831
[15]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,068
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,026
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,442
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	514
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	315
[15]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,091
	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,285
	Oakland University College & University Revenue	5.000%	3/1/27	905	945
	Oakland University College & University Revenue	5.000%	3/1/28	800	851
	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,080
	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,093
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,714
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,304
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,263
[15]	Romulus Community Schools GO	4.000%	5/1/25	740	742
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	730
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,022
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,038
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,051
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,585
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	501
[15]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	502
[3]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	189
[3]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	204
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	244
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	544
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	158
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	502
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	161
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	429
					616,594
47

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota (1.0%)
	Burnsville MN GO	2.950%	12/20/32	1,175	1,082
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	326
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	410
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	351
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	392
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	530
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	269
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	409
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	605
	Lake Elmo MN GO	3.000%	2/1/25	1,170	1,167
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,192
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,228
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,266
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,288
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,370
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,262
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,380	1,395
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,000	1,010
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,225	2,241
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,395	1,448
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	525	529
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	1,034
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	31,430	33,411
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	36,120	38,720
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,050
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,364
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,910	1,980
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	586
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,045
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,390
	Minnesota GO	5.000%	8/1/26	4,345	4,348
	Minnesota GO	5.000%	8/1/29	22,710	25,020
	Minnesota GO	4.000%	8/1/31	2,000	2,009
	Minnesota GO	5.000%	8/1/34	13,000	13,139
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	253
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	310
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	765	801
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,875	1,954
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,835	1,961
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	515
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	1,125	1,165
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,085	1,084
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	2,170	2,172
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	4,430	4,471
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,850	2,831
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,513	1,503
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	4,315	4,284
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/53	2,140	2,277
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	3,410	3,592
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,170	1,257
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	3,470	3,784
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	1,590	1,787
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,500
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,499
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	45,495	45,938
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.229%	12/1/52	18,000	18,060
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	2,155	2,156
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/32	1,680	1,694
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,800	1,931
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,404
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,776
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,060	1,085
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	3,000	3,066
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	800
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	800	809
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,836
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,050	5,092
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,000	4,033
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,008
48

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,800	1,861
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,825	4,859
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,950	2,970
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,783
					290,027
Mississippi (0.5%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,246
	Harrison County School District GO	4.000%	6/1/25	2,175	2,182
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	13,835	13,598
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.950%	11/1/24	6,725	6,725
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,541
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/28	1,000	988
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/25	5,870	5,885
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/25	1,015	1,027
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/26	2,025	2,085
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	500	532
[3]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/30	1,810	1,823
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/31	2,895	3,200
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/28	1,605	1,708
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/29	4,455	4,819
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/30	3,410	3,738
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/31	2,410	2,664
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/25	255	258
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/26	225	232
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/27	400	419
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/28	315	334
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/28	1,450	1,543
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/29	3,000	3,245
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/30	3,000	3,289
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/31	5,000	5,527
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,102
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	331
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	430
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	913
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	967
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,021
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	200	207
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,345	1,366
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,255	1,273
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,065	5,129
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	4,900	4,956
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/32	1,000	1,052
	Mississippi GO, Prere.	5.000%	11/1/26	2,840	2,967
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	687
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	737
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	770
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	804
[4]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.300%	12/1/29	515	509
[4]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	6/1/30	1,065	1,059
[4]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	12/1/30	1,010	1,001
[4]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	6/1/31	500	497
[4]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	12/1/31	575	571
[4]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	6/1/32	1,145	1,138
[4]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	12/1/32	730	724
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,155	1,134
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	4,300	4,452
	Mississippi Home Corp. Local or Guaranteed Housing Revenue (Brookville Gardens Project) PUT	5.000%	5/1/25	5,700	5,736
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	607
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	720
49

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/26	1,515	1,538
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Refunding Project)	5.000%	1/1/30	345	368
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	11,785	11,820
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	11,860	12,277
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/29	3,560	3,889
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/30	2,540	2,807
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/33	2,095	2,119
[3]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/25	525	526
					148,812
Missouri (1.5%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	501
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/24	2,345	2,345
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,440	1,434
	Brentwood MO COP	4.000%	10/1/25	210	211
	Brentwood MO COP	4.000%	10/1/26	215	219
	Brentwood MO COP	4.000%	10/1/27	270	275
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,452
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,783
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,454
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,845
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,000	1,038
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,124
	Center MO School District No. 58 GO	4.000%	3/1/31	1,025	1,041
	Fort Osage School District No. R-1 COP	2.750%	4/1/27	19,255	18,880
	Franklin County MO COP	3.000%	11/1/24	440	440
	Franklin County MO COP	4.000%	4/1/25	990	992
	Franklin County MO COP	4.000%	11/1/25	455	458
	Franklin County MO COP	4.000%	4/1/26	1,035	1,046
	Franklin County MO COP	4.000%	11/1/26	475	483
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,206
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,478
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	5,500	5,507
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	4,000	4,005
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	575	577
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,065	1,109
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,170	1,240
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,200	1,291
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,585	1,720
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,000	1,089
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,840	3,107
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/27	1,125	1,179
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/28	1,200	1,283
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/29	1,000	1,084
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/30	1,350	1,481
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/25	500	507
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/26	650	672
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/27	1,780	1,878
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/29	2,235	2,432
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,270	2,349
	Ladue School District GO	3.000%	3/1/28	4,000	4,010
	Ladue School District GO	3.000%	3/1/29	2,950	2,955
	Lindbergh School District GO	0.000%	3/1/28	2,000	1,803
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,694
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,564
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,748
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	4,080	4,517
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	11,260	12,625
[5]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.390%	11/7/24	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,240
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,075
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,075
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,505
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	509
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,200	1,233
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	780
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	575
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	257
50

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,645	1,696
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,690	1,769
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	159
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,821
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	536
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	10,645	11,351
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,555	2,717
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,269
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	547
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	682
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,100	1,179
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,098
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,655	1,728
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,200	1,216
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,325	1,390
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,012
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,056
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,790
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,990	3,174
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	2,000	2,013
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	2,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	500	501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/27	760	783
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	550	568
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	595	626
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	1,185	1,201
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	68,155	68,879
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	37,699	40,053
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	13,620	14,407
[5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.250%	11/1/24	5,800	5,800
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/49	3,400	3,444
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,555	1,546
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	2,680	2,646
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	4,890	4,855
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,660	3,789
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	3,000	3,192
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	2,750	2,960
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	2,000	2,169
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	2,550	2,802
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/32	1,640	1,819
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	1,500	1,506
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	1,080	1,125
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	1,325	1,406
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	5,000	5,011
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,901
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/28	1,590	1,688
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,368
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,467
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	5,140	5,182
	North Kansas City School District No. 74 GO	3.000%	3/1/30	1,610	1,556
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,209
[5]	Poplar Bluff MO Tax Allocation Revenue	5.125%	11/1/35	3,315	3,279
	Raymore MO Tax Allocation Revenue (raymore Galleria Project)	5.375%	5/1/28	1,660	1,660
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,023
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,047
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	793
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,643
	Springfield MO Public Utility Multiple Utility Revenue	3.500%	8/1/28	1,000	1,001
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	8,820	8,832
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	4,230	4,232
51

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/35	10,000	9,901
	Springfield MO Special Obligation Revenue	4.000%	5/1/27	705	705
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,017
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	430	441
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	630	653
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/25	800	799
[8]	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,570	7,591
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,455
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,547
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,299
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,253
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,208
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,318
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,265
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,209
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,155	1,124
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,155	1,084
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,155	1,045
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,310	1,140
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,310	1,094
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,310	1,046
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/31	1,785	1,377
	University of Missouri of Curators College & University Revenue	5.000%	11/1/26	5,020	5,020
	University of Missouri of Curators College & University Revenue	4.000%	11/1/30	3,000	3,000
	University of Missouri of Curators College & University Revenue	4.000%	11/1/33	2,700	2,700
					438,160
Montana (0.2%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	14,745	14,959
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	29,400	28,774
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	681
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	379
	Missoula MT Water System Water Revenue	5.000%	7/1/31	1,740	1,848
[8]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,461
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	382
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	3,200	3,306
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	664
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,600	3,712
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,275	1,375
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,500	1,544
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,028
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,320	1,355
					62,468
Multiple States (1.2%)
[2,5,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	5.189%	6/15/35	5,570	5,570
[16]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	11,900	10,715
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	1,480	1,475
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.690%	11/1/24	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.690%	11/1/24	127,700	127,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.690%	11/1/24	110,740	110,740
[5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.340%	11/7/24	35,500	35,500
					346,760
Nebraska (1.2%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,408
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	880	900
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	1,425	1,475
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	52
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/30	9,375	9,950
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	78,395	82,704
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	33,715	35,563
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,628
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	120,535	120,937
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	100
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	828
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,110
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	900	913
[2]	Douglas County NE College & University Revenue (Creighton University Projects), SIFMA Municipal Swap Index Yield + 0.530%	3.770%	7/1/35	9,300	9,247
52

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gretna Public Schools GO	5.000%	12/15/27	3,495	3,565
	Lancaster County School District 001 GO	4.000%	1/15/32	1,315	1,329
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,226
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,888
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,778
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	642
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,558
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	120	120
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	5,080	4,974
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	805	800
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,575	1,532
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,282
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,047
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,065
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,567
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,502
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,960	6,355
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,530	1,557
	Omaha NE GO	5.000%	4/15/27	1,100	1,159
	Omaha NE GO	5.000%	4/15/28	1,225	1,314
	Omaha NE GO	6.000%	4/15/29	1,375	1,562
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/33	1,450	1,450
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,504
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	7,200	7,216
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,165	2,300
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,180	3,187
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	4,000	4,314
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/30	3,530	3,538
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/30	3,500	3,831
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	3,250	3,589
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,282
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,158
					347,006
Nevada (0.5%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/32	815	839
	Clark County NV GO	5.000%	12/1/31	1,085	1,162
	Clark County NV GO	4.000%	11/1/34	1,275	1,266
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,055
	Clark County School District GO	5.000%	6/15/26	6,930	7,073
	Clark County School District GO	5.000%	6/15/29	1,430	1,513
	Clark County School District GO	5.000%	6/15/29	780	794
[3]	Clark County School District GO	4.000%	6/15/33	10,390	10,510
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,250	1,261
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	793
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,282
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	607
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	155
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	695	757
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	950	1,045
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,480	1,639
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/32	3,810	3,835
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	259
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/28	1,365	1,384
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/29	195	189
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/30	100	95
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	182
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	236
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	195	179
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,430	2,502
	Las Vegas Valley Water District GO	5.000%	6/1/32	1,500	1,543
	Nevada GO (Nevada Municipal Bond Bank Project Nos. 87, 88 And 89)	4.000%	2/1/29	1,765	1,767
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	1,220	1,248
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,875	2,993
[8]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,390	1,391
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,679	6,766
[5]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	4.270%	11/1/24	52,600	52,600
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/32	3,765	3,769
[3]	North Las Vegas NV GO	5.000%	6/1/25	2,950	2,979
[3]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,189
53

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	140	140
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	175	174
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/26	295	298
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/27	200	204
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/28	220	225
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/29	330	336
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/30	370	375
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/31	250	252
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/32	245	245
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	504
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	512
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	733
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	488
	Reno Redevelopment Agency Tax Allocation Revenue	5.000%	6/1/27	1,715	1,715
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects)	3.625%	10/1/29	5,065	5,017
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects)	3.625%	10/1/29	1,000	991
	Washoe County NV School District GO	5.000%	6/1/27	125	126
	Washoe County NV School District GO	4.000%	6/1/31	1,825	1,853
					138,045
New Hampshire (0.2%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	1,318	1,317
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	835
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	985
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	800	798
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	875
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	995	991
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	681
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	572
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	797
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	895	889
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	538
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	3,000	3,055
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	1,500	1,488
[4,5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/30	9,000	9,000
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	8,500	8,333
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	2,150	2,125
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/32	1,345	1,346
[5]	New Hampshire Business Finance Authority Miscellaneous Revenue	5.375%	12/15/35	14,000	14,019
[4,5]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	3,620	3,618
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/1/27	2,780	2,792
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,970	2,983
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,840	2,853
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,840	2,853
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,812
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,261
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	910
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.200%	1/1/28	1,635	1,630
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,070
					70,426
New Jersey (4.8%)
[3]	Atlantic City NJ GO	4.000%	11/1/24	2,403	2,403
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	804
[3]	Atlantic City NJ GO	5.000%	3/1/25	750	753
[3]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,140
	Belleville Township NJ BAN GO	5.000%	7/8/25	7,461	7,521
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,607
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,661
	Bergen County NJ GO	2.000%	6/1/25	460	454
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,855
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,111
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,696
[1]	Bridgeton NJ GO	3.000%	3/1/25	810	807
[3]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,018
[3]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,313
[3]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,310
[3]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,308
	Camden County Improvement Authority Lease (Appropriation) Revenue (Camden County College Program)	3.000%	1/15/26	500	499
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,551
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	3,285	3,285
54

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,925	1,925
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	500	519
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	250	260
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	375	396
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	150	158
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	500	535
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	175	187
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	500	542
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	275	298
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	550	601
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	290	317
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	815	899
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	320	353
	Cherry Hill Township School District GO	3.000%	8/1/30	11,805	11,676
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,828
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,774
[3]	Clifton Board of Education GO	2.000%	8/15/29	5,570	5,093
[3]	Clifton Board of Education GO	2.000%	8/15/30	5,985	5,339
	Dennis Township NJ BAN GO	4.000%	3/12/25	1,675	1,677
[3]	East Orange NJ GO	4.000%	9/15/26	525	537
	Fanwood Borough NJ GO	4.250%	2/28/25	3,801	3,808
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	11/1/24	1,250	1,250
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	11/1/25	1,835	1,868
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	3.000%	7/1/29	250	245
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	7/1/30	3,910	3,952
	Gloucester County Improvement Authority Miscellaneous Revenue	4.000%	4/1/33	1,115	1,115
	Gloucester Township NJ BAN GO	4.000%	7/23/25	13,709	13,756
	Gloucester Township NJ BAN GO	4.250%	7/23/25	1,078	1,083
	Hamilton Township NJ BAN GO	5.000%	5/14/25	7,500	7,562
[1]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,301
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,188
	Hudson County NJ GO	3.000%	11/15/26	3,960	3,947
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,516
	Hudson County NJ GO	3.000%	11/15/28	9,000	8,953
	Jersey City Municipal Utilities Authority Sewer Revenue (Sewer Project)	5.000%	5/1/25	2,045	2,058
	Jersey City NJ BAN GO	4.500%	10/22/25	8,000	8,096
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,236
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,193
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,170
	Morris County NJ GO	3.000%	2/1/25	1,495	1,492
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	457
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,064
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/29	2,440	2,518
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,584
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,522
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	15,302
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,757
[9]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,175
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	2,310	2,366
[11]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	15,613
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	429
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	10,520	10,927
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	532
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	8,495	8,828
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/29	3,220	3,127
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	3,000	2,912
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	4,405	4,331
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	5,150	5,199
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	21,860	22,089
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.490%	9/1/25	6,100	6,116
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/25	1,105	1,114
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	5,500	5,580
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	19,693
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/29	2,165	2,200
55

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,730	1,730
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	18,325	18,403
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	31,225	31,898
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,000	5,141
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,140
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	12,000	12,759
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	11,500	11,500
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,522
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	20,850
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,054
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/25	1,000	1,016
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,138
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/27	1,300	1,370
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/29	1,775	1,926
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,289
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,273
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/29	1,065	1,088
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,949
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,011
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	1,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	600	607
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	3,320	3,482
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	2,720	2,909
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,530	4,535
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/28	5,240	5,436
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/29	5,000	5,002
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/29	4,000	4,145
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/31	2,000	2,001
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,703
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,028
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,808
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	101
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	764
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	2,959
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,570
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	702
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	346
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,244
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	995	987
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	516
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	531
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	126
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	352
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	2,020	2,085
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,051
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	483
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	536
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,830	2,910
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	354
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	1,977
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	825
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,840	1,888
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,108
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	3,000	3,074
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	830	875
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	750	804
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	1,870	2,038
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/26	1,000	1,034
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/27	1,000	1,055
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/28	1,750	1,877
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/29	2,000	2,179
	New Jersey GO	2.000%	6/1/25	3,000	2,963
	New Jersey GO	5.000%	6/1/25	15,580	15,738
	New Jersey GO	5.000%	6/1/25	1,670	1,687
	New Jersey GO	2.000%	6/1/26	2,000	1,949
56

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	5.000%	6/1/27	58,640	61,855
	New Jersey GO	2.000%	6/1/28	17,990	16,795
	New Jersey GO	5.000%	6/1/28	15,000	16,115
	New Jersey GO	4.000%	6/1/30	6,985	7,354
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,629
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/30	225	237
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/31	1,160	1,218
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/32	1,065	1,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	253
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,625	3,665
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,402
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,750	3,793
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	437
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,397
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,478
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,641
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,815
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	468
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,586
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	879
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	498
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,685	3,797
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,270	1,307
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	505	529
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,690	7,994
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,413
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,656
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	560
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,010	8,379
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	10,000	10,924
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,577
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,028
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	591
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,500	1,540
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,074
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,144
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	13,135	13,481
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,029
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	1,830	1,854
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	1,135	1,172
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/27	3,000	3,152
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	2,150	2,294
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	1,150	1,243
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/26	1,000	1,033
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/30	4,440	4,849
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,039
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,633
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,500
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,409
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	6,865	6,957
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	7,310	7,445
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	22,680	22,520
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/53	9,770	10,452
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,315	5,502
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/26	1,585	1,583
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.440%	5/1/48	10,000	10,052
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,481
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	3,375	3,405
57

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,522
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,248
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,404
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	4,000	4,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,028
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	3,010	2,810
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	14,995	13,998
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	13,745
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	22,550	23,392
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	16,130	16,567
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	9,000	9,423
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,605	1,682
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	33,345	30,093
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	16,235	16,668
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	4,320	4,435
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	11,685	12,442
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,335	1,421
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,865	1,624
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,865	1,624
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	8,195	7,134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	36,420	37,345
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,415	3,691
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	46,265	39,115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,005	1,687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	19,895	20,370
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,825	11,083
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	27,435	22,149
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,296
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	23,405	23,931
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,330	2,582
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,035	803
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	5,045	5,118
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	110	119
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	11,100	11,133
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,765	1,323
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	7,065	7,447
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	391
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	3,200	3,397
[5,6,11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.340%	11/7/24	8,683	8,683
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	5.000%	12/15/24	5,365	5,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	5.000%	12/15/24	4,770	4,778
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,245	2,253
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	6/15/32	5,355	5,664
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	24,810	27,523
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,500	1,859
[11,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	249
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	337
[11,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,110	1,976
[14,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,242
[11,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,086
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,198
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,000	3,138
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,785	17,217
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	17,500	18,663
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	25,000	27,097
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	21,000	23,074
[1]	Newark Board of Education GO	5.000%	7/15/25	125	126
[1]	Newark Board of Education GO	5.000%	7/15/26	150	155
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,605
[1]	Newark Board of Education GO	5.000%	7/15/28	350	375
[3]	Newark NJ GO	5.000%	10/1/25	300	305
[3]	Newark NJ GO	5.000%	10/1/26	1,750	1,815
[3]	Newark NJ GO	5.000%	10/1/27	1,000	1,058
	North Bergen Township NJ BAN GO	4.500%	4/22/25	1,559	1,565
[10]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	9,000	8,778
	Orange Township NJ BAN GO	4.250%	3/20/25	5,385	5,397
	Orange Township NJ BAN GO	4.750%	5/29/25	4,807	4,841
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,499
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,398
	Seaside Heights Borough NJ BAN GO	4.000%	3/26/25	1,610	1,612
58

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	485
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	538
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	400
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	265
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,127
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	991
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,200	1,201
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,075
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	2,250	2,252
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,195	1,199
	Tewksbury Township NJ BAN GO	4.500%	5/12/25	2,248	2,262
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	17,450	17,580
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	4,861
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,025	1,066
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,053
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,470	2,589
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,400	2,511
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,000	1,044
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,731
	Trenton NJ GO	4.500%	5/29/25	4,790	4,815
[3]	Trenton NJ GO	5.000%	8/1/25	1,650	1,671
[3]	Trenton NJ GO	2.000%	7/15/26	2,135	2,077
[3]	Trenton NJ GO	2.000%	7/15/27	1,080	1,032
[3]	Trenton NJ GO	2.000%	7/15/28	1,090	1,018
[3]	Union City NJ GO	2.250%	8/1/26	500	485
	Union County NJ GO	4.000%	3/1/28	1,335	1,391
	Union County NJ GO	4.000%	3/1/29	1,465	1,540
	Union County NJ GO	4.000%	3/1/30	4,415	4,658
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,240
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,409
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,435
[3]	Vineland NJ GO	3.000%	10/1/27	1,225	1,220
[3]	Vineland NJ GO	3.000%	10/1/28	585	582
					1,464,955
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	1,000	1,034
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	1,000	1,089
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	0.875%	10/1/26	3,465	3,260
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	3.875%	6/1/29	3,580	3,640
	Farmington NM Industrial Revenue	1.800%	4/1/29	12,580	11,400
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	22,020	19,955
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,615	17,776
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	3,870	3,935
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,650	4,728
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	10,255	10,426
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,307
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,173
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,498
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/30	2,565	2,600
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	503
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,184
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,551
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,150	1,201
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	9,963
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,160	2,146
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	755	740
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/51	3,190	3,169
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	980	955
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,560	1,641
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	1,700	1,663
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	5,055	4,920
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	6.250%	9/1/53	1,675	1,831
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,905	2,042
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	78,065
59

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	10,911
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,588	1,570
					217,876
New York (11.9%)
[5]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	4.300%	11/1/24	15,160	15,160
	Albany NY BAN GO	4.500%	3/21/25	1,859	1,866
	Bath Central School District BAN GO	4.250%	6/27/25	12,600	12,656
	Binghamton NY BAN GO	4.000%	4/11/25	29,580	29,614
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,033
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,332
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,579
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	4,600	4,739
[3]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	1,750	1,765
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	452
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	765
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,037
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,700
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/31	1,600	1,572
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	648
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	348
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,130	1,125
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	244
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/29	500	531
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/30	510	545
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/25	130	129
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/26	100	99
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/27	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/28	100	101
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/29	220	221
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/30	1,200	1,315
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/31	2,110	2,330
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	2,405	2,160
	Champlain Fire District BAN GO	4.250%	12/16/24	2,245	2,245
	Cortland NY BAN GO	4.500%	5/16/25	3,395	3,406
	Cutchogue Fire District BAN GO	4.500%	5/7/25	6,250	6,273
[5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.300%	11/1/24	59,000	59,000
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/31	2,610	2,637
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	920	924
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	100	100
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	505	507
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	430	439
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	175	179
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	530	541
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	1,000	1,035
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	200	207
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	560	580
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	200	209
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	685	717
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	390	412
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	405	430
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	1,991
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	405	410
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,170	2,267
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	584
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	985	997
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,238
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,867
60

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	22,036
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	66,895
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	2,985	3,023
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	8,640
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,120	1,144
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,643
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/28	17,475	18,777
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,711
	Endicott NY BAN GO	5.250%	4/18/25	1,160	1,167
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/28	720	733
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/30	1,140	1,185
	Frankfort NY BAN GO	4.500%	3/19/25	2,750	2,752
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	600	606
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	419
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	705
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	535
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	645
	Greenport NY BAN GO	4.500%	8/1/25	1,000	1,006
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	631
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	317
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	275
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	783
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	896
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,581
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	307
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	325
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	345
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	955	984
	Hempstead Union Free School District GO	4.500%	6/30/25	20,000	20,152
	Ithaca NY BAN GO	4.000%	2/14/25	4,022	4,023
	Ithaca NY BAN GO	4.500%	2/14/25	11,105	11,121
	Ithaca NY BAN GO	4.500%	7/18/25	2,623	2,642
	Lloyd NY BAN GO	4.500%	2/7/25	1,210	1,212
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	23,855	23,230
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,788
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,216
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	2,250	2,395
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	9,100	9,875
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	2,250	2,442
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	2,000	2,204
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	20,000	22,039
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	60,615	58,996
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	27,595	26,379
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	12,090	11,810
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	21,900	21,271
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	9/1/38	48,810	48,651
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,572
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,456
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	3,725
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	3,690	3,876
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	9,916
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	510
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,250
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	32,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,790	6,793
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,581
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,851
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,687
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	28,618
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	992
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,554
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,630	5,853
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	364
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	473
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	18,790
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	260
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,804
61

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	725	737
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	6,540	6,931
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,184
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	985
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,040	1,056
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,783
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,784
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,885	2,966
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,660	2,777
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,426
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,047
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,003
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,265	3,345
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,500	2,632
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,268
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,325
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	8,665	9,101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,300	4,361
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,000	4,091
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,500	2,540
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,420
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,155	7,491
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	20,014
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	34,154
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	14,445	15,535
[1,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.360%	11/7/24	5,000	5,000
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.029%	11/1/32	3,080	3,080
[2]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	3.670%	11/1/31	9,500	9,488
	Middle Country Central School District At Centereach GO	3.000%	8/15/30	3,250	3,208
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/25	1,700	1,715
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,085
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,087
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/24	1,200	1,201
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/25	500	505
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	1,605	1,657
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/27	1,825	1,912
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/28	445	472
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/24	225	225
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	4.000%	12/1/25	360	360
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,004
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,001
[3]	Nassau County NY GO	5.000%	7/1/26	1,000	1,038
[3]	Nassau County NY GO, ETM	5.000%	7/1/25	1,860	1,885
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	10,595	11,653
	New Paltz NY BAN GO	4.500%	7/18/25	1,200	1,208
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	646
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/29	1,410	1,212
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.550%	11/1/30	1,250	1,045
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/30	1,065	936
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,090	989
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.600%	5/1/31	1,390	1,146
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.950%	11/1/31	1,020	860
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	6,130	5,613
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,995
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,535	13,296
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	23,310	22,757
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	3,075	3,005
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,865	20,094
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	365	362
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,075	5,077
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	13,000	13,005
62

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	18,073
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,029
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	24,995	25,253
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	29,105	29,525
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,000	5,136
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	10,255	10,337
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	4,000	3,627
[5,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	14,895	14,895
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/27	2,250	2,339
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/28	1,250	1,322
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/29	3,950	4,238
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/30	3,250	3,531
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	1,180	1,288
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	4,153
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,765
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	20,050	20,085
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	19,065	20,511
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	2,460	2,494
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	11/1/24	4,630	4,630
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,310	1,376
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	845
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,243
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	13,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	21,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,500	6,918
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	735
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,147
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,275	4,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,624
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,826
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,405
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	15,918
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	18,688
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	8,025	8,822
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,078
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	12,237
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,094
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,000	1,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,500	2,570
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	6,000	6,109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	1,963
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,465	1,524
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,474
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,195
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	4,405	4,595
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	30,335
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,085
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/34	21,720	21,827
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	6,715	6,788
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue PUT TOB	3.390%	11/7/24	7,335	7,335
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	4.150%	11/1/24	9,810	9,810
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	1,970
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	5,000	5,018
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	6,000	6,185
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,140	1,201
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,190	2,351
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	1,415	1,519
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	27,700	29,989
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,695	1,848
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	6,930	7,557
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	4,375	4,771
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,000	5,499
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	7,035	7,733
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	5,310	5,875
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	4,500	4,979
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,450	2,711
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	10,825	12,042
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	21,000	23,362
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	5,000	5,589
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	6,815	7,618
63

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	20,000	22,481
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	3,355	3,788
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,627
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,935	1,936
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	102
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/27	1,500	1,343
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	5,135	5,219
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,270
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	1,355	1,374
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	1,590	1,146
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,012
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	3.640%	11/7/24	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	851
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	25,785	24,119
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	13,485	12,546
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	27,735	25,553
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/29	5,250	4,550
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	4,700	4,014
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	3,000	2,532
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	563
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,319
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	713
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,051
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,139
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	556
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	965
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,061
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,547
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,219
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.150%	4/1/29	1,265	1,170
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,079
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	4/1/30	1,225	1,116
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/40	720	719
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	2,520	2,504
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	12,575	13,027
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	10,545	10,250
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	3,690	3,645
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	15,415	15,104
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	4,225	4,195
	New York NY GO	5.000%	8/1/25	2,075	2,076
	New York NY GO	5.000%	8/1/25	2,300	2,331
	New York NY GO	5.000%	8/1/25	3,320	3,365
	New York NY GO	5.000%	8/1/25	2,750	2,787
	New York NY GO	5.000%	8/1/25	1,125	1,140
	New York NY GO	5.000%	3/1/26	1,035	1,062
	New York NY GO	5.000%	8/1/26	100	101
	New York NY GO	5.000%	8/1/26	1,070	1,109
	New York NY GO	5.000%	8/1/26	3,185	3,300
	New York NY GO	5.000%	8/1/26	5	5
	New York NY GO	5.000%	8/1/26	1,000	1,036
	New York NY GO	5.000%	8/1/27	5,000	5,062
	New York NY GO	5.000%	8/1/27	1,750	1,757
	New York NY GO	5.000%	8/1/27	1,350	1,398
	New York NY GO	5.000%	8/1/27	31,000	32,812
	New York NY GO	5.000%	8/1/27	5	5
	New York NY GO	5.000%	8/1/27	1,000	1,058
	New York NY GO	5.000%	8/1/27	6,000	6,351
	New York NY GO	5.000%	8/1/27	6,525	6,906
[3]	New York NY GO	5.000%	10/1/27	16,530	17,567
	New York NY GO	5.000%	8/1/28	4,500	4,555
	New York NY GO	5.000%	8/1/28	10,455	11,263
	New York NY GO	5.000%	8/1/28	4,115	4,433
	New York NY GO	5.000%	8/1/28	1,000	1,077
	New York NY GO	5.000%	8/1/28	5,000	5,387
	New York NY GO	5.000%	8/1/28	1,050	1,131
	New York NY GO	5.000%	8/1/28	7,490	8,069
	New York NY GO	5.000%	9/1/28	6,050	6,527
	New York NY GO	5.000%	4/1/29	2,000	2,175
	New York NY GO	5.000%	4/1/29	5,000	5,437
	New York NY GO	5.000%	8/1/29	1,215	1,328
64

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/29	12,765	13,954
	New York NY GO	5.000%	8/1/29	1,050	1,148
	New York NY GO	5.000%	8/1/29	7,545	8,248
	New York NY GO	5.000%	9/1/29	5,000	5,473
	New York NY GO	5.000%	4/1/30	1,000	1,102
	New York NY GO	5.000%	4/1/30	11,970	13,194
	New York NY GO	5.000%	8/1/30	2,825	2,890
	New York NY GO	5.000%	8/1/30	450	465
	New York NY GO	5.000%	8/1/30	1,640	1,814
	New York NY GO	5.000%	8/1/30	1,500	1,659
	New York NY GO	5.000%	8/1/30	1,000	1,106
	New York NY GO	5.000%	8/1/30	5,000	5,531
	New York NY GO	5.000%	8/1/30	18,480	20,444
	New York NY GO	5.000%	8/1/30	1,575	1,742
	New York NY GO	5.000%	8/1/30	5,455	6,035
	New York NY GO	5.000%	9/1/30	5,000	5,536
	New York NY GO	5.000%	11/1/30	3,065	3,399
	New York NY GO	5.000%	8/1/31	1,735	1,736
	New York NY GO	5.000%	8/1/31	28,590	31,942
	New York NY GO	5.000%	9/1/31	1,550	1,733
	New York NY GO	5.000%	1/1/32	3,790	4,066
	New York NY GO	4.000%	8/1/32	3,465	3,466
	New York NY GO	5.000%	8/1/32	3,000	3,091
[13]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,290	2,312
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	2,695	2,934
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	1,000	1,109
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,720	3,059
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	750	754
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	317
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	328
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,300	1,311
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	721
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	555
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	359
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,875	1,948
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,577
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	189
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	788
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	214
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	950	1,007
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	33,440	35,578
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/28	1,140	1,192
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	2,050	2,178
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	537
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	8,029
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/30	2,250	2,410
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,400	2,412
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	8,587
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/31	1,415	1,526
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,500	1,506
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	206
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,075	1,078
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,049
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,195	1,226
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	985	1,017
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,823
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,450	1,497
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	635	654
	New York State Dormitory Authority College & University Revenue VRDO	4.140%	11/7/24	13,900	13,900
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	5/1/26	2,830	2,833
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	5/1/27	3,820	3,824
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,619
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,345	6,401
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	640	648
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	826
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	180
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	697
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,325	5,459
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	585	602
65

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	300
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,005
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	3,235	3,371
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,656
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,219
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,870	1,945
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,850	4,009
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	5,150	5,461
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,483
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,785	3,987
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,305	3,485
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,201
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	6,050	6,514
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	399
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,855	6,138
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,917
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	533
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	6,255	6,820
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	7,280	7,572
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,120	1,201
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	595	639
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	780	786
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	3,420	3,767
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,345	4,509
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	539
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	3,830	4,260
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	300	311
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	580	628
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	816
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	4,125	4,136
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,003
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,000	7,093
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	17,499
[3,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	15,000	15,425
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,900	3,115
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,350	1,450
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	6,900	7,544
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,460	1,596
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,470	3,603
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,182
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	9,900	10,958
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	6,730
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	11,035	11,444
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,785	1,810
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,000	5,155
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,475	5,712
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	16,905	16,932
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,064
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	4,880	4,947
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,364
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,810	2,825
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,369
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,060
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	57,162
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	23,333
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,410	1,449
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	37,560	38,674
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,975	4,287
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	1,000	1,006
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	1,200	1,208
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,040
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	4,000	4,164
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,400	2,557
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,065
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	3,090	3,355
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	300	331
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,625
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	1,930	1,963
66

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	5,000	5,085
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	3,575	3,721
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,700	2,877
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	2,775	3,013
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	1,500	1,502
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	9,000	9,937
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	1,405	1,474
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	5,000	5,577
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,615
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,465	1,577
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,220	1,333
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	2,822
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,255	8,562
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	5,000	5,064
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10,000	10,068
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	790	803
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,070	1,089
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	13,954
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	23,821
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	5	5
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/34	6,750	6,725
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/29	5,900	5,855
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,225
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	3,615	3,615
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	1,745	1,709
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,610
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	99
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	10,430	10,034
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	115	111
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,886
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	279
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,658
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,259
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,075	3,951
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,130	4,974
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	1,110	1,071
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,980	3,757
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	1,945	1,828
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	25,525	23,694
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	23,750	23,096
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,075	12,737
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	2,400	2,400
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	1,003
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,000	37,712
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	4,780	4,714
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/28	7,595	7,598
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	8,350	8,379
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	27,000	27,325
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	5,000	5,002
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	47,810	48,158
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	19,750	19,836
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	23,895	23,950
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	11,050	11,160
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	23,895	23,602
[5]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	3.590%	11/7/24	22,500	22,500
[5]	New York State Housing Finance Agency Revenue TOB VRDO	4.400%	11/1/24	1,028	1,028
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,095	3,103
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,086
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,200	1,224
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,705	3,714
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	8,135	8,155
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,490	13,602
67

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/24	1,000	1,001
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/25	3,240	3,296
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/26	3,675	3,809
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/27	3,085	3,249
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/28	2,085	2,227
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	1,000	1,081
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	4,160	4,533
[5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.690%	11/1/24	24,600	24,600
	Ogdensburg NY BAN GO	4.500%	3/7/25	1,550	1,552
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/29	1,105	1,120
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/24	920	921
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/26	830	861
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/27	840	886
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	513
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	583
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	658
[3]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,840
[3]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,813
[3]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,060
[3]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,803
[3]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,620
[3]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,803
[3]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,866
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,855
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,776
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	13,785	14,425
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	222
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	7,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	7,890	8,439
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,247
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	2,815	3,067
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,008
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	6,109
	Sachem Central School District GO	4.000%	10/15/26	3,245	3,246
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	445
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	701
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	510
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	535
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project) PUT	1.550%	3/1/25	200	198
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,612
	Suffolk County NY GO	5.000%	10/1/26	1,125	1,173
[3]	Suffolk County NY GO	4.000%	10/15/26	4,820	4,940
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,226
[3]	Suffolk County NY GO	5.000%	11/1/27	5,960	6,361
[1]	Suffolk County NY GO	4.000%	4/1/32	4,780	4,847
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,808
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,259
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,200	1,229
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,619
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,190
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	404
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,026
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	451
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	458
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	465
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	478
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	445
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	140
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	28,884
68

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,655	5,915
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,252
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,265	3,492
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	32,378
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	15,215	16,711
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	17,817
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	10,575	10,759
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,700	9,419
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	25,235	25,885
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	27,135	25,478
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.279%	4/1/26	6,350	6,343
[6]	Triborough Bridge & Tunnel Authority Transit Revenue TOB VRDO	4.000%	11/1/24	18,330	18,330
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/25	4,600	4,658
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	150	153
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,350	1,376
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	2,325	2,437
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,101
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,877
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,025	4,166
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,775	3,904
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,110
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,032
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,790	7,007
	Utica NY BAN GO	4.500%	1/24/25	10,000	10,018
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	15,543
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	15,732
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	15,744
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	15,875
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	5,000	5,090
	Vails Gate Fire District BAN GO	4.000%	3/28/25	5,500	5,501
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,946
	Wellsville Central NY School District BAN GO	4.250%	6/27/25	3,355	3,369
	West Seneca NY BAN GO	4.000%	2/7/25	4,341	4,343
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,490	1,490
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,115	1,117
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	685	687
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,830	1,834
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	450	451
[3]	Yonkers NY GO	5.000%	9/1/30	4,365	4,420
					3,586,983
North Carolina (1.0%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,497
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	11,195	11,624
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	2,410	2,412
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,875
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	7,495	7,502
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,680	3,684
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	10,850	11,609
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	8,995	8,162
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	5,970	6,578
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/31	1,100	1,090
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/31	1,400	1,387
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/27	495	514
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/28	520	548
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/29	540	576
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/31	595	642
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,513
[8]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,381	9,530
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,160	8,359
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,903
	Mecklenburg County NC GO	4.000%	4/1/29	5,000	5,096
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,827
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	281
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.500%	12/2/24	18,750	18,750
	North Carolina Central University College & University Revenue	5.000%	10/1/26	2,120	2,162
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,000	3,016
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/29	1,835	1,622
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	7/1/31	1,015	905
69

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,035	2,033
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/47	4,105	4,127
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	4,695	4,704
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	7,435	7,434
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	7,570	8,081
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,310	6,755
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	10,285	10,973
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	7/15/25	1,700	1,693
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/26	18,145	17,990
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	1,910	2,012
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,137
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	255
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	130
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	205
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	488
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	730	735
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,448
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	243
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	126
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	223
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	719
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/26	1,575	1,530
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	861
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,600
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	567
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	786
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	893
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	601
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,005
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,795	2,797
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,335	1,347
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	3,500	3,500
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/28	365	366
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/29	135	135
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/34	390	405
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	6,175	6,294
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,253
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	646
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	3,210	3,319
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,080	1,112
	Pender County NC Appropriations Revenue	5.000%	4/1/29	1,115	1,214
	Pender County NC Appropriations Revenue	5.000%	4/1/30	1,400	1,546
	Pender County NC Appropriations Revenue	5.000%	4/1/31	1,020	1,138
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,990
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,102
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,363
	Union County NC Enterprise System Water Revenue	1.375%	6/1/30	4,235	3,645
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.879%	12/1/34	2,275	2,273
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.879%	12/1/41	32,900	32,866
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.879%	12/1/41	7,000	6,993
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,670	6,893
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	521
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	563
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	606
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	441
					295,346
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	6,685	6,683
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	75
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	106
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	138
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	207
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,260	1,305
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	200	210
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,090
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	266
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	675	724
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	700	754
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	735	774
70

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	705
	Horace ND GO	5.000%	5/1/27	475	491
	Horace ND GO	5.000%	5/1/29	670	701
	Horace ND GO	5.000%	5/1/30	530	556
	Horace ND GO	5.000%	5/1/33	610	640
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	1/1/30	1,315	1,231
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	160	160
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	7,975	8,033
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	3,640	3,761
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortagage Finance Program)	3.500%	7/1/46	890	884
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortagage Finance Program)	4.000%	7/1/47	600	599
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	3,705	3,936
	North Dakota Public Finance Authority Appropriations Revenue (Capital Fing Program)	5.000%	6/1/32	780	787
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,765	1,810
	West Fargo ND GO	4.000%	5/1/25	350	351
	West Fargo ND GO	4.000%	5/1/26	500	507
	West Fargo ND GO	4.000%	5/1/27	425	431
[4]	Williston Basin School District No. 7 GO	5.000%	8/1/28	1,230	1,317
[4]	Williston Basin School District No. 7 GO	5.000%	8/1/29	1,290	1,400
[4]	Williston Basin School District No. 7 GO	5.000%	8/1/30	1,355	1,487
					43,119
Ohio (2.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	325
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	202
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	254
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	515
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	575	593
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	390
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	985	1,030
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	688
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	753
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	230	245
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	764
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	350
	Akron OH Income Tax Revenue	4.000%	12/1/24	365	365
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	403
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	473
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	631
	Akron OH Income Tax Revenue	4.000%	12/1/26	935	952
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	831
	Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,462
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	526
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,000	1,001
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,022
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,166
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,895	26,208
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,037
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,631
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,234
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	19,945	20,750
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,305	32,127
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	101
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	418
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	426
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	541
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,890	7,336
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	4,750	5,138
	Bedford City School District GO	4.625%	3/6/25	1,625	1,630
	Blue Ash OH BAN GO	4.000%	3/26/25	3,985	3,990
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,642
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,715	1,783
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,500	2,597
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,625	5,924
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,090	6,550
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,137
[11]	Butler County OH GO	5.250%	12/1/26	1,050	1,070
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,170	2,170
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,005
71

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,015	4,083
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,221
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,088
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,700
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,625	1,652
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	972
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	4,100	4,161
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,040	4,095
[1]	Celina City School District GO	5.000%	12/1/28	245	264
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,203
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	650
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	500
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	964
[3,5,12]	Cincinnati City School District GO TOB VRDO	3.360%	11/7/24	5,000	5,000
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	475
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	204
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,002
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,261
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,023
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	100
	Cleveland OH GO	4.000%	12/1/24	300	300
	Cleveland OH GO	5.000%	12/1/24	1,000	1,001
	Cleveland OH GO	2.000%	12/1/25	300	294
	Cleveland OH GO	3.000%	12/1/26	680	682
	Cleveland OH GO	2.000%	12/1/27	460	441
	Cleveland OH GO	3.000%	12/1/27	1,480	1,482
	Cleveland OH GO	2.000%	12/1/28	615	580
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	525
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,980	2,058
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28	1,385	1,458
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/29	2,910	3,098
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/25	150	151
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/27	125	131
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/28	155	165
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/29	175	189
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	275
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	257
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	227
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	229
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	303
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	254
	Columbus OH Sewer Revenue	4.000%	6/1/31	15,000	15,011
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	3,500	3,606
[5]	Columbus-Franklin County Finance Authority Tax Allocation Revenue (Easton Project)	5.000%	6/1/28	7,380	7,439
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,150
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	10
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	4,515	4,533
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	577
	Cuyahoga County OH (Convention Hotel Project) COP, ETM	5.000%	12/1/24	250	250
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,250	4,257
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	404
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,395	2,396
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,104
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,500
	Fairborn City School District GO	4.000%	12/1/28	180	187
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/25	250	256
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/26	250	260
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	405
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	421
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	978
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,029
72

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,085
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	265	265
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	875	871
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,255	4,386
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.500%	2/3/25	1,815	1,815
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,585	1,585
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,620	1,621
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	507
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	19,010
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	617
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	830	831
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	800	800
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,500	1,501
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,885	1,886
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	3,031
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	3,000	3,026
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/25	2,500	2,552
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,401
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	2,250	2,349
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/28	1,750	1,895
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/30	1,000	1,113
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,250	1,407
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/25	1,150	1,158
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/26	1,755	1,786
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/27	1,845	1,893
	Lake County OH GO	4.000%	9/24/25	2,335	2,347
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,103
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	15,140	15,190
[4]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	19,065	20,285
	Lebanon City School District GO	3.000%	12/1/25	170	169
	Lorain County OH BAN GO	4.375%	5/1/25	1,500	1,505
[1]	Lorain OH GO	4.000%	12/1/26	350	356
[1]	Lorain OH GO	4.000%	12/1/27	350	359
[1]	Lorain OH GO	4.000%	12/1/28	280	288
	Mahoning County OH Sewer System Revenue Sewer Revenue	3.000%	12/1/26	125	125
	Mahoning County OH Sewer System Revenue Sewer Revenue	3.000%	12/1/27	100	100
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	70
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	102
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	512
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	785	815
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	311
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	640
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	365
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,560	1,651
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,331
[1]	Midview Local School District COP	4.000%	11/1/27	500	514
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,100
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	404
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	3,790
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	772
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,940	5,092
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,115	1,168
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,219
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,675
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	638
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	674
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	725	755
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	167
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	210
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	234
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/31	5,000	5,651
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,501
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,885	12,004
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/29	600	588
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corporation Program)	3.250%	9/1/29	6,245	6,112
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corporation Program) PUT	1.375%	11/1/24	1,875	1,875
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Company Project) PUT	4.000%	6/1/27	10,500	10,638
73

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	5/1/29	1,000	1,095
	Ohio GO	5.000%	5/1/30	1,000	1,111
	Ohio GO	5.000%	5/1/31	1,115	1,124
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	135
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,500	1,524
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	149
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	519
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	307
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/28	1,190	1,215
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,062
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	1,500	1,504
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/32	5,000	5,495
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/1/24	9,000	9,000
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	1,917
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,043
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,537
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Program)	5.000%	9/1/27	650	663
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Program)	5.000%	9/1/28	680	698
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Program)	5.000%	9/1/29	715	737
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Program)	5.000%	9/1/31	795	815
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,255
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/26	350	359
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/27	735	762
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/28	400	418
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	263
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	103
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	414
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,317
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	3.000%	11/1/28	655	609
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	1,645	1,630
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/29	1,440	1,462
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	2,000	2,004
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/28	250	264
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/25	905	909
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/26	950	971
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/27	500	520
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/28	525	555
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/29	1,105	1,185
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/25	235	236
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/26	300	307
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/27	145	151
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/28	180	190
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/29	170	181
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/30	275	296
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/31	280	303
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	6,000	5,738
[2]	Ohio Higher Educational Facility Commission College & University Revenue SIFMA Municipal Swap Index Yield + 0.230%	3.470%	12/1/42	2,670	2,632
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/27	700	726
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	375	392
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/29	450	474
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/30	1,000	1,058
74

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/31	645	683
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	766
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	181
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	937
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	188
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,014
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	194
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,018
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	408
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	1,021
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	515	542
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/48	4,160	4,194
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,555	1,525
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	6,030	6,241
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	3,785	4,001
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	2,045	2,245
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	7,370	8,161
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	2,620	2,583
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	5,675	6,224
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ronez Manor Apartments Project) PUT	3.800%	5/1/25	5,650	5,650
[8]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/27	1,600	1,611
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	7,006
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,108
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/25	2,300	2,346
	Ohio State University College & University Revenue	4.000%	12/1/31	1,000	1,000
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	3,981
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	9,495	9,806
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	9,425	9,849
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	4,360	4,605
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	4,565	4,873
	Princeton City School District GO	5.000%	12/1/25	815	816
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	525
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	640
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,155	1,188
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	545	569
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	2,895
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	745	754
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,860	1,881
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	943
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	998
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	750
[3]	Toledo OH GO	5.000%	12/1/25	1,435	1,462
[3]	Toledo OH GO	5.000%	12/1/30	1,200	1,314
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,250
	University of Akron College & University Revenue	5.000%	1/1/26	480	481
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,050
	University of Akron College & University Revenue	5.000%	1/1/29	6,120	6,135
	University of Akron College & University Revenue	5.000%	1/1/30	6,050	6,064
	University of Akron College & University Revenue	5.000%	1/1/32	1,315	1,343
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,554
[5]	University of Toledo College & University Revenue TOB VRDO	4.250%	11/1/24	4,390	4,390
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	820
[1]	Wright State University College & University Revenue	5.000%	5/1/26	515	529
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	570
[3]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,666
[3]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,293
					622,848
Oklahoma (0.4%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/30	1,045	1,133
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/31	2,260	2,481
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/29	1,310	1,346
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/30	1,070	1,099
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	4.000%	9/1/30	2,000	2,003
75

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,680	2,691
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	5,130	5,143
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,030	2,033
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/32	1,145	1,154
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/29	1,000	1,087
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/28	22,260	23,125
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	957
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,805	1,821
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,024
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,250	1,262
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	900	908
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,475	3,469
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,441
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,645	2,723
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	4,400	4,571
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	275	283
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/33	1,000	1,006
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	202
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	1,010	1,030
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	282
	Stillwater Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	1,245	1,246
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,099
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,059
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,052
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,039
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,537
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,000
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	600	612
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	408
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	1,210	1,246
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	4,720	4,855
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,711
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	3,896
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/31	1,500	1,514
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	293
	University of Oklahoma College & University Revenue	5.000%	7/1/26	815	841
	University of Oklahoma College & University Revenue	5.000%	7/1/27	435	457
	University of Oklahoma College & University Revenue	3.400%	7/1/28	3,970	3,945
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	515
	University of Oklahoma College & University Revenue	5.000%	7/1/28	455	486
	University of Oklahoma College & University Revenue	3.750%	7/1/30	4,195	4,197
					110,282
Oregon (0.7%)
	Benton & Polk School District No. 17J GO	0.000%	6/15/29	2,500	2,126
	Clackamas County School District No. 115 GO	0.000%	6/15/27	3,575	3,293
	Deschutes & Jefferson Counties School District No. 2J Redmond GO	0.000%	6/15/28	1,250	1,108
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	203
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	308
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	312
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	339
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,294
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	303
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	1,945	2,002
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	1,040	1,089
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.360%	11/7/24	4,000	4,000
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,159
	Multnomah & Clackamas Counties School District No. 51JT Riverdale GO	0.000%	6/15/30	1,210	999
	Multnomah County OR GO	5.000%	6/15/27	25,000	26,457
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue, PUT	5.000%	3/1/25	11,435	11,440
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/32	5,815	5,632
	Multnomah County School District No. 40 GO	0.000%	6/15/27	500	461
	Multnomah County School District No. 40 GO	0.000%	6/15/28	500	445
	Multnomah County School District No. 40 GO	0.000%	6/15/29	500	430
	Multnomah County School District No. 40 GO	0.000%	6/15/30	500	413
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/27	1,000	1,056
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/28	3,270	3,516
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/29	2,710	2,967
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/27	1,200	1,266
76

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/28	2,375	2,554
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/29	1,000	1,094
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/30	1,320	1,465
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/31	3,000	3,366
Oregon GO	2.000%	8/1/25	2,545	2,513
Oregon GO	5.000%	6/1/28	5,000	5,384
Oregon GO	5.000%	5/1/29	2,000	2,018
Oregon GO	4.000%	8/1/33	1,650	1,673
Oregon GO	5.000%	12/1/52	1,355	1,403
Oregon GO	5.500%	12/1/53	3,910	4,187
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	10,215	10,960
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,040	2,058
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,520	4,490
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,565	3,590
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Anna Mann Apartments Project) PUT	0.750%	12/1/24	3,030	3,021
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	4.500%	7/1/49	6,265	6,292
Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	15,110	15,235
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,455	13,352
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/25	425	429
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	300	306
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	285	296
Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,521
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,190
Port of Morrow OR GO	4.000%	12/1/24	160	160
Port of Morrow OR GO	4.000%	6/1/25	165	165
Port of Morrow OR GO	4.000%	12/1/25	150	151
Port of Morrow OR GO	4.000%	6/1/26	170	172
Port of Morrow OR GO	4.000%	12/1/26	170	173
Port of Morrow OR GO	4.000%	6/1/27	535	545
Port of Morrow OR GO	4.000%	12/1/27	240	246
Port of Morrow OR GO	4.000%	6/1/28	1,105	1,132
Port of Morrow OR GO	4.000%	12/1/28	1,045	1,072
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	650	666
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	3,915
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,229
Portland Community College District GO	5.000%	6/15/28	1,770	1,829
Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,031
Portland OR Sewer System Sewer Revenue	4.500%	5/1/33	11,435	11,598
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	115
Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,037
Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,598
Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,049
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/25	100	101
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/26	100	102
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/27	150	155
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/28	225	234
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/29	250	262
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/30	320	336
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,218
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,095
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	630	618
Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/32	1,000	1,009
				207,028
Pennsylvania (4.0%)
Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,421
Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,524
Adams County General Authority College & University Revenue	5.000%	8/15/27	1,225	1,276
Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,724
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	230	229
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	527
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,935
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	1,555	1,542
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/29	1,100	1,123
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	1,690	1,669
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	882
77

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	925	899
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,120	2,131
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.664%	2/1/33	4,065	4,026
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	9,546
[10]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	105
[10]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	700	755
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,335
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,083
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,015	3,136
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,920	1,992
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	3.660%	11/15/24	1,000	1,000
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	3.720%	11/15/25	5,195	5,175
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	3.820%	11/15/26	2,000	1,981
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.940%	11/15/47	93,785	92,861
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	7,365	7,365
	Allegheny County PA GO	5.000%	12/1/32	1,000	1,001
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/27	625	665
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/28	530	573
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/29	1,195	1,312
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/30	350	388
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/31	535	599
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	161
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	664
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	648
[1]	Allentown City School District GO	5.000%	2/1/25	955	958
[1]	Allentown City School District GO	3.000%	2/1/28	100	99
[1]	Allentown City School District GO	5.000%	2/1/29	2,245	2,372
[1]	Allentown City School District GO	5.000%	2/1/33	1,785	1,887
[1]	Allentown City School District GO	5.000%	6/1/35	1,875	1,914
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	875
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	970
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/27	1,950	2,021
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,345	2,457
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	7,150	7,322
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	815	835
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	7,230	7,361
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	3,690	3,730
[3]	Altoona PA Sewer GO	5.000%	12/1/24	150	150
[1]	Armstrong School District GO	3.000%	3/15/25	575	573
[1]	Armstrong School District GO	3.000%	3/15/26	875	868
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,446
	Bensalem Township School District GO	4.000%	6/1/25	430	432
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,155	1,155
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,527
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.579%	1/1/30	2,260	2,260
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.579%	7/1/31	2,375	2,375
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.579%	1/1/32	1,980	1,968
[3]	Bethlehem PA GO	5.000%	12/1/24	290	290
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	503
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	534
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,141
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	479
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,063
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/30	630	673
[1]	Bristol Township School District GO	5.000%	6/1/25	640	646
[1]	Bristol Township School District GO	5.000%	6/1/27	545	572
[1]	Bristol Township School District GO	4.000%	6/1/28	200	207
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	765	767
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/24	425	425
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	450	451
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	470	475
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	585	596
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/28	785	801
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/29	825	844
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	2,025	2,014
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	250
78

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	558
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	561
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,300	1,298
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,910	1,911
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,125	2,129
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,065	1,067
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	985	986
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,011
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/24	1,000	1,000
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/25	1,040	1,057
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,221
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/24	345	344
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/25	180	174
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,007
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,029
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	2,500	2,548
[5]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/34	705	753
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/27	985	999
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/28	880	935
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/29	925	994
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/30	2,560	2,768
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/31	2,685	2,926
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	430
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	390
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,633
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	505
	Commonwealth of Pennsylvania GO	5.000%	9/1/27	10,000	10,606
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	130
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	5,998
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	22,250	24,399
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	27,451
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	1,705	1,732
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,685	3,689
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,500	2,675
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/25	1,220	1,223
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	4.250%	10/15/26	1,790	1,683
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.000%	10/15/34	3,930	3,252
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/28	255	261
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	1,145	1,153
	Dauphin County PA GO, ETM	5.000%	11/15/25	3,350	3,416
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	266
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	5,157
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	1,270	1,356
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	3.719%	3/1/57	13,470	13,419
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	3.640%	3/1/57	15,495	15,358
[11]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,795	6,254
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	580	581
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,924
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	363
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	655
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,491
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	649
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	823
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	600	621
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	888
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	371
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	947
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	399
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	2,000	2,064
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	1,450	1,491
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/33	1,730	1,705
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,861
79

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Erie County Conventional Center Authority Revenue Miscellaneous Revenue	5.000%	1/15/32	1,910	1,915
	Erie Higher Education Building Authority College & University Revenue (Aicup Financing Program)	5.000%	5/1/28	355	366
[3]	Erie School District GO	5.000%	4/1/25	475	478
[3]	Erie School District GO	5.000%	4/1/26	575	589
[1,11]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,072
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	500
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	502
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,083
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	662
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,350	13,767
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	4,120	4,439
[3]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,066
[3]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,182
	Hempfield Township PA GO	4.000%	10/15/28	240	249
[5]	Jefferson County Hospital Authority PA Health, Hospital, Nursing Home Revenue BAN	4.500%	1/15/27	3,135	3,152
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	500
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,202
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	535
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	300
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	403
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	506
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	245	244
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,077
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/25	300	304
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/25	225	228
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	820	847
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	320	331
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/27	685	719
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/27	445	467
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/28	615	654
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/28	450	479
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/29	500	539
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/30	500	544
	Lancaster IDA College & University Revenue (P3 FMC Holdings LLC Project)	5.000%	7/1/26	340	350
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	10,000	10,838
[3]	Lancaster PA GO	4.000%	11/1/26	2,410	2,444
[3]	Lancaster PA GO	4.000%	11/1/27	2,605	2,656
[3]	Lancaster PA GO	5.000%	11/1/27	1,290	1,321
	Lansdale Borough PA GO	2.000%	10/1/25	650	637
	Lansdale Borough PA GO	2.000%	10/1/26	300	290
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	181
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	153
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	154
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	181
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/29	1,130	1,138
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	380
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	265
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	287
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	1,135	1,143
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	447
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	4,789
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,730	3,819
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	4,325	4,519
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,332
[3]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,503
[3]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,002
[3]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,081
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	522
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	541
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,291
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	360	363
80

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	805	844
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,701
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	565	602
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,767
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	440	476
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,654
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/27	815	835
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,200
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	323
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,030	2,030
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	492
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	788
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,000	2,107
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	804
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,125	3,285
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,750	1,837
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,540	1,613
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,285	1,343
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,321
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,498
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,582
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	3,390	3,597
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/34	5,125	5,016
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	585	584
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/24	1,000	1,001
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/25	1,000	1,010
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	325	323
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,003
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	315	315
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	7,130	7,336
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,465	17,819
[9]	Moon Area School District GO	5.000%	11/15/28	1,490	1,601
[9]	Moon Area School District GO	5.000%	11/15/29	1,305	1,425
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,249
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,043
[2]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	3.800%	11/1/24	630	630
[3]	North Pocono School District GO	4.000%	9/15/28	1,580	1,637
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/29	750	825
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/30	2,900	3,227
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/31	2,125	2,392
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,625	2,864
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,080	1,187
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	260	260
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/28	480	484
	Northern York County School District GO	4.000%	11/15/26	1,880	1,916
	Northern York County School District GO	4.000%	11/15/28	820	848
	Penn Delco School District GO	4.000%	6/1/27	200	205
	Penn Delco School District GO	4.000%	6/1/28	445	459
	Penn Delco School District GO	4.000%	6/1/29	350	363
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/25	485	486
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/26	1,500	1,528
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/27	1,285	1,334
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/28	700	740
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/29	580	622
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/30	500	543
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,012
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	7,539
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	403
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	350	353
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	275	277
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	519
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,125	1,155
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,270	1,295
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	300	315
81

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	370	389
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	646
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	463
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	817
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	541
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	541
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	529
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,785	3,787
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	12,365	13,617
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,325	2,579
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	4,890	4,892
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	3.660%	11/15/24	1,370	1,370
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	3.720%	11/15/25	1,755	1,758
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	3.820%	11/15/26	1,825	1,822
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.940%	11/15/47	27,410	27,416
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.940%	5/15/53	40,000	40,034
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/26	13,655	12,926
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,360	1,375
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	972
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	563
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,024
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	625
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	724
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,006
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	1,250	1,265
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/33	2,805	2,811
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	1,105	1,117
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	3,590	3,626
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/26	1,625	1,634
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/25	265	268
[5,6]	Pennsylvania Higher Educational Facilities Authority Revenue TOB VRDO	4.160%	11/6/24	2,915	2,915
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	203
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	253
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	189
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,146
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	413
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	258
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,042
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	398
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	342
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	263
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	121
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	529
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,455
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	265
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,101
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	277
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	348
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	4/1/31	1,665	1,452
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	4/1/32	1,160	964
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	340	338
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/46	590	589
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,520	5,517
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,830	1,820
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	2,755	2,714
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	2,675	2,627
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,415	1,394
82

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	19,299	18,698
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,310	4,175
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	12,735	12,913
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,195	6,423
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	14,145	14,976
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	4,616	4,913
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	6,095	6,646
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	4,440	4,831
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	1,875	2,048
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	1,380	1,526
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	7,326	7,326
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,243
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	250
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	896
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,570
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	3,994
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,455	3,492
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	765
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,253
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,613
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	765
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,022
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	375	398
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	561
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	809
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	16,095	16,584
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,000	1,095
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,250	1,368
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,081
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,250	3,595
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,180	3,184
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,125	1,244
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,045
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,325	1,473
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	4,170	4,645
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,200	1,264
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,174
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	104
[2]	Pennsylvania Turnpike Commission Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.090%	7/15/41	26,500	26,507
	Pequea Valley School District GO	4.000%	5/15/28	150	155
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/28	500	536
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	500	543
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	600	658
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,595	1,615
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,286
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,344
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	621
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,250	1,310
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,180	1,263
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,000	1,086
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,600	1,737
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,196
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	1,150	1,263
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,240	1,371
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	863
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,025
[5]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/29	750	753
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/33	1,900	1,952
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	4.000%	6/15/29	650	635
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	4.000%	6/15/29	600	583
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/25	170	171
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/26	810	820
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/27	335	343
	Philadelphia IDA College & University Revenue	4.000%	11/1/24	1,045	1,045
	Philadelphia IDA College & University Revenue	5.000%	11/1/25	1,845	1,872
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	2,385	2,450
	Philadelphia IDA College & University Revenue	5.000%	11/1/27	2,500	2,602
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	1,665	1,680
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	398
83

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	321
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	333
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	355
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	525
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,177
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,463
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	4,950
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,259
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,066
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,235
	Philadelphia PA GO	5.000%	8/1/28	250	253
	Philadelphia PA GO	5.000%	8/1/29	250	263
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/31	2,700	2,725
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/24	500	501
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	1,910	1,912
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,683
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	5,025	5,079
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/27	4,050	4,220
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	2,595	2,752
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,106
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	735
[2,3,5]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.174%	9/1/40	19,500	19,034
[1]	Plum Boro PA School District GO	3.300%	9/15/29	100	100
	School District of Philadelphia GO	5.000%	9/1/25	1,040	1,053
	School District of Philadelphia GO	5.000%	9/1/25	2,115	2,141
	School District of Philadelphia GO	5.000%	9/1/25	2,325	2,354
	School District of Philadelphia GO	5.000%	9/1/26	2,690	2,776
	School District of Philadelphia GO	5.000%	9/1/26	1,500	1,548
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,697
[3,12]	School District of Philadelphia GO	5.000%	6/1/27	1,465	1,538
	School District of Philadelphia GO	5.000%	9/1/27	4,105	4,313
	School District of Philadelphia GO	5.000%	9/1/27	2,500	2,624
	School District of Philadelphia GO	5.000%	9/1/27	1,335	1,401
	School District of Philadelphia GO	5.000%	9/1/28	2,253	2,316
	School District of Philadelphia GO	5.000%	9/1/28	275	293
	School District of Philadelphia GO	5.000%	9/1/28	1,305	1,391
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,066
	School District of Philadelphia GO	5.000%	9/1/29	10,550	10,830
	School District of Philadelphia GO	5.000%	9/1/29	1,570	1,692
	School District of Philadelphia GO	5.000%	9/1/30	2,665	2,892
	School District of Philadelphia GO	5.000%	9/1/33	6,180	6,548
[3]	Scranton PA GO	5.000%	11/15/28	770	817
[3]	Scranton PA GO	5.000%	11/15/29	625	670
[3]	Scranton PA GO	5.000%	11/15/30	920	992
[3]	Scranton PA GO	5.000%	11/15/31	1,675	1,819
	Scranton PA School District GO	5.000%	12/1/26	1,050	1,084
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,751
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	300
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	320
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	952
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,019
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	805
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	45
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	166
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	164
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	311
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	226
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	266
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	26,185	28,378
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,541
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	1,951
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/25	450	455
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/26	735	757
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/27	1,200	1,250
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/28	2,035	2,152
84

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/25	400	402
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/26	1,000	1,022
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/27	715	743
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/28	750	793
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,016
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,523
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,250	1,292
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	385	397
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	18,457
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	9,510	9,814
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,105	1,139
	Twin Valley School District GO	3.000%	4/1/27	1,000	998
	Twin Valley School District GO	3.000%	4/1/29	500	495
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,485
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	745
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,090
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,022
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	10,000	10,875
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	500	490
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,297
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	132
	Westmoreland County PA GO	5.000%	8/15/28	1,655	1,766
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	665
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	691
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	464
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	995	995
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	2,295	2,365
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	575	597
[5]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	8,000	7,588
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	610
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	647
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,020	4,101
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,356
					1,217,812
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	51,802	52,354
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	89,838	93,490
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	73,958	79,560
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	19,343	21,323
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	8,895	8,967
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,860	2,876
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,225	1,232
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	3,016
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	5,620	5,852
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,710	2,844
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	4,570	4,797
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	45,465	47,972
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	359
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	6,280	6,283
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/26	12,355	12,828
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	3,200	3,362
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,415	1,444
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	430
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	265
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,894
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	26,138	23,546
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	26,125	21,765
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,716	1,428
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	14,118	10,777
					408,664
85

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island (0.3%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	506
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/31	4,910	5,245
[9]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/29	850	918
[9]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/30	1,000	1,089
	Providence RI GO	5.000%	1/15/25	250	251
	Providence RI GO	5.000%	1/15/26	250	255
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	401
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	431
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	457
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	156
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	158
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	518
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	156
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	376
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	397
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,962
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,380	1,404
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	985	1,001
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,715	2,757
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,670	2,710
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	1,000	1,014
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,266
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/28	1,585	1,693
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/28	400	427
[3]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/29	1,400	1,516
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/29	1,215	1,315
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/29	300	325
[3]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/30	680	745
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/30	1,535	1,677
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/30	400	439
[3]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/31	450	498
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/31	1,890	2,085
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/31	500	553
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	316
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	284
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	558
[8]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.350%	10/1/27	3,395	3,382
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	4,655	4,672
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	5,695	5,600
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	4,230	4,227
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	5,940	5,826
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	1,865	1,852
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,955	3,861
[8]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	3,465	3,466
[8]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/27	8,570	8,533
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,112
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,100	1,109
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/27	435	439
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,513
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,510
					95,961
South Carolina (1.5%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27	500	533
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	660	715
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/29	1,000	1,100
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/30	1,250	1,391
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/31	1,150	1,293
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,054	6,191
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	865
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/30	1,500	1,500
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	6,000	6,442
	Fort Mill School District No. 4 GO	4.000%	3/1/32	5,850	5,911
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	7,380	7,707
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	6,255	6,664
86

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	3,125	3,387
[8]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Gordon Street Mill Project) PUT	5.000%	10/1/25	12,680	12,845
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,929
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,115
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,380
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	874
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	896
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	915
	Lancaster County SC School District GO	4.000%	3/1/29	9,560	9,710
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	710
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	732
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,195	1,215
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	30,675	33,177
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	16,325	17,647
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,248
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,493
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	1,810	1,814
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,002
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	2,250	2,251
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,008
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,577
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	3,200	3,269
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	7,964
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	5,793
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	3,922
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,495
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/30	4,190	4,317
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	1,525	1,568
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	165
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	316
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/27	250	261
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/28	360	383
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/29	270	292
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/30	300	328
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	3,145	3,175
	South Carolina Association of Governmental Organizations COP	5.000%	2/28/25	28,210	28,336
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	10/1/32	1,000	1,014
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,860
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	978
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,256
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	490
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	871
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	705	696
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	425
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	350	364
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,115	5,136
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	320	335
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	21,380	23,757
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	1,000	1,046
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,000	5,276
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	510	533
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	293
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	28,940	29,316
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	4,000	4,000
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,104
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	185
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	155	158
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	150	152
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	348
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	322
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	312
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	175	182
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,059
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	636
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	954
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	953
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	639
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,074
87

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	645
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	517
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,500	11,438
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	975	1,062
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	3,345	3,644
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	700	763
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,364
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	1,550	1,700
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	4,000	4,388
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	850	933
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,000	1,107
[3,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.360%	11/7/24	12,000	12,000
[3,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.380%	11/7/24	5,000	5,000
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,822
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	910
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	1,500	1,501
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	264
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	4,165	4,166
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	145	145
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	11,003
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,256
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	670	688
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	475	488
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	180
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,000	2,045
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	1,890	1,946
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/24	10,230	10,243
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/24	455	456
[8]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,535	1,533
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	2,555	2,570
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	8,570	8,569
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	3,030	2,970
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,660	3,617
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	6,365	6,617
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,320	4,684
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/27	1,750	1,730
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,172
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	9,972
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,555
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	584
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,042
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	292
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	760
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	209
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,450	2,599
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,913
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,372
					457,999
South Dakota (0.1%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,006
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,081
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	506
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	486
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	173
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	743
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	784
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,001
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	7,625	7,577
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	1.950%	11/1/31	1,440	1,233
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	1,990	1,987
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/51	920	914
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	11,210	11,017
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,880	1,844
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	1,860	1,822
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	6,285	6,499
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	2,860	3,056
					42,729
88

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tennessee (1.9%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,011
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,120	1,191
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,300	1,308
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	571
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	500	500
	Dickson Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	3,625	3,583
	Dyer County TN GO	3.000%	6/1/27	1,400	1,394
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,015	1,074
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,067
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,305	2,324
[8]	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/25	5,435	5,490
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,683
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,873
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,439
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,024
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/27	1,500	1,487
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,124
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,124
[8]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,520
[8]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,753
	Memphis TN GO	5.000%	4/1/28	3,565	3,820
	Memphis TN GO	5.000%	10/1/28	3,435	3,713
	Memphis TN GO	5.000%	4/1/29	3,565	3,886
	Memphis TN GO	5.000%	4/1/30	3,565	3,945
	Memphis TN GO	5.000%	10/1/30	3,435	3,823
	Memphis TN GO	5.000%	4/1/31	3,565	3,987
	Memphis TN GO	5.000%	10/1/31	3,510	3,947
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,102
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/27	600	627
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/28	600	636
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	900	927
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/30	1,000	1,081
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/35	1,115	1,156
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	175
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	445	446
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	195
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	545	546
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,230	6,749
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,025
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	9,520	10,167
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	1,300	1,431
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,750	1,758
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (North View Project) PUT	3.850%	2/1/25	7,954	7,943
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,000	4,978
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,780	20,963
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,943	15,385
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	820	876
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	1,055	1,126
89

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,740	1,906
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	700	768
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/28	12,915	13,383
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/29	13,430	14,037
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/29	5,865	6,130
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/30	12,195	12,835
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,011
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,031
	Montgomery County TN GO	4.000%	4/1/25	500	500
[13]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,294
[13]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,316
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	3,195	3,306
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	13,500	14,332
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	500
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	601
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	560	568
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	552
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,148
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,829
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,261
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	2,944
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,391
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	57,040	57,514
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	12/1/29	71,380	75,876
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	4,500	4,867
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	177
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	4,935	5,042
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	12,180	12,438
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,037
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,290
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	96,605	100,450
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	22,995	23,071
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,045	995
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	55	55
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,245	1,246
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	195	195
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/49	8,280	8,358
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,815	1,803
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	5,675	5,551
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,775	4,774
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	5,850	6,177
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.650%	7/1/32	1,075	970
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/50	4,060	4,084
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,570	4,491
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	4,040	4,181
					572,568
Texas (9.8%)
	Abilene Convention Center Hotel Development Corp. Economic Development Revenue	2.500%	10/1/31	2,870	2,495
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,213
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,373
[18]	Aldine Independent School District GO	4.000%	2/15/32	3,000	3,058
[18]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,001
	Allen TX GO	5.000%	8/15/29	800	874
	Allen TX GO	5.000%	8/15/30	700	774
	Allen TX GO	5.000%	8/15/31	700	782
[18]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	1,675	1,657
[18]	Alvin TX Independent School District GO	5.000%	2/15/28	50	51
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	198
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	405
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	410	412
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	205
90

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	435
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	550
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	6/15/34	770	766
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	2,750	2,750
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,261
	Arlington TX GO	5.000%	8/15/25	2,925	2,968
[18]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,286
[18]	Arlington TX Independent School District GO	5.000%	2/15/29	3,000	3,261
[18]	Arlington TX Independent School District GO	5.000%	2/15/30	2,300	2,537
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,235
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,125
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,289
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,299
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	893
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,611
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	1,200	1,254
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,029
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	325	325
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/27	9,000	9,000
[18]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,840
[18]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,206
[18]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,038
[18]	Austin Independent School District GO	5.000%	8/1/30	1,610	1,663
[18]	Austin Independent School District GO	4.000%	8/1/32	1,100	1,114
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	3,783
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,293
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	6,844
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,435
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,105
[18]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,387
[18]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,046
[18]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,380
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	500	527
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	1,550	1,685
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	500	543
	Bexar County Hospital District GO	5.000%	2/15/28	325	346
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,081
	Bexar County Hospital District GO	5.000%	2/15/30	1,850	2,024
	Bexar County Hospital District GO	5.000%	2/15/31	1,500	1,655
[18]	Boerne Independent School District GO PUT	4.000%	2/1/28	2,415	2,476
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/26	8,160	8,222
[18]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	1,964
[18]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,473
[18]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,440
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,270	1,276
[18]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,124
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.480%	6/1/25	3,500	3,494
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/27	3,125	3,109
[18]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/32	1,010	1,037
	Carrollton TX GO	5.000%	8/15/26	1,225	1,270
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,176
[18]	Castleberry Independent School District GO	4.000%	2/15/33	1,335	1,352
[18]	Celina Independent School District GO	5.000%	2/15/29	500	541
[18]	Celina Independent School District GO	5.000%	2/15/30	500	549
[18]	Celina Independent School District GO	5.000%	2/15/31	500	555
[5]	Celina TX Special Assessment Revenue	2.875%	9/1/27	119	112
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	150
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	958
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	127
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	384
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,276
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	1,225	1,099
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	343
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	738
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,584
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,423
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,553
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,585	1,608
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	6,200	6,211
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/27	30,555	31,063
91

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,270	2,295
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,879
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	8,140	7,126
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	8,500	7,166
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/30	415	335
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	5,650	5,651
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	4,350	4,351
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	24,710	26,389
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/27	900	945
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/29	1,000	1,085
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/30	1,325	1,456
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/31	1,445	1,604
[4,18]	Clear Creek Independent School District GO	5.000%	2/15/30	5,000	5,508
[4,18]	Clear Creek Independent School District GO	5.000%	2/15/31	2,385	2,656
[18]	Clear Creek Independent School District GO	4.000%	2/15/32	2,500	2,504
[4,18]	Clear Creek Independent School District GO	5.000%	2/15/32	1,740	1,958
[18]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,475	6,483
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	945	967
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	525
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	315
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	500
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	328
	College Station TX GO	3.300%	2/15/33	1,340	1,298
[4]	Collin County Community College District GO	5.000%	8/15/31	6,780	7,579
[4]	Collin County Community College District GO	5.000%	8/15/32	7,120	8,040
[18]	Comal Independent School District GO	4.000%	2/1/34	1,500	1,501
[18]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,587
[18]	Conroe Independent School District GO	5.000%	2/15/27	5,535	5,678
	Conroe TX GO	5.000%	11/15/24	1,415	1,416
	Corpus Christi TX GO	5.000%	3/1/26	70	70
	Corpus Christi TX GO	4.000%	3/1/30	1,865	1,868
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	506
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	349
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	136
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	193
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	7,260	7,758
[18]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/30	765	763
[18]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/31	4,465	4,467
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,322
	Dallas College GO	5.000%	2/15/25	3,270	3,285
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	2,325	2,309
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,195	1,264
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,705	2,757
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,325	1,406
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	2,490	2,689
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,980	2,138
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,725
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	9,440	10,330
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,500	2,736
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	7,815	8,643
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	3,400	3,760
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	2,450	2,737
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	4,775	4,774
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,165	2,194
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	840	864
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	4,789	4,955
[18]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,166
	Dallas TX GO	5.000%	2/15/25	7,700	7,734
	Dallas TX GO	5.000%	2/15/28	2,835	3,024
	Dallas TX GO	5.000%	2/15/30	15,000	16,459
	Dallas TX GO	5.000%	2/15/33	5,000	5,016
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,096
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,017
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,300
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	2,375	2,387
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,300	1,303
92

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	6,925	6,945
[5]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	27,230	27,340
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,771
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	11,670	11,632
[18]	Del Valle Independent School District TX GO	5.000%	6/15/25	1,500	1,517
[18]	Del Valle Independent School District TX GO	5.000%	6/15/26	1,000	1,033
[18]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,076
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,250	2,257
	Denton County TX GO	4.000%	7/15/33	2,575	2,596
[18]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,176
[18]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,025
[18]	Dripping Springs TX Independent School District GO	5.000%	2/15/29	1,250	1,359
[18]	Eagle Mountain & Saginaw Independent School District PUT GO	4.000%	8/1/27	2,375	2,427
[18]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,197
	Ector County Hospital District GO	5.000%	9/15/25	500	502
	Ector County Hospital District GO	5.000%	9/15/26	700	710
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,096
[18]	Ector County Independent School District GO PUT	4.000%	8/15/27	19,040	19,470
	EI Paso County TX GO	5.000%	2/15/29	1,465	1,500
[9]	El Paso County Hospital District GO	5.000%	8/15/27	1,225	1,287
[9]	El Paso County Hospital District GO	5.000%	8/15/28	775	827
[9]	El Paso County Hospital District GO	5.000%	8/15/29	705	762
[9]	El Paso County Hospital District GO	5.000%	8/15/30	765	835
[9]	El Paso County Hospital District GO	5.000%	8/15/31	850	934
[18]	El Paso Independent School District GO	4.000%	8/15/33	2,250	2,266
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	1,996
	El Paso TX GO	4.000%	8/15/29	1,440	1,458
	El Paso TX GO	4.000%	8/15/32	4,975	5,016
[18]	Elgin Independent School District GO	5.000%	8/1/30	500	554
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	607
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	35
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	253
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	322
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	632
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	64
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	167
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,799
	Fort Bend County TX GO	5.000%	3/1/29	5,840	6,330
	Fort Bend County TX GO	5.000%	3/1/29	1,525	1,653
	Fort Bend County TX GO	5.000%	3/1/30	2,435	2,673
	Fort Bend County TX GO	5.000%	3/1/30	1,195	1,312
	Fort Bend County TX GO	5.000%	3/1/31	2,565	2,841
	Fort Bend County TX GO	5.000%	3/1/31	1,435	1,589
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,014
[18]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,384
[18]	Fort Bend Independent School District GO	4.000%	2/15/32	4,430	4,535
[18]	Fort Bend Independent School District GO	4.000%	2/15/33	1,000	1,022
[18]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,985	3,901
[18]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	16,775	15,779
[18]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	1,935
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,268
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,550
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,173
[18]	Fort Worth Independent School District GO	4.000%	2/15/33	2,000	2,011
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,267
	Fort Worth TX GO	4.000%	3/1/31	5,140	5,283
	Fort Worth TX Hotel Occupancy Tax Revenue	5.000%	3/1/31	1,070	1,071
[18]	Friendswood Independent School District GO	4.000%	2/15/28	645	665
[18]	Frisco Independent School District GO	5.000%	8/15/25	1,900	1,927
[18]	Frisco Independent School District GO	5.000%	2/15/26	5,785	5,931
[18]	Frisco Independent School District GO	5.000%	8/15/26	1,830	1,898
[18]	Frisco Independent School District GO	5.000%	2/15/27	6,245	6,549
[18]	Frisco Independent School District GO	2.500%	8/15/27	2,655	2,564
[18]	Frisco Independent School District GO	5.000%	2/15/28	6,335	6,775
[18]	Frisco Independent School District GO	5.000%	2/15/29	6,560	7,125
[18]	Frisco Independent School District GO	5.000%	2/15/30	6,680	7,358
[18]	Frisco Independent School District GO	4.000%	8/15/32	1,965	1,977
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,583
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,015
	Galveston County TX GO	4.000%	2/1/25	1,085	1,087
93

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/26	400	412
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/28	250	266
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/30	300	326
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/31	530	580
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/32	650	716
[18]	Garland Independent School District GO	4.000%	2/15/33	6,980	6,957
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	728
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	777
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	3,964
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	802
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,572
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	335	351
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,216
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	245	261
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	3,640	3,642
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	330	357
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	450	493
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	370	410
[18]	Georgetown Independent School District GO	5.000%	2/15/26	500	512
[18]	Georgetown Independent School District GO	5.000%	2/15/28	500	532
[18]	Georgetown Independent School District GO	5.000%	2/15/29	500	541
[18]	Georgetown Independent School District GO	5.000%	2/15/30	350	386
[18]	Georgetown Independent School District GO	5.000%	2/15/31	525	585
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	659
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	897
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,127
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	1,909
[18]	Godley Independent School District GO	5.000%	2/15/28	550	552
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,472
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	4,009
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	26,035	27,552
[18]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,523
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/28	520	553
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/27	845	882
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/28	1,170	1,244
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/29	3,455	3,732
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/30	1,715	1,878
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/31	2,750	3,043
[1]	Greenville TX GO	4.000%	2/15/27	2,470	2,527
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,584
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/29	1,715	1,787
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/30	2,040	2,137
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/31	2,140	2,246
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/32	1,050	1,106
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/33	1,155	1,212
[18]	Hallsville TX Independent School District GO	4.000%	2/15/33	1,000	1,023
[18]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,451
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	6,000	6,475
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,026
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,815	2,828
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,006
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,210	5,309
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,025
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,985	3,164
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,100	1,185
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,000	5,469
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,590	1,597
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,430	8,230
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,750	3,064
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,195	2,184
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,926
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	1,975	2,044
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	4,585	4,746
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	20,000	21,293
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	16,315	17,575
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	2,175	2,423
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.090%	7/1/49	4,720	4,722
94

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,194
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,544
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	2,555	2,601
	Harris County Hospital District GO	5.000%	2/15/30	1,070	1,092
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/30	1,565	1,676
	Harris County TX GO	5.000%	10/1/25	1,140	1,159
	Harris County TX GO	5.000%	10/1/26	1,570	1,595
	Harris County TX GO	5.000%	9/15/27	1,300	1,382
	Harris County TX Highway Revenue	5.000%	8/15/28	3,000	3,100
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/24	5,145	5,136
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,168
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,000	1,001
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,440	1,441
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,000	2,002
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	1,925	1,926
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/27	4,925	4,429
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/28	5,760	4,997
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/29	5,260	4,400
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/30	6,320	5,074
[18]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	829
	Hays County TX GO	5.000%	2/15/26	1,600	1,640
[5]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	40	39
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	210
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	248
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	530
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	494
[8]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,160	7,295
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/28	1,850	1,865
[18]	Houston Independent School District GO	4.000%	2/15/30	2,655	2,622
[18]	Houston Independent School District GO	4.000%	2/15/32	15,000	14,734
[18]	Houston Independent School District GO	4.000%	2/15/33	4,470	4,380
[18]	Houston Independent School District GO PUT	3.500%	6/1/25	16,500	16,517
[18]	Houston Independent School District GO PUT	4.000%	6/1/25	4,565	4,583
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,502
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,779
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,010	3,172
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,535
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	7,120	7,427
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	7,990	8,499
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	5,000	5,493
	Houston TX GO	5.000%	3/1/26	4,400	4,515
	Houston TX GO	5.000%	3/1/27	125	131
	Houston TX GO	5.000%	3/1/27	400	419
	Houston TX GO	5.000%	3/1/28	150	160
	Houston TX GO	5.000%	3/1/28	400	427
	Houston TX GO	5.000%	3/1/29	425	461
	Houston TX GO	5.000%	3/1/30	1,250	1,374
	Houston TX GO	5.000%	3/1/30	550	605
	Houston TX GO	5.000%	3/1/30	725	796
	Houston TX GO	5.000%	3/1/31	2,200	2,441
	Houston TX GO	5.000%	3/1/31	850	943
	Houston TX GO	5.000%	3/1/31	675	749
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	111
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	142
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	291
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	380
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	1,550	1,551
	Houston TX Hotel Occupancy Tax & Special Revenue	5.000%	9/1/32	1,000	1,057
[18]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,720
[18]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,008
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/28	1,775	1,832
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/31	1,015	1,054
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,350
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,447
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,298
[18]	Hutto Independent School District GO	5.000%	8/1/28	315	340
[18]	Hutto Independent School District GO	5.000%	8/1/29	425	466
[18]	Hutto Independent School District GO	5.000%	8/1/30	225	249
[18]	Hutto Independent School District GO	5.000%	8/1/31	400	447
[18]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	3,013
95

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	505
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	460	470
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	420	429
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	475	485
[18]	Irving Independent School District GO	5.000%	2/15/29	1,550	1,685
[18]	Irving Independent School District GO	5.000%	2/15/30	1,160	1,280
[18]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,700
[18]	Joshua Independent School District GO	5.000%	8/15/27	350	370
[18]	Joshua Independent School District GO	5.000%	8/15/28	435	467
[18]	Joshua Independent School District GO	5.000%	8/15/29	425	464
[18]	Joshua Independent School District GO	5.000%	8/15/30	840	927
[18]	Joshua Independent School District GO	5.000%	8/15/31	500	558
[18]	Judson Independent School District GO	4.000%	2/1/33	1,050	1,055
[5]	Justin TX Special Assessment Revenue	2.500%	9/1/26	63	61
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	6,500	6,820
[18]	Katy Independent School District GO	4.000%	2/15/31	1,130	1,132
[18]	Katy Independent School District GO	4.000%	2/15/32	2,115	2,118
[18]	Katy Independent School District GO	4.000%	2/15/32	1,470	1,472
[18]	Katy Independent School District PUT GO	4.000%	8/15/26	5,000	5,068
	Kaufman County TX GO	5.000%	2/15/26	165	169
	Kaufman County TX GO	5.000%	2/15/27	200	208
	Kaufman County TX GO	5.000%	2/15/27	175	182
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/30	2,550	2,569
[18]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,116
	Klein Independent School District GO	4.000%	8/1/31	2,170	2,175
[5]	Kyle TX Special Assessment Revenue	4.375%	9/1/28	400	401
[18]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,692
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	225	226
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	240	246
[18]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,542
[5]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	286	284
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,246
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	450	481
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/29	450	489
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/30	500	550
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/31	1,250	1,390
	Laredo TX GO	5.000%	2/15/27	240	246
	Laredo TX GO	5.000%	2/15/27	1,000	1,046
	Laredo TX GO	5.000%	2/15/29	1,510	1,634
	Laredo TX GO	5.000%	2/15/30	1,200	1,317
	Laredo TX GO	4.000%	2/15/31	1,815	1,823
	Laredo TX GO	5.000%	2/15/31	1,000	1,108
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/25	2,925	2,924
[5]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	347	340
[4,5]	Lavon TX Special Assessment Revenue	4.250%	9/15/31	100	100
[4,5]	Lavon TX Special Assessment Revenue	4.375%	9/15/31	150	148
[18]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,525
[18]	Leander Independent School District GO	0.000%	8/15/28	1,690	1,468
	Leander Independent School District GO	4.000%	8/15/33	1,000	1,002
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,488	9,628
[18]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,665
[5]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	273	262
[5]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	109	105
[18]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	445
[18]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,000	5,010
[18]	Llano Independent School District GO	5.000%	2/15/27	1,410	1,477
[18]	Llano Independent School District GO	5.000%	2/15/31	1,000	1,065
	Lone Star College System GO	4.000%	2/15/32	1,250	1,259
[18]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,511
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,000	1,009
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,200	1,260
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	13,765	14,291
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	2,075	2,093
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	4,200	4,205
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	5,020	5,026
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	4,020	4,144
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,545	1,593
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,000	1,031
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	2,120	2,227
96

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	500	534
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	6,230	6,654
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	135	136
[9]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	1,200	1,284
[9]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	1,795	1,947
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,750	1,920
[9]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	6,450	7,076
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	6,755	6,805
[9]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,650	4,038
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,000	1,070
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/28	1,000	1,068
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/29	1,460	1,581
[3,5]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	4.220%	11/1/24	8,000	8,000
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/27	800	838
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/28	1,000	1,066
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/29	1,150	1,246
	Lubbock TX GO	5.000%	2/15/25	3,035	3,038
[18]	Mabank Independent School District GO	5.000%	8/15/27	275	291
[18]	Mabank Independent School District GO	5.000%	8/15/28	390	419
[18]	Mabank Independent School District GO	5.000%	8/15/29	760	829
[18]	Mabank Independent School District GO	5.000%	8/15/30	800	883
[18]	Mabank Independent School District GO	5.000%	8/15/31	775	863
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/28	12,230	12,225
[18]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,114
[18]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	4,918
[18]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,323
[18]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,135
[18]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,015
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Company Project)	4.000%	6/1/30	5	5
[11]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/30	2,795	2,918
[18]	McKinney Independent School District GO	5.000%	2/15/29	850	921
[18]	McKinney Independent School District GO	5.000%	2/15/30	1,165	1,279
[18]	McKinney Independent School District GO	5.000%	2/15/31	750	832
	McKinney TX GO	5.000%	8/15/27	400	424
	McKinney TX GO	5.000%	8/15/29	325	356
	McKinney TX GO	5.000%	8/15/30	325	360
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	381
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	550
[18]	Melissa Independent School District GO	5.000%	2/1/29	500	541
[18]	Melissa Independent School District GO	5.000%	2/1/30	500	549
[18]	Melissa Independent School District GO	5.000%	2/1/31	500	555
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	450
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	565
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,108
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	2,250	2,413
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/27	3,500	3,507
[18]	Mesquite Independent School District GO	5.000%	8/15/32	3,545	3,648
[18]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,014
[5]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/30	900	901
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,415
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,513
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	100	99
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	245
[18]	Midway Independent School District/McLennan County GO	4.000%	8/1/28	1,230	1,276
[18]	Midway Independent School District/McLennan County GO	4.000%	8/15/32	2,000	2,063
[18]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	2,560	2,593
[18]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	1,230	1,241
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	756
[18]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	1,958
[4,18]	Montgomery Independent School District GO	5.000%	2/15/30	4,260	4,677
[4,18]	Montgomery Independent School District GO	5.000%	2/15/31	890	988
[18]	Nederland Independent School District GO	5.000%	8/15/25	1,875	1,902
[18]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,078
	New Braunfels TX CP	3.600%	11/12/24	5,300	5,300
[18]	New Caney Independent School District PUT GO	4.000%	8/15/27	3,610	3,690
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,566
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	3,100	3,090
97

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	3.500%	1/1/27	2,505	2,424
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	3,155	3,155
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,725
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/25	1,090	1,087
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	4.000%	1/1/29	470	451
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	625
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,245	1,270
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,184
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,041
[7]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (NCCD-College Station Properties LLC - Texas A&M University Project)	5.000%	7/1/23	2,318	2,318
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,335
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,202
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	2,895	2,949
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,805	1,832
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,155	1,174
[18]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,046
[18]	North East TX Independent School District GO	4.000%	8/1/32	2,000	2,006
[18]	North East TX Independent School District GO PUT	3.750%	8/1/27	3,015	3,048
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,653
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/32	1,000	1,030
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/26	175	173
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	5,500	5,337
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/25	1,470	1,485
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	145	145
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	550	551
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	345
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	4,851
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	490	491
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	4,952
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,895	18,701
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	194
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,225	1,305
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,068
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,225	1,327
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,190	5,621
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	4,370	4,380
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,017
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	15,000	16,408
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,625	1,787
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	8,320	9,101
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	12,055	13,314
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,110	2,344
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,555	3,926
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	2,970	2,977
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,985	2,052
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,535	2,541
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	5,650	5,664
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	24,895	12,591
	North Texas Tollway Authority Highway Revenue, Prere.	0.000%	9/1/31	4,500	1,451
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,385	3,958
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	10,375	9,044
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	10,395	8,738
[18]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,319
[18]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,172
[18]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,014
[18]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,325
[18]	Northside Independent School District GO	3.000%	6/15/30	2,000	1,952
[18]	Northside Independent School District GO PUT	0.700%	6/1/25	23,825	23,337
[18]	Northside Independent School District GO PUT	3.000%	8/1/26	32,455	32,226
[18]	Northside Independent School District GO PUT	2.000%	6/1/27	9,980	9,596
[18]	Northside Independent School District GO PUT	3.450%	8/1/27	10,180	10,238
[18]	Northwest Independent School District GO	5.000%	2/15/29	500	544
98

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Northwest Independent School District GO	5.000%	2/15/31	600	667
	Nueces County TX GO	5.000%	2/15/28	435	462
	Odessa TX GO	4.000%	3/1/28	2,000	2,040
[18]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,451
[18]	Palestine Independent School District GO	4.000%	2/15/32	1,000	1,006
[18]	Pampa Independent School District GO	4.000%	8/15/27	1,895	1,904
	Parker County TX GO	4.000%	2/15/32	1,220	1,235
	Pearland TX GO	5.000%	3/1/26	600	615
	Pearland TX GO	5.000%	3/1/30	1,355	1,462
	Pearland TX GO	5.000%	3/1/30	1,970	2,014
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,040
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,045
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	500	523
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	950	1,013
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/29	1,510	1,634
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/30	1,680	1,844
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/31	1,275	1,390
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	298
[18]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,613
[18]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,008
	Plano TX GO	3.100%	9/1/33	4,010	3,846
[18]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,242
	Port Arthur Independent School District GO	4.000%	2/15/33	1,000	1,001
[5]	Princeton TX Special Assessment Revenue	4.250%	9/1/31	300	295
[5]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	4.500%	9/1/30	377	377
[18]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,082
[18]	Prosper Independent School District GO	4.000%	2/15/30	1,400	1,425
[18]	Prosper Independent School District GO	4.000%	2/15/31	1,000	1,001
[18]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,732
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	11,350	11,113
[18]	Rankin Independent School District GO	5.000%	2/15/27	1,000	1,046
[18]	Rankin Independent School District GO	5.000%	2/15/28	1,000	1,065
[18]	Rankin Independent School District GO	5.000%	2/15/29	2,995	3,242
[18]	Rankin Independent School District GO	5.000%	2/15/30	1,000	1,077
[18]	Rankin Independent School District GO	5.000%	2/15/31	1,460	1,567
[18]	Rankin Independent School District GO	5.000%	2/15/32	1,325	1,418
[18]	Rankin Independent School District GO	5.000%	2/15/33	865	898
[18]	Rankin Independent School District GO	5.000%	2/15/34	645	669
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	434
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	458
[18]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,406
[18]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,737
	Rockland County TX GO	5.000%	2/1/26	550	562
	Rockland County TX GO	5.000%	2/1/27	800	834
[18]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,507
[18]	Rockwall Independent School District GO	0.000%	2/15/27	1,960	1,808
[18]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,013
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	2,908
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,570
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,739
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	515	533
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/29	1,300	1,402
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/30	1,000	1,092
	San Angelo TX GO	2.000%	2/15/25	2,720	2,700
	San Angelo TX GO	3.000%	2/15/26	5,580	5,539
	San Angelo TX GO	3.000%	2/15/27	5,750	5,687
	San Angelo TX GO	3.000%	2/15/29	5,510	5,376
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	5,515	5,526
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/27	800	796
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/27	2,900	3,037
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/27	5,320	5,602
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/28	10,125	10,814
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/29	11,435	12,386
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/30	14,705	16,085
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,079
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,363
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,500	1,537
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,500	1,569
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/28	3,325	3,002
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/28	3,000	2,965
99

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	1,000	1,066
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,698
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	11,405	11,323
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	5,000	4,964
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,083
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,745	1,820
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	4,000	4,332
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,305	2,496
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,083
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,200	2,382
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,500	4,936
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,360	4,782
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	1,000	1,097
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	1,380	1,514
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,064
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,500	1,660
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,835	2,031
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	3,000	3,023
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,166
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,955	3,063
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	10,000	10,060
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	30,255	30,209
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	36,575	36,519
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	16,975	16,551
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,665
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,485	10,484
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,960	9,368
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.110%	2/1/48	42,500	42,455
	San Antonio TX GO	5.000%	2/1/25	4,495	4,501
	San Antonio TX GO	5.000%	2/1/26	1,000	1,024
	San Antonio TX GO	5.000%	2/1/26	2,300	2,359
	San Antonio TX GO	5.000%	2/1/26	2,500	2,559
	San Antonio TX GO	5.000%	2/1/29	600	653
	San Antonio TX GO	5.000%	2/1/29	100	109
	San Antonio TX GO	5.000%	2/1/30	750	830
	San Antonio TX GO	5.000%	2/1/30	1,750	1,936
	San Antonio TX GO	5.000%	2/1/31	600	670
	San Antonio TX GO	5.000%	2/1/31	1,360	1,520
[5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	4.400%	11/1/24	13,160	13,160
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,055
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,093
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,107
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	10,602
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	3.890%	5/1/44	25,510	25,467
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,005
	San Jacinto Community College District GO	5.000%	2/15/27	560	585
	San Jacinto Community College District GO	5.000%	2/15/28	560	595
	San Patricio County TX GO	5.000%	4/1/26	150	154
	San Patricio County TX GO	5.000%	4/1/27	140	146
	San Patricio County TX GO	5.000%	4/1/28	450	479
	San Patricio County TX GO	5.000%	4/1/29	300	325
	San Patricio County TX GO	5.000%	4/1/30	500	548
[18]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,028
[18]	Sherman TX Independent School District GO	5.000%	2/15/29	1,000	1,083
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/27	5,500	5,551
[18]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,005
[18]	South San Antonio TX Independent School District GO	0.000%	8/15/29	1,000	849
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/26	1,000	1,039
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,125	1,232
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	325	334
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	175	183
[18]	Southwest Independent School District GO	5.000%	2/1/28	1,005	1,073
[18]	Southwest Independent School District GO	5.000%	2/1/30	1,775	1,957
[18]	Southwest Independent School District GO	5.000%	2/1/30	1,300	1,433
[18]	Southwest Independent School District GO	5.000%	2/1/31	1,000	1,115
[18]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,318
[18]	Spring Independent School District GO	5.000%	8/15/29	500	545
100

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spring Independent School District GO	5.000%	8/15/29	1,100	1,198
[18]	Spring Independent School District GO	5.000%	8/15/30	560	618
	Spring Independent School District GO	5.000%	8/15/30	4,500	4,956
[18]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,162
[18]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,573
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,307
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	875	953
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,760	21,335
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	3,000	2,998
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,683
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,489
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	805
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,620	1,636
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	406
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,600
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	694
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,029
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	233
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,049
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	185
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	320
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,066
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	433
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,345	2,537
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,094
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,188
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,197
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,690	1,863
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	12,000	13,284
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,135	1,207
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/28	2,990	3,077
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/27	440	452
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	8,055	8,235
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	13,660	14,853
[2,5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	8/1/50	28,945	28,864
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	1,330	1,390
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,016
	Temple TX GO	4.000%	8/1/32	1,630	1,647
[18]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,180
[18]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,390
[18]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,737
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,243
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,652
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,398
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,345
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,558
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.450%	1/1/32	2,374	2,221
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	1,265	1,279
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	6,720	6,657
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	1,855	1,821
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,495	10,086
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	10,615	11,360
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/54	14,085	15,280
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/26	3,750	3,742
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/27	7,000	6,987
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	774
	Texas GO	5.000%	8/1/25	2,510	2,545
	Texas GO	4.000%	8/1/26	1,450	1,456
	Texas GO	5.000%	10/1/26	5,550	5,563
	Texas GO	4.000%	8/1/27	2,250	2,263
	Texas GO	5.000%	10/1/27	3,120	3,127
	Texas GO	5.000%	10/1/27	4,285	4,294
	Texas GO	4.000%	8/1/28	1,250	1,256
	Texas GO	5.000%	10/1/28	11,795	12,750
	Texas GO	4.000%	8/1/29	2,750	2,763
	Texas GO	4.000%	8/1/30	1,500	1,506
	Texas GO	5.000%	8/1/30	3,500	3,669
101

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	10/1/30	14,000	15,535
	Texas GO	4.000%	8/1/31	1,250	1,254
	Texas GO	5.000%	10/1/31	7,420	7,779
	Texas GO	5.000%	10/1/31	6,290	6,595
	Texas GO	5.000%	10/1/31	8,595	9,645
	Texas GO	5.000%	10/1/32	13,550	14,174
	Texas GO	5.000%	10/1/33	3,500	3,655
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	840	841
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,183
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,000	1,033
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	44,900	46,139
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	5,650	5,658
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	3,410	3,449
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,700	7,897
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	17,195	17,849
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	20,260	21,199
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	6,500	6,857
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	495	524
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/29	5,480	5,795
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/30	5,625	5,996
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/31	5,470	5,923
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	70,345	75,756
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	645
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,248
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,022
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,490
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	3,680	3,776
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	1,065	1,087
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,630	3,695
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,120	1,139
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/30	15,565	16,634
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	251
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	264
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	500	511
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,640	1,686
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,043
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	753
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	640	675
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,897
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,000	1,068
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,000	1,079
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,615
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,425	1,433
[8]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,189
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,750	1,759
[3,5]	Texas State Technical College & University Revenue TOB VRDO	3.440%	11/6/24	6,835	6,835
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	5,880
	Texas State University System College & University Revenue	5.000%	3/15/26	5,755	5,916
	Texas State University System College & University Revenue	5.000%	3/15/27	130	131
	Texas State University System College & University Revenue	5.000%	3/15/27	5,250	5,511
	Texas State University System College & University Revenue	5.000%	3/15/28	10,500	11,243
	Texas State University System College & University Revenue	5.000%	3/15/29	5,500	5,977
	Texas State University System College & University Revenue	5.000%	3/15/30	5,500	6,061
	Texas Tech University System College & University Revenue	3.350%	2/15/30	6,125	6,069
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	35,234
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,545
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,082
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,263
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,542
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	2,023
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,000	1,073
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	3,953
	Texas Water Development Board Water Revenue	5.000%	10/15/28	1,420	1,538
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,442
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,000	2,180
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,747
	Texas Water Development Board Water Revenue	5.000%	10/15/29	3,450	3,791
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,543
102

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/30	3,000	3,317
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,030	2,245
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,324
	Texas Water Development Board Water Revenue	4.000%	10/15/30	10,000	10,310
	Texas Water Development Board Water Revenue	5.000%	10/15/30	5,000	5,559
	Texas Water Development Board Water Revenue	5.000%	10/15/30	2,850	3,169
	Texas Water Development Board Water Revenue	5.000%	4/15/31	1,495	1,671
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,350	1,433
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,000	1,050
	Texas Water Development Board Water Revenue	5.000%	10/15/31	2,325	2,613
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	7,801
	Texas Water Development Board Water Revenue	4.000%	10/15/32	3,760	3,781
	Texas Water Development Board Water Revenue	5.000%	10/15/32	3,000	3,201
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,760	1,787
[18]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,024
[4,18]	Tomball Independent School District GO	5.000%	2/15/29	7,820	8,480
[4,18]	Tomball Independent School District GO	5.000%	2/15/30	4,910	5,404
[18]	Tomball Independent School District GO	4.000%	2/15/31	1,000	1,001
[4,18]	Tomball Independent School District GO	5.000%	2/15/31	5,165	5,742
[18]	Tomball Independent School District GO	4.000%	2/15/32	1,575	1,577
[4,18]	Tomball Independent School District GO	5.000%	2/15/32	11,490	12,915
	Travis County TX GO	5.000%	3/1/25	5,000	5,027
	Travis County TX GO	5.000%	3/1/26	5,000	5,130
	Travis County TX GO	5.000%	3/1/33	15,760	16,926
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,501
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	4,900	4,939
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	102
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/30	2,025	2,219
[18]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,468
[18]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,070
[18]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,103
[18]	Tyler Independent School District GO	4.000%	2/15/32	3,595	3,598
	University of Houston College & University Revenue	5.000%	2/15/31	1,490	1,520
	University of Houston College & University Revenue	4.000%	2/15/32	2,240	2,241
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,144
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/30	350	387
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/31	800	891
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/32	650	731
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	426
	Waco TX GO	4.000%	2/1/28	1,725	1,777
	Waco TX GO	4.000%	2/1/29	3,590	3,679
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/27	1,260	1,320
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/30	1,245	1,368
[18]	Waller Consolidated Independent School District GO	4.000%	2/15/32	1,000	1,007
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,019
[18]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,228
	Williamson County TX GO	5.000%	2/15/28	10,000	10,704
	Williamson County TX GO	5.000%	2/15/29	23,265	25,298
	Williamson County TX GO	4.000%	2/15/33	2,140	2,155
	Williamson County TX GO	4.000%	2/15/34	2,250	2,264
	Williamson County TX GO, Prere.	5.000%	2/15/25	25	25
[18]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,025
[18]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,224
[18]	Wylie Taylor County Independent School District GO	4.000%	2/15/31	1,925	1,942
[18]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,078
					2,978,510
Utah (0.2%)
	Alpine UT School District (Utah School Bond Guaranty Program) GO	2.950%	3/15/33	7,525	6,904
	Davis School District GO	4.000%	6/1/25	4,395	4,397
[3]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/32	760	771
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	2,012
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	1,906
[4]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,500	1,661
[4]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	1,500	1,680
[10]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/29	12,825	13,660
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	136
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	128
[5]	Utah Charter School Finance Authority Charter School Aid Revenue	5.250%	6/15/32	900	927
103

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Utah Charter School Finance Authority Charter School Aid Revenue (Beehive Science & Technology Academy Project)	4.000%	10/15/31	1,155	1,083
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	4,735	4,850
	Utah GO, Prere.	5.000%	1/1/25	9,355	9,379
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	4,360	4,809
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,295	1,428
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,855	3,157
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/27	1,000	1,007
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	263
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	554
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (Master Lease Program)	5.000%	5/15/28	1,000	1,001
	Utah State University College & University Revenue	4.000%	12/1/27	480	485
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/26	500	513
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/28	700	747
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/29	750	812
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/30	1,000	1,096
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	770
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	479
					66,615
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/25	115	115
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/26	500	497
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/27	160	159
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/28	225	223
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/29	440	436
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/30	225	223
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,000	1,000
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	500
					3,153
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	1,110	1,122
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	6,010	6,149
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	4,310	4,445
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	2,150	2,163
					13,879
Virginia (1.1%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	900	918
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	853
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	870
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	268
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,155
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,596
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,975
	Arlington County VA GO	2.500%	8/15/29	10,000	9,559
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,725	1,752
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,052
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,124
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	4,017
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	2,994
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/30	15,350	16,698
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	2,945	3,049
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,507
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric and Power Company Project) PUT	3.800%	5/28/27	4,350	4,427
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	13,925	14,707
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,690
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,485	2,500
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/25	1,000	1,010
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/28	1,680	1,732
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	523
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	538
104

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	542
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,160	1,267
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	415
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	419
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	885	884
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	355
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	457
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	320	320
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	231
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue (Loudoun County Roads & Public Facilities Project)	5.000%	12/1/25	1,000	1,020
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,256
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,305
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/27	2,150	2,188
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	9,000	8,663
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	3,435	3,489
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,458
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,445
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	935	1,007
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,817
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,019
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	10,380	11,089
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,535
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,085
	Roanoke Economic Development Authority College & University Revenue	5.000%	9/1/32	1,085	1,111
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	4,140	4,486
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	645
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	914
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	963
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,011
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,000	1,025
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	915
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,065	2,140
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	10,215	10,582
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	8,355	8,354
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	9,600	9,599
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	8,935	8,909
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	5,000	5,127
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	2,200	2,295
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	351
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	412
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	441
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,130
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/27	15,500	16,358
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/28	18,275	19,657
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/28	2,860	2,879
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,030
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/28	7,445	7,491
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/29	8,285	8,335
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.950%	6/1/29	1,250	1,261
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	435
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.900%	7/1/25	29,675	29,676
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/25	5,065	5,071
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	6,915	7,011
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,219
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	231
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,615	1,645
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,750	2,861
[5,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.590%	11/7/24	3,860	3,860
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,100	1,165
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,250	1,344
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,089
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	7,885	7,590
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.800%	5/28/27	2,100	2,137
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,765	2,809
					321,344
105

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington (2.2%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/32	3,455	3,491
	Benton County School District No 400 Richland GO	5.000%	12/1/31	1,500	1,573
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	10,000	10,091
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	10,000	10,188
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	3.440%	11/1/45	5,310	5,263
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,084
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	2,795	3,098
	Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	3,869
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	10,605	11,216
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,990	4,129
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	6,060	6,330
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/32	2,790	2,950
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/32	3,610	3,632
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	286
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	1,120	1,146
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/30	2,200	2,423
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	13,845	13,604
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	139
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	454
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	658
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	152
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	153
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,000	1,019
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,655	1,713
	King County School District No. 403 Renton GO	5.000%	12/1/25	1,000	1,021
	King County School District No. 405 Bellevue GO	4.000%	12/1/32	1,220	1,244
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,230
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	1,000	1,007
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	3,750	3,898
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,480
	King County WA Sewer Revenue	5.000%	1/1/31	2,250	2,511
	King County WA Sewer Revenue	4.000%	7/1/33	2,500	2,500
	King County WA Sewer Revenue PUT	0.875%	1/1/26	1,880	1,820
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.470%	1/1/40	23,740	23,494
[9]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,093
[9]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/30	1,050	1,159
[9]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/31	1,100	1,223
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	335
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/32	2,320	2,357
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/31	1,260	1,272
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,335	1,370
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,535	1,609
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	500
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,600	1,708
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	1,750	1,899
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	3,000	3,277
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	720	791
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	7,045	7,771
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/31	1,450	1,609
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,327
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,624
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,745	4,797
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,121
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/29	1,730	1,730
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	4/1/32	4,455	4,485
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/33	1,415	1,434
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/28	1,915	1,950
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.490%	5/1/45	8,025	7,885
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/31	1,000	1,058
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,825	2,868
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/32	1,150	1,158
	Spokane WA GO	4.000%	12/1/29	1,535	1,536
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/30	9,190	9,190
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/32	1,320	1,300
	Tacoma WA Sewer Revenue	4.000%	12/1/33	6,440	6,446
106

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,852
	University of Washington College & University Revenue PUT	4.000%	8/1/27	18,805	19,143
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	5.000%	10/1/27	1,460	1,502
	Washington GO	5.000%	6/1/25	3,000	3,031
	Washington GO	5.000%	8/1/25	5,135	5,205
	Washington GO	5.000%	7/1/26	10,000	10,321
	Washington GO	5.000%	8/1/26	10,000	10,341
	Washington GO	5.000%	2/1/27	7,850	8,223
	Washington GO	5.000%	6/1/27	5,200	5,485
	Washington GO	5.000%	7/1/27	7,000	7,397
	Washington GO	5.000%	8/1/27	10,000	10,585
	Washington GO	5.000%	2/1/28	3,000	3,012
	Washington GO	4.000%	7/1/28	25,000	26,059
	Washington GO	4.000%	7/1/28	5,000	5,212
	Washington GO	5.000%	7/1/28	10,000	10,755
	Washington GO	5.000%	8/1/28	10,000	10,771
	Washington GO	5.000%	6/1/29	5,120	5,590
	Washington GO	5.000%	8/1/29	1,190	1,255
[4]	Washington GO	5.000%	7/1/30	18,500	20,480
	Washington GO	5.000%	8/1/30	1,125	1,182
[4]	Washington GO	5.000%	7/1/31	25,000	27,993
	Washington GO	5.000%	8/1/31	15,775	16,552
	Washington GO	5.000%	8/1/31	3,000	3,033
[4]	Washington GO	5.000%	7/1/32	12,000	13,587
	Washington GO	5.000%	8/1/35	1,000	1,010
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,100	1,112
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,022
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,249
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	677
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,001
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,315
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	790	802
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,990	2,093
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,350	1,406
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,690	1,754
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,023
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,520	3,676
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,064
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,064
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,030
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,525	2,615
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,075	3,205
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	10,210
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	4,070	4,071
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	19,350	19,477
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,565	2,517
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	33,020	33,126
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	24,710	25,126
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	44,950	45,588
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	4.640%	1/1/35	4,755	4,757
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	4.000%	5/1/33	1,525	1,531
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	559
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	357
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/27	200	207
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	22,385	22,589
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	370	371
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,185	1,265
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,000	1,997
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/25	350	353
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/27	350	361
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	555	580
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/29	775	820
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/30	810	868
107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	830	811
[5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/29	4,000	4,000
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/29	655	699
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,310	1,405
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,695	1,827
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	855	841
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,615	2,722
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	600	621
[4]	Washington State University College & University Revenue	5.000%	4/1/28	1,765	1,874
[4]	Washington State University College & University Revenue	5.000%	4/1/29	1,275	1,373
	Washington State University College & University Revenue	5.000%	4/1/30	1,010	1,017
[4]	Washington State University College & University Revenue	5.000%	4/1/30	2,000	2,179
[4]	Washington State University College & University Revenue	5.000%	4/1/31	770	847
[4]	Washington State University College & University Revenue	5.000%	4/1/32	785	870
					678,399
West Virginia (0.2%)
[3]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,590
[3]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,333
[3]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,206
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	480	481
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,565	2,578
[5]	Monongalia County WV Tax Allocation Revenue	5.000%	6/1/33	920	955
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	4,750	4,523
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	4,175	4,142
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	2,400	2,433
	West Virginia GO	5.000%	12/1/31	1,000	1,061
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,163
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,157
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,065
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	875	876
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,380
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,050	1,051
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	775	801
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	5,765	5,765
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/25	2,465	2,493
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/29	1,890	2,031
					46,985
Wisconsin (2.5%)
	Burnett County WI GO	2.000%	11/1/26	1,010	973
	Burnett County WI GO	3.000%	11/1/27	1,285	1,280
	Burnett County WI GO	3.000%	11/1/28	1,325	1,316
	Dane County WI GO	2.000%	4/1/27	3,405	3,250
	Dane County WI GO	2.000%	4/1/28	1,715	1,602
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,578
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,539
	Madison WI GO	1.250%	10/1/31	7,725	6,262
	Madison WI Metropolitan School District GO	1.375%	3/1/31	4,760	3,902
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/28	3,125	3,117
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/29	2,785	2,768
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,002
	Milwaukee WI GO	5.000%	4/1/26	3,785	3,868
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,544
	Milwaukee WI GO	5.000%	4/1/26	12,535	12,810
[3]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,379
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,433
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,054
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,125
[1]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,369
[3]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,411
[1]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,526
	Milwaukee WI GO	5.000%	4/1/28	3,735	3,929
	Milwaukee WI GO	5.000%	4/1/28	3,025	3,182
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,262
[3]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,079
[1]	Milwaukee WI GO	5.000%	4/1/28	1,320	1,402
[3]	Milwaukee WI GO	5.000%	4/1/28	1,680	1,784
108

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,118
	Milwaukee WI GO	5.000%	4/1/29	3,615	3,755
[1]	Milwaukee WI GO	5.000%	4/1/29	2,655	2,862
[3]	Milwaukee WI GO	5.000%	4/1/29	1,685	1,817
[1]	Milwaukee WI GO	5.000%	12/1/29	3,760	4,090
	Milwaukee WI GO	5.000%	4/1/30	1,335	1,385
[3]	Milwaukee WI GO	5.000%	4/1/30	6,765	7,367
[1]	Milwaukee WI GO	5.000%	12/1/30	3,760	4,118
	Milwaukee WI GO	5.000%	4/1/31	1,770	1,834
[1]	Milwaukee WI GO	5.000%	12/1/31	3,760	4,156
[1]	Milwaukee WI GO	5.000%	12/1/32	3,705	4,131
[1]	Milwaukee WI GO	3.000%	4/1/33	1,415	1,318
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	513
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	1,902
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,045
	Oregon WI School District GO	3.050%	3/1/30	3,190	3,128
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	183
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	473
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/34	4,550	4,622
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/26	430	434
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/28	275	281
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/28	440	448
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/29	450	440
[5]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/34	415	434
	Public Finance Authority College & University Revenue	5.000%	4/1/30	1,215	1,258
	Public Finance Authority College & University Revenue	5.000%	4/1/31	1,275	1,321
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,030	1,051
	Public Finance Authority College & University Revenue	5.250%	10/1/32	720	732
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	15,070	15,041
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	18,785	18,622
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	426
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,499
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	226
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	260	261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	6,155	6,250
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	452
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	408
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	1,215	1,217
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	3,000	3,105
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,134
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,880	3,974
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	883
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	260
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	365	367
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,680	4,934
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	2,295	2,396
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	263
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	257
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,045	4,331
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	323
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,800	1,764
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	1,975	1,941
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,050	1,075
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,133
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	933
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,082
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/27	4,350	4,443
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/31	7,830	7,730
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	16,925	17,165
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	2,555	2,556
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	4,485	4,552
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/26	4,710	4,869
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	21,435	21,401
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	15,406	15,280
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	25,785	25,531
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/39	12,295	12,144
	Sauk Prairie School District GO	5.000%	3/1/27	225	235
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	750	823
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,745	6,317
109

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/1/24	18,015	18,015
	Verona Area School District GO	5.000%	4/1/25	1,695	1,707
	Waukesha WI GO	2.000%	10/1/26	2,455	2,368
	Waukesha WI GO	2.000%	10/1/27	3,000	2,842
	Waukesha WI GO	2.000%	10/1/28	3,000	2,776
	Waunakee Community School District GO	3.250%	4/1/28	24,000	23,832
	Wausau School District GO	5.000%	3/1/28	2,845	3,034
	Wausau School District GO	5.000%	3/1/29	4,530	4,901
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,652
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,578
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	907
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	229
[4]	Wisconsin GO	5.000%	5/1/26	13,615	13,928
[4]	Wisconsin GO	5.000%	5/1/27	9,225	9,653
[4]	Wisconsin GO	5.000%	5/1/28	4,065	4,336
	Wisconsin GO	5.000%	5/1/29	3,250	3,558
[4]	Wisconsin GO	5.000%	5/1/29	2,865	3,109
	Wisconsin GO	5.000%	5/1/30	5,000	5,547
	Wisconsin GO	5.000%	5/1/31	7,370	8,274
[2]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	3.660%	5/1/25	3,820	3,820
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	609
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,137
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	500
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	971
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	415	415
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	400	401
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	241
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	127
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	698
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,004
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	400	406
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	354
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	649
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,855	2,859
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	207
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	715	715
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,116
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	400	414
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	157
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,130	3,221
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	750	749
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	897
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	540
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	292
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	2,500	2,501
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	8,000	8,009
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	9,445	10,004
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	188
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,500	2,503
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	299
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	6,195	6,658
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,333
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,023
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,970	6,456
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	2,000	2,010
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,260	3,261
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	8,355	8,370
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,195	7,203
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	2,735	2,737
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,303
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,614
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	10,075	10,275
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,513
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,130	8,342
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,345	4,687
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,885	4,185
[5,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.400%	11/1/24	12,800	12,800
110

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	11/7/24	8,075	8,075
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,422
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.420%	8/15/54	13,075	12,886
[4]	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/29	410	405
[4]	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	11/1/34	1,000	975
[5]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	5,500	5,616
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	468
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	871
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	827
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	771
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	791
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	798
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	688
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	720
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	762
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	740
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	3,765	3,774
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/48	3,125	3,122
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,205	1,217
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,630	1,594
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	3,270	3,198
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	10,180	10,549
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	2,230	2,443
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	2,760	3,013
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/27	1,625	1,685
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue PUT	3.390%	12/2/24	4,695	4,693
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.850%	3/1/27	1,225	1,152
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/26	1,035	1,064
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/26	7,500	7,763
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	665	665
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	1,590	1,557
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	10,965	10,967
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	12,470	12,497
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,270	1,277
[4]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	5/1/28	12,500	12,491
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	25,067	25,778
					769,179
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	120
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	96
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	205	208
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	225
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	123
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	500	512
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	32,620
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	935	928
111

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,010	3,189
					38,021
Total Tax-Exempt Municipal Bonds (Cost $30,129,124)					29,967,831
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	31,273	20,132
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	9,403	6,147
Total Taxable Municipal Bonds (Cost $25,958)					26,279
				Shares
Temporary Cash Investments (1.5%)
Investment Company (1.5%)
[19]	Vanguard Municipal Low Duration Fund (Cost $469,854)	3.614%		46,985,571	469,856
Total Investments (100.6%) (Cost $30,624,936)					30,463,966
Other Assets and Liabilities—Net (-0.6%)					(192,414)
Net Assets (100%)					30,271,552
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $1,398,398,000, representing 4.6% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Step bond.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
112

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,155,082)	29,994,110
Affiliated Issuers (Cost $469,854)	469,856
Total Investments in Securities	30,463,966
Investment in Vanguard	825
Receivables for Investment Securities Sold	193,613
Receivables for Accrued Income	359,249
Receivables for Capital Shares Issued	26,152
Other Assets	261
Total Assets	31,044,066
Liabilities
Due to Custodian	55,041
Payables for Investment Securities Purchased	659,033
Payables for Capital Shares Redeemed	37,398
Payables for Distributions	19,821
Payables to Vanguard	1,221
Total Liabilities	772,514
Net Assets	30,271,552
At October 31, 2024, net assets consisted of:

Paid-in Capital	30,988,860
Total Distributable Earnings (Loss)	(717,308)
Net Assets	30,271,552

Investor Shares—Net Assets
Applicable to 74,142,477 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	805,411
Net Asset Value Per Share—Investor Shares	$10.86

Admiral™ Shares—Net Assets
Applicable to 2,712,518,214 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,466,141
Net Asset Value Per Share—Admiral Shares	$10.86

See accompanying Notes, which are an integral part of the Financial Statements.
113

Limited-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1]	860,990
Total Income	860,990
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,927
Management and Administrative—Investor Shares	1,227
Management and Administrative—Admiral Shares	21,078
Marketing and Distribution—Investor Shares	58
Marketing and Distribution—Admiral Shares	1,487
Custodian Fees	190
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	22
Shareholders’ Reports and Proxy Fees—Admiral Shares	191
Trustees’ Fees and Expenses	19
Other Expenses	283
Total Expenses	27,514
Expenses Paid Indirectly	(190)
Net Expenses	27,324
Net Investment Income	833,666
Realized Net Gain (Loss)
Investment Securities Sold[1]	(157,866)
Futures Contracts	768
Realized Net Gain (Loss)	(157,098)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,140,534
Futures Contracts	(3,085)
Change in Unrealized Appreciation (Depreciation)	1,137,449
Net Increase (Decrease) in Net Assets Resulting from Operations	1,814,017
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,393,000, ($36,000), less than $1,000, and ($14,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
114

Limited-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	833,666	714,593
Realized Net Gain (Loss)	(157,098)	(131,466)
Change in Unrealized Appreciation (Depreciation)	1,137,449	241,985
Net Increase (Decrease) in Net Assets Resulting from Operations	1,814,017	825,112
Distributions
Investor Shares	(22,423)	(21,664)
Admiral Shares	(810,439)	(689,304)
Total Distributions	(832,862)	(710,968)
Capital Share Transactions
Investor Shares	(52,957)	(321,370)
Admiral Shares	132,429	(1,859,840)
Net Increase (Decrease) from Capital Share Transactions	79,472	(2,181,210)
Total Increase (Decrease)	1,060,627	(2,067,066)
Net Assets
Beginning of Period	29,210,925	31,277,991
End of Period	30,271,552	29,210,925

See accompanying Notes, which are an integral part of the Financial Statements.
115

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.51	$10.47	$11.17	$11.20	$11.07
Investment Operations
Net Investment Income[1]	.296	.239	.149	.141	.188
Net Realized and Unrealized Gain (Loss) on Investments	.350	.040	(.698)	(.029)	.130
Total from Investment Operations	.646	.279	(.549)	.112	.318
Distributions
Dividends from Net Investment Income	(.296)	(.239)	(.151)	(.142)	(.188)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.296)	(.239)	(.151)	(.142)	(.188)
Net Asset Value, End of Period	$10.86	$10.51	$10.47	$11.17	$11.20
Total Return[2]	6.19%	2.66%	-4.95%	1.00%	2.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$805	$830	$1,143	$1,506	$1,326
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.73%	2.24%	1.37%	1.26%	1.69%
Portfolio Turnover Rate	50%	55%	65%	37%	31%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
116

Limited-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.51	$10.47	$11.17	$11.20	$11.07
Investment Operations
Net Investment Income[1]	.305	.249	.158	.150	.196
Net Realized and Unrealized Gain (Loss) on Investments	.349	.039	(.699)	(.029)	.131
Total from Investment Operations	.654	.288	(.541)	.121	.327
Distributions
Dividends from Net Investment Income	(.304)	(.248)	(.159)	(.151)	(.197)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.304)	(.248)	(.159)	(.151)	(.197)
Net Asset Value, End of Period	$10.86	$10.51	$10.47	$11.17	$11.20
Total Return[2]	6.27%	2.74%	-4.87%	1.08%	2.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,466	$28,381	$30,135	$37,525	$31,153
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.82%	2.33%	1.46%	1.34%	1.77%
Portfolio Turnover Rate	50%	55%	65%	37%	31%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
117

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at October 31, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
118

Limited-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $825,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $190,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	29,967,831	—	29,967,831
Taxable Municipal Bonds	—	26,279	—	26,279
Temporary Cash Investments	469,856	—	—	469,856
Total	469,856	29,994,110	—	30,463,966
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	20,352
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(158,004)
Capital Loss Carryforwards	(560,123)
Qualified Late-Year Losses	—
Other Temporary Differences	(19,533)
Total	(717,308)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	832,862	710,968
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	832,862	710,968
*	Includes short-term capital gains, if any.
119

Limited-Term Tax-Exempt Fund
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,621,970
Gross Unrealized Appreciation	180,170
Gross Unrealized Depreciation	(338,174)
Net Unrealized Appreciation (Depreciation)	(158,004)
F.	During the year ended October 31, 2024, the fund purchased $14,881,106,000 of investment securities and sold $14,543,876,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $147,500,000 and sales were $474,610,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	171,983	15,926	184,996	17,348
Issued in Lieu of Cash Distributions	19,383	1,791	18,018	1,689
Redeemed	(244,323)	(22,617)	(524,384)	(49,165)
Net Increase (Decrease)—Investor Shares	(52,957)	(4,900)	(321,370)	(30,128)
Admiral Shares
Issued	7,299,809	675,111	10,118,761	948,393
Issued in Lieu of Cash Distributions	581,312	53,696	483,089	45,292
Redeemed	(7,748,692)	(717,680)	(12,461,690)	(1,169,334)
Net Increase (Decrease)—Admiral Shares	132,429	11,127	(1,859,840)	(175,649)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
120

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Limited-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Limited-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
121

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q310 122024
122

Financial Statements
For the year ended October 31, 2024
Vanguard Long-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	68
Tax information	69

Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
[1,2]	Freddie Mac Pool	3.600%	7/1/40	3,990	3,588
Total U.S. Government and Agency Obligations (Cost $3,788)					3,588
Tax-Exempt Municipal Bonds (96.5%)
Alabama (3.3%)
	Alabama GO	4.000%	11/1/30	6,195	6,244
	Alabama GO	4.000%	11/1/31	4,000	4,028
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,216
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,465	1,474
	Auburn University College & University Revenue	5.000%	6/1/43	5,000	5,202
	Auburn University College & University Revenue	5.000%	6/1/48	12,265	12,665
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	699
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	19,560	19,644
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	32,290	33,509
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	28,595	30,500
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	22,375	22,301
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	32,930	33,068
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,210	2,223
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	12,590	12,644
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	10,755	10,870
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	30,195	30,334
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	8,600	9,122
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	1,400	1,507
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	3,925	4,241
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	31,485	33,610
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	5,965	6,037
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	15,000	15,927
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	17,095	18,520
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,582
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,484
	Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	4,958
	East Alabama Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/30	1,000	1,000
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	2,540	2,777
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	11,405	12,274
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/54	1,215	1,276
	Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.500%	10/1/54	1,185	1,245
	Huntsville AL GO	5.000%	5/1/32	3,190	3,359
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,310	13,198
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	3,919
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	611
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	585
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	661
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	515
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	605
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	5,000	5,462
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	5,000	5,446
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	4,000	4,342
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,000	3,242
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,000	4,313
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	15,835	16,890
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	6,835	7,399
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/27	2,430	2,522
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	10,705	10,743
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	430	433
	Oxford AL GO	5.000%	7/1/52	3,750	3,938
1

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	34,545	36,980
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	12,315	12,379
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	1,215	1,309
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	14,080	14,689
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	29,425	31,141
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,610	1,708
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	11,735	12,615
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,264
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/40	7,135	7,208
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/41	7,420	7,457
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/46	8,665	8,525
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/47	5,000	4,888
	University of Alabama at Birmingham College & University Revenue	4.000%	7/1/48	1,745	1,699
[3]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,046
[3]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,063
[3]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,040
[3]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	778
[3]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,487
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	2,120	2,132
					580,772
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	912
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	6,689
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,036
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,017
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,014
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,645
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,504
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,280
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,085	1,089
					20,186
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,271
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,255
[4]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	3,000	3,632
[4]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/43	1,500	1,816
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/49	1,610	1,590
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	473
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	3,365	2,873
[5]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects)	5.750%	7/15/48	3,200	3,241
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,008
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,006
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	501
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	605	677
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	5,000	5,086
[3]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/54	2,000	2,029
[3]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/58	1,500	1,521
[5,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	160
[5,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	200
	Arizona State University College & University Revenue	5.000%	7/1/43	5,400	5,672
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/43	6,000	6,031
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,396
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	4,810	4,872
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	329
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/48	1,350	1,328
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,173
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/49	1,500	1,523
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/49	3,500	3,491
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/55	11,535	9,867
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,000	1,107
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,350	1,484
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,151
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,000	1,094
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,131
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,135	1,237
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	2,750	2,971
2

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	1,500	1,535
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	1,540	1,631
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	220	224
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	561
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	359
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	206
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	205
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	255
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	254
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,337
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,100	2,223
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,990	3,160
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,350	3,541
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	3,440	3,625
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	6,540	6,835
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,709
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,000	1,064
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	13,905	14,394
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,824
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,039
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,000	897
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	2,570	2,138
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	3,680	2,995
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	500	407
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	2,175	2,019
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,040
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,256
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	10,534
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	4,025	4,229
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	4,000	4,304
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	5,000	5,390
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	15,025	16,084
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	26,945	29,541
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,222
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	8,280	8,976
[5]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/58	7,250	7,528
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,647
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,448
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/49	1,000	1,080
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/54	5,520	5,930
					257,842
Arkansas (0.1%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/55	1,500	1,573
	El Dorado Special School District No. 15 GO	5.000%	2/1/50	1,970	2,032
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	1,000	1,067
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,000	1,064
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,638
					10,374
California (5.7%)
[7,8]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	5,016
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	2,400	1,610
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/29	1,200	1,272
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	19,115	19,407
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	7,270	7,701
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	20,015	21,162
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	9,600	10,365
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	10,015	11,037
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,965	13,907
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	27,145	29,285
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	23,870	25,635
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	14,770	14,899
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	50,000	53,444
3

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	10,645	10,737
[9]	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	9/1/32	5,325	5,694
[9]	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	9/1/32	30,000	32,345
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	10/1/32	10,105	10,827
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	11,100	8,347
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,000	1,650
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	4,403
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,500	1,841
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	925
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	994
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,000	5,092
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,495	11,445
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,555	5,474
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	4,000	4,819
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	14,900	17,916
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	9,050	10,907
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	5,525	5,832
	California GO	5.000%	9/1/31	15,050	15,571
[7]	California GO	5.250%	8/1/32	9,765	11,143
	California GO	5.000%	8/1/35	1,170	1,205
[3]	California GO	5.000%	9/1/35	1,655	1,707
	California GO	3.000%	10/1/36	5,400	5,068
	California GO	5.000%	4/1/37	1,010	1,081
	California GO	3.000%	10/1/37	4,750	4,415
	California GO	5.000%	10/1/39	1,500	1,609
	California GO	3.000%	11/1/40	4,500	3,955
	California GO	3.000%	11/1/41	5,500	4,748
	California GO	5.000%	4/1/42	1,500	1,559
	California GO	5.000%	4/1/42	5,000	5,505
	California GO	5.000%	10/1/42	10,000	10,590
	California GO	5.000%	8/1/49	2,150	2,369
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,757
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,000	1,100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,400	1,552
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,435	7,620
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,700	4,419
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	10,019	10,102
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,712	6,605
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	14,115	13,534
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	13,351	12,395
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	1,781	1,832
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,674
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	7,500	7,414
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,500	1,499
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,899
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	7,269
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	8,629
[3]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	5,100	5,223
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/40	1,265	1,254
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	3,485
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	913
[5]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/64	1,550	1,685
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	1,450	1,591
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,279
	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	997
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	901
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,577
[7]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,204
[7]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,113
[7]	Chula Vista Elementary School District COP	2.000%	9/1/46	6,500	3,988
[7]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,500	1,979
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,576
	Coast Community College District GO	3.000%	8/1/39	4,300	3,914
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	10,000	7,019
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,190	4,534
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	3,000	2,085
	Downey Unified School District GO	3.000%	8/1/46	5,720	4,707
	Downey Unified School District GO	3.000%	8/1/47	6,240	5,086
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,460
[7]	East Side Union High School District GO	3.000%	8/1/34	1,020	987
4

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	El Camino Healthcare District GO	0.000%	8/1/30	5,000	4,165
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,525
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	704
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,121
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,364
[2,5]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,227	8,095
	Fresno Unified School District GO	3.000%	8/1/55	6,500	4,916
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	8,484
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,388
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,018
[3]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,492
	Irvine Unified School District GO	2.250%	9/1/49	7,775	4,897
	Kern Community College District GO	3.000%	8/1/46	4,890	4,067
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	965
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	3,333
[10]	Long Beach Unified School District GO	0.000%	8/1/33	500	371
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	8,771
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,340	5,633
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,287
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,800	1,904
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	4,752
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,279
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,552
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	3,890
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	3,873
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,654
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,000	6,500
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,750	4,950
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,313
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,294
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,465	1,604
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	3,725	4,026
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	3,000	3,182
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,200	1,282
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,528
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,330
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	974
[7]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,828
[7]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,131
	Mount San Antonio Community College District GO	5.875%	8/1/28	1,015	1,114
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	7,320	7,762
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	6,135
[7]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	6,023
	Palomar Health GO	0.000%	8/1/37	5,415	2,744
[10]	Palomar Health GO	7.000%	8/1/38	10,000	11,272
[7]	Pittsburg Unified School District GO	5.000%	8/1/47	2,180	2,330
	Poway Unified School District GO	0.000%	8/1/51	14,500	4,356
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/42	1,285	1,335
[7]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,401
[7]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,041
	Romoland School District Special Tax Revenue	5.000%	9/1/49	1,000	1,041
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,380
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,586
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,725
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,822
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,409
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,868
	San Diego CA Unified School District GO	4.000%	7/1/54	4,000	3,951
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	16,925
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	4,980	4,942
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,096
[3]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	5,035	4,016
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,505
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	1,735	1,858
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	19,240	20,365
5

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,000	1,045
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,644
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,020
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,824
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,788
[7]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	1,998
[7]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,088
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	579
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	201
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,734
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,150
	San Rafael City Elementary School District GO	5.250%	8/1/52	2,000	2,152
[7]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,753
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,353
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,622
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,095
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,585	1,375
	Santa Rosa High School District GO	5.000%	8/1/53	5,000	5,384
[7]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,293
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,440
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	6/1/46	1,500	1,616
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	7,175	7,626
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,779
	State Center Community College District GO	3.000%	8/1/39	2,600	2,336
	State Center Community College District GO	3.000%	8/1/41	5,250	4,566
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	600	603
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/45	1,375	1,159
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/50	1,500	1,222
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,347
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	10,045	10,486
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	7,125	7,678
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	10,000	10,397
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	7,738
[7]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,351
	Washington Township Health Care District GO	5.500%	8/1/53	1,000	1,115
					1,012,371
Colorado (2.1%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,109
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,526
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,384
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	1,010
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/47	3,165	3,433
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/48	3,170	3,432
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	7,130	7,625
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	2,000	2,261
	Brighton CO Water Activity Water Revenue (Water System Project)	5.000%	6/1/52	7,000	7,424
[7]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,083
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/48	1,300	1,410
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/53	2,650	2,843
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	3,608	3,616
	Colorado COP	4.000%	12/15/35	1,000	1,014
	Colorado COP	6.000%	12/15/40	5,000	5,904
	Colorado COP	6.000%	12/15/41	3,570	4,187
	Colorado COP	5.250%	3/15/42	5,000	5,178
	Colorado COP	5.000%	11/1/49	6,505	7,032
	Colorado COP	5.000%	11/1/53	2,300	2,472
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,026
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,203
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	5,026
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	650
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,125
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	4,862
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,269
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,020	1,085
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,600	2,558
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,724
6

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	5,375	5,278
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,925	1,883
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,277
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,235	2,457
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	26,410	26,404
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,750	1,891
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,358
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	2,000	2,151
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	20,322
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	15,000	14,077
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	6,054
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,137
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/52	9,250	9,772
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/54	9,665	10,171
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/26	1,010	1,041
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	869
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Parkview Medical Center Project), Prere.	4.000%	9/1/30	4,700	5,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,000	1,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	4,500	4,638
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	1,500	1,604
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.480%	3/1/44	1,145	1,121
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	945	949
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.750%	5/1/50	975	974
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	6,000	6,508
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,085
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,170	1,301
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,665	1,844
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,180	1,297
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,165
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/47	2,000	2,150
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,339
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	15,675	17,106
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	2,895	3,006
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/43	1,295	1,356
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/48	2,000	2,075
[3]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	1,250	1,362
[7]	Colorado Water Resources & Power Development Authority Sewer Revenue	5.000%	9/1/55	1,730	1,820
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/42	1,600	1,780
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/43	1,630	1,805
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/44	1,085	1,199
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	2,119
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,240	1,334
[5]	DIATC Metropolitan District GO	5.000%	12/1/39	1,000	987
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,422
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,484
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,317
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,080	1,204
[11]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.979%	9/1/39	3,825	3,824
	Eagle County School District No. Re50J GO	4.000%	12/1/41	2,535	2,557
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,175
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,333
	Grand County School District No. 2 East Grand GO	4.000%	12/1/39	1,390	1,409
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/42	1,000	1,088
[10]	Gypsum CO Sewer Revenue	5.000%	12/1/54	8,675	9,238
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,254
[7]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,250	4,036
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	5,890
	Parker Co. Water & Sanitation District Water Revenue	4.000%	11/1/52	12,800	12,349
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/46	1,000	1,069
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	1,997
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,057
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,377
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,745
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,050	939
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/54	1,250	1,297
	Thornton CO COP	4.000%	12/1/39	3,000	3,028
	University of Colorado College & University Revenue	5.000%	6/1/44	3,490	3,650
	University of Colorado College & University Revenue	4.000%	6/1/48	4,900	4,752
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,457
7

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	3,000	3,161
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,174
	Weld County School District No. RE-4 GO	5.250%	12/1/41	2,805	2,902
[7]	Whispering Pines Metropolitan District No. 1 GO	5.000%	12/1/52	1,000	1,039
					379,795
Connecticut (0.5%)
	Connecticut GO	3.000%	1/15/33	1,090	1,044
	Connecticut GO	3.000%	6/1/35	1,000	931
	Connecticut GO	4.000%	1/15/36	9,230	9,487
	Connecticut GO	3.000%	6/1/38	2,000	1,807
	Connecticut GO	3.000%	1/15/39	4,710	4,191
[3]	Connecticut GO	5.000%	4/15/39	5,050	5,367
	Connecticut GO	3.000%	1/15/40	4,790	4,200
	Connecticut GO	3.000%	11/15/42	1,600	1,413
	Connecticut GO	3.000%	11/15/43	1,000	869
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	1,755	1,759
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,145	3,090
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	3,560	3,870
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,660	2,939
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,295
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,614
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,602
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	8,275	8,325
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,728
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,471
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,925	2,835
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,300	1,244
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,830	1,730
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	2,185	2,357
	Metropolitan District GO	5.000%	7/15/36	1,750	1,845
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/34	3,690	3,689
	Norwalk CT GO	4.000%	8/15/40	960	983
	Norwalk CT GO	4.000%	8/15/41	695	708
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/42	1,250	1,236
	University of Connecticut College & University Revenue	5.000%	8/15/41	850	942
	University of Connecticut College & University Revenue	5.000%	8/15/42	1,000	1,104
	University of Connecticut College & University Revenue	5.000%	8/15/43	700	770
					84,445
Delaware (0.3%)
[5]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	9,962	8,065
	Delaware GO	4.000%	5/1/41	13,700	13,839
	Delaware GO	4.000%	5/1/43	13,140	13,244
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	972
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	301
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	3,905	3,750
	University of Delaware College & University Revenue	5.000%	11/1/41	1,620	1,878
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,887
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,125
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,153
	University of Delaware College & University Revenue	5.000%	11/1/43	2,090	2,410
					50,624
District of Columbia (1.5%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,453
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	955
	District of Columbia College & University Revenue	3.000%	4/1/40	700	588
	District of Columbia College & University Revenue	3.000%	4/1/41	750	617
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,567
	District of Columbia GO	4.000%	6/1/34	6,000	6,095
	District of Columbia GO	5.000%	10/15/37	5,000	5,322
	District of Columbia GO	5.000%	10/15/38	3,105	3,300
	District of Columbia GO	5.000%	6/1/42	8,555	8,804
	District of Columbia GO	5.000%	6/1/43	1,000	1,040
	District of Columbia GO	5.000%	10/15/44	14,020	14,681
	District of Columbia GO	5.250%	1/1/48	7,875	8,589
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,391
	District of Columbia Income Tax Revenue	5.000%	3/1/40	2,605	2,785
	District of Columbia Income Tax Revenue	5.000%	5/1/42	1,680	1,842
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,720	4,960
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,552
8

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	7,875	8,039
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,272
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,317
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,007
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	2,000	2,007
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,735	1,647
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,028
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	39,740	36,617
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	12,541
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	31,951
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,283
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	498
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,147
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	1,400	1,290
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	4,000	4,043
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	2,540	2,548
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	4,000	3,424
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,330	1,463
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	5,725	5,625
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	3,860	4,168
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	7,120	7,649
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	1,045	1,102
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	4,000	3,941
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	5,705	6,075
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	13,905	15,018
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/59	22,500	24,360
					260,601
Florida (4.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	1,037
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,161
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	19,220	17,887
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	5,500	6,036
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	9,000	9,390
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
	Cape Coral FL Sewer Revenue	5.000%	9/1/43	1,000	1,095
[3]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/48	1,250	1,377
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,500	1,550
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	11,109
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/49	3,270	3,088
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/54	1,400	1,316
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/49	1,000	958
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/55	845	832
[5]	Capital Trust Authority Charter School Aid Revenue	6.250%	6/15/53	4,250	4,437
[5]	Capital Trust Authority Charter School Aid Revenue	6.375%	6/15/58	3,600	3,771
[5]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.000%	6/15/34	610	638
[5]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.625%	6/15/44	405	421
[5]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.000%	6/15/54	1,050	1,097
[5]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.125%	6/15/60	1,000	1,046
[7]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,347
[7]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,442
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	1,000	1,080
	Davie FL Special Obligation Revenue	4.000%	10/1/46	2,000	1,929
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,205
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,515	16,846
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,000	994
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,038
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,135	1,119
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,100	1,075
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/43	8,260	8,202
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/54	560	568
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/59	600	605
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/51	395	398
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/51	905	911
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	3,000	2,914
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,869
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,542
9

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,590
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,110	1,173
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,053
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/49	11,500	12,044
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/55	2,500	2,610
	Florida GO	4.000%	6/1/33	15,995	16,044
	Florida GO	4.000%	7/1/41	6,875	6,983
	Florida GO	4.000%	7/1/43	7,435	7,464
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	353
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	405
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	403
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	686
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/55	3,250	3,598
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	3,295	3,675
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,540
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	2,545	2,601
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	5,040	5,202
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	5,600	5,783
	Fort Lauderdale FL GO (Parks And Recreation Projects)	3.000%	7/1/49	8,990	7,105
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/48	5,250	5,610
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/53	8,000	8,476
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	4,750	5,278
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	5,335	5,948
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/49	5,000	5,561
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,326
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,572
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/54	5,275	5,650
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.800%	5/1/54	1,000	1,008
[3]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/50	1,000	964
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/55	750	740
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,094
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,303
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,543
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,610
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,330	3,393
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	13,107
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,858
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	14,725	13,374
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,480
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,092
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,695
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,019
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	12,500	13,863
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	2,000	2,268
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,290	1,397
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,475	1,592
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,195	2,362
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	8,870	9,886
	Marco Island FL Sales Tax Revenue	2.000%	10/1/37	1,020	749
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	6,943
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,028
[3]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,651
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Programs)	5.250%	1/1/49	8,000	8,709
[3]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	2,958
[3]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,524
[3]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,664
[3]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,790
[5,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,390	3,539
[5,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,133
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	20,000	21,708
[9]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/42	8,810	9,677
[9]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/43	17,560	19,238
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/40	4,420	4,457
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,631
10

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,242
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,368
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	9,569
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	4,833
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,207
	Miami-Dade County FL GO	2.375%	7/1/40	955	694
	Miami-Dade County FL GO	5.000%	7/1/43	1,385	1,464
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,081
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,455
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	3,866
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	12,902
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/38	3,680	3,682
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	1,750	708
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/54	4,435	4,716
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,437
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	3,225	3,358
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	12,500	13,318
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	6,000	6,204
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/48	3,875	4,188
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/51	2,335	1,752
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	4,445	4,292
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	908
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	1,031
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,845
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/40	1,677	1,631
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,508
[7]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,494
	Mirada Community Development District Special Assessment Revenue	6.000%	5/1/55	1,375	1,391
[5]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/54	1,000	972
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/54	1,000	1,016
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,545
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	14,025	13,140
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	7,000	7,332
[7]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/36	2,335	2,430
[7]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/38	3,160	3,278
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/31	6,000	7,021
	Osceola County Expressway Authority Highway Revenue, Prere.	6.250%	10/1/31	7,540	8,869
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	250	263
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	250	261
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	250	261
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	9,455	8,593
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/43	1,000	1,019
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/53	1,500	1,526
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.250%	6/1/59	3,625	3,663
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	5,424
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,534
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,024
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,475	1,505
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,475
	Palm Beach County School District COP	5.000%	8/1/39	1,000	1,109
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	10,000	10,859
	Pasco County FL Sales Tax Revenue	5.000%	10/1/54	10,150	10,802
[7]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,186
[7]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,030	1,162
[7]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	885	993
[7]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,390	1,550
[7]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,090	3,431
[7]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,725	4,079
[7]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	8,000	8,869
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/48	3,285	3,244
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.125%	12/15/53	2,355	2,336
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	12,329
	Sarasota County FL Utility System Revenue Water Revenue	5.000%	10/1/50	6,725	7,073
11

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41	7,500	7,772
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,000	5,598
[7]	Sarasota County School Board (Master Lease Program) COP	5.250%	7/1/53	10,000	10,746
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,110	7,493
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	6,850	6,732
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,150	3,154
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,453
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,000	4,847
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/52	3,570	3,777
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,174
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,443
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	11,252
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	645
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	4,735	4,891
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	255
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,215
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,655
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	564
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	512
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	812
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/47	4,155	4,508
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,425	5,693
[5]	Village Community Development District No. 15 Special Assessment Revenue	5.250%	5/1/54	5,000	5,162
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/49	7,500	7,712
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	5,215	5,447
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	1,500	1,567
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	6,000	6,255
					848,771
Georgia (2.9%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/38	10,270	11,110
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/43	16,775	17,848
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,522
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	1,000	1,115
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,450	1,602
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,085	2,288
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/43	1,840	2,002
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/48	7,705	8,226
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	3,000	3,179
[12]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,618
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/38	1,000	1,004
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/40	2,000	1,975
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/41	1,000	983
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	1,000	1,003
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,286
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/39	955	1,016
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/41	1,000	810
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/42	1,000	966
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	8,810	8,319
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.750%	4/1/53	5,205	5,814
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,000	3,188
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/44	4,990	5,178
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,311
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,377
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,247
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,427
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	983
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	969
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	783
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	994
12

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	1,280	1,309
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	7,945	7,834
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	6,205	6,137
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,198
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,370
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,795
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,884
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	9,483
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	3,000	2,937
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	4,000	3,366
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	7,650	6,258
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,651
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	5,006
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.250%	2/15/45	4,520	4,642
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project), Prere.	5.500%	2/15/25	10,000	10,063
[7]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,310	1,384
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	1,335	1,316
[7]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	1,965	2,045
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	4,865	5,146
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	5,790	6,178
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/50	4,000	4,144
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,551
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	10,000	10,842
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	14,095	14,461
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/49	7,500	5,872
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/51	2,750	2,120
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/42	1,285	1,288
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,202
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/28	1,450	1,513
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,328
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	26,380	26,590
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	3,960	4,006
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	8,970	9,084
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	1,580	1,674
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	3,625	3,664
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	26,150	27,714
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	5,155	5,477
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	38,075	40,497
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	6,325	6,742
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	9,345	10,033
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	22,370	23,777
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	21,000	22,392
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	16,335	17,406
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	17,855	19,115
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	8/1/49	21,115	21,123
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,128
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,274
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,898
[5]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	22,388
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	695
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/37	1,000	1,015
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/40	1,030	1,036
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,007
					518,201
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/38	780	846
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/39	800	860
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/40	650	698
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/41	780	833
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/42	975	1,039
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,050	2,087
13

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,593
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	796
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	3,785	3,713
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,235	1,172
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,085
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,086
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	2,820	3,073
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	120
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,385
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	270	294
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,426
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	650	701
					25,807
Hawaii (0.5%)
	Hawaii GO	4.000%	10/1/31	6,770	6,850
	Hawaii GO	5.000%	1/1/33	3,140	3,303
	Hawaii GO	5.000%	1/1/35	7,740	8,116
	Hawaii GO	5.000%	1/1/37	18,720	19,581
	Hawaii GO	5.000%	1/1/38	7,015	7,338
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,869
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	2,940
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,338
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,702
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/51	5,920	4,604
	Honolulu HI City & County GO	5.000%	7/1/44	1,000	1,089
	Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,085
	Honolulu HI City & County GO	5.000%	7/1/46	1,000	1,083
	Honolulu HI City & County GO	5.000%	7/1/47	1,000	1,080
	Honolulu HI City & County GO	5.000%	7/1/48	1,000	1,077
[9]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/34	4,875	5,525
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,543
[9]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	2,605	2,946
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/54	9,290	10,210
	Maui County HI GO	4.000%	3/1/37	685	696
	Maui County HI GO	4.000%	3/1/38	1,500	1,518
					89,493
Idaho (0.4%)
[5]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/53	964	996
	Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	10,060	10,629
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/33	1,300	1,142
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,389
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,191
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,352
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	15,346
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,529
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,462
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/49	3,500	3,398
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	5,690	6,276
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	2,000	2,139
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/48	6,600	6,479
					65,328
Illinois (4.8%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	488
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,019
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,095
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,013
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,304
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,589
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,250	1,337
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,250	1,317
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,000	1,085
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,095	1,183
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	4,640	4,825
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	22,125	24,124
[4]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,031
[4]	Chicago Board of Education GO	0.000%	12/1/27	9,375	8,324
[4]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,896
[4,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,896
[14]	Chicago Board of Education GO	5.500%	12/1/30	3,640	3,812
14

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,150
[4,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,848
[7]	Chicago Board of Education GO	5.000%	12/1/31	625	651
[7]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,559
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,451
	Chicago Board of Education GO	5.125%	12/1/32	1,250	1,250
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,613
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,030
[7]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,033
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,863
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,180
	Chicago Board of Education GO	5.000%	12/1/39	750	761
[5]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,935
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,364
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,764
	Chicago Board of Education GO	6.000%	12/1/49	27,500	29,748
	Chicago IL GO	5.000%	1/1/26	1,140	1,142
	Chicago IL GO	5.000%	1/1/28	1,495	1,563
	Chicago IL GO	5.000%	1/1/33	3,920	4,168
[4]	Chicago IL GO	0.000%	1/1/34	1,000	677
	Chicago IL GO	4.000%	1/1/35	2,500	2,483
	Chicago IL GO	5.500%	1/1/39	1,230	1,321
	Chicago IL GO	4.000%	1/1/40	11,457	10,869
	Chicago IL GO	5.500%	1/1/40	1,000	1,068
	Chicago IL GO	5.500%	1/1/41	4,000	4,192
	Chicago IL GO	5.500%	1/1/43	1,000	1,039
	Chicago IL GO	5.000%	1/1/44	11,395	11,682
	Chicago IL GO	5.000%	1/1/45	15,620	15,970
	Chicago IL GO	4.000%	1/1/49	13,632	11,911
	Chicago IL GO, Prere.	5.000%	1/1/25	1,250	1,252
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/41	1,000	1,101
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,056
[7]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,975	6,400
[7]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	17,145	18,696
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,342
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,349
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,010
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,299
[7]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	25,205
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	999
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,099
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/40	1,700	1,887
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,309
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	4,500	4,511
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	12,683
	Chicago Park District GO	5.000%	1/1/41	2,285	2,429
	Chicago Park District GO	5.000%	1/1/42	1,290	1,367
	Chicago Park District GO	5.000%	1/1/43	1,450	1,532
	Chicago Park District GO	5.000%	1/1/44	1,290	1,359
	Chicago Park District GO	5.000%	1/1/45	1,140	1,195
	Chicago Park District GO	5.000%	1/1/47	1,750	1,843
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	8,278
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	8,749
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	17,054
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/40	1,100	1,177
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/41	1,060	1,129
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/42	1,025	1,087
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/43	1,515	1,600
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	12,703
	Cook County IL GO	5.000%	11/15/31	450	497
	Cook County IL GO	5.000%	11/15/32	295	324
	Cook County IL Sales Tax Revenue	5.000%	11/15/43	1,000	1,076
	Cook County IL Sales Tax Revenue	5.000%	11/15/44	1,050	1,127
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	7,295	7,905
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	8,667
[5]	Elwood IL GO	6.250%	3/1/44	4,000	4,352
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	3,505	3,514
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/38	4,850	4,766
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	2,990	2,906
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,350	1,269
15

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,020
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,042
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,090
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,032
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,728
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	3,948
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,284
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,641
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,005
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	2,993
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	1,946
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,535	6,538
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	1,925
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,924
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	7,790	7,496
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/42	5,000	5,153
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	210
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	3,280	3,291
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	27,240	25,865
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,152
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,555	2,295
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	10,080	10,472
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	4,800	4,209
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	730
	Illinois GO	5.000%	2/1/25	2,065	2,071
	Illinois GO	5.000%	1/1/27	3,510	3,576
	Illinois GO	5.000%	6/1/27	1,010	1,036
	Illinois GO	5.000%	9/1/27	2,000	2,097
	Illinois GO	5.000%	10/1/27	3,430	3,602
	Illinois GO	5.000%	12/1/27	500	526
	Illinois GO	5.500%	1/1/30	445	491
	Illinois GO	5.000%	5/1/30	545	571
	Illinois GO	4.000%	6/1/33	1,575	1,576
	Illinois GO	5.000%	7/1/33	2,545	2,788
	Illinois GO	4.000%	12/1/33	4,000	4,009
	Illinois GO	5.000%	3/1/34	1,000	1,078
	Illinois GO	5.000%	5/1/37	2,835	3,060
	Illinois GO	4.000%	7/1/37	7,410	7,350
	Illinois GO	5.250%	5/1/38	1,570	1,713
	Illinois GO	4.000%	3/1/39	1,550	1,521
	Illinois GO	5.250%	5/1/39	6,205	6,741
	Illinois GO	5.500%	5/1/39	1,000	1,081
	Illinois GO	4.000%	12/1/39	6,665	6,515
	Illinois GO	5.250%	5/1/40	4,555	4,931
	Illinois GO	5.250%	5/1/41	6,705	7,232
	Illinois GO	5.500%	3/1/42	3,000	3,278
	Illinois GO	5.250%	5/1/42	6,345	6,818
	Illinois GO	5.250%	5/1/43	4,430	4,745
	Illinois GO	5.125%	10/1/43	4,500	4,790
	Illinois GO	5.750%	5/1/45	3,000	3,256
	Illinois GO	5.500%	5/1/47	8,805	9,505
	Illinois GO	5.250%	5/1/48	4,000	4,282
	Illinois GO	5.000%	12/1/48	10,000	10,479
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.150%	10/1/41	720	515
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/26	8,610	8,786
[5]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue	6.000%	10/5/40	4,896	5,126
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,224
	Illinois Sales Tax Revenue	5.000%	6/15/42	5,000	5,362
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,261
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	3,200	3,207
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	11,000	11,150
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	3,745	3,677
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,750	6,035
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	5,095	5,389
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,960	7,661
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	1,110	1,074
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	154
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	510
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,702
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,783
16

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	13,731
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	13,456
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,652
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,423
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	7,326
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,301
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	4,000	2,653
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	2,577
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	258
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	15,000	7,586
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	253
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,000	983
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	1,750	842
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	12,310	11,951
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	8,000	3,508
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	7,240	6,718
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	15,490	14,154
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/51	11,500	3,409
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	5,000	5,260
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/37	3,055	3,059
	Metropolitan Pier & Exposition Authority Project Miscellaneous Revenue	5.250%	6/15/44	5,000	4,900
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	3,000	2,878
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	4,472
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,205	3,556
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,071
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,765	1,876
[3]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/39	4,350	4,789
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,576
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,019
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,412
					858,698
Indiana (0.7%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/39	1,250	1,401
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/40	1,260	1,434
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/41	1,000	1,131
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	4,000	4,101
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	1,250	1,368
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,119
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/41	1,225	1,312
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,200	1,273
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/44	1,200	1,268
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	9,840	10,395
[5]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	10,000	10,579
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,103
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,195
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	12,739
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	1,905	1,690
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,000	1,109
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	1,000	1,088
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	678
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/44	1,000	1,050
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/47	8,115	8,908
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,000	1,161
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/48	14,130	16,200
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,668
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,472
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/42	1,795	1,954
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/43	2,415	2,619
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/44	2,000	2,163
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,686
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,716
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,361
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,333
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/49	4,000	4,343
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	845
					120,462
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	5,000	4,980
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT, Prere.	4.000%	12/1/32	3,000	3,211
17

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT, Prere.	5.000%	12/1/32	1,000	1,141
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project), Prere.	5.000%	12/1/32	500	571
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/44	1,915	2,042
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	1,105	1,173
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,103
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,841
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,250	3,969
					25,031
Kansas (0.2%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,062
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,042
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,893
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/46	3,465	3,650
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/49	5,860	6,138
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,297
					30,082
Kentucky (1.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	357
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	354
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/40	1,500	1,475
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,039
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	752
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,350
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	16,450	16,478
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	4,445	4,455
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	14,915	14,984
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	11,105	11,193
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	27,255	28,909
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	2,875	3,122
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	37,975	40,705
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/34	2,010	2,366
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	10,000	11,676
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,005
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,002
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	905	1,002
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/42	1,150	1,296
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	1,565	1,544
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,110	1,081
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	1,500	1,536
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,567
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	20,675	21,174
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	998
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,755
	University of Kentucky College & University Revenue	4.000%	4/1/35	5,000	5,002
	University of Kentucky College & University Revenue	4.000%	4/1/36	3,845	3,846
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,497
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,560	1,679
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,608
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/49	4,000	4,307
					195,114
Louisiana (0.4%)
[7]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,497
[7]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,657
[7]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,238
[7]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,300
[7]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,539
[7]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,202
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,560
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,715	3,849
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Loop Common Project)	4.500%	7/1/42	2,264	2,253
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	2,117	2,133
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	13,858
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,508
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,630
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,763
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,360
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,259
18

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,341
[7]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,549
[7]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,046
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,592
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	1,530	1,540
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,787
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	965	879
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	470	461
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,025	999
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	1,105	1,071
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	745	697
					70,568
Maine (0.3%)
	Bar Harbor ME GO	5.000%	9/1/54	2,370	2,560
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	857
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	953
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,158
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,205
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,573
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,063
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,686
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,670
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,829
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,932
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	1,000	867
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,349
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,814
	University of Maine System College & University Revenue	5.500%	3/1/57	5,845	6,278
	University of Maine System College & University Revenue	5.500%	3/1/62	7,640	8,182
					48,976
Maryland (1.6%)
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	3,738
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,146
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,731
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,193
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,154
	Anne Arundel County MD GO	5.000%	10/1/36	5,130	5,362
	Anne Arundel County MD GO	5.000%	10/1/42	435	462
	Anne Arundel County MD GO	5.000%	10/1/42	1,690	1,794
	Anne Arundel County MD GO	5.000%	10/1/44	4,950	5,233
	Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,161
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	9,115	9,540
[2]	Freddie Mac Pool	3.650%	12/1/37	3,983	3,760
[2]	Freddie Mac Pool	3.600%	1/1/41	7,429	6,660
	Frederick County MD Tax Allocation Revenue (Oakdale-lake Linganore Project)	3.750%	7/1/39	1,410	1,252
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/41	4,960	5,030
	Howard County MD GO	4.000%	2/15/33	8,200	8,309
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	4,780	4,792
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	7,565	7,476
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	1,965	1,925
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	6,025	6,227
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,605	2,785
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/32	3,650	3,678
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	1,700	1,435
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,295	1,382
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,166
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,076
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	312
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,142
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	148
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	3,405	3,371
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,435	3,371
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	5,985	5,488
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,545	1,589
19

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	3,010	2,818
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	2,640	2,763
[9]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/54	4,250	4,505
[5,11]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	3.780%	7/1/41	14,045	14,045
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,443
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/54	15,000	15,984
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	1,037
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,771
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	1,104
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,510
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	2,002
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction and Revitalization Program)	5.000%	5/1/50	3,000	3,324
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,357
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,769
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,227
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,530
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,411
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	10,685	8,480
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	20,690	21,769
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,085
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,277
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	3,265	3,279
	Prince George's County MD COP	5.000%	10/1/43	15,780	16,391
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,142
	Prince George's County MD GO	5.000%	7/15/39	2,805	2,956
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,577
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	14,960
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/42	9,630	9,734
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/42	1,065	1,077
					276,215
Massachusetts (4.4%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,265
	Ashland MA GO	3.000%	8/1/52	3,500	2,701
	Attleboro MA GO	2.625%	10/15/50	3,335	2,317
	Belmont MA GO	4.000%	9/15/41	2,155	2,205
	Belmont MA GO	4.000%	9/15/42	2,245	2,271
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	12,609
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,673
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,453
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	14,500
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	3,282
	Commonwealth of Massachusetts GO	4.000%	2/1/40	3,000	3,027
	Commonwealth of Massachusetts GO	5.000%	1/1/42	3,810	4,215
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	4,009
	Commonwealth of Massachusetts GO	5.000%	3/1/43	2,150	2,369
	Commonwealth of Massachusetts GO	5.000%	11/1/43	675	735
	Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,728
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,800	3,045
	Commonwealth of Massachusetts GO	5.000%	11/1/45	2,015	2,172
	Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,276
	Commonwealth of Massachusetts GO	3.000%	4/1/48	12,500	9,898
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	7,768
	Commonwealth of Massachusetts GO	5.000%	5/1/49	7,000	7,542
	Commonwealth of Massachusetts GO	5.000%	11/1/49	5,000	5,335
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	9,715
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	6,345
	Commonwealth of Massachusetts GO	5.000%	9/1/50	4,500	4,762
	Commonwealth of Massachusetts GO	5.000%	11/1/50	6,810	7,163
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,500	3,996
	Commonwealth of Massachusetts GO	5.000%	9/1/51	13,755	14,548
	Commonwealth of Massachusetts GO	5.000%	11/1/52	5,265	5,610
	Commonwealth of Massachusetts GO	5.000%	5/1/53	17,500	18,682
	Commonwealth of Massachusetts GO	5.000%	10/1/53	11,500	12,308
	Commonwealth of Massachusetts GO	5.000%	1/1/54	11,925	12,774
	Commonwealth of Massachusetts GO	5.000%	5/1/54	28,000	30,055
	Commonwealth of Massachusetts GO	5.000%	8/1/54	35,000	37,622
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	7,593
20

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/48	11,000	11,384
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/49	15,290	15,943
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	27,050	28,524
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	16,000	17,001
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	5,500	5,870
	Harvard MA GO	3.000%	8/15/37	1,210	1,106
	Hingham MA GO	3.000%	2/15/36	810	757
	Leominster MA GO	3.000%	3/1/52	1,250	956
	Lowell MA GO	2.000%	9/1/38	1,340	1,010
	Lowell MA GO	4.000%	8/1/39	1,645	1,673
	Lowell MA GO	2.000%	9/1/39	1,445	1,065
	Lowell MA GO	4.000%	9/1/44	1,515	1,507
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,391
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	8,075
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,424
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,123
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,174
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	12,000	12,472
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	5,000	5,499
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,560	6,089
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	7,750	8,462
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/52	16,205	17,837
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,795	8,386
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	6,075	6,625
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,250	1,274
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	2,200	2,237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,000	1,015
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	4,300	4,040
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,060	1,073
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,010	1,021
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	7,425	8,947
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,879
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,028
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	725	699
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,078
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/48	7,000	7,202
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	1,000	1,080
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	895	741
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,000	5,918
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	1,000	1,013
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	6,823
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	802
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,440
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	43
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,843
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	43
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	48
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	7,500	7,531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	48
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,685	1,710
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	7,500	6,617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	2,000	1,857
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	11,870	11,421
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	4,850	5,182
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	9,275	9,307
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	1,000	1,003
[5]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/54	270	275
[5]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/60	215	217
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	5,000	5,016
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	1,000	1,000
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,620	1,582
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	6,349
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,615
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	13,444
21

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,459
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	11,500	12,102
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	7,813
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,000	5,216
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	13,565	14,347
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	1,038
	Milford MA GO	2.250%	12/1/44	2,000	1,386
	Milford MA GO	2.125%	12/1/48	5,000	3,173
	Milford MA GO	2.500%	12/1/51	3,000	2,000
	New Bedford MA GO	4.000%	9/1/52	3,420	3,289
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	4,978
	Springfield MA GO	3.250%	3/1/47	7,795	6,551
	Springfield MA GO	3.250%	3/1/52	9,815	7,928
	Swampscott MA GO	3.000%	3/1/52	2,855	2,188
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,435
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,204
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,401
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	2,825	2,966
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	41,605	43,742
	Wakefield MA GO	4.000%	9/15/43	3,075	3,093
	Waltham MA GO	3.000%	8/15/42	1,165	1,013
	Waltham MA GO	3.000%	8/15/43	1,195	1,025
	Waltham MA GO	3.000%	8/15/44	1,235	1,038
	Waltham MA GO	3.000%	8/15/45	1,260	1,047
	Waltham MA GO	2.500%	10/15/50	5,000	3,382
	Weymouth MA GO	2.000%	9/15/41	1,180	827
	Weymouth MA GO	2.000%	9/15/45	3,000	1,939
	Weymouth MA GO	2.250%	9/15/50	4,420	2,790
[7]	Worcester MA GO	3.000%	2/1/36	6,795	6,260
[7]	Worcester MA GO	3.000%	2/1/37	3,690	3,362
	Worcester MA GO	2.000%	2/1/41	7,400	5,286
	Worcester MA GO	2.000%	2/1/42	7,465	5,221
					774,881
Michigan (2.0%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,725
	Ann Arbor School District GO	3.000%	5/1/33	6,150	5,797
	Ann Arbor School District GO	3.000%	5/1/35	6,525	5,969
	Bloomfield Hills School District GO	5.000%	5/1/48	1,250	1,319
	Bloomfield Hills School District GO	5.000%	5/1/50	1,000	1,056
[7]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,322
[15]	East Lansing School District GO	5.000%	5/1/39	1,000	1,036
[15]	East Lansing School District GO	5.000%	5/1/42	2,000	2,058
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,122
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,084
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	5,000	5,204
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/48	5,000	5,162
[7]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,088
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,450	1,581
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,669
[15]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,063
[15]	Jackson MI Public Schools GO	5.000%	5/1/48	5,000	5,138
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,116
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,079
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,094
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,330	7,366
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	644
[15]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,031
[15]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	1,025
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	7,000	7,327
	Lansing Community College GO	3.000%	5/1/49	3,755	2,958
[7]	Lapeer Community Schools GO	5.250%	5/1/46	4,700	5,059
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,360	8,616
[15]	Mattawan MI Consolidated School District GO	5.000%	5/1/54	2,000	2,124
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	6,193
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,742
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	903
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	874
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,098
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	3,013
22

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,303
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	8,149
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,284
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	17,312
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	9,290	9,210
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/42	1,200	1,172
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,000	11,345
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	18,770	17,769
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/54	3,775	3,621
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,017
[11]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.090%	12/1/39	7,500	7,499
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	5,000	4,614
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	6,000	5,565
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	6,000	6,195
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,510	1,633
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,592
	Michigan Finance Authority Water Revenue	5.000%	10/1/42	5,330	5,871
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	505
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,323
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,053
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	6,105	6,555
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/39	650	722
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/40	875	967
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/42	1,350	1,478
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/39	1,885	1,903
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	2,239
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	13,310	10,467
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/59	10,350	11,313
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	950
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	1,965	2,037
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	7,980	8,530
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	11,680	12,707
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	4,730	5,233
	Michigan State University College & University Revenue	5.000%	2/15/48	1,390	1,438
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,570
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,152
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	5,097
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	1,500	1,512
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,995	3,404
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,078
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	3,014
	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,964
	Rochester Community School District GO	3.000%	5/1/33	1,000	932
[15]	Rockford Public Schools GO	5.000%	5/1/49	5,710	6,066
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,722
[15]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,947
	Southfield MI GO	3.000%	5/1/33	1,000	932
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,114
[7]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	322
[7]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	413
[7]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	347
[7]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,103
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,779
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	3,803
					357,497
Minnesota (1.4%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,800
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/48	1,600	1,620
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,210
[2]	Freddie Mac Pool	3.100%	2/1/40	5,833	5,116
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	3,024
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,398
	Mankato Independent School District No. 77 GO	4.000%	2/1/41	7,200	7,188
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/42	4,560	4,490
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/43	4,870	4,782
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/44	1,000	975
	Metropolitan Council GO	4.000%	3/1/40	6,025	6,072
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,440
23

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,375	9,966
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,741
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	2,000	2,194
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,715	2,944
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,158
	Minnesota GO	5.000%	8/1/37	6,000	6,517
	Minnesota GO	4.000%	9/1/37	11,540	11,931
	Minnesota GO	4.000%	8/1/41	2,200	2,235
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	502
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,000	1,042
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,920
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,420
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	10,000	6,580
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,540	6,492
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,165	2,302
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	980	1,053
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,730	1,886
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	4,760	5,350
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/55	12,025	13,607
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	8,045	8,123
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,067
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,112
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	384
	Osseo Independent School District No. 279 GO	4.000%	2/1/39	19,550	19,692
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,874
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/38	18,785	19,153
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/42	23,050	23,176
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,823
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,804
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,000
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/43	2,345	2,306
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,153
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/54	6,540	6,903
	St. Paul Independent School District No. 625 COP	2.000%	2/1/32	3,530	3,039
	St. Paul Independent School District No. 625 GO	4.000%	2/1/38	1,000	1,017
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,029
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,430	3,089
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,315
					249,014
Mississippi (0.1%)
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,020
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/44	1,600	1,752
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/53	8,450	9,076
					12,848
Missouri (1.4%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/44	6,000	5,902
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	5.000%	10/1/44	2,000	2,097
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,764
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,041
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,157
[7]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,255
	Independence MO School District GO	3.250%	3/1/40	1,000	912
	Independence MO School District GO	3.250%	3/1/41	1,000	901
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	1,000	1,001
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,210
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/42	2,498	2,510
	Kansas City MO GO	4.000%	2/1/36	3,460	3,545
	Kansas City MO GO	4.000%	2/1/37	1,000	1,019
	Kansas City MO GO	4.000%	2/1/39	2,145	2,170
	Kansas City MO GO	4.000%	2/1/42	1,795	1,792
	Kansas City MO GO	4.000%	2/1/43	1,350	1,340
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	730	809
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	1,590	1,582
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/42	1,500	1,638
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/43	2,420	2,390
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/43	1,525	1,659
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,084
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,774
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	6,950
24

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/34	2,660	2,954
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/44	5,010	5,277
	Kansas City MO Water Revenue	5.000%	12/1/41	2,600	2,885
	Kansas City MO Water Revenue	5.000%	12/1/48	2,000	2,151
	Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/32	3,370	3,420
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,390
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,400
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,012
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,347
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	6,824
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,214
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,103
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,331
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,744
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,817
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	1/1/39	4,945	4,813
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,910
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,135
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,818
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,579
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	3,965	4,392
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	913
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/53	7,310	5,370
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,800	19,486
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	7,538
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	11,117
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/50	2,000	1,348
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,410	1,402
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,350	1,333
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/51	2,560	1,670
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/52	975	956
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	6,905	6,856
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,980	4,120
	Pattonville R-3 School District GO	5.250%	3/1/41	1,150	1,246
	Pattonville R-3 School District GO	5.250%	3/1/42	1,000	1,082
	Republic School District No. R-3 GO	4.000%	3/1/43	1,500	1,494
	Republic School District No. R-3 GO (City of Sherman Project)	4.000%	3/1/42	3,075	3,075
	Springfield School District No. R-12 GO	4.000%	3/1/41	3,090	3,097
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,761
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,288
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,839
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,550
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/49	5,000	5,454
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/54	5,000	5,421
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,206
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,286
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	964
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,070	1,041
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,185	1,112
[5,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	835
[7]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/49	9,500	9,732
[7]	St. Louis School District GO	5.000%	4/1/40	6,670	7,203
[7]	St. Louis School District GO	5.000%	4/1/41	10,100	10,856
					250,669
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	10/1/32	2,100	2,096
	Forsyth MT Industrial Revenue	3.875%	7/1/28	1,660	1,684
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,707
[12]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,459
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	639
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	2,820	2,851
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,361
25

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,120	1,118
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,200	1,206
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,245	1,233
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,430
	Montana State Board of Regents College & University Revenue	3.000%	11/15/43	1,020	835
					18,619
Multiple States (0.6%)
[2,5]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,935	4,436
[2,11]	Freddie Mac Multifamily Certificates	4.155%	5/25/41	9,991	9,884
[2,11]	Freddie Mac Multifamily Certificates	4.520%	8/25/41	12,171	12,520
[2,5,11]	Freddie Mac Multifamily Certificates	4.563%	4/25/42	7,497	7,848
[2,11]	Freddie Mac Multifamily Certificates	2.990%	4/25/43	7,942	6,774
[2]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	8,215	7,813
[2]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	6,164	5,551
[2]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.996%	12/25/36	4,784	4,724
[2]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,934	4,052
[2,5,11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/38	9,884	9,049
[2,11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.001%	1/25/40	9,382	9,258
[2,11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.411%	8/25/40	6,963	7,059
[2]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.545%	10/25/40	19,947	20,552
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	4,250	4,236
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.690%	11/1/24	2,300	2,300
					116,056
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	1,000	1,023
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	6,720	7,027
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,311
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,305	40,410
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	2,490	2,626
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	18,440	18,501
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,347
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,032
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,063
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,030
	Gretna Public Schools GO	3.000%	12/15/46	1,000	785
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,777
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,544
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	925	900
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	433
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	380
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	202
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	126
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	101
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,051
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,000	1,032
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	19,660	21,165
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	8,190	8,875
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,250	5,986
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	732
					121,459
Nevada (0.6%)
	Clark County NV GO	5.000%	5/1/48	10,000	10,337
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/42	8,600	8,630
	Clark County School District GO	3.000%	6/15/37	3,500	3,152
	Clark County School District GO	3.000%	6/15/39	3,575	3,127
	Clark County School District GO	3.000%	6/15/41	3,000	2,538
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	200	199
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,478
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	446
	Las Vegas NV GO	4.000%	9/1/32	8,860	8,935
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,285
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	2,952
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	2,040
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,692
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,144
	Las Vegas Valley Water District GO	4.000%	6/1/39	5,035	5,076
	Las Vegas Valley Water District GO	4.000%	6/1/43	8,075	7,983
	Las Vegas Valley Water District GO	4.000%	6/1/44	9,890	9,768
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/41	3,120	3,118
26

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,781
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,339
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,007
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,279
	Washoe County NV School District GO	4.000%	6/1/40	4,000	4,012
	Washoe County NV School District GO	3.000%	6/1/43	7,835	6,658
					112,976
New Hampshire (0.5%)
	Nashua NH GO	3.000%	10/1/40	2,975	2,706
	Nashua NH GO	3.000%	10/1/41	1,485	1,325
	Nashua NH GO	3.000%	10/1/42	2,975	2,604
	Nashua NH GO	3.000%	10/1/43	2,970	2,556
	New Hampshire Business Finance Authority	4.125%	1/20/34	8,053	8,045
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	2,500	2,546
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	1,000	1,038
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,747
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	4,750	4,656
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	7,888	7,492
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	7,980	7,457
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	3,479	3,403
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.035%	10/20/41	8,613	8,269
[5]	New Hampshire Business Finance Authority Miscellaneous Revenue	5.375%	12/15/35	3,500	3,505
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	4,230	4,324
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	507
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	500
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,178
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	9,752
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,186
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	894
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	813
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	713
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,021
					81,237
New Jersey (2.4%)
[7]	Clifton Board of Education GO	2.125%	8/15/43	5,000	3,373
[3]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/46	1,100	1,075
[3]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/60	875	833
	Essex County NJ GO	2.000%	9/1/46	3,900	2,492
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,525
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,841
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,206
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	125
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	179
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	879
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	482
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,522
[7]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/31	1,760	1,821
[7]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/32	1,850	1,866
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,073
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,500	1,674
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,121
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,736
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	351
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,364
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,152
	New Jersey GO	2.000%	6/1/33	15,000	12,201
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	5,923
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,154
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,048
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,435	1,499
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,562
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	304
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	161
27

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	252
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,855	3,890
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	191
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,415	5,745
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,285	2,899
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	6,000	6,508
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	2,610	2,592
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,425	4,581
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	6,570	7,103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,830
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,710
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,010
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,616
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,157
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,470
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,745
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	1,505	1,585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,307
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	1,395	1,407
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,837
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,380	794
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,655
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,642
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	1,023
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	4,009
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/30	1,000	1,067
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	3,745	3,950
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	4,120	4,131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,260	1,357
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,000	7,357
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	4,290	4,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	20,203
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	4,315	4,690
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,284
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,341
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	4,986
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	10,300	9,966
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	3,938
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,145
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,587
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,738
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	5,000	5,561
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/40	9,000	8,923
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,352
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	1,545	1,696
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	8,535	9,287
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	683
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	5,677
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	8,000	4,327
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	1,745	1,054
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	2,530	1,456
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	12,471
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,105
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,381
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,414
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,740	5,977
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,481
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,412
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	6,665	6,358
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,000	1,043
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	1,979
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,250	1,296
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	32,988
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,140	8,163
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	2,250	2,314
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,492
28

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,459
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,442
					426,672
New Mexico (0.5%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,580
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,708
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	3.875%	6/1/29	1,440	1,464
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	430	437
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	1,695	1,724
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,722
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	9,867
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,747
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/48	3,610	3,400
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	12,010	12,140
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	1/1/50	1,360	1,370
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	4,270	4,156
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	38,065	38,325
[7]	University of New Mexico College & University Revenue	5.500%	6/1/53	2,700	2,977
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,532
					90,149
New York (14.7%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	1,055	406
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	1,000	1,020
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,375	2,403
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	3,985	4,052
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	11,500	11,589
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	12,642
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	6,721
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	11,044
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,567
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/41	13,940	13,962
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	8,070	6,456
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,363
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	7,000	7,665
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	2,968
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	19,100	14,991
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	4,010
[2]	Freddie Mac Pool	4.400%	10/1/40	8,900	9,218
[2]	Freddie Mac Pool	4.350%	4/1/41	4,495	4,327
[2]	Freddie Mac Pool	4.350%	4/1/41	4,425	4,259
[7]	Hempstead NY GO	4.000%	4/1/27	6,850	6,870
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,095
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,016
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,106
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,181
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,000	1,100
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	2,000	2,120
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	980	937
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/50	12,500	13,474
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/51	2,500	2,693
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/52	1,200	1,292
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	11,996
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	14,670	15,225
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	3,000	3,124
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	3,230	3,342
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,796
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,474
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,003
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,053
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,165
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,817
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,026
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	5,999
[7]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	3,895	3,838
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	13,745	13,603
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	984
[7]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,802
29

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,085	15,820
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	8,170	8,821
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	3,000	2,924
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,200	5,069
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	12,000	12,592
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	700	753
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,750
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	12,045	11,570
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,900	1,986
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	1,590	1,528
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	10,000	10,623
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	4,675	5,187
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	11,535	11,018
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	14,185	15,333
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,000	3,786
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	13,000	12,303
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	3,500	3,625
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,831
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,365	3,166
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,509
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	19,000	18,222
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	3,000	3,222
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	3,640	3,331
	Nassau County NY GO	4.000%	4/1/51	5,825	5,645
	Nassau County NY GO	4.000%	4/1/54	10,000	9,631
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,345
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,190	3,372
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	5,710	4,110
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,502
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,406
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	4,102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	10,000	10,015
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	715	702
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	3,000	3,012
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	3,000	3,031
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	1,650	1,674
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	1,595	1,608
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	1,710	1,529
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	1,670	1,311
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,847
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,965	2,872
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,669
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	10,000	10,478
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,500	2,597
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,295	1,312
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,000	10,084
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,400	6,685
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,218
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	15,000	13,194
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,605	5,573
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	16,185	16,132
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	15,580	12,769
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,913
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	19,451
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	12,500	12,345
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,489
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	7,500	7,386
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	31,425	34,527
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	7,924
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	17,465	18,297
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,500	3,671
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,750	1,379
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,470	4,675
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,911
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	4,000	3,878
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	11,305	11,902
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	21,360	20,668
30

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	14,600	15,423
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	18,400	19,951
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,581
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,300
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,386
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	10,074
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,500	4,681
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/45	2,410	2,523
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	17,741
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,388
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	16,497
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	10,822
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,061
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,797
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,602
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	27,339
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,099
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	10,000	11,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,500	3,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,250	4,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,774
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	6,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	9,785	9,880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	8,008
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	9,930	10,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	11,825	11,859
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	5,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	6,988
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	7,245	6,307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,400	2,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,979
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,000	1,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	4,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,428
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	700	697
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,000	2,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	3,390	3,472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	8,000	7,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,395	1,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	1,295	1,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	8,000	7,855
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	14,000	14,395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	15,000	16,683
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	6,421
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	2,000	2,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	7,030	7,445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	5,000	4,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	7,855
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/48	5,000	3,288
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,500	4,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	5,000	4,873
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	13,000	10,038
31

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	12,000	11,610
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	5,020	5,626
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,250	1,385
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,250	1,377
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,710	1,892
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	8,000	8,713
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	9,250	10,028
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	5,000	5,430
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	11,000	11,852
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	1,175	1,270
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	3,335	3,583
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	705	776
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/49	1,630	1,751
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	2,290	2,458
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	10,300	11,203
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,419
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,977
[5]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,365	3,365
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,613
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	13,945	11,163
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,700	4,482
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	1,072
[5]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,000	2,001
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	13,230	12,375
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	15,575	14,490
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	16,120	14,852
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,283
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	11,830	9,072
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	17,000	12,557
[3]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	5,000	3,725
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,250	6,279
[3]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	7,000	5,358
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,345	10,723
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,000	1,585
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	2,715	2,813
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,260	2,197
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,300	1,291
	New York NY GO	5.000%	8/1/32	3,000	3,091
	New York NY GO	5.000%	4/1/34	7,000	7,385
	New York NY GO	5.000%	12/1/34	16,310	16,846
	New York NY GO	3.000%	3/1/35	7,000	6,488
	New York NY GO	5.000%	10/1/35	5,020	5,234
	New York NY GO	5.000%	12/1/35	2,100	2,230
	New York NY GO	4.000%	8/1/36	2,635	2,707
	New York NY GO	5.000%	3/1/37	3,070	3,300
	New York NY GO	5.000%	3/1/37	1,175	1,278
	New York NY GO	4.000%	8/1/37	3,000	3,072
	New York NY GO	4.000%	10/1/37	5,840	5,917
	New York NY GO	5.000%	10/1/37	5,000	5,203
	New York NY GO	4.000%	3/1/38	6,950	7,077
	New York NY GO	5.000%	3/1/38	3,305	3,547
	New York NY GO	5.000%	8/1/38	5,430	5,850
	New York NY GO	5.000%	8/1/38	1,000	1,112
	New York NY GO	5.000%	10/1/38	2,045	2,181
	New York NY GO	5.000%	12/1/38	14,545	14,961
	New York NY GO	4.000%	8/1/39	970	979
	New York NY GO	4.000%	8/1/39	7,950	8,039
	New York NY GO	4.000%	3/1/40	2,000	2,008
	New York NY GO	4.000%	3/1/40	7,185	7,226
	New York NY GO	4.000%	8/1/40	11,650	11,614
	New York NY GO	4.000%	8/1/40	1,795	1,802
	New York NY GO	5.000%	8/1/40	1,000	1,102
	New York NY GO	5.250%	10/1/40	2,075	2,307
	New York NY GO	4.000%	3/1/41	14,370	14,382
	New York NY GO	4.000%	4/1/41	12,285	12,296
	New York NY GO	5.000%	8/1/41	2,000	2,191
	New York NY GO	5.250%	10/1/41	2,345	2,594
	New York NY GO	4.000%	4/1/42	3,500	3,481
	New York NY GO	4.000%	4/1/42	16,085	15,998
	New York NY GO	5.000%	8/1/42	1,000	1,090
32

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	4/1/43	11,720	12,168
	New York NY GO	5.000%	8/1/43	3,000	3,257
	New York NY GO	5.000%	12/1/43	1,500	1,568
	New York NY GO	5.500%	5/1/44	2,930	3,251
	New York NY GO	5.000%	8/1/44	6,000	6,491
	New York NY GO	3.500%	4/1/46	3,110	2,727
	New York NY GO	5.000%	9/1/47	6,610	7,131
	New York NY GO	5.000%	9/1/48	5,195	5,590
	New York NY GO	5.000%	4/1/50	10,000	10,715
	New York NY GO	4.000%	9/1/52	11,895	11,425
	New York NY GO	5.250%	3/1/53	9,000	9,794
	New York NY GO	5.250%	4/1/54	8,260	8,989
[8]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	1,000	1,009
[7]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	9,200	9,905
	New York State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	2,575	2,010
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,465	1,598
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/34	1,000	1,095
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/35	1,445	1,579
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/40	500	548
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,508
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,736
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	76
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	1,700	1,701
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,066
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,323
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	11,150	12,904
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,345	13,114
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	9,000	9,380
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	5,040
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	6,500	7,524
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,236
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,181
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,975	2,049
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/35	1,310	1,470
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,515	3,927
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	2,000	2,191
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/40	1,000	1,120
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/41	2,000	2,226
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	1,000	1,087
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/42	1,000	1,104
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/42	1,000	1,081
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/43	1,350	1,485
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/44	1,600	1,754
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	7,330	5,944
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,610
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,000	7,352
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/54	5,660	5,285
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	7,632
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,376
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,985	10,395
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,781
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,638
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	5,000	5,146
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,240	12,273
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	7,101
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,010	4,056
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	4,000	3,506
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,768
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	1,120	1,125
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,322
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	9,720
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,051
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,101
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,575	2,539
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	21,600	21,294
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	2,040	2,234
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	6,000	5,883
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	2,505	2,731
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	2,085	2,264
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	9,000	9,389
33

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	4,650	5,013
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	11,650	11,490
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,931
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	7,863
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	5,000	3,939
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,000	3,902
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	10,000	8,656
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	5,465	5,174
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,348
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	8,000	8,493
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,075	2,057
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,808
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	5,010	5,173
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/33	3,000	3,097
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	7,110	7,584
[7]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.250%	10/1/50	9,200	9,850
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	185	188
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	7,500	7,354
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,317
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,000	6,294
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	3,995
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,227
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,241
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	23,288
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	18,519
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,083
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,630	2,749
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	3,000	3,119
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	2,000	2,069
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/56	10,000	10,708
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	5,000	5,173
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,474
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,137
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	10,000	11,065
[12]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,705
[12]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,376
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,138
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	15,000	15,065
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	6,000	6,014
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	5,190	5,126
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	5,205	5,232
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,350	3,329
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	6,790	6,690
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	1,210	1,326
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,005	1,097
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,560	4,429
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	1,125	859
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	6,860
[7]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,566
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	3,750	3,608
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	3,150	3,069
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,000	9,699
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,827
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	3,425
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,287
[7]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,435	3,800
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,148
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	3,185	3,221
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,048
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	4,575	4,615
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,844
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	4,745	5,093
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	1,000	1,078
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,765	2,956
34

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,555	3,800
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	1,000	1,075
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,160
	Suffolk County NY GO	4.000%	10/15/42	11,880	11,881
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	2,500	2,582
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.750%	12/1/44	3,500	3,627
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,540	1,510
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,496
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,278
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	13,000	13,491
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	5,000	5,185
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	4,000	4,343
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,395	7,663
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	7,880	8,417
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	2,275	2,437
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,056
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	4,415	4,236
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,712
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,170	9,728
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	28,762
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	1,140	1,290
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,160	4,657
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	1,500	1,165
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	1,000	982
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,468
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	17,000	16,659
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	10,000	10,809
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	2,500	2,496
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	8,415	9,119
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,387
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	37,500	40,785
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,760
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,693
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,196
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,000	3,022
[7]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,925	2,031
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,085	2,349
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	4,000	3,660
[7]	Yonkers NY GO	5.000%	3/15/37	1,000	1,112
					2,601,624
North Carolina (1.2%)
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,141
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,867
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/28	1,280	1,349
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/34	1,000	1,006
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/43	3,500	3,849
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/44	1,500	1,644
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/40	570	572
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/41	1,050	1,047
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/43	400	396
	Charlotte NC (Transit Projects) COP	3.000%	6/1/37	1,665	1,508
	Charlotte NC (Transit Projects) COP	3.000%	6/1/38	3,505	3,138
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,485
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/42	3,455	3,786
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	3,934
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,594
	Charlotte NC COP (Transit Projects)	3.000%	6/1/36	1,580	1,456
	Charlotte NC GO	2.000%	6/1/40	1,875	1,403
	Charlotte NC GO	2.000%	6/1/41	1,625	1,190
	Charlotte NC Storm Water Revenue	4.000%	12/1/45	2,000	1,997
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	9,884
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	2,645	2,927
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/54	25,000	27,087
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,600
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,385	3,424
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,491	2,520
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,903
	Macon County NC Appropriations Revenue	4.000%	10/1/44	1,350	1,328
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	436
35

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	700
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	538
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/48	2,450	2,607
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/52	2,500	2,647
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,381
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,527
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,075
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	7/1/40	4,615	3,420
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	955	954
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,555	2,555
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,910	5,239
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/28	525	526
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/28	350	352
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,061
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	750	781
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	1,865	1,799
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/49	750	772
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,893
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,189
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,476
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/54	2,000	2,060
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	7,000	6,725
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/48	3,000	2,646
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,373
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,370
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,087
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,084
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	7,919
[7]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	9,742
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	7,205
	Pender County NC Appropriations Revenue	4.000%	4/1/40	2,240	2,245
	Pender County NC Appropriations Revenue	4.000%	4/1/42	2,240	2,207
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,990
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	12/1/33	3,000	3,016
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,363
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,772
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,670	6,893
	Wilson NC Special Obligation Revenue	4.000%	10/1/41	2,450	2,440
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,544
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,883
					217,527
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	3,340	3,339
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,120	1,049
[7]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	6,220
[7]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,614
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	4,100	4,130
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/54	1,960	2,138
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/54	5,200	5,657
[7]	University of North Dakota COP	4.000%	6/1/51	2,600	2,457
[7]	University of North Dakota COP	2.500%	6/1/54	5,000	3,052
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,173
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,221
					41,050
Ohio (2.6%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,258
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,753
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,557
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,029
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/36	2,560	2,677
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	9,000	9,959
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39	5,500	6,068
	Athens City School District GO	3.250%	12/1/48	2,775	2,266
	Beachwood City School District GO	5.000%	12/1/48	7,650	8,033
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,159
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,058
[3]	Brunswick City School District GO	5.250%	12/1/53	4,200	4,475
[3]	Brunswick City School District GO	5.500%	12/1/60	4,305	4,648
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,059
36

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,449
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	18,130	13,475
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	20,715	18,560
	Cleveland OH GO	5.000%	12/1/51	2,000	2,127
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	439
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	687
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	533
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	460
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	728
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	7,500	7,347
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	3,512
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	3,691
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	2,500	2,670
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	2,500	2,643
	Columbus City School District GO	5.000%	12/1/42	8,000	8,221
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,021
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	9,954
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	8,000	8,150
	Franklin City School District GO	3.000%	11/1/57	5,205	3,810
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	2,250	2,196
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,274
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,525	11,621
[2]	Freddie Mac Pool	3.700%	9/1/38	1,622	1,528
[2]	Freddie Mac Pool	3.350%	10/1/38	5,000	4,713
[2]	Freddie Mac Pool	3.450%	7/1/40	9,929	9,168
[2]	Freddie Mac Pool	3.900%	7/1/40	5,777	5,612
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,743
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	933
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	926
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	1,140	944
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	540
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	324
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,698
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,077
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,569
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	861
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,849
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	2,962
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,139
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,058
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,612
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,245	1,161
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,750	5,756
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,358
	Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,214
	Kings Local School District GO	5.500%	12/1/62	8,990	9,800
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,757
[9]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	1,785	1,899
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	15,160	15,271
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	982
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	750
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,500	1,566
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	176
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	398
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	185
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	201
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	7,009
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,540	1,120
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,000	4,750
	North Ridgeville City School District GO	5.500%	12/1/57	3,090	3,282
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,304
	Ohio GO	5.000%	3/1/39	10,000	10,353
	Ohio GO	3.000%	6/15/39	2,500	2,202
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	988
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,455	1,434
37

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,400
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	5,000	5,132
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,447
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,484
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	2,500	1,887
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	3,000	3,183
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	2,000	1,762
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	3,625	3,117
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	3,160	3,166
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/39	1,840	1,815
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,464
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	10,475	10,349
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,900	5,379
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,275	4,724
[9]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	7,675	8,499
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	1,550	1,528
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	6,335	6,948
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,194
	Ohio State University College & University Revenue	4.000%	12/1/39	4,270	4,348
	Ohio State University College & University Revenue	4.000%	12/1/41	1,175	1,184
	Ohio State University College & University Revenue	3.000%	12/1/44	3,750	3,088
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	7,793
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	20,107
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/43	1,385	1,435
	Ohio University College & University Revenue	5.250%	12/1/54	1,445	1,582
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,708
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,000	1,077
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	12,265	12,947
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,495	2,588
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/53	1,100	1,181
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/58	1,615	1,763
	Union County OH GO	5.000%	12/1/47	2,500	2,562
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,045
	Wickliffe City School District GO	3.250%	12/1/56	10,355	7,692
	Worthington City School District GO	5.000%	12/1/48	5,000	5,364
	Worthington City School District GO	5.500%	12/1/54	4,000	4,427
					466,108
Oklahoma (0.6%)
[3]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/38	1,700	1,881
[3]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/41	1,000	1,088
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	3,718
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,067
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/64	8,000	8,746
[3]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/42	1,500	1,622
[3]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/43	2,500	2,693
	Oklahoma County Finance Authority Revenue	5.875%	12/1/47	3,000	2,329
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,870	10,006
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	5,525	5,635
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	2,515	2,839
[7]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,030
[7]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	667
[7]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	972
[7]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	601
[7]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	503
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	378
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	791
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	424
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	418
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,020
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	31,695	34,765
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/43	2,195	2,364
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	797
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/48	5,080	4,972
38

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	12,699
					109,025
Oregon (1.5%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,436
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,650
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,001
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	606
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	996
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	418
	Forest Grove OR College & University Revenue	4.000%	5/1/39	1,495	1,361
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/43	1,935	2,024
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/44	1,840	1,921
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	806
[7]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,786
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,750	7,173
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,120
	Multnomah County School District No. 40 GO	5.500%	6/15/53	13,715	15,197
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,139
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	7,500	7,596
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,055
	Oregon GO	5.000%	6/1/33	390	413
	Oregon GO	5.000%	6/1/34	500	531
	Oregon GO	5.000%	6/1/35	500	528
	Oregon GO	5.000%	5/1/36	1,000	1,054
	Oregon GO	5.000%	6/1/36	685	723
	Oregon GO	5.000%	5/1/37	700	737
	Oregon GO	5.000%	6/1/37	1,560	1,644
	Oregon GO	5.000%	5/1/38	650	683
	Oregon GO	5.000%	6/1/41	1,910	2,127
	Oregon GO	2.600%	12/1/42	1,455	1,088
	Oregon GO	5.250%	6/1/44	2,680	3,031
	Oregon GO	5.000%	12/1/52	2,670	2,765
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,535
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,172
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,558
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,721
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,650	2,673
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,120	3,142
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.250%	7/1/41	2,000	1,463
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	1,870	1,885
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	3,300	2,771
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,374
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,629
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,436
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,668
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,183
[9]	Oregon State University College & University Revenue	5.000%	4/1/45	6,000	6,351
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,323
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,025
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,405	1,156
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	9,624
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,812
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,342
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,494
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,591
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,324
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	1,000	969
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/44	1,645	1,703
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	7,882
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,479
	Tualatin Valley Water District Water Revenue	5.000%	6/1/53	9,605	10,272
	Tualatin Valley Water District Water Revenue	5.000%	6/1/54	10,000	10,696
	University of Oregon College & University Revenue	5.000%	4/1/50	31,425	32,773
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	28,370	24,335
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,442
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,860
					263,272
39

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania (4.7%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	5,960	6,184
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,950	4,867
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,340
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	3,990	4,042
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	300	300
	Allegheny County PA GO	5.000%	11/1/28	5,475	5,669
	Allegheny County PA GO	5.000%	12/1/54	1,445	1,535
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/49	815	867
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,401
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,625	5,812
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,500	1,522
[3]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,119
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,539
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,500	1,214
[7]	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/53	6,500	4,961
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,210
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	13,000	11,993
[7]	Central Valley School District GO	3.000%	6/1/40	2,415	2,086
[7]	Central Valley School District GO	3.000%	6/1/44	2,305	1,889
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	15,210	15,302
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,554
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,806
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,000	1,019
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,461
[3]	Coatesville School District GO	0.000%	10/1/38	2,100	1,101
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,029
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	16
[7]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,597
[7]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,097
[7]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,217
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	10,000	10,116
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	15,000	14,856
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,892
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	1,968
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,000	6,711
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,873
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,369
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	3,006
[5]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	1,000	1,091
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,970	1,853
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,135	2,190
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	4,295
[7]	Ellwood City Area School District GO	4.000%	11/15/40	810	798
[3]	Fairview School District GO	3.000%	9/15/39	1,000	873
[3]	Fairview School District GO	3.000%	9/15/40	1,000	854
[3]	Fairview School District GO	3.000%	9/15/41	1,000	857
[2]	Freddie Mac Pool	3.300%	8/1/39	4,965	4,567
[3]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,297
[3]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	852
[3]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,196
[3]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	2,035
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,734
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	6,000	6,201
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	2,900	2,991
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	2,000	2,155
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,133
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	3,041
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	942
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	8,485	8,739
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,024
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,324
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	12,050	11,214
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,102
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,027
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,298
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,376
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,495
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,158
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	4,585	4,723
40

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	1,765	1,639
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	25,330	25,963
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,573
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,704
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,016
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,634
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	4,289
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	3,426
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	12,000	11,234
[7]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/38	805	859
[7]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/39	500	530
[7]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/40	1,000	1,056
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,013
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	764
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,416
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,679
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,543
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	452
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	6,375	6,244
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,930
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,134
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	840	801
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	545	518
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	1,500	1,409
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	7,250	6,754
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,770
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,565
[7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,726
[9]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	11/1/42	4,255	4,063
[7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,208
[9,10]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.250%	11/1/51	3,600	3,489
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,012
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,168
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,614
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,187
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,098
[9]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/54	3,790	3,657
[9]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,135	3,253
[9]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	2,970	3,234
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	12,020	11,804
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,635	2,732
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	2,885	3,055
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	5,090	5,550
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	5,385	5,859
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	4,735	5,237
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,014
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,043
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,136
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	3,972
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	1,530	1,602
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	5,000	5,476
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	7,786
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,046
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	8,000	8,219
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,172
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,785
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,095
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,623
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,125	1,259
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,245
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,577
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,911
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,131
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	15,052
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,761
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,336
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,259
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,985	3,173
41

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,557
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,005	4,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,135	3,454
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,837
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,714
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,231
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,225	2,441
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/42	1,500	1,655
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,941
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,250	2,461
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	4,500	4,922
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,613
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,000	4,365
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,455	2,458
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,390
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	6,225
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,580	4,405
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	1,010	1,078
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,125
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,308
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,230	1,341
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	10,533
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	4,098
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,084
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,536
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,319
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,250	6,481
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	943
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,305
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,159
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,195
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,764
[7]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,632
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,658
[7]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,510
[7]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,124
[7]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,628
[7]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,272
[7]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,187
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/50	1,700	1,684
	Philadelphia IDA College & University Revenue	5.000%	11/1/34	5,250	5,532
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,240
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	1,200	1,107
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,715	3,990
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	12,010	12,960
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	4,948
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,772
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	20,000	19,131
[3]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,720
	Philadelphia PA GO	5.000%	8/1/29	5,745	5,807
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,050	1,108
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,400	4,845
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,271
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,271
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	4,905	5,378
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,264
[7]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,161
[7]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,112
[7]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	4,917
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,318
[3]	School District of Philadelphia GO	5.000%	9/1/25	5,500	5,575
	School District of Philadelphia GO	5.250%	9/1/37	1,955	2,201
	School District of Philadelphia GO	5.250%	9/1/37	1,100	1,239
	School District of Philadelphia GO	4.000%	9/1/38	5,000	5,018
	School District of Philadelphia GO	5.250%	9/1/38	580	652
	School District of Philadelphia GO	5.250%	9/1/38	1,000	1,124
	School District of Philadelphia GO	5.250%	9/1/41	14,100	15,686
	School District of Philadelphia GO	5.250%	9/1/41	2,410	2,681
	School District of Philadelphia GO	5.250%	9/1/43	7,600	8,341
	School District of Philadelphia GO	4.000%	9/1/46	5,000	4,772
42

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spring Township PA GO	3.000%	11/15/33	1,020	953
	Spring Township PA GO	3.000%	11/15/34	1,050	969
	Spring Township PA GO	3.000%	11/15/35	1,085	997
	Spring Township PA GO	3.000%	11/15/36	1,115	1,017
[7]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,724
[7]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	815
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,500	1,321
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,692
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,458
	York County PA GO	4.000%	3/1/35	3,000	3,044
					824,706
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,836	1,856
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,158	8,490
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	28,246	30,385
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	27,378	30,181
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	20,239	13,813
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	37,346	36,793
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	7,496	7,351
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	2,210	2,144
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,680	2,528
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	3,430	3,198
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,065	1,109
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,250	1,312
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	8,000	8,441
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,935	3,092
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,760	10,323
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	8,120	8,518
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,710	1,805
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,310	3,186
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,785	1,703
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,665	2,533
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	177
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	228
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	125
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	36
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,313	3,885
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,299	9,413
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	832
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	3,080	2,351
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	5,272	3,677
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	70,474	69,733
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	9,502	9,413
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,919	1,901
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	2,750	2,726
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	5,535	5,546
					289,051
Rhode Island (0.2%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	716
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	875
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	898
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	938
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,442
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	280	300
43

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	500	533
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	550	584
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	580	613
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/49	3,670	3,905
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/54	3,000	3,170
Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.250%	5/15/49	3,250	3,566
Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	4.125%	5/15/54	5,000	4,831
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,610
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/45	1,725	1,729
				30,710
South Carolina (1.6%)
Charleston County SC GO	4.000%	11/1/30	5,715	5,832
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	738
Dorchester County SC Special Assessment Revenue	5.250%	10/1/43	1,590	1,564
Dorchester County SC Special Assessment Revenue	5.500%	10/1/51	2,115	2,083
Dorchester County SC Waterworks & Sewer System Revenue	4.000%	10/1/42	250	249
Dorchester County SC Waterworks & Sewer System Revenue	4.000%	10/1/43	250	248
Dorchester County SC Waterworks & Sewer System Revenue	4.000%	10/1/44	300	295
Dorchester County SC Waterworks & Sewer System Revenue	5.000%	10/1/54	2,670	2,884
Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,175
Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	836
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,766
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/38	1,250	1,348
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/40	1,330	1,423
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,000	1,066
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/43	1,500	1,591
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,067
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,576
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,185
North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,115
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	13,010	14,071
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	1,625	1,757
Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	2,250	2,142
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,282
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/41	1,310	1,432
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/42	1,250	1,360
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,000	960
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/44	1,500	1,440
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/49	4,250	4,033
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/54	4,000	4,240
Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/59	10,430	10,113
Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	4.000%	6/1/41	1,365	1,355
South Carolina Housing Finance And Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/45	1,000	1,017
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,082
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	3,235	3,223
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,595	3,538
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/43	2,500	2,474
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	5,415	6,005
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	4,320	4,776
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,400
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	7,607
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/48	2,560	2,838
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/49	3,050	3,375
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	5,000	5,373
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	9,935	10,928
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/47	12,600	12,747
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	19,425	18,561
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,166
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,912
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,695
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	3,005
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,303
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,475
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,927
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	11,201
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	1,450	1,557
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	3,075	3,272
44

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	5,645	5,961
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	9,450	10,138
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,415
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,769
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,050	3,014
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/52	7,355	7,407
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,172
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/40	1,545	1,602
	Spartanburg County School District No. 5 GO	4.000%	3/1/44	2,080	2,066
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,206
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,745
	University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	1,954
	University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,131
	University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,230
	University of South Carolina College & University Revenue	5.000%	5/1/34	865	897
	University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,318
					281,708
South Dakota (0.2%)
	Clay County SD GO	5.000%	12/1/52	1,945	2,026
	Lincoln County SD College & University Revenue	4.000%	8/1/51	2,775	2,310
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,754
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	2,890	2,843
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,725	14,900
					31,833
Tennessee (1.3%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,610
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	993
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	982
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	2,120	2,024
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	2,000	2,040
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/49	5,000	5,367
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/49	2,345	2,497
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/54	2,300	2,479
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,450	2,460
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,030	4,177
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,250	1,329
	Knox County TN GO	3.000%	6/1/40	3,730	3,236
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,312
[12]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,520
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/54	1,600	1,711
	Memphis TN Sanitary Sewer Revenue Revenue	5.000%	10/1/45	1,040	1,106
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/40	725	783
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/41	1,000	1,076
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/42	1,315	1,410
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project) PUT	5.000%	10/1/31	640	653
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project) PUT	5.000%	10/1/32	670	683
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project) PUT	5.000%	10/1/33	705	717
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project) PUT	5.000%	10/1/34	745	757
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project) PUT	5.000%	10/1/35	780	792
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,153
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca University Project)	4.000%	10/1/51	2,120	1,794
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/41	2,000	2,226
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	1,935	1,992
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/44	2,000	2,197
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.250%	5/15/49	6,650	7,351
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,448
45

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	4,555	4,593
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	2,475	2,469
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/43	15,000	14,863
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	1,415	1,459
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	3,745	3,861
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,445
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,812
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,474
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/39	14,580	15,730
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	2,440	2,590
	Shelby County TN GO	3.125%	4/1/33	1,465	1,433
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	10,225	10,310
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	12/1/29	21,730	23,099
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	2,500	2,704
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,207
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	20,373
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	16,990	17,666
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	9,325	9,356
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,363
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,930	2,929
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,695	5,002
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.750%	1/1/50	2,210	2,208
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,695	4,614
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/42	4,640	4,771
	Washington County TN GO	4.000%	6/1/29	3,260	3,297
	Williamson County TN GO	3.000%	4/1/36	3,275	3,058
					233,561
Texas (11.5%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,876
[16]	Alvarado TX Independent School District GO	5.000%	2/15/47	7,000	7,441
[16]	Angleton Independent School District GO	4.000%	2/15/43	4,940	4,898
	Anna TX GO	4.250%	2/15/47	1,100	1,094
[16]	Argyle Independent School District GO	4.000%	8/15/53	1,000	962
	Arlington TX GO	4.000%	8/15/38	3,790	3,866
	Arlington TX GO	4.000%	8/15/43	3,790	3,723
	Arlington TX GO	4.000%	8/15/44	3,790	3,688
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,576
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,564
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,208
[16]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	2,153
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/43	1,150	1,137
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,358
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	656
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,016
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	492
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	819
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	557
[16]	Austin Independent School District GO	5.000%	8/1/32	5,370	5,728
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	1,760	1,845
	Austin TX GO	5.000%	9/1/38	2,000	2,160
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	5,360	5,663
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	6,720	7,078
[16]	Barbers Hill Independent School District GO	5.000%	2/15/42	1,200	1,329
[16]	Belton Independent School District GO	4.000%	2/15/40	645	650
[16]	Belton Independent School District GO	4.000%	2/15/41	1,000	1,004
	Bexar County TX GO	5.000%	6/15/49	2,955	3,157
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,927
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	1,980	2,297
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	1,000	1,090
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/49	22,740	26,063
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	8,250	9,445
[16]	Bonham Independent School District GO	4.000%	2/15/46	6,325	6,141
[16]	Bonham Independent School District GO	4.000%	2/15/53	2,500	2,407
[16]	Brownwood Independent School District GO	5.000%	2/15/38	1,300	1,427
[16]	Brownwood Independent School District GO	5.000%	2/15/39	2,100	2,290
[16]	Bullard Independent School District GO	4.000%	2/15/40	1,125	1,133
[16]	Bullard Independent School District GO	4.000%	2/15/42	1,240	1,235
46

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Bullard Independent School District GO	5.000%	2/15/47	4,450	4,739
[16]	Burleson Independent School District GO	4.000%	8/1/35	2,000	2,013
[16]	Burleson Independent School District GO	4.000%	8/1/36	2,000	2,010
[16]	Calallen Independent School District GO	5.000%	2/15/42	500	544
[16]	Calallen Independent School District GO	5.000%	2/15/48	3,000	3,203
[16]	Calallen Independent School District GO	5.000%	2/15/53	1,000	1,059
[16]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	2,215	2,430
[16]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/42	1,900	2,073
[16]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/43	4,095	4,447
[16]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/44	2,500	2,705
[16]	Castleberry Independent School District GO	5.000%	2/15/54	2,750	2,926
[16]	Celina Independent School District GO	5.000%	2/15/40	1,055	1,165
[16]	Celina Independent School District GO	5.000%	2/15/41	1,100	1,209
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,345	1,359
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,191
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,874
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,863
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	4,750	4,930
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,946
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	7,542
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,067
[14]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,930
[14]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	13,131
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	4,940	4,941
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	7,000	7,793
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	1,395	1,514
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	1,100	1,188
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	1,740	1,858
[14]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	44
	Chambers County TX GO	4.000%	3/1/47	1,080	1,046
[16]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,030
[16]	Comal Independent School District GO	3.000%	2/1/41	3,720	3,214
[16]	Community TX Independent School District GO	5.000%	2/15/53	7,500	7,944
[16]	Conroe Independent School District GO	5.000%	2/15/49	12,500	13,511
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	632
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,474
[16]	Crowley Independent School District GO	5.250%	2/1/53	10,000	10,770
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	893
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/45	4,920	5,168
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	16,475	17,352
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,291
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,612
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,131
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	3,000	3,290
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,035	3,313
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	3,825	4,158
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/48	17,500	19,235
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/41	1,275	1,276
[16]	Dallas Independent School District GO	5.000%	2/15/42	7,250	7,942
[16]	Dallas Independent School District GO	5.000%	2/15/43	5,000	5,450
[16]	Dallas Independent School District GO	5.000%	2/15/44	3,250	3,530
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,317
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,277
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	4,360	4,345
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	5,000	4,949
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/42	4,455	4,393
[16]	Deer Park Independent School District GO	5.000%	8/15/47	5,000	5,351
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,694
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,557
[16]	Denison Independent School District GO	4.000%	8/1/53	11,000	10,546
[16,17]	Denton Independent School District GO	5.000%	8/15/53	47,850	50,811
	Denton TX GO	4.000%	2/15/42	1,410	1,375
	Denton TX GO	4.000%	2/15/44	1,770	1,710
	Denton TX GO	4.000%	2/15/46	5,840	5,623
	Denton TX GO	4.000%	2/15/49	7,835	7,482
[16]	Dripping Springs TX Independent School District GO	5.000%	2/15/39	550	609
[16]	Dripping Springs TX Independent School District GO	5.000%	2/15/40	850	936
[16]	Dripping Springs TX Independent School District GO	5.000%	2/15/41	650	713
[16]	Dripping Springs TX Independent School District GO	5.000%	2/15/42	1,000	1,090
[16]	Dripping Springs TX Independent School District GO	5.000%	2/15/43	1,145	1,242
47

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	East Central Independent School District GO	4.000%	8/15/54	2,295	2,181
[16]	Ector County Independent School District GO	5.000%	8/15/44	4,385	4,728
[7]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,179
[10]	El Paso County Hospital District GO	5.000%	8/15/40	1,000	1,083
[10]	El Paso County Hospital District GO	5.000%	8/15/43	1,980	2,117
[16]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,518
	El Paso TX GO	3.000%	8/15/39	1,270	1,112
	El Paso TX GO	4.000%	8/15/39	1,370	1,383
	El Paso TX GO	3.000%	8/15/40	840	723
	El Paso TX GO	3.000%	8/15/40	1,000	861
	El Paso TX GO	3.000%	8/15/40	1,375	1,186
	El Paso TX GO	4.000%	8/15/40	635	637
	El Paso TX GO	3.000%	8/15/41	905	762
	El Paso TX GO	3.000%	8/15/41	1,200	1,011
	El Paso TX GO	3.000%	8/15/41	1,500	1,264
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,165
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,755
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	10,000	10,542
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/52	10,000	10,521
[16]	Forney Independent School District GO	3.000%	2/15/37	2,000	1,836
	Forney Independent School District GO	0.000%	8/15/39	1,000	526
[3]	Forney Independent School District GO	0.000%	8/15/39	1,000	526
[3]	Forney Independent School District GO	0.000%	8/15/40	1,000	497
[16]	Forney Independent School District GO	5.000%	8/15/40	865	944
[16]	Forney Independent School District GO	4.000%	8/15/41	1,040	1,042
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,851
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	1,970
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,152
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	3,715	2,813
	Fort Worth TX GO	5.000%	3/1/28	2,000	2,051
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,367
[2]	Freddie Mac Pool	3.550%	1/1/40	5,000	4,730
[16]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,655
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/38	1,300	1,408
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/40	550	602
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/42	750	813
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/44	680	732
[16]	Garland Independent School District GO	4.000%	2/15/41	1,235	1,235
[7]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/48	1,450	1,450
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/51	1,015	927
	Garland TX GO	5.000%	2/15/40	1,215	1,318
[16]	Georgetown Independent School District GO	5.000%	2/15/54	9,765	10,437
[3]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/48	960	1,030
[3]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/53	1,525	1,635
[16]	Goliad Independent School District GO	5.000%	2/15/38	2,150	2,360
[16]	Goliad Independent School District GO	5.000%	2/15/39	2,270	2,476
[16]	Goliad Independent School District GO	5.000%	2/15/41	2,490	2,693
[16]	Goliad Independent School District GO	5.000%	2/15/42	2,360	2,543
[16]	Goliad Independent School District GO	5.000%	2/15/43	2,735	2,942
[16]	Goliad Independent School District GO	4.000%	2/15/48	4,505	4,328
[16]	Goliad Independent School District GO	4.000%	2/15/53	11,315	10,788
[16]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/41	1,450	1,574
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/35	21,500	23,205
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/36	8,585	9,241
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/39	1,500	1,501
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	4,160	4,402
[16]	Granger Independent School District GO	5.000%	2/15/52	6,575	6,844
[16]	Greenwood Independent School District GO	4.000%	2/15/41	9,550	9,528
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,500	2,698
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	2,007
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	14,335	14,419
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,000	1,041
[3]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/41	2,895	2,811
[3]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/43	1,000	962
	Harris County TX Highway Revenue	5.000%	8/15/30	665	686
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/37	2,520	2,545
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/38	1,000	1,006
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/39	1,500	1,503
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/41	5,000	4,916
48

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	5,500	5,196
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/54	5,000	5,434
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,153
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,466
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,792
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	1,022
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,270
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/40	1,650	1,653
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,195	2,158
	Hays County TX GO	4.000%	2/15/31	2,265	2,278
	Hays County TX GO	4.000%	2/15/32	3,135	3,183
	Hays County TX GO	4.000%	2/15/32	3,820	3,837
	Hays County TX GO	4.000%	2/15/33	865	877
	Hays County TX GO	4.000%	2/15/33	3,320	3,365
	Hays County TX GO	5.000%	2/15/42	4,000	4,087
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,070
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,066
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,040
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,370	2,277
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,874
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	951
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,405	1,327
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	981
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,000	1,943
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	2,750	2,654
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	920
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/53	5,000	1,108
[16]	Highland Park Independent School District/Potter County GO	5.250%	2/15/40	2,190	2,442
[7]	Horizon Regional Municipal Utility District GO	4.125%	2/1/48	375	362
[7]	Horizon Regional Municipal Utility District GO	4.125%	2/1/49	5,610	5,387
[7]	Horizon Regional Municipal Utility District GO	4.125%	2/1/50	4,785	4,611
[7]	Horizon Regional Municipal Utility District GO	4.125%	2/1/51	3,315	3,163
	Houston Community College System GO	4.000%	2/15/36	8,500	8,556
	Houston Higher Education Finance Corp. College & University Revenue (Houston Baptist University Project)	4.000%	10/1/51	1,700	1,412
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	1,250	1,303
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,341
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,098
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,192
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/45	2,335	2,457
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,792
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/54	7,200	7,824
	Houston TX GO	5.000%	3/1/27	1,250	1,280
	Houston TX GO	4.000%	3/1/34	590	604
	Houston TX GO	3.000%	3/1/36	1,030	931
	Houston TX GO	5.250%	3/1/42	1,925	2,117
	Houston TX GO	5.000%	3/1/43	6,960	7,538
[16]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,307
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/33	1,125	1,161
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/47	1,800	1,447
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	5,725	5,786
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	6,430	6,469
[16]	Hutto Independent School District GO	5.000%	8/1/48	1,215	1,306
[16]	Hutto Independent School District GO	5.000%	8/1/53	1,405	1,498
[16]	Jarrell Independent School District GO	5.000%	2/15/53	10,000	10,530
[16]	Katy Independent School District GO	3.000%	2/15/33	3,000	2,835
[16]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,531
[16]	Katy Independent School District GO	3.000%	2/15/35	7,185	6,617
[16]	Katy Independent School District GO	5.000%	2/15/38	965	1,056
[16]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,224
[16]	Katy Independent School District GO	5.000%	2/15/48	5,280	5,641
[16]	Krum Independent School District GO	5.000%	8/15/40	3,265	3,600
[16]	Krum Independent School District GO	5.000%	8/15/41	3,430	3,765
[16]	Krum Independent School District GO	5.000%	8/15/42	3,600	3,930
[16]	Krum Independent School District GO	5.000%	8/15/43	3,580	3,877
	Laguna-Madre Water District GO	4.000%	3/1/52	4,670	4,453
[16]	Lake Travis Independent School District GO	4.000%	2/15/33	765	773
[16]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,025
[16]	Lake Travis Independent School District GO, Prere.	4.000%	2/15/27	235	240
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,020
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	4,000	4,005
49

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	6,842
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/54	6,500	6,263
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,955	11,594
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,731
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/54	5,335	4,934
[16]	Leander Independent School District GO	4.000%	2/15/39	2,500	2,525
[16]	Leander Independent School District GO	4.000%	2/15/40	2,500	2,511
[16]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,089
[16]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,468
[16]	Leander Independent School District GO	5.000%	8/15/47	10,495	11,143
[3]	Leander Independent School District GO	4.000%	2/15/49	2,255	2,121
[3]	Leander Independent School District GO	4.125%	2/15/53	1,340	1,263
[16]	Lewisville Independent School District GO	5.000%	8/15/44	4,000	4,356
[16]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,414
[16]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,599
[16]	Liberty Hill Independent School District GO	5.000%	2/1/54	4,800	5,091
[16]	Little Elm Independent School District GO	4.000%	8/15/54	5,000	4,776
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,118
	Lone Star College System GO	4.000%	2/15/29	1,150	1,151
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	1,250	1,399
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,433
[7]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,682
[7]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,789
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/43	1,020	1,091
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/45	1,000	1,061
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	2,810	2,917
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,500	1,589
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,000	1,071
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,040	1,100
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	3,000	3,207
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,393
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,400	1,531
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,583
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	2,000	2,133
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,635
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,500	1,578
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,720	2,888
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	9,106
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	1,000	1,048
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	3,000	3,171
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	3,920	4,130
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	1,500	1,560
[10]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/49	10,000	10,647
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	8,020	8,623
[10]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	15,000	15,897
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/43	3,930	4,045
	Lubbock TX GO	4.000%	2/15/30	1,250	1,260
[16]	Mabank Independent School District GO	5.000%	8/15/43	2,530	2,744
[16]	Mansfield Independent School District GO	4.000%	2/15/54	5,400	5,174
[16]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,023
	McKinney TX GO	5.000%	8/15/41	2,140	2,340
	McKinney TX GO	5.000%	8/15/42	2,345	2,554
	McKinney TX GO	4.000%	8/15/43	1,615	1,595
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	720
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	698
[16]	Medina Valley Independent School District GO	4.000%	2/15/53	14,750	14,179
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,500	3,450
[16]	Midland Independent School District GO	4.000%	2/15/40	1,595	1,610
[16]	Midland Independent School District GO	4.000%	2/15/41	1,725	1,732
[16]	Midland Independent School District GO	5.000%	2/15/50	5,155	5,332
[16]	Midland Independent School District GO	4.000%	2/15/54	7,800	7,525
	Midland TX GO	4.000%	2/15/39	5,000	5,068
[16]	Midlothian Independent School District GO	3.000%	2/15/45	6,220	5,090
	Missouri City TX GO	4.000%	6/15/32	1,125	1,135
[16]	Needville Independent School District GO	4.000%	8/15/49	4,770	4,640
[16]	Needville Independent School District GO	4.000%	8/15/54	7,640	7,298
[16]	New Braunfels Independent School District GO	4.000%	2/1/52	4,000	3,866
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	9,955	9,300
[16]	New Caney Independent School District GO	5.000%	2/15/37	625	700
[16]	New Caney Independent School District GO	5.000%	2/15/38	750	836
50

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	2,000	1,994
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,588
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,693
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,125	2,125
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,725
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,551
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,448
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	4.000%	11/1/49	4,050	3,664
[7]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,705
[7]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,010
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/37	2,590	1,919
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	4.000%	6/1/45	3,525	3,410
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	4.000%	6/1/46	2,975	2,861
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,125	4,173
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,000	7,074
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	410	458
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	375	418
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	730	810
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	8,715
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	13,335	13,708
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	5,000	4,203
[16]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,104
[16]	Northside Independent School District GO	5.000%	8/1/40	1,000	1,097
[16]	Northwest Independent School District GO	5.000%	2/15/40	1,890	2,077
[16]	Northwest Independent School District GO	5.000%	2/15/41	2,740	2,997
[16]	Northwest Independent School District GO	4.000%	2/15/42	6,135	6,093
[16]	Northwest Independent School District GO	4.000%	2/15/43	6,525	6,456
[16]	Northwest Independent School District GO	5.000%	2/15/48	4,560	4,851
[16]	Pampa Independent School District GO	5.000%	8/15/49	3,545	3,791
[16]	Paradise Independent School District GO	4.000%	8/15/38	1,380	1,405
	Pasadena TX GO	4.000%	2/15/32	1,500	1,501
[16]	Pearland Independent School District GO	5.000%	2/15/42	3,000	3,144
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,000	1,055
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,053
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/35	10,000	11,575
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,155	3,489
	Pflugerville Independent School District GO	4.000%	2/15/44	12,445	12,084
	Pflugerville Independent School District GO	4.000%	2/15/45	5,000	4,826
	Pflugerville Independent School District GO	5.000%	2/15/48	12,880	13,377
	Plano TX GO	4.000%	9/1/44	5,645	5,581
[16]	Ponder Independent School District GO	4.000%	2/15/37	1,935	1,968
[16]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,014
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,173
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	9,425	9,977
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/51	5,000	5,241
[16]	Prosper Independent School District GO	5.000%	2/15/44	5,475	5,674
[16]	Prosper Independent School District GO	4.000%	2/15/53	10,500	10,195
[16]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,010	1,019
[16]	Quinlan Independent School District GO	5.000%	8/15/39	590	656
[16]	Quinlan Independent School District GO	5.000%	8/15/40	725	802
[16]	Richardson Independent School District GO	3.000%	2/15/36	1,000	934
[16]	Rockwall Independent School District GO	4.000%	2/15/53	28,435	27,335
[7]	Royse City TX GO	4.000%	8/15/40	2,630	2,658
[16]	Royse City TX Independent School District GO	5.000%	2/15/54	3,205	3,413
[16]	Salado Independent School GO	5.000%	2/15/40	3,265	3,601
[16]	Salado Independent School GO	5.000%	2/15/41	3,330	3,652
[16]	Salado Independent School GO	5.000%	2/15/42	3,705	4,034
[16]	Salado Independent School GO	5.000%	2/15/43	1,865	2,023
[16]	Salado Independent School GO	5.000%	2/15/44	1,400	1,515
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/43	1,465	1,448
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	2,575	2,545
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/43	2,030	2,001
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,500	2,505
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	2,185	2,461
51

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,298
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,887
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,500	2,755
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,326
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,127
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/42	3,890	3,875
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	3,270	3,234
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	8,900	9,303
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	12,795	13,749
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	15,000	16,435
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,565	2,565
	San Antonio TX GO	4.000%	8/1/35	1,190	1,223
	San Antonio TX GO	4.000%	2/1/39	6,005	6,057
	San Antonio TX GO	4.000%	2/1/40	3,280	3,295
	San Antonio TX GO	4.000%	2/1/41	3,300	3,297
	San Antonio TX GO	4.000%	2/1/42	2,500	2,474
	San Antonio TX GO	4.000%	2/1/43	2,500	2,461
[16]	San Antonio TX Independent School District GO	4.000%	8/15/37	1,975	2,006
[16]	San Antonio TX Independent School District GO	5.000%	8/15/39	3,500	3,863
[16]	San Antonio TX Independent School District GO	5.000%	8/15/52	4,900	5,191
	San Antonio Water System Water Revenue	4.000%	5/15/39	3,385	3,422
	San Antonio Water System Water Revenue	4.000%	5/15/41	1,305	1,306
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,872
	San Antonio Water System Water Revenue	5.000%	5/15/48	2,365	2,436
	San Antonio Water System Water Revenue	4.000%	5/15/51	2,000	1,933
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	3,951
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,149
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,042
[16]	San Marcos Consolidated Independent School District GO	5.000%	8/15/42	3,825	4,176
[16]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	4,490	4,926
[3]	Sands Consolidated Independent School District GO	4.000%	2/15/48	2,450	2,336
[16]	Sherman TX Independent School District GO	5.000%	2/15/42	4,180	4,548
[16]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/48	2,000	2,137
[16]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,810	1,740
	South Manvel Development Authority Tax Allocation Revenue	5.000%	4/1/43	500	483
	South Manvel Development Authority Tax Allocation Revenue	5.250%	4/1/50	1,000	981
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/38	1,000	1,120
[16]	Southwest Independent School District GO	3.000%	2/1/40	2,395	2,127
[16]	Spring Branch Independent School District GO	4.000%	2/1/41	3,150	3,151
	Spring Independent School District GO	4.000%	8/15/41	5,000	4,965
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	2,000	1,999
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,599
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,784
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,150
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,256
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	9,680	9,259
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	2,000	2,093
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	4,246
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/43	1,750	1,740
	Taylor TX GO	4.125%	8/15/49	1,515	1,464
	Taylor TX GO	4.125%	8/15/50	1,615	1,557
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	6,688
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,802
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,539
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	510	524
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	150
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	142
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,856
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,055	3,197
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	3,515	3,708
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	10,310	10,922
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	2,650	2,820
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	8,575	9,164
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	38,555	41,520
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	18,440	20,635
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,022
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,040	1,059
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	5,083
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,045	2,073
52

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	6,500	6,578
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,010
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	7,500	7,563
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,007
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,715	3,736
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,190	3,201
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,003
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	2,150	2,152
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,163
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	991
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	4,000	3,964
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,135	3,094
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/33	9,320	9,875
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	7,275	7,686
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	3,050	3,003
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	3,225	3,157
[3]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/38	500	545
[3]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/42	500	536
[12]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,500	2,547
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	2,159
	Texas State University System College & University Revenue	4.000%	3/15/49	5,205	5,048
	Texas State University System College & University Revenue	5.250%	3/15/54	10,000	10,807
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,946
	Texas Water Development Board Water Revenue	5.000%	4/15/28	3,305	3,492
	Texas Water Development Board Water Revenue	4.000%	10/15/32	2,230	2,242
	Texas Water Development Board Water Revenue	4.000%	10/15/33	7,000	7,204
	Texas Water Development Board Water Revenue	4.000%	10/15/34	11,590	11,891
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	6,195
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,788
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,780	3,993
	Texas Water Development Board Water Revenue	4.000%	10/15/41	6,800	6,867
	Texas Water Development Board Water Revenue	4.000%	10/15/42	13,500	13,539
	Texas Water Development Board Water Revenue	5.000%	10/15/42	5,310	5,482
	Texas Water Development Board Water Revenue	4.000%	10/15/43	9,225	9,179
	Texas Water Development Board Water Revenue	5.000%	10/15/43	4,835	5,028
	Texas Water Development Board Water Revenue	5.000%	4/15/49	6,765	7,031
	Texas Water Development Board Water Revenue	5.000%	10/15/53	16,815	18,123
	Texas Water Development Board Water Revenue	5.000%	10/15/58	2,500	2,667
[16]	Tomball Independent School District GO	3.875%	2/15/43	4,810	4,705
[16]	Tomball Independent School District GO PUT	3.950%	2/15/39	3,625	3,617
	Travis County TX GO	5.000%	3/1/39	5,000	5,287
	Travis County TX GO	3.000%	3/1/40	1,000	880
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/41	700	757
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/43	825	886
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/53	4,365	4,592
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,615
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	10,058
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	6,830
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,016
	University of North Texas System College & University Revenue	5.000%	4/15/44	3,890	4,015
[16]	Van Alstyne Independent School District GO	5.000%	2/15/47	3,100	3,285
[16]	Van Alstyne Independent School District GO	4.000%	2/15/48	1,580	1,538
[16]	Waco Independent School District GO	4.000%	8/15/41	3,195	3,203
[16]	Waco Independent School District GO	4.000%	8/15/42	2,825	2,824
	Waco TX GO	4.000%	2/1/40	7,930	7,931
	Waco TX GO	4.000%	2/1/41	8,260	8,227
	Waco TX GO	4.000%	2/1/48	5,120	4,933
[3]	Waller Consolidated Independent School District GO	5.000%	2/15/38	3,860	4,239
[3]	Waller Consolidated Independent School District GO	5.000%	2/15/39	5,235	5,713
[3]	Waller Consolidated Independent School District GO	4.000%	2/15/53	2,000	1,860
[16]	Waxahachie Independent School District GO	5.000%	2/15/39	1,390	1,544
[16]	Waxahachie Independent School District GO	5.000%	2/15/40	1,400	1,548
[16]	Waxahachie Independent School District GO	5.000%	2/15/41	1,520	1,673
[16]	Wichita Falls Independent School District GO	3.000%	2/1/40	3,000	2,652
[16]	Wylie Taylor County Independent School District GO	5.000%	2/15/41	2,945	3,210
[16]	Wylie Taylor County Independent School District GO	5.000%	2/15/43	2,350	2,536
53

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Wylie Taylor County Independent School District GO	5.000%	2/15/49	15,000	15,928
					2,040,595
Utah (1.8%)
	Cache County School District GO	4.000%	6/15/40	4,810	4,822
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,127
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,204
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/40	645	645
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	4,241
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,793
	Davis School District GO	4.000%	6/1/41	6,055	6,025
	Davis School District GO	4.000%	6/1/42	6,295	6,214
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,771
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	3,390	3,671
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	9,500	10,168
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,370
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	5,000	5,337
[9]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	1,000	1,084
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	13,675	14,988
[9]	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	2,120	2,284
	Iron County UT Sales Tax Revenue	5.000%	10/1/59	3,755	3,980
	Iron County UT Sales Tax Revenue	5.000%	10/1/64	5,860	6,187
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/54	11,000	11,609
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,424
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/37	300	336
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/38	250	279
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/39	250	278
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/40	500	551
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/41	750	822
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/42	1,325	1,288
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/43	1,500	1,453
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/44	800	774
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,445
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	5,944
	Salt Lake City Corp. GO	3.000%	6/15/41	1,185	1,029
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,483
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,566
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,551
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/42	1,365	1,360
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/43	1,420	1,403
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/44	1,480	1,451
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,191
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,012
	University of Utah College & University Revenue	5.000%	8/1/39	1,000	1,104
	University of Utah College & University Revenue	5.250%	8/1/48	2,405	2,645
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/39	4,000	4,034
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/40	3,000	3,020
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/41	5,000	5,023
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/42	3,000	3,008
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/43	5,585	5,583
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/51	4,970	4,794
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	734
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	1,475	1,550
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,164
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	639
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,209
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	16,775
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,000	988
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	8,500	8,951
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/50	5,795	4,614
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/50	9,325	9,732
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	6,825	7,527
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,710	1,886
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	3,240	3,583
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	30,230	33,864
[9]	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	6,170	6,927
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/42	7,140	7,884
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	16,120
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/44	3,125	3,279
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,457
54

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/41	3,660	3,630
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/42	3,810	3,767
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/43	3,960	3,882
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/44	1,970	1,919
					318,452
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/45	2,850	2,538
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	3,500	3,783
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,426
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/52	5,250	5,606
	Vermont GO	4.000%	8/15/40	3,135	3,192
					25,545
Virginia (1.7%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	998
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,736
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,235
	Arlington County VA GO	2.500%	8/15/29	5,000	4,780
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,340	5,326
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,750	4,737
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/45	7,500	8,188
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/48	9,000	9,717
[5]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	5,711	4,662
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,662
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/36	2,000	1,843
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,293
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,766
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/51	10,000	10,781
	Fairfax County VA GO	4.000%	10/1/42	9,970	10,116
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,572
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	5,000	5,246
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	33,450	35,318
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	655
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,825	2,560
[7]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	1,000	1,102
[7]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	3,000	3,248
[7]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	4.750%	7/1/53	5,000	5,188
[7]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,160	3,380
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	480	481
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/53	855	942
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/58	3,200	3,534
	Loudoun County Economic Development Authority Local or Guaranteed Housing Revenue	1.980%	6/1/58	2,304	1,401
	Loudoun County VA GO	4.000%	12/1/41	4,850	4,895
[5]	Newport News IDA Revenue	5.330%	7/1/45	7,000	6,936
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/52	5,000	5,340
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	1,995	1,991
	Richmond VA GO	2.000%	7/15/34	2,570	2,090
	Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/42	500	502
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/35	2,323	2,199
	University of Virginia College and University Revenue College & University Revenue	5.000%	9/1/49	13,000	13,709
[9]	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/41	1,405	1,417
[9]	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/42	2,000	2,002
[9]	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/43	1,890	1,878
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	2,570	2,939
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	2,035	2,312
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,636
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	4,000	4,335
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	2,660	2,663
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	3,000	2,599
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,150
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,536
55

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	1,225	1,078
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/36	4,880	5,050
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/37	5,075	5,226
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/44	9,140	9,178
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/45	6,000	6,010
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/47	4,000	3,997
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/35	935	959
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/36	650	664
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/37	940	959
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/38	905	919
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	5.000%	5/15/57	12,140	12,837
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	9/1/39	4,450	4,304
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,087
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,430
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	8,527
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	10,000	9,378
[9]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/54	4,000	4,195
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.800%	5/28/27	1,000	1,018
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	615	625
					294,037
Washington (1.1%)
	Bellevue WA GO	4.000%	12/1/39	1,175	1,199
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	3,235	3,236
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/36	1,670	1,829
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,000	1,084
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/48	5,000	5,120
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	270	298
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	590	646
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	819
	King County School District No. 403 Renton GO	4.000%	12/1/39	2,205	2,242
	King County School District No. 403 Renton GO	4.000%	12/1/40	2,850	2,874
	Kitsap County School District No. 100-C Bremerton GO	5.250%	12/1/47	2,385	2,625
[9,10]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/32	765	843
[9,10]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/33	750	830
[9,10]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/34	875	971
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,483
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	2,645	2,646
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/42	1,200	1,194
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	3,875
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,393
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	8,110	8,689
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/48	8,365	9,089
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/49	3,585	3,887
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,950	1,976
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Navalia and Alena Projects)	4.000%	8/1/34	2,800	2,748
	Washington GO	5.000%	6/1/42	1,250	1,311
	Washington GO	5.000%	6/1/42	4,775	5,273
	Washington GO	5.000%	2/1/43	1,605	1,700
	Washington GO	5.000%	6/1/46	3,365	3,629
	Washington GO	5.000%	6/1/47	6,000	6,472
	Washington GO	5.000%	2/1/49	7,435	7,967
	Washington GO	5.000%	8/1/49	10,000	10,747
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	5,000	4,757
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,830	1,747
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	8,750	7,852
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,273
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	864
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,890
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	8,000	8,073
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	118
56

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	1,000	1,054
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	4,460	3,893
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,000	1,053
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,000	1,039
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	5,500	5,042
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	28,835	27,128
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	8,929	8,054
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.084%	3/20/40	5,497	5,295
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/59	2,000	2,125
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project)	4.550%	8/1/43	1,000	988
[5]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/53	3,000	3,269
[9]	Washington State University College & University Revenue	5.000%	4/1/39	2,695	2,994
[9]	Washington State University College & University Revenue	5.000%	4/1/40	1,790	1,975
					191,178
West Virginia (0.4%)
[7]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,198
[7]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,467
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	305	303
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,659
	West Virginia GO	5.000%	12/1/45	1,500	1,596
[7]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	3,080	3,299
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	4,000	4,501
[7]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/42	6,265	6,783
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	2,805	3,144
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	5,000	4,323
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,402
[7]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/48	2,590	2,837
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/48	15,175	17,060
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,339
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	6,010	5,848
					78,759
Wisconsin (1.8%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	7,120	8,067
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	6,480	7,362
	Madison WI Metropolitan School District GO	4.000%	3/1/36	2,460	2,501
[3]	Milwaukee WI GO	5.000%	4/1/27	1,920	2,007
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,439
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,067
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,184
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	860
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,072
[7]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,030
[7]	Monroe School District WI GO	5.000%	3/1/37	775	835
[7]	Monroe School District WI GO	5.000%	3/1/38	700	750
[7]	Monroe School District WI GO	4.000%	3/1/39	1,855	1,873
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,893
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,557
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,533
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/51	1,000	842
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,098
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	9,542	10,014
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/51	1,145	1,076
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/41	1,000	966
[5]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/40	815	821
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,250	3,268
	Public Finance Authority College & University Revenue	5.250%	10/1/48	2,130	2,084
	Public Finance Authority College & University Revenue	5.125%	4/1/52	5,500	5,496
[5]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,359
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	372
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	422
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	348
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	321
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	8,856
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	8,000	6,405
57

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,215
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,731
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	7,125
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	1,500	1,155
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,073
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,928
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	859
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	5,085	5,077
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	15,446	15,320
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	16,685	16,521
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/39	10,460	10,332
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	3,000	3,196
[5]	Public Finance Authority Tax Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	1,025
[7]	Racine Unified School District GO	5.000%	4/1/37	1,000	1,089
[7]	Racine Unified School District GO	5.000%	4/1/41	1,480	1,582
[3]	Racine Unified School District GO	4.000%	4/1/42	3,555	3,524
[7]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,066
[3]	Racine Unified School District GO	4.000%	4/1/43	4,075	4,013
[3]	Racine Unified School District GO	4.000%	4/1/44	2,565	2,511
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/49	1,800	1,917
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,287
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,525
[9]	Wisconsin GO	5.000%	5/1/38	5,500	6,241
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,009
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,088
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,317
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,465
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,465
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,250	1,240
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	4,872
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,441
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,600
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	14,832
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	4,973
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,072
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	700	741
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,068
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/44	1,305	1,403
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	3,765	3,657
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,358
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,080	3,344
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/54	4,645	5,016
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/59	2,500	2,678
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	1,435	1,548
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,365
[5]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	8,000	8,169
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	4,145	4,054
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	3,815	3,953
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	3,965	4,307
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,530	4,540
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,599
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,599
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/43	5,000	5,097
					313,300
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	35
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	537
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/54	2,455	2,683
					3,255
Total Tax-Exempt Municipal Bonds (Cost $17,494,364)					17,097,129
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	18,864	12,144
58

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	4,559	2,980
Total Taxable Municipal Bonds (Cost $14,898)					15,124
				Shares
Temporary Cash Investments (2.9%)
Investment Company (2.9%)
[18]	Vanguard Municipal Low Duration Fund (Cost $508,428)	3.614%		50,845,979	508,460
Total Investments (99.5%) (Cost $18,021,478)					17,624,301
Other Assets and Liabilities—Net (0.5%)					82,121
Net Assets (100%)					17,706,422
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $375,237,000, representing 2.1% of net assets.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Step bond.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Securities with a value of $1,303,000 have been segregated as initial margin for open futures contracts.
18	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	395	81,348	(1,081)
5-Year U.S. Treasury Note	December 2024	382	40,964	(971)
				(2,052)

See accompanying Notes, which are an integral part of the Financial Statements.
59

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,513,050)	17,115,841
Affiliated Issuers (Cost $508,428)	508,460
Total Investments in Securities	17,624,301
Investment in Vanguard	488
Receivables for Investment Securities Sold	37,167
Receivables for Accrued Income	217,859
Receivables for Capital Shares Issued	15,137
Other Assets	126
Total Assets	17,895,078
Liabilities
Due to Custodian	122
Payables for Investment Securities Purchased	157,807
Payables for Capital Shares Redeemed	12,742
Payables for Distributions	17,177
Payables to Vanguard	727
Variation Margin Payable—Futures Contracts	81
Total Liabilities	188,656
Net Assets	17,706,422
At October 31, 2024, net assets consisted of:

Paid-in Capital	18,449,708
Total Distributable Earnings (Loss)	(743,286)
Net Assets	17,706,422

Investor Shares—Net Assets
Applicable to 70,380,426 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	764,477
Net Asset Value Per Share—Investor Shares	$10.86

Admiral™ Shares—Net Assets
Applicable to 1,559,735,012 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,941,945
Net Asset Value Per Share—Admiral Shares	$10.86

See accompanying Notes, which are an integral part of the Financial Statements.
60

Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1]	610,492
Total Income	610,492
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,713
Management and Administrative—Investor Shares	1,147
Management and Administrative—Admiral Shares	12,064
Marketing and Distribution—Investor Shares	47
Marketing and Distribution—Admiral Shares	852
Custodian Fees	68
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—Investor Shares	26
Shareholders’ Reports and Proxy Fees—Admiral Shares	109
Trustees’ Fees and Expenses	11
Other Expenses	63
Total Expenses	16,133
Expenses Paid Indirectly	(68)
Net Expenses	16,065
Net Investment Income	594,427
Realized Net Gain (Loss)
Investment Securities Sold[1]	(13,113)
Futures Contracts	1,665
Realized Net Gain (Loss)	(11,448)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,314,951
Futures Contracts	(2,549)
Change in Unrealized Appreciation (Depreciation)	1,312,402
Net Increase (Decrease) in Net Assets Resulting from Operations	1,895,381
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $22,480,000, ($76,000), $2,000, and ($56,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
61

Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	594,427	479,407
Realized Net Gain (Loss)	(11,448)	(202,800)
Change in Unrealized Appreciation (Depreciation)	1,312,402	30,919
Net Increase (Decrease) in Net Assets Resulting from Operations	1,895,381	307,526
Distributions
Investor Shares	(25,726)	(22,880)
Admiral Shares	(564,842)	(452,587)
Total Distributions	(590,568)	(475,467)
Capital Share Transactions
Investor Shares	20,920	(20,483)
Admiral Shares	1,478,371	1,662,305
Net Increase (Decrease) from Capital Share Transactions	1,499,291	1,641,822
Total Increase (Decrease)	2,804,104	1,473,881
Net Assets
Beginning of Period	14,902,318	13,428,437
End of Period	17,706,422	14,902,318

See accompanying Notes, which are an integral part of the Financial Statements.
62

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.98	$10.04	$12.10	$12.03	$11.95
Investment Operations
Net Investment Income[1]	.368	.337	.306	.314	.344
Net Realized and Unrealized Gain (Loss) on Investments	.877	(.063)	(1.997)	.126	.133
Total from Investment Operations	1.245	.274	(1.691)	.440	.477
Distributions
Dividends from Net Investment Income	(.365)	(.334)	(.305)	(.313)	(.345)
Distributions from Realized Capital Gains	—	—	(.064)	(.057)	(.052)
Total Distributions	(.365)	(.334)	(.369)	(.370)	(.397)
Net Asset Value, End of Period	$10.86	$9.98	$10.04	$12.10	$12.03
Total Return[2]	12.53%	2.59%	-14.26%	3.67%	4.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$764	$682	$705	$945	$921
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.38%	3.18%	2.73%	2.57%	2.89%
Portfolio Turnover Rate	28%	29%	28%	14%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
63

Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.98	$10.04	$12.10	$12.03	$11.95
Investment Operations
Net Investment Income[1]	.376	.346	.315	.324	.356
Net Realized and Unrealized Gain (Loss) on Investments	.878	(.063)	(1.997)	.126	.130
Total from Investment Operations	1.254	.283	(1.682)	.450	.486
Distributions
Dividends from Net Investment Income	(.374)	(.343)	(.314)	(.323)	(.354)
Distributions from Realized Capital Gains	—	—	(.064)	(.057)	(.052)
Total Distributions	(.374)	(.343)	(.378)	(.380)	(.406)
Net Asset Value, End of Period	$10.86	$9.98	$10.04	$12.10	$12.03
Total Return[2]	12.62%	2.67%	-14.19%	3.75%	4.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,942	$14,220	$12,723	$16,191	$14,592
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.46%	3.26%	2.81%	2.65%	2.96%
Portfolio Turnover Rate	28%	29%	28%	14%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
64

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
65

Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $488,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $68,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,588	—	3,588
Tax-Exempt Municipal Bonds	—	17,097,129	—	17,097,129
Taxable Municipal Bonds	—	15,124	—	15,124
Temporary Cash Investments	508,460	—	—	508,460
Total	508,460	17,115,841	—	17,624,301
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(2,052)	—	—	(2,052)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for amortization were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	16,726
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(390,431)
Capital Loss Carryforwards	(352,589)
Qualified Late-Year Losses	—
Other Temporary Differences	(16,992)
Total	(743,286)
66

Long-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	590,568	475,467
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	590,568	475,467
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,014,732
Gross Unrealized Appreciation	206,361
Gross Unrealized Depreciation	(596,792)
Net Unrealized Appreciation (Depreciation)	(390,431)
F.	During the year ended October 31, 2024, the fund purchased $6,255,290,000 of investment securities and sold $4,671,993,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	183,287	17,068	172,052	16,291
Issued in Lieu of Cash Distributions	21,984	2,021	19,094	1,806
Redeemed	(184,351)	(17,037)	(211,629)	(20,036)
Net Increase (Decrease)—Investor Shares	20,920	2,052	(20,483)	(1,939)
Admiral Shares
Issued	4,942,759	457,781	6,522,220	623,093
Issued in Lieu of Cash Distributions	368,010	33,827	293,279	27,746
Redeemed	(3,832,398)	(356,472)	(5,153,194)	(493,853)
Net Increase (Decrease)—Admiral Shares	1,478,371	135,136	1,662,305	156,986
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
67

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Long-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
68

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q430 122024
69

Financial Statements
For the year ended October 31, 2024
Vanguard Ultra-Short-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	60
Tax information	61

Ultra-Short-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.5%)
Alabama (5.5%)
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	3.340%	11/7/24	12,245	12,245
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/26	3,376	3,483
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	2/1/25	2,010	2,012
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/26	1,060	1,063
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	10,085	10,104
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	695	695
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	684
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,345	1,390
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,780	1,867
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,300	1,379
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,835	3,037
	Birmingham City Water Works Board Water Revenue	5.000%	1/1/25	550	551
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	2,825	2,832
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	275
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	325	325
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/24	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/25	175	176
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/25	2,795	2,815
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/25	300	302
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/25	225	228
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/26	275	281
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/26	1,805	1,846
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/26	1,000	1,027
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/26	2,000	2,043
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	500	511
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	2,000	2,043
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,328
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/26	2,785	2,855
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/26	415	427
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/26	1,850	1,909
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/27	150	156
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/27	1,300	1,352
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/27	1,150	1,201
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/27	1,700	1,762
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	450	466
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	3,190	3,300
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,345
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/27	3,000	3,131
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/27	555	580
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/27	1,170	1,226
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/28	510	536
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/28	3,070	3,232
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/28	1,000	1,061
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/28	1,825	1,914
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	500	522
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	1,810	1,893
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/28	550	582
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/28	1,280	1,356
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	500	526
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	1,970	2,075
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,985	2,984
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	3,000	3,000
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,972
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,097
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,229
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	88,080	88,459
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	52,250	54,222
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	7,425	7,890
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	215	214
1

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	990	991
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	77,785	78,111
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	757
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	816
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	63,325	63,696
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	875
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	115,035	115,530
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.590%	10/1/52	38,025	37,025
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	35,060	35,435
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	47,740	47,960
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	15	15
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/26	240	246
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/27	250	258
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/27	255	265
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/28	1,300	1,378
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/28	475	496
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/28	1,300	1,388
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/28	600	630
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/29	900	963
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/29	525	551
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/29	350	377
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/29	625	659
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	537
	Jefferson County AL Sewer Revenue	5.000%	10/1/26	1,750	1,800
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,025
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	79,205	79,490
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.650%	1/10/25	5,285	5,281
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	5,600	5,633
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/25	2,315	2,322
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/26	1,140	1,160
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/27	1,640	1,694
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/24	460	460
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/25	620	623
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/25	355	359
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/26	400	407
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/26	420	431
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/27	1,250	1,291
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/27	600	624
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/28	1,250	1,305
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/28	610	640
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/26	1,000	1,027
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/27	1,000	1,041
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	561
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	856
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	2,520	2,522
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	754
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.000%	12/1/26	1,050	1,078
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,082
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	200	216
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	5,670	5,915
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/25	170	171
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/26	185	189
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/27	1,000	1,037
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/27	330	345
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/28	1,200	1,262
	University of South Carolina College & University Revenue	5.000%	4/1/26	2,250	2,308
	University of South Carolina College & University Revenue	5.000%	4/1/27	2,000	2,093
[4]	University of South Carolina College & University Revenue	5.000%	4/1/28	3,510	3,740
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	6,360	6,396
					788,613
Alaska (0.2%)
	Alaska GO	5.000%	8/1/26	750	778
[5]	Alaska GO	5.000%	8/1/26	2,335	2,384
[5]	Alaska GO	5.000%	8/1/27	1,000	1,039
	Alaska GO	5.000%	8/1/28	2,020	2,175
[5]	Alaska GO	5.000%	8/1/28	1,000	1,055
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/24	205	205
2

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	220	222
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/25	275	280
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/26	345	355
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	465	484
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/27	1,250	1,324
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/28	1,000	1,068
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/28	1,225	1,318
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/25	1,870	1,879
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	590
	Borough of Matanuska-Susitna AK Lease (Appropriation) Revenue	5.250%	9/1/29	1,000	1,015
	Municipality of Anchorage AK GO	5.000%	9/1/26	2,600	2,698
	Municipality of Anchorage AK GO	5.000%	9/1/26	1,060	1,100
	Municipality of Anchorage AK GO	5.000%	9/1/27	2,730	2,891
	Municipality of Anchorage AK GO	5.000%	9/1/27	2,220	2,351
	North Slope Borough AK GO	5.000%	6/30/25	2,000	2,021
	North Slope Borough AK GO	5.000%	6/30/26	1,030	1,065
					28,297
Arizona (2.0%)
	Arizona COP	5.000%	10/1/25	1,870	1,873
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue (Scottsdale Lincoln Hospital Project)	5.000%	12/1/27	1,355	1,357
[1,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	11/7/24	5,510	5,510
[1,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	11/7/24	3,890	3,890
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.490%	1/1/46	3,850	3,797
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.490%	11/4/25	1,370	1,364
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.490%	11/4/25	150	149
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,915	9,427
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	3,000	3,225
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/32	245	252
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/25	1,160	1,157
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/25	215	214
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/27	1,250	1,247
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/27	230	229
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,074
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,246
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/26	2,638	2,717
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/26	5,926	6,122
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,569
[1]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.400%	11/1/24	22,993	22,993
[1,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	103
[1,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	77
[1,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	77
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/25	3,605	3,645
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/26	14,800	15,264
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/27	7,550	7,918
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	6,410	6,423
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	18,000	18,736
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	170
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	119
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	12,390	12,550
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	930	927
[1,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	10,400	10,400
[1,6]	Glendale Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.360%	11/7/24	11,945	11,945
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	2,825	2,832
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,105	3,162
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,775	1,846
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,562
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,510	1,600
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,105	1,190
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,715	1,874
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,000	1,036
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,800	6,957
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	11,000	11,652
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	1,840	2,014
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,530	2,380
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	1,445	1,359
3

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	1,815	1,845
	Mesa AZ GO	5.000%	7/1/25	5,440	5,511
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/25	5,100	5,159
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	6,010	6,364
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	3,750	3,752
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	1,885	1,979
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/25	3,000	3,034
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	2,300	2,433
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	4,000	4,232
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/28	5,655	6,084
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/25	315	314
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/26	325	324
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	3,250	3,402
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	1,000	1,001
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	4,150	4,217
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	1,525	1,576
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/25	275	274
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/29	380	379
[4]	University of Arizona College & University Revenue	5.000%	8/1/27	3,750	3,969
[4]	University of Arizona College & University Revenue	5.000%	8/1/28	2,250	2,425
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.500%	12/2/24	12,000	12,000
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,156
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,250
					295,910
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	500	500
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,055	2,058
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	500	504
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	745	746
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	765	785
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	500	519
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,574
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	3,380	3,451
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	561
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,990	2,005
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	100	100
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	225	230
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,451
[5]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	2,425	2,514
[5]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,030	1,087
[5]	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/28	1,310	1,402
					19,487
California (4.8%)
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	9,115	9,062
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	5,985	5,968
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	575	567
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	3,240	3,210
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	1,600	1,519
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.540%	4/1/56	10,500	10,383
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.650%	4/1/56	9,000	8,875
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	4/1/56	6,225	6,197
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.490%	4/1/36	11,230	11,327
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/25	845	845
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	902
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/25	1,280	1,295
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,655	1,664
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,263
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	315	318
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/26	1,105	1,134
[5]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/27	875	911
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	300	305
[5]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/27	8,120	8,502
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/27	975	1,012
[5]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,049
[5]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/28	3,635	3,857
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/28	1,215	1,272
[5]	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/29	8,550	9,170
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	900	940
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/28	1,640	1,721
4

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,560	1,647
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	39,005	39,601
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	2,000	2,115
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	4,910	4,953
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	40,340	43,119
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,125	1,152
	California GO	5.000%	8/1/26	27,000	28,047
	California GO	5.000%	8/1/27	3,250	3,449
	California GO	5.000%	8/1/27	12,090	12,830
	California GO	5.000%	8/1/27	10,000	10,612
	California GO	5.000%	9/1/27	9,795	10,413
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	600	600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	690	694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	455	458
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,655	1,656
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,500	2,501
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,240	5,620
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,115
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,980	5,047
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,480	3,621
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	5,085	5,302
[1,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	11/7/24	8,490	8,490
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	2,685	2,675
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	25,000	25,899
[2]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.140%	8/1/72	21,535	21,559
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	5,000	5,016
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.940%	12/1/50	5,875	5,873
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,595	2,696
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,365	1,441
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,430	1,534
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,505
[1,6]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	4.350%	11/1/24	8,475	8,475
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,260
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	700	717
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	500	505
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	14,750	15,341
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	25,815	27,430
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	5,000	5,313
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	12,000	12,987
	California State University College & University Revenue PUT	0.550%	11/1/26	7,435	6,877
	California State University College & University Revenue PUT	3.125%	11/1/26	3,000	2,992
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	1,000	1,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,085	1,116
	Cerritos Community College District GO	0.000%	8/1/26	2,150	2,041
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/26	95,350	94,776
	Fresno Unified School District GO	2.000%	8/1/25	700	691
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	4,225	4,238
	Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/26	745	748
[1,6]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	3.640%	11/7/24	5,860	5,860
[8]	Modesto Elementary School District/Stanislaus County GO	0.000%	8/1/25	1,945	1,898
[8]	North Orange County CA Community College District GO	0.000%	8/1/26	3,000	2,843
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/25	655	660
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/26	500	511
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/27	735	763
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/28	1,500	1,575
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/29	1,625	1,723
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.690%	11/1/24	22,100	22,100
	Palomar Health COP	5.000%	11/1/25	350	352
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,955	1,955
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,600	1,609
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	5,000	5,064
	Poway Unified School District GO	5.000%	8/1/27	1,425	1,427
	Romoland School District Special Tax Revenue	5.000%	9/1/26	1,655	1,676
	Roseville CA Special Tax Revenue	5.000%	9/1/27	1,000	1,013
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	50
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,519
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	3,967
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	835	842
5

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	6,850	7,029
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	500	509
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	405	412
[1,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.560%	11/7/24	18,251	18,251
[1,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.560%	11/7/24	31,210	31,210
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	2,000	1,844
	San Francisco Community College District GO	5.000%	6/15/29	3,015	3,055
[8]	San Mateo Union High School District GO	0.000%	9/1/26	2,000	1,898
[8]	San Ysidro School District GO	0.000%	8/1/27	100	92
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/29	155	158
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	170	176
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	555	572
[8]	Santa Monica Community College District GO	0.000%	8/1/25	1,380	1,347
	Santa Monica Community College District GO	0.000%	8/1/26	1,000	948
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	15,050	14,681
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	115	117
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/25	150	151
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/26	500	512
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/27	500	519
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/28	1,000	1,050
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/29	1,000	1,057
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,355	3,490
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	505
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	200	210
	West Contra Costa Unified School District GO	5.000%	8/1/26	7,430	7,704
					695,920
Colorado (1.9%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,803
[9]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/26	1,185	1,223
[9]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/28	1,000	1,063
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	147	150
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	1,685	1,669
[1]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	6,665	6,679
	Colorado COP	5.000%	11/1/27	1,115	1,186
	Colorado COP	5.000%	11/1/28	1,310	1,417
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	721
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	769
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,015
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	325
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	385
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,700	1,719
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	462
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,205	1,249
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	715	755
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	27,000	29,307
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/25	190	192
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/27	1,075	1,125
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	5.000%	5/15/26	2,000	2,057
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,600	4,615
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	9,075	9,237
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	5,055	5,139
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	27,315	28,152
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	11,695	12,090
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	17,675	18,826
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,420	11,144
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	3.790%	5/15/61	10,220	10,176
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,404
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/27	750	747
[1,6]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	8,900	8,900
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.110%	12/1/25	4,855	4,856
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/24	650	651
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/26	500	518
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/28	500	534
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/29	465	503
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/30	280	305
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/31	515	565
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/26	3,800	3,969
6

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	750	800
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	800	869
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/28	3,605	3,690
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,000	3,095
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.979%	9/1/39	12,390	12,388
	Foothills Metropolitan District Special Assessment Revenue	5.250%	12/1/24	1,000	1,000
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	430
[4]	Johnstown CO Water Revenue	5.000%	12/1/27	500	532
[4]	Johnstown CO Water Revenue	5.000%	12/1/28	775	838
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	401
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	347
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	530	562
	University of Colorado College & University Revenue	5.000%	6/1/28	2,675	2,879
	University of Colorado College & University Revenue	5.000%	10/1/28	43,580	47,177
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	7,995	7,858
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	3,705	3,592
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	521
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	532
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	600	649
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	200
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/25	250	255
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/27	650	694
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/28	1,000	1,087
[1]	Westminster CO Water & Wastewater Utility Water Revenue TOB VRDO	4.250%	11/1/24	8,595	8,595
					278,593
Connecticut (2.2%)
	Bridgeport CT GO	5.000%	8/15/27	4,485	4,724
	Connecticut GO	5.000%	8/1/25	3,665	3,713
	Connecticut GO	5.000%	8/1/26	1,000	1,035
	Connecticut GO	5.000%	9/15/26	595	618
	Connecticut GO	5.000%	1/15/27	2,240	2,343
	Connecticut GO	5.000%	8/1/27	520	550
	Connecticut GO	5.000%	11/15/27	6,700	7,131
	Connecticut GO	5.000%	11/15/27	7,100	7,556
	Connecticut GO	5.000%	11/15/28	16,475	17,825
	Connecticut GO	5.000%	11/15/28	12,350	13,362
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.300%	11/15/24	250	250
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.400%	5/15/25	250	244
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.450%	11/15/25	350	338
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	500	469
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	169
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,197
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/27	825	824
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/27	7,000	7,021
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	14,190	14,223
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,037
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,930	3,979
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	5,820	6,025
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/26	1,100	1,144
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	30,215	31,910
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	390
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	20,605	20,427
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	24,825	24,611
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,700	17,547
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	26,575	26,406
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	11,585	11,511
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,630	2,579
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	680	679
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	739
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	603
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	10,575	10,588
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	6,035	6,510
[1]	Danbury CT BAN GO	5.000%	2/24/25	32,500	32,627
	New Haven CT GO	5.000%	8/1/25	500	505
[4]	New Haven CT GO	5.000%	8/1/26	700	721
7

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New Haven CT GO	5.000%	8/1/27	500	524
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	18,090	18,017
	University of Connecticut College & University Revenue	5.000%	8/15/25	3,835	3,892
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,335	1,413
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,555	1,645
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	754
	Washington CT BAN GO	4.000%	4/2/25	2,370	2,373
					316,748
Delaware (0.1%)
[1]	Delaware State Economic Development Authority Charter School Aid Revenue (Odyssey Charter School Inc. Project), Prere.	7.000%	3/3/25	10,000	10,114
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	8,070	7,843
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,366
					20,323
District of Columbia (1.3%)
	District of Columbia College & University Revenue	5.000%	4/1/30	1,530	1,582
	District of Columbia GO	5.000%	6/1/27	725	733
	District of Columbia GO	5.000%	12/1/27	8,500	9,072
	District of Columbia GO	5.000%	12/1/28	4,500	4,891
	District of Columbia GO, Prere.	5.000%	6/1/25	2,410	2,433
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,869
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	5,545	5,550
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,964
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,120	17,392
[10]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,785	2,829
[10]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,060	5,143
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,399
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	3,079	3,221
[10]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	16,450	16,861
	District of Columbia Income Tax Revenue	5.000%	12/1/24	11,000	11,014
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/30	1,580	1,618
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	5,600	5,581
[1,6]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	3.360%	11/7/24	32,950	32,950
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.360%	11/7/24	18,302	18,302
[1,3]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.360%	11/7/24	12,730	12,730
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/26	1,500	1,553
					180,687
Florida (3.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,211
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	239
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,450	1,495
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,347
[1]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.360%	11/7/24	5,645	5,645
[3]	Boward County FL School District COP	5.000%	7/1/27	1,740	1,761
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,780	1,790
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,270	1,299
[1]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	3,750	3,750
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,475	1,475
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/27	1,875	1,867
[1,6]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.390%	11/7/24	7,718	7,718
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,500	1,511
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/24	385	384
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/25	600	596
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/26	300	303
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/27	990	999
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	400	414
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	475	502
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	500	538
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	450	492
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	815	890
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	3.390%	11/7/24	7,045	7,045
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	1,000	1,034
	Clay County FL Sales Tax Revenue	5.000%	10/1/27	1,640	1,737
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	1,000	1,067
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	6/1/26	5,000	5,032
[3]	Duval County Public Schools COP	5.000%	7/1/25	1,650	1,669
[3]	Duval County Public Schools COP	5.000%	7/1/26	2,150	2,222
[3]	Duval County Public Schools COP	5.000%	7/1/27	3,180	3,349
8

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/26	3,605	3,727
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	1,000	1,003
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	224
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/25	110	110
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	555
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/31	345	345
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	215	216
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	220	219
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	645	669
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,375	1,345
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	590	595
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Flagier College Inc. Project)	5.000%	11/1/27	1,095	1,122
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	415	424
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/27	1,005	1,063
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,060	3,079
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	5,300	5,384
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,225	2,267
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/27	4,530	4,562
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	35,080	35,246
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	9,220	9,424
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	15,085	15,569
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	13,155	13,584
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,685	1,738
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	1,295	1,333
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,110	1,142
	Fort Lauderdale FL Water & Sewer Revenue	4.000%	9/1/30	1,500	1,500
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	127
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,683
[3]	Hernando County School District COP	5.000%	7/1/28	2,000	2,064
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	15,245	16,652
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	3,295	3,326
	Jacksonville FL General Fund Revenue	5.000%	10/1/26	2,000	2,079
	Jacksonville FL General Fund Revenue	5.000%	10/1/27	1,000	1,061
	Jacksonville FL General Fund Revenue	5.000%	10/1/28	1,400	1,511
[1,6]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	9,393	9,393
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	6,000	6,365
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,000	1,076
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	5,965	6,441
	Lee County FL IDA CP	5.000%	4/1/25	20	20
	Lee County FL IDA CP	5.000%	4/1/33	2,000	2,025
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	380	380
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	230	232
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	1,440	1,442
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	250	250
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,250
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/30	2,650	2,754
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	120	120
[1]	Melbourne FL Water & Sewer Water Revenue TOB VRDO	3.340%	11/7/24	5,000	5,000
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/27	1,000	1,004
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/25	1,000	1,006
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/26	1,000	1,026
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/27	1,000	1,050
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,690	2,701
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/26	3,445	3,561
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,620	3,823
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/28	1,900	2,044
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,028
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,165	1,175
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,000	2,019
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/27	1,035	1,087
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,400	2,485
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	4,260	4,562
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,517
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,644
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,075
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	6,750	6,748
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/26	25,665	25,462
9

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/26	1,000	1,000
	Miami-Dade County School Board COP	5.000%	5/1/26	1,000	1,009
	Miami-Dade County School Board COP	5.000%	8/1/27	155	159
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/28	1,195	1,197
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/25	1,340	1,349
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/26	1,395	1,441
[9]	Okaloosa County School Board COP	5.000%	10/1/26	850	884
[9]	Okaloosa County School Board COP	5.000%	10/1/27	1,000	1,061
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,920	1,935
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	350	360
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	625	653
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	650	689
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,285	2,362
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	5,750	5,750
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	2,465	2,205
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	565	571
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	239
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	245	246
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	150
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/28	425	446
[1,6]	Palm Beach County Health Facilities Authority Revenue TOB VRDO	3.590%	11/7/24	19,600	19,600
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,326
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/31	150	150
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	2,430	2,465
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	865	898
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	958
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,023
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,669
[3]	Santa Rosa County School Board COP	5.000%	2/1/27	1,010	1,053
[3]	Santa Rosa County School Board COP	5.000%	2/1/28	1,000	1,060
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/25	3,575	3,637
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/26	1,550	1,614
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/27	1,700	1,806
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	11/7/24	22,000	22,000
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	11/7/24	9,000	9,000
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	26,885	26,885
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/26	200	196
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/25	120	120
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/28	250	247
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/29	255	252
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,310	1,374
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,439
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/25	395	391
[1,6]	St. Johns County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.590%	11/7/24	5,760	5,760
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	1,310	1,362
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	250	244
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	506
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/26	535	539
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/31	1,190	1,192
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/29	935	986
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/30	425	450
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/31	1,230	1,307
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	765	762
					440,071
Georgia (3.4%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,950	2,985
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,154
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,337
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,504
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,687
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,265
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	1,000	1,001
[10]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,618
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartments Project) PUT	3.375%	5/1/25	9,898	9,864
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,440	9,692
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,350	2,310
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,050	2,015
10

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bartow County Development Authority Electric Power & Light Revenue PUT	2.875%	8/19/25	100	99
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	9,555	9,801
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,617
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	1,620	1,625
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	2.875%	8/19/25	505	500
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.800%	5/21/26	2,270	2,288
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.800%	5/21/26	7,295	7,354
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.375%	3/12/27	1,905	1,911
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.700%	6/13/28	3,345	3,407
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.300%	8/21/29	3,640	3,635
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corporation Vogtle Project) PUT	1.500%	2/3/25	6,165	6,102
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,152
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,062
	Columbus GA GO	5.000%	1/1/25	10,065	10,091
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	7,485	7,604
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	8,165	8,677
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/26	1,820	1,884
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/27	4,135	4,353
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/28	1,750	1,872
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/26	300	308
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/28	325	343
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	470	469
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	765	763
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	800	799
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,860	1,902
	Georgia GO	4.000%	2/1/26	5,140	5,144
	Georgia GO	4.000%	2/1/31	2,735	2,740
	Georgia GO	4.000%	2/1/31	2,000	2,017
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,000	1,020
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/27	600	625
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	315	334
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	366
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	202
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	155
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	350	369
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	195	209
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	8,140	8,367
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	6,500	6,630
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,002
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	2,000	2,083
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	155	164
[1,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.350%	11/7/24	13,675	13,675
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,650	1,661
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/27	8,643	9,046
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/27	822	861
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,615	1,615
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,110
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/24	300	300
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	400	401
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	525	527
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/25	10	10
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	1,000	1,007
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	700	705
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,541
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	375	379
11

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	252
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	325	328
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	612
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,505
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	550	558
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	1,000	1,014
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	530	539
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	351
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/26	1,100	1,123
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	1,983
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	600	615
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	285	292
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	275	282
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	726
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,218
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	1,000	1,029
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	875	900
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	1,000	1,034
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	641
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	1,250	1,295
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	850	885
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	521
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	521
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,570	1,592
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	3,140	3,183
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,700	1,774
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,000	1,043
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	650	681
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	700	734
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,665	1,736
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	2,045	2,143
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	580	613
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	1,250	1,310
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	72,040	72,613
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	36,680	37,108
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	27,930	28,284
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	8/1/49	109,705	109,745
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	2,500	2,519
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	2,200	2,217
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,008
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,008
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	1,000	1,012
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/27	1,000	1,057
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,492
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	3,000	3,275
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	3,000	3,302
	South Regional Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	1,150	1,163
					497,151
Guam (0.1%)
	Guam Department of Education COP	3.625%	2/1/25	215	214
	Guam Income Tax Revenue	5.000%	12/1/26	1,500	1,543
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	350	354
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	300	304
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	950	992
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	575	605
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,331
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	1,971
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,825
					11,139
Hawaii (0.4%)
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	11/7/24	6,240	6,240
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	11/7/24	1,620	1,620
	Hawaii GO	5.000%	10/1/27	1,000	1,040
	Hawaii GO	4.000%	4/1/29	3,300	3,344
12

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	5.000%	10/1/29	1,250	1,298
	Hawaii GO	5.000%	10/1/29	2,575	2,724
	Hawaii GO	4.000%	10/1/30	1,000	1,013
	Hawaii GO	4.000%	8/1/32	8,500	8,501
	Hawaii GO	4.000%	8/1/33	4,655	4,655
	Hawaii GO	4.000%	8/1/34	4,060	4,059
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/25	10,000	10,056
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,405	1,476
	Honolulu HI City & County GO	5.000%	7/1/25	1,700	1,721
	Honolulu HI City & County GO	5.000%	7/1/25	2,325	2,354
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,052
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	3,435	3,520
					56,673
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/27	1,000	1,000
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/28	1,530	1,530
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,009
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (Partners in Healthcare Project)	4.500%	11/1/26	835	832
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	2,250	2,259
[5]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	2/3/25	4,315	4,315
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/28	10,000	10,768
					21,713
Illinois (7.2%)
[3]	Bolingbrook IL GO	5.000%	1/1/29	1,750	1,851
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	238
[8]	Chicago Board of Education GO	0.000%	12/1/24	3,000	2,990
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,250	1,246
	Chicago Board of Education GO	5.000%	12/1/24	8,600	8,608
	Chicago Board of Education GO	5.000%	12/1/24	3,050	3,053
	Chicago Board of Education GO	5.000%	12/1/24	4,455	4,459
	Chicago Board of Education GO	5.000%	12/1/24	2,640	2,642
	Chicago Board of Education GO	5.000%	12/1/24	2,400	2,402
	Chicago Board of Education GO	5.000%	12/1/24	2,280	2,282
[11]	Chicago Board of Education GO	5.500%	12/1/24	735	736
[8]	Chicago Board of Education GO	0.000%	12/1/25	3,305	3,166
[8]	Chicago Board of Education GO	0.000%	12/1/25	2,635	2,525
	Chicago Board of Education GO	0.000%	12/1/25	6,600	6,320
[8,12]	Chicago Board of Education GO	0.000%	12/1/25	275	263
	Chicago Board of Education GO	5.000%	12/1/25	11,720	11,823
	Chicago Board of Education GO	5.000%	12/1/25	6,480	6,537
[11]	Chicago Board of Education GO	5.500%	12/1/25	3,275	3,313
	Chicago Board of Education GO	0.000%	12/1/26	2,500	2,304
[8]	Chicago Board of Education GO	0.000%	12/1/26	4,305	3,972
[3]	Chicago Board of Education GO	5.000%	12/1/26	1,000	1,030
	Chicago Board of Education GO	5.000%	12/1/26	10,270	10,475
	Chicago Board of Education GO	5.000%	12/1/26	5,805	5,921
	Chicago Board of Education GO	5.000%	12/1/26	3,045	3,106
	Chicago Board of Education GO	5.000%	12/1/26	250	255
[9,12]	Chicago Board of Education GO	5.500%	12/1/26	9,450	9,819
[11]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,274
	Chicago Board of Education GO	7.000%	12/1/26	1,100	1,134
[8]	Chicago Board of Education GO	0.000%	12/1/27	750	666
[3]	Chicago Board of Education GO	5.000%	12/1/27	550	573
[3]	Chicago Board of Education GO	5.000%	12/1/27	2,050	2,133
	Chicago Board of Education GO	5.000%	12/1/27	7,450	7,673
[11]	Chicago Board of Education GO	5.500%	12/1/27	3,075	3,166
[8]	Chicago Board of Education GO	0.000%	12/1/28	1,000	852
[3]	Chicago Board of Education GO	5.000%	12/1/28	460	484
	Chicago Board of Education GO	5.000%	12/1/28	1,295	1,343
	Chicago Board of Education GO	5.000%	12/1/28	3,440	3,567
[3]	Chicago Board of Education GO	5.000%	12/1/29	4,220	4,422
	Chicago Board of Education GO	5.000%	12/1/30	2,500	2,546
[3]	Chicago Board of Education GO	5.000%	12/1/30	3,635	3,794
[1]	Chicago Board of Education GO	6.750%	12/1/30	1,070	1,161
	Chicago IL GO	0.000%	1/1/25	1,165	1,157
	Chicago IL GO	5.000%	1/1/25	11,215	11,240
	Chicago IL GO	5.000%	1/1/25	7,595	7,612
	Chicago IL GO	5.000%	1/1/25	520	521
	Chicago IL GO	5.000%	1/1/26	5,790	5,889
13

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/26	2,615	2,660
	Chicago IL GO	5.000%	1/1/26	1,565	1,567
	Chicago IL GO	5.000%	1/1/27	6,410	6,617
	Chicago IL GO	5.000%	1/1/27	640	647
	Chicago IL GO	5.000%	1/1/28	4,900	5,122
	Chicago IL GO	5.000%	1/1/28	1,000	1,045
	Chicago IL GO	4.000%	1/1/29	8,493	8,644
	Chicago IL GO	5.000%	1/1/29	8,960	9,464
	Chicago IL GO	5.000%	1/1/29	1,000	1,056
	Chicago IL GO	4.000%	1/1/30	1,820	1,850
	Chicago IL GO	5.625%	1/1/30	6,035	6,264
	Chicago IL GO	5.625%	1/1/31	2,100	2,175
	Chicago IL GO	5.500%	1/1/33	1,925	1,927
[1,6]	Chicago IL GO TOB VRDO	3.380%	11/7/24	7,000	7,000
[8]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,907
	Chicago IL GO, Prere.	5.000%	1/1/25	1,715	1,718
	Chicago IL GO, Prere.	5.250%	1/1/25	5,100	5,111
	Chicago IL GO, Prere.	5.250%	1/1/25	2,500	2,506
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/26	1,100	1,102
[1,4]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.360%	11/7/24	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,002
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	600	625
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,165	2,249
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	10,000	10,000
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,000	1,000
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,000	1,000
	Chicago IL Waterworks Water Revenue	4.000%	11/1/26	425	431
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	650	675
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,288
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,725	3,853
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,500	3,685
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	2,200	2,366
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,052
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	725	750
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	3,500	3,631
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,034
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	1,955	2,064
[11]	Chicago IL Waterworks Water Revenue	5.750%	11/1/30	6,855	7,264
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	500	501
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/27	1,000	1,002
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/28	500	501
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,000	1,002
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	1,000	1,002
[1,3]	Chicago IL Waterworks Water Revenue TOB VRDO	3.360%	11/7/24	10,130	10,130
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,000	5,012
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	5,000	5,111
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,250	2,350
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	385	386
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	4,330	4,340
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	15,465	16,128
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	225	239
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	16,485	17,463
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	18,000	19,327
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,640	2,646
	Chicago Park District GO	5.000%	1/1/25	1,000	1,001
	Chicago Park District GO	5.000%	1/1/26	2,500	2,547
	Chicago Park District GO	5.000%	1/1/27	1,000	1,040
	Chicago Park District GO	5.000%	1/1/29	1,875	2,016
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,635	4,666
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	460	463
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,465	3,546
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	4,500	4,605
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	1,250	1,303
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,375	1,452
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	2,730	2,882
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	2,170	2,320
[4]	Cook County Community College District No. 508 GO	5.000%	12/1/27	1,000	1,048
	Cook County IL GO	5.000%	11/15/24	5,000	5,002
	Cook County IL GO	5.000%	11/15/27	325	344
	Cook County IL GO	5.000%	11/15/28	3,000	3,105
14

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	620	644
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	480	508
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	225	242
	Evanston IL GO	3.000%	12/1/28	3,680	3,597
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	19,335	18,863
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/27	405	405
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/27	130	131
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/28	235	237
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/29	910	908
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/29	275	276
	Illinois Finance Authority College & University Revenue	5.000%	4/1/25	500	502
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	879
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	1,065	1,052
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	1,120	1,173
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	400	415
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	1,395	1,487
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	750	769
	Illinois Finance Authority College & University Revenue	5.000%	12/1/28	500	501
	Illinois Finance Authority College & University Revenue	5.000%	4/1/29	600	638
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/26	400	409
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/28	675	705
[6]	Illinois Finance Authority College & University Revenue VRDO	3.900%	11/1/24	5,455	5,455
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	475	479
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,069
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,018
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	140	140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,650	1,689
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,250	1,292
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,430	3,459
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,060	1,109
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,068
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,590	1,652
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,804
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,655	3,686
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,820	1,915
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,765	1,778
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	615	617
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,600	1,601
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	10,680	10,761
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	13,410	13,711
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	6,315	6,584
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/1/24	7,275	7,275
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/1/24	9,100	9,100
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,230	1,271
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,385	1,431
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	7,950	8,212
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.540%	11/7/24	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.940%	5/1/42	1,405	1,388
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.574%	11/1/34	13,620	13,596
	Illinois Finance Authority Water Revenue	5.000%	1/1/25	2,310	2,316
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,256
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,080	1,074
	Illinois GO	5.000%	11/1/24	22,815	22,815
	Illinois GO	5.000%	2/1/25	625	627
	Illinois GO	4.000%	3/1/25	750	751
	Illinois GO	5.000%	3/1/25	8,435	8,472
	Illinois GO	5.000%	3/1/25	600	603
	Illinois GO	5.500%	5/1/25	3,000	3,029
	Illinois GO	5.000%	6/1/25	13,275	13,383
	Illinois GO	5.000%	7/1/25	8,470	8,549
	Illinois GO	5.000%	11/1/25	7,500	7,612
	Illinois GO	5.000%	11/1/25	3,750	3,806
[4]	Illinois GO	5.000%	11/1/25	10,000	10,159
	Illinois GO	5.000%	12/1/25	500	508
	Illinois GO	5.000%	12/1/25	655	666
	Illinois GO	5.000%	2/1/26	1,300	1,325
	Illinois GO	5.000%	3/1/26	13,760	14,045
[3]	Illinois GO	5.000%	4/1/26	2,500	2,507
15

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	5/1/26	8,500	8,525
	Illinois GO	5.000%	6/1/26	155	159
	Illinois GO	5.000%	7/1/26	8,600	8,829
	Illinois GO	5.000%	10/1/26	135	139
	Illinois GO	5.000%	10/1/26	2,250	2,322
	Illinois GO	5.000%	10/1/26	1,000	1,032
	Illinois GO	5.000%	11/1/26	17,230	17,809
	Illinois GO	5.000%	11/1/26	750	775
	Illinois GO	5.000%	2/1/27	1,500	1,504
	Illinois GO	5.000%	2/1/27	1,525	1,583
	Illinois GO	5.000%	3/1/27	4,200	4,366
	Illinois GO	5.000%	7/1/27	13,220	13,821
	Illinois GO	5.000%	10/1/27	1,000	1,050
	Illinois GO	5.000%	11/1/27	650	671
	Illinois GO	5.000%	2/1/28	9,000	9,348
	Illinois GO	4.000%	3/1/28	5,260	5,376
	Illinois GO	5.000%	3/1/28	500	528
	Illinois GO	5.000%	5/1/28	1,000	1,003
	Illinois GO	5.000%	6/1/28	520	533
	Illinois GO	5.000%	11/1/28	10,360	10,879
	Illinois GO	5.000%	11/1/28	3,890	4,011
	Illinois GO	5.000%	11/1/28	2,895	3,088
	Illinois GO	3.500%	6/1/29	2,410	2,413
	Illinois GO	5.000%	10/1/29	900	950
	Illinois GO	5.000%	11/1/29	2,020	2,113
	Illinois GO	5.125%	12/1/29	1,180	1,240
	Illinois GO	5.250%	2/1/30	3,000	3,010
	Illinois GO	5.000%	4/1/30	2,680	2,687
	Illinois GO	5.000%	5/1/30	10,000	10,030
	Illinois GO	5.250%	2/1/31	5,000	5,017
	Illinois GO	4.125%	11/1/31	1,230	1,233
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/25	250	252
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/25	250	255
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/26	395	407
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	466
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/26	275	286
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/27	275	290
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/27	1,000	1,022
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/27	290	309
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/28	290	311
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/28	250	270
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,360	2,363
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,455	1,482
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,000	1,018
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	10,560	10,760
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	2,528	2,605
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/28	3,000	3,017
[2,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	4.240%	5/15/50	3,750	3,752
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,678
	Illinois Sales Tax Revenue	5.000%	6/15/26	2,235	2,238
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,810	1,818
	Illinois Sales Tax Revenue	4.000%	6/15/29	1,075	1,080
[4]	Illinois Sales Tax Sales Tax Revenue	5.000%	6/15/28	1,100	1,179
[4]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	4,250	4,488
[4]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,430	1,526
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,110	3,127
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,000	1,005
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,050	1,024
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	1,520	1,430
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	12,365	12,378
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,490
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,660	1,778
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/25	3,255	3,314
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/26	3,425	3,565
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/27	3,600	3,826
	Lake County Forest Preserve District GO	2.000%	12/15/27	7,400	6,995
	McLean County Public Building Commission (Non-Terminable) Revenue	4.000%	12/1/31	1,215	1,215
	McLean County Public Building Commission (Non-Terminable) Revenue	4.000%	12/1/32	1,815	1,816
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	1,635	1,627
16

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,987
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,016
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	3,435	3,254
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	500	517
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	5,000	5,264
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	3,750	3,919
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	2,300	2,337
[1,3]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.400%	11/7/24	7,967	7,967
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/25	850	852
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/27	1,105	1,124
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/29	1,395	1,436
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	7,000	7,012
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	6,850	7,099
	New Lenox IL GO	5.000%	12/15/27	2,185	2,322
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,050	1,063
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	617
	Regional Transportation Authority Sales Tax Revenue PUT	3.400%	11/1/24	4,200	4,200
[4]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/26	1,350	1,374
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	3.340%	11/7/24	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,075	1,078
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,530	1,623
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.340%	11/7/24	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.340%	11/7/24	3,990	3,990
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.360%	11/7/24	33,335	33,335
[3]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/25	1,360	1,372
[3]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/26	1,200	1,234
	Schaumburg IL GO	3.500%	12/1/27	650	646
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	201
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,707
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/26	300	305
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/26	1,175	1,182
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	223
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	289
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	4,500	4,522
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/28	5,000	5,021
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/29	1,000	1,004
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/32	1,000	1,004
[3]	St Clair County School District No. 119 Belle Valley GO	5.000%	4/1/30	1,500	1,527
	University of Illinois College & University Revenue	5.000%	10/1/27	400	419
[4]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	749
[3]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/26	1,785	1,720
[4]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	25	25
[8]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/24	19,355	19,355
[8]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/24	2,110	2,110
					1,045,210
Indiana (0.8%)
	Brownsburg 1999 School Building Corp. Miscellaneous Revenue BAN	5.000%	6/1/25	1,550	1,552
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	1,000	1,027
[5]	Center Grove Community School Corp. GO	5.000%	7/1/25	1,000	1,006
[5]	Center Grove Community School Corp. GO	5.000%	1/1/26	900	911
[5]	Center Grove Community School Corp. GO	5.000%	7/1/26	1,180	1,203
[5]	Center Grove Community School Corp. GO	5.000%	1/1/27	1,520	1,562
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,040	1,063
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,305	1,346
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	710	747
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	625	669
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	585	604
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	900	940
	Danville Multi-School Building Corp. Lease (Abatement) Revenue BAN	4.500%	12/15/24	12,000	12,012
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/30	1,000	1,000
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/32	1,310	1,310
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	99
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,759
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	500	502
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	376
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/25	750	756
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	393
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	275	286
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	705	727
17

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/29	1,165	1,218
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/28	1,340	1,393
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	1,515	1,497
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	7,346
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	1,520	1,465
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	12,000	12,750
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	3,000	3,293
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.540%	3/1/39	3,050	3,014
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	1,375	1,390
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	1,000	1,043
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	6,615	6,632
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,030
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,002
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	9,165	9,185
	Indiana State University College & University Revenue	5.000%	10/1/27	275	285
	Indiana State University College & University Revenue	5.000%	10/1/31	350	361
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	750	768
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,755	1,836
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	1,495	1,568
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,385	1,417
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,350	1,394
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,600	1,686
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	1,550	1,649
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	335	335
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,000	1,002
	Westfield-Washington Multi-School Building Corp. Miscellaneous Revenue BAN	5.000%	12/15/24	17,865	17,890
					116,299
Iowa (0.1%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/27	1,515	1,537
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	983
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	113
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	895	938
[6]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	11/1/24	3,145	3,145
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	323
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	420	432
					7,471
Kansas (0.7%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,900	7,925
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	23,000	23,356
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	10,000	10,384
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	18,315	19,457
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	6,885
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	4,000	4,280
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,731	4,889
[1,6]	Kansas Development Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	7,490	7,490
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,065	1,118
	Manhattan KS GO	0.400%	6/15/25	11,985	11,645
[1]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	70	70
	Sedgwick County Unified School District No. 260 Derby GO, Prere.	5.000%	10/1/26	1,005	1,044
[5,10]	Wichita KS Local or Guaranteed Housing Revenue	3.750%	11/1/25	3,000	3,000
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/30	1,250	1,251
					102,794
Kentucky (2.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	311
	Jefferson County School District Finance Corp. Lease (Renewal) Revenue	5.000%	8/1/26	1,375	1,423
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,443
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	5	5
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	458
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,625	3,741
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	4.640%	2/1/46	1,000	1,000
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/26	3,805	3,889
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,011
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	1,690	1,707
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,085
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,900
18

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	565
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	4,000	4,003
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/25	400	403
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,787
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/25	500	503
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,078
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/26	390	395
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/26	500	510
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,897
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/26	800	817
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,129
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/27	500	515
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/27	575	594
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	2,008
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/27	1,150	1,192
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/28	600	625
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/28	1,100	1,149
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/28	250	262
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/29	650	680
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	176,050	176,348
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	26,975	27,036
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	42,125	42,319
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	8,980	9,051
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/25	2,965	3,007
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/25	3,425	3,450
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/25	3,250	3,279
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/24	500	500
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/25	305	311
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/26	350	364
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	276
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	405
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	548
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/26	2,555	2,662
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/27	1,700	1,802
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/28	905	976
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	1,590	1,609
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/26	1,805	1,866
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,640	1,693
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,750	1,839
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,600	2,769
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	7,565	7,790
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	2,300	2,466
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,855	2,853
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,200	1,221
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	2,025	2,097
	University of Kentucky College & University Revenue	5.000%	10/1/27	1,065	1,126
	University of Kentucky College & University Revenue	5.000%	10/1/28	775	833
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/28	1,000	977
					344,058
Louisiana (1.7%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,455	2,478
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,210	1,235
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,930	1,976
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	404
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	510
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.874%	5/1/43	8,555	8,522
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/27	1,250	1,316
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/29	2,575	2,807
	Louisiana GO	5.000%	12/1/26	1,350	1,411
	Louisiana GO	5.000%	12/1/26	1,000	1,045
	Louisiana GO	5.000%	9/1/27	1,500	1,592
	Louisiana GO	5.000%	12/1/27	2,000	2,135
	Louisiana GO	5.000%	9/1/28	4,000	4,322
	Louisiana GO	5.000%	12/1/28	4,000	4,341
	Louisiana GO	5.000%	12/1/28	1,535	1,666
[10]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/26	1,300	1,309
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone At the Oaks Project) PUT	5.000%	6/1/26	10,839	11,032
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,438	9,577
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,560
19

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,709	3,843
[10]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/26	11,080	11,300
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,076
[10]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	1,107	1,151
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	1,270	1,324
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corporation Project)	3.500%	11/1/32	3,640	3,534
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,580	1,599
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,000	2,063
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	2,810	2,932
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,945	2,032
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	1,250	1,302
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/46	34,245	34,115
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	7,720	7,788
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,610	4,632
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	3,055	3,067
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	4,815	4,824
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	1,950	1,961
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	2,500	2,517
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/28	1,035	1,074
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	14,880	14,983
[1]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.360%	11/7/24	18,950	18,950
[9]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,000	1,034
[9]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	800	844
[9]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	725	778
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	4,005	4,040
[1]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.380%	11/7/24	6,865	6,865
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/27	600	635
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/28	625	673
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	4,075	4,072
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	2,500	2,498
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	307
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	366
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	426
[3]	Shreveport LA GO	5.000%	3/1/25	500	502
[3]	Shreveport LA GO	5.000%	3/1/26	500	511
	Shreveport LA GO	5.000%	9/1/26	1,000	1,001
[3]	Shreveport LA GO	5.000%	3/1/27	1,000	1,038
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	825	826
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	4,290	4,192
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	12,710	12,455
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	11,935	12,016
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,035	1,066
					251,450
Maine (0.5%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,410	1,475
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.360%	11/7/24	8,000	8,000
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/24	1,200	1,200
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,555
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/27	650	692
[5]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/27	885	942
[5]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/27	2,200	2,342
[5]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/28	535	580
[5]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/28	2,000	2,167
[5]	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.300%	11/15/26	6,680	6,683
[5]	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.375%	11/15/27	2,680	2,681
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/27	3,910	3,920
[5]	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/28	4,200	4,218
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/28	1,000	1,003
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/29	1,300	1,307
20

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine State Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	11/15/25	31,240	31,157
					69,922
Maryland (1.7%)
	Baltimore County MD GO	5.000%	7/1/26	1,630	1,688
	Baltimore County MD GO	5.000%	7/1/27	7,330	7,765
	Baltimore County MD GO	5.000%	7/1/28	2,335	2,523
	Baltimore County MD GO	5.000%	7/1/28	7,000	7,565
[1,6]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	3.590%	11/7/24	5,015	5,015
	Baltimore MD Sewer Revenue	5.000%	7/1/31	2,500	2,505
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	124
	Baltimore MD Water Revenue	5.000%	7/1/30	1,000	1,002
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/27	1,425	1,483
[1]	Frederick County MD College & University Revenue	5.000%	9/1/27	925	934
[1,10]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	13,845	13,863
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	150	150
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	5,000	5,001
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	375	380
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	550	564
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/31	570	592
	Maryland GO	4.000%	6/1/27	5,300	5,301
	Maryland GO	4.000%	8/1/27	2,180	2,180
	Maryland GO	4.000%	6/1/28	18,015	18,018
	Maryland GO	4.000%	6/1/29	9,160	9,161
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	300
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	116
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,060	1,086
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/27	1,250	1,300
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	525	546
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,320	1,376
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	4,325	4,335
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	5,170	5,362
[1,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.590%	11/7/24	12,570	12,570
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	3.520%	7/1/42	55,360	55,322
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	3.780%	7/1/41	18,715	18,715
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/25	1,850	1,861
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,027
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	355	372
[1]	Maryland Stadium Authority Lottery Revenue TOB VRDO	4.250%	11/1/24	4,675	4,675
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/25	6,835	6,906
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/26	7,265	7,495
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/27	2,740	2,882
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/28	2,225	2,383
[10]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,218
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,000
	Montgomery County MD GO	4.000%	12/1/31	17,000	17,008
	Montgomery County MD GO VRDO	3.950%	11/1/24	3,070	3,070
	Prince George's County MD GO	4.000%	7/1/27	7,080	7,203
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	751
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	705	708
					245,541
Massachusetts (1.4%)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	2,979
	Commonwealth of Massachusetts GO	3.000%	9/1/27	2,000	1,994
	Commonwealth of Massachusetts GO	5.000%	7/1/28	5,155	5,340
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/28	2,350	2,351
	Fall River MA BAN GO	4.500%	1/30/25	8,361	8,384
	Holyoke MA BAN GO	4.250%	4/11/25	2,502	2,509
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	805
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	213
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	240	236
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,425	1,452
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	1,005	1,012
21

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	224
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	525	540
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	935	937
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/28	655	637
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,350	1,387
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	1,500	1,503
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	329
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,000	1,026
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	425	444
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	2,115	2,119
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	1,730	1,733
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,704
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	365	368
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	500
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	40	40
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,100	2,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,025	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	680	710
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	450	453
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,534
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	879
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	2,310	2,316
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/1/24	1,870	1,870
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	3.840%	7/1/49	6,075	6,052
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/26	2,225	2,266
[10]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,536
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	275
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	6/1/26	1,630	1,605
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	380	379
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	1,080	1,084
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	2,265	2,254
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,870	5,899
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	6/1/28	23,205	23,459
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	1,000	1,021
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	28,265	28,725
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,759
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/28	2,045	2,047
[9]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	7,615	7,491
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	1,515	1,529
	Peabody MA BAN GO	4.500%	7/25/25	15,465	15,608
	Quincy MA BAN GO	5.000%	7/25/25	48,124	48,823
					205,998
Michigan (1.5%)
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	765	773
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,030
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/27	500	524
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/28	500	532
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/29	500	538
[1,3,13]	Detroit MI City School District GO TOB VRDO	3.400%	11/7/24	7,705	7,705
[1,3,13]	Detroit MI City School District GO TOB VRDO	3.400%	11/7/24	13,415	13,415
	Detroit MI GO	5.000%	4/1/26	1,265	1,290
	Detroit MI GO	5.000%	4/1/27	1,700	1,766
	Detroit MI GO	5.000%	4/1/29	1,000	1,050
	Detroit MI GO	5.000%	4/1/32	500	540
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/25	1,500	1,524
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/26	500	519
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/27	625	659
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/28	500	536
[4]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	500	502
[4]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	250	256
[3]	Grand Rapids Public Schools GO	5.000%	5/1/25	1,100	1,109
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	1,100	1,134
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	2,000	2,068
	Lansing Board of Water & Light Water Revenue	5.000%	7/1/31	1,250	1,311
	Macomb MI Intermediate School District GO	5.000%	5/1/25	340	343
	Macomb MI Intermediate School District GO	5.000%	5/1/26	825	849
	Macomb MI Intermediate School District GO	5.000%	5/1/27	610	641
22

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Macomb MI Intermediate School District GO	5.000%	5/1/28	1,185	1,266
	Macomb MI Intermediate School District GO	5.000%	5/1/29	670	727
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	228
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,315	1,316
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	509
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,039
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	2,005	2,032
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,950	1,975
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,305	5,323
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,725	2,731
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	7,195	7,380
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,160	1,161
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,215	1,236
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,095	1,104
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,120	1,129
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,150	1,159
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.090%	12/1/39	17,850	17,849
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.140%	12/1/39	3,500	3,503
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	7,755	7,771
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	348
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	740	746
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,000	2,015
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	15	15
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	4/1/27	285	284
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	6,580	6,550
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	10/1/27	315	315
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	4/1/28	465	465
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/29	21,750	21,399
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	10/1/29	38,040	37,856
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	11,529	11,561
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	1,175	1,187
[10]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,068
[10]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,462
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,900
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	440	451
[1,13]	Pontiac School District GO TOB VRDO	3.390%	11/7/24	8,500	8,500
	Wayne State University College & University Revenue	5.000%	11/15/30	1,130	1,131
					212,305
Minnesota (2.2%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	395
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	605
[14]	Freddie Mac Gold Pool	3.310%	1/1/28	1,500	1,456
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,300	1,319
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	871
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,190	1,203
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,665	3,695
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	14,180	15,074
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,420	1,439
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,045
	Minnesota (State Office Building Project) COP	5.000%	11/1/25	12,545	12,769
	Minnesota (State Office Building Project) COP	5.000%	11/1/26	14,975	15,634
	Minnesota (State Office Building Project) COP	5.000%	11/1/27	15,745	16,802
	Minnesota GO	5.000%	8/1/26	1,470	1,526
	Minnesota GO	5.000%	8/1/26	20,000	20,754
	Minnesota GO	5.000%	8/1/27	43,760	46,441
	Minnesota GO	5.000%	8/1/27	17,640	18,721
	Minnesota GO	5.000%	8/1/27	19,310	20,493
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,000	1,042
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,000	1,069
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,950	1,951
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	667
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	4,500	4,542
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/26	300	305
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/27	550	563
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	39,330	39,713
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.229%	12/1/52	45,000	45,151
23

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Rural Water Finance Authority Inc. Intergovernmental Agreement Revenue (Public Projects)	4.375%	4/1/25	7,500	7,502
	Moorhead MN GO	4.000%	10/1/27	18,855	19,303
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/26	800	816
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	800	832
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	650	688
	Shakopee Independent School District No. 720 GO	0.000%	2/1/28	3,950	3,519
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,785	1,829
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,745	1,787
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	1,000	1,023
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,495	3,524
	St. Paul Minnesota Sales & Use Sales Tax Revenue	5.000%	11/1/26	1,000	1,042
	University of Minnesota College & University Revenue	5.000%	8/1/28	1,225	1,242
					318,352
Mississippi (0.6%)
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	9,155	8,998
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.950%	11/1/24	4,445	4,445
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.950%	11/1/24	4,070	4,070
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.950%	11/1/24	7,865	7,865
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.950%	11/1/24	5,555	5,555
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,541
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/28	1,000	988
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/25	1,015	1,027
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	1,000	1,022
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/26	2,020	2,080
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	670	699
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	500	532
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/26	1,425	1,457
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/27	1,100	1,148
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/28	1,245	1,325
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/26	1,170	1,196
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/27	1,000	1,044
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/28	1,450	1,543
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	990	991
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	429
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/25	1,010	1,026
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	1,000	1,035
	Mississippi GO	5.000%	10/1/28	1,155	1,225
	Mississippi Home Corp. Local or Guaranteed Housing Revenue (Brookville Gardens Project) PUT	5.000%	5/1/25	5,705	5,741
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/25	1,105	1,107
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	18,935	18,992
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	4,555	4,715
					81,796
Missouri (0.9%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	546
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	744
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	875	913
	Franklin County MO COP	3.000%	11/1/24	440	440
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	1,500	1,502
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	5,500	5,507
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	4,000	4,005
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	725	740
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,060	1,104
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,170	1,240
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/25	500	507
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/26	650	672
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,445	2,530
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/26	2,415	2,467
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.390%	11/7/24	4,315	4,315
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	8,115	8,115
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	285	286
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	453
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,900	1,953
24

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,445	1,487
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	2,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	500	501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/26	500	508
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/28	915	953
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	24,795	25,058
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	10,120	10,752
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	7,820	8,272
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/24	305	305
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/25	360	367
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/26	210	219
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/27	330	350
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/28	680	732
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/26	3,595	3,672
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	455	474
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	675	716
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	1,455	1,458
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/33	5,500	5,513
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project), ETM	5.000%	1/1/25	2,630	2,636
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,901
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	2,500	2,501
	Springfield MO Special Obligation Revenue	4.000%	5/1/27	700	700
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,000	1,007
[10]	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,571	7,592
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,488
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,117
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,325	1,289
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,030	967
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,579
	University of Missouri of Curators College & University Revenue	5.000%	11/1/28	3,500	3,799
	University of Missouri of Curators College & University Revenue	4.000%	11/1/30	3,000	3,000
	University of Missouri of Curators College & University Revenue	4.000%	11/1/33	1,500	1,500
					135,954
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	9,485	9,623
[10]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,460
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	655	656
					12,739
Multiple States (3.0%)
[1,2,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	5.189%	6/15/35	5,570	5,570
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.690%	11/1/24	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.690%	11/1/24	103,700	103,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.690%	11/1/24	110,740	110,740
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.340%	11/7/24	163,500	163,500
					438,825
Nebraska (1.3%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	3,000	3,068
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	200	209
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	1,430	1,509
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	942
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	119,025	119,422
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,110
[2]	Douglas County NE College & University Revenue (Creighton University Projects), SIFMA Municipal Swap Index Yield + 0.530%	3.770%	7/1/35	9,290	9,237
	Gretna Public Schools GO	5.000%	12/15/27	2,550	2,601
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	7,080	7,003
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	4,375	4,665
	Omaha NE GO	6.000%	4/15/25	1,930	1,953
	Omaha NE GO	5.000%	4/15/26	2,165	2,228
	Omaha NE GO	5.000%	4/15/27	1,100	1,159
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	1,275	1,280
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	2,530	2,540
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/26	765	784
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,000	2,098
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	3,000	3,148
25

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	1,255	1,317
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/26	1,385	1,388
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/26	5,630	5,755
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/27	3,000	3,129
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	1,285	1,365
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	1,570	1,573
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/30	1,310	1,313
					180,796
Nevada (0.3%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/25	725	731
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/27	605	628
	Clark County NV GO	5.000%	7/1/27	2,610	2,761
	Clark County NV GO	5.000%	7/1/28	1,020	1,100
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,264
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	1,350	1,394
[3]	Clark County School District GO	5.000%	6/15/25	6,940	7,011
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	793
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Company Projects)	3.550%	10/1/29	3,240	3,253
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Company Projects)	3.550%	10/1/29	4,000	4,013
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,282
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	600	633
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,057
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	216
	Nevada GO (Nevada Municipal Bond Bank Project Nos. 87, 88 And 89)	4.000%	2/1/29	1,760	1,762
[10]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,385	1,386
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,678	6,765
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/32	3,765	3,769
[1]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/25	230	231
	Reno Redevelopment Agency Tax Allocation Revenue	5.000%	6/1/27	1,155	1,155
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects)	3.625%	10/1/29	2,000	1,981
					49,185
New Hampshire (0.2%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	900
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	1,055	1,055
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	1,500	1,528
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	1,500	1,488
[1,5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/30	3,000	3,000
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	1,000	988
[1,5]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	3,620	3,618
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/1/27	1,790	1,798
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,850	1,858
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,830	1,838
	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,830	1,838
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	580	580
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,261
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	911
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.150%	7/1/27	1,930	1,925
					24,586
New Jersey (3.4%)
[3]	Atlantic City NJ GO	4.000%	11/1/24	2,402	2,402
[3]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,404
	Belleville Township NJ BAN GO	5.000%	7/8/25	7,461	7,522
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/28/25	52,395	52,714
	Bergen County NJ GO	2.000%	6/1/25	460	454
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,551
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/25	1,000	1,017
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/25	595	605
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	500	519
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	250	260
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	375	396
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	150	158
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	500	535
[9]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	175	187
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,828
	Dennis Township NJ BAN GO	4.000%	3/12/25	1,680	1,682
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/27	400	404
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/29	430	434
26

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fanwood Borough NJ GO	4.250%	2/28/25	3,801	3,808
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	11/1/28	1,015	1,053
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	11/1/29	1,285	1,334
	Gloucester Township NJ BAN GO	4.000%	7/23/25	13,710	13,757
	Gloucester Township NJ BAN GO	4.250%	7/23/25	1,079	1,084
	Hamilton Township NJ BAN GO	5.000%	5/14/25	7,577	7,639
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.500%	7/11/25	12,085	12,196
	Jersey City Municipal Utilities Authority Sewer Revenue (Sewer Project)	5.000%	5/1/25	2,955	2,974
	Jersey City Municipal Utilities Authority Water Revenue (New Jersey Water Project Notes)	5.000%	5/1/25	1,350	1,361
	Jersey City NJ BAN GO	4.500%	10/22/25	50,000	50,603
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,589
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	675	675
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,560	2,583
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	4,555	4,572
[9]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,175
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,740	1,757
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	6,120	6,357
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	5,780	6,007
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/29	1,035	1,005
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,000	5,280
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.490%	9/1/25	6,625	6,642
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	14,850	14,913
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	35,820	36,592
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,500	2,571
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,140
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	7,750	8,240
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	11,500	11,897
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/24	825	825
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,138
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/28	1,600	1,713
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	500	501
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/28	10,000	10,013
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,244
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,110	1,159
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	100	104
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,000	1,028
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,840	1,888
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	675	685
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	870	899
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/25	1,655	1,679
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/27	1,500	1,582
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	395	396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	437
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,397
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	455	463
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,586
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,000	2,039
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,445	1,519
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	498
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,680	3,792
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	524
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	560
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	591
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	625	643
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	1,560	1,575
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	1,535	1,555
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	1,865	1,926
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	1,850	1,974
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	1,350	1,460
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/27	2,555	2,685
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,500
27

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,409
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/26	1,585	1,583
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.440%	5/1/48	7,185	7,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,028
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	630	588
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	8,875	8,285
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,280	1,341
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	690	623
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,256
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,015	6,176
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,065	1,093
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,470	1,565
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	710	618
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	16,710	17,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	13,085	13,397
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,550	1,587
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,023
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	0.000%	12/15/24	360	358
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	0.000%	12/15/24	290	289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	5.000%	12/15/24	5,320	5,329
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,000	2,007
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	224
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,590	1,488
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	905
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,435	2,438
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	4,000	4,184
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	17,500	18,663
[3]	Newark NJ GO	5.000%	10/1/25	600	609
	North Bergen Township NJ BAN GO	4.500%	4/22/25	1,561	1,567
	Orange Township NJ BAN GO	4.250%	3/20/25	5,385	5,397
	Orange Township NJ BAN GO	4.750%	5/29/25	4,808	4,842
	Seaside Heights Borough NJ BAN GO	4.000%	3/26/25	1,610	1,612
	Somerville Borough NJ BAN GO	4.000%	1/28/25	2,197	2,199
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	840
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,198	1,201
	Tewksbury Township NJ BAN GO	4.500%	5/12/25	2,249	2,263
	Trenton NJ GO	4.500%	5/29/25	14,825	14,903
					485,701
New Mexico (1.1%)
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	0.875%	10/1/26	3,070	2,888
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	3.875%	6/1/29	2,305	2,344
	Farmington NM Industrial Revenue	1.800%	4/1/29	4,545	4,119
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	10,000	9,062
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	2,435	2,476
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	2,955	3,005
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	7,900	8,032
	New Mexico Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/26	6,500	6,717
	New Mexico Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/27	2,800	2,954
	New Mexico Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/28	1,000	1,074
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/25	4,000	4,041
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/26	1,000	1,033
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/27	1,750	1,846
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	503
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	16,810	16,976
[1,6]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	3.590%	11/7/24	6,100	6,100
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	303
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	5/1/25	3,750	3,749
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	76,205	76,726
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,495	1,478
					155,426
New York (10.8%)
[1]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	4.300%	11/1/24	3,800	3,800
	Albany NY BAN GO	4.500%	3/21/25	1,860	1,867
	Bath Central School District BAN GO	4.250%	6/27/25	12,600	12,656
	Binghamton NY BAN GO	4.000%	4/11/25	29,584	29,618
28

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	1,000	1,025
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,600	1,607
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	696
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,608
	Cazenovia Central School District BAN GO	4.500%	7/11/25	8,303	8,372
	Champlain Fire District BAN GO	4.250%	12/16/24	2,245	2,245
	Chenango Forks Central School District BAN GO	4.500%	6/27/25	17,235	17,359
	Chittenango Central School District BAN GO	4.500%	7/11/25	1,663	1,677
	Chittenango Central School District BAN GO	4.500%	7/11/25	17,500	17,640
	Cortland Enlarged City School District BAN GO	4.500%	7/11/25	16,570	16,676
	Cortland NY BAN GO	5.000%	11/8/24	14,433	14,435
	Cortland NY BAN GO	4.500%	5/16/25	3,400	3,411
	Cutchogue Fire District BAN GO	4.500%	5/7/25	6,250	6,273
	Depew Union Free School District BAN GO	5.000%	11/1/24	13,600	13,600
[1]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.300%	11/1/24	38,000	38,000
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	509
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,700	1,736
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,150	1,174
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	2,985	3,024
	Endicott NY BAN GO	5.250%	4/18/25	1,155	1,162
	Frankfort NY BAN GO	4.500%	3/19/25	2,750	2,752
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	235	235
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	619
	Greenport NY BAN GO	4.500%	8/1/25	1,000	1,006
	Hempstead Union Free School District BAN GO	4.500%	7/10/25	48,100	48,482
	Hempstead Union Free School District GO	4.500%	6/30/25	12,005	12,096
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,017
	Ithaca NY BAN GO	4.500%	2/14/25	11,110	11,126
	Ithaca NY BAN GO	4.500%	7/18/25	2,969	2,990
	Lloyd NY BAN GO	4.500%	2/7/25	1,221	1,223
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	19,866
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	6,100	6,104
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	29,950	29,150
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	19,550	18,689
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	7,110	6,945
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	9/1/38	49,400	49,239
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,670	5,677
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,120	1,120
[11]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	5,320	5,323
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,780	6,009
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	1,130	1,018
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	500	530
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	4,011
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/28	6,760	6,882
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	3,275	2,741
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,130	1,147
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,000	3,079
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,001
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	5,775	5,778
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	5,070	5,073
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	19,000	19,013
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	24,905	24,919
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.360%	11/7/24	3,600	3,600
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.360%	11/7/24	2,700	2,700
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.360%	11/7/24	2,840	2,840
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.360%	11/7/24	5,000	5,000
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.560%	11/7/24	7,150	7,150
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	3.920%	11/1/24	6,435	6,435
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.029%	11/1/32	3,000	3,000
[2]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	3.670%	11/1/31	9,500	9,488
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,085
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,087
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/24	1,265	1,266
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/25	450	455
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	750	774
	New Paltz NY BAN GO	4.500%	7/18/25	1,200	1,208
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	11,780	11,572
29

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	28,500	27,824
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	4,890	4,779
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,550	15,939
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	360	357
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,500	4,502
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	11,705	11,710
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	18,073
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,029
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	21,165	21,383
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	21,700	22,013
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	4,845	4,977
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.400%	11/1/24	23,100	23,100
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	2,440	2,547
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,495	1,510
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	4.150%	11/1/24	3,795	3,795
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,000	1,043
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,253
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,245	1,325
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,765	1,802
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue PUT TOB	3.390%	11/7/24	7,335	7,335
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	1,930	1,968
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	1,000	1,031
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/26	14,500	15,127
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,000	1,053
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	8,015	8,441
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	21,850	23,254
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	1,105	1,186
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	5/1/26	120	124
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/25	805	774
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/26	1,250	1,160
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,125	1,143
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/28	1,975	1,700
	New York NY GO	5.000%	8/1/25	1,500	1,501
	New York NY GO	5.000%	8/1/25	2,000	2,027
	New York NY GO	5.000%	8/1/25	1,875	1,901
	New York NY GO	5.000%	8/1/25	5,480	5,555
	New York NY GO	5.000%	8/1/26	5,000	5,181
	New York NY GO	5.000%	9/1/26	10,185	10,574
	New York NY GO	5.000%	11/1/26	2,560	2,669
	New York NY GO	5.000%	8/1/27	1,300	1,376
	New York NY GO	5.000%	8/1/27	6,975	7,383
	New York NY GO	5.000%	9/1/27	4,000	4,241
	New York NY GO	5.000%	4/1/28	6,955	7,450
	New York NY GO	5.000%	8/1/28	4,500	4,555
	New York NY GO	5.000%	8/1/28	1,900	1,946
	New York NY GO	5.000%	8/1/28	1,285	1,286
	New York NY GO	5.000%	8/1/28	12,285	13,235
	New York NY GO	5.000%	9/1/28	5,950	6,419
	New York NY GO	5.000%	8/1/29	7,805	8,532
	New York NY GO	5.000%	8/1/30	5,000	5,018
	New York NY GO	5.000%	8/1/30	1,000	1,004
	New York NY GO	5.000%	8/1/31	3,235	3,237
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	1,720	1,756
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,415	1,427
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	103
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/27	350	366
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	105
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	2,500	2,630
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/28	350	371
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,125	1,178
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	106
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,125	1,195
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/29	500	536
	New York State Dormitory Authority College & University Revenue VRDO	4.140%	11/7/24	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,012
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	640	648
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	8,870	9,079
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	585	602
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,765	2,881
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,040
30

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	1,041
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	4,700	4,984
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,000	1,053
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	3,100	3,338
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	533
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	1,230	1,239
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,480	3,488
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	6,130	6,212
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	12,146
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,010	1,043
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	320	357
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	375	423
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/27	1,000	1,001
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	1,975	2,006
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/29	1,020	1,004
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	8,160
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	4,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	3,845	3,845
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	1,305	1,278
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,825
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	625	601
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,734
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	6,190	6,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,710	1,658
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	1,105	1,066
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,885	2,724
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	1,940	1,823
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	24,300	22,557
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	14,080	13,692
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	10,605	10,331
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	2,405	2,405
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,240	3,246
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,635	5,643
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	2,000	2,006
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,410	28,417
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,170	55,744
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	6,860	6,766
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/28	7,510	7,513
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,035	1,042
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	3,045	3,055
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	55,000	55,662
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	4,000	4,002
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	70,855	71,371
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	8,250	8,286
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	22,000	22,050
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	3,630	3,666
[1]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	3.590%	11/7/24	22,500	22,500
[1]	New York State Housing Finance Agency Revenue TOB VRDO	4.400%	11/1/24	9,043	9,043
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,504
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,135	1,138
	Niagara Falls City School District BAN GO	4.500%	7/10/25	10,423	10,500
	North Syracuse Central School District BAN GO	4.250%	8/1/25	1,343	1,353
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.690%	11/1/24	24,700	24,700
	Ogdensburg NY BAN GO	4.500%	3/7/25	1,557	1,559
	Plattsburgh NY BAN GO	4.750%	11/15/24	18,775	18,781
	Sachem Central School District GO	4.000%	10/15/26	3,250	3,251
	Skaneateles NY BAN GO	4.250%	6/13/25	3,471	3,487
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	103
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,007
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,024
[6]	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/1/24	4,600	4,600
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	16,790	17,082
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,165	7,928
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	18,885	19,372
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.279%	4/1/26	6,350	6,343
31

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	2,630	2,659
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,000	1,020
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	517
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,070
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,110
	Tupper Lake Central School District BAN GO	4.500%	6/27/25	6,200	6,236
	Utica NY BAN GO	4.500%	1/24/25	10,000	10,018
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	2,565	2,571
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,230	1,244
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	650	664
	Vails Gate Fire District BAN GO	4.000%	3/28/25	5,500	5,501
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,946
	Waterloo Central School District BAN GO	4.500%	6/27/25	3,315	3,334
	Wellsville Central NY School District BAN GO	4.250%	6/27/25	3,355	3,369
	West Seneca NY BAN GO	4.000%	2/7/25	4,341	4,343
	Westhill Central School District BAN GO	4.250%	6/26/25	2,890	2,906
					1,563,592
North Carolina (1.8%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,497
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	11,195	11,624
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/26	5,210	5,400
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/28	7,390	7,971
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/30	1,875	1,897
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	4,490	4,494
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,360
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	5,455	5,460
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,680	3,684
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	5,550	5,938
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	1,960	1,779
[10]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,380	9,529
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,159	8,358
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,714	9,907
	Macon County NC Appropriations Revenue	5.000%	10/1/26	1,200	1,248
	Macon County NC Appropriations Revenue	5.000%	10/1/28	1,375	1,485
	Mecklenburg County NC GO	4.000%	4/1/29	5,000	5,096
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,680	2,843
	North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,293
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	6/1/28	900	907
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.500%	12/2/24	18,750	18,750
	North Carolina Central University College & University Revenue	5.000%	10/1/26	1,020	1,040
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,191
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/26	1,095	1,050
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	7/15/25	1,700	1,693
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/26	28,855	28,609
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	1,915	2,017
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	210
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	488
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	735
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	121
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	218
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/28	360	360
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/29	315	315
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/29	140	140
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	3,855	3,929
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,617
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	5,000	5,104
	Pender County NC Appropriations Revenue	5.000%	4/1/26	1,710	1,761
	Pender County NC Appropriations Revenue	5.000%	4/1/26	1,000	1,030
	Pender County NC Appropriations Revenue	5.000%	4/1/27	1,150	1,208
	Pender County NC Appropriations Revenue	5.000%	4/1/27	1,185	1,246
	Pender County NC Appropriations Revenue	5.000%	4/1/28	1,440	1,541
	Pender County NC Appropriations Revenue	5.000%	4/1/28	1,000	1,070
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,990
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,363
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.879%	12/1/34	2,270	2,268
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.879%	12/1/41	32,100	32,067
32

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.879%	12/1/41	6,550	6,543
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,677	6,900
	Wake County NC GO	5.000%	3/1/25	5,000	5,029
					259,359
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	11,140	11,137
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	125
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	160	161
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	415	425
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	207
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	250	263
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	266
	Horace ND GO	5.000%	5/1/26	450	459
	Horace ND GO	5.000%	5/1/28	480	500
	North Dakota Public Finance Authority Appropriations Revenue (Capital Fing Program)	5.000%	6/1/32	780	786
	North Dakota Public Finance Authority Intergovernmental Agreement Revenue (Capital Financing Program)	4.000%	6/1/32	1,450	1,445
					15,774
Ohio (2.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	325
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	505	511
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	254
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	570	588
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,725	1,792
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,825	1,932
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,000	1,001
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	20,807
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,055	6,447
	Bedford City School District GO	4.625%	3/6/25	1,625	1,630
	Blue Ash OH BAN GO	4.000%	3/26/25	3,990	3,995
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,225	1,279
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,000	6,453
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,000
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,203
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	590	592
	Cleveland OH GO	2.000%	12/1/24	350	349
	Cleveland OH GO	2.000%	12/1/26	500	487
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	655	681
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,000	1,001
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	233
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	2,370	2,436
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,500	2,576
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.030%	11/1/27	1,203	1,196
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	1,086	1,143
[1]	Columbus-Franklin County Finance Authority Tax Allocation Revenue (Easton Project)	5.000%	6/1/28	865	872
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	2,765	2,776
[1]	Cuyahoga County OH COP TOB VRDO	3.340%	11/7/24	4,155	4,155
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,900	1,954
[10]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,495	2,496
[10]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,104
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/25	375	377
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/26	625	632
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	3,045	3,053
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	3,500	3,642
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/27	3,770	4,000
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	4,050	4,361
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	475
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	502
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,000	2,019
[5]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.500%	2/3/25	9,435	9,435
[1,6]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.360%	11/7/24	11,395	11,395
	Lake County OH GO	4.000%	9/24/25	4,665	4,689
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/25	360	363
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/26	540	549
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/26	300	307
33

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/27	240	248
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/27	240	250
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/28	370	387
[5]	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/28	290	305
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	34,835	34,949
	Lorain County OH BAN GO	5.000%	12/7/24	1,030	1,031
	Lorain County OH BAN GO	4.375%	5/1/25	1,500	1,505
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,105	1,116
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,350	1,364
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,000	1,010
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	365	366
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	340	341
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	302
[4]	Midview Local School District COP	4.000%	11/1/24	1,205	1,205
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	3,050	3,051
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,700	2,739
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	258
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/27	3,000	3,203
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/28	4,000	4,345
	Ohio	5.000%	12/15/27	1,500	1,602
	Ohio	5.000%	12/15/28	1,250	1,358
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,650	11,766
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/29	600	588
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corporation Program)	3.250%	9/1/29	3,245	3,176
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Company Project) PUT	4.000%	6/1/27	10,500	10,638
	Ohio Appropriations Revenue	5.000%	12/15/26	1,000	1,045
	Ohio GO	5.000%	5/1/25	1,000	1,009
	Ohio GO	5.000%	5/1/27	1,000	1,055
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	280	283
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,062
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	1,745	1,750
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.600%	11/1/24	20,800	20,800
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	227
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	103
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	442
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/26	950	971
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/27	500	519
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/28	520	550
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	1,465	1,401
[2]	Ohio Higher Educational Facility Commission College & University Revenue SIFMA Municipal Swap Index Yield + 0.230%	3.470%	12/1/42	2,665	2,627
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/27	250	259
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	370	387
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	170
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	751
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	650
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	7/1/25	6,145	6,148
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ronez Manor Apartments Project) PUT	3.800%	5/1/25	5,650	5,650
[10]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/27	1,310	1,319
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	7,006
	Ohio Lease Special Obligation Revenue	5.000%	4/1/29	1,085	1,138
	Ohio Major New State Infrastracture Projetct Revenue	5.000%	12/15/26	2,500	2,613
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	12/1/27	2,395	2,558
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	4.000%	11/1/24	27,300	27,300
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	1,805	1,983
[3]	Toledo OH GO	5.000%	12/1/27	1,000	1,058
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	200	204
					299,208
34

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/26	1,025	1,058
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,175	1,222
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/29	1,000	1,028
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/30	1,000	1,028
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	5.000%	9/1/26	1,840	1,883
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,117
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,000	2,012
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,025	2,033
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/28	1,265	1,283
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,985	1,999
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	910	919
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.000%	12/1/28	1,300	1,318
	Stillwater Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	1,245	1,246
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,537
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	7/1/26	10,875	10,983
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	845	854
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	1,210	1,246
	University of Oklahoma College & University Revenue	3.400%	7/1/28	1,000	994
					43,760
Oregon (0.3%)
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	170
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,115	2,186
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,000	2,067
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	950	960
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	2,525	2,644
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	400	425
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.360%	11/7/24	4,000	4,000
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue, PUT	5.000%	3/1/25	7,150	7,153
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/26	1,000	1,032
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	910
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Anna Mann Apartments Project) PUT	0.750%	12/1/24	3,030	3,021
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	9,950	10,032
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	1,230	1,253
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	250	250
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	260	261
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	136
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	1,000	920
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/25	225	226
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/26	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Project)	5.000%	7/1/27	150	155
					37,903
Pennsylvania (3.7%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	486
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	418
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.664%	2/1/33	250	248
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	7,535	7,923
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	3.660%	11/15/24	1,000	1,000
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	3.720%	11/15/25	5,190	5,170
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	3.820%	11/15/26	2,000	1,981
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.940%	11/15/47	93,780	92,856
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	6,470	6,470
	Allegheny County PA GO	5.000%	12/1/31	1,000	1,001
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/26	1,350	1,408
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/27	625	665
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/28	535	579
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	875
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	970
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.579%	1/1/30	1,730	1,730
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.579%	7/1/31	1,815	1,815
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.579%	1/1/32	1,465	1,456
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	503
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	534
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/30	630	673
35

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/31	500	538
[4]	Bristol Township School District GO	5.000%	6/1/26	570	586
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	760	762
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/24	430	430
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	445	446
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	470	475
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	580	590
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	199
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	250
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/29	1,625	1,652
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/24	345	344
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/25	180	174
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/24	655	655
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,850	1,886
[1]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/29	345	367
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/27	770	781
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/26	1,100	1,133
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/27	1,675	1,755
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/28	875	929
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/29	925	993
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	180	179
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,200	1,277
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,255	1,263
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	1,000	1,001
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/28	1,000	1,023
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/29	1,420	1,452
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/30	1,000	1,023
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/25	1,215	1,218
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	4.250%	10/15/26	1,105	1,039
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	266
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/25	2,250	2,256
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/27	2,000	2,090
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	3.719%	3/1/57	3,000	2,989
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	3.640%	3/1/57	13,435	13,316
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	130	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	357
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	123
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	623
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	1,700	1,762
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	12,880	13,282
[1]	Jefferson County Hospital Authority PA Health, Hospital, Nursing Home Revenue BAN	4.500%	1/15/27	3,136	3,153
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	240	239
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	15	15
	Latrobe IDA College & University Revenue	5.000%	3/1/25	250	250
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,680	1,674
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/28	600	634
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/29	375	401
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/30	1,000	1,078
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/31	570	618
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	380
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	260
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	355	357
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,000	2,016
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,770	1,849
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,555	2,706
[3]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,688
	Manheim Central School District GO	1.000%	5/1/25	140	137
	Manheim Central School District GO	1.000%	5/1/26	60	57
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	435	447
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	956
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	317
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	492
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,590	1,675
36

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,300	1,334
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	1,500	1,562
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	580	579
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	300	299
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	140	140
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	10,390	10,601
[3]	Montour School District GO, Prere.	5.000%	10/1/25	3,170	3,222
[9]	Moon Area School District GO	5.000%	11/15/28	1,490	1,601
[2]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	3.800%	11/1/24	635	635
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/26	1,350	1,408
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/27	1,250	1,330
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/28	1,850	2,005
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/29	750	825
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/25	2,520	2,525
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/26	1,900	1,935
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,012
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	235	236
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	240
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	320	329
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	325	334
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	300	320
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	485	518
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,225	1,226
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	3.660%	11/15/24	1,000	1,000
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	3.720%	11/15/25	1,750	1,753
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	3.820%	11/15/26	1,820	1,817
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.940%	11/15/47	28,915	28,921
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.940%	5/15/53	60,000	60,051
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	310	319
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/27	1,325	1,335
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	650	669
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/26	1,620	1,629
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,530	2,547
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	203
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	320	324
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,423
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	194
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,146
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	258
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	215	224
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	116
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,000	1,014
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,547
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	971
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	875	884
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,175	3,179
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	585	612
[2]	Pennsylvania Turnpike Commission Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.090%	7/15/41	76,500	76,520
[1,3]	Philadelphia City PA Water & Wastewater Water Revenue TOB VRDO	3.360%	11/7/24	11,250	11,250
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	4,235	4,377
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	1,500	1,580
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	585	626
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,000	1,032
[1]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/29	750	753
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/25	130	131
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/26	140	142
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	850	873
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	560
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	398
37

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	315
[3]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/26	1,550	1,615
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural and Commercial Corridors Program)	5.000%	12/1/28	1,750	1,782
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,625	4,854
[1,2,3]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.174%	9/1/40	19,500	19,034
[9]	Pocono Mountain School District GO	5.000%	12/15/26	1,725	1,794
[9]	Pocono Mountain School District GO	5.000%	12/15/27	1,790	1,892
[9]	Pocono Mountain School District GO	5.000%	12/15/28	2,710	2,908
	School District of Philadelphia GO	5.000%	9/1/25	1,000	1,012
	School District of Philadelphia GO	5.000%	9/1/25	1,070	1,083
	School District of Philadelphia GO	5.000%	9/1/25	2,705	2,739
	School District of Philadelphia GO	5.000%	9/1/26	1,120	1,156
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,697
	School District of Philadelphia GO	5.000%	9/1/27	115	121
	School District of Philadelphia GO	5.000%	9/1/27	2,285	2,352
	School District of Philadelphia GO	5.000%	9/1/27	1,180	1,239
	School District of Philadelphia GO	5.000%	9/1/27	1,340	1,407
	School District of Philadelphia GO	5.000%	9/1/28	2,252	2,315
	School District of Philadelphia GO	5.000%	9/1/28	1,240	1,322
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,066
[3]	Scranton PA GO	5.000%	11/15/25	400	407
[3]	Scranton PA GO	5.000%	11/15/27	385	404
[3]	Scranton PA GO	5.000%	11/15/28	770	817
[3]	Scranton PA GO	5.000%	11/15/29	625	670
	Scranton PA School District GO	5.000%	12/1/25	1,000	1,017
	Scranton PA School District GO	5.000%	12/1/27	1,400	1,468
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	605
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	110	112
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	171
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	164
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	300	304
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	325	336
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	375	395
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	930	938
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,250	1,292
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	500	490
	Westmoreland County PA GO	5.000%	8/15/28	1,000	1,067
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	622
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	404
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	132
[4]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,292
	York County PA GO	5.000%	6/1/26	1,650	1,701
	York County PA GO	5.000%	6/1/27	1,000	1,052
	York County PA GO	5.000%	6/1/28	1,000	1,072
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	3,375	3,443
					532,943
Puerto Rico (1.7%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	78,504	79,341
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	75,097	78,150
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	37,819	40,683
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	10,580	10,666
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,705	1,714
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	850	855
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,570	1,579
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	4,095	4,264
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,415	2,535
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	3,660	3,842
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	13,090	13,812
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	2,990	2,991
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,415	1,444
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,347	2,114
					243,990
Rhode Island (0.2%)
	Pawtucket RI BAN GO	4.500%	10/24/25	5,000	5,036
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	506
38

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/27	600	631
[9]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/28	400	427
[3]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/26	1,500	1,513
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,330
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	125	126
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,962
[4]	Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	5.000%	5/15/28	1,000	1,067
[4]	Rhode Island Health and Educational Building Corp. Intergovernmental Revenue	4.250%	5/15/29	1,000	1,021
[10]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	3,460	3,461
[10]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/27	6,430	6,402
					27,482
South Carolina (1.8%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	1,000	1,044
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27	500	532
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	665	720
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,055	6,192
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	945	945
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	11,105	11,831
[10]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Gordon Street Mill Project) PUT	5.000%	10/1/25	12,682	12,847
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,002
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/27	1,055	1,095
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	2,250	2,272
	South Carolina Association of Governmental Organizations COP	5.000%	2/28/25	94,028	94,447
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,500	1,508
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	325	336
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,600	1,692
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/29	1,185	1,179
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	325	339
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	30,435	30,831
[1,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	9,655	9,655
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	4,000	4,000
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,104
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	435
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	1,951
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	190
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	400	406
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	200	208
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	475	494
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	900	936
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	500	530
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	650	689
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	500	537
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	645
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	650	698
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.360%	11/7/24	3,820	3,820
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.360%	11/7/24	4,500	4,500
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.360%	11/7/24	12,000	12,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.380%	11/7/24	5,000	5,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.380%	11/7/24	16,000	16,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.380%	11/7/24	5,000	5,000
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	50
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	1,530	1,531
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	1,500	1,501
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	4,100	4,101
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	540	555
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	1,160	1,170
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	1,020	1,047
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/27	1,750	1,730
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,172
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	584
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	30	31
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	204
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,000	1,061
					256,367
39

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/27	725	735
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	289
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,026
					2,060
Tennessee (2.6%)
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	566
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	500	500
	Columbia TN GO	5.000%	12/1/26	1,310	1,367
	Columbia TN GO	5.000%	12/1/28	1,510	1,636
	Dickson Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	3,625	3,583
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	513
	Hamilton County TN GO	5.000%	5/1/26	3,650	3,762
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,455	1,463
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,745	1,760
[10]	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/25	5,431	5,486
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,000	1,003
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/27	1,500	1,487
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	17,362	17,671
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	11,721	11,929
[10]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,520
[10]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,753
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	1,500	1,567
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/27	1,500	1,598
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/28	1,250	1,355
	Memphis TN GO	5.000%	4/1/26	3,565	3,665
	Memphis TN GO	5.000%	10/1/26	3,560	3,704
	Memphis TN GO	5.000%	4/1/27	3,565	3,750
	Memphis TN GO	5.000%	10/1/27	3,560	3,784
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/26	350	359
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	12,930	13,809
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,765	1,773
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (North View Project) PUT	3.850%	2/1/25	7,396	7,386
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,000	4,978
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,781	20,964
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,940	15,381
[1,3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB	3.390%	7/1/31	9,100	9,100
[1,3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.390%	11/7/24	3,665	3,665
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue CP	3.350%	11/14/24	24,000	24,000
	Montgomery County TN GO	4.000%	4/1/25	500	500
	Rutherford County TN GO	5.000%	4/1/25	1,000	1,007
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	8,100	8,599
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/24	575	576
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	600	609
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/26	750	772
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/27	975	1,023
	Tennergy Corp. Natural Gas Revenue	5.000%	6/1/28	285	300
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/28	1,100	1,169
	Tennergy Corp. Natural Gas Revenue	5.000%	6/1/29	860	911
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/29	2,000	2,152
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	6,755	6,811
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	14,320	14,334
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	253
40

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	2,205	2,234
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	4,050	4,138
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	6,975	7,123
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	33,940	35,291
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	88,690	88,984
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	227
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	262
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	261
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	212
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	3,035	3,141
	Wilson County TN GO	5.000%	4/1/27	2,745	2,892
	Wilson County TN GO	5.000%	4/1/28	2,880	3,092
					374,210
Texas (11.3%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,213
[15]	Aldine Independent School District GO	5.000%	2/15/29	1,525	1,594
[15]	Aldine Independent School District GO	4.000%	2/15/30	1,175	1,186
[15]	Aldine Independent School District GO	4.000%	2/15/31	12,120	12,137
[15]	Aledo Independent School District GO	5.000%	2/15/25	750	753
	Allen TX GO	5.000%	8/15/26	815	843
	Allen TX GO	5.000%	8/15/27	400	423
	Allen TX GO	5.000%	8/15/28	755	811
[15]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	3,900	3,857
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/27	1,000	984
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	390	396
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/29	1,400	1,502
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/30	1,450	1,575
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/31	2,000	2,187
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,000	1,000
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,261
[15]	Arlington TX Independent School District GO	5.000%	2/15/26	2,200	2,256
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	2,120	2,214
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	400	418
	Austin Community College District GO	5.000%	8/1/25	3,000	3,040
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	325	325
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/27	13,500	13,499
	Austin TX GO	5.000%	9/1/26	1,160	1,206
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	1,375	1,433
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/30	1,000	1,016
[15]	Barbers Hill Independent School District GO	5.000%	2/15/26	360	369
[15]	Barbers Hill Independent School District GO	5.000%	2/15/27	450	471
[15]	Barbers Hill Independent School District GO	5.000%	2/15/28	300	320
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/25	350	354
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/26	300	310
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	425	448
	Bexar County Hospital District GO	5.000%	2/15/25	600	603
	Bexar County Hospital District GO	5.000%	2/15/26	625	640
	Bexar County Hospital District GO	5.000%	2/15/27	350	366
	Bexar Management And Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/28	7,250	7,204
[15]	Birdville Independent School District GO	5.000%	2/15/26	1,000	1,027
[15]	Birdville Independent School District GO	5.000%	2/15/27	1,000	1,047
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/26	8,165	8,227
[15]	Bryan Independent School District GO	5.000%	2/15/25	14,380	14,444
[15]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,590	5,552
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.480%	6/1/25	3,500	3,494
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/27	3,125	3,109
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	2,555	2,621
[8]	Cedar Hill Independent School District GO	0.000%	8/15/26	3,570	3,364
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,000	1,002
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	958
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	635	643
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	400	405
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	14,305	14,330
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/27	23,600	23,992
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,265	2,290
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/28	625	625
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	1,140	1,140
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	3,150	3,150
41

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	1,000	1,000
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	1,000	1,000
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	19,500	20,825
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/28	1,485	1,587
[15]	Clear Creek Independent School District GO	4.000%	2/15/32	2,500	2,504
[15]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,480	6,488
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	720	725
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	466
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	1,500	1,520
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	1,285	1,329
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	8/15/26	500	506
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	990	1,028
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	1,800	1,898
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	1,000	1,071
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	1,375	1,494
[15]	Comal Independent School District GO	4.000%	2/1/34	1,500	1,501
[15]	Conroe Independent School District GO	5.000%	2/15/25	1,150	1,155
[15]	Conroe Independent School District GO	5.000%	2/15/26	2,000	2,052
[15]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,479
	Corpus Christi TX GO	4.000%	3/1/30	1,860	1,863
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	329
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,780	1,788
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,785	1,832
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	2,020	2,073
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,285	1,346
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,625	1,702
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	2,325	2,309
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	655	681
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,175	1,247
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	805	869
[10]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,750	2,794
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	5,175	5,174
[10]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,165	2,194
[10]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	842	866
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,665	1,723
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	938	984
	Dallas Independent School District GO	5.000%	2/15/25	1,000	1,004
[15]	Dallas Independent School District GO	5.000%	2/15/27	3,485	3,503
	Dallas TX GO	5.000%	2/15/27	7,605	7,964
	Dallas TX GO	5.000%	2/15/28	2,000	2,133
	Dallas TX GO	5.000%	2/15/29	2,505	2,515
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,375	1,382
[1]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	7,685	7,707
[1]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	54,270	54,489
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,275	2,282
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/27	1,625	1,704
[15]	Eagle Mountain & Saginaw Independent School District PUT GO	4.000%	8/1/27	2,375	2,427
	Ector County Hospital District GO	5.000%	9/15/25	500	502
[15]	Ector County Independent School District GO PUT	4.000%	8/15/27	27,680	28,305
	El Paso County Hospital District GO	5.000%	8/15/25	1,070	1,076
[9]	El Paso County Hospital District GO	5.000%	8/15/26	1,100	1,134
[9]	El Paso County Hospital District GO	5.000%	8/15/28	1,000	1,067
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	573
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	174
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,067
	Fort Bend County TX GO	5.000%	3/1/29	1,030	1,056
[15]	Fort Bend Independent School District GO	5.000%	8/15/28	1,780	1,915
[15]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	4,250	4,161
[15]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	2,765	2,601
[15]	Fort Worth Independent School District GO	5.000%	2/15/26	120	121
[15]	Frisco Independent School District GO	0.000%	8/15/26	4,690	4,435
[15]	Frisco Independent School District GO	2.500%	8/15/27	1,460	1,410
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/27	550	577
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/29	300	324
[15]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,664
[15]	Georgetown Independent School District GO	5.000%	2/15/25	6,410	6,438
[15]	Georgetown Independent School District GO	5.000%	2/15/27	500	523
[15]	Georgetown Independent School District GO	5.000%	8/15/29	3,055	3,227
[1,3]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	3.340%	11/7/24	11,625	11,625
42

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,145
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	17,825	18,863
[1,4]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	3.360%	11/7/24	2,420	2,420
[4]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/27	845	882
[4]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/28	1,175	1,249
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/25	1,290	1,296
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/28	1,635	1,690
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,018
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,077
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,000	1,086
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,000	1,005
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	555	564
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,926
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,505	13,980
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	1,000	1,065
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.090%	7/1/49	5,265	5,267
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,044
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,500	1,526
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	2,180	2,272
	Harris County TX GO	5.000%	10/1/28	3,640	3,693
	Harris County TX Highway Revenue	5.000%	8/15/28	1,500	1,550
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/27	1,185	1,255
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/24	2,835	2,830
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	860	861
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,440	1,441
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/26	4,425	4,119
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/25	1,000	1,005
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/26	1,100	1,128
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/27	1,000	1,048
[1]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	35	34
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	3,000	3,040
[10]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,155	7,290
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/28	1,850	1,865
[15]	Houston Independent School District GO	4.000%	2/15/30	1,650	1,629
[15]	Houston Independent School District GO	4.000%	2/15/32	15,000	14,734
[15]	Houston Independent School District GO	4.000%	2/15/33	4,465	4,375
[15]	Houston Independent School District GO PUT	3.500%	6/1/25	10,200	10,211
[15]	Houston Independent School District GO PUT	4.000%	6/1/25	4,135	4,151
[3]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/26	3,825	3,581
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	1,140	1,233
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/29	22,705	22,708
	Houston TX GO	5.000%	3/1/25	850	855
	Houston TX GO	5.000%	3/1/26	1,465	1,503
	Houston TX GO	5.000%	3/1/27	6,225	6,525
	Houston TX GO	5.000%	3/1/27	285	299
	Houston TX GO	5.000%	3/1/28	415	443
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/27	1,500	1,536
[15]	Hutto Independent School District GO	5.000%	8/1/25	400	405
[15]	Hutto Independent School District GO	5.000%	8/1/26	275	284
[15]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	3,013
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	500	511
[15]	Irving Independent School District GO	4.000%	2/15/30	8,000	8,025
	Irving TX GO	5.000%	9/15/26	6,055	6,297
	Irving TX GO	5.000%	9/15/27	6,055	6,426
[15]	Joshua Independent School District GO	5.000%	8/15/26	540	558
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/26	62	60
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	3,500	3,672
[15]	Katy Independent School District GO	5.000%	2/15/25	20,000	20,092
[15]	Katy Independent School District GO	4.000%	2/15/31	1,125	1,127
[15]	Katy Independent School District GO	4.000%	2/15/32	1,470	1,472
[15]	Katy Independent School District PUT GO	4.000%	8/15/26	5,000	5,068
[15]	Kilgore Independent School District PUT	2.000%	8/15/25	755	746
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	530	539
	Lake Travis Independent School District GO	5.000%	2/15/26	1,325	1,357
	Laredo TX GO	5.000%	2/15/26	1,000	1,024
[5]	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/25	9,075	9,072
	Leander TX GO	5.000%	8/15/26	2,395	2,483
	Leander TX GO	5.000%	8/15/26	1,200	1,244
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,487	9,627
43

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Lewisville Independent School District GO	4.000%	8/15/26	12,160	12,228
[15]	Little Elm Independent School District GO	5.000%	8/15/26	4,530	4,698
[15]	Little Elm Independent School District GO	5.000%	8/15/27	3,000	3,181
[15]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	445
[15]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,000	5,010
[15]	Longview Independent School District GO	5.000%	2/15/26	2,250	2,309
[15]	Longview Independent School District GO	5.000%	2/15/27	1,250	1,309
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,125	1,135
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	2,200	2,268
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	19,550	20,298
[9]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,050	1,083
[9]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,835	1,930
[9]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	1,205	1,289
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,080	4,084
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	2,225	2,243
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,530	1,542
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	3.360%	11/7/24	13,600	13,600
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30	6,750	6,757
[15]	Mabank Independent School District GO	5.000%	8/15/26	600	621
[15]	Mabank Independent School District GO	5.000%	8/15/27	275	291
[15]	Mabank Independent School District GO	5.000%	8/15/28	385	413
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/28	18,350	18,343
[15]	Mansfield Independent School District GO	5.000%	2/15/25	5,500	5,524
	Mansfield TX GO	5.000%	2/15/25	1,000	1,005
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Company Project)	4.000%	6/1/30	3,005	3,006
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Company Project)	4.000%	6/1/30	2,000	2,001
[15]	McKinney Independent School District GO	5.000%	2/15/26	900	923
[15]	McKinney Independent School District GO	5.000%	2/15/27	750	786
[15]	McKinney Independent School District GO	5.000%	2/15/28	750	800
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	385
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	2,360	2,424
[15]	Melissa Independent School District GO	5.000%	2/1/27	500	523
[15]	Melissa Independent School District GO	5.000%	2/1/28	500	532
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/27	3,500	3,507
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	100	99
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/29	1,585	1,601
[5,15]	Montgomery Independent School District GO	5.000%	2/15/26	2,500	2,559
[5,15]	Montgomery Independent School District GO	5.000%	2/15/27	7,345	7,683
[5,15]	Montgomery Independent School District GO	5.000%	2/15/28	2,590	2,759
[15]	New Caney Independent School District PUT GO	4.000%	8/15/27	3,610	3,689
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	2,000	1,994
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	3,150	3,150
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,720	3,720
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/25	640	638
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminister Manor Project)	5.000%	11/1/25	1,050	1,059
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	2,000	2,013
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,275	1,305
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,290	1,321
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	2,445	2,503
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,880	1,911
[15]	North East TX Independent School District GO PUT	3.750%	8/1/27	4,310	4,357
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/28	3,695	3,979
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	445	445
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	10,000	10,024
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	495	496
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	650	651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,250	3,321
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,160	1,185
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,005
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,020	1,038
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,525	3,682
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,090
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,045	1,091
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,290	1,316
44

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	625	665
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	3,900	3,909
[15]	Northside Independent School District GO	5.000%	8/15/26	3,215	3,259
[15]	Northside Independent School District GO	5.000%	8/15/27	1,000	1,061
[15]	Northside Independent School District GO PUT	0.700%	6/1/25	22,860	22,392
[15]	Northside Independent School District GO PUT	3.000%	8/1/26	30,225	30,012
[15]	Northside Independent School District GO PUT	2.000%	6/1/27	1,925	1,851
[15]	Northside Independent School District GO PUT	3.450%	8/1/27	7,780	7,824
[15]	Northwest Independent School District GO	5.000%	2/15/26	300	308
[15]	Northwest Independent School District GO	5.000%	2/15/27	360	377
[15]	Northwest Independent School District GO	5.000%	2/15/28	480	512
[15]	Pasadena Independent School District GO PUT	3.230%	8/15/27	50,000	49,909
[4]	Pearland TX GO	5.000%	3/1/30	1,430	1,464
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/28	1,100	1,144
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/25	1,250	1,255
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/26	1,220	1,249
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/26	1,060	1,085
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	1,200	1,256
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	500	523
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	950	1,013
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/28	1,000	1,077
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	1,964
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/30	4,825	4,878
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/26	1,000	1,040
[15]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,610	7,585
[15]	Prosper Independent School District GO PUT	4.000%	8/15/26	2,725	2,749
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	11,350	11,113
[15]	Rankin Independent School District GO	5.000%	2/15/26	2,750	2,814
[15]	Rankin Independent School District GO	5.000%	2/15/27	1,000	1,046
[15]	Rankin Independent School District GO	5.000%	2/15/28	1,000	1,065
[15]	Richardson Independent School District GO	5.000%	2/15/25	2,820	2,832
[15]	Richardson Independent School District GO	5.000%	2/15/25	4,750	4,770
	Round Rock Independent School District GO	5.000%	8/1/26	2,000	2,072
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	385	399
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/25	1,000	1,004
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/26	1,000	1,025
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/27	1,000	1,045
	San Angelo TX GO	2.000%	2/15/25	2,720	2,700
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	5,660	5,672
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/27	800	796
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/27	2,900	3,037
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/25	2,585	2,624
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,610	1,684
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	2,125	2,223
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	2,000	2,132
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	27,875	27,832
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	30,745	30,698
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	11,360	11,076
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,825	1,703
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,255	10,254
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	1,365	1,284
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.110%	2/1/48	42,500	42,455
	San Antonio TX GO	5.000%	2/1/26	590	593
	San Antonio TX GO	5.000%	2/1/26	6,490	6,656
	San Antonio TX GO	5.000%	2/1/26	4,125	4,230
	San Antonio TX GO	5.000%	2/1/27	465	488
	San Antonio TX GO	5.000%	2/1/27	475	498
	San Antonio TX GO	5.000%	2/1/27	2,000	2,097
	San Antonio TX GO	5.000%	2/1/28	500	535
	San Antonio TX GO	5.000%	2/1/28	1,000	1,070
[15]	San Antonio TX Independent School District GO	5.000%	8/15/26	1,000	1,014
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,030	1,087
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,650	1,741
	San Antonio Water System Water Revenue	5.000%	5/15/28	1,550	1,667
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,730	10,971
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	3.890%	5/1/44	60,175	60,074
	San Patricio County TX GO	5.000%	4/1/27	135	141
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/27	5,500	5,551
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	150	154
45

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Southwest Independent School District GO	5.000%	2/1/27	1,165	1,219
[15]	Southwest Independent School District GO	5.000%	2/1/28	1,000	1,068
[15]	Spring Branch Independent School District GO	5.000%	2/1/25	6,800	6,825
[15]	Spring Branch Independent School District GO	4.000%	2/1/30	7,760	7,770
[15]	Spring Independent School District GO	5.000%	8/15/26	900	932
	Spring Independent School District GO	5.000%	8/15/26	1,805	1,867
[15]	Spring Independent School District GO	5.000%	8/15/27	1,250	1,321
	Spring Independent School District GO	5.000%	8/15/27	290	306
[15]	Spring Independent School District GO	5.000%	8/15/28	1,250	1,342
[15]	Spring Independent School District GO	4.000%	8/15/30	9,240	9,277
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,759	21,334
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	3,000	2,998
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	805
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,520	1,535
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	694
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,049
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	320
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,066
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,800	1,947
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/26	780	805
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/27	1,160	1,218
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/28	430	458
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/29	450	487
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,650	6,799
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	8/1/50	59,510	59,343
	Tarrant County Hospital District GO	5.000%	8/15/25	425	431
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	333	348
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,590
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/26	3,750	3,742
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/27	13,000	12,976
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	7,466	7,386
	Texas GO	5.000%	10/1/26	20,000	20,825
	Texas GO	5.000%	10/1/27	16,750	17,799
	Texas GO	5.000%	10/1/28	14,915	16,123
	Texas GO	4.000%	10/1/31	10,600	10,606
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	2,000	2,002
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	635	656
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	9,085	9,336
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	4,800	4,807
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	2,960	2,994
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,369
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	3,725	3,867
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,465	5,718
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/25	1,125	1,127
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/25	750	751
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	1,315	1,337
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	750	762
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/27	750	776
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	650
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	251
[4]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	480	483
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	264
[4]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	620	645
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,039
[10]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,189
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,765	1,774
[1,3]	Texas State Technical College & University Revenue TOB VRDO	3.440%	11/6/24	7,040	7,040
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	26,078
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,500	1,511
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,250	1,260
	Texas Water Development Board Water Revenue	5.000%	8/1/25	1,350	1,368
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,730
	Texas Water Development Board Water Revenue	5.000%	4/15/27	2,500	2,631
	Texas Water Development Board Water Revenue	5.000%	10/15/27	5,000	5,317
	Texas Water Development Board Water Revenue	4.000%	10/15/32	1,910	1,921
46

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Tomball Independent School District GO	4.000%	2/15/30	1,780	1,782
[15]	Tomball Independent School District GO	4.000%	2/15/31	1,000	1,001
[15]	Tomball Independent School District GO	4.000%	2/15/32	1,575	1,577
	Travis County TX GO	5.000%	3/1/27	3,000	3,018
	Travis County TX GO	5.000%	3/1/27	1,025	1,076
	Travis County TX GO	4.000%	3/1/30	845	845
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,501
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,528
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/25	765	768
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/28	350	377
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/29	400	437
[15]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,547
					1,627,736
Utah (0.1%)
	Davis School District GO	5.000%	6/1/26	2,910	3,005
[3]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/32	755	766
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	3.500%	6/15/25	100	99
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	4.000%	6/15/30	520	509
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	11,330	11,605
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/27	1,000	1,008
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (State Facilities Master Lease Program)	5.000%	5/15/26	2,000	2,001
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/25	500	504
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/27	600	629
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	630	660
					20,786
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	5.000%	5/1/28	250	254
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/30	1,000	1,001
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	595	596
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,098
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/27	1,605	1,710
					8,659
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	2,325	2,351
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,945	3,013
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	5,420	5,590
					10,954
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	393
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	899
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,920	2,980
	Bristol VA BAN GO	5.000%	9/1/27	7,750	7,862
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,240	1,260
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	2,095	2,169
	Fairfax County Water Authority Water Revenue	4.000%	4/1/28	3,360	3,458
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,000
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric and Power Company Project) PUT	3.800%	5/28/27	3,500	3,562
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,375	2,389
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	680	723
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	870	867
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	355
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	310	310
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	4,070	3,918
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,785	2,829
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	429
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/29	1,925	1,905
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	3,345	3,573
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,535
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	5,000	5,118
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	751
	Virginia Beach Development Authority Appropriations Revenue	5.000%	3/1/25	1,925	1,936
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,065	2,140
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/25	1,635	1,627
47

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	550	558
[8]	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/26	3,620	3,456
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/27	4,435	4,105
[5]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	4/1/26	7,500	7,499
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/28	2,855	2,873
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	9/1/28	6,100	6,078
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/28	7,445	7,491
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/29	10,585	10,368
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.900%	7/1/25	18,550	18,550
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	5,000	5,189
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,515	1,539
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,980	2,055
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/28	1,600	1,629
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/25	6,590	6,711
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	220
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	228
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	322
[1,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.590%	11/7/24	3,860	3,860
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	800	802
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,180	1,204
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	850	885
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,625	2,527
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.800%	5/28/27	2,250	2,290
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,120	2,153
					147,094
Washington (2.3%)
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	4.250%	11/1/24	9,495	9,495
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	3.440%	11/1/45	5,305	5,258
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/26	1,835	1,877
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,615	1,721
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	750	768
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	17,245	16,945
	Grant County Public Utility District No. 2 Electric Power & Light Revenue(Priest Rapids Hydroelectric Project)	5.000%	1/1/27	2,000	2,093
	Grant County Public Utility District No. 2 Electric Power & Light Revenue(Priest Rapids Hydroelectric Project)	5.000%	1/1/28	1,500	1,601
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	134
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	6,760	6,889
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,345	1,392
	King County Public Hospital District No. 1 GO	5.000%	12/1/30	1,000	1,029
	King County School District No. 403 Renton GO	5.000%	12/1/24	2,000	2,003
	King County School District No. 409 Tahoma GO	5.000%	12/1/24	725	726
	King County School District No. 409 Tahoma GO	5.000%	12/1/26	1,180	1,233
	King County School District No. 409 Tahoma GO	5.000%	12/1/27	1,750	1,866
	King County WA Sewer Revenue	5.000%	7/1/26	1,315	1,315
	King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,255
	King County WA Sewer Revenue	4.000%	7/1/34	3,000	3,000
	King County WA Sewer Revenue PUT	0.875%	1/1/26	2,825	2,735
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.470%	1/1/40	32,240	31,906
[5,9]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/26	500	515
	North Thurston Public Schools GO	5.000%	12/1/26	1,105	1,155
	North Thurston Public Schools GO	5.000%	12/1/27	1,000	1,066
	North Thurston Public Schools GO	5.000%	12/1/28	2,125	2,305
	Pierce County School District No. 10 Tacoma GO	5.000%	12/1/27	6,285	6,698
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,000	3,063
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,070	3,135
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	4,250	4,340
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	3,625	3,645
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	665	683
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	840	880
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	875	934
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,624
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,150	4,195
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,116
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/29	1,730	1,730
	Seattle WA GO	4.000%	5/1/29	360	360
[6]	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	11/1/24	10,050	10,050
48

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.490%	5/1/45	9,025	8,867
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,015
	Spokane WA GO	4.000%	12/1/29	1,535	1,536
	University of Washington College & University Revenue PUT	4.000%	8/1/27	13,075	13,310
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	5.000%	10/1/27	1,055	1,086
	Washington COP	5.000%	7/1/30	4,415	4,641
	Washington GO	5.000%	6/1/25	8,425	8,511
	Washington GO	5.000%	6/1/25	5,005	5,056
	Washington GO	5.000%	8/1/25	1,230	1,247
	Washington GO	4.000%	7/1/26	52,230	53,066
	Washington GO	5.000%	7/1/26	5,355	5,372
	Washington GO	5.000%	2/1/27	1,000	1,025
	Washington GO	5.000%	6/1/27	2,440	2,574
	Washington GO	4.000%	7/1/27	2,500	2,578
	Washington GO	5.000%	8/1/27	6,620	7,007
[11]	Washington GO	0.000%	12/1/27	3,625	3,301
	Washington GO	5.000%	2/1/28	3,000	3,012
[11]	Washington GO	0.000%	12/1/28	4,180	3,683
	Washington GO	5.000%	2/1/29	1,750	1,792
	Washington GO	5.000%	7/1/29	3,790	3,873
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	504
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	227
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	935	961
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	411
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,051
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	350	368
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,640	2,754
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	1,085	1,089
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,570	1,596
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	4.640%	1/1/35	4,775	4,777
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	490
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	13,180	13,300
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/26	285	291
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	825	806
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,775	2,831
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/29	4,000	4,000
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	1,300	1,347
[5]	Washington State University College & University Revenue	5.000%	4/1/27	1,160	1,211
	Washington State University College & University Revenue	5.000%	4/1/29	1,000	1,007
[5]	Washington State University College & University Revenue	5.000%	4/1/29	1,275	1,373
					325,832
West Virginia (0.2%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	462
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.750%	6/1/25	1,690	1,690
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	5,100	4,856
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	5,335	5,292
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,885	1,886
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	875	876
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,300	1,301
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	900	901
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.390%	11/7/24	9,515	9,515
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue (Five Points Project) PUT	5.000%	3/1/26	2,300	2,347
					29,126
Wisconsin (2.8%)
	Dane County WI GO	4.000%	6/1/26	12,245	12,452
	Dane County WI GO	4.000%	6/1/27	12,750	13,143
	Dane County WI GO	4.000%	6/1/28	13,275	13,827
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,539
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,051
[3]	Milwaukee WI GO	5.000%	4/1/25	3,360	3,380
	Milwaukee WI GO	5.000%	4/1/25	3,045	3,061
	Milwaukee WI GO	4.000%	3/15/26	3,330	3,337
	Milwaukee WI GO	5.000%	4/1/26	1,000	1,022
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,618
49

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Milwaukee WI GO	5.000%	4/1/26	1,355	1,389
[4]	Milwaukee WI GO	5.000%	12/1/26	3,750	3,895
[4]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,369
[3]	Milwaukee WI GO	5.000%	4/1/27	1,340	1,401
[4]	Milwaukee WI GO	5.000%	4/1/27	7,370	7,703
[4]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,526
[4]	Milwaukee WI GO	5.000%	12/1/27	3,755	3,973
	Milwaukee WI GO	5.000%	4/1/28	1,285	1,352
[4]	Milwaukee WI GO	5.000%	4/1/28	1,315	1,397
[4]	Milwaukee WI GO	5.000%	12/1/28	3,755	4,029
[3]	Monroe School District WI GO	5.000%	3/1/27	160	167
[3]	Monroe School District WI GO	5.000%	3/1/28	250	265
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,045
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/25	315	313
[1]	Public Finance Authority Charter School Aid Revenue	4.125%	6/15/29	340	334
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/30	305	305
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/25	235	236
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/25	425	427
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/26	245	248
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/27	435	442
	Public Finance Authority College & University Revenue	5.000%	4/1/28	1,025	1,051
	Public Finance Authority College & University Revenue	5.000%	4/1/29	1,155	1,191
	Public Finance Authority College & University Revenue	5.250%	10/1/29	1,825	1,875
	Public Finance Authority College & University Revenue	5.250%	10/1/30	1,925	1,969
	Public Finance Authority College & University Revenue (Campus Development Project)	5.000%	3/1/28	3,910	4,001
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	12,010	11,987
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	540	541
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	460	463
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	575	575
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	452
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	695	689
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	3,500	3,550
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	15,355	15,331
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	8,922	8,849
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	12,000	11,882
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	545	547
	Verona Area School District GO, Prere.	4.000%	4/1/26	2,770	2,809
	Waukesha WI GO	2.000%	10/1/25	1,335	1,311
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,652
	Wisconsin GO	5.000%	5/1/26	9,720	10,014
[5]	Wisconsin GO	5.000%	5/1/26	12,040	12,316
[5]	Wisconsin GO	5.000%	5/1/27	6,865	7,183
[5]	Wisconsin GO	5.000%	5/1/28	2,735	2,917
[5]	Wisconsin GO	5.000%	5/1/29	2,430	2,637
[2]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	3.660%	5/1/25	6,845	6,845
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,230	1,231
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	695	695
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,095	1,099
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	1,800	1,801
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	4,270	4,523
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	400	409
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,500	2,503
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,410	1,411
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,023
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	2,735	2,737
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/29/25	725	727
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,303
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,635	2,700
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	9,125	9,306
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	2,000	2,044
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,930	3,006
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,000	4,315
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	2,935	3,162
[1,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.400%	11/1/24	12,800	12,800
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	11/7/24	8,200	8,200
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,422
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.420%	8/15/54	7,340	7,234
[5]	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/29	410	405
[1]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	3,500	3,574
50

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/27	1,625	1,685
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue PUT	3.390%	12/2/24	4,020	4,018
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/26	1,031	1,060
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/26	7,500	7,763
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	995	995
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	1,375	1,346
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	29,135	29,140
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	9,870	9,892
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,810	1,819
[5]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	5/1/28	12,500	12,491
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	34,797	35,785
					398,507
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/25	750	757
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/28	700	745
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	106
					1,608
Total Tax-Exempt Municipal Bonds (Cost $14,357,624)					14,362,683
				Shares
Temporary Cash Investments (1.1%)
Investment Company (1.1%)
[16]	Vanguard Municipal Low Duration Fund (Cost $148,767)	3.614%		14,876,679	148,767
Total Investments (100.6%) (Cost $14,506,391)					14,511,450
Other Assets and Liabilities—Net (-0.6%)					(79,858)
Net Assets (100%)					14,431,592
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $1,456,290,000, representing 10.1% of net assets.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
51

Ultra-Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,357,624)	14,362,683
Affiliated Issuers (Cost $148,767)	148,767
Total Investments in Securities	14,511,450
Investment in Vanguard	396
Receivables for Investment Securities Sold	71,153
Receivables for Accrued Income	160,523
Receivables for Capital Shares Issued	18,650
Other Assets	520
Total Assets	14,762,692
Liabilities
Due to Custodian	496
Payables for Investment Securities Purchased	286,492
Payables for Capital Shares Redeemed	33,442
Payables for Distributions	10,084
Payables to Vanguard	586
Total Liabilities	331,100
Net Assets	14,431,592
At October 31, 2024, net assets consisted of:

Paid-in Capital	14,588,320
Total Distributable Earnings (Loss)	(156,728)
Net Assets	14,431,592

Investor Shares—Net Assets
Applicable to 30,537,614 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	481,867
Net Asset Value Per Share—Investor Shares	$15.78

Admiral™ Shares—Net Assets
Applicable to 884,043,323 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,949,725
Net Asset Value Per Share—Admiral Shares	$15.78

See accompanying Notes, which are an integral part of the Financial Statements.
52

Ultra-Short-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1]	512,293
Total Income	512,293
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,487
Management and Administrative—Investor Shares	754
Management and Administrative—Admiral Shares	10,847
Marketing and Distribution—Investor Shares	36
Marketing and Distribution—Admiral Shares	756
Custodian Fees	144
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	18
Shareholders’ Reports and Proxy Fees—Admiral Shares	93
Trustees’ Fees and Expenses	10
Other Expenses	63
Total Expenses	14,240
Expenses Paid Indirectly	(144)
Net Expenses	14,096
Net Investment Income	498,197
Realized Net Gain (Loss)
Investment Securities Sold[1]	(37,908)
Futures Contracts	2,066
Realized Net Gain (Loss)	(35,842)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	309,877
Futures Contracts	(2,893)
Change in Unrealized Appreciation (Depreciation)	306,984
Net Increase (Decrease) in Net Assets Resulting from Operations	769,339
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,385,000, ($47,000), less than $1,000, and ($24,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Ultra-Short-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	498,197	425,275
Realized Net Gain (Loss)	(35,842)	(76,873)
Change in Unrealized Appreciation (Depreciation)	306,984	194,176
Net Increase (Decrease) in Net Assets Resulting from Operations	769,339	542,578
Distributions
Investor Shares	(16,026)	(14,175)
Admiral Shares	(477,499)	(411,255)
Total Distributions	(493,525)	(425,430)
Capital Share Transactions
Investor Shares	(70,162)	(166,065)
Admiral Shares	(1,851,792)	(3,671,485)
Net Increase (Decrease) from Capital Share Transactions	(1,921,954)	(3,837,550)
Total Increase (Decrease)	(1,646,140)	(3,720,402)
Net Assets
Beginning of Period	16,077,732	19,798,134
End of Period	14,431,592	16,077,732

See accompanying Notes, which are an integral part of the Financial Statements.
54

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.51	$15.44	$15.89	$15.93	$15.84
Investment Operations
Net Investment Income[1]	.503	.352	.141	.105	.201
Net Realized and Unrealized Gain (Loss) on Investments	.266	.073	(.447)	(.039)	.092
Total from Investment Operations	.769	.425	(.306)	.066	.293
Distributions
Dividends from Net Investment Income	(.499)	(.355)	(.144)	(.106)	(.203)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.499)	(.355)	(.144)	(.106)	(.203)
Net Asset Value, End of Period	$15.78	$15.51	$15.44	$15.89	$15.93
Total Return[2]	5.01%	2.77%	-1.93%	0.41%	1.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$482	$543	$705	$963	$1,020
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.20%	2.26%	0.90%	0.66%	1.27%
Portfolio Turnover Rate	91%	85%	96%	53%	47%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.51	$15.44	$15.89	$15.93	$15.84
Investment Operations
Net Investment Income[1]	.516	.365	.156	.117	.213
Net Realized and Unrealized Gain (Loss) on Investments	.266	.073	(.450)	(.039)	.093
Total from Investment Operations	.782	.438	(.294)	.078	.306
Distributions
Dividends from Net Investment Income	(.512)	(.368)	(.156)	(.118)	(.216)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.512)	(.368)	(.156)	(.118)	(.216)
Net Asset Value, End of Period	$15.78	$15.51	$15.44	$15.89	$15.93
Total Return[2]	5.10%	2.85%	-1.86%	0.49%	1.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,950	$15,535	$19,094	$22,119	$18,976
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.28%	2.34%	0.99%	0.73%	1.34%
Portfolio Turnover Rate	91%	85%	96%	53%	47%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Ultra-Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at October 31, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and
57

Ultra-Short-Term Tax-Exempt Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $396,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $144,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,362,683	—	14,362,683
Temporary Cash Investments	148,767	—	—	148,767
Total	148,767	14,362,683	—	14,511,450
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities.. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	9,935
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	7,390
Capital Loss Carryforwards	(164,134)
Qualified Late-Year Losses	—
Other Temporary Differences	(9,919)
Total	(156,728)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	493,525	425,430
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	493,525	425,430
*	Includes short-term capital gains, if any.
58

Ultra-Short-Term Tax-Exempt Fund
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,504,060
Gross Unrealized Appreciation	65,053
Gross Unrealized Depreciation	(57,663)
Net Unrealized Appreciation (Depreciation)	7,390
F.	During the year ended October 31, 2024, the fund purchased $13,031,358,000 of investment securities and sold $15,047,493,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $116,815,000 and sales were $541,395,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	117,349	7,460	180,625	11,587
Issued in Lieu of Cash Distributions	14,054	893	11,814	758
Redeemed	(201,565)	(12,816)	(358,504)	(22,995)
Net Increase (Decrease)—Investor Shares	(70,162)	(4,463)	(166,065)	(10,650)
Admiral Shares
Issued	3,075,812	195,481	5,847,638	375,519
Issued in Lieu of Cash Distributions	353,123	22,421	297,144	19,068
Redeemed	(5,280,727)	(335,534)	(9,816,267)	(629,922)
Net Increase (Decrease)—Admiral Shares	(1,851,792)	(117,632)	(3,671,485)	(235,335)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2024, one shareholder was a record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
59

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Ultra-Short-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ultra-Short-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
60

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q410 122024
61

Financial Statements
For the year ended October 31, 2024
Vanguard Municipal Money Market Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (34.5%)
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	1,965	1,965
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	5,585	5,585
[1,2,3]	Allegheny County Airport Authority Port, Airport & Marina Revenue TOB	3.300%	11/7/24	2,665	2,665
[1,3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	11,400	11,400
[1]	Arizona Board of Regents College & University Revenue TOB	3.270%	11/7/24	5,450	5,450
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	10,000	10,000
[1]	Arizona IDA Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	3,575	3,575
[1]	Arizona IDA Multi Family Housing Revenue TOB	4.270%	11/1/24	30,100	30,100
[1,3]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB	4.170%	11/1/24	47,225	47,225
[1]	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue TOB	3.340%	11/7/24	3,300	3,300
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	4.150%	11/1/24	15,000	15,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.290%	11/7/24	4,000	4,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.320%	11/7/24	3,525	3,525
[1]	Aurora CO Sewer Revenue TOB	4.150%	11/1/24	3,595	3,595
[1]	Austin Community College District GO TOB	3.270%	11/7/24	16,730	16,730
[1,3]	Austin TX Airport System Port, Airport & Marina Revenue TOB	3.320%	11/7/24	3,460	3,460
[1]	Austin TX Electric Utility Electric Power & Light Revenue TOB	3.270%	11/7/24	5,335	5,335
[1,4]	Bastrop Independent School District GO TOB	3.280%	11/7/24	4,800	4,800
[1]	Bexar County Hospital District GO TOB	4.150%	11/1/24	29,340	29,340
[1]	Bexar County Hospital District GO TOB	3.280%	11/7/24	11,480	11,480
[1,3]	Bloomington MN Local or Guaranteed Housing Revenue TOB	3.360%	11/7/24	3,910	3,910
[1,3]	Boward County FL Port, Airport & Marina Revenue TOB	3.300%	11/7/24	3,555	3,555
[1,4]	Bridge City Independent School District GO TOB	3.270%	11/7/24	2,605	2,605
[1,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB	3.280%	11/7/24	62,695	62,695
[1,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB	3.310%	11/7/24	5,310	5,310
[1]	Broward County FL Convention Center Hotel Revenue Economic Development Revenue TOB	4.220%	11/1/24	5,600	5,600
[1]	Broward County FL Convention Center Hotel Revenue Economic Development Revenue TOB	3.260%	11/7/24	11,275	11,275
[1,3]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB	4.200%	11/7/24	10,480	10,480
[1,3]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB	4.200%	3/1/27	8,835	8,835
[1,3,5]	Brunswick City School District GO TOB	3.270%	11/7/24	2,750	2,750
[1,3]	Burke County GA Development Authority Pollution Control Revenue TOB	3.290%	11/7/24	43,150	43,150
[1,3]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.260%	9/1/36	19,300	19,300
[1,3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB	3.260%	11/1/24	29,500	29,500
[1,3]	California Municipal Finance Authority Resource Recovery Revenue TOB	3.440%	11/7/24	26,510	26,510
[1]	California State Public Works Board Lease (Abatement) Revenue TOB	3.290%	11/7/24	2,300	2,300
[1,3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.370%	11/7/24	7,205	7,205
[1,3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.360%	5/15/26	4,505	4,505
[1,3,5]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB	3.290%	11/7/24	3,365	3,365
[1,3]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB	4.140%	11/7/24	93,450	93,450
[1,3]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB	3.440%	11/7/24	5,865	5,865
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB	3.270%	11/7/24	5,870	5,870
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB	3.320%	11/7/24	2,000	2,000
[1]	Charlotte NC Water & Sewer System Water Revenue TOB	3.270%	11/7/24	2,276	2,276
[1,3]	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue TOB	3.420%	11/1/24	11,490	11,490
[1,3]	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue TOB	3.300%	8/1/28	6,510	6,510
[1,3]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB	3.270%	11/7/24	1,815	1,815
[1,3,5]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB	3.280%	11/7/24	3,780	3,780
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.300%	11/7/24	5,615	5,615
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.300%	11/7/24	2,810	2,810
[1]	Clark County NV GO TOB	4.050%	11/1/24	11,780	11,780
[1]	Clark County NV GO TOB	3.270%	11/7/24	3,275	3,275
[1]	Clark County Water Reclamation District GO TOB	3.270%	11/7/24	8,975	8,975
[1]	Clark County Water Reclamation District GO TOB	3.270%	11/7/24	6,400	6,400
[1]	Clovis Unified School District GO TOB	3.250%	11/7/24	2,500	2,500
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	3,715	3,715
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	1,730	1,730
[1]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	3,240	3,240
[1]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB	3.280%	11/7/24	7,200	7,200
1

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Colorado Springs Multiple Utility Revenue TOB	3.270%	7/1/54	3,750	3,750
[1,2,3]	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	3,650	3,650
[1]	Columbia SC Waterworks & Sewer System Water Revenue TOB	3.290%	11/7/24	40,165	40,165
[1,2,3]	Commonwealth Financing Authority Pennsylvania Tobacco Settlement Funded Revenue TOB	3.270%	11/7/24	5,410	5,410
[1]	Commonwealth of Massachusetts GO TOB	3.260%	11/7/24	5,500	5,500
[1,3]	Commonwealth of Massachusetts GO TOB	3.270%	11/7/24	20,000	20,000
[1]	Commonwealth of Massachusetts GO TOB	3.280%	11/7/24	3,335	3,335
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB	3.240%	11/7/24	5,625	5,625
[1,2]	Connecticut GO TOB	3.270%	11/7/24	4,005	4,005
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	4.180%	11/1/24	10,740	10,740
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	10,260	10,260
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.270%	4/1/27	5,710	5,710
[1,3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	4,585	4,585
[1,4]	Crowley Independent School District GO TOB	3.270%	11/1/24	2,000	2,000
[1,4]	Crowley Independent School District GO TOB	3.270%	11/7/24	12,800	12,800
[1]	Dallas Area Rapid Transit Sales Tax Revenue TOB	3.270%	11/7/24	2,370	2,370
[1]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB	3.440%	11/7/24	4,820	4,820
[1,2]	DeKalb County GA Water & Sewer Water Revenue TOB	3.270%	11/7/24	5,500	5,500
[1,2]	DeKalb County GA Water & Sewer Water Revenue TOB	3.280%	11/7/24	11,990	11,990
[1,4]	Denton Independent School District GO TOB	3.260%	11/7/24	8,000	8,000
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	4.250%	11/1/24	5,250	5,250
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.290%	11/7/24	6,665	6,665
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.290%	11/7/24	5,660	5,660
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.310%	11/7/24	4,800	4,800
[1,3]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.320%	11/7/24	10,760	10,760
[1,3]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.320%	11/7/24	30,150	30,150
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.320%	11/7/24	12,865	12,865
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.350%	11/7/24	3,750	3,750
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.380%	11/7/24	8,510	8,510
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.420%	11/7/24	3,240	3,240
[1]	Denver CO City & County Dedicated Tax Hotel Occupancy Tax Revenue TOB	3.300%	11/7/24	4,205	4,205
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB	4.150%	11/1/24	8,675	8,675
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB	3.270%	11/7/24	4,000	4,000
[1,3]	District of Columbia GO TOB	3.270%	11/7/24	24,700	24,700
[1,6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	6,845	6,845
[1,3]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB	4.200%	7/15/28	76,000	76,000
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB	4.050%	11/1/24	9,760	9,760
[1,2]	District of Columbia Water & Sewer Authority Water Revenue TOB	3.260%	11/7/24	5,080	5,080
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB	3.270%	11/7/24	3,755	3,755
[1,3]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	4,435	4,435
[1,3]	El Paso TX Water & Sewer Water Revenue TOB	3.270%	11/7/24	7,500	7,500
[1,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	4.140%	11/1/24	6,770	6,770
[1,3]	Fairfax County IDA Health, Hospital, Nursing Home Revenue TOB	4.140%	5/1/27	18,900	18,900
[1,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	3.260%	11/7/24	75,645	75,645
[1,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	3.890%	11/7/24	29,300	29,300
[1,7]	FHLMC Multifamily Certificates Revenue TOB	4.150%	11/1/24	6,055	6,055
[1,7]	FHLMC Multifamily Certificates Revenue TOB	4.150%	11/1/24	19,685	19,685
[1]	Florida Department of Transportation Turnpike System Highway Revenue TOB	3.270%	11/7/24	3,750	3,750
[1]	Florida Department of Transportation Turnpike System Highway Revenue TOB	3.270%	11/7/24	11,165	11,165
[1]	Florida Department of Transportation Turnpike System Highway Revenue TOB	3.270%	11/7/24	5,930	5,930
[1,3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB	4.140%	11/7/24	17,085	17,085
[1,2,3]	Florida Development Finance Corp. Transit Revenue TOB	3.290%	11/7/24	24,000	24,000
[1,2,3]	Florida Development Finance Corp. Transit Revenue TOB	3.290%	11/7/24	8,755	8,755
[1,4]	Forney Independent School District GO TOB	3.270%	11/7/24	2,770	2,770
[1]	Fort Lauderdale City FL Water & Sewer Water Revenue TOB	3.270%	9/1/31	5,625	5,625
[1]	Fort Lauderdale FL Water & Sewer Revenue TOB	3.270%	11/7/24	8,270	8,270
[1]	Fort Lauderdale FL Water & Sewer Water Revenue TOB	3.270%	11/7/24	4,695	4,695
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	2,810	2,810
[1,3,7]	Freddie Mac Pool Local or Guaranteed Housing Revenue TOB	3.360%	11/5/24	7,450	7,450
[1,3,7]	Freddie Mac Pool Local or Guaranteed Housing Revenue TOB	3.360%	11/7/24	19,000	19,000
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	4,170	4,170
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	17,700	17,700
[1]	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue TOB	3.320%	11/7/24	4,400	4,400
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB	3.310%	11/7/24	4,200	4,200
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB	3.320%	11/7/24	2,325	2,325
[1]	Greater Clark Building Corp. Lease (Abatement) Revenue TOB	3.300%	11/7/24	6,800	6,800
[1,3]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.300%	11/7/24	1,875	1,875
[1,3]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.320%	11/7/24	1,875	1,875
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.340%	11/7/24	2,130	2,130
[1]	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue TOB	3.280%	11/1/24	6,200	6,200
2

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue TOB	4.150%	11/1/24	4,000	4,000
[1,3]	Hamilton County OH Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	6,775	6,775
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.270%	11/7/24	2,250	2,250
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.270%	11/7/24	3,370	3,370
[1]	Hampton Roads Transportation Accountability Commission Appropriationss Revenue TOB	3.270%	11/7/24	5,500	5,500
[1]	Hampton Roads Transportation Accountability Commission Sales Tax Revenue TOB	3.320%	11/7/24	11,250	11,250
[1]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	2,960	2,960
[1,2]	Harris County TX GO TOB	3.270%	11/7/24	8,070	8,070
[1,2]	Harris County TX GO TOB	3.270%	11/7/24	8,160	8,160
[1]	Harris County TX Toll Road Highway Revenue TOB	3.270%	11/7/24	3,030	3,030
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.340%	11/7/24	12,000	12,000
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.340%	11/7/24	6,700	6,700
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.340%	11/7/24	4,965	4,965
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.340%	11/7/24	8,700	8,700
[1,8]	Holly Area MI School District Oakland GO TOB	3.290%	11/7/24	6,755	6,755
[1,4]	Humble Independent School District GO TOB	3.270%	11/7/24	2,050	2,050
[1,3]	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	2/1/26	7,635	7,635
[1,3]	Illinois Finance Authority College & University Revenue TOB	3.320%	11/7/24	98,230	98,230
[1,3]	Illinois Finance Authority College & University Revenue TOB	3.320%	11/7/24	78,750	78,750
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	4,800	4,800
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	5,000	5,000
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	3,465	3,465
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	13,835	13,835
[1,3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	5,000	5,000
[1]	Illinois State Toll Highway Authority Highway Revenue TOB	3.270%	11/7/24	2,170	2,170
[1]	Illinois State Toll Highway Authority Highway Revenue TOB	3.290%	11/7/24	2,665	2,665
[1]	Illinois Toll Highway Authority Highway Revenue TOB	3.300%	11/7/24	1,980	1,980
[1]	Illinois Toll Highway Authority Highway Revenue TOB	3.300%	11/7/24	1,310	1,310
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	4.170%	11/1/24	44,000	44,000
[1,3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	10,490	10,490
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.290%	11/7/24	7,130	7,130
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	8,320	8,320
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	3,515	3,515
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	5,325	5,325
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	6,035	6,035
[1]	Indianapolis IN Local Public Improvement Bond Bank Income Tax Revenue TOB	3.330%	11/7/24	3,500	3,500
[1]	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue TOB	3.300%	11/7/24	5,985	5,985
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB	4.150%	11/1/24	3,005	3,005
[1,3]	Invesco Municipal Opportunity Trust TOB	4.550%	11/1/24	170,200	170,200
[1,3]	Invesco Value Municipal Income Trust TOB	4.550%	11/1/24	134,600	134,600
[1,3]	Invesco Van Kampen Trust TOB	4.550%	11/1/24	137,580	137,580
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	4,000	4,000
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	4,250	4,250
[1,3]	Iowa Finance Authority/Midwestern Disaster Area Industrial Revenue TOB	3.270%	11/7/24	16,145	16,145
[1]	Jackson County MO Appropriations Revenue TOB	3.320%	11/7/24	13,550	13,550
[1]	Jackson County MO Appropriations Revenue TOB	3.320%	11/7/24	10,000	10,000
[1]	JEA Water & Sewer System Water Revenue TOB	3.270%	11/7/24	2,500	2,500
[1]	JEA Water & Sewer System Water Revenue TOB	3.270%	11/7/24	3,065	3,065
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB	3.490%	11/7/24	12,825	12,825
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB	3.590%	11/7/24	53,655	53,655
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB	3.590%	11/7/24	25,000	25,000
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB	3.590%	11/7/24	48,355	48,355
[1,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB	3.320%	11/7/24	4,520	4,520
[1,2,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB	3.320%	11/7/24	8,055	8,055
[1,3]	Kansas Development Finance Authority Miscellaneous Revenue TOB	3.280%	11/7/24	1,575	1,575
[1,3,5]	Kentucky Bond Development Corp. Lease Revenue TOB	3.290%	11/7/24	12,380	12,380
[1]	King County WA Sewer Revenue TOB	4.150%	11/1/24	4,310	4,310
[1]	Lamar Consolidated Independent School District GO TOB	4.150%	11/1/24	22,500	22,500
[1,2]	Lamar Consolidated Independent School District GO TOB	4.150%	11/1/24	37,160	37,160
[1]	Lamar Consolidated Independent School District GO TOB	3.270%	11/7/24	16,670	16,670
[1,4,5]	Lamar Consolidated Independent School District GO TOB	3.270%	11/7/24	5,250	5,250
[1]	Lamar Consolidated Independent School District GO TOB	3.280%	11/7/24	7,895	7,895
[1,4]	Lamar Consolidated Independent School District GO TOB	3.280%	11/7/24	3,105	3,105
[1,3]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	2,065	2,065
[1]	Lansing Board of Water & Light Multiple Utility Revenue TOB	3.270%	11/7/24	8,120	8,120
[1,3]	Las Varas Public Facility Corp. Texas Multifamily Local or Guaranteed Housing Revenue TOB	4.220%	11/1/24	11,875	11,875
[1]	Las Vegas Valley Water District GO TOB	3.270%	11/7/24	5,615	5,615
[1,3]	Lee County FL Port, Airport & Marina Revenue TOB	3.320%	11/7/24	6,390	6,390
[1,3]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	2,855	2,855
[1,4]	Longview Independent School District GO TOB	3.280%	11/7/24	3,750	3,750
3

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	3.290%	11/7/24	4,000	4,000
[1,3]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB	4.140%	11/1/24	40,835	40,835
[1,3]	Louisiana Public Facilities Authority Revenue TOB	4.140%	11/7/24	19,950	19,950
[1,2,3]	Lower Colorado River Authority Intergovernmental Agreement Revenue TOB	3.270%	11/7/24	6,265	6,265
[1]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	3,280	3,280
[1,3]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	21,270	21,270
[1,3]	Maricopa County IDA Local or Guaranteed Housing Revenue TOB	3.390%	11/1/24	13,500	13,500
[1,3]	MariCPa County IDA Multi Family Health, Hospital, Nursing Home Revenue TOB	3.390%	8/1/27	9,225	9,225
[1,3]	MariCPa County IDA Multi Family Local or Guaranteed Housing Revenue TOB	3.390%	11/7/24	18,695	18,695
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	3,875	3,875
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB	3.290%	11/7/24	3,145	3,145
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.290%	11/7/24	2,545	2,545
[1]	Maryland State Stadium Authority Lease (Appropriation) Revenue TOB	3.270%	11/7/24	36,000	36,000
[1]	Maryland State Stadium Authority Lottery Revenue TOB	4.150%	11/1/24	22,380	22,380
[1,3]	Maryland State Stadium Authority Lottery Revenue TOB	3.270%	11/7/24	3,800	3,800
[1,2,9]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.260%	11/7/24	9,900	9,900
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.260%	11/7/24	8,000	8,000
[1,3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB	4.140%	11/1/24	79,385	79,385
[1,3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	4,700	4,700
[1,3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB	3.390%	11/7/24	17,200	17,200
[1]	Massachusetts School Building Authority Sales Tax Revenue TOB	3.270%	11/7/24	4,570	4,570
[1,4]	Medina Valley Independent School District GO TOB	3.270%	11/7/24	2,800	2,800
[1,4]	Medina Valley Independent School District GO TOB	3.280%	11/7/24	4,000	4,000
[1]	Mesa AZ Utility System Water Revenue TOB	3.290%	11/7/24	11,440	11,440
[1,2,3]	Metropolitan Government of Nashville & Davidson County TN Intergovernmental Agreement Revenue TOB	3.270%	11/7/24	21,770	21,770
[1]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB	3.300%	11/7/24	1,215	1,215
[1,3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB	3.310%	11/7/24	5,090	5,090
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.280%	11/7/24	5,500	5,500
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.290%	11/7/24	4,940	4,940
[1,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB	3.280%	11/7/24	9,690	9,690
[1,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB	3.290%	11/7/24	1,685	1,685
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue TOB	4.250%	11/1/24	4,755	4,755
[1,3]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB	3.280%	11/7/24	15,860	15,860
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	4.150%	11/1/24	9,555	9,555
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.270%	11/7/24	5,000	5,000
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.270%	11/7/24	4,605	4,605
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.270%	11/7/24	2,500	2,500
[1,3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB	3.320%	11/7/24	6,310	6,310
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB	4.250%	11/1/24	15,910	15,910
[1,3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB	3.320%	11/7/24	2,810	2,810
[1,3]	Michigan Finance Authority College & University Revenue Health, Hospital, Nursing Home Revenue TOB	4.180%	11/1/24	94,335	94,335
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/7/24	7,760	7,760
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	42,545	42,545
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	17,150	17,150
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	4,550	4,550
[1]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	1,250	1,250
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	7,500	7,500
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	16,305	16,305
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	2,000	2,000
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	7,030	7,030
[1]	Michigan State University College & University Revenue TOB	3.270%	11/7/24	2,500	2,500
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	4.150%	11/1/24	11,250	11,250
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.270%	11/7/24	5,600	5,600
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.270%	11/7/24	14,250	14,250
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.270%	11/7/24	6,345	6,345
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.270%	11/7/24	5,000	5,000
[1]	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue TOB	3.270%	11/7/24	3,200	3,200
[1,3]	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue TOB	3.270%	11/7/24	3,115	3,115
[1,3]	Middletown OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB	4.140%	11/1/24	32,270	32,270
[1]	Minnesota GO TOB	3.260%	11/7/24	3,400	3,400
[1]	Mississippi Home Corp. Local or Guaranteed Housing Revenue TOB	3.280%	11/7/24	5,200	5,200
[1,3]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	3,750	3,750
[1,3]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	4.050%	11/1/24	46,795	46,795
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	4,920	4,920
[1,3]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	22,000	22,000
[1,3,10]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	3.440%	11/7/24	8,220	8,220
[1,3]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB	3.290%	11/7/24	56,000	56,000
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Missouri Health & Educational Facilities Authority TOB	3.270%	11/7/24	22,000	22,000
[1]	Missouri Housing Development Commission Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	7,140	7,140
[1,3]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	6,285	6,285
[1]	Multnomah County OR School District No. 1 Portland GO TOB	3.270%	11/7/24	20,190	20,190
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	4.150%	11/1/24	55,820	55,820
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	4.150%	11/1/24	16,995	16,995
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	2,000	2,000
[1,4]	New Braunfels Independent School District GO TOB	3.270%	11/7/24	3,750	3,750
[1,4]	New Caney Independent School District GO TOB	3.280%	11/7/24	4,000	4,000
[1,3]	New Hampshire Business Finance Authority TOB	3.270%	11/7/24	55,000	55,000
[1]	New Jersey Educational Facilities Authority College & University Revenue TOB	3.270%	11/7/24	3,300	3,300
[1,3]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB	3.310%	11/7/24	2,500	2,500
[1]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	4,015	4,015
[1,3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB	4.200%	10/1/57	6,808	6,808
[1,3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB	3.280%	11/7/24	14,640	14,640
[1]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue TOB	3.280%	11/7/24	5,415	5,415
[1]	New York City Municipal Water & Sewer System Water Revenue TOB	3.270%	11/7/24	4,040	4,040
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	4.100%	11/1/24	25,400	25,400
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.260%	11/7/24	2,500	2,500
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	3.270%	11/7/24	50,000	50,000
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.270%	11/7/24	24,270	24,270
[1]	New York City Municipal Water Finance Water Revenue TOB	3.270%	11/7/24	915	915
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB	3.260%	11/7/24	58,925	58,925
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	4.150%	11/1/24	2,615	2,615
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	4.150%	11/1/24	5,600	5,600
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.270%	11/7/24	3,900	3,900
[1,3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB	4.100%	11/1/24	7,200	7,200
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	3.270%	11/7/24	5,875	5,875
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.270%	11/7/24	2,400	2,400
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.270%	11/7/24	4,445	4,445
[1,3]	New York NY GO TOB	4.100%	11/1/24	16,715	16,715
[1,3]	New York NY GO TOB	3.270%	11/7/24	34,375	34,375
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	3.290%	11/7/24	750	750
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.250%	11/7/24	7,500	7,500
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.270%	11/7/24	13,000	13,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.270%	11/7/24	1,835	1,835
[1,3]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	3.270%	11/7/24	21,800	21,800
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.270%	11/7/24	9,345	9,345
[1,3]	New York Transportation Development Corp. Special Facilities Revenue TOB	3.340%	11/7/24	12,840	12,840
[1,3]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	5,000	5,000
[1,3]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	11,415	11,415
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	3,220	3,220
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	3,750	3,750
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	6,585	6,585
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.280%	11/7/24	8,000	8,000
[1,4]	Northwest Independent School District GO TOB	3.270%	11/7/24	2,660	2,660
[1,3]	Nuveen Municipal Credit Opportunities Fund TOB	4.550%	11/1/24	93,600	93,600
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	8,000	8,000
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	10,000	10,000
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	3,100	3,100
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	7,015	7,015
[1]	Ohio State University College & University Revenue TOB	3.280%	11/29/24	2,100	2,100
[1]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	3,615	3,615
[1,3]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	14,330	14,330
[1]	Oklahoma State Water Resources Board Water Revenue TOB	4.150%	11/1/24	8,000	8,000
[1]	Oklahoma Water Resources Board Water Revenue TOB	3.270%	11/7/24	2,230	2,230
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	4.150%	11/1/24	7,500	7,500
[1,2]	Omaha Public Power District Electric Power & Light Revenue TOB	4.170%	11/1/24	11,200	11,200
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	4.170%	11/1/24	9,260	9,260
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.260%	11/7/24	9,365	9,365
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.270%	11/7/24	5,365	5,365
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.290%	11/7/24	16,000	16,000
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.300%	11/7/24	4,490	4,490
[1]	Oregon City School District No. 62 GO TOB	3.280%	11/7/24	3,905	3,905
[1]	Oregon Health & Science University Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	8,000	8,000
[1]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB	3.300%	11/7/24	375	375
[1]	Orlando Utilities Commission Water Revenue TOB	3.270%	11/7/24	4,000	4,000
[1,2,3]	Pennsylvania Economic Development Financing Authority Airport Port, Airport & Marina Revenue TOB	3.320%	11/7/24	11,370	11,370
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB	3.270%	11/7/24	6,955	6,955
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	2,860	2,860
[1,3]	Pennsylvania Higher Educational Facilities Authority Revenue TOB	4.160%	11/6/24	133,885	133,885
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	4.150%	11/1/24	16,900	16,900
[1,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	4.220%	11/1/24	8,632	8,633
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	2,755	2,755
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	10,610	10,610
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	13,000	13,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	10,165	10,165
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.280%	11/7/24	7,280	7,280
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.280%	11/7/24	5,330	5,330
[1]	Pennsylvania State University College & University Revenue TOB	3.270%	11/7/24	3,200	3,200
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	4.150%	11/1/24	23,500	23,500
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.270%	11/7/24	2,680	2,680
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.270%	11/7/24	7,670	7,670
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.270%	11/7/24	3,390	3,390
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.270%	11/7/24	7,550	7,550
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.270%	11/7/24	6,855	6,855
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.270%	11/7/24	10,000	10,000
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB	4.150%	11/1/24	21,285	21,285
[1]	Peters Township School District Washington County GO TOB	3.290%	11/7/24	4,780	4,780
[1]	Pflugerville TX GO TOB	3.280%	11/7/24	14,715	14,715
[1,5]	Pflugerville TX GO TOB	3.290%	11/7/24	16,565	16,565
[1]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	4,000	4,000
[1,2,3]	Philadelphia PA Water & Wastewater Water Revenue TOB	3.280%	11/7/24	8,800	8,800
[1,3]	PIMCO California Flexible Municipal Income Fund TOB VRDP	3.490%	11/7/24	8,630	8,630
[1,3]	PIMCO Flexible Municipal Income Fund TOB	4.550%	11/1/24	77,100	77,100
[1,3]	Pimco Municipal Income Fund TOB VRDP	3.590%	11/7/24	38,170	38,170
[1,3]	Pimco Municipal Income Fund TOB VRDP	3.590%	11/7/24	17,490	17,490
[1,3]	Pimco Municipal Income Fund TOB VRDP	3.590%	11/7/24	9,195	9,195
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB	3.270%	11/7/24	8,000	8,000
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB	3.280%	11/7/24	10,200	10,200
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.300%	11/1/24	4,220	4,220
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.300%	8/1/26	400	400
[1,3]	Port of Morrow OR GO TOB	3.440%	11/7/24	23,750	23,750
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	4.250%	11/1/24	11,250	11,250
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.280%	11/7/24	11,950	11,950
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.340%	11/7/24	4,190	4,190
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.340%	11/7/24	3,330	3,330
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.340%	11/7/24	3,530	3,530
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.340%	11/7/24	2,220	2,220
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.360%	11/7/24	2,085	2,085
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.380%	11/7/24	10,500	10,500
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.380%	11/7/24	2,820	2,820
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.420%	11/7/24	9,375	9,375
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.340%	11/20/24	2,390	2,390
[1]	Port of Seattle Port, Airport & Marina Revenue TOB	3.340%	11/7/24	3,070	3,070
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.340%	11/7/24	3,450	3,450
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.380%	11/7/24	2,580	2,580
[1,4]	Princeton Independent School District GO TOB	3.260%	11/7/24	6,300	6,300
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	4.200%	11/1/24	7,500	7,500
[1,2,11]	Public Power Generation Agency Electric Power & Light Revenue TOB	3.260%	11/7/24	27,500	27,500
[1,2,11]	Public Power Generation Agency GO TOB	3.260%	11/7/24	76,870	76,870
[1,4]	Quinlan Independent School District GO TOB	4.150%	11/1/24	4,300	4,300
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue TOB	3.270%	11/7/24	6,000	6,000
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue TOB	3.300%	11/7/24	10,000	10,000
[1]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	4,495	4,495
[1]	Rhode Island Infrastructure Bank State Revolving Fund Water Revenue TOB	4.180%	11/1/24	12,000	12,000
[1,4]	Royse City Independent School District GO TOB	3.270%	11/7/24	3,465	3,465
[1,4]	Royse City TX Independent School District GO TOB	3.280%	11/7/24	3,200	3,200
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.320%	11/7/24	8,940	8,940
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	4.150%	11/1/24	3,750	3,750
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.270%	11/7/24	3,330	3,330
[1]	San Antonio Water System Water Revenue TOB	3.270%	11/7/24	2,000	2,000
[1]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB	3.270%	11/7/24	3,330	3,330
[1]	Seminole County FL Miscellaneous Revenue TOB	3.270%	11/7/24	4,675	4,675
[1]	Sherman TX GO TOB	3.290%	11/7/24	5,600	5,600
[1,4]	Smith County Chapel Hill Independent School District GO TOB	4.150%	11/1/24	5,935	5,935
[1]	South Broward Hospital District Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	4,620	4,620
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	4.150%	11/1/24	68,605	68,605
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	12,000	12,000
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	9,270	9,270
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	4.190%	11/7/24	74,000	74,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB	3.270%	11/7/24	6,000	6,000
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	1,670	1,670
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.280%	11/7/24	4,100	4,100
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	14,170	14,170
[1,3]	Southwestern Illinois Development Authority Lease Health, Hospital, Nursing Home Revenue TOB	4.180%	11/1/24	51,155	51,155
[1]	St. Johns County FL Water & Sewer Water Revenue TOB	4.150%	11/1/24	11,150	11,150
[1]	St. Louis MO Appropriations Revenue TOB	3.270%	11/7/24	10,640	10,640
[1,3]	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue TOB	4.200%	11/7/24	22,385	22,385
[1,3]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB	4.140%	7/1/30	9,345	9,345
[1,2]	Summit County Green Local School District Ad Valorem Property Tax Revenue TOB	3.360%	11/7/24	3,750	3,750
[1]	Tacoma WA Sewer Revenue TOB	4.150%	11/1/24	9,960	9,960
[1,3]	Tallahassee FL Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	2,595	2,595
[1,3]	Tallahassee FL Health, Hospital, Nursing Home Revenue TOB	4.140%	9/1/26	69,500	69,500
[1,12]	Tampa Bay Water Utility System Water Revenue TOB	4.150%	11/1/24	10,080	10,080
[1]	Tampa FL Water & Wastewater System Water Revenue TOB	3.270%	11/7/24	5,755	5,755
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	30,000	30,000
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	3,000	3,000
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	2,745	2,745
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	7,475	7,475
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	2,260	2,260
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.290%	11/7/24	2,245	2,245
[1]	Tarrant County Hospital District GO TOB	3.270%	11/7/24	12,745	12,745
[1]	Tarrant County Hospital District GO TOB	3.280%	11/7/24	7,090	7,090
[1]	Tarrant County TX GO TOB	3.270%	11/7/24	3,440	3,440
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB	3.280%	11/7/24	10,320	10,320
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB	3.280%	11/7/24	4,000	4,000
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB	3.270%	11/7/24	17,125	17,125
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB	3.270%	11/7/24	6,700	6,700
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	4.150%	11/1/24	12,285	12,285
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	1,500	1,500
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	2,520	2,520
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	2,145	2,145
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Revenue Local or Guaranteed Housing Revenue TOB	4.150%	11/1/24	3,000	3,000
[1]	Texas State University System College & University Revenue TOB	3.270%	11/7/24	3,750	3,750
[1]	Texas Water Development Board Miscellaneous Revenue TOB	3.270%	11/7/24	10,000	10,000
[1]	Texas Water Development Board Water Revenue TOB	4.150%	11/1/24	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB	3.260%	11/7/24	4,685	4,685
[1]	Texas Water Development Board Water Revenue TOB	3.260%	11/7/24	5,645	5,645
[1]	Texas Water Development Board Water Revenue TOB	3.270%	11/7/24	2,600	2,600
[1]	Texas Water Development Board Water Revenue TOB	3.270%	11/7/24	2,000	2,000
[1]	Texas Water Development Board Water Revenue TOB	3.270%	11/7/24	2,000	2,000
[1]	Texas Water Development Board Water Revenue TOB	3.280%	11/7/24	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB	3.280%	11/7/24	2,855	2,855
[1]	Texas Water Development Board Water Revenue TOB	3.240%	3/1/25	23,500	23,500
[1,3]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.360%	12/1/26	4,860	4,860
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	3.270%	11/7/24	3,050	3,050
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.270%	11/7/24	5,335	5,335
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB	3.270%	11/7/24	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.270%	11/1/24	8,900	8,900
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.270%	11/7/24	11,110	11,110
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.270%	11/7/24	8,330	8,330
[1]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.260%	11/7/24	144,470	144,470
[1]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	4,300	4,300
[1]	Utah State University Local or Guaranteed Housing Revenue TOB	3.290%	11/7/24	8,095	8,095
[1]	Utah State University Local or Guaranteed Housing Revenue TOB	3.320%	11/7/24	2,390	2,390
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/1/24	9,130	9,130
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	3,740	3,740
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	3,300	3,300
[1]	Walton Industrial Building Authority Lease (Non-Terminable) Revenue (Walton County Jail Facility Project) TOB	3.290%	11/7/24	12,175	12,175
[1,3,5]	Warren County MS (Mississippi Lease Purchase Jail Project) COP TOB	3.270%	11/7/24	4,395	4,395
[1]	Washington & Multnomah Counties School District No. 48J Beaverton GO TOB	3.270%	11/7/24	2,665	2,665
[1]	Washington Ad Valorem Property Tax Revenue TOB	3.260%	11/7/24	3,200	3,200
[1]	Washington GO TOB	3.270%	11/7/24	1,675	1,675
[1]	Washington GO TOB	3.280%	11/7/24	5,500	5,500
[1]	Washington GO TOB	3.290%	11/7/24	5,300	5,301
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.270%	11/7/24	11,870	11,870
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	5,505	5,505
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	3,910	3,910
[1]	Washington Metropolitan Area Transit Authority Appropriations Revenue TOB	3.270%	11/7/24	13,425	13,425
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	4.150%	11/1/24	18,750	18,750
[1]	Washington Metropolitan Area Transit Authority Dedicated Transit Revenue TOB	3.270%	11/7/24	15,295	15,295
[1]	Washington Metropolitan Area Transit Authority Port, Airport & Marina Revenue TOB	3.380%	11/7/24	3,250	3,250
[1]	Washington Metropolitan Area Transit Authority Revenue TOB	3.290%	6/1/33	3,000	3,000
[1]	Washington Metropolitan Area Transit Authority Transit Revenue TOB	3.280%	11/7/24	8,000	8,000
[1,3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue TOB	3.280%	11/7/24	12,025	12,025
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	7,995	7,995
[1,4]	Waxahachie TX Independent School District GO TOB	3.280%	11/7/24	4,740	4,740
[1,2,3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	9,900	9,900
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	4.170%	11/1/24	20,000	20,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.270%	11/7/24	4,000	4,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.270%	11/7/24	3,900	3,900
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.290%	11/7/24	4,090	4,090
[1]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	4,440	4,440
[1]	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	7,500	7,500
[1]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	9,690	9,690
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB	3.270%	11/7/24	6,400	6,400
[1,4]	Ysleta Independent School District GO TOB	4.150%	11/1/24	4,335	4,335
[1,4]	Ysleta Independent School District GO TOB	3.270%	11/7/24	2,665	2,665
Total Tender Option Bond (Cost $6,221,508)					6,221,508
Variable Rate Demand Note (56.8%)
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.350%	11/1/24	37,360	37,360
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.350%	11/1/24	27,690	27,690
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.190%	11/1/24	53,685	53,685
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.190%	11/1/24	25,445	25,445
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.200%	11/1/24	31,060	31,060
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.190%	11/7/24	53,900	53,900
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.190%	11/7/24	18,910	18,910
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.190%	11/7/24	16,400	16,400
[3]	Allegheny County PA GO VRDO	3.240%	11/1/24	9,655	9,655
[3]	Allegheny County PA GO VRDO	3.240%	11/1/24	3,250	3,250
[1]	AllianceBernstein National Municipal Income Fund Inc. VRDO VRDP	3.360%	11/7/24	52,500	52,500
	Arizona State University College & University Revenue VRDO	3.250%	11/1/24	12,455	12,455
	Arizona State University College & University Revenue VRDO	3.250%	11/7/24	885	885
[1]	BlackRock California Municipal Income Trust VRDO VRDP	3.360%	11/7/24	67,000	67,000
[1]	BlackRock Municipal 2030 Target Term Trust VRDO VRDP	3.360%	11/7/24	183,000	183,000
	BlackRock MuniHoldings California Quality Fund Inc. VRDO VRDP	3.360%	11/7/24	203,000	203,000
[1]	BlackRock MuniYield Quality Fund Inc. VRDO VRDP	3.360%	11/7/24	90,000	90,000
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.000%	11/7/24	38,000	38,000
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.200%	11/7/24	94,540	94,540
	Butler County General Authority Miscellaneous Revenue VRDO	3.240%	11/7/24	24,200	24,200
[3]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/7/24	5,845	5,845
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/7/24	65,450	65,450
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	3.250%	11/7/24	41,305	41,305
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.240%	11/7/24	13,370	13,370
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.240%	11/7/24	20,000	20,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.240%	11/7/24	19,000	19,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue VRDO (Museum of Art Project)	3.240%	11/7/24	29,700	29,700
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/7/24	46,900	46,900
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	55,490	55,490
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/24	1,000	1,000
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/24	17,310	17,310
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.300%	11/6/24	10,760	10,760
[3]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.390%	11/7/24	11,695	11,695
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.230%	11/7/24	14,945	14,945
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.260%	11/7/24	12,815	12,815
[3]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	3.250%	11/7/24	9,855	9,855
[3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	3.250%	11/7/24	685	685
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.500%	11/6/24	36,135	36,135
[3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.250%	11/7/24	7,455	7,455
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.050%	11/7/24	4,900	4,900
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.050%	11/7/24	24,455	24,455
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.050%	11/7/24	35,050	35,050
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/7/24	35,000	35,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/7/24	22,245	22,245
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/7/24	47,580	47,580
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	16,145	16,145
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	16,340	16,340
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.320%	11/7/24	50,000	50,000
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	3.320%	11/7/24	8,405	8,405
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	11/6/24	30,000	30,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/24	51,525	51,525
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/24	5,720	5,720
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	3.240%	11/6/24	9,780	9,780
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.250%	11/6/24	29,245	29,245
[1]	Detroit Regional Convention Facility Authority Revenue VRDO	3.290%	11/7/24	38,240	38,240
[3]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/6/24	13,055	13,055
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Park 7 at Minnesota Benning Project) VRDO	3.260%	11/7/24	39,775	39,775
[3]	District of Columbia Miscellaneous Revenue VRDO	3.240%	11/7/24	30,955	30,955
	District of Columbia Water & Sewer Authority Water Revenue VRDO	4.000%	11/1/24	6,500	6,500
	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.290%	11/7/24	10,000	10,000
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	4.020%	11/1/24	103,800	103,800
[3]	Elkhart County IN Local or Guaranteed Housing Revenue VRDO	3.380%	11/7/24	5,725	5,725
[3]	Emmaus General Authority Miscellaneous Revenue VRDO	3.250%	11/7/24	20,730	20,730
	Fairfax County Economic Development Authority Revenue VRDO	3.050%	11/7/24	8,450	8,450
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Inova Health System Project) VRDO	3.260%	11/7/24	40,905	40,905
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	3.260%	11/7/24	54,955	54,955
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	20,040	20,040
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/24	36,550	36,550
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/24	11,700	11,700
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.100%	11/7/24	4,190	4,190
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.100%	11/7/24	22,300	22,300
[3]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	3.250%	11/6/24	102,500	102,500
[3]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/7/24	93,705	93,705
[3]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	2,905	2,905
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.100%	11/6/24	25,000	25,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.100%	11/6/24	25,000	25,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/24	5,300	5,300
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/24	15,575	15,575
[3]	Harrisonburg Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.350%	11/6/24	20,000	20,000
	Hennepin County MN GO VRDO	3.180%	11/7/24	39,240	39,240
	Hennepin County MN GO VRDO	3.180%	11/7/24	27,745	27,745
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	11/7/24	6,000	6,000
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/7/24	6,000	6,000
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	8,170	8,170
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	11,630	11,630
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.350%	11/7/24	58,795	58,795
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.350%	11/7/24	34,385	34,385
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.350%	11/7/24	49,300	49,300
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.350%	11/7/24	7,705	7,705
[3]	Howard County Housing Commission Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	16,400	16,400
[3]	Illinois Development Finance Authority College & University Revenue VRDO	3.300%	11/7/24	3,100	3,100
[3]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	3.100%	11/6/24	62,200	62,200
[3]	Illinois Development Finance Authority Recreational Revenue VRDO	3.340%	11/7/24	15,950	15,950
[3]	Illinois Educational Facilities Authority Recreational Revenue VRDO	3.250%	11/6/24	17,375	17,375
[3]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	3.280%	11/7/24	5,220	5,220
[3]	Illinois Finance Authority College & University Revenue VRDO	3.240%	11/6/24	12,500	12,500
	Illinois Finance Authority College & University Revenue VRDO	3.260%	11/6/24	104,975	104,975
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	11/6/24	11,745	11,745
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/24	75,940	75,940
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/24	60,600	60,600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/24	7,300	7,300
[3]	Illinois Finance Authority Miscellaneous Revenue VRDO	3.210%	11/7/24	50,375	50,375
[3]	Illinois Finance Authority Private Schools Revenue (Catherine Cook School Project)VRDO	3.200%	11/6/24	2,800	2,800
[3]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	3.340%	11/7/24	14,300	14,300
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.240%	11/6/24	19,000	19,000
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.240%	11/7/24	43,215	43,215
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.340%	11/7/24	3,900	3,900
[3]	Illinois Finance Authority Telecom Revenue (WBEZ Alliance Inc. Project) VRDO	3.220%	11/7/24	15,425	15,425
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.050%	11/6/24	23,815	23,815
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/24	29,500	29,500
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/24	50,000	50,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.270%	11/6/24	35,000	35,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	11/6/24	40,000	40,000
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.050%	11/7/24	8,785	8,785
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.100%	11/7/24	8,770	8,770
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/24	36,185	36,185
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/24	54,165	54,165
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.320%	11/7/24	27,950	27,950
[3]	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	8,955	8,955
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/24	3,605	3,605
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/24	35,000	35,000
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.170%	11/7/24	14,500	14,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.240%	11/7/24	14,800	14,800
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.240%	11/7/24	11,500	11,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.200%	11/7/24	16,110	16,110
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	19,750	19,750
[3]	Jackson Township IDA Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	14,250	14,250
[3]	Kansas City MO Special Obligation Revenue VRDO	3.360%	11/6/24	51,660	51,660
[3]	Kansas City MO Special Obligation Revenue VRDO	3.360%	11/6/24	9,870	9,870
[3]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/24	16,595	16,595
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.230%	11/6/24	14,740	14,740
	Loudoun County Economic Development Authority Industrial Revenue VRDO	3.230%	11/6/24	68,750	68,750
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.230%	11/6/24	50,360	50,360
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.250%	11/6/24	31,750	31,750
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.250%	11/6/24	46,605	46,605
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.320%	11/6/24	56,320	56,320
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.320%	11/6/24	35,460	35,460
[3]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	3.200%	11/7/24	14,870	14,870
[3]	Louisiana Public Facilities Authority Local or Guaranteed Housing Revenue VRDO	3.310%	11/7/24	4,425	4,425
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/24	54,800	54,800
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	3.230%	11/6/24	61,485	61,485
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	3.320%	11/7/24	43,765	43,765
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	22,975	22,975
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	3.300%	11/6/24	20,075	20,075
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	3.170%	11/6/24	11,660	11,660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.140%	11/7/24	6,935	6,935
[3]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.310%	11/7/24	3,100	3,100
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.340%	11/7/24	2,800	2,800
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/24	9,710	9,710
[3]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.200%	11/6/24	11,550	11,550
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.120%	11/7/24	94,205	94,205
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.200%	11/7/24	26,200	26,200
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.200%	11/7/24	85,165	85,165
	Massachusetts Water Resources Authority Water Revenue VRDO	3.150%	11/6/24	3,000	3,000
	Massachusetts Water Resources Authority Water Revenue VRDO	3.250%	11/6/24	24,505	24,505
[3]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	3.240%	11/7/24	24,775	24,775
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.220%	11/7/24	15,100	15,100
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.220%	11/7/24	50,410	50,410
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.250%	11/7/24	50,950	50,950
[3]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.240%	11/7/24	4,750	4,750
[3]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.270%	11/7/24	28,320	28,320
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Hospital Project) VRDO	3.100%	11/6/24	20,115	20,115
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/24	21,780	21,780
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/24	4,800	4,800
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	11/6/24	9,105	9,105
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.300%	11/6/24	18,780	18,780
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.400%	11/6/24	3,485	3,485
[3]	Michigan Strategic Fund Recreational Revenue (Henry Ford Museum & Greenfield Village Project) VRDO	3.240%	11/7/24	29,400	29,400
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	15,510	15,510
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	5,395	5,395
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	6,545	6,545
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.270%	11/7/24	26,260	26,260
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	4.000%	11/1/24	300	300
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	4.000%	11/1/24	55,345	55,345
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	4.000%	11/1/24	24,300	24,300
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.160%	11/6/24	34,750	34,750
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.160%	11/6/24	10,150	10,150
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.160%	11/6/24	23,275	23,275
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.250%	11/6/24	27,795	27,795
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.250%	11/6/24	60,125	60,125
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.220%	11/6/24	6,225	6,225
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.280%	11/6/24	44,685	44,685
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.280%	11/6/24	44,300	44,300
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/24	37,900	37,900
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/24	49,575	49,575
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	6,015	6,015
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	66,850	66,850
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	8,365	8,365
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	24,010	24,010
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.050%	11/6/24	20,000	20,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.050%	11/6/24	10,880	10,880
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.100%	11/6/24	31,445	31,445
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/24	12,730	12,730
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/24	12,165	12,165
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/24	15,625	15,625
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.050%	11/7/24	34,690	34,690
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.050%	11/7/24	29,740	29,740
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.050%	11/6/24	10,100	10,100
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.210%	11/6/24	12,350	12,350
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.210%	11/6/24	10,000	10,000
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/24	33,475	33,475
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/24	8,100	8,100
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/24	3,000	3,000
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.290%	11/6/24	12,400	12,400
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.220%	11/7/24	10,135	10,135
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.220%	11/7/24	58,065	58,065
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	18,600	18,600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.250%	11/7/24	35,000	35,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.250%	11/7/24	13,295	13,295
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	11/7/24	11,510	11,510
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	11/1/24	26,460	26,460
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	11/1/24	21,770	21,770
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.220%	11/7/24	25,575	25,575
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.240%	11/7/24	43,145	43,145
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.240%	11/7/24	34,880	34,880
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.240%	11/7/24	13,550	13,550
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	11/7/24	15,000	15,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	4.050%	11/1/24	13,700	13,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	4.050%	11/1/24	10,880	10,880
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	11/7/24	37,250	37,250
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	11/7/24	14,955	14,955
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	4.000%	11/1/24	2,700	2,700
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/24	28,430	28,430
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.300%	11/6/24	21,655	21,655
[3]	New York NY GO VRDO	4.000%	11/1/24	14,400	14,400
	New York NY GO VRDO	4.000%	11/1/24	103,200	103,200
	New York NY GO VRDO	4.050%	11/1/24	2,200	2,200
[3]	New York NY GO VRDO	3.250%	11/6/24	144,745	144,745
[3]	New York NY GO VRDO	3.220%	11/7/24	36,375	36,375
[3]	New York NY GO VRDO	3.240%	11/7/24	22,415	22,415
[3]	New York NY GO VRDO	3.290%	11/7/24	35,090	35,090
[3]	New York State Energy Research & Development Authority Industrial Revenue (Consolidated Edison Co. New York Inc. Project) VRDO	3.300%	11/6/24	29,500	29,500
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.050%	11/6/24	56,800	56,800
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.100%	11/6/24	19,600	19,600
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.100%	11/6/24	63,200	63,200
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.100%	11/6/24	2,600	2,600
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.100%	11/6/24	61,555	61,555
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	11/6/24	14,800	14,800
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.210%	11/6/24	16,225	16,225
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.220%	11/6/24	29,790	29,790
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.230%	11/6/24	26,100	26,100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.230%	11/6/24	1,400	1,400
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.250%	11/6/24	16,450	16,450
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.290%	11/6/24	36,300	36,300
[3,13]	North Carolina Capital Facilities Finance Agency Local or Guaranteed Housing Revenue (The NCA&T University Foundation LLC Project) VRDO	3.240%	11/7/24	8,410	8,410
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.000%	11/1/24	33,800	33,800
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	3.240%	11/7/24	19,365	19,365
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.230%	11/7/24	8,685	8,685
	Northampton County General Purpose Authority College & University Revenue VRDO	3.230%	11/7/24	20,990	20,990
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Nuveen Municipal Credit Income Fund VRDO VRDP	3.360%	11/7/24	126,000	126,000
	Ohio GO VRDO	3.220%	11/6/24	7,965	7,965
	Ohio GO VRDO	3.250%	11/6/24	10,285	10,285
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/24	26,730	26,730
[3]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/6/24	24,375	24,375
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.200%	11/6/24	35,475	35,475
	Ohio Lease (Appropriation) Revenue VRDO	3.200%	11/6/24	13,000	13,000
	Ohio Lease (Appropriation) Revenue VRDO	3.250%	11/6/24	32,380	32,380
	Ohio Lease Special Obligation Revenue VRDO	3.220%	11/6/24	69,225	69,225
	Ohio Lease Special Obligation Revenue VRDO	3.250%	11/6/24	26,210	26,210
	Ohio State University College & University Revenue VRDO	3.200%	11/6/24	116,285	116,285
	Ohio State University College & University Revenue VRDO	3.300%	11/6/24	105,510	105,510
	Oregon GO VRDO	3.300%	11/6/24	11,485	11,485
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.100%	11/7/24	37,230	37,230
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.150%	11/7/24	20,295	20,295
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.240%	11/7/24	34,155	34,155
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.240%	11/7/24	15,000	15,000
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.250%	11/7/24	13,140	13,140
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	10,085	10,085
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.330%	11/6/24	89,305	89,305
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.360%	11/6/24	66,260	66,260
	Orlando Utilities Commission Multiple Utility Revenue VRDO	3.360%	11/6/24	30,810	30,810
[3]	Palm Beach County FL Industrial Revenue VRDO	3.250%	11/7/24	4,300	4,300
[3]	Pennsylvania Economic Development Financing Authority Water Revenue (Various Refunding York Water Co. Project) VRDO	3.320%	11/7/24	12,000	12,000
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	11/6/24	48,600	48,600
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.240%	11/7/24	13,465	13,465
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.240%	11/7/24	2,500	2,500
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.240%	11/7/24	21,800	21,800
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.240%	11/7/24	14,550	14,550
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.240%	11/7/24	6,100	6,100
[3]	Philadelphia IDA Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	3.240%	11/7/24	3,165	3,165
[3]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	3.320%	11/6/24	14,615	14,615
[3]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	3.300%	11/7/24	8,000	8,000
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	3.100%	11/6/24	6,500	6,500
[3]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	3.300%	11/6/24	1,765	1,765
[3]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	3.300%	11/6/24	21,350	21,350
[3]	Rochester MN Local or Guaranteed Housing Revenue (Bella Grove Apartements Project) VRDO	3.380%	11/7/24	3,555	3,555
[3]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue (Northview Apartments Projects) VRDO	3.380%	11/7/24	16,960	16,960
[3]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue (Northview Apartments Projects) VRDO	3.480%	11/7/24	3,125	3,125
	Shelby County TN GO VRDO	3.350%	11/7/24	110,500	110,500
[3]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	3.300%	11/7/24	34,555	34,555
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.210%	11/7/24	21,600	21,600
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	11,300	11,300
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue VRDO	3.260%	11/7/24	4,000	4,000
[3]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	3.200%	11/7/24	3,290	3,290
[3]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	3.340%	11/7/24	8,520	8,520
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.050%	11/6/24	15,920	15,920
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/6/24	47,895	47,895
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.340%	11/6/24	23,900	23,900
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.180%	11/7/24	58,930	58,930
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/7/24	59,785	59,785
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.150%	11/7/24	15,000	15,000
[3]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	11/7/24	5,045	5,045
[3]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue VRDO	3.310%	11/7/24	6,800	6,800
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	3.260%	11/7/24	42,000	42,000
	Texas GO VRDO	3.050%	11/6/24	31,695	31,695
	Texas GO VRDO	3.050%	11/6/24	17,910	17,910
	Texas GO VRDO	3.050%	11/6/24	4,310	4,310
	Texas GO VRDO	3.250%	11/6/24	2,350	2,350
	Texas GO VRDO	3.350%	11/6/24	152,045	152,045
	Texas GO VRDO	3.350%	11/6/24	28,670	28,670
	Texas GO VRDO	3.350%	11/6/24	5,005	5,005
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO VRDO	3.350%	11/6/24	2,100	2,100
	Texas GO VRDO	3.350%	11/6/24	56,305	56,305
	Texas GO VRDO	3.350%	11/6/24	1,385	1,385
	Texas GO VRDO	3.350%	11/6/24	750	750
[3]	Texas GO VRDO	3.350%	11/6/24	52,750	52,750
	Texas GO VRDO	3.350%	11/6/24	222,900	222,900
	Texas GO VRDO	3.360%	11/6/24	29,155	29,155
	Texas GO VRDO	3.390%	11/6/24	18,445	18,445
	Texas GO VRDO	3.440%	11/6/24	18,090	18,090
	Texas GO VRDO	3.440%	11/6/24	10,100	10,100
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.230%	11/6/24	63,200	63,200
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.210%	11/7/24	41,350	41,350
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	11/6/24	27,430	27,430
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	11/6/24	15,900	15,900
	University of Michigan College & University Revenue VRDO	3.900%	11/1/24	8,745	8,745
	University of Michigan College & University Revenue VRDO	3.150%	11/7/24	4,130	4,130
	University of Michigan College & University Revenue VRDO	3.190%	11/7/24	15,725	15,725
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	3.250%	11/7/24	9,645	9,645
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/24	33,375	33,375
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/24	19,900	19,900
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.300%	11/6/24	56,140	56,140
[3]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	3.320%	11/6/24	17,545	17,545
[3]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.240%	11/7/24	30,000	30,000
[3]	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project) VRDO	3.350%	11/7/24	2,845	2,845
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Queen Anne Project) VRDO	3.340%	11/7/24	26,855	26,855
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Reserve at Seatac Appartements Project) VRDO	3.540%	11/6/24	29,900	29,900
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Urban Center Apartments Project) VRDO	3.540%	11/6/24	28,300	28,300
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.540%	11/6/24	11,940	11,940
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.250%	11/7/24	14,500	14,500
[1]	Western Asset Intermediate Municipal Fund Inc. VRDO VRDP	3.370%	11/7/24	18,200	18,200
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.370%	11/7/24	124,575	124,575
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.370%	11/7/24	53,900	53,900
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.190%	11/7/24	9,350	9,350
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.230%	11/7/24	34,755	34,755
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.230%	11/7/24	24,295	24,295
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.230%	11/7/24	22,300	22,300
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.230%	11/7/24	22,900	22,900
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.230%	11/7/24	18,325	18,325
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.230%	11/7/24	8,000	8,000
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.230%	11/7/24	12,300	12,300
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.230%	11/7/24	14,500	14,500
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	21,000	21,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	32,800	32,800
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.240%	11/7/24	9,000	9,000
Total Variable Rate Demand Note (Cost $10,261,040)					10,261,040
Other Municipal Security (3.6%)
	Amherst NY BAN GO	5.000%	11/1/24	29,714	29,714
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/28/25	31,000	31,141
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.000%	10/16/25	30,686	30,965
	Burlington County Bridge Commission (Non-Terminable) Revenue (Government Leasing Program)	4.500%	8/5/25	5,000	5,039
	Citizens Property Insurance Inc. Miscellaneous Revenue, Prere.	5.000%	12/1/24	6,555	6,563
[4,14]	Comal Independent School District GO	5.000%	2/15/25	5,500	5,521
	Commonwealth of Pennsylvania GO	4.000%	2/15/25	15,580	15,606
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	30,320	30,774
	Danville Multi-School Building Corp. Lease (Abatement) Revenue BAN	4.500%	12/15/24	12,000	12,009
	Essex County Improvement Authority (Non-Terminable) Revenue	5.000%	6/18/25	44,220	44,622
	Farmingdale Union Free School District GO	4.000%	5/30/25	6,750	6,781
	Greenville County School District GO	5.000%	6/24/25	25,000	25,324
[14]	Half Hollow Hills Central School District GO	4.000%	6/24/25	11,250	11,305
[10]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	11/7/24	13,885	13,885
[10]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.690%	11/7/24	26,760	26,760
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.500%	7/11/25	25,000	25,158
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.540%	11/7/24	6,450	6,450
	Ithaca City School District BAN GO	4.500%	7/11/25	26,605	26,756
[10]	Kent Hospital Finance Authority Michigan Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.490%	11/7/24	38,845	38,845
	Lake County OH GO	4.000%	9/24/25	7,000	7,052
	Lakota Local School District GO, Prere.	5.000%	12/1/24	3,885	3,890
	Lexington-Fayette Urban County Government GO	5.000%	11/1/24	1,340	1,340
	Longwood Central School District Suffolk County GO	4.000%	6/18/25	31,000	31,183
	Los Angeles CA General Fund Revenue TRAN	5.000%	6/26/25	22,500	22,723
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.580%	7/1/25	7,500	7,500
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	7/15/25	3,400	3,400
	Regional School Unit No. 14 BAN GO	5.000%	5/15/25	40,000	40,267
	Union County NJ BAN GO	5.000%	6/13/25	25,800	26,025
	University of Colorado College & University Revenue	5.000%	6/1/25	5,000	5,044
	Virginia Small Business Financing Authority Industrial Revenue PUT	5.000%	11/15/24	35,000	35,000
[14]	Washington GO	5.000%	7/1/25	5,060	5,117
[14]	Washington GO	5.000%	7/1/25	19,245	19,462
	West Windsor Township NJ BAN GO	4.000%	10/29/25	28,800	29,091
	Woodbridge Township NJ BAN GO	4.000%	10/10/25	25,000	25,237
Total Other Municipal Security (Cost $655,549)					655,549
Non-Financial Company Commercial Paper (4.7%)
	Austin TX CP	3.330%	12/4/24	54,300	54,300
	Austin TX CP	3.300%	12/19/24	13,450	13,450
	Austin TX CP	3.300%	12/19/24	59,600	59,600
	Board of Regents of the University of Texas System CP	3.600%	11/4/24	25,000	25,000
	Board of Regents of the University of Texas System CP	3.600%	11/13/24	7,000	7,000
	Board of Regents of the University of Texas System CP	3.200%	1/8/25	17,000	16,993
	Board of Regents of the University of Texas System CP	3.350%	1/10/25	25,000	25,000
	Board of Regents of the University of Texas System CP	3.200%	1/14/25	22,050	22,050
	Board of Regents of the University of Texas System CP	3.180%	1/28/25	8,335	8,335
	Board of Regents of the University of Texas System CP	3.180%	3/14/25	12,500	12,500
	Board of Regents of the University of Texas System CP	3.120%	4/3/25	8,335	8,335
	Board of Regents of the University of Texas System CP	3.130%	4/8/25	8,335	8,335
	El Paso TX Water & Sewer Water Revenue CP	3.550%	12/9/24	25,000	25,000
	El Paso TX Water & Sewer Water Revenue CP	3.500%	12/16/24	40,000	40,000
	Metropolitan Government of Nashville & Davidson County TN CP	3.350%	11/8/24	50,000	50,000
	Metropolitan Government of Nashville & Davidson County TN CP	3.450%	12/16/24	5,000	5,000
	Metropolitan Government of Nashville & Davidson County TN CP	3.600%	12/16/24	18,500	18,500
	Metropolitan Government of Nashville & Davidson County TN CP	3.500%	12/19/24	50,000	50,000
	Metropolitan Government of Nashville & Davidson County TN CP	3.600%	12/19/24	25,000	25,000
	New Jersey Infrastructure Bank CP	3.400%	1/13/25	25,000	25,000
	North Texas Municipal Water District CP	3.350%	12/19/24	15,000	15,000
	North Texas Municipal Water District CP	3.480%	12/19/24	58,000	58,000
	Omaha Public Power District Electric Power & Light CP	3.250%	12/12/24	35,100	35,100
	Omaha Public Power District Electric Power & Light CP	3.250%	12/17/24	12,000	12,000
	Permanent University Fund - University of Texas System CP	3.280%	2/6/25	25,000	25,000
	Permanent University Fund - University of Texas System CP	3.180%	3/3/25	25,000	25,000
	Permanent University Fund - University of Texas System CP	3.180%	3/4/25	25,000	25,000
	San Antonio TX CP	3.630%	12/16/24	40,000	40,000
	Texas State University System CP	3.550%	11/13/24	14,248	14,248
	University of North Texas System CP	3.680%	11/13/24	20,000	20,000
	University of North Texas System CP	3.400%	11/19/24	6,483	6,483
	University of North Texas System CP	3.680%	11/19/24	10,000	10,000
	Wisconsin CP	3.850%	11/20/24	22,104	22,104
14

Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin CP	3.400%	11/21/24	34,683	34,683
Total Non-Financial Company Commercial Paper (Cost $842,016)				842,016
Total Investments (99.6%) (Cost $17,980,113)				17,980,113
Other Assets and Liabilities—Net (0.4%)				66,305
Net Assets (100%)				18,046,418
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $6,974,923,000, representing 38.6% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
9	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Municipal Money Market Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $17,980,113)	17,980,113
Investment in Vanguard	481
Cash	1
Receivables for Investment Securities Sold	87,655
Receivables for Accrued Income	103,991
Receivables for Capital Shares Issued	43,539
Other Assets	4,061
Total Assets	18,219,841
Liabilities
Payables for Investment Securities Purchased	137,595
Payables for Capital Shares Redeemed	27,961
Payables for Distributions	6,698
Payables to Vanguard	1,169
Total Liabilities	173,423
Net Assets	18,046,418
At October 31, 2024, net assets consisted of:

Paid-in Capital	18,046,346
Total Distributable Earnings (Loss)	72
Net Assets	18,046,418

Net Assets
Applicable to 18,043,885,777 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,046,418
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
16

Municipal Money Market Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1]	610,266
Total Income	610,266
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,019
Management and Administrative	20,921
Marketing and Distribution	1,261
Custodian Fees	250
Auditing Fees	27
Shareholders’ Reports and Proxy Fees	103
Trustees’ Fees and Expenses	11
Other Expenses	16
Total Expenses	26,608
Expenses Paid Indirectly	(250)
Net Expenses	26,358
Net Investment Income	583,908
Realized Net Gain (Loss) on Investment Securities Sold[1]	11
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(121)
Net Increase (Decrease) in Net Assets Resulting from Operations	583,798
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,042,000, $91,000, $4,000, and ($121,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	583,908	498,053
Realized Net Gain (Loss)	11	188
Change in Unrealized Appreciation (Depreciation)	(121)	52
Net Increase (Decrease) in Net Assets Resulting from Operations	583,798	498,293
Distributions
Total Distributions	(584,160)	(498,309)
Capital Share Transactions (at $1.00 per share)
Issued	13,435,331	17,802,976
Issued in Lieu of Cash Distributions	497,979	432,754
Redeemed	(13,446,603)	(17,267,680)
Net Increase (Decrease) from Capital Share Transactions	486,707	968,050
Total Increase (Decrease)	486,345	968,034
Net Assets
Beginning of Period	17,560,073	16,592,039
End of Period	18,046,418	17,560,073

See accompanying Notes, which are an integral part of the Financial Statements.
18

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0332	.0302	.0066	.0001	.007
Net Realized and Unrealized Gain (Loss) on Investments	—	—	.0001	—	—
Total from Investment Operations	.0332	.0302	.0067	.0001	.007
Distributions
Dividends from Net Investment Income	(.0332)	(.0302)	(.0066)	(.0001)	(.007)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	(.0001)	—	—
Total Distributions	(.0332)	(.0302)	(.0067)	(.0001)	(.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.38%	3.06%	0.67%	0.01%	0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,046	$17,560	$16,592	$15,683	$17,736
Ratio of Total Expenses to Average Net Assets[4]	0.15%[5]	0.15%[5]	0.13%[5]	0.08%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.32%	3.02%	0.66%	0.01%	0.68%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for the year ended October 31, 2022, and 0.15% for the year ended 2021. For the years ended 2024, 2023, and 2020, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.15%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $481,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $250,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
20

Municipal Money Market Fund
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the timing of payables for distributions.. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	6,770
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(6,698)
Total	72
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	583,961	498,067
Ordinary Income*	35	12
Long-Term Capital Gains	164	230
Total	584,160	498,309
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,980,113
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $784,780,000 and sales were $594,674,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Municipal Money Market Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
22

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $164,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.
Q450 122024
23

Financial Statements
For the year ended October 31, 2024
Vanguard Tax-Exempt Bond Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	161
Tax information	162

Tax-Exempt Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.2%)
Alabama (0.6%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/42	30	32
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	11,070	11,489
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,475	10,871
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	410	416
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	1,185	1,229
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	2,095	2,162
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	1,605	1,700
Alabama GO	5.000%	8/1/27	700	725
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	5,840	5,840
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,940	1,978
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	2,410	2,565
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	4,005	4,342
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,745	1,927
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	1,270	1,419
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,250	1,388
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	1,000	1,108
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	4,950	5,444
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	1,710	1,878
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	1,845	2,021
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	9,880	10,025
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	305	332
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	240	241
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/39	2,550	2,760
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,695	4,691
Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/25	5,700	5,712
Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	2,175	2,179
Auburn University College & University Revenue	5.000%	6/1/28	435	448
Auburn University College & University Revenue	5.000%	6/1/43	5	5
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	13,870	14,518
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/43	245	236
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,347
Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.500%	10/1/49	1,500	1,586
Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.500%	10/1/54	1,250	1,313
Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.000%	10/1/56	500	501
Huntsville AL Water Revenue, Prere.	4.000%	5/1/25	1,150	1,154
Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,165	3,239
Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	514
Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	7,759
Jefferson County AL Sewer Revenue	5.000%	10/1/27	910	951
Jefferson County AL Sewer Revenue	5.000%	10/1/28	1,400	1,482
Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,650	1,768
Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,131
Jefferson County AL Sewer Revenue	5.000%	10/1/31	4,210	4,579
Jefferson County AL Sewer Revenue	5.000%	10/1/32	3,035	3,324
Jefferson County AL Sewer Revenue	5.000%	10/1/33	3,000	3,304
Jefferson County AL Sewer Revenue	5.000%	10/1/34	2,550	2,797
Jefferson County AL Sewer Revenue	5.000%	10/1/35	2,885	3,152
Jefferson County AL Sewer Revenue	5.000%	10/1/36	2,500	2,725
Jefferson County AL Sewer Revenue	5.000%	10/1/37	5,535	6,013
Jefferson County AL Sewer Revenue	5.000%	10/1/38	2,000	2,165
Jefferson County AL Sewer Revenue	5.000%	10/1/39	2,900	3,129
Jefferson County AL Sewer Revenue	5.250%	10/1/40	1,260	1,376
Jefferson County AL Sewer Revenue	5.250%	10/1/41	6,280	6,840
Jefferson County AL Sewer Revenue	5.250%	10/1/42	4,800	5,211
Jefferson County AL Sewer Revenue	5.250%	10/1/43	3,000	3,249
Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,750	4,052
Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,000	4,313
1

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	21,765	23,215
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	26,000	28,145
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,311
	University of Alabama College & University Revenue	3.500%	7/1/42	385	343
					233,669
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	15,925	15,944
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	5,000	4,761
					20,705
Arizona (1.2%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,152
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	2,990	3,084
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,255
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	389
	Arizona COP, ETM	5.000%	10/1/25	8,420	8,573
	Arizona COP, ETM	5.000%	10/1/27	280	298
	Arizona COP, ETM	5.000%	10/1/28	2,240	2,434
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,035	5,095
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	2,725	2,820
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	1,550	1,671
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	4,275	4,690
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	5,000	5,562
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	3,500	3,940
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/34	3,925	4,028
[1,2]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/34	7,500	8,855
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	10,075
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	4,945	5,229
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	3,780	4,064
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/48	2,000	2,134
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/53	2,000	2,121
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/54	3,000	3,160
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/51	4,430	3,899
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/61	6,000	5,123
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,094
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	840	866
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	395	416
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	345	370
	Arizona Lottery Revenue, ETM	5.000%	7/1/29	1,025	1,116
	Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,108
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	480	481
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	1,770	1,791
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	3,750	3,757
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	10,415	10,436
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	9,775	9,794
	Gilbert Public Facilities Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	15,543
	Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,107
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	190	190
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/33	15	14
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	10,845	11,283
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	830	837
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	3,560	3,588
	Phoenix AZ GO	4.000%	7/1/25	1,225	1,226
	Phoenix AZ GO	5.000%	7/1/25	20	20
	Phoenix AZ GO	5.000%	7/1/26	985	1,020
	Phoenix AZ GO	5.000%	7/1/27	9,340	9,666
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	3,845	3,851
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,895	1,898
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/29	15,950	15,948
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	270	283
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,420	1,484
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	1,170	1,216
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	6,520	6,523
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	15,050	16,203
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/41	1,000	1,005
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	28,695	28,897
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/44	7,075	6,905
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/45	2,080	1,980
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/45	380	394
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/49	3,450	2,626
2

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/49	1,000	966
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	27,295	28,254
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/25	125	126
	Pima County AZ Sewer System Sewer Revenue, ETM	5.000%	7/1/25	135	137
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	3,150	3,528
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	10,780	10,886
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/33	1,325	1,326
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	285	295
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	4,045	4,082
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	4,960	5,128
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	1,740	1,756
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	55	57
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	10,045	10,132
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	19,315	19,482
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/54	7,000	7,547
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/54	10,000	11,033
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	6,620	7,077
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	2,750	2,940
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	250	266
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	3,730	3,958
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	875	925
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,053
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	5,820	6,110
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	2,165	2,270
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	650	660
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/39	155	162
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	2,000	2,202
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/45	50	50
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	7,737
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	1,425	1,497
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/48	300	195
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	1,170	1,261
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	26,250	28,100
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	2,000	2,193
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	1,275	1,377
	University of Arizona College & University Revenue	4.000%	8/1/44	6,620	6,541
					443,896
Arkansas (0.1%)
	Fayetteville School District No. 1 GO	4.000%	2/1/46	5,000	4,846
	Fayetteville School District No. 1 GO	2.750%	6/1/46	155	113
	Fayetteville School District No. 1 GO	4.000%	2/1/50	5,000	4,795
	Fayetteville School District No. 1 GO	3.000%	6/1/50	70	52
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/47	5,950	5,769
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/50	2,000	1,924
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/53	3,015	2,953
	University of Arkansas College & University Revenue	5.000%	12/1/45	4,045	4,291
					24,743
California (16.8%)
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	5,040
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	2,800	683
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	1,320	340
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	4,300	2,418
3

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	4,900	2,828
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	9,305	5,351
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	7,500	4,302
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,730	988
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	31,590	17,606
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	2,550	2,307
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,441
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	3,650	3,759
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	150	100
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,326
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,915	1,970
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	70	61
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	510
[4]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	530	531
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,130	4,210
[5]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	276
[4]	Alvord Unified School District GO	0.000%	8/1/41	220	108
[4]	Alvord Unified School District GO	0.000%	8/1/43	590	277
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,628
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,135	2,239
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	4,702
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/29	600	514
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	1,255	1,036
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	2,525	1,926
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	1,490	991
	Antelope Valley Community College District GO	4.000%	8/1/46	10,125	10,017
	Antelope Valley Community College District GO	3.000%	8/1/50	7,145	5,786
[4]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	1,179
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	120	127
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	285	309
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	265	287
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	675	690
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	425	469
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	95	107
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	225	229
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	120	137
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	3,205	3,247
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,030	1,041
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	4,530	4,281
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	18,570	18,739
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	6,090	6,142
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	5,095	5,099
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	310	281
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	22,155	21,889
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	4,460	4,391
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,455	4,321
	Bay Area Toll Authority Highway Revenue	5.250%	4/1/54	5,000	5,521
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	13,780	9,242
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	5,065	4,940
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	7,000	6,647
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	180	191
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	215	238
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	340	376
	Beverly Hills Unified School District CA GO	0.000%	8/1/31	675	546
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	1,100	823
	Beverly Hills Unified School District CA GO	0.000%	8/1/37	1,850	1,090
	Beverly Hills Unified School District CA GO	3.000%	8/1/44	215	184
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	869
	California Department of Water Resources Water Revenue	5.000%	12/1/24	175	175
	California Department of Water Resources Water Revenue	5.000%	12/1/25	195	195
	California Department of Water Resources Water Revenue	5.000%	12/1/26	550	578
	California Department of Water Resources Water Revenue	5.000%	12/1/27	365	393
	California Department of Water Resources Water Revenue	5.000%	12/1/27	400	431
4

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/28	1,835	1,921
California Department of Water Resources Water Revenue	5.000%	12/1/28	405	445
California Department of Water Resources Water Revenue	5.000%	12/1/29	665	695
California Department of Water Resources Water Revenue	5.000%	12/1/29	295	331
California Department of Water Resources Water Revenue	5.000%	12/1/30	360	409
California Department of Water Resources Water Revenue	5.000%	12/1/30	380	396
California Department of Water Resources Water Revenue	5.000%	12/1/31	450	510
California Department of Water Resources Water Revenue	5.000%	12/1/31	355	370
California Department of Water Resources Water Revenue	5.000%	12/1/31	370	394
California Department of Water Resources Water Revenue	5.000%	12/1/31	35	39
California Department of Water Resources Water Revenue	5.000%	12/1/32	125	141
California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,422
California Department of Water Resources Water Revenue	5.000%	12/1/33	75	82
California Department of Water Resources Water Revenue	4.000%	12/1/34	8,075	8,233
California Department of Water Resources Water Revenue	5.000%	12/1/34	665	743
California Department of Water Resources Water Revenue	5.000%	12/1/34	225	245
California Department of Water Resources Water Revenue	4.000%	12/1/35	1,200	1,220
California Department of Water Resources Water Revenue	5.000%	12/1/35	785	875
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	50	57
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	245	282
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/32	110	129
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,690	12,369
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	10,720	12,362
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	3,225	3,229
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	3,375	3,380
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	220
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	130	144
California Educational Facilities Authority College & University Revenue	5.000%	5/1/29	495	548
California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	435	511
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	4,979
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,850	5,957
California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	2,000	2,111
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	24,635	29,607
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	5,905	7,114
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	5,040	4,760
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	24,110	28,990
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	2,040	1,295
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	15,965	19,241
California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	2,450	2,586
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,014
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	15,610	17,177
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	2,000	2,242
California GO	5.000%	11/1/24	150	150
California GO	5.000%	11/1/24	3,215	3,215
California GO	5.000%	11/1/24	3,655	3,655
California GO	4.000%	12/1/24	5,025	5,028
California GO	5.000%	12/1/24	1,050	1,051
California GO	5.500%	2/1/25	150	151
California GO	5.000%	3/1/25	13,665	13,746
California GO	5.000%	3/1/25	600	604
California GO	5.000%	4/1/25	3,005	3,028
California GO	5.000%	4/1/25	3,965	3,995
California GO	5.000%	8/1/25	3,380	3,430
California GO	5.000%	8/1/25	2,470	2,506
California GO	5.000%	8/1/25	2,055	2,085
California GO	5.000%	8/1/25	600	609
California GO	5.000%	8/1/25	335	340
California GO	5.000%	9/1/25	7,895	8,026
California GO	5.000%	9/1/25	1,235	1,256
California GO	5.000%	9/1/25	6,315	6,420
California GO	5.000%	9/1/25	2,000	2,033
California GO	5.000%	9/1/25	150	153
California GO	5.000%	9/1/25	4,790	4,870
California GO	5.000%	9/1/25	2,500	2,542
California GO	5.000%	9/1/25	5,000	5,083
California GO	4.000%	10/1/25	2,325	2,347
California GO	5.000%	10/1/25	7,840	7,986
5

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/25	5,000	5,093
	California GO	5.000%	10/1/25	975	993
	California GO	5.000%	10/1/25	3,950	4,023
	California GO	5.000%	10/1/25	5,310	5,409
	California GO	5.000%	10/1/25	180	180
	California GO	5.000%	10/1/25	735	736
	California GO	5.000%	10/1/25	930	931
	California GO	4.000%	11/1/25	1,255	1,269
	California GO	5.000%	11/1/25	4,395	4,485
	California GO	5.000%	11/1/25	7,150	7,297
	California GO	5.000%	11/1/25	8,360	8,532
	California GO	5.000%	12/1/25	6,165	6,303
	California GO	3.000%	3/1/26	2,875	2,871
	California GO	5.000%	3/1/26	15,475	15,570
	California GO	5.000%	3/1/26	980	986
	California GO	5.000%	4/1/26	4,045	4,168
	California GO	5.000%	4/1/26	11,365	11,710
[7]	California GO	3.875%	8/1/26	11,975	12,152
	California GO	4.000%	8/1/26	400	409
	California GO	5.000%	8/1/26	1,175	1,221
	California GO	5.000%	8/1/26	22,240	23,103
	California GO	5.000%	8/1/26	900	904
	California GO	5.000%	8/1/26	1,810	1,837
	California GO	5.000%	8/1/26	5,305	5,511
	California GO	5.000%	8/1/26	10,040	10,429
	California GO	5.000%	8/1/26	135	140
	California GO	4.000%	9/1/26	7,585	7,761
	California GO	5.000%	9/1/26	7,245	7,542
	California GO	5.000%	9/1/26	2,680	2,724
	California GO	5.000%	9/1/26	235	245
	California GO	5.000%	9/1/26	1,555	1,619
	California GO	5.000%	9/1/26	11,690	12,169
	California GO	5.000%	9/1/26	2,605	2,712
	California GO	5.000%	9/1/26	5,000	5,205
	California GO	5.000%	9/1/26	7,000	7,287
	California GO	5.000%	9/1/26	8,000	8,328
	California GO	5.000%	10/1/26	455	456
	California GO	5.000%	10/1/26	2,780	2,900
	California GO	5.000%	10/1/26	1,735	1,810
	California GO	5.000%	10/1/26	6,710	7,000
	California GO	5.000%	10/1/26	2,030	2,118
	California GO	5.000%	10/1/26	100	100
	California GO	4.000%	11/1/26	3,025	3,104
	California GO	5.000%	11/1/26	2,295	2,399
	California GO	5.000%	11/1/26	12,075	12,624
	California GO	5.000%	11/1/26	100	100
	California GO	5.000%	11/1/26	5,015	5,243
	California GO	5.000%	12/1/26	4,125	4,318
[8]	California GO	5.000%	2/1/27	3,990	4,188
	California GO	5.000%	3/1/27	6,000	6,034
	California GO	5.000%	3/1/27	8,090	8,136
	California GO	5.000%	4/1/27	5,445	5,736
	California GO	5.000%	4/1/27	2,995	3,155
	California GO	3.500%	8/1/27	455	464
	California GO	5.000%	8/1/27	2,510	2,543
	California GO	5.000%	8/1/27	7,655	7,688
	California GO	5.000%	8/1/27	3,750	3,979
	California GO	5.000%	8/1/27	7,310	7,757
	California GO	5.000%	9/1/27	1,010	1,049
	California GO	5.000%	9/1/27	1,180	1,254
	California GO	5.000%	9/1/27	6,325	6,724
	California GO	5.000%	9/1/27	8,000	8,505
	California GO	4.000%	10/1/27	11,205	11,599
	California GO	5.000%	10/1/27	1,265	1,347
	California GO	5.000%	10/1/27	2,755	2,839
	California GO	5.000%	10/1/27	6,100	6,497
	California GO	5.000%	10/1/27	10,115	10,131
	California GO	5.000%	10/1/27	55	55
	California GO	5.000%	11/1/27	1,000	1,067
	California GO	5.000%	11/1/27	2,355	2,513
6

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	11/1/27	2,450	2,614
California GO	5.000%	11/1/27	3,535	3,772
California GO	5.000%	11/1/27	3,590	3,831
California GO	5.000%	11/1/27	4,365	4,658
California GO	5.000%	11/1/27	1,260	1,344
California GO	5.000%	12/1/27	8,200	8,764
California GO	3.000%	3/1/28	4,370	4,393
California GO	5.000%	3/1/28	3,805	3,827
California GO	5.000%	4/1/28	6,675	7,174
California GO	5.000%	8/1/28	6,475	6,710
California GO	5.000%	8/1/28	9,270	9,606
California GO	5.000%	8/1/28	7,445	7,888
California GO	5.000%	8/1/28	2,090	2,117
California GO	5.000%	8/1/28	435	461
California GO	5.000%	8/1/28	7,645	8,267
California GO	5.000%	8/1/28	16,265	17,589
California GO	4.000%	9/1/28	315	322
California GO	5.000%	9/1/28	2,990	3,103
California GO	5.000%	9/1/28	2,845	2,886
California GO	5.000%	9/1/28	1,270	1,375
California GO	5.000%	9/1/28	1,240	1,287
California GO	5.000%	9/1/28	4,995	5,410
California GO	5.000%	10/1/28	930	931
California GO	5.000%	10/1/28	150	163
California GO	5.000%	10/1/28	5,060	5,488
California GO	5.000%	10/1/28	340	369
California GO	5.000%	10/1/28	22,295	24,182
California GO	5.000%	10/1/28	2,015	2,186
California GO	5.000%	10/1/28	995	997
California GO	5.000%	10/1/28	5	5
California GO	5.000%	11/1/28	230	245
California GO	5.000%	11/1/28	20,115	21,851
California GO	5.000%	12/1/28	14,350	15,611
California GO	5.000%	2/1/29	25	25
California GO	3.000%	3/1/29	65	65
California GO	3.000%	3/1/29	310	308
California GO	5.000%	3/1/29	535	584
California GO	5.000%	4/1/29	7,950	8,693
California GO	5.000%	4/1/29	3,305	3,614
California GO	5.000%	8/1/29	7,660	7,933
California GO	5.000%	8/1/29	275	291
California GO	5.000%	8/1/29	690	699
California GO	5.000%	8/1/29	1,350	1,398
California GO	5.000%	8/1/29	1,730	1,737
California GO	5.000%	8/1/29	3,495	3,778
California GO	5.000%	8/1/29	18,055	19,854
California GO	3.000%	9/1/29	155	154
California GO	5.000%	9/1/29	1,090	1,131
California GO	5.000%	9/1/29	2,110	2,189
California GO	5.000%	9/1/29	1,125	1,239
California GO	5.000%	9/1/29	10,770	11,860
California GO	5.000%	10/1/29	14,625	16,128
California GO	5.000%	10/1/29	8,605	8,854
California GO	5.000%	10/1/29	2,980	3,231
California GO	5.000%	10/1/29	5,780	6,374
California GO	5.000%	10/1/29	20,000	22,055
California GO	5.000%	10/1/29	5,750	6,341
California GO	5.000%	10/1/29	5,125	5,652
California GO	5.000%	10/1/29	250	250
California GO	4.000%	11/1/29	14,545	15,352
California GO	5.000%	11/1/29	22,950	25,344
California GO	5.000%	11/1/29	12,065	13,324
California GO	5.000%	11/1/29	12,345	13,111
California GO	5.000%	11/1/29	2,530	2,794
California GO	5.000%	12/1/29	1,805	1,995
California GO	5.000%	3/1/30	4,460	4,483
California GO	5.000%	3/1/30	2,495	2,771
California GO	5.000%	4/1/30	1,085	1,206
California GO	5.000%	8/1/30	7,940	8,208
California GO	5.000%	8/1/30	13,370	14,078
7

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/30	160	161
	California GO	5.000%	8/1/30	5,150	5,209
	California GO	5.000%	8/1/30	5,135	5,519
	California GO	5.000%	8/1/30	4,740	5,291
	California GO	5.000%	9/1/30	2,450	2,536
	California GO	5.000%	9/1/30	5,520	5,716
	California GO	5.000%	9/1/30	10,200	10,329
	California GO	5.000%	9/1/30	5,025	5,615
	California GO	5.000%	10/1/30	10,350	11,341
	California GO	5.000%	10/1/30	5,325	5,737
	California GO	5.000%	10/1/30	3,310	3,702
	California GO	5.000%	10/1/30	335	336
	California GO	5.000%	10/1/30	5	5
	California GO	5.000%	11/1/30	16,860	18,877
	California GO	5.000%	11/1/30	4,840	5,419
	California GO	5.000%	3/1/31	1,010	1,117
	California GO	5.000%	4/1/31	5,025	5,656
	California GO	5.000%	4/1/31	4,310	4,851
	California GO	5.000%	4/1/31	1,050	1,139
	California GO	5.000%	4/1/31	95	103
	California GO	4.000%	8/1/31	1,000	1,014
	California GO	5.000%	8/1/31	965	966
	California GO	5.000%	8/1/31	4,815	4,832
	California GO	5.000%	8/1/31	395	408
	California GO	5.000%	8/1/31	1,705	1,927
	California GO	5.000%	8/1/31	11,170	12,625
	California GO	3.250%	9/1/31	205	202
	California GO	4.000%	9/1/31	7,140	7,247
	California GO	5.000%	9/1/31	2,200	2,276
	California GO	5.000%	9/1/31	4,975	5,147
	California GO	5.000%	9/1/31	3,465	3,920
	California GO	5.000%	9/1/31	5,465	6,183
	California GO	5.000%	10/1/31	11,885	12,976
	California GO	5.000%	10/1/31	9,985	11,308
	California GO	5.000%	10/1/31	7,250	8,211
	California GO	5.000%	10/1/31	340	341
	California GO	5.000%	11/1/31	400	422
	California GO	5.000%	11/1/31	500	528
	California GO	5.000%	11/1/31	865	965
	California GO	5.000%	11/1/31	2,025	2,260
	California GO	5.000%	11/1/31	5,500	5,900
	California GO	5.000%	11/1/31	7,000	7,936
	California GO	5.000%	12/1/31	1,000	1,030
	California GO	5.000%	4/1/32	12,805	14,536
	California GO	5.000%	4/1/32	2,685	3,048
	California GO	5.000%	4/1/32	2,445	2,643
	California GO	4.000%	8/1/32	8,325	8,428
	California GO	5.000%	8/1/32	2,340	2,343
	California GO	5.000%	8/1/32	250	251
	California GO	5.000%	8/1/32	1,035	1,045
	California GO	5.000%	8/1/32	1,330	1,373
[4]	California GO	5.250%	8/1/32	39,785	45,398
	California GO	5.250%	8/1/32	1,075	1,087
	California GO	3.000%	9/1/32	520	508
	California GO	3.500%	9/1/32	65	64
	California GO	4.000%	9/1/32	13,560	13,734
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	7,610	7,708
	California GO	4.000%	9/1/32	305	309
	California GO	5.000%	9/1/32	2,465	2,549
	California GO	5.000%	9/1/32	3,260	3,295
	California GO	5.000%	9/1/32	3,430	3,547
	California GO	5.000%	9/1/32	5,000	5,703
	California GO	5.000%	9/1/32	2,955	3,370
	California GO	5.000%	9/1/32	625	713
	California GO	3.000%	10/1/32	335	314
	California GO	5.000%	10/1/32	2,200	2,394
	California GO	5.000%	10/1/32	16,250	18,151
	California GO	5.000%	10/1/32	9,245	10,403
	California GO	5.000%	10/1/32	7,130	7,141
8

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	10/1/32	65	65
California GO	5.000%	11/1/32	1,360	1,434
California GO	5.000%	11/1/32	11,010	11,801
California GO	5.000%	11/1/32	500	527
California GO	5.000%	11/1/32	230	255
California GO	5.000%	11/1/32	40	46
California GO	5.000%	12/1/32	150	154
California GO	5.000%	3/1/33	1,185	1,190
California GO	5.000%	3/1/33	5,000	5,475
California GO	5.000%	3/1/33	1,045	1,144
California GO	5.000%	3/1/33	2,500	2,738
California GO	5.000%	4/1/33	7,890	8,504
California GO	5.000%	4/1/33	1,045	1,179
California GO	3.500%	8/1/33	365	360
California GO	4.000%	8/1/33	5,910	5,968
California GO	5.000%	8/1/33	8,730	9,010
California GO	5.000%	8/1/33	1,400	1,402
California GO	5.000%	8/1/33	13,065	13,105
California GO	5.000%	8/1/33	2,315	2,430
California GO	5.000%	8/1/33	7,270	8,337
California GO	3.000%	9/1/33	2,320	2,253
California GO	3.375%	9/1/33	795	776
California GO	4.000%	9/1/33	505	510
California GO	4.000%	9/1/33	620	626
California GO	5.000%	9/1/33	1,355	1,400
California GO	5.000%	9/1/33	1,025	1,161
California GO	5.000%	9/1/33	5,055	5,801
California GO	5.000%	9/1/33	6,000	6,886
California GO	5.000%	9/1/33	11,000	12,624
California GO	3.000%	10/1/33	730	709
California GO	4.000%	10/1/33	245	258
California GO	5.000%	10/1/33	5,405	6,166
California GO	5.000%	10/1/33	7,300	7,312
California GO	5.000%	10/1/33	65	65
California GO	4.000%	11/1/33	7,190	7,328
California GO	5.000%	11/1/33	350	386
California GO	5.000%	3/1/34	1,290	1,410
California GO	4.000%	8/1/34	465	465
California GO	5.000%	8/1/34	1,730	1,746
California GO	5.000%	8/1/34	10,535	10,863
California GO	4.000%	9/1/34	16,725	16,857
California GO	4.000%	9/1/34	260	262
California GO	4.000%	9/1/34	5	5
California GO	4.000%	9/1/34	16,665	17,834
California GO	5.000%	9/1/34	1,230	1,243
California GO	5.000%	9/1/34	3,185	3,289
California GO	5.000%	9/1/34	2,205	2,491
California GO	5.000%	9/1/34	5,000	5,722
California GO	5.000%	9/1/34	10,185	11,801
California GO	5.000%	9/1/34	1,105	1,280
California GO	4.000%	10/1/34	5,720	5,897
California GO	4.000%	10/1/34	6,615	6,923
California GO	4.000%	11/1/34	3,280	3,338
California GO	4.000%	11/1/34	1,910	1,993
California GO	5.000%	11/1/34	1,670	1,840
California GO	5.000%	12/1/34	3,570	3,670
California GO	5.000%	12/1/34	12,115	13,360
California GO	5.000%	3/1/35	26,245	28,605
California GO	5.000%	3/1/35	2,120	2,311
California GO	3.125%	4/1/35	135	132
California GO	5.000%	4/1/35	3,750	4,203
California GO	5.000%	4/1/35	9,780	10,438
California GO	3.500%	8/1/35	290	277
California GO	5.000%	8/1/35	1,000	1,030
California GO	5.000%	8/1/35	1,570	1,572
California GO	5.000%	8/1/35	5,075	5,121
California GO	5.000%	8/1/35	1,545	1,619
California GO	3.000%	9/1/35	860	808
California GO	4.000%	9/1/35	7,470	7,520
California GO	4.000%	9/1/35	510	513
9

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	9/1/35	5,105	5,139
California GO	5.000%	9/1/35	16,330	16,846
California GO	5.000%	9/1/35	3,340	3,446
California GO	5.000%	9/1/35	2,035	2,290
California GO	5.000%	9/1/35	5,000	5,696
California GO	5.000%	9/1/35	10,000	11,460
California GO	5.000%	10/1/35	1,390	1,424
California GO	5.000%	10/1/35	5,000	5,666
California GO	4.000%	11/1/35	200	203
California GO	4.000%	11/1/35	2,340	2,430
California GO	5.000%	11/1/35	1,155	1,214
California GO	3.750%	12/1/35	70	70
California GO	5.000%	12/1/35	11,865	13,042
California GO	4.000%	3/1/36	10,700	11,045
California GO	5.000%	3/1/36	1,005	1,091
California GO	5.000%	4/1/36	7,900	8,479
California GO	4.000%	8/1/36	1,500	1,508
California GO	5.000%	8/1/36	9,035	9,597
California GO	5.000%	8/1/36	55	57
California GO	5.000%	8/1/36	5,890	6,163
California GO	5.000%	8/1/36	700	801
California GO	3.000%	9/1/36	2,580	2,375
California GO	4.000%	9/1/36	215	216
California GO	4.000%	9/1/36	685	689
California GO	5.000%	9/1/36	575	593
California GO	5.000%	9/1/36	2,220	2,484
California GO	5.000%	9/1/36	7,080	7,922
California GO	5.000%	9/1/36	5,015	5,677
California GO	5.000%	9/1/36	25,000	28,460
California GO	3.000%	10/1/36	1,480	1,389
California GO	4.000%	10/1/36	1,155	1,184
California GO	4.000%	10/1/36	5,940	6,157
California GO	5.000%	10/1/36	10,790	12,153
California GO	2.000%	11/1/36	150	119
California GO	4.000%	11/1/36	35	36
California GO	4.000%	11/1/36	1,020	1,055
California GO	5.000%	11/1/36	6,600	7,034
California GO	5.000%	11/1/36	5,740	6,276
California GO	5.000%	12/1/36	4,430	4,847
California GO	3.750%	4/1/37	755	755
California GO	5.000%	4/1/37	1,360	1,456
California GO	5.000%	4/1/37	2,050	2,283
California GO	4.000%	8/1/37	40	40
California GO	4.000%	8/1/37	165	167
California GO	5.000%	8/1/37	5,595	5,758
California GO	5.000%	8/1/37	14,000	15,998
California GO	4.000%	9/1/37	925	929
California GO	4.000%	9/1/37	10,000	10,467
California GO	3.000%	10/1/37	13,520	12,567
California GO	3.750%	10/1/37	14,960	14,964
California GO	4.000%	10/1/37	5,555	5,676
California GO	5.000%	10/1/37	110	110
California GO	5.000%	10/1/37	3,975	4,394
California GO	5.000%	11/1/37	22,705	24,142
California GO	5.000%	11/1/37	2,365	2,479
California GO	5.000%	11/1/37	1,150	1,287
California GO	4.000%	3/1/38	8,595	8,817
California GO	5.000%	4/1/38	5,480	5,855
California GO	4.000%	8/1/38	885	888
California GO	5.000%	8/1/38	1,600	1,646
California GO	5.000%	9/1/38	3,895	4,399
California GO	5.000%	8/1/39	4,840	5,512
California GO	5.000%	9/1/39	4,875	5,436
California GO	4.000%	10/1/39	7,805	7,916
California GO	4.000%	10/1/39	6,400	6,412
California GO	5.000%	10/1/39	4,685	4,794
California GO	5.000%	10/1/39	3,485	3,739
California GO	5.000%	10/1/39	1,295	1,454
California GO	5.000%	11/1/39	17,480	18,524
California GO	4.000%	3/1/40	5,000	5,085
10

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/41	6,515	7,150
	California GO	5.000%	9/1/41	8,000	9,023
	California GO	4.000%	10/1/41	8,415	8,544
	California GO	5.000%	10/1/41	13,615	14,870
	California GO	3.000%	11/1/41	210	181
	California GO	4.000%	11/1/41	2,905	2,902
	California GO	5.000%	4/1/42	11,410	11,860
	California GO	5.000%	4/1/42	10,685	11,764
	California GO	4.000%	9/1/42	1,710	1,735
	California GO	5.000%	9/1/42	12,310	13,614
	California GO	5.000%	9/1/42	3,550	3,708
	California GO	4.000%	10/1/42	950	965
	California GO	5.000%	10/1/42	24,075	25,495
	California GO	5.000%	10/1/42	27,355	30,440
	California GO	5.000%	11/1/42	7,875	8,725
	California GO	4.000%	2/1/43	25	25
	California GO	4.000%	9/1/43	6,505	6,583
	California GO	4.000%	9/1/43	5,900	5,974
	California GO	5.000%	9/1/43	6,005	6,671
	California GO	5.000%	9/1/43	15,650	17,468
	California GO	2.250%	11/1/43	210	146
	California GO	2.375%	12/1/43	1,415	1,003
	California GO	5.000%	12/1/43	140	151
	California GO	5.000%	8/1/44	4,755	5,303
	California GO	5.250%	8/1/44	6,745	7,689
	California GO	5.000%	9/1/44	11,345	12,605
	California GO	4.000%	10/1/44	5,220	5,225
	California GO	4.000%	11/1/44	635	633
	California GO	4.000%	3/1/45	85	85
	California GO	5.000%	3/1/45	3,610	3,623
	California GO	3.250%	4/1/45	5,150	4,428
	California GO	4.000%	8/1/45	120	120
	California GO	4.000%	9/1/45	40	40
	California GO	5.000%	9/1/45	7,560	7,776
	California GO	5.000%	10/1/45	9,030	9,914
	California GO	5.250%	10/1/45	10,250	11,477
	California GO	4.000%	11/1/45	16,725	16,658
	California GO	3.000%	3/1/46	5,160	4,174
	California GO	4.000%	3/1/46	3,000	3,011
	California GO	4.000%	3/1/46	5,700	5,720
	California GO	4.000%	8/1/46	110	109
	California GO	3.000%	9/1/46	1,385	1,113
	California GO	4.000%	9/1/46	95	94
	California GO	5.000%	9/1/46	1,600	1,642
	California GO	2.375%	10/1/46	6,670	4,490
	California GO	3.000%	12/1/46	100	81
	California GO	5.000%	4/1/47	8,865	9,611
	California GO	4.000%	9/1/47	12,400	12,455
	California GO	5.250%	9/1/47	12,725	14,081
	California GO	3.625%	10/1/47	1,070	968
	California GO	5.000%	10/1/47	6,885	7,022
	California GO	4.000%	11/1/47	80	79
	California GO	5.000%	11/1/47	16,630	17,199
	California GO	5.000%	9/1/48	14,750	16,233
	California GO	4.000%	4/1/49	710	712
	California GO	5.000%	4/1/49	3,485	3,653
	California GO	4.000%	8/1/49	13,100	13,140
	California GO	5.000%	8/1/49	3,000	3,306
	California GO	5.500%	8/1/49	5,075	5,812
	California GO	3.000%	10/1/49	2,325	1,829
	California GO	2.500%	12/1/49	560	371
	California GO	3.000%	12/1/49	400	314
	California GO	2.500%	3/1/50	2,000	1,319
	California GO	3.000%	3/1/50	3,000	2,353
	California GO	4.000%	3/1/50	3,000	3,004
	California GO	4.000%	10/1/50	7,330	7,346
	California GO	5.250%	10/1/50	20,005	22,202
	California GO	3.000%	11/1/50	2,500	1,955
[3]	California GO	3.000%	11/1/50	4,000	3,157
	California GO	4.000%	11/1/50	11,900	11,752
11

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	2.375%	10/1/51	200	126
	California GO	3.000%	4/1/52	12,020	9,355
	California GO	4.250%	9/1/52	4,485	4,564
	California GO	5.000%	9/1/52	2,630	2,849
	California GO	4.000%	8/1/54	4,890	4,872
	California GO	5.250%	8/1/54	2,920	3,264
	California GO	5.500%	8/1/54	2,940	3,346
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/29	970	1,052
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	1,145	1,190
[2]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,470	1,491
[8]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	140	146
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,150	1,229
[8]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,070	1,154
[8]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,255	1,353
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	5,000	5,486
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	5,045	5,494
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	1,570	1,660
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,360
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	1,895	1,978
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	4,795	4,810
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,695	4,067
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	5,380	5,321
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,025	780
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	120	122
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	70	73
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	180	191
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	450	483
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	260	275
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	380	412
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	213
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/38	2,445	2,558
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/39	90	94
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/45	16,985	17,242
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	470	480
	California Municipal Finance Authority College & University Revenue	5.000%	9/1/49	3,150	3,406
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,690
	California Municipal Finance Authority College & University Revenue	5.000%	9/1/54	3,185	3,417
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	50	54
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/43	1,500	1,571
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/48	5,000	5,206
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	680	702
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,163
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,701
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,825
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	9,800	2,815
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,511
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,090	3,134
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	530	540
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	340	344
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,404
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	115	116
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	647
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	60	64
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,025	6,452
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	640	646
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,095	1,183
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	110
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	2,355	2,502
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	310	311
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	555	588
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	5,573
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/30	10,875	10,904
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	1,320	1,479
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,875	4,370
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	1,145	1,295
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,005	2,248
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,008
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,010	2,244
12

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,650	5,665
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,665	1,853
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/35	1,850	2,124
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	135	150
California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,435	4,443
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	1,650	1,882
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	330	364
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	15,942
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	2,225	2,238
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	2,700	2,991
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	290	320
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	17,005	18,507
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	1,900	1,903
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	2,475	2,498
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	2,900	2,964
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	2,115	2,213
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	5,000	5,313
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	1,500	1,602
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,185	1,288
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	7,265	8,200
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	15,000	15,113
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	2,000	2,303
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	3,500	3,992
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,215	1,358
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	10,085	11,479
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	2,250	2,555
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	4,000	3,658
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	4,005	4,011
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/49	12,000	11,923
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/25	40	41
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	135	141
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	220	235
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	50	53
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	270	301
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	6,320	7,011
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,530	2,534
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	3,055	3,295
California State University College & University Revenue	5.000%	11/1/25	360	368
California State University College & University Revenue	5.000%	11/1/26	255	261
California State University College & University Revenue	5.000%	11/1/26	25	26
California State University College & University Revenue	5.000%	11/1/27	345	353
California State University College & University Revenue	5.000%	11/1/27	150	159
California State University College & University Revenue	5.000%	11/1/27	2,785	2,885
California State University College & University Revenue	3.250%	11/1/28	1,815	1,817
California State University College & University Revenue	5.000%	11/1/28	870	900
California State University College & University Revenue	5.000%	11/1/28	675	715
California State University College & University Revenue	3.375%	11/1/29	4,065	4,074
California State University College & University Revenue	5.000%	11/1/29	270	285
California State University College & University Revenue	5.000%	11/1/29	1,200	1,241
California State University College & University Revenue	5.000%	11/1/30	6,000	6,114
California State University College & University Revenue	5.000%	11/1/31	13,590	13,841
California State University College & University Revenue	5.000%	11/1/31	295	310
California State University College & University Revenue	5.000%	11/1/31	2,300	2,372
California State University College & University Revenue	5.000%	11/1/32	595	625
California State University College & University Revenue	5.000%	11/1/32	8,560	8,822
California State University College & University Revenue	3.000%	11/1/33	330	322
California State University College & University Revenue	5.000%	11/1/33	510	535
California State University College & University Revenue	5.000%	11/1/33	55	56
California State University College & University Revenue	4.000%	11/1/34	3,075	3,109
California State University College & University Revenue	4.000%	11/1/34	8,585	8,615
California State University College & University Revenue	4.000%	11/1/35	2,190	2,212
California State University College & University Revenue	5.000%	11/1/35	435	455
California State University College & University Revenue	3.125%	11/1/36	1,675	1,612
California State University College & University Revenue	5.000%	11/1/36	1,320	1,379
California State University College & University Revenue	5.000%	11/1/36	275	282
California State University College & University Revenue	3.200%	11/1/37	340	328
California State University College & University Revenue	4.000%	11/1/37	375	378
California State University College & University Revenue	5.000%	11/1/37	720	732
California State University College & University Revenue	5.000%	11/1/37	305	318
California State University College & University Revenue	4.000%	11/1/38	4,140	4,165
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/38	3,285	3,336
	California State University College & University Revenue	5.000%	11/1/38	130	135
	California State University College & University Revenue	5.000%	11/1/41	6,160	6,296
	California State University College & University Revenue	5.000%	11/1/42	3,980	4,127
	California State University College & University Revenue	4.000%	11/1/43	11,930	11,840
	California State University College & University Revenue	5.000%	11/1/43	2,310	2,340
	California State University College & University Revenue	5.000%	11/1/43	4,145	4,376
	California State University College & University Revenue	5.000%	11/1/44	35	37
	California State University College & University Revenue	4.000%	11/1/45	2,505	2,477
	California State University College & University Revenue	5.000%	11/1/45	1,190	1,213
	California State University College & University Revenue	5.500%	11/1/46	2,500	2,888
	California State University College & University Revenue	5.000%	11/1/47	805	830
	California State University College & University Revenue	5.000%	11/1/47	4,980	5,042
	California State University College & University Revenue	5.000%	11/1/48	2,525	2,643
	California State University College & University Revenue	5.250%	11/1/48	2,670	2,988
	California State University College & University Revenue	5.000%	11/1/49	1,775	1,869
	California State University College & University Revenue	3.000%	11/1/52	500	393
	California State University College & University Revenue	5.250%	11/1/53	3,600	3,997
	California State University College & University Revenue	4.000%	11/1/55	8,410	8,349
	California State University College & University Revenue	5.500%	11/1/55	8,000	9,122
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,312
	California State University College & University Revenue PUT	3.125%	11/1/26	1,820	1,815
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	690
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	280
	California State University College & University Revenue, Prere.	5.000%	11/1/24	130	130
	California State University College & University Revenue, Prere.	5.000%	11/1/24	1,055	1,055
	California State University College & University Revenue, Prere.	5.000%	11/1/24	150	150
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	100
	California State University College & University Revenue, Prere.	5.000%	11/1/24	1,605	1,605
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	3,720
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,060
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/40	500	441
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	4,100	4,095
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	414
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,844
[4]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	287
	Cerritos Community College District GO	3.000%	8/1/44	20	17
	Cerritos Community College District GO	4.000%	8/1/44	2,455	2,459
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	595	603
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,011
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	21,730	21,898
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	2,825	2,787
	Chaffey Community College District GO	4.000%	6/1/43	85	85
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,722
	Chaffey Joint Union High School District GO	0.000%	8/1/40	3,455	1,795
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,754
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,555	13,673
[4]	Chino Valley Unified School District GO	3.375%	8/1/50	5,000	4,344
	Chino Valley Unified School District GO	5.000%	8/1/55	14,000	14,777
	Citrus Community College District GO	5.000%	8/1/49	2,000	2,190
	Clovis Unified School District GO	4.000%	8/1/40	60	60
	Clovis Unified School District GO	5.000%	8/1/47	3,000	3,208
	Clovis Unified School District GO	4.000%	8/1/48	1,570	1,550
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	65
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	5	5
[4]	Coast Community College District GO	0.000%	8/1/27	100	92
	Coast Community College District GO	0.000%	8/1/41	10,110	4,996
	Coast Community College District GO	4.000%	8/1/42	1,000	991
	Coast Community College District GO	0.000%	8/1/43	4,200	1,878
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,805	2,849
	Coast Community College District GO, Prere.	4.500%	8/1/27	730	768
[4]	Colton Joint Unified School District GO	0.000%	8/1/42	990	462
[3]	Compton CA Unified School District GO	0.000%	6/1/36	2,500	1,592
[3]	Compton CA Unified School District GO	3.000%	6/1/49	15	12
[3]	Compton CA Unified School District GO	4.000%	6/1/49	125	123
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/34	290	305
	Coronado Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	970	983
[4]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	358
	Corona-Norco Unified School District GO	4.000%	8/1/43	65	65
	Corona-Norco Unified School District GO	4.000%	8/1/49	2,785	2,737
14

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cupertino Union School District GO	4.000%	8/1/40	11,090	11,109
	Cypress School District GO	0.000%	8/1/40	250	126
[5]	Cypress School District GO, 8.125% coupon rate effective 8/1/31	0.000%	8/1/50	330	306
	Desert Community College District GO	4.000%	8/1/39	1,380	1,387
	Desert Community College District GO	4.000%	8/1/51	8,470	8,338
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,861
	Downey Unified School District GO	4.000%	8/1/52	460	460
	Dublin Unified School District GO	4.125%	8/1/49	2,000	2,018
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	15,000	15,194
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	245	248
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	80	85
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	354
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	145	154
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	91
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	305	323
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,449
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	1,100	1,111
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	7,930	8,002
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	541
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	12,767
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	118
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/49	5,000	5,543
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/42	75	79
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	10,560	10,929
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	142
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	154
	El Camino Community College District Foundation GO	0.000%	8/1/38	1,170	683
	El Monte Union High School District GO	0.000%	6/1/44	2,900	1,287
	El Monte Union High School District GO	0.000%	6/1/45	3,170	1,346
	El Monte Union High School District GO	0.000%	6/1/46	2,665	1,084
[3]	Elk Grove Unified School District COP	3.125%	2/1/40	150	132
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	4,921
	Etiwanda School District Community Facilities District No. 9 Special Tax Revenue	5.000%	9/1/35	1,160	1,166
[4]	Folsom Cordova Unified School District GO	4.000%	10/1/44	6,425	6,348
[2,6]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,230
	Foothill-De Anza Community College District GO	3.000%	8/1/40	710	646
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	735
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	4,925	4,853
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,180	7,983
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,500	20,983
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,980	6,895
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,265	5,553
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	515	486
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	30	30
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	385	372
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	1,695	1,553
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	20	18
	Foster City CA GO	2.250%	8/1/50	1,000	634
	Fremont Union High School District GO	4.000%	8/1/40	725	725
	Fremont Union High School District GO	4.000%	8/1/44	20,015	19,666
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,325
	Fremont Union High School District GO	4.000%	8/1/46	20	20
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	438
	Fresno Unified School District GO	4.000%	8/1/41	560	559
	Fresno Unified School District GO	0.000%	8/1/43	5,365	2,386
	Fresno Unified School District GO	4.000%	8/1/46	75	74
[3]	Fresno Unified School District GO	3.000%	8/1/51	3,960	3,105
	Fresno Unified School District GO	4.000%	8/1/55	4,000	3,929
	Glendale CA Community College District GO	0.000%	8/1/44	4,320	1,858
	Glendale CA Community College District GO	4.000%	8/1/46	7,400	7,321
	Glendale CA Community College District GO	3.000%	8/1/47	790	630
	Glendale CA Community College District GO	4.000%	8/1/50	8,295	8,114
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	170	182
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	3,595	3,546
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,481
[4]	Hayward Unified School District GO	4.000%	8/1/42	10,920	10,790
[4]	Hayward Unified School District GO	4.000%	8/1/45	3,000	2,986
[3]	Hayward Unified School District GO	4.000%	8/1/46	2,005	1,984
[3]	Hayward Unified School District GO	4.000%	8/1/48	2,485	2,444
[4]	Hayward Unified School District GO	4.000%	8/1/50	6,245	6,117
15

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Huntington Beach Union High School District GO	0.000%	8/1/33	9,040	6,757
[6]	Huntington Beach Union High School District GO	0.000%	8/1/34	9,170	6,589
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	2,000	2,050
[4]	Inland Valley Development Agency Tax Allocation Revenue	5.000%	9/1/44	5,000	5,037
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,120
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	5,000	5,101
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	10,535	10,553
[3]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/53	4,415	4,883
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,711
	Kern Community College District GO	3.000%	8/1/46	2,440	2,029
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	95	94
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	9,864
	Lodi CA Unified School District GO	3.000%	8/1/43	70	59
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	415	441
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	70	72
[5]	Long Beach Community College District GO, 4.750% Coupon rate effective 8/1/32	0.000%	8/1/49	800	565
	Long Beach Unified School District GO	0.000%	8/1/38	2,900	1,618
	Long Beach Unified School District GO	0.000%	8/1/39	10,780	5,747
	Long Beach Unified School District GO	4.000%	8/1/45	350	346
	Long Beach Unified School District GO	3.000%	8/1/47	6,200	4,981
	Long Beach Unified School District GO	3.000%	8/1/48	450	358
	Long Beach Unified School District GO	3.000%	8/1/50	75	59
	Los Angeles CA Community College District GO	5.000%	8/1/25	1,350	1,371
	Los Angeles CA Community College District GO	5.000%	8/1/25	15	15
	Los Angeles CA Community College District GO	5.000%	8/1/25	45	46
	Los Angeles CA Community College District GO	5.000%	8/1/25	4,000	4,064
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	119
	Los Angeles CA Community College District GO	5.000%	8/1/26	25	26
	Los Angeles CA Community College District GO	5.000%	8/1/26	3,515	3,661
	Los Angeles CA Community College District GO	5.000%	8/1/27	110	118
	Los Angeles CA Community College District GO	5.000%	8/1/27	5,000	5,343
	Los Angeles CA Community College District GO	5.000%	8/1/30	2,445	2,769
	Los Angeles CA Community College District GO	5.000%	8/1/30	5,000	5,662
	Los Angeles CA Community College District GO	5.000%	8/1/31	10,000	11,491
	Los Angeles CA Community College District GO	5.000%	8/1/32	9,805	11,404
	Los Angeles CA Community College District GO	4.000%	8/1/36	115	116
	Los Angeles CA Community College District GO	5.000%	8/1/36	20	23
	Los Angeles CA Community College District GO	5.000%	8/1/36	6,125	7,174
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,075	1,084
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,477
	Los Angeles CA Community College District GO	5.000%	8/1/37	140	159
	Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	14,970
	Los Angeles CA Community College District GO	3.000%	8/1/39	345	320
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,534
	Los Angeles CA Unified School District COP	5.000%	10/1/31	2,000	2,259
	Los Angeles CA Unified School District COP	5.000%	10/1/32	2,000	2,285
	Los Angeles CA Unified School District COP	5.000%	10/1/34	2,000	2,288
	Los Angeles CA Unified School District COP	5.000%	10/1/35	1,310	1,493
	Los Angeles CA Unified School District COP	5.000%	10/1/36	1,600	1,815
	Los Angeles CA Unified School District COP	5.000%	10/1/38	1,000	1,127
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,245	1,263
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,460	1,481
	Los Angeles CA Unified School District GO	5.000%	7/1/25	5,000	5,070
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,390	3,438
	Los Angeles CA Unified School District GO	5.000%	7/1/26	165	167
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,761
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,600	2,701
	Los Angeles CA Unified School District GO	5.000%	7/1/26	4,640	4,821
	Los Angeles CA Unified School District GO	5.000%	7/1/27	1,015	1,054
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,155	3,362
	Los Angeles CA Unified School District GO	5.000%	7/1/27	95	101
	Los Angeles CA Unified School District GO	5.000%	7/1/27	235	250
	Los Angeles CA Unified School District GO	5.000%	7/1/27	145	154
	Los Angeles CA Unified School District GO	5.000%	7/1/27	4,000	4,262
	Los Angeles CA Unified School District GO	5.000%	7/1/28	250	268
	Los Angeles CA Unified School District GO	5.000%	7/1/28	100	109
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,150	5,340
	Los Angeles CA Unified School District GO	5.000%	7/1/29	440	446
	Los Angeles CA Unified School District GO	5.000%	7/1/29	65	72
	Los Angeles CA Unified School District GO	5.000%	7/1/29	290	310
16

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/29	255	283
Los Angeles CA Unified School District GO	5.000%	7/1/29	390	433
Los Angeles CA Unified School District GO	5.000%	7/1/29	9,775	10,845
Los Angeles CA Unified School District GO	5.000%	7/1/30	650	715
Los Angeles CA Unified School District GO	5.000%	7/1/30	965	998
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,750	1,866
Los Angeles CA Unified School District GO	5.000%	7/1/30	100	113
Los Angeles CA Unified School District GO	3.000%	7/1/31	4,060	4,001
Los Angeles CA Unified School District GO	5.000%	7/1/31	930	1,020
Los Angeles CA Unified School District GO	5.000%	7/1/31	130	138
Los Angeles CA Unified School District GO	5.000%	7/1/31	29,500	33,918
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,390	1,354
Los Angeles CA Unified School District GO	4.000%	7/1/32	140	148
Los Angeles CA Unified School District GO	5.000%	7/1/32	190	213
Los Angeles CA Unified School District GO	5.000%	7/1/32	325	345
Los Angeles CA Unified School District GO	5.000%	7/1/32	80	87
Los Angeles CA Unified School District GO	5.000%	7/1/32	15	17
Los Angeles CA Unified School District GO	5.000%	7/1/32	43,945	51,059
Los Angeles CA Unified School District GO	4.000%	7/1/33	2,520	2,527
Los Angeles CA Unified School District GO	4.000%	7/1/33	140	147
Los Angeles CA Unified School District GO	4.000%	7/1/33	50	52
Los Angeles CA Unified School District GO	5.000%	7/1/33	175	196
Los Angeles CA Unified School District GO	5.000%	7/1/33	160	179
Los Angeles CA Unified School District GO	5.000%	7/1/33	4,250	4,985
Los Angeles CA Unified School District GO	5.000%	7/1/33	25,725	30,176
Los Angeles CA Unified School District GO	3.000%	1/1/34	150	143
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,689
Los Angeles CA Unified School District GO	5.000%	7/1/34	5,000	5,884
Los Angeles CA Unified School District GO	5.000%	7/1/34	27,190	32,228
Los Angeles CA Unified School District GO	3.000%	7/1/35	50	47
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,077
Los Angeles CA Unified School District GO	5.000%	7/1/35	155	172
Los Angeles CA Unified School District GO	5.000%	7/1/35	4,525	5,360
Los Angeles CA Unified School District GO	3.500%	7/1/36	55	54
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,048
Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	2,063
Los Angeles CA Unified School District GO	4.000%	7/1/37	7,455	7,690
Los Angeles CA Unified School District GO	5.000%	7/1/37	2,440	2,815
Los Angeles CA Unified School District GO	5.000%	7/1/37	7,865	9,186
Los Angeles CA Unified School District GO	3.000%	7/1/38	200	184
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,056
Los Angeles CA Unified School District GO	5.000%	7/1/38	60	63
Los Angeles CA Unified School District GO	5.000%	7/1/38	2,000	2,299
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,251
Los Angeles CA Unified School District GO	5.000%	7/1/39	4,000	4,643
Los Angeles CA Unified School District GO	4.000%	7/1/40	1,120	1,139
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,100
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,875	4,466
Los Angeles CA Unified School District GO	5.250%	7/1/40	3,000	3,478
Los Angeles CA Unified School District GO	5.000%	7/1/41	2,015	2,281
Los Angeles CA Unified School District GO	5.000%	7/1/41	1,575	1,802
Los Angeles CA Unified School District GO	5.000%	7/1/42	4,825	5,482
Los Angeles CA Unified School District GO	5.250%	7/1/42	25,560	27,011
Los Angeles CA Unified School District GO	5.250%	7/1/42	3,000	3,433
Los Angeles CA Unified School District GO	5.000%	7/1/43	2,500	2,801
Los Angeles CA Unified School District GO	4.000%	7/1/44	4,000	4,008
Los Angeles CA Unified School District GO	4.000%	7/1/44	50	50
Los Angeles CA Unified School District GO	3.000%	7/1/45	25	21
Los Angeles CA Unified School District GO	5.000%	7/1/45	4,000	4,488
Los Angeles CA Unified School District GO	2.625%	7/1/46	2,000	1,441
Los Angeles CA Unified School District GO	4.000%	7/1/46	85	85
Los Angeles CA Unified School District GO	5.250%	7/1/47	7,750	8,623
Los Angeles CA Unified School District GO	5.250%	7/1/48	6,105	6,837
Los Angeles CA Unified School District GO	4.000%	7/1/49	4,500	4,503
Los Angeles CA Unified School District GO	5.250%	7/1/49	3,770	4,254
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	40	40
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	640	641
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	310	321
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	280	304
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	505	549
17

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	85	96
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	55	64
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,416
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,236
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	252
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	50	52
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,215
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/49	2,000	2,212
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	2,000	2,204
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/57	2,000	2,204
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,254
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	5,350	5,313
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	18,145	18,887
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/38	1,485	1,731
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	490	508
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	140	149
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	825	898
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	620	688
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	335	372
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	565	635
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	405	457
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,070	1,216
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,325	1,479
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	165	189
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,260	3,367
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,260	3,627
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	315	362
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	470	536
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,785	3,089
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	6,335	6,667
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	365	415
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	70	74
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	3,210	3,553
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,010	10,518
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	280	301
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	245	256
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	1,065	1,174
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	8,000	8,314
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,510	1,591
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,275	1,404
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	335	358
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	130	137
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	365	378
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,315	1,443
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,560	1,603
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	75	80
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	155	162
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,250	1,311
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	105	112
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,085	1,138
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	1,000	1,040
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	120	128
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,725	5,987
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	600	627
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,945	4,118
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	10,040	10,591
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	2,185	2,168
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,386
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,000	5,360
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,380	7,392
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/49	5,000	5,724
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,650	1,802
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	7,000	7,780
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/53	1,960	2,228
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	860	846
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	250	259
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	20	22
18

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	350	386
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	185	205
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5	6
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	210	235
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,070	1,184
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	405	447
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,055	4,517
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,495	1,647
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	85	94
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,680	5,139
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	380	421
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	4,605	5,045
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,005	1,099
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	540	589
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,105	3,128
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,635	1,778
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	10,000	10,189
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	490	531
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	3,135	3,184
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	150	162
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,995	2,067
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,600	2,763
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	10,445	11,303
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	15,255	14,901
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	290	283
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	6,150	6,409
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	145	147
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	370	384
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,050	1,118
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	550	586
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	770	838
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	100	109
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	210	228
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,945	2,158
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,090
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,560	1,565
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,245	1,403
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.250%	7/1/31	320	314
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	155	168
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	280	321
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	410	444
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,510	8,206
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	205	239
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	5,505	5,898
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	105	113
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,350	1,354
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,520	2,527
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	115	120
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,505	1,605
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,199
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	375	376
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	235	248
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,500	4,037
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	120	127
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	5,000	5,748
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,265	3,442
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	424
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	6,000	6,880
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	6,865	7,971
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,745	3,010
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	255	285
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	300	305
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,155	1,259
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	4,870	5,378
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,880	9,690
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,000	1,104
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,405	3,825
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	17,080	17,724
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,026
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	7,070	7,288
19

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,945	3,146
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,055	5,560
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	550	615
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	3,545	3,733
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,470	8,224
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	7,359
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,575	2,864
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	3,265	3,649
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,000	2,246
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	125	133
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,500	2,786
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,465	1,548
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,855	1,990
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	200	217
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	3,595	3,994
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	4,000	4,464
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,404
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	4,300	4,765
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	3,885	4,230
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	6,620	7,335
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	5,610	5,997
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	2,545	2,785
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	150	159
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,537
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	6,000	6,364
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	7,700	8,469
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	6,700	7,159
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	8,285	8,814
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,000	7,479
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	470	512
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	3,000	3,316
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/54	6,000	6,723
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	15	16
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	240	257
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	40	47
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	20	23
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	335	358
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,327
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	435	481
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	40	44
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	11
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	20	22
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	65	73
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,035	3,312
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,535	2,766
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	150	168
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	625	635
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,630	1,769
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,815	3,939
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	50	56
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	155	171
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,540	1,623
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,202
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,605	5,685
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	65	70
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	4,295	4,256
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	11,135	12,081
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	6,095	6,382
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,885	3,848
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	4,185	4,443
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	8,275	8,950
Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	4,700	5,227
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,655	2,655
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	365	373
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	845	883
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,410	1,471
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,660	2,765
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	1,010	1,049
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	5	5
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	9,160	9,292
20

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	3,085	3,125
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	2,925	2,957
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,501
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	340	338
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,005	2,031
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	440	435
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/27	575	564
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	185	197
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	95	101
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/27	130	140
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	9,500	9,633
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	280	307
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	105	117
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	20	22
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	515	563
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	520	567
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,015	1,167
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	185	200
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/35	740	800
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,411
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,077
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,565	8,314
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	5,170	5,641
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/48	815	892
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/49	2,175	2,396
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/49	4,605	4,887
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/53	110	120
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	6,500	6,959
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	12,630	13,967
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	110	112
	Montebello Unified School District GO	4.000%	8/1/46	1,500	1,445
[6]	Moreno Valley CA Unified School District GO	0.000%	8/1/25	4,025	3,925
	Mount San Antonio Community College District GO	5.875%	8/1/28	5,000	5,486
	Mount San Antonio Community College District GO	5.000%	8/1/44	170	181
	Mount San Antonio Community College District GO	0.000%	8/1/45	6,670	2,793
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,200	2,469
	Mount San Antonio Community College District GO	4.000%	8/1/46	1,500	1,499
	Mount San Antonio Community College District GO	4.000%	8/1/49	14,725	14,607
	Mount San Antonio Community College District GO	4.000%	8/1/49	4,600	4,599
[5]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	250	246
	Mount San Jacinto Community College District GO	4.000%	8/1/43	8,430	8,442
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	315	323
[4]	Napa Valley Unified School District GO	4.000%	8/1/44	5,365	5,301
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	242
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	353
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	217
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	266
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	409
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	485	500
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	523
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	35	40
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	225	263
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/33	505	577
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/37	10,000	11,803
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	1,170	658
	Oakland CA GO	3.000%	1/15/50	4,225	3,422
	Oakland CA GO	5.500%	7/15/53	1,390	1,577
[4]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	20	17
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	5,685	5,601
[4]	Oakland Unified School District/Alameda County GO	5.250%	8/1/48	5,385	5,970
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,630	2,671
[4]	Orange County CA Ocean View School District GO	2.375%	8/1/50	2,660	1,711
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	50	54
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	750	797
	Orange County Water District Water Revenue	4.000%	8/15/41	165	166
	Oxnard Union High School District GO	4.000%	8/1/47	4,775	4,752
	Palo Alto Unified School District GO	3.250%	8/1/42	1,800	1,681
	Palomar Community College District GO	4.000%	8/1/45	740	733
	Palomar Community College District GO, Prere.	4.000%	8/1/25	120	121
	Pasadena Area Community College District GO	5.000%	8/1/48	2,900	3,159
21

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pasadena Area Community College District GO	4.000%	8/1/52	1,880	1,872
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	1,525	1,626
	Peralta Community College District GO	4.000%	8/1/39	5,350	5,285
	Peralta Community College District GO	4.000%	8/1/39	40	40
[4]	Perris Union CA High School District GO	4.000%	9/1/43	300	301
	Perris Union CA High School District GO	3.000%	9/1/45	40	33
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,015	1,204
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	172
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,430	7,351
	Pleasanton Unified School District GO	4.000%	8/1/52	3,000	3,001
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/26	1,065	1,108
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	376
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	5,500	5,623
	Poway Unified School District GO	0.000%	8/1/32	130	101
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,598
	Poway Unified School District GO	0.000%	8/1/36	1,000	655
	Poway Unified School District GO	0.000%	8/1/38	2,000	1,193
	Poway Unified School District GO	0.000%	8/1/40	10,450	5,667
	Poway Unified School District GO	0.000%	8/1/46	7,075	2,709
	Rio Hondo CA Community College District GO	6.850%	8/1/42	3,550	4,564
	Rio Hondo CA Community College District GO	0.000%	8/1/43	5,000	2,108
	Rio Hondo CA Community College District GO	0.000%	8/1/44	5,000	1,994
	Rio Hondo CA Community College District GO	0.000%	8/1/45	5,000	1,891
	Rio Hondo CA Community College District GO	0.000%	8/1/46	5,000	1,786
[4]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/47	195	196
[4]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/52	9,030	9,714
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,118
	Riverside CA Sewer Revenue	5.000%	8/1/40	335	339
	Riverside Community College District GO	3.000%	8/1/37	2,010	1,856
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	330	334
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	2,815	2,883
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	620	629
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	3,375	3,412
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	855	861
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,260
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,178
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	2,625	2,569
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,625	5,182
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	245	262
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	1,725	1,837
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	1,055	1,121
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/35	120	127
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	1,250	1,272
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	980	1,035
	Riverside Unified School District GO	4.000%	8/1/42	4,855	4,859
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,435	1,261
[4]	Sacramento CA City Unified School District GO	0.000%	7/1/30	4,515	3,811
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	547
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,258
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	12,297
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	7,555	7,774
[8]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	6,030	6,695
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	394
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/49	2,430	2,645
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/49	3,410	3,789
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/54	2,915	3,151
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/54	8,615	9,498
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	660	727
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	5,000	5,404
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,525	2,722
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/45	65	65
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/48	55	61
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/49	6,000	6,626
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	6,096
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/54	7,400	8,117
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	360	394
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/32	55	64
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	275	324
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/35	85	99
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/36	220	255
22

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/37	100	115
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/38	65	75
[4]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,650	5,576
	San Bernardino Community College District GO	0.000%	8/1/48	2,200	806
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	190	198
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	5,320	5,419
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	155	162
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	1,605	1,720
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/24	6,905	6,909
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	15,450	15,794
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,390
	San Diego CA Unified School District GO	5.000%	7/1/25	4,800	4,867
	San Diego CA Unified School District GO	5.000%	7/1/26	5,080	5,156
[4]	San Diego CA Unified School District GO	5.500%	7/1/26	15	16
	San Diego CA Unified School District GO	5.000%	7/1/27	85	86
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	215	232
	San Diego CA Unified School District GO	5.000%	7/1/28	1,075	1,173
[4]	San Diego CA Unified School District GO	5.250%	7/1/28	525	578
	San Diego CA Unified School District GO	4.000%	7/1/29	1,515	1,545
	San Diego CA Unified School District GO	5.000%	7/1/29	1,645	1,706
	San Diego CA Unified School District GO	5.000%	7/1/29	20	22
	San Diego CA Unified School District GO	0.000%	7/1/30	105	88
	San Diego CA Unified School District GO	0.000%	7/1/30	100	84
	San Diego CA Unified School District GO	5.000%	7/1/30	50	57
	San Diego CA Unified School District GO	0.000%	7/1/31	380	307
	San Diego CA Unified School District GO	0.000%	7/1/31	1,270	1,031
	San Diego CA Unified School District GO	4.000%	7/1/31	310	314
	San Diego CA Unified School District GO	4.000%	7/1/32	725	735
	San Diego CA Unified School District GO	4.000%	7/1/33	405	410
	San Diego CA Unified School District GO	0.000%	7/1/35	1,000	692
	San Diego CA Unified School District GO	0.000%	7/1/36	340	225
	San Diego CA Unified School District GO	0.000%	7/1/36	895	593
	San Diego CA Unified School District GO	0.000%	7/1/37	1,275	808
	San Diego CA Unified School District GO	0.000%	7/1/38	170	103
	San Diego CA Unified School District GO	0.000%	7/1/39	1,595	921
	San Diego CA Unified School District GO	0.000%	7/1/40	1,000	550
	San Diego CA Unified School District GO	0.000%	7/1/41	4,850	2,545
	San Diego CA Unified School District GO	3.125%	7/1/42	2,850	2,504
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	566
	San Diego CA Unified School District GO	5.000%	7/1/43	35	39
	San Diego CA Unified School District GO	0.000%	7/1/44	1,750	798
	San Diego CA Unified School District GO	0.000%	7/1/45	1,775	771
	San Diego CA Unified School District GO	0.000%	7/1/45	900	391
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	3,184
	San Diego CA Unified School District GO	2.250%	7/1/45	100	67
	San Diego CA Unified School District GO	4.000%	7/1/45	780	771
	San Diego CA Unified School District GO	4.000%	7/1/45	5	5
	San Diego CA Unified School District GO	4.000%	7/1/46	5,295	5,306
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,359
	San Diego CA Unified School District GO	4.000%	7/1/47	12,720	12,548
	San Diego CA Unified School District GO	3.250%	7/1/48	10,120	8,590
	San Diego CA Unified School District GO	5.000%	7/1/48	6,160	6,723
	San Diego CA Unified School District GO	0.000%	7/1/49	2,435	859
	San Diego CA Unified School District GO	4.000%	7/1/49	700	688
	San Diego CA Unified School District GO	5.000%	7/1/49	1,555	1,705
	San Diego CA Unified School District GO	3.000%	7/1/50	5,100	4,046
	San Diego CA Unified School District GO	4.000%	7/1/50	1,000	996
	San Diego CA Unified School District GO	4.250%	7/1/52	3,485	3,529
	San Diego CA Unified School District GO	4.000%	7/1/53	13,075	12,936
	San Diego CA Unified School District GO	4.000%	7/1/53	17,820	17,631
	San Diego CA Unified School District GO	5.000%	7/1/53	3,025	3,274
	San Diego CA Unified School District GO	4.000%	7/1/54	2,920	2,884
[5]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	203
[5]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,695	1,398
[5]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	15,100	14,986
[5]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,180
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	385	323
	San Diego CA Unified School District GO, ETM	0.000%	7/1/31	1,040	842
	San Diego Community College District GO, Prere.	4.000%	8/1/26	230	235
	San Diego Community College District GO, Prere.	4.000%	8/1/26	245	251
23

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,340	1,394
	San Diego Community College District GO, Prere.	5.000%	8/1/26	200	208
	San Diego Community College District GO, Prere.	5.000%	8/1/26	2,150	2,236
	San Diego County CA COP	5.000%	10/1/48	3,000	3,276
	San Diego County CA COP	5.000%	10/1/53	3,775	4,090
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	240	259
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	50	54
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,750	1,812
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	4,300	4,539
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	245
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/46	200	215
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,750	1,802
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	645	685
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	5,350	5,054
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	195	226
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	140	164
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	240	278
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	55	63
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	215	247
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	705	721
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	15,385	15,665
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	5,600	6,071
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	2,225	2,402
	San Diego County Water Authority Water Revenue	5.000%	5/1/32	130	148
	San Diego County Water Authority Water Revenue	4.000%	5/1/33	80	85
	San Diego County Water Authority Water Revenue	4.000%	5/1/34	1,515	1,604
	San Diego County Water Authority Water Revenue	4.000%	5/1/35	255	268
	San Diego County Water Authority Water Revenue	4.000%	5/1/36	730	763
	San Diego County Water Authority Water Revenue	4.000%	5/1/37	210	219
	San Diego County Water Authority Water Revenue	4.000%	5/1/38	105	109
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,595	6,092
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,330	2,454
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/49	4,150	3,399
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	6,805	6,808
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	2,265	2,473
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	10	10
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/48	2,500	2,503
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	50	50
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	4,020	4,403
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/54	3,620	3,914
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	40	40
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	505	524
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	195	198
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	360	375
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	600	625
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	380	396
	San Diego Unified School District, ETM	0.000%	7/1/30	515	432
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	5,230	5,242
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	508
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	7,235	7,248
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/36	30	31
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	4,500	4,548
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	3,175	2,897
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/40	25	28
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/42	5,300	4,659
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,500	3,496
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,562
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	8,600	8,609
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	11,290	11,672
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	885	704
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	4,565	3,607
[3]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	6,315	5,037
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,940	4,960
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/28	500	509
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/42	2,170	2,131
	San Francisco CA City & County (Multiple Capital Improvement Project) COP	4.000%	4/1/45	6,090	6,095
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,038
	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,109
	San Francisco CA City & County GO	5.000%	6/15/30	3,125	3,527
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,471
24

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA City & County GO	4.000%	6/15/32	35	36
San Francisco CA City & County GO	5.000%	6/15/32	25	29
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	275	275
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	3,135	3,275
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,615	1,685
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	2,055	2,140
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	1,690	1,786
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,440	1,493
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	20,060	20,090
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,635	2,765
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	3,025	3,547
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,319
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	3,115	3,633
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	4,500	4,542
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	3,050	3,535
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/37	3,050	3,526
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,920	1,929
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	1,000	1,026
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,000	1,020
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	5,260	5,228
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,450	1,441
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,201
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	1,030	1,064
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	120	124
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	40	44
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	135	153
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	150	163
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	25	27
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	1,695	1,831
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	1,635	1,762
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	2,600	2,792
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	3,000	3,384
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	15	17
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	1,020	1,038
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	7,495	7,707
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	20	21
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	3,870	4,055
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	3,000	3,277
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	10,470	10,955
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	7,580	8,110
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	4,000	4,291
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	235	252
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	620	678
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	330	374
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	675	777
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	240	279
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	85	99
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	50	58
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	140	161
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,620	2,592
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	5,055	5,063
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	70	73
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/45	1,185	1,280
25

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	145	156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/47	3,000	2,999
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/49	3,205	3,495
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	95	94
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/51	60	59
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	15,725	17,067
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	5,900	6,167
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	20,000	19,493
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/28	5	5
	San Francisco Community College District GO	4.000%	6/15/45	1,000	994
[3]	San Francisco Community College District GO	5.250%	6/15/49	16,335	17,931
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	10	10
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,700	10,638
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	3,000	3,105
[6]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	218
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	1,165	1,296
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	730	759
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	13,875	13,905
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	13,595	13,622
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	998	974
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	210	209
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	2,130	2,060
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	113
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	365	334
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,595
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	700	703
	San Jose CA GO	5.000%	9/1/45	10,000	10,598
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	270	297
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	11,225	12,256
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	1,020	1,034
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	50	53
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,870	5,090
	San Jose Unified School District GO	5.000%	8/1/32	25	25
	San Juan Unified School District GO	4.000%	8/1/46	3,655	3,648
	San Marcos Unified School District GO	0.000%	8/1/51	1,000	287
	San Mateo County Community College District GO	5.000%	9/1/45	8,090	8,533
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	30	30
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	9,000	9,504
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	12,350	10,206
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	950	593
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	2,953
	San Mateo Union High School District GO	4.000%	9/1/34	800	812
	San Mateo Union High School District GO	2.125%	9/1/48	700	439
[5]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	900	937
[5]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	150	118
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/49	1,000	1,014
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/52	85	85
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	125
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	1,450	773
	Santa Clara County CA GO	4.000%	8/1/37	10,000	10,102
	Santa Clara County CA GO	3.500%	8/1/38	85	80
	Santa Clara County CA GO	3.250%	8/1/39	965	913
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/37	80	73
	Santa Clara Unified School District GO	3.500%	7/1/42	165	157
	Santa Clara Unified School District GO	3.250%	7/1/44	1,170	1,036
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	30	32
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	330	357
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/29	150	166
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	190	214
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/31	105	120
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/32	60	69
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	240	282
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	130	151
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	560	648
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	115	132
	Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	6/1/26	450	459
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,100	1,117
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/52	1,000	1,098
	Santa Monica Community College District GO	5.000%	8/1/43	1,570	1,657
	Santa Monica Community College District GO	4.000%	8/1/47	3,000	2,972
26

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/49	25	20
	Santa Rosa High School District GO	5.000%	8/1/53	8,285	8,922
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/44	400	282
[4]	Selma Unified School District GO	3.000%	8/1/49	2,100	1,678
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/26	135	128
	South San Francisco Unified School District GO	4.000%	9/1/48	30	30
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	670	672
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/35	70	81
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/36	30	35
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	5,315	5,866
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Flats Project)	5.000%	7/1/28	1,035	1,126
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	1,200	1,354
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/49	4,565	5,111
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/53	4,800	5,229
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/41	5,025	5,083
	Southwestern Community College District GO	3.000%	8/1/41	1,355	1,186
	Southwestern Community College District GO	0.000%	8/1/46	320	124
[3]	Southwestern Community College District GO	2.500%	8/1/46	1,000	710
	Southwestern Community College District GO	4.000%	8/1/47	12,095	11,931
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/45	1,740	1,738
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/50	4,760	4,701
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	1,000	647
[4]	Sweetwater Union High School District GO	3.375%	8/1/40	25	23
	Sweetwater Union High School District GO	4.000%	8/1/42	17,125	17,055
[4]	Sweetwater Union High School District GO	0.000%	8/1/46	2,250	764
	Torrance Unified School District GO	0.000%	8/1/34	4,055	2,486
[3]	Tracy Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/49	1,000	1,086
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,020	1,054
[4]	Twin Rivers Unified School District GO	0.000%	8/1/41	375	176
[4]	Twin Rivers Unified School District GO	0.000%	8/1/44	840	346
	University of California College & University Revenue	5.000%	5/15/25	115	116
	University of California College & University Revenue	5.000%	5/15/25	140	142
	University of California College & University Revenue	5.000%	5/15/26	1,135	1,149
	University of California College & University Revenue	5.000%	5/15/26	15	16
	University of California College & University Revenue	5.000%	5/15/26	11,800	12,218
	University of California College & University Revenue	5.000%	5/15/26	9,545	9,883
	University of California College & University Revenue	5.000%	5/15/27	4,095	4,139
	University of California College & University Revenue	5.000%	5/15/27	7,240	7,694
	University of California College & University Revenue	5.000%	5/15/27	60	64
	University of California College & University Revenue	5.000%	5/15/27	50	53
	University of California College & University Revenue	5.000%	5/15/28	620	627
	University of California College & University Revenue	5.000%	5/15/28	25	27
	University of California College & University Revenue	5.000%	5/15/28	3,315	3,599
	University of California College & University Revenue	3.250%	5/15/29	1,890	1,891
	University of California College & University Revenue	5.000%	5/15/29	2,885	3,194
	University of California College & University Revenue	5.000%	5/15/29	1,325	1,402
	University of California College & University Revenue	5.000%	5/15/29	2,505	2,774
	University of California College & University Revenue	3.250%	5/15/30	510	508
	University of California College & University Revenue	5.000%	5/15/30	21,070	23,617
	University of California College & University Revenue	5.000%	5/15/31	210	212
	University of California College & University Revenue	5.000%	5/15/31	35	40
	University of California College & University Revenue	5.000%	5/15/31	2,500	2,835
	University of California College & University Revenue	5.000%	5/15/31	135	153
	University of California College & University Revenue	5.000%	5/15/31	8,460	9,594
	University of California College & University Revenue	5.000%	5/15/32	360	385
	University of California College & University Revenue	5.000%	5/15/32	860	868
	University of California College & University Revenue	5.000%	5/15/32	75	83
	University of California College & University Revenue	5.000%	5/15/32	3,030	3,477
	University of California College & University Revenue	5.000%	5/15/32	825	866
	University of California College & University Revenue	5.000%	5/15/32	665	763
	University of California College & University Revenue	5.000%	5/15/32	1,300	1,492
	University of California College & University Revenue	4.000%	5/15/33	65	66
	University of California College & University Revenue	5.000%	5/15/33	1,730	1,847
	University of California College & University Revenue	5.000%	5/15/33	3,195	3,708
	University of California College & University Revenue	5.000%	5/15/33	290	321
	University of California College & University Revenue	5.000%	5/15/33	2,645	3,070
	University of California College & University Revenue	5.000%	5/15/33	2,550	2,960
27

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/33	10,340	12,001
University of California College & University Revenue	4.000%	5/15/34	15	15
University of California College & University Revenue	5.000%	5/15/34	20	22
University of California College & University Revenue	5.000%	5/15/34	1,125	1,301
University of California College & University Revenue	4.000%	5/15/35	55	56
University of California College & University Revenue	5.000%	5/15/35	530	564
University of California College & University Revenue	5.000%	5/15/35	120	132
University of California College & University Revenue	5.000%	5/15/35	45	51
University of California College & University Revenue	5.000%	5/15/35	16,470	18,969
University of California College & University Revenue	5.000%	5/15/35	185	213
University of California College & University Revenue	5.000%	5/15/35	10,300	12,021
University of California College & University Revenue	5.000%	5/15/35	12,035	14,046
University of California College & University Revenue	5.000%	5/15/36	3,875	4,041
University of California College & University Revenue	5.000%	5/15/36	75	80
University of California College & University Revenue	5.000%	5/15/36	285	314
University of California College & University Revenue	5.000%	5/15/36	235	266
University of California College & University Revenue	5.000%	5/15/36	7,325	8,524
University of California College & University Revenue	5.000%	5/15/36	2,000	2,327
University of California College & University Revenue	4.000%	5/15/37	95	98
University of California College & University Revenue	5.000%	5/15/37	95	99
University of California College & University Revenue	5.000%	5/15/37	5,065	5,799
University of California College & University Revenue	5.000%	5/15/37	10,000	11,596
University of California College & University Revenue	5.000%	5/15/37	9,400	10,900
University of California College & University Revenue	5.000%	5/15/38	20	21
University of California College & University Revenue	5.000%	5/15/38	125	137
University of California College & University Revenue	5.000%	5/15/38	8,060	8,260
University of California College & University Revenue	5.000%	5/15/38	45	51
University of California College & University Revenue	5.000%	5/15/38	10,000	11,572
University of California College & University Revenue	5.000%	5/15/39	1,285	1,406
University of California College & University Revenue	5.000%	5/15/39	1,000	1,123
University of California College & University Revenue	5.000%	5/15/39	1,135	1,292
University of California College & University Revenue	5.000%	5/15/39	6,745	7,772
University of California College & University Revenue	5.000%	5/15/39	10,400	11,984
University of California College & University Revenue	5.000%	5/15/40	4,900	5,608
University of California College & University Revenue	5.500%	5/15/40	5,735	6,701
University of California College & University Revenue	5.000%	5/15/41	2,410	2,617
University of California College & University Revenue	5.000%	5/15/41	1,340	1,529
University of California College & University Revenue	5.000%	5/15/42	1,000	1,083
University of California College & University Revenue	5.000%	5/15/42	1,000	1,107
University of California College & University Revenue	5.000%	5/15/42	5,005	5,612
University of California College & University Revenue	5.000%	5/15/42	8,000	9,067
University of California College & University Revenue	5.000%	5/15/42	725	822
University of California College & University Revenue	5.250%	5/15/42	720	752
University of California College & University Revenue	5.000%	5/15/43	19,005	19,928
University of California College & University Revenue	5.000%	5/15/43	5,400	5,822
University of California College & University Revenue	5.000%	5/15/43	5,045	5,624
University of California College & University Revenue	5.000%	5/15/43	6,000	6,757
University of California College & University Revenue	5.000%	5/15/43	5,900	6,644
University of California College & University Revenue	5.000%	5/15/44	2,685	3,009
University of California College & University Revenue	4.000%	5/15/46	4,645	4,655
University of California College & University Revenue	5.000%	5/15/46	17,865	18,203
University of California College & University Revenue	4.000%	5/15/47	11,965	11,961
University of California College & University Revenue	5.000%	5/15/47	490	506
University of California College & University Revenue	5.250%	5/15/47	4,080	4,239
University of California College & University Revenue	4.000%	5/15/48	1,300	1,266
University of California College & University Revenue	5.000%	5/15/48	9,335	9,729
University of California College & University Revenue	2.500%	5/15/50	2,950	1,937
University of California College & University Revenue	4.000%	5/15/50	1,500	1,493
University of California College & University Revenue	4.000%	5/15/51	5,000	4,963
University of California College & University Revenue	5.000%	5/15/54	14,645	15,965
University of California College & University Revenue	5.250%	5/15/58	725	760
University of California College & University Revenue (Limited Project)	5.000%	5/15/25	565	571
University of California College & University Revenue (Limited Project)	5.000%	5/15/27	150	152
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	2,835	2,865
University of California College & University Revenue (Limited Project)	5.000%	5/15/29	5,380	5,435
University of California College & University Revenue (Limited Project)	5.000%	5/15/30	680	687
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	160	161
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	1,175	1,185
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	285	299
University of California College & University Revenue (Limited Project)	4.000%	5/15/33	15	15
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	455	476
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	45	51
	University of California College & University Revenue (Limited Project)	4.000%	5/15/34	55	55
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	280	314
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	125	130
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	345	386
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	1,095	1,104
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	15	16
	University of California College & University Revenue (Limited Project)	5.000%	5/15/36	270	281
	University of California College & University Revenue (Limited Project)	4.000%	5/15/37	10,700	11,094
	University of California College & University Revenue (Limited Project)	4.000%	5/15/39	1,000	1,026
	University of California College & University Revenue (Limited Project)	5.000%	5/15/40	1,305	1,314
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	26,140	27,120
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	185	194
	University of California College & University Revenue (Limited Project)	4.000%	5/15/46	1,865	1,811
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	7,770	8,373
	University of California College & University Revenue (Limited Project)	4.000%	5/15/47	10,720	10,391
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	21,170	21,856
	University of California College & University Revenue (Limited Project)	4.000%	5/15/48	7,460	7,211
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	13,415	10,753
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	2,095	2,063
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	13,735	14,280
	Upland Unified School District GO	0.000%	8/1/50	1,100	364
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,613
[4]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,036
[4]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,698
	Ventura County Community College District GO	3.125%	8/1/31	590	586
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,260	2,373
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,729
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	700	535
[6]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	695
[3]	West Contra Costa Unified School District GO	5.000%	8/1/49	1,600	1,735
[4]	West Contra Costa Unified School District GO	3.000%	8/1/51	4,890	3,923
[3]	West Contra Costa Unified School District GO	4.000%	8/1/54	970	953
[3]	West Contra Costa Unified School District GO	5.000%	8/1/54	3,365	3,630
	West Valley-Mission Community College District GO	4.000%	8/1/40	1,435	1,411
	Westside Union School District GO	0.000%	8/1/40	355	176
	Westside Union School District GO	0.000%	8/1/45	265	104
[4]	William S Hart Union High School District GO	0.000%	9/1/28	1,385	1,238
	William S Hart Union High School District GO	0.000%	8/1/33	850	633
[4]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	999
	William S Hart Union High School District GO	3.500%	8/1/38	335	326
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	220	223
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	1,100	1,117
					6,351,883
Colorado (1.3%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	2,550	2,553
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	2,125	2,345
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	8,825	9,182
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,420	1,474
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,690	8,797
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/47	5,085	5,515
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/48	2,500	2,706
	Adams 12 Five Star Schools GO	5.000%	12/15/33	4,000	4,159
	Adams 12 Five Star Schools GO	5.000%	12/15/34	1,000	1,039
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	300	313
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	5,000	5,223
	Adams County CO COP	4.000%	12/1/45	12,930	12,353
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,146
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	6,435	6,882
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	10/1/38	10	10
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,405	1,458
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,560	3,695
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,725	2,829
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,805
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,376
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	20,000	22,608
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	9,000	8,300
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	8,155	7,835
29

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	11,175	11,235
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	9/15/47	2,030	2,106
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/42	50	52
[4]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/49	3,000	3,287
[4]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.500%	12/1/54	4,000	4,457
	Colorado COP	5.000%	12/15/30	3,840	4,124
	Colorado COP	5.000%	12/15/31	3,385	3,733
	Colorado COP	5.000%	12/15/31	515	551
	Colorado COP	5.000%	12/15/32	4,050	4,322
	Colorado COP	5.000%	12/15/33	100	109
	Colorado COP	4.000%	12/15/34	1,080	1,104
	Colorado COP	4.000%	12/15/35	7,555	7,711
	Colorado COP	3.000%	12/15/36	2,375	2,155
	Colorado COP	4.000%	12/15/36	8,705	8,812
	Colorado COP	3.000%	12/15/37	220	196
	Colorado COP	4.000%	12/15/37	310	315
	Colorado COP	5.000%	3/15/38	175	182
	Colorado COP	4.000%	12/15/38	1,210	1,223
	Colorado COP	4.000%	12/15/38	6,040	6,112
	Colorado COP	6.000%	12/15/38	2,110	2,499
	Colorado COP	4.000%	12/15/39	115	116
	Colorado COP	6.000%	12/15/39	5,000	5,919
	Colorado COP	4.000%	12/15/40	3,045	3,062
	Colorado COP	6.000%	12/15/40	5,365	6,335
	Colorado COP	6.000%	12/15/41	2,860	3,355
	Colorado COP	5.250%	3/15/42	5,945	6,156
	Colorado COP	4.000%	3/15/46	7,000	6,827
	Colorado COP	5.000%	11/1/49	3,000	3,243
	Colorado COP	5.000%	11/1/53	2,500	2,687
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	788
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	1,060	1,079
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	435
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	9,250	9,250
	Colorado School of Mines College & University Revenue	5.250%	12/1/48	3,000	3,289
	Colorado School of Mines College & University Revenue	4.000%	12/1/49	2,500	2,469
	Colorado School of Mines College & University Revenue	5.000%	12/1/54	3,750	3,976
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	678
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	600
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	625
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	725
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	795
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	8,645	8,439
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	10,200	9,831
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/54	3,000	3,289
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	55
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	1,205	1,230
[3]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	2,250	2,452
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/42	1,000	1,001
	Denver City & County Board of Water Commissioners Water Revenue	2.100%	12/15/46	2,500	1,593
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/54	5,000	5,403
	Denver City & County School District No. 1 GO	5.000%	12/1/24	300	300
	Denver City & County School District No. 1 GO	5.000%	12/1/25	715	730
	Denver City & County School District No. 1 GO	4.000%	12/1/26	2,035	2,052
	Denver City & County School District No. 1 GO	4.000%	12/1/31	5,770	5,802
	Denver City & County School District No. 1 GO	5.000%	12/1/32	300	334
	Denver City & County School District No. 1 GO	5.000%	12/1/37	1,895	1,957
	Denver City & County School District No. 1 GO	5.000%	12/1/38	255	263
	Denver City & County School District No. 1 GO	4.000%	12/1/41	220	220
	Denver City & County School District No. 1 GO	5.000%	12/1/42	20	22
	Denver City & County School District No. 1 GO	5.000%	12/1/45	585	630
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	13,420	12,631
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	5	5
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,135	1,156
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	110	119
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	425	439
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	175	180
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/43	1,515	1,495
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/47	1,610	1,716
30

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	15	15
	Denver CO City & County GO	5.000%	8/1/26	2,250	2,333
	Denver CO City & County GO	5.000%	8/1/27	3,525	3,741
	Denver CO City & County GO	5.000%	8/1/28	235	254
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,151
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,208
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,797
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,705
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	5,500	2,959
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,268
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	10,000	9,609
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/44	540	550
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/46	12,560	12,006
[3]	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/46	4,465	4,299
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	1,290	1,406
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	2,370	2,302
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,250	1,296
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,400	3,721
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	835	677
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	153
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	1,000	591
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	187
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	2,956
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	301
[6]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	80	70
[6]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,030
[3]	Ebert Metropolitan District GO	5.000%	12/1/43	20	21
[3]	Ebert Metropolitan District GO	4.000%	12/1/48	9,955	9,496
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	220	221
	Jefferson County School District R-1 GO	5.000%	12/15/34	810	865
	Jefferson County School District R-1 GO	5.000%	12/15/35	3,005	3,197
	Jefferson County School District R-1 GO	5.000%	12/15/38	3,250	3,431
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,230	1,323
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/45	10,500	10,561
	Parker CO Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,156
	Pueblo County CO (Jail Project) COP	4.500%	7/1/46	435	437
	Regional Transportation District COP	4.000%	6/1/40	530	520
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/33	875	923
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	3,865	4,076
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	75
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,540	2,707
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,365	2,520
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	6,545	7,104
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	410	453
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	694
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/37	3,020	3,389
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	14,555	14,843
	University of Colorado College & University Revenue	5.000%	10/1/28	10,000	10,825
	University of Colorado College & University Revenue	5.000%	10/1/30	10,000	11,154
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	2,982
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	100	97
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	410	427
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,000	1,041
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	12,315	12,978
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	4,949
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	1,975	2,079
	Weld County School District No. RE-4 GO	5.250%	12/1/41	5,000	5,173
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/54	2,000	2,138
					487,081
Connecticut (1.8%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	1,140	1,146
	Connecticut GO	5.000%	11/15/24	7,600	7,604
	Connecticut GO	5.000%	11/15/24	800	800
	Connecticut GO	5.000%	1/15/25	165	166
	Connecticut GO	5.000%	1/15/25	3,000	3,009
	Connecticut GO	5.000%	4/15/25	5,425	5,466
	Connecticut GO	5.000%	4/15/25	1,775	1,788
	Connecticut GO	5.000%	5/15/25	2,670	2,694
	Connecticut GO	5.000%	6/15/25	2,670	2,698
31

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	8/1/25	1,270	1,287
Connecticut GO	5.000%	9/15/25	4,015	4,083
Connecticut GO	5.000%	10/15/25	5,200	5,291
Connecticut GO	5.000%	11/15/25	1,320	1,345
Connecticut GO	5.000%	11/15/25	1,080	1,101
Connecticut GO	5.000%	11/15/25	3,770	3,843
Connecticut GO	4.000%	1/15/26	2,000	2,022
Connecticut GO	5.000%	1/15/26	2,405	2,460
Connecticut GO	5.000%	4/15/26	3,090	3,177
Connecticut GO	5.000%	5/15/26	5,330	5,486
Connecticut GO	5.000%	6/15/26	4,105	4,156
Connecticut GO	5.000%	8/1/26	715	740
Connecticut GO	5.000%	9/15/26	1,385	1,438
Connecticut GO	5.000%	10/15/26	1,140	1,186
Connecticut GO	5.000%	11/15/26	1,795	1,831
Connecticut GO	5.000%	11/15/26	6,740	7,015
Connecticut GO	4.000%	1/15/27	1,595	1,634
Connecticut GO	4.000%	1/15/27	1,875	1,921
Connecticut GO	5.000%	1/15/27	1,000	1,046
Connecticut GO	5.000%	4/15/27	2,755	2,897
Connecticut GO	5.000%	4/15/27	3,285	3,454
Connecticut GO	5.000%	5/15/27	710	731
Connecticut GO	5.000%	6/15/27	1,035	1,047
Connecticut GO	5.000%	6/15/27	1,305	1,377
Connecticut GO	5.000%	8/15/27	655	678
Connecticut GO	5.000%	9/15/27	1,920	2,036
Connecticut GO	5.000%	10/15/27	195	202
Connecticut GO	5.000%	11/15/27	2,320	2,364
Connecticut GO	5.000%	11/15/27	340	362
Connecticut GO	5.000%	11/15/27	3,220	3,427
Connecticut GO	4.000%	1/15/28	150	155
Connecticut GO	4.000%	1/15/28	10,805	11,195
Connecticut GO	5.000%	1/15/28	1,175	1,253
Connecticut GO	5.000%	4/15/28	2,925	3,133
Connecticut GO	5.000%	6/15/28	265	268
Connecticut GO	5.000%	9/15/28	9,055	9,769
Connecticut GO	5.000%	10/15/28	770	798
Connecticut GO	5.000%	11/15/28	1,145	1,165
Connecticut GO	5.000%	11/15/28	1,230	1,331
Connecticut GO	5.000%	11/15/28	3,695	3,998
Connecticut GO	4.000%	1/15/29	160	167
Connecticut GO	4.000%	1/15/29	1,225	1,279
Connecticut GO	5.000%	1/15/29	20	22
Connecticut GO	5.000%	1/15/29	3,230	3,499
Connecticut GO	5.000%	4/15/29	850	892
Connecticut GO	5.000%	4/15/29	1,180	1,283
Connecticut GO	5.000%	6/15/29	2,860	2,888
Connecticut GO	5.000%	10/15/29	1,720	1,781
Connecticut GO	3.250%	11/15/29	2,010	2,012
Connecticut GO	5.000%	11/15/29	180	198
Connecticut GO	4.000%	1/15/30	695	731
Connecticut GO	4.000%	1/15/30	1,485	1,562
Connecticut GO	5.000%	1/15/30	480	528
Connecticut GO	5.000%	1/15/30	3,000	3,299
Connecticut GO	5.000%	4/15/30	1,985	2,153
Connecticut GO	5.000%	9/1/30	5,500	6,090
Connecticut GO	5.000%	9/15/30	1,185	1,313
Connecticut GO	5.000%	11/15/30	370	411
Connecticut GO	5.000%	11/15/30	300	333
Connecticut GO	5.000%	11/15/30	5,000	5,549
Connecticut GO	4.000%	1/15/31	360	379
Connecticut GO	4.000%	1/15/31	1,770	1,863
Connecticut GO	5.000%	1/15/31	1,265	1,385
Connecticut GO	5.000%	1/15/31	3,275	3,641
Connecticut GO	3.500%	4/15/31	5	5
Connecticut GO	5.000%	6/15/31	145	146
Connecticut GO	5.000%	8/1/31	5,175	5,789
Connecticut GO	5.000%	9/15/31	1,230	1,378
Connecticut GO	5.000%	10/15/31	185	191
Connecticut GO	5.000%	11/15/31	20	20
32

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	11/15/31	45	51
	Connecticut GO	5.000%	11/15/31	165	185
	Connecticut GO	5.000%	11/15/31	5,000	5,611
	Connecticut GO	3.000%	1/15/32	8,675	8,328
	Connecticut GO	4.000%	1/15/32	25	26
	Connecticut GO	5.000%	1/15/32	165	180
	Connecticut GO	5.000%	1/15/32	3,015	3,385
	Connecticut GO	5.000%	3/15/32	980	1,001
	Connecticut GO	5.000%	4/15/32	505	525
	Connecticut GO	5.000%	4/15/32	300	324
	Connecticut GO	5.000%	6/15/32	2,235	2,253
	Connecticut GO	5.000%	8/1/32	2,500	2,823
	Connecticut GO	3.000%	10/15/32	470	445
	Connecticut GO	5.000%	11/15/32	170	172
	Connecticut GO	5.000%	11/15/32	240	272
	Connecticut GO	5.000%	11/15/32	1,005	1,138
	Connecticut GO	5.000%	11/15/32	4,000	4,530
	Connecticut GO	4.000%	1/15/33	45	47
	Connecticut GO	4.000%	1/15/33	1,095	1,133
	Connecticut GO	5.000%	4/15/33	6,700	6,942
	Connecticut GO	5.000%	4/15/33	2,915	3,132
	Connecticut GO	4.000%	6/15/33	25	25
	Connecticut GO	5.000%	10/15/33	2,800	2,878
	Connecticut GO	5.000%	11/15/33	40	45
	Connecticut GO	3.000%	1/15/34	2,275	2,148
	Connecticut GO	4.000%	1/15/34	2,460	2,533
	Connecticut GO	4.000%	1/15/34	2,385	2,480
	Connecticut GO	5.000%	1/15/34	1,700	1,944
	Connecticut GO	5.000%	4/15/34	5,300	5,484
	Connecticut GO	5.000%	4/15/34	1,205	1,292
	Connecticut GO	5.000%	10/15/34	150	154
	Connecticut GO	5.000%	11/15/34	1,000	1,013
	Connecticut GO	5.000%	11/15/34	165	186
	Connecticut GO	3.000%	1/15/35	755	704
	Connecticut GO	4.000%	1/15/35	105	108
	Connecticut GO	4.000%	3/15/35	115	115
	Connecticut GO	5.000%	4/15/35	150	160
	Connecticut GO	5.000%	11/15/35	5,000	5,061
	Connecticut GO	4.000%	1/15/36	210	216
	Connecticut GO	5.000%	1/15/36	3,000	3,404
	Connecticut GO	4.000%	3/15/36	25	25
	Connecticut GO	5.000%	4/15/36	2,070	2,207
	Connecticut GO	4.000%	6/1/36	1,250	1,275
	Connecticut GO	3.375%	10/15/36	1,205	1,160
	Connecticut GO	5.000%	11/15/36	95	106
	Connecticut GO	4.000%	1/15/37	3,840	3,928
	Connecticut GO	4.000%	4/15/37	105	105
	Connecticut GO	5.000%	11/15/37	45	50
	Connecticut GO	3.000%	1/15/38	3,375	3,060
	Connecticut GO	4.000%	1/15/38	330	335
	Connecticut GO	3.000%	6/1/38	1,000	903
	Connecticut GO	5.000%	11/15/38	4,000	4,529
	Connecticut GO	3.000%	1/15/39	3,570	3,147
	Connecticut GO	4.000%	1/15/39	1,000	1,009
	Connecticut GO	5.000%	1/15/39	1,500	1,678
	Connecticut GO	5.000%	11/15/39	4,000	4,510
	Connecticut GO	3.000%	1/15/40	2,750	2,411
	Connecticut GO	5.000%	1/15/40	1,500	1,600
	Connecticut GO	5.000%	1/15/40	2,000	2,226
	Connecticut GO	5.000%	11/15/40	2,045	2,251
	Connecticut GO	5.000%	11/15/40	2,750	3,084
	Connecticut GO	2.000%	1/15/41	1,835	1,263
[3]	Connecticut GO	2.000%	1/15/41	250	174
	Connecticut GO	3.000%	1/15/41	6,260	5,440
	Connecticut GO	3.000%	1/15/42	200	172
	Connecticut GO	3.000%	11/15/42	4,425	3,907
	Connecticut GO	5.000%	11/15/42	10	11
	Connecticut GO	3.000%	11/15/43	3,500	3,040
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,395	1,408
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	2,800	2,825
33

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,088
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	490	497
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,001
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	50	51
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,265	1,305
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	8,985	9,266
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	790	818
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	295	305
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	245	248
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	516
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,730	1,798
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,125	1,176
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	265	279
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,980	3,136
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	1,770	1,869
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	520	549
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	5,000	5,281
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,840	4,906
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,357
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,895	1,963
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	5,070	5,383
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	9,665	10,362
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	1,605	1,721
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,365	1,468
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	855	919
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	245	263
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	2,620	2,654
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	1,760	1,819
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/28	685	740
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	6,915	7,527
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	230	250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,650	3,983
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	30	33
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	225	228
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	170	170
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	505	522
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	3,360	3,619
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	1,975	2,096
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	55	61
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	70	77
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	1,130	1,249
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	7,745	7,827
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	8,075	8,325
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	5,700	5,706
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	145	156
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,990	4,224
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	1,120	1,231
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	250	279
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	2,065	2,308
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	3,030	3,387
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	165	184
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	1,450	1,621
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	645	652
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	245	252
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	725	764
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,720	1,884
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	130	147
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	295	333
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	20	23
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	55	62
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	2,545	2,570
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	1,575	1,576
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	120	123
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	1,975	2,079
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,285	3,590
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	2,620	2,904
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,060	1,207
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,850	2,107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	290	293
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	6,745
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	85	87
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	620	659
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,285	4,671
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,015	3,332
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	120	135
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	2,680	2,705
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,105
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	30	31
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	335	355
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	6,660
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	2,305	2,506
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,170	1,315
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	2,255	2,563
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,595	3,627
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	3,745	3,722
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/35	575	608
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	3,535	3,912
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	2,385	2,495
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,170	2,214
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,190	2,234
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/36	35	39
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/36	80	78
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/37	105	110
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,125	4,197
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,250	1,352
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,600	2,932
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/37	100	105
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	2,345	2,388
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	305	318
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,850	9,538
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	2,040	2,293
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	1,300	1,368
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	419
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	3,435	3,841
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,740	1,757
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/40	180	159
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	432
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	645	690
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	3,815	4,288
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,685
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	4,035	4,428
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/41	5,000	5,663
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,395	2,588
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/42	2,180	2,435
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,575	9,462
[3]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/33	1,300	1,049
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	8,450	9,948
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	780	779
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	60	59
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,557
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	4,700	4,670
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	8,190	8,031
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	3,000	3,000
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	13,015	12,948
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	6,180	6,620
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	3.600%	11/1/24	35,455	35,455
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	1,140	1,096
	Hartford County Metropolitan District Clean Water Project Water Revenue, Prere.	5.000%	11/1/24	4,140	4,140
	Hartford CT Special Obligation Revenue	5.000%	4/1/29	2,160	2,352
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/41	200	167
	University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,250
	University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	3,019
	University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,253
					677,158
Delaware (0.1%)
	Delaware GO	5.000%	1/1/26	5	5
	Delaware GO	5.000%	1/1/27	1,100	1,154
	Delaware GO	5.000%	1/1/28	530	568
	Delaware GO	5.000%	3/1/29	480	526
35

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware GO	5.000%	3/1/31	200	225
Delaware GO	5.000%	5/1/36	11,250	12,964
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	2,991
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	245	272
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	21,105	21,199
Sussex DE GO	1.750%	3/15/36	2,280	1,737
University of Delaware College & University Revenue	5.000%	11/1/40	500	582
University of Delaware College & University Revenue	5.000%	11/1/41	755	875
University of Delaware College & University Revenue	5.000%	11/1/42	750	866
University of Delaware College & University Revenue	5.000%	11/1/43	485	559
University of Delaware College & University Revenue	5.000%	11/1/44	2,875	3,313
				47,836
District of Columbia (1.8%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	13,175	14,171
District of Columbia Appropriations Revenue	5.000%	12/1/34	8,090	8,664
District of Columbia College & University Revenue	5.000%	4/1/30	1,495	1,546
District of Columbia College & University Revenue	5.000%	4/1/32	440	453
District of Columbia College & University Revenue	5.000%	4/1/33	225	231
District of Columbia College & University Revenue	5.000%	4/1/34	1,770	1,818
District of Columbia GO	5.000%	6/1/26	3,825	3,947
District of Columbia GO	5.000%	10/15/26	1,840	1,915
District of Columbia GO	5.000%	6/1/27	2,580	2,725
District of Columbia GO	5.000%	10/15/27	910	969
District of Columbia GO	5.000%	12/1/27	8,500	9,072
District of Columbia GO	5.000%	10/15/28	1,240	1,345
District of Columbia GO	5.000%	6/1/29	4,095	4,489
District of Columbia GO	5.000%	10/15/29	740	808
District of Columbia GO	5.000%	6/1/30	215	239
District of Columbia GO	5.000%	10/15/30	1,865	2,029
District of Columbia GO	5.000%	12/1/30	2,750	3,075
District of Columbia GO	5.000%	6/1/31	1,970	2,057
District of Columbia GO	5.000%	8/1/31	3,375	3,804
District of Columbia GO	5.000%	10/15/31	895	971
District of Columbia GO	5.000%	6/1/32	3,435	3,583
District of Columbia GO	5.000%	8/1/32	10,000	11,353
District of Columbia GO	5.000%	6/1/33	9,700	10,111
District of Columbia GO	5.000%	10/15/33	680	732
District of Columbia GO	5.000%	12/1/33	2,500	2,868
District of Columbia GO	4.000%	6/1/34	2,490	2,529
District of Columbia GO	5.000%	6/1/34	13,220	13,766
District of Columbia GO	5.000%	10/15/34	1,290	1,384
District of Columbia GO	5.000%	12/1/34	10,100	11,662
District of Columbia GO	5.000%	2/1/35	1,065	1,172
District of Columbia GO	5.000%	6/1/35	5	5
District of Columbia GO	5.000%	6/1/35	2,510	2,606
District of Columbia GO	5.000%	10/15/35	365	390
District of Columbia GO	5.000%	12/1/35	5,720	6,666
District of Columbia GO	4.000%	6/1/36	670	679
District of Columbia GO	5.000%	6/1/36	800	830
District of Columbia GO	5.000%	6/1/36	2,675	2,774
District of Columbia GO	5.000%	8/1/36	7,715	8,818
District of Columbia GO	5.000%	10/15/36	670	714
District of Columbia GO	4.000%	6/1/37	960	971
District of Columbia GO	5.000%	6/1/37	2,390	2,474
District of Columbia GO	5.000%	8/1/37	4,830	5,501
District of Columbia GO	5.000%	10/15/37	45	48
District of Columbia GO	5.000%	1/1/38	3,805	4,260
District of Columbia GO	5.000%	6/1/38	160	165
District of Columbia GO	5.000%	8/1/38	3,000	3,410
District of Columbia GO	5.000%	1/1/39	80	89
District of Columbia GO	4.000%	10/15/39	475	479
District of Columbia GO	5.000%	1/1/40	3,170	3,502
District of Columbia GO	4.000%	6/1/40	5,025	5,003
District of Columbia GO	5.000%	1/1/41	70	77
District of Columbia GO	4.000%	6/1/41	180	180
District of Columbia GO	5.000%	6/1/41	2,370	2,426
District of Columbia GO	5.000%	8/1/41	2,000	2,230
District of Columbia GO	5.000%	1/1/42	10,305	11,264
District of Columbia GO	5.000%	6/1/42	4,015	4,132
36

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia GO	5.000%	1/1/43	2,150	2,341
District of Columbia GO	5.000%	8/1/43	3,000	3,309
District of Columbia GO	5.000%	10/15/44	17,400	18,220
District of Columbia GO	5.000%	8/1/45	2,800	3,059
District of Columbia GO	5.000%	2/1/46	3,470	3,678
District of Columbia GO	5.250%	1/1/48	3,375	3,681
District of Columbia GO	5.000%	8/1/49	15,780	17,025
District of Columbia Income Tax Revenue	5.000%	12/1/24	20,000	20,026
District of Columbia Income Tax Revenue	5.000%	10/1/25	460	468
District of Columbia Income Tax Revenue	5.000%	12/1/25	12,350	12,615
District of Columbia Income Tax Revenue	5.000%	10/1/26	5,060	5,270
District of Columbia Income Tax Revenue	5.000%	10/1/26	435	453
District of Columbia Income Tax Revenue	5.000%	10/1/27	4,600	4,893
District of Columbia Income Tax Revenue	5.000%	10/1/27	1,615	1,718
District of Columbia Income Tax Revenue	5.000%	12/1/27	5,000	5,336
District of Columbia Income Tax Revenue	5.000%	10/1/28	1,525	1,653
District of Columbia Income Tax Revenue	5.000%	10/1/28	605	656
District of Columbia Income Tax Revenue	5.000%	12/1/28	690	750
District of Columbia Income Tax Revenue	5.000%	3/1/29	905	988
District of Columbia Income Tax Revenue	5.000%	10/1/29	2,030	2,238
District of Columbia Income Tax Revenue	5.000%	12/1/29	2,095	2,315
District of Columbia Income Tax Revenue	5.000%	3/1/30	880	966
District of Columbia Income Tax Revenue	5.000%	10/1/30	3,190	3,559
District of Columbia Income Tax Revenue	5.000%	12/1/30	230	257
District of Columbia Income Tax Revenue	5.000%	3/1/31	875	956
District of Columbia Income Tax Revenue	5.000%	10/1/31	500	565
District of Columbia Income Tax Revenue	5.000%	10/1/31	1,160	1,310
District of Columbia Income Tax Revenue	5.000%	12/1/31	1,170	1,324
District of Columbia Income Tax Revenue	5.000%	3/1/32	1,220	1,328
District of Columbia Income Tax Revenue	5.000%	7/1/32	800	907
District of Columbia Income Tax Revenue	5.000%	12/1/32	7,050	8,032
District of Columbia Income Tax Revenue	5.000%	3/1/33	1,440	1,562
District of Columbia Income Tax Revenue	5.000%	7/1/33	705	796
District of Columbia Income Tax Revenue	5.000%	12/1/33	145	164
District of Columbia Income Tax Revenue	5.000%	3/1/34	945	1,021
District of Columbia Income Tax Revenue	5.000%	7/1/34	260	292
District of Columbia Income Tax Revenue	5.000%	10/1/34	1,360	1,468
District of Columbia Income Tax Revenue	5.000%	10/1/34	2,000	2,307
District of Columbia Income Tax Revenue	5.000%	3/1/35	1,080	1,173
District of Columbia Income Tax Revenue	5.000%	3/1/35	5,555	5,976
District of Columbia Income Tax Revenue	5.000%	12/1/35	1,155	1,298
District of Columbia Income Tax Revenue	5.000%	3/1/36	6,480	6,952
District of Columbia Income Tax Revenue	5.000%	3/1/36	2,200	2,381
District of Columbia Income Tax Revenue	5.000%	7/1/36	395	440
District of Columbia Income Tax Revenue	5.000%	12/1/36	470	526
District of Columbia Income Tax Revenue	5.000%	3/1/37	1,065	1,150
District of Columbia Income Tax Revenue	5.000%	7/1/37	165	183
District of Columbia Income Tax Revenue	5.000%	3/1/38	5,120	5,517
District of Columbia Income Tax Revenue	5.000%	5/1/38	1,010	1,134
District of Columbia Income Tax Revenue	5.000%	7/1/38	4,405	4,878
District of Columbia Income Tax Revenue	4.000%	3/1/39	2,035	2,051
District of Columbia Income Tax Revenue	5.000%	3/1/39	335	359
District of Columbia Income Tax Revenue	5.000%	5/1/39	2,000	2,233
District of Columbia Income Tax Revenue	5.000%	7/1/39	240	264
District of Columbia Income Tax Revenue	4.000%	3/1/40	2,180	2,182
District of Columbia Income Tax Revenue	5.000%	3/1/40	3,490	3,731
District of Columbia Income Tax Revenue	5.000%	5/1/40	2,000	2,218
District of Columbia Income Tax Revenue	5.000%	7/1/40	1,635	1,793
District of Columbia Income Tax Revenue	5.000%	5/1/41	1,010	1,113
District of Columbia Income Tax Revenue	5.000%	7/1/41	1,760	1,922
District of Columbia Income Tax Revenue	5.000%	5/1/42	2,215	2,429
District of Columbia Income Tax Revenue	5.000%	5/1/43	3,000	3,276
District of Columbia Income Tax Revenue	5.000%	3/1/44	11,715	12,310
District of Columbia Income Tax Revenue	4.000%	3/1/45	210	206
District of Columbia Income Tax Revenue	4.000%	5/1/45	8,505	8,353
District of Columbia Income Tax Revenue	5.000%	5/1/45	7,765	8,202
District of Columbia Income Tax Revenue	5.000%	7/1/47	650	695
District of Columbia Income Tax Revenue	5.250%	5/1/48	4,465	4,885
District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	1,055	1,078
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	19,800	22,542
37

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/38	3,000	3,402
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	3,055	3,449
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	1,000	1,008
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	9,900	9,365
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/42	1,000	1,006
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	5,185	5,017
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,200	1,225
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	397
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,323
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,725	938
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	5,236
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	277
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	513
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,035	982
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	5,650	5,874
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	29,930	27,578
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	2,065	1,552
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	20,430	19,264
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,304
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/53	145	105
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,080	4,769
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,135	3,740
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	23,615	25,196
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	1,350	1,402
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	330	349
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	2,270	2,398
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	2,820	2,974
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	475	499
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	4,665	5,162
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	415	464
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	1,015	1,127
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/35	55	57
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	130	120
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	760	819
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	400	436
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	95	102
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	75	75
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,695	1,811
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	390	334
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	2,290	2,448
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	3,025	2,497
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	1,585	1,557
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	2,310	2,505
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	19,390	20,350
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/46	2,370	2,309
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	2,785	2,938
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	7,750	7,637
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	9,945	10,589
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/51	500	551
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	6,240	6,739
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/54	5,000	5,315
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/56	7,850	8,344
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/59	5,000	5,016
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/59	5,000	5,413
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	1,285	1,333
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	2,575	2,670
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	7,195	7,395
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/43	210	215
					683,654
Florida (3.3%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	3,075	3,049
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/47	35	37
	Broward County FL Convention Center Hotel Economic Development Revenue	5.500%	1/1/55	4,000	4,383
	Broward County FL School District COP	5.000%	7/1/25	580	587
	Broward County FL School District COP	5.000%	7/1/25	1,990	2,013
	Broward County FL School District COP	5.000%	7/1/26	400	413
	Broward County FL School District COP	5.000%	7/1/27	2,685	2,833
	Broward County FL School District COP	5.000%	7/1/28	3,895	4,181
38

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broward County FL School District COP	5.000%	7/1/30	1,125	1,236
	Broward County FL School District COP	5.000%	7/1/31	2,515	2,759
	Broward County FL School District COP	5.000%	7/1/32	120	131
	Broward County FL School District COP	5.000%	7/1/33	2,040	2,223
	Broward County FL School District COP	5.000%	7/1/34	3,555	3,860
	Broward County FL School District COP	5.000%	7/1/35	215	238
	Broward County FL School District COP	5.000%	7/1/36	140	155
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,591
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/51	45	43
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/38	100	107
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	3,375	3,598
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/40	1,075	1,143
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	9,000	9,051
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,930	1,876
[3]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/48	1,000	1,111
[3]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/54	2,200	2,425
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	4,445	4,279
[3]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/53	2,500	2,754
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,611
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,915	5,082
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,465	2,543
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	10,315	11,106
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	230	232
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	75	75
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	600	674
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,055	3,418
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	360	400
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	5,315	5,919
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,100	4,637
[3]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/34	175	163
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,820	4,238
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,640	2,710
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	115	127
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	10,000	11,307
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	5,000	3,911
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	1,065	987
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	1,695	1,700
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,125	1,128
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,185	1,188
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	95	96
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	8,670	8,707
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,391
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,255	2,255
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	3,070	3,024
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,345	2,415
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/44	11,215	11,706
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/49	11,325	11,737
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/54	2,000	2,129
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	2,015	2,051
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	380	393
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	1,250	1,292
	Citizens Property Insurance Inc. Miscellaneous Revenue, Prere.	5.000%	12/1/24	4,400	4,405
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,441
[4]	Duval County Public Schools COP	5.000%	7/1/25	170	172
[4]	Duval County Public Schools COP	5.000%	7/1/26	345	357
[4]	Duval County Public Schools COP	5.000%	7/1/27	1,265	1,332
[4]	Duval County Public Schools COP	5.000%	7/1/28	1,370	1,467
[4]	Duval County Public Schools COP	5.000%	7/1/30	3,545	3,892
[4]	Duval County Public Schools COP	5.000%	7/1/32	2,955	3,223
[4]	Duval County Public Schools COP	5.000%	7/1/33	4,700	5,119
[4]	Duval County Public Schools COP	5.000%	7/1/34	1,135	1,233
[4]	Duval County Public Schools COP	5.000%	7/1/35	3,440	3,729
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	1,349	1,354
	Florida Department of Management Services COP	5.000%	11/1/27	1,315	1,397
	Florida Department of Management Services COP	5.000%	11/1/28	90	97
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	10,095	10,214
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	1,835	1,941
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/36	2,700	2,087
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,767
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/52	8,365	8,917
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida GO	5.000%	6/1/25	15,000	15,163
	Florida GO	5.000%	6/1/26	2,960	3,060
	Florida GO	5.000%	6/1/26	1,885	1,949
	Florida GO	4.000%	7/1/30	730	757
	Florida GO	5.000%	6/1/33	15,750	18,069
	Florida GO	4.125%	7/1/53	6,000	5,838
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	564
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	12,420	9,127
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	12,845	12,095
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	5,755	5,782
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	5,675	5,801
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	4,590	4,737
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	3,810	3,934
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/37	500	499
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,778
	Florida Lottery Revenue	5.000%	7/1/25	1,945	1,968
	Florida Lottery Revenue	5.000%	7/1/26	1,775	1,838
	Florida Lottery Revenue	5.000%	7/1/27	2,665	2,825
	Florida Lottery Revenue	5.000%	7/1/28	2,045	2,211
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	5,295	5,460
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,815	1,872
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	2,200	2,267
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,357
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	15	15
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,835	1,887
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/43	1,475	1,460
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/48	165	147
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/48	3,115	3,473
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	5,400	6,001
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	5,560	6,199
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	2,670	2,573
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	2,970	3,092
	Gainesville FL Utilities System Electric Power & Light Revenue	4.000%	10/1/39	2,575	2,578
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/44	3,795	3,982
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/47	75	79
	Gainesville FL Utilities System Multiple Utility Revenue, Prere.	5.000%	10/1/29	20	22
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	1,740	1,810
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,331
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	105	108
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,895
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,305	3,373
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/51	60	39
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	378
	Hillsborough County School Board COP	5.000%	7/1/29	5	5
[4]	Hollywood FL GO	4.000%	7/1/41	3,330	3,341
	Jacksonville FL General Fund Revenue	5.250%	10/1/48	7,840	8,529
	Jacksonville FL General Fund Revenue	5.500%	10/1/53	5,000	5,501
	Jacksonville FL General Fund Revenue	5.250%	10/1/54	3,000	3,263
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	8,640	9,326
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	786
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	755	785
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	515
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	345	359
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,100	2,179
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,000	7,406
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	160	169
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	3,000	3,293
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,052
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	460	479
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	2,500	2,858
	JEA Electric System Electric Power & Light Revenue	3.375%	10/1/34	1,295	1,295
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	1,200	1,370
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/36	1,740	1,981
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,405	2,734
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,179
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	450	475
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	2,990	3,012
	JEA Water & Sewer System Water Revenue	5.250%	10/1/49	12,080	13,202
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	7,285	8,080
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/36	3,000	3,417
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	5,669
	Lee County School Board COP	4.000%	8/1/46	6,000	5,798
	Lee County School Board COP	4.000%	8/1/48	4,000	3,829
	Manatee County FL Appropriations Revenue	5.250%	10/1/48	2,005	2,218
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/53	5,820	5,587
	Miami Beach FL GO	4.000%	5/1/44	115	113
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	12,000	12,097
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,911
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,483
[4]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	640	641
[4]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	235
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/49	2,500	2,769
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/48	7,500	7,964
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	10,015	10,870
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,163
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/36	5,000	5,624
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/37	85	85
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/37	5,000	5,576
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/38	5,000	5,583
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/39	3,750	4,169
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/39	4,000	4,480
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	9,570	9,605
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/41	2,000	2,195
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	230
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/43	4,000	4,348
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	995	941
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	4,000	4,298
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/45	2,000	2,170
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/46	3,570	3,819
[7]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/48	1,500	1,635
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/53	9,740	9,252
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	958
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,354
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,804
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	835
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	8,000	8,008
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	280	288
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	8,552
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	4,110	4,180
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	1,005	1,038
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,398
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/36	1,000	1,133
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	1,490	1,675
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,279
	Miami-Dade County FL GO	4.000%	7/1/34	11,015	10,791
	Miami-Dade County FL GO	4.000%	7/1/35	110	107
	Miami-Dade County FL GO	5.000%	7/1/37	25	26
	Miami-Dade County FL GO	3.750%	7/1/42	5	5
	Miami-Dade County FL GO	4.000%	7/1/42	85	84
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,288
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	2,060	2,396
[9]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	116
[9]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	418
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	612
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	1,360	926
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	2,790	2,876
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	7,410	7,538
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	1,325	1,356
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	20,000	10,624
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/39	50	49
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	2,475	1,241
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/48	2,500	2,629
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/54	13,310	14,154
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,850	1,851
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	1,100	1,145
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	1,575	1,556
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/45	5,070	5,017
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	11,045	11,826
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/46	40	43
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	6,520	6,947
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/48	1,490	1,579
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,745	1,670
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/49	200	212
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/50	200	191
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	11,000	11,600
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	700	712
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	6,990	7,106
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,610	1,706
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,580	1,678
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	1,610	1,697
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	25	23
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	1,925	1,954
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	7,035	7,133
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	9,205	9,293
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/39	385	348
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	3,545	3,539
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/42	1,690	1,675
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	6,630	6,561
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	6,845	7,177
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	1,120	1,091
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	1,740	1,799
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	6,260	6,592
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/47	1,355	1,156
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/47	115	111
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,540	3,438
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,530	3,459
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/49	29,365	27,900
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/49	80	85
	Miami-Dade County FL Water & Sewer System Water Revenue	5.250%	10/1/54	6,000	6,500
	Miami-Dade County School Board Ad Valorem Property Tax Revenue GO	4.500%	1/7/25	25,000	25,048
	Miami-Dade County School Board COP	5.000%	2/1/25	230	231
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,850
	Miami-Dade County School Board COP	5.000%	5/1/26	2,065	2,084
	Miami-Dade County School Board COP	5.000%	2/1/27	1,540	1,565
	Miami-Dade County School Board COP	5.000%	5/1/27	3,020	3,042
	Miami-Dade County School Board COP	5.000%	2/1/28	60	61
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,350
	Miami-Dade County School Board COP	5.000%	2/1/29	10,105	10,269
	Miami-Dade County School Board COP	5.000%	2/1/30	5,140	5,220
	Miami-Dade County School Board COP	5.000%	5/1/30	65	65
	Miami-Dade County School Board COP	3.250%	2/1/33	2,020	1,950
	Miami-Dade County School Board GO	5.000%	3/15/33	1,600	1,602
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,373
	Miami-Dade County School Board GO	5.000%	3/15/46	3,330	3,386
[3]	Miami-Dade County School Board GO	5.000%	3/15/47	3,195	3,395
[3]	Miami-Dade County School Board GO	5.000%	3/15/52	10,000	10,627
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/50	65	51
[4]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	16,960	16,388
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,200	5,246
[4]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	258
[9]	Okaloosa County School Board COP	5.000%	10/1/49	4,770	5,060
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,061
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,265	1,244
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	525	519
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	255	252
	Orange County School Board COP	5.000%	8/1/32	6,585	7,380
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,935	1,960
	Orange County School Board COP, Prere.	5.000%	8/1/25	380	385
	Orange County School Board COP, Prere.	5.000%	8/1/26	5,040	5,220
	Orange County School Board COP, Prere.	5.000%	8/1/26	1,715	1,776
	Orlando FL Miscellaneous Revenue	5.000%	10/1/48	395	409
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/49	2,500	2,696
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/54	2,500	2,690
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,680
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/39	5,000	5,619
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/46	50	33
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	8,495	7,597
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,215	1,235
	Orlando Utilities Commission Water Revenue	5.000%	10/1/48	3,095	3,329
42

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/31	590	690
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	307
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,350	799
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,152
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	545
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	329
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	188
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/43	1,205	475
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/44	2,315	859
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	3,055
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/45	1,535	538
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/46	2,600	859
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/47	4,000	1,247
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	2,750	807
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	4,250	1,177
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,880
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	2,000	525
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/52	7,475	1,759
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/54	2,800	591
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	7,998
	Palm Beach County School District COP	5.000%	8/1/26	1,250	1,294
	Palm Beach County School District COP	5.000%	8/1/26	535	543
	Palm Beach County School District COP	5.000%	8/1/27	2,815	2,979
	Palm Beach County School District COP	5.000%	8/1/27	3,020	3,055
	Palm Beach County School District COP	5.000%	8/1/28	3,545	3,817
	Palm Beach County School District COP	5.000%	8/1/34	4,840	5,254
	Palm Beach County School District COP	5.000%	8/1/40	3,000	3,311
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	4,255	4,099
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,119
[4]	Pasco FL Intergovernmental Agreement Revenue	5.000%	9/1/48	9,500	9,934
[4]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	9,200	10,199
[3]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/41	200	170
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	355	297
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/47	5,500	6,002
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/52	5,000	5,419
[4]	Sarasota County School Board (Master Lease Program) COP	5.250%	7/1/53	7,500	8,060
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,500	7,904
	South Florida Water Management District COP	5.000%	10/1/33	2,340	2,393
	South Florida Water Management District COP	5.000%	10/1/35	845	863
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/52	7,500	7,946
[4]	St. Johns County School Board COP	5.500%	7/1/49	2,000	2,210
[4]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/48	7,500	7,935
	St. Lucie FL Miscellaneous Revenue	5.000%	10/1/34	1,140	1,192
	Tampa Bay Water Revenue	4.000%	10/1/30	5,000	5,001
	Tampa Bay Water Revenue	4.000%	10/1/31	10,000	10,060
	Tampa Bay Water Revenue	5.250%	10/1/47	11,500	12,623
	Tampa Bay Water Revenue	5.250%	10/1/54	6,000	6,681
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	940
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	3,031
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	4,000	1,512
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	660
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,612
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/52	5,055	5,444
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	14,290	14,996
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,000	5,384
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/57	6,950	7,504
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,350	16,871
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	8,615	8,753
[3]	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	3.000%	7/1/51	20	15
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,005
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	522
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/49	3,440	3,537
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	4,020	4,199
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	7,500	7,819
					1,251,171
Georgia (1.3%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	50	50
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/35	3,030	3,252
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	16,030
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	2,175	2,320
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,060
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,740
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,765	1,825
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	250	264
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,240	1,333
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,545	2,819
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	285	275
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	2,350	2,490
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/54	6,000	6,387
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	795	803
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/27	520	525
[4]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	205	215
[6]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,080	1,123
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	330	333
[3,7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/30	5,000	5,556
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,333
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	45	45
[3,7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	5,000	5,607
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,395	1,406
[3,7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	3,250	3,672
[3,7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	2,000	2,285
[3,7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	5,000	5,663
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	10,575	10,638
[3,7]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	1,235	1,368
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/43	105	94
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,470	2,492
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	305	308
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	5,030	5,074
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	40	40
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	285	302
[4]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/42	675	606
[4]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	540	559
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/39	40	44
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/40	3,115	3,418
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/41	55	60
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/52	4,500	4,797
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/43	525	377
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/44	225	162
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/45	45	36
	Georgia GO	4.000%	1/1/25	1,340	1,342
	Georgia GO	5.000%	2/1/25	2,350	2,360
	Georgia GO	5.000%	2/1/25	1,290	1,292
	Georgia GO	5.000%	2/1/25	2,230	2,240
	Georgia GO	4.000%	7/1/25	1,710	1,721
	Georgia GO	4.000%	7/1/25	35	35
	Georgia GO	5.000%	7/1/25	2,000	2,026
	Georgia GO	5.000%	8/1/25	220	223
	Georgia GO	5.000%	12/1/25	685	700
	Georgia GO	5.000%	7/1/26	55	57
	Georgia GO	5.000%	7/1/26	2,750	2,850
	Georgia GO	5.000%	7/1/26	100	104
	Georgia GO	5.000%	12/1/26	360	377
	Georgia GO	3.000%	1/1/27	10	10
	Georgia GO	4.000%	1/1/27	75	77
	Georgia GO	5.000%	1/1/27	290	304
	Georgia GO	5.000%	2/1/27	5,065	5,201
	Georgia GO	5.000%	2/1/27	2,825	2,830
	Georgia GO	4.000%	7/1/27	15,415	15,937
	Georgia GO	5.000%	7/1/27	2,135	2,262
	Georgia GO	5.000%	7/1/27	6,415	6,798
	Georgia GO	5.000%	7/1/27	355	372
	Georgia GO	5.000%	1/1/28	2,000	2,095
	Georgia GO	5.000%	2/1/28	160	164
	Georgia GO	5.000%	2/1/28	5,285	5,546
	Georgia GO	4.000%	7/1/28	450	470
	Georgia GO	5.000%	7/1/28	1,310	1,416
	Georgia GO	5.000%	7/1/28	260	281
	Georgia GO	5.000%	8/1/28	5,890	6,378
44

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	4.000%	1/1/29	2,415	2,469
	Georgia GO	3.000%	2/1/29	590	587
	Georgia GO	5.000%	2/1/29	470	482
	Georgia GO	5.000%	2/1/29	2,355	2,468
	Georgia GO	5.000%	7/1/29	1,490	1,608
	Georgia GO	5.000%	7/1/29	8,450	9,301
	Georgia GO	5.000%	8/1/29	3,830	4,222
	Georgia GO	3.000%	2/1/30	505	499
	Georgia GO	5.000%	2/1/30	10,030	10,285
	Georgia GO	5.000%	2/1/30	570	596
	Georgia GO	5.000%	7/1/30	2,065	2,174
	Georgia GO	5.000%	7/1/30	155	173
	Georgia GO	5.000%	7/1/30	220	236
	Georgia GO	5.000%	8/1/30	1,250	1,397
	Georgia GO	5.000%	2/1/31	5,055	5,277
	Georgia GO	5.000%	7/1/31	2,000	2,178
	Georgia GO	5.000%	7/1/31	4,800	5,428
	Georgia GO	5.000%	7/1/31	25	27
	Georgia GO	5.000%	7/1/31	145	164
	Georgia GO	5.000%	7/1/32	4,760	5,076
	Georgia GO	5.000%	7/1/32	2,215	2,494
	Georgia GO	5.000%	7/1/32	2,485	2,701
	Georgia GO	5.000%	7/1/32	2,760	3,158
	Georgia GO	3.000%	7/1/33	170	164
	Georgia GO	5.000%	7/1/33	1,640	1,841
	Georgia GO	5.000%	7/1/33	2,195	2,503
	Georgia GO	5.000%	8/1/33	9,275	10,260
	Georgia GO	3.000%	2/1/34	430	410
	Georgia GO	5.000%	7/1/34	40	45
	Georgia GO	4.000%	7/1/35	9,095	9,297
	Georgia GO	4.000%	8/1/35	35	37
	Georgia GO	4.000%	2/1/36	5,000	5,061
	Georgia GO	4.000%	7/1/36	1,645	1,681
	Georgia GO	5.000%	7/1/36	65	73
	Georgia GO	3.000%	2/1/37	25	23
	Georgia GO	3.250%	7/1/37	360	345
[6]	Georgia Local Government COP	4.750%	6/1/28	83	85
[8]	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.000%	1/1/25	405	407
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	565	596
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,435	2,436
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,348
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	603
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,209
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	500	523
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	2,710	2,672
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,850	5,921
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	6,590	6,724
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/55	2,500	2,611
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,017
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	8,000	7,221
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	3,790	3,812
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,230	5,308
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,044
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	11,445	11,239
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/63	10,405	11,066
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	4,230	4,402
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	3,780	3,998
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	4,110	4,225
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,028
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	180	197
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	7,335	8,121
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.250%	1/1/49	6,750	7,295
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	4,500	4,259
	Georgia Municipal Electric Authority Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	10	9
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,280	1,394
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/43	40	44
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,622
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	580	622
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	4,700	3,254
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	5,705	5,579
45

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,010
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,332
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	370	391
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,637
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	12,925	14,157
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,895	4,321
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	60	66
Gwinnett County School District GO	5.000%	8/1/25	1,665	1,689
Gwinnett County School District GO	5.000%	8/1/26	5,215	5,415
Gwinnett County School District GO	5.000%	2/1/31	1,105	1,119
Gwinnett County School District GO	4.000%	2/1/33	4,845	4,866
Gwinnett County School District GO	5.000%	2/1/38	75	80
Gwinnett County School District GO	5.000%	2/1/40	50	53
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/43	1,000	692
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/44	1,000	678
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/45	1,000	665
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	1,685	1,695
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	1,305	1,211
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/38	145	138
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	3,335	3,022
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	500	400
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	1,330	1,378
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	100	104
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	1,015	1,052
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	640	663
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	120	93
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	280	284
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	2,560	2,820
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,750	18,675
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	15,550	17,906
Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/38	4,035	4,037
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/38	2,420	2,487
Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/43	100	81
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,093
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	2,000	2,048
Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/44	2,890	2,824
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/49	3,000	3,239
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	4.000%	5/1/26	450	458
				493,764
Hawaii (0.5%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/34	75	82
Hawaii GO	5.000%	8/1/25	770	771
Hawaii GO	5.000%	10/1/25	575	585
Hawaii GO	5.000%	8/1/26	1,420	1,422
Hawaii GO	5.000%	10/1/26	2,210	2,248
Hawaii GO	5.000%	4/1/27	1,315	1,354
Hawaii GO	5.000%	5/1/27	645	681
Hawaii GO	5.000%	8/1/27	4,200	4,206
Hawaii GO	5.000%	10/1/27	2,360	2,453
Hawaii GO	5.000%	10/1/27	330	343
Hawaii GO	5.000%	1/1/28	935	999
Hawaii GO	4.000%	4/1/28	545	553
Hawaii GO	5.000%	5/1/28	630	663
Hawaii GO	5.000%	8/1/28	70	70
Hawaii GO	5.000%	10/1/28	270	281
Hawaii GO	5.000%	10/1/28	360	374
Hawaii GO	5.000%	1/1/29	385	410
Hawaii GO	5.000%	8/1/29	900	901
Hawaii GO	5.000%	10/1/29	125	130
Hawaii GO	5.000%	1/1/30	895	950
Hawaii GO	5.000%	8/1/30	3,375	3,381
Hawaii GO	5.000%	10/1/30	2,675	2,822
Hawaii GO	4.000%	4/1/31	1,200	1,212
Hawaii GO	4.000%	5/1/31	7,885	8,049
Hawaii GO	4.000%	10/1/31	1,700	1,720
Hawaii GO	5.000%	10/1/31	1,170	1,232
Hawaii GO	5.000%	1/1/32	260	279
Hawaii GO	3.000%	4/1/32	1,285	1,222
46

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	4.000%	5/1/32	9,125	9,288
	Hawaii GO	4.000%	8/1/32	8,190	8,191
	Hawaii GO	4.000%	1/1/34	2,675	2,724
	Hawaii GO	5.000%	5/1/34	300	313
	Hawaii GO	4.000%	10/1/34	2,510	2,517
	Hawaii GO	4.000%	10/1/34	8,830	8,885
	Hawaii GO	3.250%	1/1/35	350	338
	Hawaii GO	3.000%	4/1/35	275	255
	Hawaii GO	5.000%	1/1/36	95	99
	Hawaii GO	3.000%	4/1/36	295	270
	Hawaii GO	4.000%	5/1/36	25	25
	Hawaii GO	4.000%	10/1/36	15	15
	Hawaii GO	5.000%	1/1/38	405	424
	Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,178
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	3,495	3,589
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	895	919
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,430	1,502
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	1,040	1,104
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	11,120	11,914
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	670	718
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/28	1,655	1,789
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	5,145	5,687
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	490	542
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/30	1,780	1,907
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	1,625	1,787
	Honolulu HI City & County GO	5.000%	10/1/37	750	759
	Honolulu HI City & County GO	3.000%	8/1/41	945	799
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/29	415	453
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	439
[7]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/32	2,000	2,227
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	630
[7]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	2,430	2,722
[7]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	2,220	2,530
[7]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	1,000	1,135
[7]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	1,250	1,414
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,156
[7]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/38	1,985	2,242
	Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/41	25	21
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	7,950	7,928
	Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/46	20	16
	Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	75	75
	Honolulu HI City & County Wastewater System Sewer Revenue	4.500%	7/1/53	5,450	5,559
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/53	2,650	2,894
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/54	5,250	5,770
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,900	1,922
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	4,365	4,415
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	19,305	19,526
					179,005
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	300	328
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	665	669
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,555	3,672
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/48	2,500	2,708
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/49	5,000	4,854
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	8,830	9,442
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/29	1,500	1,642
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	1,085	1,121
					24,436
Illinois (6.1%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	200	209
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/34	2,100	2,188
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	850	885
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	10,000	10,499
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	3,260	3,390
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/46	7,815	8,090
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	10,755	11,727
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	2,000	2,035
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,028
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,008
47

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,096
	Chicago Board of Education GO	5.000%	12/1/30	5,000	5,092
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	1,937
	Chicago IL GO	5.000%	1/1/25	3,885	3,893
	Chicago IL GO	5.000%	1/1/25	4,500	4,510
	Chicago IL GO	5.000%	1/1/26	610	620
	Chicago IL GO	5.000%	1/1/27	750	774
	Chicago IL GO	5.000%	1/1/27	640	647
	Chicago IL GO	5.000%	1/1/28	755	789
	Chicago IL GO	0.000%	1/1/29	445	379
	Chicago IL GO	5.625%	1/1/30	1,525	1,583
	Chicago IL GO	5.000%	1/1/31	270	283
	Chicago IL GO	5.500%	1/1/31	840	841
	Chicago IL GO	5.625%	1/1/31	325	337
	Chicago IL GO	5.000%	1/1/32	3,000	3,199
	Chicago IL GO	5.000%	1/1/33	10,300	10,952
	Chicago IL GO	5.500%	1/1/33	1,860	1,862
	Chicago IL GO	5.750%	1/1/33	15,430	15,985
[6]	Chicago IL GO	0.000%	1/1/34	10,425	7,061
	Chicago IL GO	5.000%	1/1/34	10,235	10,834
	Chicago IL GO	5.000%	1/1/34	1,075	1,147
	Chicago IL GO	5.500%	1/1/34	310	310
	Chicago IL GO	5.750%	1/1/34	2,400	2,484
	Chicago IL GO	4.000%	1/1/35	9,000	8,939
	Chicago IL GO	4.000%	1/1/35	1,000	993
	Chicago IL GO	5.000%	1/1/35	1,085	1,152
	Chicago IL GO	5.500%	1/1/35	3,540	3,741
	Chicago IL GO	4.000%	1/1/36	1,000	987
	Chicago IL GO	4.000%	1/1/37	4,050	3,980
	Chicago IL GO	5.000%	1/1/38	1,450	1,453
	Chicago IL GO	5.250%	1/1/38	4,250	4,525
	Chicago IL GO	6.000%	1/1/38	9,285	9,619
	Chicago IL GO	5.000%	1/1/39	5,000	5,116
	Chicago IL GO	5.500%	1/1/39	335	335
	Chicago IL GO	5.500%	1/1/39	3,825	4,108
	Chicago IL GO	5.000%	1/1/40	3,500	3,578
	Chicago IL GO	5.500%	1/1/40	1,000	1,068
	Chicago IL GO	5.500%	1/1/41	1,000	1,048
	Chicago IL GO	5.000%	1/1/43	4,600	4,729
	Chicago IL GO	5.500%	1/1/43	1,200	1,247
	Chicago IL GO	5.000%	1/1/44	17,290	17,502
	Chicago IL GO	5.000%	1/1/44	10,230	10,487
	Chicago IL GO	5.000%	1/1/45	4,250	4,345
	Chicago IL GO	5.250%	1/1/45	6,600	6,859
	Chicago IL GO	5.500%	1/1/49	21,505	22,086
	Chicago IL GO, Prere.	5.250%	1/1/25	690	692
[6]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	520
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,030	1,131
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	1,000	1,110
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	2,285	2,563
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,000	2,267
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	3,815	4,359
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	3,000	3,394
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,750	2,827
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	509
[4]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/52	150	139
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/53	5,000	5,354
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	5,000	5,351
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/62	5,000	5,509
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	2,385	2,467
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	890
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	372
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	2,545	2,820
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,039
	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	4,840	5,381
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,070	1,160
[4]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	2,100	2,071
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/48	715	775
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	3,205	3,433
[4]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	10,925	11,913
48

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	26,835	26,890
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	5,170	5,181
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,420	2,473
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,622
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,105	5,711
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	393
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	7,885
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,520	2,526
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,235	1,238
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	3,080	3,087
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,990	3,055
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	8,790	8,977
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,240	1,243
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	8,840	9,219
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,697
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,005	2,010
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	7,795	8,257
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	580	607
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,288
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	770	784
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,845	7,350
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,850	1,854
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,460	1,484
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	11,800	12,842
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,535	11,562
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	435	442
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	9,750	10,711
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,895	1,899
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,545	1,566
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	9,750	10,812
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	329
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,645	5,658
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	715	724
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	5,683
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,575
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	915	941
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	715	717
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	1,045	1,056
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	645	652
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	265	283
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	3,000	3,357
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,575	5,620
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	155	159
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	270	273
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	485	490
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	1,080	1,152
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	13,796
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,020	1,047
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,515	2,578
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	285	300
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,810	3,850
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	570	589
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	1,330	1,362
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	545	572
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	320	323
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	1,250	1,278
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	1,990	2,081
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.125%	1/1/40	2,165	2,167
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	135	136
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	485	484
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,025	1,051
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	10,000	9,738
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,408
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/47	375	373
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	7,445	7,557
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,760	9,006
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	3,000	3,177
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	10,259
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/53	190	183
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	11,785	12,099
49

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/53	10,750	11,623
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	7,000	7,018
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	10,569
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/59	8,500	9,318
[3]	Chicago Park District GO	4.000%	1/1/41	1,000	979
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,925	6,256
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	2,045	2,116
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,583
[3]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	280	293
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	515	483
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	21,195	21,246
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	1,835	1,690
[4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	590	600
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/52	5,075	5,285
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	12,152
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	1,395	1,424
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	6,000	6,201
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,501
	Cook County IL GO	5.000%	11/15/24	380	380
	Cook County IL GO	4.000%	11/15/25	585	589
	Cook County IL GO	5.000%	11/15/25	2,240	2,278
	Cook County IL GO	4.000%	11/15/26	2,735	2,785
[4]	Cook County IL GO	5.000%	11/15/26	2,215	2,301
	Cook County IL GO	5.000%	11/15/26	3,480	3,612
	Cook County IL GO	4.000%	11/15/27	2,890	2,968
	Cook County IL GO	5.000%	11/15/28	4,595	4,943
	Cook County IL GO	5.000%	11/15/29	1,195	1,305
	Cook County IL GO	5.000%	11/15/30	1,100	1,139
	Cook County IL GO	5.000%	11/15/31	695	719
	Cook County IL GO	5.000%	11/15/31	4,025	4,441
	Cook County IL GO	5.000%	11/15/32	5,705	6,258
	Cook County IL GO	5.000%	11/15/33	3,925	4,293
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	5,964
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	9,777
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,100	3,043
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	4,250	4,586
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	3,190	3,457
	Evanston IL GO	3.500%	12/1/38	645	620
[3]	Evanston IL GO	3.500%	12/1/39	755	725
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/30	8,565	9,182
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/35	4,250	4,229
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	4,000	3,887
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/41	2,730	2,630
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,515	2,382
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	2,060	1,936
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	350	341
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	9,790	9,964
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	5,500	6,108
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	10,900	12,224
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	13,070	14,885
	Illinois Finance Authority College & University Revenue	5.000%	4/1/35	7,500	8,506
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	626
	Illinois Finance Authority College & University Revenue	5.000%	4/1/36	5,000	5,650
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,566
	Illinois Finance Authority College & University Revenue	5.250%	4/1/38	2,900	3,312
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	2,000	1,968
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,525
	Illinois Finance Authority College & University Revenue	5.250%	4/1/39	1,675	1,898
	Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	978
	Illinois Finance Authority College & University Revenue	5.250%	5/15/48	2,000	2,176
	Illinois Finance Authority College & University Revenue	4.000%	4/1/50	2,165	2,052
	Illinois Finance Authority College & University Revenue	5.250%	5/15/54	5,000	5,392
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	1,625	1,650
	Illinois Finance Authority Lease Revenue	4.000%	7/1/35	205	206
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	3,185	3,306
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	2,350	2,436
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	255	264
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	1,100	1,208
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	195	202
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	1,980	2,005
50

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/24	13,435	13,435
	Illinois GO	5.000%	2/1/25	1,100	1,103
	Illinois GO	5.000%	3/1/25	16,600	16,672
	Illinois GO	5.000%	3/1/25	100	100
	Illinois GO	5.000%	5/1/25	3,275	3,298
	Illinois GO	5.000%	7/1/25	4,530	4,572
	Illinois GO	5.000%	10/1/25	1,450	1,470
	Illinois GO	5.000%	10/1/25	175	177
	Illinois GO	5.000%	11/1/25	34,465	34,981
[3]	Illinois GO	5.000%	11/1/25	5,000	5,080
	Illinois GO	5.000%	2/1/26	1,330	1,356
	Illinois GO	5.000%	2/1/26	8,080	8,236
	Illinois GO	5.000%	3/1/26	6,495	6,630
	Illinois GO	5.000%	5/1/26	5,000	5,119
	Illinois GO	5.000%	7/1/26	1,130	1,160
	Illinois GO	5.000%	10/1/26	400	413
	Illinois GO	5.000%	10/1/26	1,105	1,140
	Illinois GO	3.250%	11/1/26	2,360	2,354
	Illinois GO	5.000%	11/1/26	1,490	1,540
	Illinois GO	5.000%	11/1/26	13,165	13,608
	Illinois GO	5.000%	1/1/27	640	652
	Illinois GO	5.000%	2/1/27	250	251
	Illinois GO	5.000%	2/1/27	6,645	6,897
	Illinois GO	5.000%	2/1/27	4,415	4,583
	Illinois GO	5.000%	3/1/27	5,000	5,197
	Illinois GO	5.000%	3/1/27	6,125	6,367
	Illinois GO	5.000%	3/1/27	1,510	1,570
	Illinois GO	5.000%	5/1/27	370	371
	Illinois GO	5.000%	7/1/27	1,050	1,098
	Illinois GO	5.000%	10/1/27	3,480	3,654
	Illinois GO	5.000%	11/1/27	31,185	32,793
	Illinois GO	5.000%	12/1/27	945	995
	Illinois GO	5.000%	2/1/28	2,545	2,643
	Illinois GO	5.000%	2/1/28	3,335	3,520
	Illinois GO	5.000%	3/1/28	4,800	5,072
	Illinois GO	5.000%	5/1/28	130	130
	Illinois GO	5.000%	5/1/28	1,225	1,298
	Illinois GO	5.000%	5/1/28	5,050	5,349
	Illinois GO	5.000%	7/1/28	1,550	1,646
	Illinois GO	5.000%	10/1/28	15,425	16,433
	Illinois GO	5.000%	11/1/28	12,130	12,738
	Illinois GO	5.000%	12/1/28	1,800	1,921
	Illinois GO	5.000%	12/1/28	9,630	10,120
	Illinois GO	5.000%	2/1/29	2,300	2,384
	Illinois GO	5.000%	2/1/29	2,385	2,550
	Illinois GO	5.250%	2/1/29	6,400	6,419
	Illinois GO	5.000%	3/1/29	3,810	4,077
	Illinois GO	5.000%	5/1/29	125	125
	Illinois GO	5.000%	5/1/29	1,000	1,072
	Illinois GO	5.000%	5/1/29	3,500	3,751
	Illinois GO	5.000%	7/1/29	1,620	1,739
	Illinois GO	5.000%	10/1/29	7,600	8,022
	Illinois GO	5.000%	11/1/29	24,525	25,650
[4]	Illinois GO	4.000%	2/1/30	7,600	7,689
	Illinois GO	5.000%	2/1/30	3,000	3,235
	Illinois GO	5.000%	3/1/30	2,035	2,197
	Illinois GO	5.000%	5/1/30	1,115	1,205
	Illinois GO	5.500%	5/1/30	15,420	16,493
	Illinois GO	5.000%	7/1/30	1,290	1,396
	Illinois GO	5.000%	10/1/30	5,060	5,487
	Illinois GO	5.000%	10/1/30	4,860	5,107
	Illinois GO	5.250%	12/1/30	910	957
	Illinois GO	5.000%	2/1/31	2,500	2,717
	Illinois GO	5.250%	2/1/31	2,045	2,052
	Illinois GO	5.000%	3/1/31	320	348
	Illinois GO	5.000%	3/1/31	650	707
	Illinois GO	5.000%	5/1/31	8,020	8,044
	Illinois GO	5.000%	5/1/31	1,090	1,188
	Illinois GO	5.000%	7/1/31	2,820	3,076
	Illinois GO	5.000%	10/1/31	7,985	8,630
51

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	2/1/32	2,475	2,712
Illinois GO	5.000%	3/1/32	215	236
Illinois GO	5.000%	5/1/32	1,100	1,208
Illinois GO	5.000%	5/1/32	5,000	5,479
Illinois GO	5.000%	7/1/32	6,250	6,869
Illinois GO	4.000%	10/1/32	7,625	7,719
Illinois GO	5.000%	12/1/32	2,725	2,973
Illinois GO	5.000%	2/1/33	5,000	5,518
Illinois GO	5.000%	3/1/33	6,000	6,497
Illinois GO	5.000%	3/1/33	30	33
Illinois GO	5.000%	3/1/33	30	33
Illinois GO	5.000%	5/1/33	4,900	4,915
Illinois GO	5.000%	7/1/33	2,005	2,196
Illinois GO	4.000%	10/1/33	2,990	3,020
Illinois GO	4.000%	12/1/33	3,475	3,483
Illinois GO	5.000%	2/1/34	5,795	6,428
Illinois GO	5.000%	3/1/34	2,075	2,237
Illinois GO	5.000%	3/1/34	5,080	5,533
Illinois GO	5.000%	5/1/34	3,680	4,012
Illinois GO	5.000%	7/1/34	5,015	5,473
Illinois GO	4.000%	10/1/34	460	461
Illinois GO	5.000%	2/1/35	5,500	6,100
Illinois GO	5.000%	3/1/35	4,215	4,543
Illinois GO	5.000%	5/1/35	6,345	6,894
Illinois GO	5.000%	7/1/35	5,000	5,438
Illinois GO	5.000%	12/1/35	1,545	1,595
Illinois GO	5.000%	2/1/36	5,865	6,480
Illinois GO	5.000%	3/1/36	6,425	6,907
Illinois GO	5.000%	5/1/36	3,450	3,460
Illinois GO	5.000%	5/1/36	1,000	1,083
Illinois GO	5.000%	5/1/36	8,010	8,824
Illinois GO	4.125%	10/1/36	2,085	2,063
Illinois GO	5.000%	12/1/36	5,500	5,668
Illinois GO	5.000%	2/1/37	5,000	5,504
Illinois GO	5.000%	3/1/37	7,500	8,040
Illinois GO	5.000%	5/1/37	1,660	1,792
Illinois GO	4.000%	7/1/37	2,000	1,984
Illinois GO	4.250%	12/1/37	4,190	4,204
Illinois GO	5.000%	2/1/38	4,250	4,656
Illinois GO	4.000%	3/1/38	3,000	2,963
Illinois GO	5.250%	5/1/38	1,590	1,735
Illinois GO	4.000%	10/1/38	1,000	983
Illinois GO	5.000%	2/1/39	2,480	2,698
Illinois GO	4.000%	3/1/39	2,100	2,061
Illinois GO	5.000%	5/1/39	2,000	2,056
Illinois GO	5.000%	5/1/39	1,695	1,700
Illinois GO	5.000%	5/1/39	3,750	4,075
Illinois GO	5.250%	5/1/39	2,485	2,699
Illinois GO	5.500%	5/1/39	8,435	9,114
Illinois GO	5.000%	12/1/39	5,000	5,401
Illinois GO	4.000%	3/1/40	7,310	7,132
Illinois GO	5.000%	5/1/40	5,760	6,228
Illinois GO	5.250%	5/1/40	1,595	1,727
Illinois GO	4.000%	10/1/40	10,975	10,672
Illinois GO	3.000%	12/1/40	4,550	3,821
Illinois GO	4.250%	12/1/40	2,660	2,654
Illinois GO	5.000%	1/1/41	2,875	2,894
Illinois GO	4.000%	3/1/41	3,275	3,173
Illinois GO	5.000%	5/1/41	100	108
Illinois GO	5.250%	5/1/41	2,695	2,907
Illinois GO	4.000%	6/1/41	85	82
Illinois GO	5.250%	5/1/42	2,590	2,783
Illinois GO	5.250%	5/1/42	10,000	10,910
Illinois GO	4.000%	10/1/42	3,065	2,929
Illinois GO	5.000%	12/1/42	890	949
Illinois GO	5.250%	5/1/43	1,250	1,339
Illinois GO	5.250%	5/1/43	5,085	5,525
Illinois GO	5.125%	10/1/43	4,500	4,790
Illinois GO	5.000%	12/1/43	5,000	5,311
Illinois GO	5.250%	5/1/44	2,335	2,528
52

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.250%	5/1/45	2,500	2,698
Illinois GO	5.750%	5/1/45	9,495	10,304
Illinois GO	4.250%	10/1/45	3,965	3,824
Illinois GO	5.500%	10/1/45	4,500	4,892
Illinois GO	5.000%	3/1/46	14,530	15,137
Illinois GO	5.250%	10/1/46	5,000	5,323
Illinois GO	5.500%	3/1/47	10,000	10,790
Illinois GO	5.250%	5/1/47	2,850	3,059
Illinois GO	5.500%	5/1/47	6,780	7,319
Illinois GO	5.250%	10/1/47	1,495	1,588
Illinois GO	4.500%	5/1/48	1,885	1,843
Illinois GO	5.250%	5/1/48	2,010	2,152
Illinois GO	5.250%	5/1/49	1,500	1,602
Illinois Miscellaneous Revenue GO	5.000%	5/1/33	9,450	10,340
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	260	261
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,800	3,847
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	303
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	10,140	10,247
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	305	308
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,010
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/32	1,500	1,514
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	610	611
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/34	2,900	2,902
Illinois Sales Tax Revenue	5.000%	6/15/25	315	315
Illinois Sales Tax Revenue	5.000%	6/15/26	3,030	3,035
Illinois Sales Tax Revenue	5.000%	6/15/30	350	384
Illinois Sales Tax Revenue	5.000%	6/15/33	510	573
Illinois Sales Tax Revenue	5.000%	6/15/36	160	177
Illinois Sales Tax Revenue	5.000%	6/15/43	5,555	5,933
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,010
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,050	3,058
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,110	2,157
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,215	4,308
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	795	813
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,825	2,952
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,920	3,051
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,665	2,785
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,315	1,400
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	8,060	8,583
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,331
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	830	896
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	10,060	10,855
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	180	194
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	1,670	1,802
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	380	411
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	2,025	2,216
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,800	1,970
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,225	1,341
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	16,570	18,022
Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	1,140	1,146
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,785	3,152
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,060	3,483
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	3,225	3,232
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,755	1,786
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,825	1,909
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	325	328
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	5,640	6,394
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	19,655	19,696
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	430	437
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	6,065	6,852
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	6,275	6,287
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,000	5,009
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	2,760	3,087
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,550	9,610
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	13,325	13,506
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	10,535	10,730
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	2,795	3,033
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	315	334
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	11,615	11,405
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	16,985	17,592
53

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,950	5,406
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	5,525	6,112
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	13,045	12,731
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	2,865	3,007
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,030	1,117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	11,770	12,448
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,560	7,221
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	18,010	17,429
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	510	468
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	23,475	19,184
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,539
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	678
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	7,730	5,126
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	10,425	6,762
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	2,720	1,759
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	11,950	7,530
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	481
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	2,425	1,425
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	286
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	131
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	272
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	775
[4,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	2,400	1,261
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	1,670	1,744
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	6,750	6,553
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	5,735	2,643
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	3,870	1,697
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/45	13,000	5,433
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/46	1,710	674
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	10,590	9,826
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	12,905	11,792
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	10,000	2,483
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	13,340	3,432
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	1,300	292
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	19,250	4,497
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	9,750	2,278
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/26	10,335	10,475
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	5,715	6,008
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/40	285	287
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/50	4,705	1,418
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/51	270	80
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	3,950	3,964
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	5,000	5,260
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/57	12,550	12,698
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	12,760	11,767
[3]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	5,595	5,248
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	23,600	24,149
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	275
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	380	388
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,459
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	1,065	1,108
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,815	2,925
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,491
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	6,225	6,469
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,605	1,667
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,580	1,637
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	8,325	9,210
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,425	1,476
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,360	1,521
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	3,075	3,527
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	7,000	8,174
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/35	6,275	7,382
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,840	1,912
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,675	1,735
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	485	488
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	290	282
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,990	3,036
[8]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	355
[6]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	6,030	6,265
[6]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,935	2,185
54

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	1,325	1,521
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/45	10,000	9,550
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,805
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,165	1,192
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,065	5,273
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	4,045	4,405
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	12,270	13,488
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	3,873
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	16,751
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	4,600	4,613
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,735	1,776
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	745	776
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	820	869
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,076
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	8,350	9,093
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	2,185	2,420
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	4,455	4,977
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,100	2,339
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,820	3,141
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	4,125	4,577
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	3,570	3,793
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,300	1,299
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	2,670	2,642
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	50	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,000	2,063
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/42	3,600	3,603
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	690	716
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/43	570	597
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/44	540	566
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/48	19,495	17,899
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,265
	Schaumburg IL GO	4.000%	12/1/41	425	423
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	502
[3,7]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/34	2,500	2,798
[3,7]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/35	2,500	2,755
[3,7]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/39	2,500	2,719
[4]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	10,660	10,381
[3,7]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/40	2,000	2,162
[4]	University of Illinois College & University Revenue	4.000%	4/1/36	385	386
[4]	University of Illinois College & University Revenue	4.125%	4/1/48	5,000	4,819
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,500	1,439
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	310
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	217
[6]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	7,277
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,039
					2,323,357
Indiana (0.5%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,173
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	722
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	768
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	511
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,896
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,726
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,723
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	100	102
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	2,000	2,141
	Hamilton County Public Building Corp. Lease (Abatement) Revenue	4.000%	1/10/50	5,000	4,728
[10]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.000%	11/1/24	2,500	2,500
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	80	88
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	1,190	1,315
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,348
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,338
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	3,000	3,090
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,190	3,541
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	345	351
	Indiana Finance Authority Lease Revenue	5.000%	12/1/24	430	431
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,375	1,405
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	310	318
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	9,715	10,131
55

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	1,235	1,288
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	2,585	2,787
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	2,465	2,705
	Indiana Finance Authority Lease Revenue	5.000%	2/1/36	990	1,057
	Indiana Finance Authority Lease Revenue	5.000%	2/1/37	5,210	5,555
	Indiana Finance Authority Lease Revenue	5.000%	2/1/38	75	80
	Indiana Finance Authority Lease Revenue	5.000%	2/1/39	250	265
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	45	45
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	177
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	303
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	5,110	5,158
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	400	403
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/53	2,500	2,551
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	625	639
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	2,070	2,137
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/34	1,760	1,956
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/36	680	692
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	1,550	1,344
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	6,245	6,341
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/42	70	67
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,545	4,564
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	455	471
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/30	1,120	1,189
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	745	764
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	145	148
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	7,838
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	130	129
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	8,919
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,038
	Indiana University College & University Revenue	5.000%	6/1/34	5,000	5,785
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/30	1,090	1,163
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/33	80	85
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,300
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,850	4,969
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/53	1,500	1,563
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/58	1,000	1,041
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/67	2,000	2,116
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/44	55	55
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/44	6,465	6,756
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/54	2,000	1,849
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/54	3,665	3,796
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/25	5	5
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/28	15	13
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,472
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	3,440	3,455
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/41	15,265	15,185
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	5,085	5,266
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	14,500	13,883
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	591
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,677
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,203
					184,184
Iowa (0.1%)
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	1,910
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/34	18,365	21,124
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	920	975
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	915	969
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	685	723
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	1,125	1,183
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,659
	Iowa Finance Authority Water Revenue	5.000%	8/1/36	3,080	3,488
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/34	3,015	3,439
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,532
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,475	1,497
	Iowa Special Obligation Revenue	5.000%	6/1/27	260	268
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,490	5,663
					46,430
56

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas (0.3%)
[4]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,350	12,018
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	765	777
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	830	843
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	195	198
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	5,030	5,103
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	2,325	2,358
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,000	5,502
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	13,755	13,942
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	7,400	8,267
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/31	7,500	8,483
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/33	10,000	11,572
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	243
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	7,365	8,489
	Kansas Development Finance Authority College & University Revenue (Wichita State University Project)	2.000%	6/1/37	1,740	1,313
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,893
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,235	1,254
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	1,270	1,297
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/26	23,515	24,488
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	1,135	1,187
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	2,325	2,285
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/44	1,450	1,450
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	710	716
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/45	1,500	1,510
					115,188
Kentucky (0.4%)
	Fayette County School District Finance Corp. Lease Revenue	4.000%	5/1/38	2,895	2,882
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/25	5,000	5,074
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/26	4,010	4,158
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	176
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	256
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	253
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/48	4,560	4,291
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,036
[6]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	2,400	2,311
[6]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	316
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,559
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,130
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/43	255	198
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	2,455	2,868
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	4,900	5,721
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	350
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	170	170
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	1,325	1,351
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	16,380	17,052
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	3,245	3,365
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	784
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/25	4,010	4,090
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/26	4,055	4,221
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/32	1,540	1,737
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/33	1,225	1,390
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/35	1,000	1,137
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/36	1,070	1,212
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/37	2,155	2,432
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/39	5,320	5,945
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/41	3,370	3,719
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/43	6,350	6,942
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/44	2,000	2,176
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,385	1,424
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	270	273
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/37	120	120
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/37	5,000	5,644
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/38	10,745	10,747
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/38	65	73
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	300	232
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	4,995	4,055
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/46	105	86
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/50	2,275	1,428
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/51	115	123
57

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/53	5,000	5,328
	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	595	509
[4]	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/46	1,300	1,047
[3]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/41	8,740	9,390
	University of Kentucky College & University Revenue	4.000%	4/1/44	15	14
					131,795
Louisiana (0.6%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,528
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/45	315	311
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,075	5,420
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	4.000%	2/1/25	5,850	5,858
[4]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	10,115	9,912
[4]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	6,787
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/53	3,250	3,197
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	22,015	22,073
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	4,519	4,542
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	5,939
	Louisiana GO	5.000%	8/1/25	2,000	2,027
	Louisiana GO	5.000%	8/1/26	115	119
	Louisiana GO	5.000%	2/1/27	2,000	2,098
	Louisiana GO	5.000%	8/1/27	3,065	3,174
	Louisiana GO	5.000%	8/1/28	14,370	14,882
	Louisiana GO	5.000%	2/1/29	2,000	2,179
	Louisiana GO	5.000%	2/1/30	2,025	2,238
	Louisiana GO	5.000%	9/1/30	5,395	6,002
	Louisiana GO	5.000%	2/1/31	2,000	2,236
	Louisiana GO	5.000%	9/1/31	5,000	5,626
	Louisiana GO	5.000%	2/1/33	2,000	2,281
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,025	1,071
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	1,000	1,039
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	1,690	1,752
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	1,810	1,874
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	14,790	15,271
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	7,935	8,164
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	2,975	3,056
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	2,990	3,064
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	1,015	1,058
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/46	2,380	2,371
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	3,285	3,149
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/56	5	4
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/45	2,760	2,893
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/48	700	742
	Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	525	547
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/48	6,435	6,789
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/53	4,515	4,827
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	12,050	12,155
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,167
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/48	1,740	1,764
	New Orleans LA GO	5.000%	12/1/40	3,645	3,905
	New Orleans LA GO	5.000%	12/1/46	14,530	15,269
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	5,580	5,587
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	4,992
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/48	5	5
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	120	121
					212,065
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/54	5,000	5,444
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,950	1,960
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	2,258
58

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/47	15,500	16,017
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	1,745	1,681
					27,360
Maryland (1.9%)
	Anne Arundel County MD GO	5.000%	4/1/35	900	1,025
	Anne Arundel County MD GO	5.000%	4/1/41	1,080	1,199
	Anne Arundel County MD GO	5.000%	4/1/42	1,045	1,156
	Anne Arundel County MD GO	5.000%	10/1/42	2,195	2,427
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/46	10,015	10,190
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/49	200	208
	Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,502
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/46	20,000	20,366
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	2,400	2,512
	Calvert County MD GO	1.750%	7/1/34	800	648
	Calvert County MD GO	1.875%	7/1/35	1,000	805
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	55	56
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	15	15
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	325	325
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	690	719
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	535	557
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	300	300
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,420	2,572
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,960	2,041
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	935	995
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	1,510	1,510
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,350	1,442
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	135
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	4,845	5,124
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,545	7,991
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	3,275	3,403
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	1,480	1,465
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	930	982
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	770	799
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	11,805	13,021
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,585
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	1,645	1,732
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/30	2,540	2,463
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	1,285	1,245
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/31	1,420	1,367
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	365	405
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	110	106
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/32	2,780	2,710
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/32	5,000	4,770
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	3,715	3,760
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/32	15	17
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/33	3,665	3,458
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,325	1,309
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/33	25	27
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	3,205	2,991
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/54	3,135	3,266
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.125%	7/1/59	3,140	3,297
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/64	3,750	3,958
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,088
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,651
	Maryland GO	5.000%	3/15/25	1,770	1,782
	Maryland GO	5.000%	3/15/25	255	257
	Maryland GO	5.000%	3/15/25	55	55
	Maryland GO	4.000%	6/1/25	5,455	5,457
	Maryland GO	5.000%	8/1/25	20,800	21,102
	Maryland GO	5.000%	8/1/25	200	203
	Maryland GO	5.000%	8/1/25	3,045	3,089
	Maryland GO	5.000%	3/15/26	1,745	1,794
	Maryland GO	5.000%	3/15/26	4,400	4,525
	Maryland GO	5.000%	3/15/26	2,155	2,216
	Maryland GO	5.000%	6/1/26	1,425	1,429
59

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	3.000%	8/1/26	5,235	5,232
Maryland GO	4.000%	8/1/26	1,295	1,295
Maryland GO	4.000%	8/1/26	1,515	1,546
Maryland GO	5.000%	8/1/26	10,415	10,806
Maryland GO	5.000%	8/1/26	1,525	1,582
Maryland GO	5.000%	8/1/26	300	311
Maryland GO	5.000%	8/1/26	1,660	1,722
Maryland GO	5.000%	3/15/27	170	179
Maryland GO	5.000%	3/15/27	2,455	2,584
Maryland GO	4.000%	6/1/27	6,210	6,211
Maryland GO	3.000%	8/1/27	145	145
Maryland GO	4.000%	8/1/27	1,110	1,110
Maryland GO	5.000%	8/1/27	3,700	3,926
Maryland GO	5.000%	8/1/27	4,955	5,258
Maryland GO	5.000%	8/1/27	2,295	2,435
Maryland GO	5.000%	8/1/27	50	53
Maryland GO	5.000%	8/1/27	1,825	1,936
Maryland GO	5.000%	3/15/28	2,990	3,137
Maryland GO	5.000%	3/15/28	5,225	5,611
Maryland GO	5.000%	3/15/28	2,315	2,486
Maryland GO	5.000%	3/15/28	1,635	1,756
Maryland GO	4.000%	8/1/28	50	52
Maryland GO	5.000%	8/1/28	5,365	5,801
Maryland GO	5.000%	8/1/28	9,520	10,293
Maryland GO	5.000%	8/1/28	6,210	6,715
Maryland GO	5.000%	8/1/28	4,725	5,109
Maryland GO	5.000%	3/1/29	125	137
Maryland GO	5.000%	3/15/29	465	499
Maryland GO	5.000%	3/15/29	300	314
Maryland GO	5.000%	3/15/29	2,800	3,061
Maryland GO	5.000%	3/15/29	190	208
Maryland GO	5.000%	6/1/29	13,620	14,945
Maryland GO	4.000%	8/1/29	4,000	4,216
Maryland GO	5.000%	8/1/29	2,140	2,355
Maryland GO	5.000%	8/1/29	13,475	14,828
Maryland GO	5.000%	8/1/29	325	351
Maryland GO	5.000%	8/1/29	28,100	30,922
Maryland GO	3.000%	3/1/30	3,225	3,177
Maryland GO	4.000%	3/15/30	675	688
Maryland GO	5.000%	3/15/30	1,645	1,793
Maryland GO	5.000%	3/15/30	1,360	1,512
Maryland GO	5.000%	3/15/30	75	83
Maryland GO	4.000%	6/1/30	20,210	20,210
Maryland GO	5.000%	6/1/30	710	791
Maryland GO	5.000%	6/1/30	20,000	22,289
Maryland GO	3.250%	8/1/30	105	104
Maryland GO	5.000%	8/1/30	1,210	1,325
Maryland GO	5.000%	8/1/30	3,925	4,383
Maryland GO	5.000%	8/1/30	2,985	3,333
Maryland GO	5.000%	3/1/31	3,970	4,463
Maryland GO	5.000%	3/15/31	2,470	2,681
Maryland GO	5.000%	3/15/31	650	718
Maryland GO	5.000%	3/15/31	10,370	11,664
Maryland GO	3.000%	6/1/31	45	44
Maryland GO	5.000%	6/1/31	16,485	18,591
Maryland GO	3.000%	8/1/31	15	15
Maryland GO	5.000%	8/1/31	2,490	2,717
Maryland GO	5.000%	8/1/31	810	899
Maryland GO	3.250%	3/15/32	20	20
Maryland GO	5.000%	3/15/32	20	22
Maryland GO	5.000%	3/15/32	7,000	7,970
Maryland GO	5.000%	3/15/32	200	216
Maryland GO	5.000%	6/1/32	470	536
Maryland GO	5.000%	6/1/32	6,305	7,197
Maryland GO	2.000%	8/1/32	25	22
Maryland GO	4.000%	8/1/32	7,000	7,155
Maryland GO	5.000%	8/1/32	1,180	1,306
Maryland GO	5.000%	3/1/33	385	429
Maryland GO	3.125%	3/15/33	1,055	1,025
Maryland GO	4.000%	3/15/33	70	72
60

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	5.000%	3/15/33	305	335
	Maryland GO	5.000%	6/1/33	3,090	3,505
	Maryland GO	5.000%	6/1/33	3,200	3,682
	Maryland GO	4.000%	8/1/33	255	260
	Maryland GO	5.000%	8/1/33	480	530
	Maryland GO	5.000%	3/1/34	25	28
	Maryland GO	5.000%	3/15/34	25	29
	Maryland GO	5.000%	6/1/34	25,575	28,904
	Maryland GO	5.000%	6/1/34	4,450	5,161
	Maryland GO	5.000%	8/1/34	1,000	1,101
	Maryland GO	5.000%	3/1/35	915	1,014
	Maryland GO	5.000%	3/15/35	120	137
	Maryland GO	5.000%	6/1/35	1,000	1,126
	Maryland GO	5.000%	6/1/35	12,580	14,530
	Maryland GO	5.000%	3/1/36	3,740	4,134
	Maryland GO	5.000%	6/1/36	8,615	9,674
	Maryland GO	5.000%	6/1/36	31,005	35,678
	Maryland GO	5.000%	6/1/37	2,815	3,152
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,002
[10]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.000%	11/1/24	1,900	1,900
	Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	18,365	5,114
	Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/52	1,365	360
	Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/53	970	243
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	12,875	12,533
	Maryland Stadium Authority Built to Learn Appropriations Revenue	2.750%	6/1/51	5,500	3,940
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/47	7,200	7,401
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction and Revitalization Program)	5.000%	5/1/42	1,070	1,107
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction and Revitalization Program)	5.000%	5/1/50	9,500	10,526
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction and Revitalization Program), Prere.	5.000%	5/1/26	3,075	3,171
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	890	953
	Maryland State Transportation Authority Highway Revenue	2.500%	7/1/47	8,170	5,744
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	20	16
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	10,530	11,079
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/39	5,500	6,190
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/40	2,150	2,407
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/41	4,000	4,457
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/42	5,000	5,539
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	10,499
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	2.800%	3/1/26	1,660	1,633
	Montgomery County MD GO	5.000%	11/1/24	175	175
	Montgomery County MD GO	5.000%	10/1/25	4,825	4,910
	Montgomery County MD GO	5.000%	11/1/25	1,530	1,531
	Montgomery County MD GO	5.000%	11/1/26	170	170
	Montgomery County MD GO	5.000%	10/1/27	1,955	2,082
	Montgomery County MD GO	3.000%	11/1/38	10,000	8,984
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	755
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	115
	Montgomery County MD GO, Prere.	5.000%	11/1/24	75	75
	Montgomery County MD GO, Prere.	5.000%	11/1/24	1,110	1,110
	Prince George's County MD GO	5.000%	7/15/27	825	875
	Prince George's County MD GO	5.000%	7/15/28	910	984
	Prince George's County MD GO	3.000%	9/15/28	50	50
	Prince George's County MD GO	3.000%	9/15/29	425	423
	Prince George's County MD GO	4.000%	7/15/30	3,000	3,086
	Prince George's County MD GO	5.000%	7/15/31	180	192
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,509
	Prince George's County MD GO	3.000%	7/15/36	1,980	1,825
	Prince George's County MD GO	5.000%	7/15/36	1,725	1,828
	Prince George's County MD GO	5.000%	7/1/38	4,280	4,772
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/36	205	191
	Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/37	105	98
					719,715
Massachusetts (4.1%)
	Andover MA GO	2.000%	9/15/38	1,095	847
	Attleboro MA GO	2.625%	10/15/50	3,330	2,314
	Braintree MA GO	2.125%	10/15/37	2,205	1,729
	Braintree MA GO	2.125%	10/15/38	2,250	1,733
61

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Braintree MA GO	2.125%	10/15/39	2,300	1,732
	Braintree MA GO	2.125%	10/15/40	2,350	1,731
	Brockton MA GO	4.000%	8/1/47	4,195	4,119
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,305	1,321
	Commonwealth of Massachusetts GO	5.000%	11/1/24	335	335
	Commonwealth of Massachusetts GO	5.000%	11/1/24	15,000	15,000
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,037
[8]	Commonwealth of Massachusetts GO	5.500%	12/1/24	5	5
	Commonwealth of Massachusetts GO	5.000%	1/1/25	8,035	8,057
	Commonwealth of Massachusetts GO	5.000%	7/1/25	13,770	13,941
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	3,883
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,175	4,227
	Commonwealth of Massachusetts GO	5.000%	8/1/25	3,315	3,362
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,590
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,717
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/25	1,850	1,885
	Commonwealth of Massachusetts GO	5.000%	10/1/25	265	270
[8]	Commonwealth of Massachusetts GO	5.000%	11/1/25	340	347
	Commonwealth of Massachusetts GO	5.000%	11/1/25	810	826
	Commonwealth of Massachusetts GO	5.000%	1/1/26	630	645
	Commonwealth of Massachusetts GO	5.000%	3/1/26	1,270	1,305
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,695	1,748
	Commonwealth of Massachusetts GO	5.000%	7/1/26	7,725	7,999
	Commonwealth of Massachusetts GO	5.000%	7/1/26	4,315	4,468
	Commonwealth of Massachusetts GO	5.000%	7/1/26	2,890	2,992
	Commonwealth of Massachusetts GO	5.000%	7/1/26	165	171
	Commonwealth of Massachusetts GO	5.000%	7/1/26	400	414
	Commonwealth of Massachusetts GO	5.000%	9/1/26	4,650	4,834
	Commonwealth of Massachusetts GO	5.000%	10/1/26	3,645	3,797
	Commonwealth of Massachusetts GO	5.000%	11/1/26	70	73
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,365	1,425
[8]	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,000	1,044
	Commonwealth of Massachusetts GO	5.000%	12/1/26	8,825	9,231
	Commonwealth of Massachusetts GO	5.000%	1/1/27	1,385	1,451
	Commonwealth of Massachusetts GO	5.000%	1/1/27	4,480	4,694
	Commonwealth of Massachusetts GO	5.000%	5/1/27	570	602
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,050	2,172
	Commonwealth of Massachusetts GO	5.000%	7/1/27	450	466
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,165	2,294
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,440	3,644
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,635	1,732
	Commonwealth of Massachusetts GO	5.000%	9/1/27	1,815	1,930
	Commonwealth of Massachusetts GO	5.000%	10/1/27	245	261
	Commonwealth of Massachusetts GO	5.000%	11/1/27	375	400
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,890
	Commonwealth of Massachusetts GO	5.000%	1/1/28	1,675	1,793
	Commonwealth of Massachusetts GO	5.000%	5/1/28	440	474
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,500	1,616
	Commonwealth of Massachusetts GO	3.000%	7/1/28	140	139
	Commonwealth of Massachusetts GO	3.250%	7/1/28	15	15
	Commonwealth of Massachusetts GO	5.000%	7/1/28	4,225	4,377
	Commonwealth of Massachusetts GO	5.000%	7/1/28	2,715	2,934
	Commonwealth of Massachusetts GO	5.000%	7/1/28	2,175	2,350
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,010	1,024
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	2,981
	Commonwealth of Massachusetts GO	5.000%	9/1/28	1,710	1,854
	Commonwealth of Massachusetts GO	5.000%	11/1/28	2,030	2,207
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,485	5,995
	Commonwealth of Massachusetts GO	5.000%	3/1/29	1,360	1,486
	Commonwealth of Massachusetts GO	5.000%	5/1/29	390	427
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,500	1,644
	Commonwealth of Massachusetts GO	5.000%	7/1/29	245	248
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,890	5,060
	Commonwealth of Massachusetts GO	5.000%	7/1/29	3,595	3,952
	Commonwealth of Massachusetts GO	5.000%	7/1/29	1,230	1,352
	Commonwealth of Massachusetts GO	5.000%	9/1/29	115	127
	Commonwealth of Massachusetts GO	5.000%	9/1/29	410	452
	Commonwealth of Massachusetts GO	5.000%	1/1/30	35	37
	Commonwealth of Massachusetts GO	5.000%	1/1/30	400	434
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,350	1,499
62

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,610
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,680	1,868
[8]	Commonwealth of Massachusetts GO	5.500%	8/1/30	4,870	5,504
	Commonwealth of Massachusetts GO	5.000%	9/1/30	40	45
	Commonwealth of Massachusetts GO	5.000%	9/1/30	180	197
	Commonwealth of Massachusetts GO	5.000%	10/1/30	4,075	4,545
	Commonwealth of Massachusetts GO	5.000%	11/1/30	125	140
	Commonwealth of Massachusetts GO	5.000%	1/1/31	260	281
	Commonwealth of Massachusetts GO	5.000%	1/1/31	110	117
	Commonwealth of Massachusetts GO	5.000%	2/1/31	1,570	1,758
	Commonwealth of Massachusetts GO	5.000%	5/1/31	2,015	2,264
	Commonwealth of Massachusetts GO	5.000%	7/1/31	7,320	7,536
	Commonwealth of Massachusetts GO	5.000%	7/1/31	5,060	5,210
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,215	1,342
	Commonwealth of Massachusetts GO	5.000%	9/1/31	1,220	1,376
	Commonwealth of Massachusetts GO	5.000%	10/1/31	2,450	2,766
	Commonwealth of Massachusetts GO	5.000%	11/1/31	70	78
	Commonwealth of Massachusetts GO	5.000%	1/1/32	115	124
	Commonwealth of Massachusetts GO	5.000%	2/1/32	1,285	1,456
	Commonwealth of Massachusetts GO	5.000%	3/1/32	9,465	10,737
	Commonwealth of Massachusetts GO	5.000%	7/1/32	350	385
	Commonwealth of Massachusetts GO	5.000%	7/1/32	15	15
	Commonwealth of Massachusetts GO	4.000%	9/1/32	90	91
	Commonwealth of Massachusetts GO	5.000%	10/1/32	540	617
	Commonwealth of Massachusetts GO	4.000%	11/1/32	6,135	6,229
	Commonwealth of Massachusetts GO	5.000%	11/1/32	1,505	1,720
	Commonwealth of Massachusetts GO	5.000%	1/1/33	130	138
	Commonwealth of Massachusetts GO	5.250%	1/1/33	35	38
	Commonwealth of Massachusetts GO	5.000%	2/1/33	10,020	11,310
	Commonwealth of Massachusetts GO	5.000%	3/1/33	3,600	4,123
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,142
	Commonwealth of Massachusetts GO	5.000%	5/1/33	65	75
	Commonwealth of Massachusetts GO	4.000%	7/1/33	25	25
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,880	6,959
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,865	7,057
	Commonwealth of Massachusetts GO	4.000%	9/1/33	7,645	7,691
	Commonwealth of Massachusetts GO	5.000%	10/1/33	2,460	2,796
	Commonwealth of Massachusetts GO	5.000%	10/1/33	1,515	1,745
	Commonwealth of Massachusetts GO	3.000%	11/1/33	1,200	1,143
	Commonwealth of Massachusetts GO	5.000%	11/1/33	45	50
	Commonwealth of Massachusetts GO	5.000%	11/1/33	2,990	3,446
	Commonwealth of Massachusetts GO	5.250%	1/1/34	50	54
	Commonwealth of Massachusetts GO	4.000%	2/1/34	305	320
	Commonwealth of Massachusetts GO	5.000%	2/1/34	205	213
	Commonwealth of Massachusetts GO	2.000%	3/1/34	200	168
	Commonwealth of Massachusetts GO	5.000%	5/1/34	3,360	3,829
	Commonwealth of Massachusetts GO	4.500%	7/1/34	390	392
	Commonwealth of Massachusetts GO	3.000%	9/1/34	120	113
	Commonwealth of Massachusetts GO	5.000%	1/1/35	355	374
	Commonwealth of Massachusetts GO	5.000%	1/1/35	30	32
	Commonwealth of Massachusetts GO	5.000%	2/1/35	4,760	4,934
	Commonwealth of Massachusetts GO	3.000%	3/1/35	225	210
	Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,847
	Commonwealth of Massachusetts GO	5.000%	5/1/35	1,000	1,133
	Commonwealth of Massachusetts GO	3.000%	7/1/35	160	150
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,095	5,150
	Commonwealth of Massachusetts GO	3.000%	9/1/35	100	93
	Commonwealth of Massachusetts GO	4.000%	9/1/35	1,205	1,210
	Commonwealth of Massachusetts GO	5.000%	10/1/35	10,000	11,367
	Commonwealth of Massachusetts GO	3.000%	11/1/35	7,450	6,925
	Commonwealth of Massachusetts GO	4.000%	11/1/35	145	149
	Commonwealth of Massachusetts GO	5.000%	12/1/35	145	150
	Commonwealth of Massachusetts GO	5.000%	1/1/36	2,960	3,161
	Commonwealth of Massachusetts GO	5.000%	1/1/36	100	105
	Commonwealth of Massachusetts GO	4.000%	2/1/36	60	62
	Commonwealth of Massachusetts GO	5.000%	2/1/36	5,315	5,503
	Commonwealth of Massachusetts GO	3.000%	3/1/36	535	497
	Commonwealth of Massachusetts GO	5.000%	4/1/36	3,000	3,113
	Commonwealth of Massachusetts GO	5.000%	5/1/36	1,500	1,693
	Commonwealth of Massachusetts GO	5.000%	7/1/36	3,050	3,082
63

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	7/1/36	55	60
Commonwealth of Massachusetts GO	4.000%	9/1/36	380	381
Commonwealth of Massachusetts GO	4.000%	9/1/36	635	636
Commonwealth of Massachusetts GO	4.000%	11/1/36	25	26
Commonwealth of Massachusetts GO	5.000%	1/1/37	85	89
Commonwealth of Massachusetts GO	5.000%	1/1/37	3,000	3,405
Commonwealth of Massachusetts GO	5.000%	5/1/37	4,660	5,303
Commonwealth of Massachusetts GO	4.000%	9/1/37	450	450
Commonwealth of Massachusetts GO	4.000%	9/1/37	185	185
Commonwealth of Massachusetts GO	5.000%	9/1/37	1,015	1,076
Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,044
Commonwealth of Massachusetts GO	4.000%	4/1/38	50	50
Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,122
Commonwealth of Massachusetts GO	5.000%	8/1/38	1,650	1,874
Commonwealth of Massachusetts GO	3.250%	9/1/38	1,660	1,573
Commonwealth of Massachusetts GO	3.000%	11/1/38	9,060	8,139
Commonwealth of Massachusetts GO	5.000%	11/1/38	9,500	9,901
Commonwealth of Massachusetts GO	5.000%	12/1/38	1,820	1,873
Commonwealth of Massachusetts GO	5.000%	1/1/39	45	47
Commonwealth of Massachusetts GO	5.000%	1/1/39	1,040	1,102
Commonwealth of Massachusetts GO	3.250%	2/1/39	1,610	1,513
Commonwealth of Massachusetts GO	5.000%	5/1/39	4,420	4,701
Commonwealth of Massachusetts GO	3.000%	7/1/39	2,865	2,545
Commonwealth of Massachusetts GO	5.000%	8/1/39	5,200	5,816
Commonwealth of Massachusetts GO	3.000%	9/1/39	150	133
Commonwealth of Massachusetts GO	4.000%	9/1/39	7,315	7,306
Commonwealth of Massachusetts GO	5.000%	10/1/39	20	22
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,841
Commonwealth of Massachusetts GO	4.000%	12/1/39	1,000	1,001
Commonwealth of Massachusetts GO	3.500%	2/1/40	300	287
Commonwealth of Massachusetts GO	4.000%	2/1/40	7,000	7,063
Commonwealth of Massachusetts GO	4.000%	5/1/40	4,500	4,491
Commonwealth of Massachusetts GO	5.000%	7/1/40	9,650	9,736
Commonwealth of Massachusetts GO	5.000%	7/1/40	145	156
Commonwealth of Massachusetts GO	5.000%	8/1/40	4,300	4,834
Commonwealth of Massachusetts GO	3.250%	9/1/40	990	908
Commonwealth of Massachusetts GO	3.000%	11/1/40	600	524
Commonwealth of Massachusetts GO	4.000%	11/1/40	15	15
Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	15,591
Commonwealth of Massachusetts GO	3.000%	2/1/41	1,000	864
Commonwealth of Massachusetts GO	4.000%	2/1/41	125	124
Commonwealth of Massachusetts GO	3.000%	4/1/41	1,415	1,204
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,200	1,326
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,150	1,271
Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,845
Commonwealth of Massachusetts GO	5.000%	10/1/41	20	22
Commonwealth of Massachusetts GO	4.000%	11/1/41	2,230	2,222
Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,022
Commonwealth of Massachusetts GO	5.000%	11/1/41	10,045	11,203
Commonwealth of Massachusetts GO	4.000%	2/1/42	2,630	2,612
Commonwealth of Massachusetts GO	4.000%	4/1/42	420	415
Commonwealth of Massachusetts GO	5.000%	5/1/42	10,000	10,524
Commonwealth of Massachusetts GO	4.000%	9/1/42	5,670	5,631
Commonwealth of Massachusetts GO	5.000%	11/1/42	10,490	11,641
Commonwealth of Massachusetts GO	2.500%	3/1/43	1,720	1,312
Commonwealth of Massachusetts GO	5.000%	3/1/43	5,000	5,510
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,500	1,575
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,250	2,462
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,305	3,617
Commonwealth of Massachusetts GO	5.250%	9/1/43	1,045	1,104
Commonwealth of Massachusetts GO	5.000%	11/1/43	17,000	18,760
Commonwealth of Massachusetts GO	5.000%	1/1/44	3,000	3,105
Commonwealth of Massachusetts GO	4.000%	2/1/44	25	25
Commonwealth of Massachusetts GO	5.000%	3/1/44	3,500	3,830
Commonwealth of Massachusetts GO	3.000%	4/1/44	10,470	8,696
Commonwealth of Massachusetts GO	5.000%	11/1/44	1,445	1,492
Commonwealth of Massachusetts GO	4.000%	12/1/44	7,000	6,896
Commonwealth of Massachusetts GO	4.000%	5/1/45	10,335	10,152
Commonwealth of Massachusetts GO	5.000%	5/1/45	4,000	4,367
Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,538
64

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/45	11,240	11,887
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	882
	Commonwealth of Massachusetts GO	5.000%	11/1/45	5,000	5,390
	Commonwealth of Massachusetts GO	4.000%	12/1/45	290	285
	Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,317
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,765	1,724
	Commonwealth of Massachusetts GO	4.000%	4/1/46	3,265	3,167
	Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,350
	Commonwealth of Massachusetts GO	2.375%	9/1/46	185	130
	Commonwealth of Massachusetts GO	3.000%	9/1/46	6,020	4,882
	Commonwealth of Massachusetts GO	4.000%	12/1/46	30	29
	Commonwealth of Massachusetts GO	3.000%	3/1/47	11,885	9,517
	Commonwealth of Massachusetts GO	3.000%	4/1/47	2,445	1,957
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,065	1,089
	Commonwealth of Massachusetts GO	5.000%	4/1/47	13,505	13,812
	Commonwealth of Massachusetts GO	5.250%	4/1/47	6,350	6,560
	Commonwealth of Massachusetts GO	5.250%	10/1/47	60	66
	Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	9,699
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,605	9,193
	Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	7,918
	Commonwealth of Massachusetts GO	4.000%	5/1/48	7,500	7,261
	Commonwealth of Massachusetts GO	3.000%	7/1/48	50	40
	Commonwealth of Massachusetts GO	5.000%	7/1/48	4,595	4,829
	Commonwealth of Massachusetts GO	5.000%	9/1/48	10,000	10,602
	Commonwealth of Massachusetts GO	5.000%	11/1/48	30	32
	Commonwealth of Massachusetts GO	5.000%	1/1/49	25,820	27,761
	Commonwealth of Massachusetts GO	3.000%	3/1/49	200	157
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,000	3,137
	Commonwealth of Massachusetts GO	5.000%	5/1/49	1,250	1,300
	Commonwealth of Massachusetts GO	5.000%	11/1/49	215	229
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,570	8,500
	Commonwealth of Massachusetts GO	2.000%	4/1/50	21,600	13,052
	Commonwealth of Massachusetts GO	5.000%	11/1/50	22,000	23,142
	Commonwealth of Massachusetts GO	2.125%	4/1/51	8,000	4,918
	Commonwealth of Massachusetts GO	5.000%	10/1/51	6,000	6,434
	Commonwealth of Massachusetts GO	5.000%	10/1/52	9,875	10,516
	Commonwealth of Massachusetts GO	5.000%	10/1/52	10,000	10,717
	Commonwealth of Massachusetts GO	5.000%	5/1/53	27,200	29,037
	Commonwealth of Massachusetts GO	5.000%	8/1/53	1,500	1,613
	Commonwealth of Massachusetts GO	5.000%	1/1/54	15,215	16,298
	Commonwealth of Massachusetts GO	5.000%	5/1/54	20,425	21,924
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	145	146
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	270	285
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	125	137
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	365	408
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	19,005	21,338
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	270	273
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	325	336
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,795	1,833
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	4,780	5,172
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/44	3,750	4,109
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,000	9,838
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	7,010	7,195
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	16,825	16,127
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/51	10,185	10,645
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/29	5,955	6,027
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,039
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,455
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/44	5,525	6,054
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	5,485	5,395
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,231
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	10,000	10,545
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	10,255	10,945
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	5,000	5,369
	Easton MA GO	2.500%	10/15/46	3,000	2,096
	Gloucester MA GO	2.250%	9/15/46	300	202
	Hingham MA GO	2.375%	2/15/50	2,500	1,666
	Lowell MA GO	3.000%	9/1/34	1,000	939
	Lowell MA GO	2.250%	9/1/49	1,670	1,071
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/31	10	11
65

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	15	13
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	9,525	10,171
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	785
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,160	13,631
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	895	950
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,295
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28	310	339
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,568
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	135	151
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	193
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	70	80
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	640	495
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,000	5,742
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	45	52
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,500	9,857
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,008
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15	17
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	165	171
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	5	5
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	170	174
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	25	25
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,245	8,231
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	50	50
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,970	2,993
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	1,870	1,983
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/44	8,440	8,373
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	10,320	11,350
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	8,000	8,761
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	7,250	7,916
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	180	198
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,300	12,720
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	12,000	11,494
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/52	30,000	33,021
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	15,715	17,138
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/26	55	57
[6]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	80	73
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/25	35	35
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,030	1,050
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	260	270
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,591
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	425	455
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	150	164
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	513
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,170	1,194
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,113
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	792
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	145	164
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	993
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	1,000	1,157
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/33	23,460	27,175
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/34	15,000	17,552
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,070
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	7,900	8,556
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	11,125	11,216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/38	20	22
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	440	402
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	20	22
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	6,405
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	10	11
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,075	1,075
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	2,890	2,880
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	6,925	6,921
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/44	4,950	5,387
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	30	25
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	10,000	10,063
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	2,975
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	2,760	2,286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,260	6,225
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	11,500	13,299
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,695	5,575
66

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/31	290	298
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	1,185	1,189
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	65	76
[10]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/1/24	1,155	1,155
[10]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/1/24	1,000	1,000
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,267
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	225	226
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	1,380	1,401
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	2,610	2,655
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,200	1,188
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,880	1,906
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	380	394
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	125	129
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	4,775	4,791
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/36	50	50
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,111
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	14,280	14,439
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	15	15
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,500	5,417
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/45	1,440	1,417
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	135	144
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/46	5	5
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,060	3,130
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,170	2,430
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	70	74
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	1,450	1,472
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,675	21,230
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,395	5,524
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,794
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/28	30	32
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/29	160	175
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	355	385
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	135	146
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	210	226
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	1,385	1,483
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	185	198
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	1,020	1,088
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	280	285
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	265	276
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	5,000	5,317
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	225	241
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	15	16
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	1,905	1,976
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	250	285
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	2,000	2,108
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	93
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	1,050	1,105
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	10	12
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	40	48
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	4,873
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	5,000	5,746
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	4,725	4,694
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	120	126
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	820	850
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	12,985	13,461
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	180	187
	Milford MA GO	2.000%	12/1/38	3,000	2,246
	Milford MA GO	2.000%	12/1/39	3,000	2,199
	Sutton MA GO	2.700%	6/1/30	1,625	1,551
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	1,000	1,000
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,440	5,553
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/26	30	31
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	85	92
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/35	4,775	4,781
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,902
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,190	2,294
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	9,105	8,807
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	18,000	18,759
67

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	130	130
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	25	25
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	30	30
	Worcester MA GO	2.000%	2/1/47	7,960	5,018
					1,543,861
Michigan (1.3%)
[4,11]	Detroit City School District GO	6.000%	5/1/29	6,075	6,474
[4,11]	Detroit City School District GO	5.250%	5/1/30	14,980	16,712
[4,11]	Detroit City School District GO	5.250%	5/1/32	1,000	1,117
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	774
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	1,050	1,126
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/31	4,790	5,315
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/33	10,000	11,301
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	8,225	9,250
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,500	2,804
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	8,129
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,135	2,202
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/31	5,000	5,137
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	4,055	4,197
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	105	108
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	105	108
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	1,000	1,009
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	658
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,339
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,615	6,789
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	4,020	4,118
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,000	1,126
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	19,745	20,022
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/48	2,000	2,204
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	2,160	2,354
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	869
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	14,275	14,344
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	7,160	7,178
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	15,560	16,288
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/54	7,000	7,485
	Lansing Community College GO	5.000%	5/1/44	3,000	3,136
	Lansing Community College GO	3.000%	5/1/49	1,720	1,355
[4]	Lansing MI GO	4.125%	6/1/48	3,000	2,911
[4]	Lansing MI GO	5.000%	6/1/48	3,000	3,161
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,010	1,016
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	1,050	1,078
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	13,210	13,873
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/50	3,000	2,807
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	3,635	3,372
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	8,890	9,180
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/48	8,005	7,550
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/48	2,995	2,867
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	4,750	4,760
	Michigan Finance Authority Miscellaneous Taxes Revenue	5.000%	7/1/39	290	290
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	757
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	705
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	875	881
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	2,585	2,685
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	1,350	1,404
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,525	6,791
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	1,999
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	390	414
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,600	9,509
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	450	467
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	165	171
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	704
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	40	41
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	3,960	4,029
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/26	4,700	4,894
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	240	244
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	1,205	1,226
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	4,640	4,717
68

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	255	259
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	6,180	6,269
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	6,000	6,083
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	10	10
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	350	353
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/47	9,725	9,396
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/52	5,410	5,127
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/46	9,870	9,597
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	8,500	6,684
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/59	3,000	3,279
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,839
	Michigan State University College & University Revenue	5.000%	2/15/48	675	698
	Michigan State University College & University Revenue	5.000%	8/15/49	4,000	4,288
	Michigan State University College & University Revenue	5.250%	8/15/54	6,000	6,517
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	3,285	3,507
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	3,970	4,313
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	840	937
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	85	96
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	1,130	1,257
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	1,625	1,806
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	175	197
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	2,005	2,221
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	2,680	2,994
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	50	52
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,140	4,542
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	1,600	1,625
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,090	5,162
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	18,350	18,512
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	220	221
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	75	75
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	15,255	15,020
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/45	1,160	1,240
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/46	10,440	10,266
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/37	2,760	3,121
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/39	2,630	2,953
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	4,480	4,982
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	5,240	5,777
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,020	2,296
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	12,100	13,120
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/49	10,000	11,215
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,923
	Novi Community School District GO	4.000%	5/1/47	1,200	1,166
	Oakland University College & University Revenue	5.000%	3/1/47	3,915	3,947
	University of Michigan College & University Revenue	5.000%	4/1/25	80	81
	University of Michigan College & University Revenue	5.000%	4/1/26	175	180
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	6,820	7,011
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	445	457
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,035	4,241
[11]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,550	3,695
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	4,500	4,541
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,037
	Wayne State University College & University Revenue	5.000%	11/15/43	20	21
	Wayne State University College & University Revenue	4.000%	11/15/48	4,625	4,369
					478,128
Minnesota (0.4%)
	Metropolitan Council GAN GO	5.000%	12/1/24	375	375
	Metropolitan Council GAN GO	5.000%	12/1/25	15,750	16,091
	Metropolitan Council GAN GO	5.000%	12/1/26	4,355	4,554
	Metropolitan Council GAN GO	5.000%	12/1/27	10,610	11,334
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	11,695
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	915	936
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	635	663
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	265	276
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	1,120	1,165
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	955	992
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/52	260	272
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/52	8,500	9,036
69

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota (State Office Building Project) COP	5.000%	11/1/29	17,400	19,202
	Minnesota (State Office Building Project) COP	5.000%	11/1/39	1,250	1,397
	Minnesota Appropriations Revenue	5.000%	3/1/29	485	529
	Minnesota Appropriations Revenue	5.000%	3/1/30	160	177
	Minnesota GO	5.000%	8/1/25	3,080	3,124
	Minnesota GO	5.000%	8/1/25	3,475	3,525
	Minnesota GO	5.000%	8/1/25	415	421
	Minnesota GO	5.000%	10/1/25	2,465	2,509
	Minnesota GO	5.000%	8/1/26	3,000	3,042
	Minnesota GO	5.000%	8/1/26	3,425	3,554
	Minnesota GO	5.000%	8/1/26	3,000	3,113
	Minnesota GO	5.000%	8/1/26	3,760	3,902
	Minnesota GO	5.000%	8/1/27	175	181
	Minnesota GO	5.000%	9/1/27	1,825	1,940
	Minnesota GO	5.000%	8/1/28	1,285	1,391
	Minnesota GO	5.000%	10/1/28	1,660	1,769
	Minnesota GO	3.000%	10/1/29	1,000	986
	Minnesota GO	5.000%	9/1/30	2,795	3,125
	Minnesota GO	5.000%	8/1/32	9,940	11,367
	Minnesota GO	5.000%	9/1/32	2,700	3,044
	Minnesota GO	5.000%	8/1/36	5,480	6,303
	Minnesota GO	5.000%	8/1/37	6,750	7,737
	Minnesota GO	5.000%	8/1/38	5,525	6,309
	Minnesota GO	5.000%	8/1/39	1,250	1,336
	Minnesota GO	4.000%	9/1/39	1,000	1,023
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/35	50	57
	Minnesota State General Fund Appropriations Revenue	5.000%	3/1/28	5,145	5,515
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/46	20	16
	Osseo Independent School District No. 279 GO	1.625%	2/1/32	3,215	2,685
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/41	1,075	770
	Scott County MN GO	3.000%	12/1/36	1,645	1,519
	University of Minnesota College & University Revenue	5.000%	4/1/41	1,360	1,380
					160,337
Mississippi (0.2%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/30	6,000	6,577
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,218
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	7,045	6,900
	Mississippi GO	5.000%	10/1/25	1,010	1,028
	Mississippi GO	5.000%	10/1/26	3,550	3,613
	Mississippi GO	5.000%	10/1/27	2,010	2,138
	Mississippi GO	5.000%	10/1/28	1,770	1,877
	Mississippi GO	5.000%	10/1/29	4,275	4,526
	Mississippi GO	5.000%	10/1/30	1,235	1,304
	Mississippi GO	4.000%	10/1/35	2,380	2,395
	Mississippi GO	4.000%	10/1/36	3,130	3,146
	Mississippi GO	4.000%	10/1/38	50	50
	Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,526
	Mississippi GO, Prere.	5.000%	10/1/27	490	522
	Mississippi GO, Prere.	5.000%	10/1/27	975	1,038
	Mississippi GO, Prere.	5.000%	10/1/27	2,405	2,561
	Mississippi GO, Prere.	5.000%	10/1/27	6,180	6,581
[4]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	325	347
[4]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	455	486
					54,833
Missouri (0.4%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/35	1,800	1,820
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/44	6,000	5,902
	Jackson County MO Special Obligation Revenue	4.375%	12/1/58	400	395
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,205	8,216
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	4,300	4,304
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,512
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	2,020	1,990
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	500	501
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/32	1,000	1,118
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/33	1,055	1,176
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	140	147
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	445
70

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	609
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	606
	Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/41	110	111
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	10,315	10,642
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	3,060	3,217
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	1,610	1,653
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	3.900%	11/1/24	3,200	3,200
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	3.900%	11/1/24	1,950	1,950
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Projects)	5.000%	5/1/26	2,990	3,084
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/27	140	148
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/28	485	521
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/29	40	44
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/31	370	415
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/32	2,505	2,843
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,703
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	1,595	1,645
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/26	990	999
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/40	585	594
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/41	35	34
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	310	323
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	477
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/27	18,025	18,000
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	155
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/32	10,000	10,002
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/34	10,000	9,940
	Springfield School District No. R-12 GO	5.000%	3/1/37	10,010	10,662
	Springfield School District No. R-12 GO	3.000%	3/1/39	85	75
	Springfield School District No. R-12 GO	4.000%	3/1/41	1,675	1,679
	Springfield School District No. R-12 GO	4.000%	3/1/42	1,960	1,967
	Springfield School District No. R-12 GO	4.000%	3/1/43	2,500	2,513
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	859
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,381
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,103
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	2,465	2,686
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/29	1,815	2,014
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	450	507
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	345	393
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/49	3,000	3,272
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/54	5,000	5,421
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	390	436
	University of Missouri of Curators College & University Revenue	5.000%	11/1/34	15,500	17,962
					160,406
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/40	2,330	2,324
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/51	1,590	1,157
[4]	Fremont School District GO	5.000%	12/15/32	275	308
[4]	Fremont School District GO	4.000%	12/15/33	420	431
[4]	Fremont School District GO	4.000%	12/15/34	550	563
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	2,110	2,250
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,810
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	445	483
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/31	130	140
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	9,500	10,695
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	8,944
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/42	750	647
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	6,545	6,493
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	125	129
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/46	105	104
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	9,055	9,525
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/47	1,080	1,087
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/49	9,620	10,770
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	15,000	16,254
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	11,855	12,846
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/54	5,000	5,535
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	6,835	6,854
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,682
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,066
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	9,631
	Sarpy County NE GO	1.500%	6/1/30	2,390	2,062
71

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sarpy County NE GO	1.500%	6/1/31	2,470	2,069
	Sarpy County NE GO	1.500%	6/1/31	2,435	2,039
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	6,025	5,807
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	10,350
					142,055
Nevada (0.5%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,270	2,296
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,076
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	9,200	10,037
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	3,800	4,151
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	340	367
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	2,125	2,392
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	5,000	5,550
[4]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	4,170	4,204
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	5,000	4,310
	Clark County NV GO	5.000%	11/1/26	1,015	1,059
	Clark County NV GO	5.000%	11/1/27	850	884
	Clark County NV GO	5.000%	11/1/28	105	109
	Clark County NV GO	4.000%	6/1/31	565	573
	Clark County NV GO	4.000%	11/1/31	860	869
	Clark County NV GO	5.000%	11/1/31	6,545	7,082
	Clark County NV GO	4.000%	11/1/32	1,000	1,010
	Clark County NV GO	5.000%	6/1/43	15,725	16,379
	Clark County NV GO	4.000%	7/1/44	5,050	4,975
	Clark County NV GO	4.000%	7/1/47	9,645	9,294
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	560	603
	Clark County School District GO	5.000%	6/15/25	5,795	5,851
	Clark County School District GO	5.000%	6/15/25	1,015	1,025
	Clark County School District GO	5.000%	6/15/26	395	403
	Clark County School District GO	5.000%	6/15/26	2,840	2,928
	Clark County School District GO	5.000%	6/15/27	2,825	2,877
	Clark County School District GO	5.000%	6/15/28	4,620	4,701
[4]	Clark County School District GO	5.000%	6/15/33	1,625	1,771
[3]	Clark County School District GO	3.000%	6/15/38	5,000	4,421
[4]	Clark County School District GO	3.000%	6/15/39	3,000	2,624
[4]	Clark County School District GO	3.000%	6/15/39	800	694
	Henderson NV GO	4.000%	6/1/50	3,175	3,053
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	4,885	4,568
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/49	6,750	7,248
	Las Vegas Valley Water District GO	5.000%	12/1/26	3,030	3,061
	Las Vegas Valley Water District GO	5.000%	6/1/33	695	696
	Las Vegas Valley Water District GO	5.000%	6/1/34	10,670	10,682
	Las Vegas Valley Water District GO	4.000%	6/1/39	4,600	4,602
	Las Vegas Valley Water District GO	5.000%	6/1/39	4,000	4,005
	Las Vegas Valley Water District GO	5.000%	6/1/41	9,575	9,765
	Las Vegas Valley Water District GO	4.000%	6/1/46	585	578
	Las Vegas Valley Water District GO	5.000%	6/1/46	20,620	20,955
	Nevada GO	5.000%	11/1/24	2,805	2,805
	Nevada GO	5.000%	4/1/26	335	338
	Nevada GO	5.000%	11/1/26	1,305	1,318
	Nevada GO	5.000%	4/1/27	410	413
	Nevada GO	2.000%	5/1/41	2,030	1,389
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	750	751
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	2,735	2,795
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	3,275	3,384
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	1,170	1,207
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	1,480	1,549
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	102
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	4,000	4,054
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	385	398
					195,231
New Hampshire (0.1%)
[9]	Manchester NH Sewer Revenue	5.250%	6/1/54	4,000	4,363
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/32	30,520	34,823
					39,186
New Jersey (4.5%)
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	15	15
	Essex County NJ GO	2.000%	9/1/42	1,000	687
	Essex County NJ GO	2.125%	9/1/45	1,000	666
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	2,640	2,789
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/24	60	60
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/25	40	39
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	8,155	7,368
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	770	671
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	7/1/49	4,000	4,251
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	600	611
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	1,095	1,077
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	4,500	4,372
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/24	1,825	1,826
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/31	620	649
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	5,350	5,753
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	665	678
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	7,430	7,496
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	115
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,735	6,761
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	3,700	3,851
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,908
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,640	3,676
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	13,710	14,241
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	6,850	7,298
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,985	2,006
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	8,180	8,501
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	400	386
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,950	1,917
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,220
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,658
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,810	3,691
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	6,000	6,042
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,648
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,070	1,031
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	1,500	1,596
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	3,015	2,943
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,800	1,872
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	180	186
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,545	1,561
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	5,300	5,355
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	525	531
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	21,525	21,750
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,670	1,687
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,595	2,626
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,925	4,984
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,160	1,207
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	460	481
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,570	5,881
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,755	1,853
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,060	5,343
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	2,075	2,260
[4]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/37	2,350	2,411
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	2,195	2,260
[12]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	7,500	7,773
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	13,190	13,246
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,110	5,220
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,000	2,056
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	18,335	19,495
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,000	1,116
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,250	1,420
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,121
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	7,445	7,445
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	1,220	1,227
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,100	2,133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,490	3,610
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,253
73

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	110	117
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	3,210	3,213
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	9,215	9,186
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	1,470	1,540
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/44	30	29
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/33	85	91
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/34	100	106
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	623
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/33	1,220	1,351
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.250%	11/1/47	12,000	12,930
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,290
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,400	2,450
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,625	3,839
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,500	1,588
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	616
[3]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/39	15	15
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,755	3,869
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	706
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	10,000	10,535
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	520	551
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	13,347
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/35	1,760	2,047
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/38	5,000	5,754
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	1,000	724
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/41	5,000	5,658
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/43	6,965	7,817
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/44	7,655	8,565
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,056
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,030	766
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	5,000	4,979
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	25,095	27,953
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	740	759
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	770	823
	New Jersey GO	5.000%	6/1/25	6,935	7,005
	New Jersey GO	2.000%	6/1/26	2,000	1,949
	New Jersey GO	5.000%	6/1/26	19,005	19,610
	New Jersey GO	2.000%	6/1/27	5,000	4,768
	New Jersey GO	5.000%	6/1/27	19,365	20,427
	New Jersey GO	5.000%	6/1/28	18,160	19,510
	New Jersey GO	5.000%	6/1/29	10,540	11,502
	New Jersey GO	5.000%	6/1/29	4,810	5,059
	New Jersey GO	4.000%	6/1/30	5,945	6,259
	New Jersey GO	4.000%	6/1/31	19,295	20,368
	New Jersey GO	3.000%	6/1/32	12,395	11,850
	New Jersey GO	4.000%	6/1/32	1,660	1,758
	New Jersey GO, Prere.	3.250%	6/1/25	60	60
	New Jersey GO, Prere.	4.000%	6/1/25	75	75
	New Jersey GO, Prere.	4.000%	6/1/25	40	40
	New Jersey GO, Prere.	4.000%	6/1/25	970	974
	New Jersey GO, Prere.	5.000%	6/1/25	3,600	3,635
	New Jersey GO, Prere.	5.000%	6/1/25	10	10
	New Jersey GO, Prere.	5.000%	6/1/25	200	202
	New Jersey GO, Prere.	5.000%	6/1/25	1,560	1,575
	New Jersey GO, Prere.	5.000%	6/1/25	220	222
	New Jersey GO, Prere.	5.000%	6/1/25	100	101
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/43	1,640	1,074
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,805	2,830
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	2,145	2,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,510	2,578
74

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,000	2,055
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,015	1,881
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,675	2,497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	5,120	5,311
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	10,335	10,615
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,035	4,224
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	2,115	2,214
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,890	1,706
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,512
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,715	2,868
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,120	2,240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	17,650	18,121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	50	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,195	1,272
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	5,000	5,324
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,035	1,102
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	11,535	10,042
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,335	2,033
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,305	2,877
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	2,420	2,596
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,500	1,609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,475	2,537
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,665	1,707
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,000	3,240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,130	1,221
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	11,690	9,883
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	21,085	17,737
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	2,580	2,757
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,315	10,561
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,177
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	310	339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,900	5,353
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,360	1,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	4,185	3,379
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	1,560	1,660
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,570	1,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	26,310	26,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	2,100	2,314
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	21,324
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,930	3,047
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	1,700	1,724
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	25	27
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,945	6,966
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	350	384
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	755	838
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,010	5,560
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	4,785	3,587
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,160	8,617
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,500	2,688
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	1,140	1,247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	5,000	5,589
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,750	1,247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	4,410	4,649
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/34	1,695	1,730
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	4,250	4,685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,570
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	4,660	3,181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	10,425	10,981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/35	11,325	11,509
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	6,600	7,247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,000	5,546
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	386
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	6,450	4,216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	2,440	2,461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	5,000	5,463
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	5,760	3,595
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	106
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	2,995	3,259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,600	1,757
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	3,231
75

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,260	1,347
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	115	115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,515	1,658
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	4,505	2,558
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	130	132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	4,025	4,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/39	2,075	2,262
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,545	8,493
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,076
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	1,983
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/40	5,000	5,428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	2,189
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,335	4,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	3,775	3,707
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	6,013
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/30	3,190	3,402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,000	5,508
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	170	188
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	5,000	5,542
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,065	1,123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,660	1,826
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	10	11
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	5,000	5,589
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	6,500	7,114
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	5,015	5,615
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,020	1,114
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	2,465	2,720
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,000	5,572
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	6,635	6,653
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	2,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	2,000	2,216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,000	1,120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	4,930	4,954
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,010	1,104
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,520	1,677
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	5,650	5,656
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	65	65
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,090
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,500	1,648
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/39	1,515	1,658
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/39	2,500	2,774
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	803
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	1,000	1,081
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,500	7,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,944
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	2,000	2,202
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,250	3,488
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,065	3,313
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,195	1,287
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	3,170	3,466
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	3,180	3,180
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,540	6,560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,000	6,400
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	5,870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,000	5,159
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	18,125	19,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/46	5,000	5,426
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/49	5,190	5,215
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	9,325	10,136
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/32	10,000	11,344
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/32	2,500	2,925
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	0.000%	12/15/24	10,150	10,103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	5.000%	12/15/24	3,125	3,130
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, ETM	5.000%	12/15/24	1,530	1,533
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/25	9,950	9,985
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	6,250	6,344
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,830	4,139
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,250	3,264
76

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,073
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	6,170	6,176
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	1,200	1,284
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	360	330
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	2,039
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,402
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	10,825	10,732
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	1,500	1,595
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	19,140	18,385
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,600	8,897
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	11,555	11,180
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	3,920	3,481
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,115	4,770
[3]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	210	168
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,455	3,301
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	13,385	12,871
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,790	8,128
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	18,500	20,044
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	6/15/32	790	836
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	10,000	11,094
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	12,500	14,067
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,255	1,392
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	15,000	16,890
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	18,010	20,119
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	15,000	16,683
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	3,615	3,956
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	17,000	18,836
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/39	7,500	8,276
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	5,000	5,660
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	2,500	2,535
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	10,000	10,976
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	2,770	3,065
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	10,010	11,228
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/42	5,000	4,910
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	5,000	5,441
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/42	2,340	2,579
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,195	889
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,161
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	683
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	556
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	23,825	12,885
[8,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	249
[1,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	1,725	1,717
[8,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	530	511
[1,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,815	2,636
[8,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	982
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	106
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	26,425	15,211
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	1,440	1,444
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	10	10
[8]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,220	1,224
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,200	2,233
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	1,045	1,046
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	4,150	4,341
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	760	795
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	1,465	1,542
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	22,635	23,218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,220	1,301
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/28	175	188
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	1,490	1,555
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	210	223
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	495	526
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	1,275	1,382
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/29	770	845
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	465	484
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	750	795
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	300	318
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	5,300	5,823
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	15	17
77

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	3.375%	1/1/31	55	55
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,630	3,638
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	4,105	4,266
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,640	1,734
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,035	2,151
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,275	2,321
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	5,400	5,999
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	245	250
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,580	4,755
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	2,375	2,380
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,675	4,931
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,000	4,492
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,825	3,833
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,750	3,944
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,145	5,337
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	200	204
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,000	3,402
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	4,815	4,983
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,085	3,493
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	590	597
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	1,050	1,060
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,870	7,186
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,625	1,472
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,795	6,035
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	11,855	11,827
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	175	175
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	7,400	8,162
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,925	2,908
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	4,000	4,396
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	10,000	10,995
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,075	5,563
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	16,680	16,715
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	1,105	1,107
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,500	8,209
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	5,705	5,537
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	5,030	5,173
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	6,976
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	17,643
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	4,015	4,391
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	7,950	7,882
[6]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	451
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,157
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	2,440	2,798
[6]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	2,000	1,951
	Sayreville Borough NJ GO	2.000%	11/1/31	1,390	1,201
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	275	275
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	6,000	6,208
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	20	20
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	9,539
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,493
					1,707,404
New Mexico (0.2%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	1,555	1,608
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	2,880	2,979
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	765	808
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	1,600	1,689
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	835	897
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	4,105	4,411
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	610	655
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	6,175	6,747
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	580	642
	New Mexico GO	5.000%	3/1/32	590	666
	New Mexico GO	5.000%	3/1/33	420	479
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	7,125	7,214
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	30	32
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	16,157
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	1,525	1,643
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	2,885	3,107
78

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	845	922
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,040	10,955
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	1,155	1,280
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	50	56
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/32	210	238
				63,185
New York (24.0%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/24	210	210
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	210	214
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/32	2,000	2,316
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/33	1,500	1,755
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	1,990	2,144
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	110	113
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	3,010	2,912
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,532
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	3,000	3,085
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/28	15	16
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/29	460	503
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/29	5,015	5,526
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	2,950	3,270
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	630	638
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	3,825	4,240
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	1,175	1,223
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	7,145	7,300
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/30	23,735	26,462
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	14,015	14,680
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	95	97
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	5,390	5,993
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	1,140	1,257
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/31	23,430	26,423
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,635	1,697
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,230	1,246
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,815	2,010
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,765	1,846
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,945	2,204
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,721
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	7,515	8,295
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	6,285	6,886
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	6,520	6,704
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	1,025	1,051
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	325	337
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	865	876
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	3,915	3,996
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,217
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	425	449
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	10,010	11,450
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/35	2,070	2,116
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	120	124
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	265	270
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	1,370	1,446
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	3,285	3,598
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	2,190	2,399
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	45	51
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	5,590	5,694
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	490	492
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	2,635	2,875
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,635
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	1,060	1,156
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	3,810	4,014
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	140	157
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	5,170	5,256
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	7,190	7,210
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	1,280	1,300
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/37	4,640	5,037
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/37	845	889
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/37	130	147
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/38	30	30
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/38	735	795
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/38	190	200
79

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/38	25	28
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	1,280	1,291
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	1,050	1,059
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/39	65	67
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/39	65	68
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	2,085	1,814
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	24,560	21,368
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/40	2,010	2,018
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	100	105
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	3,775	3,906
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	3,500	3,738
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	7,395	7,640
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	120	126
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	10,700	11,745
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/42	13,610	13,602
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	2,030	2,118
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,203
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	2,215	2,358
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	1,530	1,487
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	6,315	6,698
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	7,795	8,472
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/44	12,535	12,193
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	490	518
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	120	125
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,750
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	3,515	3,440
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	13,190	12,907
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	17,155
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/45	12,280	12,386
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/46	6,000	5,852
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	5,305
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/46	8,865	8,592
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/47	6,025	4,875
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/47	10,000	9,618
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/47	1,650	1,576
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/47	4,530	4,760
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	9,415	7,532
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	925	740
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/49	28,625	27,710
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/49	1,185	1,147
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/50	4,845	3,817
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/50	6,610	5,207
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/50	2,400	2,321
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/50	10,090	10,561
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	1,890	1,903
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	2,260	2,275
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	150	151
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	6,315	6,358
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	2,965	3,053
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	1,345	1,414
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/28	1,855	2,020
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	1,570	1,598
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	235	239
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	1,350	1,374
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	705	718
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	380	387
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	12,480	12,825
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	220	227
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	225	237
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	520	549
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/37	5,750	6,506
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	2,465	2,699
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	12,000	12,895
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	4,935	5,266
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/28	790	849
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	50	55
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/32	170	191
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	440	474
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	480	516
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	125	139
80

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	3,005	3,056
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	7,485	6,518
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	2,165	1,857
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	14,160	14,995
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	18,140	15,353
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,793
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	660	651
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	17,175	16,992
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	17,360	17,021
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	4,225	4,161
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	9,726
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	90	88
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,775	2,693
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,560	1,998
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,855	4,595
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,095	732
[3]	Genesee NY GO	3.000%	3/15/36	1,000	908
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	780	794
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/25	35	35
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/26	145	149
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,394
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,990	4,171
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,605	2,719
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	2,105	2,196
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,265	4,442
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	855	890
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,220	1,268
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	805	814
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	205	212
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,845	6,053
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	1,980	2,046
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	31,865	32,727
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	1,955	1,884
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,025	9,240
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,190	3,605
[4]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	14,515	13,841
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,471
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	104
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	20	18
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	95	101
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	360	318
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	25	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,761
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	352
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/32	230	242
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,029
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	130	136
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,380	1,467
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	195	225
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,250	1,251
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	150	159
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,385	1,467
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	1,375	1,410
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	5,390	6,190
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	1,000	1,007
[4]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	65	65
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	13,815	13,825
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,201
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	4,905	5,484
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	65	66
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	5,000	5,549
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,470	1,521
[9]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,000	3,309
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	6,610	6,615
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	5,000	5,457
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	1,060	1,067
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	7,370	7,503
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	8,360	8,594
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/49	5,000	5,345
[4]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,352
81

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,407
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,865	5,607
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	14,995	14,648
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	19,500	18,940
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/40	10,250	11,472
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/41	9,975	11,089
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	8,015	8,862
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/43	15,000	16,516
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/48	20,000	21,615
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	2,180	2,226
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	376
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	520	543
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	715	745
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	580	603
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	650	676
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	415	431
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	490	509
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,024
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	1,690	1,763
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	125	130
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,218
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	180	187
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	495	512
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	525	544
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	15,445	15,898
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	872
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	567
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	13,995	14,238
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,591
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/51	5,000	5,084
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	8,002
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	675	669
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,270	1,836
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	14,695	10,940
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,675	1,676
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	55	55
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	170	170
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	500
[8]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	265	265
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,765	1,797
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,075	2,112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	15,715	15,996
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	475	483
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	280	285
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,018
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,232
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,150	2,235
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,465	1,523
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,985	3,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	835	868
[4]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,110	5,361
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,915	2,962
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	9,040	9,581
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	100	106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	675	710
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	255	263
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	535	551
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,550	1,597
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	30	32
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	4,945
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	500	524
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,792
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,255	1,290
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	12,715	13,500
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	4,440	3,716
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,005	2,117
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	780	792
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,574
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,904
82

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	260	265
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,065	5,190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,040	5,306
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	545	553
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	365	373
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,265	7,630
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,000	3,357
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	25,870	19,034
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	1,135	1,052
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	650	657
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,170	1,171
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	272
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	720	755
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,000	5,603
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	12,135	8,529
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,645	7,767
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,710	3,884
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,880	8,538
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,617
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,065	5,005
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,310	4,367
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,000	4,024
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	5,000	5,647
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	12,121
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	20,215	20,476
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	780	790
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	520	531
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,775	1,575
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	6,190	6,162
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/36	15,050	16,644
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	820	724
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	625	625
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	1,440	1,448
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	5,705	5,815
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	5,000	5,500
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	6,570	6,502
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	695	690
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	607
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	3,355	3,357
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,115	5,378
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,000	5,457
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	890	435
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	2,290	2,284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	7,570	7,608
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	350	297
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	620	597
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	3,000	3,243
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	21,040	20,107
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,010	949
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	445	420
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,550	4,774
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	15,000	14,465
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,940	2,837
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	3,585	3,587
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	805	745
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,921
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	23,375	24,020
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	9,470	9,507
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,000	1,028
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,040	1,087
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/46	405	294
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	7,739
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,180	3,961
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	861
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,800	5,518
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	5,263
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,927
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	253
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	156
83

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,768
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	3,200	3,550
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	6,180
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,000	9,507
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	45	42
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,000	5,731
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	8,405	8,720
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	11,776
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	16,000	15,181
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,414
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	5,125	5,540
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,550	4,306
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	10,000	9,464
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,115	2,191
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,549
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	11,963
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,525	4,662
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	9,100	9,142
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	14,150	14,814
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	3,640	3,662
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,735
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,610	1,627
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,935	5,066
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	9,330	10,034
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,215	2,216
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/37	1,000	1,009
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	5,470	5,422
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	300	297
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	15,025	14,410
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	7,500	8,055
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,146
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/30	485	549
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	1,030	1,172
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/32	720	770
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/32	515	585
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/33	695	740
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/33	390	441
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/34	350	394
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,540	3,732
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/35	310	348
	Nassau County NY GO	5.000%	10/1/27	980	1,045
	Nassau County NY GO	4.000%	4/1/43	85	84
	Nassau County NY GO	4.125%	4/1/47	2,900	2,854
[4]	Nassau County NY GO	5.000%	7/1/49	8,000	8,287
	Nassau County NY GO	4.250%	4/1/52	3,000	2,999
	Nassau County NY GO	4.000%	4/1/53	5,000	4,834
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,704
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,620	1,582
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	610	596
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/33	2,000	1,914
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	3,000	2,683
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/38	1,925	1,423
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	25	21
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	30	24
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	3,875	4,184
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,145	2,342
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,770	2,863
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	460
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,245	967
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	707
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,100	6,241
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,140	5,305
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,423
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,610	3,588
84

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	11,640	8,551
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	3,500	2,386
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	99
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.900%	11/1/24	7,820	7,820
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.900%	11/1/24	5,465	5,465
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,485	1,502
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	15	15
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	7,620	7,633
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	4,060	4,202
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	3,305	3,311
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,250	2,254
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	515	515
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	370	392
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	6,690	6,834
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	10,600	10,828
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	2,675	2,707
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,635	1,670
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	530	562
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,815	1,854
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	4,725	4,778
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	475	501
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	3,655	3,815
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	440	476
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	565	590
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	220	238
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	1,945	1,967
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	14,120	14,278
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	1,345	1,418
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	410	451
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	230	245
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	80	81
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	140	149
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	280	285
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	4,040	4,447
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	530	591
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,125	1,146
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	830	925
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	2,500	2,690
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	285	318
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	715	752
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	705	786
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	170	189
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	340	343
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,710	1,727
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,575	1,775
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	2,190	2,468
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	690	778
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	225	227
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	635	667
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	65	73
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	7,075	7,218
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	6,635	6,753
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	525	572
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	2,510	2,658
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	5,455	6,125
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	990	1,103
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	415	462
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	450	472
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	120	137
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	1,410	1,429
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,250	1,349
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	450	504
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	45	52
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	25	26
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	2,060	2,096
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	4,865	5,570
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	305	345
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,635	1,891
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	3,665	3,728
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,130	2,379
85

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	120	139
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	190	216
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	330	355
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	6,750	7,845
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/36	8,670	8,173
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/36	220	223
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	2,085	2,171
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,510	3,569
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,360	3,625
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	5,580	6,498
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	20,815	23,661
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	8,310	9,677
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	7,020	7,364
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	470	429
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/37	300	292
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	150	151
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	130	131
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10,255	10,355
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	898
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,452
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	750	780
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	135	142
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	4,485	4,699
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	21,020	21,874
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/38	240	233
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,855	5,044
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,060	1,113
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	45	48
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	3,650	3,658
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,960	21,135
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	4,905	4,946
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	15,345	15,473
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,650	1,675
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,385	2,497
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	515	519
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	4,475	5,014
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	245	211
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/40	805	776
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	5,395	5,395
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	1,935	1,935
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,470	1,492
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,148
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,760	6,016
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,945	4,196
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	7,800	8,139
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,810	7,108
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	9,001
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,670	2,656
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,040	2,046
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	8,796
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,850	7,785
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,195	6,175
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,625	9,569
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,835	5,801
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	10,755	10,720
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	9,030	8,929
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	20,990	17,204
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/44	10,520	10,054
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,410	2,581
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	55	58
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	1,055	1,149
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/45	285	258
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	1,000	956
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	19,680	19,339
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	1,075	1,108
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	14,620	15,167
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	1,555	1,666
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/46	3,485	2,784
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	20,055	19,253
86

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	250	235
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	6,000	5,926
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	10,770
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	4,100	4,221
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	5,810	6,251
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	2,000	2,173
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,517
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,160	5,665
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/47	335	300
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	1,130	1,070
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	35	33
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	45	43
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	9,110	8,972
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	8,107
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	10,080	10,384
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	5,625	6,011
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	830
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	15,000	16,481
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,265	9,996
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	3,585	3,242
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,910	1,817
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	24,005	24,678
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	2,575	2,698
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	22,620	23,389
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	3,000	3,236
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/49	20	16
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,850	11,244
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	5,035
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,040	10,589
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	10,540	10,078
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	18,875	19,554
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,055	3,193
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,100	5,348
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	4,000	4,306
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	970	766
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	105	83
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	150	118
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	1,950	1,891
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	10,560	10,256
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	40	39
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	9,220	8,941
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	10,955	11,458
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	230	241
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	5,560	5,836
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	25	20
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,375	2,303
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	17,140	18,430
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	13,710	13,266
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	3,435	3,629
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	13,040	14,139
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	4,865	5,314
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	13,665	15,038
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/54	5,000	4,818
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	16,900	18,447
New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	11/1/24	7,715	7,715
New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	11/1/24	15,100	15,100
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	6,420	6,492
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	265	268
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,010	2,032
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	280	284
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	1,000	1,037
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	350	363
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	2,025	2,146
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	145	154
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,890	5,166
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	390	422
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	6,085	6,577
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,635	4,892
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	635	679
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	885	896
87

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	3,525	3,755
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	175	195
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	1,325	1,395
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	125	131
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,150	1,222
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	155	176
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	125	126
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	4,195	4,400
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	145	163
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	3,285	3,483
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	1,660	1,678
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	3,320	3,514
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	270	303
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	230	262
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,245
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	5,535	5,845
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	55	62
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	1,050	1,061
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,555	2,668
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	28,340	29,896
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,895	2,919
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	75	77
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	6,600	6,956
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	635	648
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,360	3,538
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,585	5,608
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	50	44
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	15,530	15,660
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	605
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	16,200	12,608
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,905	1,931
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	30	32
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	1,090	1,178
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	20	22
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	1,330	1,422
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	180	192
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	155	158
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	1,390	1,395
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	2,395	2,552
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	335	357
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	415	424
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	800	850
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	400	401
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/32	730	716
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	420	445
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	2,080	2,206
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	850	900
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,379
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	50	53
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,726
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	194
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,280	2,427
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	165	166
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	1,015	1,020
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	251
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/36	175	186
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,385	5,415
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,515	6,635
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	345	346
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	4,600	4,471
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	10,035	10,059
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	2,780	2,663
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,625	4,811
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,795	2,907
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	7,010	7,025
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	17,390	17,594
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/45	10,060	9,592
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,918
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,835	1,616
88

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	835
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,255	1,255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,185	1,185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,575	1,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,180	2,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,005	1,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,080	1,101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	10,855	11,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,600	2,651
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,985	3,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,990	2,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	795	829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	19,615	20,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,665	2,780
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,875	1,912
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,280	1,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	16,270	16,973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,460	1,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	695	708
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	860	904
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,025	1,091
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,655	4,954
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,135	10,786
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	7,185	7,647
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,315	4,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,530	2,693
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,050	6,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,615	3,897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	790	852
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	175	177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,475	1,541
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	2,455	2,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,545	1,673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,595	7,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	3,820	4,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	930	1,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	120	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,125	1,149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	390	398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,825	1,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	210	213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,500	1,642
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	6,680	7,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,394
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,100	1,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,155	4,568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,535	3,886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	105	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,405	3,743
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,780	1,847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	4,185	4,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,955	1,994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	535	557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	220	218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	6,700	6,896
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,465	1,533
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	355	351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5,825	6,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	290	323
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	295	328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	3,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,050	3,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	170	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	85	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	860	876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,415	5,611
89

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	265	270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,185	2,203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,585	1,649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,050	2,074
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,625	1,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,005	1,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	180	202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,850	2,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	235	260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,960	3,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	205	212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	3,005	3,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,560	2,618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	3,335	3,528
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	295	326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,080	2,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	5,485	5,547
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,845	3,903
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,520	1,676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,470	5,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	1,405	1,386
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/33	695	699
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	1,025	1,061
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,195	1,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,370	1,400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,495	1,578
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,275	1,404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	6,085	6,245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	7,480	7,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	280	310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	16,085	17,921
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,770	9,641
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,100	14,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	4,940	5,609
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,450	2,501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	715	753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	1,760	1,931
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	180	197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,491
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	1,025	1,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	310	323
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	205	216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,905	3,217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,290	2,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,430	1,451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,165	1,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,020	5,674
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	375	399
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,060	1,161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/35	1,350	1,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	160	163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	560	613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	2,380	2,443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	11,485	11,905
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,795	1,909
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,990	2,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	5,360	6,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/35	110	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	205	206
90

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,000	3,161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	275	302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	380	384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,215	5,345
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	115	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	1,190	1,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	150	159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,180	2,330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	2,035	2,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	6,505	6,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	3,470	3,481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	728
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	340	371
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	205	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,585	1,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,595	3,677
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,715	3,848
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,655
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	125	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,610	3,791
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,380	8,465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,660	2,766
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	135	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	6,035	6,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	5,290	5,359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	110	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	9,155	9,943
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,670	1,887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,825	1,696
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,155	3,253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,030	1,131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	470	516
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,080	1,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	3,925	4,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,130	3,189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	60	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,015	3,262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	365	406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,675
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/37	3,755	3,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	250	228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,490	3,523
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,950	3,992
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,065	5,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	10,807
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	4,590	5,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,750	1,965
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/38	1,755	1,593
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,415	1,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,700	2,753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,965	1,993
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,100	5,253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,900	3,963
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	8,465	8,964
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,315	2,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	70	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/38	465	454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,615	2,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,280	1,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,777
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,800	4,783
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,460	10,847
91

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	665	675
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,715	2,730
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,827
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,360	3,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,000	5,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/39	1,160	1,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,415	2,629
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	410	414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,497
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	1,625	1,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,885	3,047
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	185	193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	625	612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	1,590	1,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	11,937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	3,000	3,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,915	5,091
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,530	10,428
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	300	265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	6,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,842
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	620	621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	4,915	5,493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,460	4,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	9,300	10,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	15,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,460	1,603
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	3,760	3,273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/40	50	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	8,765	9,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	5,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	9,655	9,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,265	1,269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	3,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	5,030	5,601
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/41	10,000	9,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	13,160	13,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	30	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,000	7,565
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	85	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,951
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,732
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	2,997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,650	1,803
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	2,125	2,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	10,330	10,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,505	10,321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,702
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	3,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	275	301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/41	4,000	4,435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/42	270	241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	155	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	5,790	6,230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	255	245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	18,050	17,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	4,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,840	2,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,050	892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,652
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,785	3,064
92

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	10,000	9,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	150	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	805	800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	2,010	2,059
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	10,990	11,785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/43	420	370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	55	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,970	1,956
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	360	370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,705	1,847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/43	4,075	3,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	4,500	4,846
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	7,575	7,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	6,000	5,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	9,845	9,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	130	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	130	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,225	2,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,460	2,428
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	125	122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,335	1,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/44	150	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	3,000	3,217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	7,800	7,697
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	8,635	9,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	3,305	2,689
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	25,115	24,661
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	3,840	3,771
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,085	6,256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,300	4,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	1,160	1,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,085	3,279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,450	2,623
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,653
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	3,000	3,201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	13,105	13,878
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	11,565	12,247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/47	5,195	5,650
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	10,000	9,773
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	7,540	8,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	10,575	8,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	120	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,430	11,143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	11,400	12,349
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	7,734
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/51	2,015	1,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,620	5,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	6,500	6,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	13,765	14,534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	2,070	2,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/25	2,375	2,410
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	205	206
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	2,390	2,399
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	100
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	11,165	11,195
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	2,070	2,110
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/26	5	5
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/26	11,790	12,300
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	11,000	11,584
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	7,000	7,372
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/27	425	450
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	4,910	5,226
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	5,000	5,321
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	13,530	14,522
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	4,925	5,332
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	6,360	6,886
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	4,000	4,399
93

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	4,000	4,397
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	4,500	4,979
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,360	2,611
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	4,900	5,451
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	1,920	2,158
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	1,700	1,919
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	7,000	7,903
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	5,000	5,712
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	24,920	28,468
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,418
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,418
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	4,000	4,573
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,387
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,387
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	4,000	4,531
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	4,390	4,999
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	3,000	3,375
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	1,000	1,125
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	11,000	12,479
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	1,025	1,145
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	2,000	2,234
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	15,000	16,838
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	4,480	5,020
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	10,890	12,262
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	1,540	1,719
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	12,000	13,475
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	7,270	8,111
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/39	2,940	3,262
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,000	1,107
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	5,000	5,584
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	26,280	29,351
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	2,000	2,206
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	4,020	4,454
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,000	2,195
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	5,500	6,085
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	3,000	3,319
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	2,035	2,327
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	12,670	13,960
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/42	2,635	2,881
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	2,000	2,183
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,000	1,140
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	2,215	2,412
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	2,000	2,174
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/43	11,140	12,448
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	1,000	1,129
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	3,000	3,384
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	13,000	14,076
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	10,000	10,863
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/45	13,500	14,966
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	18,000	19,453
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	17,000	18,372
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	6,500	6,983
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	27,325	29,442
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/48	5,000	5,346
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	7,565	8,292
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	11,900	13,093
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/49	10,000	10,931
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	13,190	14,160
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	6,500	6,978
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	3,750	4,079
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	3,260	3,546
New York City Transitional Finance Authority Income Tax Revenue	4.000%	5/1/51	5,000	4,857
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/51	12,500	13,638
New York City Transitional Finance Authority Income Tax Revenue	4.125%	5/1/52	8,500	8,358
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/52	7,040	7,884
New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	3,290	3,578
New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	2,500	2,522
New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	4,500	4,436
New York City Transitional Finance Authority Income Tax Revenue	4.250%	5/1/54	16,000	15,735
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/25	210	214
94

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/26	20	21
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	575	611
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,566
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	525	568
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	10	11
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	2,925	1,966
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	428
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	822
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	263
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	324
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	146
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	95
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,902
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	12,525	4,296
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	1,151
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	575	481
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	535	522
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	160	123
	New York NY GO	5.000%	8/1/25	1,535	1,556
	New York NY GO	5.000%	8/1/25	2,285	2,316
	New York NY GO	5.000%	8/1/25	775	778
	New York NY GO	5.000%	8/1/25	7,485	7,587
	New York NY GO	5.000%	8/1/25	11,575	11,733
	New York NY GO	5.000%	8/1/25	2,455	2,488
	New York NY GO	5.000%	8/1/25	6,805	6,898
	New York NY GO	5.000%	8/1/25	1,780	1,804
	New York NY GO	5.000%	8/1/25	1,430	1,449
	New York NY GO	5.000%	8/1/25	2,030	2,058
	New York NY GO	5.000%	8/1/25	4,075	4,130
	New York NY GO	5.000%	8/1/25	5,425	5,499
	New York NY GO	5.000%	8/1/25	3,155	3,198
	New York NY GO	5.000%	8/1/25	2,940	2,980
	New York NY GO	5.000%	8/1/25	325	329
	New York NY GO	5.000%	9/1/25	2,600	2,640
	New York NY GO	5.000%	3/1/26	3,400	3,490
	New York NY GO	5.000%	8/1/26	2,115	2,162
	New York NY GO	5.000%	8/1/26	5,545	5,620
	New York NY GO	5.000%	8/1/26	705	730
	New York NY GO	5.000%	8/1/26	9,935	10,294
	New York NY GO	5.000%	8/1/26	4,095	4,243
	New York NY GO	5.000%	8/1/26	11,290	11,295
	New York NY GO	5.000%	8/1/26	930	964
	New York NY GO	5.000%	8/1/26	910	943
	New York NY GO	5.000%	8/1/26	17,715	18,356
	New York NY GO	5.000%	8/1/26	3,305	3,425
	New York NY GO	5.000%	8/1/26	1,130	1,171
	New York NY GO	5.000%	8/1/26	5	5
	New York NY GO	5.000%	3/1/27	135	142
	New York NY GO	5.000%	8/1/27	7,235	7,411
	New York NY GO	5.000%	8/1/27	10,845	10,979
	New York NY GO	5.000%	8/1/27	1,620	1,627
	New York NY GO	5.000%	8/1/27	4,355	4,510
	New York NY GO	5.000%	8/1/27	3,560	3,768
	New York NY GO	5.000%	8/1/27	195	195
	New York NY GO	5.000%	8/1/27	1,330	1,408
	New York NY GO	5.000%	8/1/27	6,300	6,603
	New York NY GO	5.000%	8/1/27	4,835	5,118
	New York NY GO	5.000%	8/1/27	1,840	1,948
	New York NY GO	5.000%	8/1/27	6,340	6,711
	New York NY GO	5.000%	8/1/27	1,310	1,387
	New York NY GO	5.000%	8/1/27	3,770	3,990
	New York NY GO	5.000%	8/1/27	315	333
	New York NY GO	5.000%	8/1/27	9,305	9,849
	New York NY GO	5.000%	9/1/27	175	186
	New York NY GO	5.000%	8/1/28	270	273
	New York NY GO	5.000%	8/1/28	1,155	1,160
	New York NY GO	5.000%	8/1/28	185	192
	New York NY GO	5.000%	8/1/28	12,750	13,304
	New York NY GO	5.000%	8/1/28	4,665	4,912
	New York NY GO	5.000%	8/1/28	1,800	1,924
95

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/28	6,105	6,577
New York NY GO	5.000%	8/1/28	5,655	5,793
New York NY GO	5.000%	8/1/28	18,275	19,688
New York NY GO	5.000%	8/1/28	14,125	15,217
New York NY GO	5.000%	8/1/28	1,090	1,174
New York NY GO	5.000%	8/1/28	155	167
New York NY GO	5.000%	8/1/28	1,000	1,077
New York NY GO	5.000%	8/1/28	5,785	6,232
New York NY GO	5.000%	8/1/28	1,555	1,675
New York NY GO	5.000%	9/1/28	40	43
New York NY GO	5.000%	10/1/28	50	54
New York NY GO	5.000%	8/1/29	2,060	2,068
New York NY GO	5.000%	8/1/29	6,495	6,724
New York NY GO	5.000%	8/1/29	195	205
New York NY GO	5.000%	8/1/29	50	51
New York NY GO	5.000%	8/1/29	2,375	2,535
New York NY GO	5.000%	8/1/29	15,420	16,856
New York NY GO	5.000%	8/1/29	1,000	1,093
New York NY GO	5.000%	8/1/29	11,610	12,691
New York NY GO	5.000%	8/1/29	1,975	2,159
New York NY GO	5.000%	8/1/29	1,000	1,093
New York NY GO	5.000%	8/1/29	95	104
New York NY GO	5.000%	9/1/29	2,110	2,310
New York NY GO	5.000%	9/1/29	5,020	5,495
New York NY GO	5.000%	10/1/29	185	203
New York NY GO	5.000%	4/1/30	1,000	1,102
New York NY GO	5.000%	8/1/30	350	358
New York NY GO	5.000%	8/1/30	2,230	2,305
New York NY GO	5.000%	8/1/30	3,585	3,706
New York NY GO	5.000%	8/1/30	1,835	1,949
New York NY GO	5.000%	8/1/30	2,320	2,567
New York NY GO	5.000%	8/1/30	9,465	10,471
New York NY GO	5.000%	8/1/30	14,000	15,488
New York NY GO	5.000%	8/1/30	4,070	4,502
New York NY GO	5.000%	8/1/30	8,725	9,652
New York NY GO	5.000%	8/1/30	1,975	2,185
New York NY GO	5.000%	8/1/30	4,590	5,078
New York NY GO	5.000%	8/1/30	520	575
New York NY GO	5.000%	8/1/30	21,455	23,735
New York NY GO	5.000%	9/1/30	5,000	5,536
New York NY GO	5.000%	10/1/30	3,000	3,270
New York NY GO	5.250%	10/1/30	1,360	1,440
New York NY GO	5.000%	12/1/30	595	619
New York NY GO	5.000%	3/1/31	2,000	2,224
New York NY GO	4.000%	8/1/31	5,000	5,059
New York NY GO	5.000%	8/1/31	5,515	5,635
New York NY GO	5.000%	8/1/31	85	85
New York NY GO	5.000%	8/1/31	1,050	1,111
New York NY GO	5.000%	8/1/31	13,420	14,800
New York NY GO	5.000%	8/1/31	5,025	5,614
New York NY GO	5.000%	8/1/31	1,235	1,362
New York NY GO	5.000%	8/1/31	250	269
New York NY GO	5.000%	8/1/31	1,145	1,279
New York NY GO	5.000%	8/1/31	8,765	9,793
New York NY GO	5.000%	9/1/31	3,000	3,355
New York NY GO	5.000%	10/1/31	60	65
New York NY GO	5.000%	10/1/31	3,000	3,358
New York NY GO	5.250%	10/1/31	8,065	8,532
New York NY GO	5.000%	12/1/31	220	229
New York NY GO	5.000%	4/1/32	215	239
New York NY GO	5.000%	5/1/32	35	39
New York NY GO	4.000%	8/1/32	610	616
New York NY GO	5.000%	8/1/32	140	140
New York NY GO	5.000%	8/1/32	1,185	1,272
New York NY GO	5.000%	8/1/32	65	69
New York NY GO	5.000%	8/1/32	170	170
New York NY GO	5.000%	8/1/32	2,320	2,616
New York NY GO	5.000%	8/1/32	5,000	5,638
New York NY GO	5.000%	8/1/32	90	100
New York NY GO	5.000%	8/1/32	190	214
96

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/32	14,000	15,788
New York NY GO	5.000%	10/1/32	235	255
New York NY GO	5.000%	10/1/32	25	28
New York NY GO	5.250%	10/1/32	20	21
New York NY GO	5.000%	12/1/32	45	47
New York NY GO	3.250%	3/1/33	85	84
New York NY GO	5.000%	3/1/33	4,750	5,382
New York NY GO	5.000%	4/1/33	2,040	2,157
New York NY GO	5.000%	4/1/33	255	282
New York NY GO	5.000%	4/1/33	5,140	5,828
New York NY GO	3.500%	6/1/33	435	429
New York NY GO	4.000%	8/1/33	90	91
New York NY GO	5.000%	8/1/33	1,000	1,003
New York NY GO	5.000%	8/1/33	1,525	1,569
New York NY GO	5.000%	8/1/33	260	278
New York NY GO	5.000%	8/1/33	1,500	1,644
New York NY GO	5.000%	8/1/33	1,175	1,288
New York NY GO	5.000%	8/1/33	8,825	9,674
New York NY GO	5.000%	8/1/33	1,105	1,228
New York NY GO	5.000%	8/1/33	12,875	14,638
New York NY GO	5.000%	10/1/33	1,555	1,679
New York NY GO	5.250%	10/1/33	250	264
New York NY GO	5.000%	12/1/33	2,385	2,468
New York NY GO	5.000%	12/1/33	985	1,050
New York NY GO	5.250%	3/1/34	2,510	2,669
New York NY GO	5.000%	4/1/34	1,275	1,345
New York NY GO	5.000%	4/1/34	10	11
New York NY GO	5.000%	4/1/34	5,000	5,709
New York NY GO	5.000%	5/1/34	520	581
New York NY GO	3.000%	8/1/34	525	491
New York NY GO	4.000%	8/1/34	125	127
New York NY GO	4.000%	8/1/34	500	515
New York NY GO	4.000%	8/1/34	75	78
New York NY GO	4.000%	8/1/34	145	146
New York NY GO	5.000%	8/1/34	2,145	2,289
New York NY GO	5.000%	8/1/34	2,090	2,282
New York NY GO	5.000%	8/1/34	5,045	5,720
New York NY GO	5.000%	8/1/34	475	539
New York NY GO	5.000%	8/1/34	95	104
New York NY GO	5.000%	8/1/34	4,975	5,693
New York NY GO	5.000%	9/1/34	85	95
New York NY GO	3.000%	10/1/34	520	487
New York NY GO	5.000%	10/1/34	2,675	2,880
New York NY GO	5.000%	10/1/34	120	135
New York NY GO	5.000%	12/1/34	100	103
New York NY GO	3.000%	3/1/35	2,105	1,951
New York NY GO	5.000%	3/1/35	5,000	5,672
New York NY GO	5.250%	3/1/35	6,000	6,371
New York NY GO	5.000%	4/1/35	2,355	2,481
New York NY GO	5.000%	4/1/35	2,115	2,374
New York NY GO	5.000%	4/1/35	1,650	1,809
New York NY GO	5.000%	4/1/35	5,000	5,675
New York NY GO	5.000%	5/1/35	2,640	2,932
New York NY GO	5.000%	6/1/35	5,000	5,038
New York NY GO	4.000%	8/1/35	195	196
New York NY GO	4.000%	8/1/35	25	25
New York NY GO	5.000%	8/1/35	1,700	1,847
New York NY GO	5.000%	8/1/35	430	461
New York NY GO	5.000%	8/1/35	7,360	8,373
New York NY GO	5.000%	9/1/35	490	546
New York NY GO	4.000%	10/1/35	165	168
New York NY GO	5.000%	10/1/35	1,055	1,100
New York NY GO	5.000%	10/1/35	310	345
New York NY GO	5.000%	12/1/35	1,145	1,181
New York NY GO	5.000%	12/1/35	170	181
New York NY GO	4.000%	3/1/36	45	46
New York NY GO	4.000%	3/1/36	95	96
New York NY GO	5.000%	3/1/36	1,585	1,729
New York NY GO	5.000%	3/1/36	7,000	7,893
New York NY GO	5.000%	4/1/36	10	11
97

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	4/1/36	1,025	1,144
New York NY GO	5.000%	4/1/36	5,050	5,698
New York NY GO	5.000%	6/1/36	400	403
New York NY GO	3.000%	8/1/36	2,075	1,895
New York NY GO	4.000%	8/1/36	170	171
New York NY GO	4.000%	8/1/36	80	82
New York NY GO	5.000%	8/1/36	1,575	1,763
New York NY GO	5.000%	8/1/36	375	406
New York NY GO	5.000%	8/1/36	7,500	8,480
New York NY GO	5.000%	9/1/36	100	111
New York NY GO	5.000%	10/1/36	35	39
New York NY GO	4.000%	12/1/36	25	25
New York NY GO	5.000%	12/1/36	155	164
New York NY GO	5.000%	3/1/37	1,900	2,042
New York NY GO	5.000%	3/1/37	110	120
New York NY GO	5.000%	4/1/37	30	32
New York NY GO	5.000%	4/1/37	1,730	1,924
New York NY GO	5.000%	5/1/37	575	633
New York NY GO	3.750%	6/1/37	300	290
New York NY GO	4.000%	8/1/37	1,690	1,712
New York NY GO	4.000%	8/1/37	3,115	3,180
New York NY GO	5.000%	8/1/37	1,000	1,024
New York NY GO	5.000%	8/1/37	1,580	1,761
New York NY GO	5.000%	8/1/37	1,500	1,672
New York NY GO	5.000%	9/1/37	105	116
New York NY GO	4.000%	10/1/37	25	25
New York NY GO	5.000%	10/1/37	1,365	1,420
New York NY GO	5.000%	10/1/37	1,385	1,530
New York NY GO	5.000%	12/1/37	140	148
New York NY GO	5.000%	12/1/37	6,500	6,692
New York NY GO	3.500%	3/1/38	805	754
New York NY GO	5.000%	3/1/38	70	75
New York NY GO	3.375%	4/1/38	265	252
New York NY GO	5.000%	4/1/38	3,000	3,328
New York NY GO	4.000%	8/1/38	3,625	3,657
New York NY GO	4.000%	8/1/38	2,240	2,281
New York NY GO	5.000%	8/1/38	7,075	7,239
New York NY GO	5.000%	8/1/38	175	189
New York NY GO	5.000%	8/1/38	1,795	1,996
New York NY GO	5.000%	8/1/38	2,140	2,379
New York NY GO	5.000%	9/1/38	5	6
New York NY GO	5.000%	9/1/38	8,330	9,356
New York NY GO	5.000%	10/1/38	4,005	4,162
New York NY GO	5.000%	10/1/38	45	48
New York NY GO	5.250%	10/1/38	60	67
New York NY GO	5.000%	12/1/38	1,000	1,029
New York NY GO	5.000%	12/1/38	5,075	5,356
New York NY GO	5.000%	3/1/39	55	59
New York NY GO	5.000%	3/1/39	3,395	3,783
New York NY GO	5.000%	4/1/39	2,000	2,209
New York NY GO	5.250%	5/1/39	4,455	4,953
New York NY GO	4.000%	8/1/39	705	712
New York NY GO	4.000%	8/1/39	4,000	4,045
New York NY GO	4.000%	8/1/39	90	90
New York NY GO	5.000%	8/1/39	4,095	4,349
New York NY GO	5.000%	10/1/39	1,250	1,297
New York NY GO	5.250%	10/1/39	1,020	1,140
New York NY GO	5.000%	12/1/39	90	95
New York NY GO	5.000%	3/1/40	35	37
New York NY GO	5.000%	4/1/40	2,100	2,308
New York NY GO	4.250%	5/1/40	11,500	11,778
New York NY GO	5.250%	5/1/40	4,500	4,979
New York NY GO	4.000%	8/1/40	4,230	4,217
New York NY GO	4.000%	8/1/40	30	30
New York NY GO	5.000%	8/1/40	2,345	2,585
New York NY GO	5.000%	9/1/40	5,200	5,786
New York NY GO	4.000%	10/1/40	6,545	6,525
New York NY GO	4.000%	10/1/40	655	649
New York NY GO	5.250%	10/1/40	15	17
New York NY GO	5.000%	12/1/40	2,660	2,794
98

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	3.000%	3/1/41	75	63
New York NY GO	5.000%	4/1/41	3,645	3,983
New York NY GO	5.250%	5/1/41	2,450	2,699
New York NY GO	4.000%	8/1/41	2,505	2,506
New York NY GO	4.000%	8/1/41	4,545	4,548
New York NY GO	5.000%	8/1/41	45	49
New York NY GO	5.000%	8/1/41	4,750	5,013
New York NY GO	5.000%	9/1/41	115	125
New York NY GO	5.000%	9/1/41	9,200	10,171
New York NY GO	3.000%	10/1/41	5,110	4,292
New York NY GO	4.000%	10/1/41	7,930	7,797
New York NY GO	5.250%	10/1/41	4,000	4,425
New York NY GO	4.000%	12/1/41	1,180	1,167
New York NY GO	5.000%	12/1/41	1,840	1,885
New York NY GO	4.000%	3/1/42	3,695	3,675
New York NY GO	4.000%	3/1/42	25	25
New York NY GO	5.000%	3/1/42	40	43
New York NY GO	5.250%	5/1/42	110	121
New York NY GO	4.000%	8/1/42	9,160	8,995
New York NY GO	4.000%	8/1/42	5,195	5,166
New York NY GO	5.000%	8/1/42	3,480	3,793
New York NY GO	5.000%	9/1/42	1,480	1,601
New York NY GO	3.250%	10/1/42	1,405	1,221
New York NY GO	5.000%	10/1/42	3,000	3,164
New York NY GO	5.250%	10/1/42	11,450	12,614
New York NY GO	4.000%	12/1/42	1,365	1,340
New York NY GO	3.500%	3/1/43	315	287
New York NY GO	5.000%	3/1/43	260	274
New York NY GO	5.000%	3/1/43	5,000	5,453
New York NY GO	5.000%	4/1/43	19,660	20,411
New York NY GO	5.250%	4/1/43	2,610	2,875
New York NY GO	5.000%	8/1/43	2,695	2,855
New York NY GO	5.000%	8/1/43	4,305	4,674
New York NY GO	5.000%	9/1/43	3,350	3,667
New York NY GO	5.000%	10/1/43	5,000	5,261
New York NY GO	4.000%	12/1/43	1,195	1,149
New York NY GO	4.000%	12/1/43	4,000	3,897
New York NY GO	4.000%	3/1/44	1,010	992
New York NY GO	5.000%	4/1/44	2,500	2,717
New York NY GO	5.250%	4/1/44	45	49
New York NY GO	4.000%	8/1/44	7,460	7,224
New York NY GO	5.000%	8/1/44	1,000	1,082
New York NY GO	5.000%	9/1/44	18,365	20,020
New York NY GO	3.000%	10/1/44	900	725
New York NY GO	5.000%	12/1/44	13,515	14,103
New York NY GO	3.000%	3/1/45	50	40
New York NY GO	3.625%	3/1/45	225	203
New York NY GO	5.000%	3/1/45	5,000	5,411
New York NY GO	5.500%	5/1/45	1,435	1,585
New York NY GO	3.000%	8/1/45	750	597
New York NY GO	4.000%	3/1/46	6,000	5,854
New York NY GO	3.500%	4/1/46	2,740	2,403
New York NY GO	5.500%	5/1/46	2,000	2,203
New York NY GO	5.250%	4/1/47	6,500	7,075
New York NY GO	5.250%	4/1/47	2,115	2,320
New York NY GO	5.000%	8/1/47	19,870	21,009
New York NY GO	5.000%	8/1/47	2,160	2,315
New York NY GO	5.000%	9/1/47	11,855	12,789
New York NY GO	5.250%	10/1/47	3,855	4,179
New York NY GO	5.500%	4/1/48	7,500	8,373
New York NY GO	5.000%	9/1/48	18,125	19,503
New York NY GO	5.250%	3/1/49	6,000	6,545
New York NY GO	5.500%	4/1/49	5,000	5,571
New York NY GO	4.500%	5/1/49	10,050	10,203
New York NY GO	4.000%	3/1/50	18,750	18,119
New York NY GO	5.000%	3/1/50	1,675	1,759
New York NY GO	5.000%	4/1/50	2,500	2,679
New York NY GO	3.000%	8/1/50	25	19
New York NY GO	5.250%	9/1/50	5,000	5,471
New York NY GO	3.000%	3/1/51	1,970	1,485
99

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York NY GO	3.000%	3/1/51	3,165	2,399
	New York NY GO	5.000%	8/1/51	14,260	15,200
	New York NY GO	4.000%	9/1/52	8,500	8,164
	New York NY GO	5.250%	3/1/53	18,010	19,599
	New York NY GO	4.125%	8/1/53	1,820	1,776
	New York NY GO	4.125%	3/1/54	9,000	8,767
	New York NY GO	5.250%	4/1/54	12,965	14,109
[5]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,019
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	9,950	9,813
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	6,710	6,523
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	6,189
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	925	989
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,400	1,524
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/47	5,000	4,909
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	2,600	2,809
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/53	4,450	4,776
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/58	5,000	5,399
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,400	5,158
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	3,025	3,257
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	795
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/27	270	289
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	220	234
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/28	560	610
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	245	276
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	590	608
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	100	114
[8]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	85	94
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/31	4,000	4,564
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,020	2,118
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/32	50	58
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	325	335
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	3,295	3,335
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	185	194
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	80	87
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/33	40	47
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,255	1,270
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,720	1,800
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	115	124
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/34	85	99
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	870	878
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,640	2,671
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,335	1,345
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,810	7,372
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,265	2,332
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/36	4,000	4,660
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	638
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	12,385	13,088
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	4,896
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,955	2,007
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	45	41
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,864
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,180	1,893
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	865	849
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,334
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,300	1,374
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	3,069
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,320
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,535
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	2,100	2,114
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	2,130	2,469
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	481
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	191
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	6,000	6,935
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,750	6,493
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	5,992
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	6,250	6,454
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/49	1,750	1,863
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	30	28
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	8,675	9,042
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	5,040
100

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	5,475	5,772
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,355
New York State Dormitory Authority College & University Revenue	5.250%	7/1/54	1,930	2,041
New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	24,320	27,366
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,245	1,215
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	145	149
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,435
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	12,895	13,260
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,690	2,831
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,500	2,685
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	125	137
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,805	5,253
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,340	1,465
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,915	4,329
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	620	644
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	540	565
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,235	3,249
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,385	1,405
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,042
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	40	43
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	235	254
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	130	144
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	4,530	5,014
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	5,815	5,841
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,120	1,162
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,405	1,542
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,505	1,526
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,720	7,765
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,305	8,176
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,625	8,534
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	515	552
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	210	226
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	270	299
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,120	4,611
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,275	1,427
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,610	5,810
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,565
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	6,085	6,656
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,805	5,827
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,415	5,424
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	16,515	16,735
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	95	102
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	3,725	4,109
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,445	1,545
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,130	5,805
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,255	5,946
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,145	5,822
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	5,000	5,021
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,105	4,476
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	90	94
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,592
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	8,990	9,039
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,050	1,083
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	95	107
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,565	1,720
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,790	1,918
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	4,781
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,295	1,308
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	85	85
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,295	8,633
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	525	570
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	290	298
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	2,970	2,982
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	700	723
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	150	156
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	2,800	2,834
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	6,845	6,880
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	885	946
101

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	310	319
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	2,990	3,338
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	310	313
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	600	649
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	8,680	8,713
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	19,315	18,420
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,915	9,178
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	1,250	1,291
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,525	4,547
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	550	566
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	380	422
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	1,450	1,547
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	1,200	1,364
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	2,795	2,858
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	425	441
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,330	5,549
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	2,840	2,688
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	11,530	11,818
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	12,075	12,403
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	8,625	8,721
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,865	1,985
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	70	77
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,755	4,245
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	715	791
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/37	245	227
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,655	1,685
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	505	523
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	500	502
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	235	242
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/37	735	724
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	5,190	5,296
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	490	502
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	870	924
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	405	446
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	4,255	4,790
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/37	115	123
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,885	3,940
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,310	1,348
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	915	947
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,390	1,395
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	110	100
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	8,020	8,165
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	215	219
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,080	5,392
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	4,265	4,781
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	2,585	2,610
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,340	1,344
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,195	3,269
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	3,333
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	5,030	5,088
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	7,065	7,471
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	3,220	3,584
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/40	2,345	2,397
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	1,000	876
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	4,195	4,215
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	30	30
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	110	115
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	7,080	7,836
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,130	2,175
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	175	186
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	1,600	1,383
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	4,830	4,175
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,255
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,000	2,201
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,095	2,159
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	12,025	12,059
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,150	5,267
102

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,500	2,131
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,990	6,891
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	1,110	1,094
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	13,795	15,109
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	365	382
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,627
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,515	2,606
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	25	25
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	1,125	1,108
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	6,160	6,715
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	2,210	2,153
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	11,529
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	601
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	225	223
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	3,180	3,124
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	13,480	14,638
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	261
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/45	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,578
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	11,590	11,460
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	10,000	9,838
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	1,530	1,583
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/46	9,365	8,998
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	10,000	9,855
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	2,395	2,361
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	1,925	2,048
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	23,520	23,132
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,440	5,207
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,330	1,309
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	7,200	7,092
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,530	1,590
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,030	4,208
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	315	309
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,645	17,039
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/48	8,000	8,753
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,830	5,680
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	14,990	11,739
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	6,190	6,105
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	35	34
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/49	10,065	10,991
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	3,000	2,359
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,540	4,323
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	13,175	11,404
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/52	13,410	14,619
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/54	7,500	7,330
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	720	724
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	130	131
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	5,090	5,116
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,225	1,231
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,860	1,873
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,716
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	2,300	2,316
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	530	534
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	590	606
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,050	1,079
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	2,490	2,559
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	170	175
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	1,510	1,555
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	5	5
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	1,635	1,722
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	320	337
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	365	385
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	180	190
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,275	3,532
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	35	38
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	15	16
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/29	840	922
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/29	6,210	6,826
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/29	930	1,022
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	1,100	1,106
103

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	450	452
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	615	618
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	25	25
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	6,000	6,037
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	2,460	2,475
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	420	423
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	125	126
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	390	397
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	1,260	1,311
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	9,165	9,534
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	300	312
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	2,845	2,996
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	1,165	1,227
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/27	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	1,310	1,395
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10,630	11,322
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	25	25
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	5	5
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	2,450	2,550
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,150	2,291
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,100	1,137
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,700	1,788
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,550	6,128
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	10,090	10,576
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	1,500	1,420
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	110	117
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	2,450	2,763
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/32	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	1,500	1,404
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	240	254
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	125	130
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/34	15	17
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	4,500	5,059
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	6,620	7,412
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/36	3,025	3,402
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	4,700	5,243
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,825	2,028
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	1,950	2,165
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/39	3,000	3,326
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	3,000	3,309
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/41	3,000	3,290
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,215	2,195
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	3,000	3,205
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/37	1,120	1,230
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	515	524
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	2,100	2,137
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	1,020	1,062
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	2,885	3,003
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	90	94
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	100	103
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	115	123
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	705	751
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	25	26
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	1,900	2,063
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	2,300	2,379
104

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	2,900	3,202
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	3,340	3,451
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	4,145	4,624
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,690	1,746
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,730	1,922
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	2,395	2,473
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	195	215
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	3,010	3,431
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	3,670	4,075
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	425	466
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/35	1,800	1,966
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/35	3,500	3,874
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	5	5
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	1,015	1,120
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/37	360	391
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	6,000	6,400
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	2,475	2,639
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/34	1,635	1,729
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	3,095	3,183
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,220	1,334
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	12,330	13,647
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	1,070	1,198
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	400	444
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	6,900	7,636
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	2,580	2,669
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,235	2,463
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	1,580	1,733
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	1,675	1,831
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	1,515	1,547
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	6,030	6,126
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	1,505	1,520
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	8,250	8,285
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	730	721
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/29	685	753
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	65	74
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,690
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	125	134
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	660	683
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	5,105	5,176
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,580	2,662
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	330	343
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	830	885
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	150	162
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	575	614
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,208
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,925	3,015
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	310	322
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,025	2,152
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	400	426
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	400	429
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,695	3,742
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	745	792
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,525	3,738
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	4,370	4,500
105

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	270	289
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	3,525	3,570
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	10,815	11,130
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,290	6,712
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,035	1,096
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	340	352
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	625	663
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	7,975	8,072
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	12,060	12,405
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	885	915
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	740	781
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	655	697
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	8,405	8,890
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	545	560
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,008
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	4,690	4,978
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	830	876
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,392
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	55	57
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	9,004
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	200	210
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,400	2,540
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,030
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	11,025	11,566
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,100
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,515	6,879
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,147
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,450	1,520
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,995	2,084
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,485	1,560
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	7,291
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,878
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,204
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	600	624
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	16,135	16,753
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	940	963
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,055	5,240
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	195	203
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	9,500	9,848
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,535	4,476
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	15,000	15,354
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/45	15,000	14,729
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	20,141
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	15,965	15,539
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,000	3,875
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,980	4,832
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	12,890	12,466
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	1,280	1,324
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/53	28,710	30,811
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	1,630	1,641
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	280	282
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	2,840	2,859
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	315	324
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	345	355
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	25	26
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/28	90	97
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/28	20	22
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	970	976
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	2,290	2,305
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,960	1,995
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,160	1,181
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	2,030	2,066
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	3,485	3,543
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	4,715	4,799
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,630	2,742
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,070	2,158
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	1,425	1,483
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	410	433
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	590	622
106

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/28	1,880	2,027
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	95	103
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	1,905	1,928
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	155	164
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	345	386
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/31	420	476
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	55	63
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/33	2,050	2,050
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	2,660	2,775
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/38	140	129
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,500	3,139
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	4,305	4,393
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	7,925	8,199
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	310	299
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	3,015	3,119
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	2,485	2,435
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/53	3,445	3,709
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	6,500	7,192
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	351
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,900	3,910
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	5,400	5,526
	New York State Thruway Authority Highway Revenue	5.000%	1/1/27	5,300	5,558
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	8,105	8,125
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	3,250	3,473
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,345	1,348
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	375	409
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,690	1,694
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	85	94
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,250	3,258
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	125	132
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	3,680	3,689
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	680	717
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	4,475	4,701
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	2,750	3,160
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	2,525	2,543
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	195	199
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,244
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	9,000	10,304
	New York State Thruway Authority Highway Revenue	3.500%	1/1/37	370	360
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	115	116
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	120	122
	New York State Thruway Authority Highway Revenue	5.000%	1/1/37	7,000	7,981
	New York State Thruway Authority Highway Revenue	5.000%	1/1/38	1,505	1,710
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	365	368
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	100	100
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,575	4,546
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	180	180
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,230	1,246
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	2,000	2,202
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	3,000	3,288
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	5,000	4,892
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,210	4,062
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	781
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,950	1,972
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,710	5,509
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,860	5,652
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	7,825	5,976
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	2,500	2,403
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	230	174
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	9,765	9,361
	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,000	3,216
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,719
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	1,245	1,191
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,000	3,655
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	125	117
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	11,720	11,832
[4]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	390	297
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	9,583
[4]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	12,081
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	4,045	4,402
107

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Thruway Authority Highway Revenue	4.000%	1/1/56	790	735
New York State Thruway Authority Highway Revenue	5.250%	1/1/56	6,325	6,405
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,690	13,820
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	6,080	6,786
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/33	135	153
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	330	371
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/36	150	168
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/37	380	423
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	4,090	4,527
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	5,710	6,247
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/41	165	180
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	330	357
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	35	35
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/44	8,615	8,474
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/46	715	762
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/49	510	492
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	2,025	1,952
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	2,810	2,704
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	14,470	15,299
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/57	14,275	13,769
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,840	8,751
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	5,955	6,641
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/33	2,930	3,255
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,321
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	360	397
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	245	247
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	7,000	7,026
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,480	10,486
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/42	7,285	7,253
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	6,050	5,868
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	8,915	7,145
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	7,500	5,898
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	30	23
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	2,940	2,801
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	2,090	2,277
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	2,020	2,152
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	500	530
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,296
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	5,000	5,247
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/49	2,915	2,843
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	4,800	4,902
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	755	763
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	3,255	3,406
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	2,020	2,054
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	2,470	2,642
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	3,460	3,518
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	35	37
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	1,415	1,541
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	4,015	4,082
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	715	721
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	325	346
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	685	696
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	3,000	3,367
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	685	726
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	230	255
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	325	330
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/31	1,285	1,359
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/31	3,000	3,408
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	2,495	2,638
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	190	210
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	1,680	1,830
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	2,175	2,207
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	715	755
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/32	3,000	3,440
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	5/1/33	555	528
108

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,250	1,378
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,700	1,794
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,630	1,654
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/33	2,505	2,640
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	465	511
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	320	346
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	105
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	480	519
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	15,145	15,356
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	540	568
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	75	86
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	475	520
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	180	189
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	2,750	3,165
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	1,020	1,020
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	420	452
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	975	988
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,950	4,039
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/36	3,000	3,434
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,480	1,586
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,050	1,050
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	3,500	3,974
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,200	4,280
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/37	2,500	2,847
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,200	5,260
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,344
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,700
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	5,715	5,806
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	4,000	4,532
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,090	1,100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,671
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	310	314
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/39	4,400	4,974
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,370	3,389
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	10,030	10,030
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	1,250	1,415
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,431
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,702
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	290	292
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,000	1,119
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,315	2,552
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,295	2,553
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	3,660	3,699
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,075
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,435	3,798
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	1,885	2,087
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	465	481
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/42	675	568
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	350	341
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	2,830	3,122
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/44	3,360	3,255
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	820	824
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	1,965	1,913
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	10/15/45	11,185	10,688
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,463
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	2,565	2,661
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,320	3,564
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	2,170	2,238
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/49	2,500	2,697
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	4,355	4,208
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	45	49
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/52	10,020	10,876
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,335	5,703
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,500	2,672
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	4,000	4,299
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/54	3,000	3,227
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,530	10,669
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,520
109

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	19,180	19,960
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,725
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	200
Port Chester-Rye Union Free School District GO	2.000%	6/1/36	1,735	1,351
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	1,770	1,763
Suffolk County Water Authority Water Revenue	3.250%	6/1/42	3,800	3,375
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,535	2,257
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	60	65
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/37	95	106
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	40	44
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	180	199
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/47	795	819
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	18,015	18,456
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	1,725	1,896
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	650	650
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	515
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	4,550	4,644
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	350	357
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	3,500	3,572
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	175	183
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	6,000	6,272
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	2,870	3,063
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	5,015	5,353
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	190	199
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	10,375	11,269
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	900	978
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	3,035	3,296
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,175	2,362
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	855	719
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/29	1,850	1,950
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	2,000	2,206
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	235	259
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	3,000	2,418
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/30	1,500	1,587
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,000	1,041
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,000	1,116
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,895	4,349
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,257
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,265	2,325
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	260	270
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	835	867
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	915	949
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/34	130	124
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,580	1,638
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/35	520	493
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	15	17
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,057
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	25	28
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,110	7,358
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,420	3,612
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	11,450	11,845
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	5,000	5,007
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,154
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/41	2,885	2,874
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,315
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,503
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,625	7,938
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,040	10,429
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,113
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,550
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	10,854
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	7,445	5,991
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	284
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,834
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	24,000	23,118
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	11,000	11,319
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,035	7,108
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,900	4,054
110

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	1,004
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	8,680	9,132
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	5,000	4,826
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	5,075	5,520
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	17,760	18,598
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,335	9,886
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,255	5,515
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	6,750	7,392
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	11,155	11,162
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,895	2,953
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	2,635	2,679
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	14,200	14,648
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	7,380	7,719
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/27	15	15
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	21,050	22,266
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,200	2,353
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	580	617
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	2,355	2,542
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,179
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	9,605	10,383
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	235	258
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	2,480	2,747
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	7,220	8,041
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	20,025	22,559
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	7,270	8,144
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	40	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	2,500	2,833
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	1,100	1,088
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/32	35	40
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	4,610	5,236
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	1,000	1,147
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	4,010	2,902
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	1,205	1,270
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	6,170	7,085
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	10,000	11,572
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,137
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	3,000	3,121
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	14,635	16,816
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	13,575	15,528
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	2,190	2,470
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	18,000	20,516
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	10,850	12,185
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	15,895	18,032
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	2,390	2,720
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	2,145	2,342
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	315	348
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,410	2,659
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	350	378
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	9,295	10,406
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	115	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	5	5
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,035	1,130
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	2,825	3,036
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	45	48
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,190	7,032
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	620	606
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/49	18,020	19,320
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	11,300	7,668
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,600	5,870
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	70	68
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	31,055	32,715
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	125	123
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	7,000	8,146
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	2,300	2,480
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,340
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/54	22,775	24,826
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	18,000	18,523
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	16,129
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	2,500	2,543
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,315	2,248
111

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	1,115	1,144
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	5,000	4,871
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	5,875	6,308
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	710	769
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,900
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	10	10
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/58	5,000	5,422
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	15,000	16,376
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	8,400	9,103
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,387
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/63	7,930	8,088
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/63	5,000	5,504
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	20,000	19,339
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	28,000	30,453
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	12,500	13,499
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	5,000	5,380
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,460	1,463
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,315	1,330
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	4,245	4,294
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	885	904
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	630	653
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,075	3,186
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	210	218
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,020	3,167
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,070	3,222
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	6,900	7,242
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	7,800	8,255
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	8,400	8,902
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	3,160	3,404
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	640	659
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,514
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,045	3,360
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	5,000	5,517
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/32	3,000	3,346
Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/32	3,265	3,190
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	17,905	18,236
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	8,100	8,245
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	20,240	20,592
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	1,745	1,790
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,095
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	3,000	3,434
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	145	149
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	11,345	11,530
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	300	301
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,409
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,265	5,483
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,165	2,252
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	7,665
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	2,500	2,833
				9,071,915
North Carolina (0.7%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	764
Cary NC GO	1.625%	9/1/34	3,000	2,381
Charlotte NC (Convention Facility Projects) COP	4.000%	6/1/49	2,750	2,698
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/44	4,000	3,941
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,665	2,766
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/51	20	19
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/53	7,860	8,351
Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/53	5,000	5,456
Charlotte NC COP (Transit Projects)	3.000%	6/1/36	1,580	1,456
Charlotte NC COP (Transit Projects)	3.000%	6/1/48	5,100	4,005
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/27	1,060	1,123
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,439
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/49	11,540	12,561
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/32	870	989
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/33	875	1,002
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/34	925	1,055
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/35	675	767
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/36	800	902
112

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Johnston County NC GO	2.000%	2/1/34	1,060	906
Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/51	4,885	3,070
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,768
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,208
North Carolina Appropriations Revenue	5.000%	5/1/25	7,835	7,906
North Carolina Appropriations Revenue	5.000%	6/1/25	915	925
North Carolina Appropriations Revenue	5.000%	5/1/26	405	407
North Carolina Appropriations Revenue	5.000%	5/1/27	4,985	5,262
North Carolina Appropriations Revenue	5.000%	5/1/27	195	195
North Carolina Appropriations Revenue	3.000%	5/1/28	4,525	4,492
North Carolina Appropriations Revenue	5.000%	5/1/28	3,880	4,080
North Carolina Appropriations Revenue	5.000%	5/1/29	915	959
North Carolina Appropriations Revenue	5.000%	5/1/30	1,810	1,894
North Carolina Appropriations Revenue	3.000%	5/1/31	20	19
North Carolina Appropriations Revenue	4.000%	5/1/33	165	169
North Carolina Appropriations Revenue	4.000%	5/1/34	1,180	1,206
North Carolina Appropriations Revenue	2.000%	3/1/36	1,000	797
North Carolina Appropriations Revenue	5.000%	5/1/36	150	167
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	2,655	2,679
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	1,110	1,145
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/27	15	16
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	2,315	2,492
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	865	947
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	455	505
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	1,285	1,420
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/32	535	590
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,520	1,448
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/33	650	713
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/34	265	290
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	7/1/42	2,520	2,595
North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/44	2,000	1,967
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,950	2,005
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,255	3,309
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	30,000	30,497
North Carolina GO	5.000%	6/1/25	1,980	2,001
North Carolina GO	5.000%	6/1/25	13,565	13,709
North Carolina GO	5.000%	6/1/26	3,350	3,461
North Carolina GO	5.000%	6/1/26	1,280	1,323
North Carolina GO	5.000%	6/1/27	2,200	2,276
North Carolina GO	5.000%	6/1/28	1,435	1,549
North Carolina GO	5.000%	6/1/28	1,055	1,091
North Carolina GO	5.000%	6/1/29	6,200	6,815
North Carolina GO	5.000%	6/1/30	60	66
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	6,735	6,773
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	3,080	3,164
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	220	221
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	1,670	1,752
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,230	5,589
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	140	141
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	255	256
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,315	3,603
North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	295	296
North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	585	629
North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	515	552
North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	505	540
North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	1,190	1,271
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	605	607
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	695	711
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	355	363
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,325	1,352
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	205	209
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/30	375	382
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	190	193
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue, Prere.	5.000%	1/1/26	40	41
North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/30	4,480	4,959
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	7,450	3,958
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	10,500	5,298
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	11,225	5,397
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	4,100	1,878
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	7,910	3,457
113

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	2,000	834
[9]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	1,020
[9]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/37	2,000	1,221
[4]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/42	655	537
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,556
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	202
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,382
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,637
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,850	4,872
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/54	1,500	1,580
[4]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	100	95
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/58	13,000	13,663
	Orange County NC GO	2.750%	2/1/31	1,470	1,405
	Orange County NC GO	2.950%	2/1/33	600	573
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/32	315	361
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/46	50	49
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,207
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	8,050	6,162
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,324
					280,286
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	6,830	6,828
[4]	University of North Dakota COP	3.000%	6/1/61	9,875	6,923
					13,751
Ohio (1.4%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	413
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	381
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,405	1,352
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/33	70	77
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	1,085	1,179
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,745	4,065
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,035	1,054
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	55	56
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	2,675	2,709
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/46	3,070	3,100
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/25	1,715	1,722
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	1,900	1,943
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	1,965	2,054
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	1,900	2,023
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	1,980	2,142
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/33	255	276
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/36	2,245	2,267
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37	2,575	2,848
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	2,000	2,213
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/39	6,415	6,369
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39	1,000	1,103
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	4,045	3,912
[3]	Berea City School District GO	4.000%	12/1/53	250	231
[3]	Celina City School District GO	2.625%	12/1/46	100	68
[6]	Cincinnati City School District GO	5.250%	12/1/29	80	89
[6]	Cincinnati City School District GO	5.250%	12/1/30	90	101
[6]	Cincinnati City School District GO	5.250%	12/1/31	230	260
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	12,135	12,961
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	7,345	7,765
	Columbus OH GO	5.000%	7/1/25	300	304
	Columbus OH GO	5.000%	7/1/26	6,385	6,618
	Columbus OH GO	5.000%	4/1/29	390	414
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/25	155	155
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	13,850	14,258
	Columbus OH Sewerage Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,411
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	473
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	450
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,497
	Cuyahoga County OH (Convention Hotel Project) COP	4.375%	12/1/44	75	75
	Fairborn City School District GO	3.000%	12/1/55	2,500	1,843
	Franklin City School District GO	3.000%	11/1/50	3,400	2,603
114

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin City School District GO	3.000%	11/1/57	6,180	4,524
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	10,000	10,432
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,857
[8]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	145	126
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,755	2,858
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	500	505
	Kings Local School District GO	5.500%	12/1/62	3,000	3,270
	Miami University OH College & University Revenue	4.000%	9/1/39	1,235	1,250
	Miami University OH College & University Revenue	5.000%	9/1/41	4,930	5,017
	Miami University OH College & University Revenue	4.000%	9/1/45	4,025	3,952
	North Canton City School District GO	3.000%	11/1/56	2,500	1,862
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	30	30
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	13,735	13,568
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	3,766
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,525	2,525
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	5,995	5,996
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	435	435
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,195	6,199
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,002
	Ohio GO	5.000%	12/15/24	1,570	1,573
	Ohio GO	5.000%	5/1/25	2,965	2,992
	Ohio GO	5.000%	9/1/25	545	554
	Ohio GO	5.000%	9/15/25	950	966
	Ohio GO	5.000%	9/15/25	9,455	9,615
	Ohio GO	5.000%	8/1/26	235	244
	Ohio GO	5.000%	9/15/26	8,375	8,716
	Ohio GO	5.000%	5/1/27	310	327
	Ohio GO	5.000%	8/1/27	9,740	10,331
	Ohio GO	5.000%	9/15/27	465	495
	Ohio GO	5.000%	9/15/28	1,055	1,143
	Ohio GO	5.000%	9/15/29	140	154
	Ohio GO	5.000%	5/1/30	2,190	2,209
	Ohio GO, Prere.	5.000%	5/1/25	2,500	2,524
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	310	311
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	3,335	3,405
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,360	3,512
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,490	1,538
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	685	706
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.900%	11/1/24	4,000	4,000
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	756
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,385	2,459
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	5,107
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/48	130	139
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/53	3,000	3,251
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	2,040	1,754
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/49	3,800	4,033
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/54	4,250	4,491
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,037
	Ohio State University College & University Revenue	5.000%	12/1/34	260	297
	Ohio State University College & University Revenue	5.000%	12/1/35	400	456
	Ohio State University College & University Revenue	5.000%	12/1/39	7,645	7,654
	Ohio State University College & University Revenue	3.000%	12/1/44	5,000	4,118
	Ohio State University College & University Revenue	2.500%	12/1/51	1,000	651
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,010	1,015
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	1,500	1,631
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	250	266
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,670	2,948
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	3,415	3,625
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	220	233
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	11,640	11,899
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	1,110	1,171
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	9,140	10,463
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	416
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	945	590
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	980
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	345	184
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	296
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	680	311
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	147
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	11,470	12,165
115

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	13,000	13,742
	Ohio University College & University Revenue	5.000%	12/1/44	4,000	4,124
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	885	923
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	490	525
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,675	4,945
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	7,730	8,351
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,660	9,295
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	500	529
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,000	1,001
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	160	162
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	1,510	1,526
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,515	1,547
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	1,850	1,911
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	8,770	9,164
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	1,230	1,299
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	1,405	1,500
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	195	205
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/29	4,000	4,421
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/30	22,000	24,642
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	4,050	4,573
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	7,310	8,029
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	18,290	20,972
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/34	1,500	1,735
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	510	556
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	5,000	5,751
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,140	2,322
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	9,060	9,807
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,133
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,641
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/47	9,505	10,369
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	7,000	7,389
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	5,785	6,351
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,363
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,563
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	7,500	8,600
	Perry Local School District Stark County GO	3.000%	11/1/55	4,050	2,981
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/53	1,750	1,830
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,500	2,593
	Princeton City School District GO, Prere.	5.000%	12/1/24	50	50
	Summit County Green Local School District GO	5.500%	11/1/59	7,500	8,015
[4]	Summit County Green Local School District GO	5.500%	11/1/59	1,390	1,475
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,284
	University of Cincinnati College & University Revenue	5.000%	6/1/44	4,645	4,788
	Upper Arlington City School District GO, Prere.	5.000%	12/1/27	265	283
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	515	515
[3]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,262
	Wickliffe City School District GO	3.125%	12/1/43	775	641
	Wickliffe City School District GO	3.250%	12/1/56	1,300	966
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	887
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	301
	Worthington City School District GO	5.000%	12/1/48	7,590	8,142
	Worthington City School District GO	5.500%	12/1/54	2,500	2,767
					533,617
Oklahoma (0.6%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	990	1,020
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	5,095	5,214
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/31	10	10
[3]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/48	585	572
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	1,450	1,507
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,650	1,716
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/29	565	588
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	7,005	7,274
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	730	757
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,455	2,544
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/38	5,655	6,386
116

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	1,500	1,654
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	2,000	2,193
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	6,900	7,629
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	1,750	1,911
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	3,875	4,267
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	749
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	1,395	1,397
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/28	20	21
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/64	10,000	10,933
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/36	3,000	3,276
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/25	2,570	2,567
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/26	4,585	4,451
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/26	1,500	1,502
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/28	10	10
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/28	2,880	3,072
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/29	5,800	6,285
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/30	3,500	3,842
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	5,735	6,358
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/32	5,000	5,596
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	6,000	6,772
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	255	255
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/41	270	236
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	378
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	390	408
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	1,025	1,092
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	17,320	17,323
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/43	30	31
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	2,905	2,720
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	8,695	8,919
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,320	8,053
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	16,695	18,312
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	4.250%	10/1/50	6,500	6,491
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	4.000%	10/1/49	9,825	9,461
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/53	1,000	985
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/49	20,160	21,856
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/48	10,020	9,807
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.125%	4/1/53	6,580	6,457
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	1,655	1,671
	University of Oklahoma College & University Revenue	4.000%	7/1/45	140	133
[4]	University of Oklahoma College & University Revenue	5.000%	7/1/46	1,815	1,910
[3]	University of Oklahoma College & University Revenue	5.000%	7/1/49	3,055	3,277
[3]	University of Oklahoma College & University Revenue	4.125%	7/1/54	1,225	1,223
[3]	University of Oklahoma College & University Revenue	5.000%	7/1/54	2,000	2,133
					225,204
Oregon (0.7%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,316
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	3,375	3,533
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	8,000	8,365
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	268
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	935	566
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	260
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/30	1,780	1,603
[5]	Crook County OR GO, 5.000% coupon rate effective 6/1/27	0.000%	12/1/46	11,410	10,781
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,515
	Deschutes Public Library District GO	3.000%	12/1/41	330	281
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,788
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/36	2,975	1,790
	Multnomah County OR GO	5.000%	6/15/27	50	53
	Multnomah County OR GO	5.000%	6/15/28	190	205
	Multnomah County OR GO	5.000%	6/15/29	4,550	4,991
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	4,635	4,686
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	10,100	10,212
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	655	693
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/28	480	517
	Multnomah County OR School District No. 1 Portland GO	3.500%	6/15/44	260	234
	Multnomah County School District No. 40 GO	0.000%	6/15/51	15,000	3,955
	Multnomah County School District No. 40 GO	5.500%	6/15/53	3,330	3,690
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	8,682
117

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	3,000	3,425
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/36	1,715	1,944
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	1,410	1,593
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/38	1,070	1,205
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	1,115	1,247
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	1,285	1,431
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	7,535	8,353
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/42	3,000	3,313
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/43	3,000	3,294
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	220
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10,335	10,799
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,820	1,966
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	4,045	4,362
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	140	151
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	7,140	7,705
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	1,000	1,007
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	240	255
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	4.000%	11/15/24	100	100
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	8,345	8,350
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,095	5,098
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,413
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,100	1,101
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/32	5,000	5,715
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/33	7,500	8,615
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	9,900	11,450
	Oregon GO	5.000%	8/1/29	2,340	2,470
	Oregon GO	5.000%	8/1/41	11,040	11,297
	Oregon GO VRDO	3.900%	11/1/24	2,645	2,645
	Oregon GO VRDO	3.900%	11/1/24	6,815	6,815
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	2,267
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,386
	Oregon State Lottery Revenue	5.000%	4/1/28	2,780	2,801
	Oregon State Lottery Revenue	5.000%	4/1/29	135	136
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,578
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,078
	Portland Community College District GO	5.000%	6/15/38	15	17
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/29	1,600	1,472
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,232
	Portland OR Water System Water Revenue	5.000%	5/1/44	12,500	13,163
	Portland OR Water System Water Revenue	2.125%	5/1/45	1,000	647
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	5,075	5,359
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	45	47
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	15	16
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	70	73
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,541
	Seaside School District No. 10 GO	0.000%	6/15/37	500	290
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	9,070	9,617
	University of Oregon College & University Revenue	3.500%	4/1/52	5,000	4,241
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	10,515	9,019
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	120	125
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,041
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	4,650	2,545
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/39	6,000	3,096
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	7,695	3,745
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	2,300
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/48	39,245	12,329
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	1,012
	Washington County OR GO, Prere.	3.000%	7/1/29	1,055	1,006
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/43	1,000	410
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	15,175	3,978
					280,890
Pennsylvania (3.8%)
	Allegheny County PA GO	5.000%	11/1/27	1,360	1,410
	Allegheny County PA GO	5.000%	11/1/28	3,445	3,567
	Allegheny County PA GO	5.000%	11/1/29	920	952
	Allegheny County PA GO	5.000%	11/1/41	2,085	2,133
	Allegheny County PA GO	5.000%	12/1/49	5,000	5,348
	Allegheny County PA GO	5.000%	12/1/54	2,645	2,810
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,065
118

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,627
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	973
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/49	1,000	961
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	5,041
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/55	1,000	1,078
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,000	992
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	395
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	300	302
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	426
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	3,995	4,104
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	11,465	11,494
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,103
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	180	181
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,065	1,075
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	17,550	17,800
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,155	2,190
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,735	5,827
	Commonwealth of Pennsylvania GO	5.000%	10/1/25	530	539
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,340	1,349
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	17,275	17,852
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	21,720	22,495
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	10,455	10,838
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,415	2,503
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,780	3,953
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,160	1,214
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	17,060	17,905
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	860	865
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	1,750	1,845
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	6,585	6,965
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	890	923
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	7,170	7,433
	Commonwealth of Pennsylvania GO	5.000%	10/1/27	16,000	17,000
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	4,500	4,682
	Commonwealth of Pennsylvania GO	5.000%	1/15/28	5,185	5,400
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	325	347
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	665	669
	Commonwealth of Pennsylvania GO	3.000%	6/15/28	330	330
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	8,740	9,400
	Commonwealth of Pennsylvania GO	5.000%	8/15/28	25,000	26,925
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	10,315	11,118
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	1,240	1,285
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	2,580	2,785
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	1,420	1,443
	Commonwealth of Pennsylvania GO	3.200%	3/1/29	10,000	10,011
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,615	1,625
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	8,800	9,622
	Commonwealth of Pennsylvania GO	5.000%	8/15/29	18,330	20,086
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	13,680	14,116
	Commonwealth of Pennsylvania GO	3.350%	3/1/30	10,000	10,019
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	1,030	1,022
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	19,555	21,687
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	15,000	16,650
	Commonwealth of Pennsylvania GO	3.000%	1/1/31	155	153
	Commonwealth of Pennsylvania GO	3.500%	3/1/31	11,000	11,016
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	95	106
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	8,635	9,690
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	5,240	5,304
	Commonwealth of Pennsylvania GO	5.000%	10/1/31	135	152
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	7,090	7,530
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	342
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	515	516
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	18,500	20,979
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	635	642
	Commonwealth of Pennsylvania GO	5.000%	10/1/32	10	11
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,388
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	400	414
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	3,175	3,318
	Commonwealth of Pennsylvania GO	4.000%	6/15/33	45	45
[4]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	1,210	1,172
	Commonwealth of Pennsylvania GO	5.000%	10/1/33	185	210
119

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	8,000	8,158
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,308
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	4,190	3,914
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	865	873
[4]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	275	259
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	19,821
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,013
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	2,520	2,367
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	1,130	1,051
	Commonwealth of Pennsylvania GO	4.000%	8/15/35	300	301
	Commonwealth of Pennsylvania GO	3.000%	9/15/35	2,870	2,676
[4]	Commonwealth of Pennsylvania GO	3.125%	2/1/36	395	374
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	6,330	6,419
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	480	437
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	6,696
	Commonwealth of Pennsylvania GO	5.000%	9/1/36	65	74
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	2,350	2,126
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	20	20
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	2,912
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	11,355	8,557
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	7,850	8,056
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	12,375	12,439
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,500	3,100
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	35	39
[4]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	915	915
	Commonwealth of Pennsylvania GO	2.000%	5/1/39	200	141
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	2,000	1,389
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	1,095	1,095
	Commonwealth of Pennsylvania GO	5.000%	10/1/42	3,000	3,274
	Commonwealth of Pennsylvania GO	4.000%	8/15/43	14,900	14,760
	Commonwealth of Pennsylvania GO	4.000%	8/15/44	7,500	7,386
	Council Rock School District GO	2.100%	8/15/43	1,000	655
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,098
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	1,695	1,747
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	7,115	7,268
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	500	501
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	4,145	4,238
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	100
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	285	303
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	13,250	13,264
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,675	6,496
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	4,000	4,163
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	4,000	4,171
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	4,000	4,167
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	20,000	20,000
[8]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,820	7,360
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/34	1,010	876
	Haverford Township PA GO	4.000%	6/1/30	445	456
[4]	Luzerne County PA GO	5.000%	11/15/29	9,040	9,222
	Montgomery County Higher Education and Health Authority College & University Revenue (Ursinus College Program)	5.250%	11/1/42	400	402
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	3,000	3,075
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,725
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	930
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,292
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	175	186
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	64
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	225	238
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	1,030	1,070
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	4,935	5,698
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	3,020	3,092
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/38	60	60
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/41	1,525	1,526
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	4,260	4,223
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	550	432
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	250	256
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/45	80	71
120

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,008
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	200	188
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,975	2,035
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,738
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	4,475	4,603
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	2,425	2,656
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	3,045	3,298
	Pennsylvania State University College & University Revenue	5.250%	9/1/54	2,500	2,739
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	400	400
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,295	1,308
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	1,035	1,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	1,280	1,305
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	85	87
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	320	330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	125	130
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	8,085	8,170
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,210	2,277
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	6,380	6,575
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	275	289
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	415	428
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,275	1,317
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	4,595	4,978
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,635	1,725
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,110	2,370
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,825	1,905
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	75	85
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	35	39
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	790	797
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,045	2,304
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,048
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	15	16
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	5,325	6,041
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	330	333
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,070	4,274
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	3,765	3,768
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,150	1,287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	1,500	1,713
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	490	491
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,190	1,327
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	5,000	5,688
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	210	218
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,300	6,023
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	1,230	1,238
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	565	567
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	640	664
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	855	858
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,380	5,741
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	6,000	6,767
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	8,380	8,408
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,500	7,291
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,470	2,473
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,900	2,903
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,257
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,980	4,029
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	165	167
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/41	525	478
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	1,605	1,566
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	6,440	6,496
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,010	2,050
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	16,165	16,636
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,035	2,570
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	4,967
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,975	2,048
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,680	3,644
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	12,570	13,133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	10,085	10,097
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	6,500	7,154
121

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,010	4,912
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	19,880	19,903
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	5,740	5,747
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	3,490	3,648
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,285	6,626
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	105
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,050	1,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,868
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	2,970	2,997
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,275	2,179
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,924
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	925	934
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	1,050	1,120
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	490	521
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	7,675	7,860
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	10,705	10,985
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	1,935	2,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	1,540	1,597
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,970	4,667
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	16,465	15,871
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,640	6,966
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,000	5,414
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,445	6,974
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	320	337
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	3,228
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	100	96
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,889
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	285	274
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,370	1,485
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	7,000	7,465
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/53	7,645	8,297
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/54	5,000	5,478
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	1,945	2,025
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/44	11,450	12,057
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	5,916
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	11,100	11,468
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	7,317
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,010	956
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	12,135	11,463
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	2,015	2,072
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,850	9,047
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/49	2,000	2,160
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	4,255	4,431
[9]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/54	2,000	2,153
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	3,910	3,606
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	1,935	2,061
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	4,580	4,942
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	330	317
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	862
	Philadelphia PA GO	5.000%	8/1/25	360	365
	Philadelphia PA GO	5.000%	8/1/26	5,235	5,421
	Philadelphia PA GO	5.000%	8/1/26	1,000	1,036
[4]	Philadelphia PA GO	5.000%	8/1/30	5,820	6,111
	Philadelphia PA GO	4.000%	8/1/35	475	476
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,178
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/28	740	797
[7,9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/29	3,000	3,278
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	75	79
[7,9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/30	6,110	6,752
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	310	325
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	100	105
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/33	2,995	3,021
[7,9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/34	3,435	3,908
[7,9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/35	1,750	1,997
[7,9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/37	7,000	7,806
[7,9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/38	6,540	7,266
[7,9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/39	5,840	6,467
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	150	154
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	25	26
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	8,985	9,484
122

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/47	18,000	18,400
[4]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/48	10,000	10,172
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,105	1,144
[7,9]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/49	15,000	16,355
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	1,395	1,449
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	5,000	5,482
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	6,500	6,628
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	3,250	3,624
[7,9]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/54	15,000	16,253
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,785	4,968
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	180	186
[6]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	15	13
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	4,700	4,933
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	5,400	5,308
[4]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/42	1,000	662
	School District of Philadelphia GO	5.000%	9/1/25	555	562
	School District of Philadelphia GO	5.000%	9/1/26	3,025	3,121
[6]	School District of Philadelphia GO	5.000%	6/1/27	375	394
	School District of Philadelphia GO	5.000%	9/1/27	2,250	2,316
	School District of Philadelphia GO	5.000%	9/1/28	140	144
	School District of Philadelphia GO	5.000%	9/1/30	2,640	2,705
[4]	School District of Philadelphia GO	4.000%	9/1/43	4,685	4,665
	School District of Philadelphia GO	5.000%	9/1/44	5,195	5,413
	School District of Philadelphia GO	4.000%	9/1/46	3,855	3,679
	School District of Philadelphia GO	5.500%	9/1/48	4,220	4,663
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,500	8,113
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	8,060
[4]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	6,635	7,188
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	4,000	4,194
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	3,080	3,324
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	877
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	5,000	5,164
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	720	743
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	2,290	2,360
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,465	8,719
	Township of South Fayette PA GO	2.500%	12/1/48	1,025	682
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	6,920	7,014
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	19,700	21,424
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	5.000%	2/15/34	7,155	8,263
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	7,530
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	135	135
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,035	5,081
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	5,085	5,120
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	3,670	3,455
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	1,515	1,562
					1,434,072
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	1,720	1,739
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	1,240	1,281
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	1,005	1,036
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,960	3,044
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	2,055	2,112
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	2,945	3,024
	Rhode Island GO	4.125%	8/1/42	14,120	14,325
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	485	512
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/1/47	12,870	12,561
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/53	2,020	2,146
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	3,450	3,500
					45,280
South Carolina (0.7%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,667
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/54	5,000	5,454
	Charleston County SC GO	2.000%	11/1/38	5,810	4,494
	Charleston County SC GO	2.000%	11/1/39	1,790	1,357
	Charleston County SC GO	2.000%	11/1/39	2,490	1,902
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24	1,400	1,402
123

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25	910	927
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	9,465	9,878
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	1,100	1,191
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/41	5,495	5,475
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	195	213
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/24	1,940	1,942
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	7,030	7,490
	Horry County SC School District GO	5.000%	3/1/26	2,500	2,571
	Horry County SC School District GO	5.000%	3/1/29	10,065	11,000
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/44	5	5
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/34	1,420	1,453
	Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/59	2,500	2,424
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	4,500	4,732
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,080	3,109
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	3,250	3,568
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	920	910
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	200	165
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	4,500	4,413
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	5,255	5,127
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,465	6,308
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	9,718
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	3,450	3,705
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/45	2,500	2,683
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	1,250	1,330
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,595	2,485
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	5,975	5,722
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/47	6,000	6,684
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	2,500	2,640
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/49	3,750	4,052
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	1,120
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,254
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	16,430	14,898
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/52	7,200	7,972
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/54	7,500	7,894
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	6,000	6,437
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/54	7,800	8,559
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	11,255	10,098
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	195
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	75
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	375
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	170	162
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	308
[4]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	1,670	1,716
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	421
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	3,430	3,521
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	140	144
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	317
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	696
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,643
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	268
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,706
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	380
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,138
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,556
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	694
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,485	1,514
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	735	754
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,692
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	4,305	4,316
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	4,295	4,324
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	880	789
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	580
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	60	61
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	240	250
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/27	165	175
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	16,870	18,247
124

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.500%	10/1/31	1,815	1,815
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.375%	10/1/32	180	180
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/32	4,000	4,249
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	170	181
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.625%	10/1/33	10,100	10,100
[4]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,240
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/38	5	5
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/40	8,885	9,214
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,212
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/46	15	16
					277,687
South Dakota (0.0%)
	Lincoln County SD College & University Revenue	4.000%	8/1/61	680	541
	South Dakota Conservancy District Water Revenue	5.000%	8/1/54	5,000	5,390
					5,931
Tennessee (0.5%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/45	155	165
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/51	5,445	5,174
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,250	1,330
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,250	1,348
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.125%	7/1/59	1,000	1,036
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,750	1,881
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/64	4,000	4,128
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/64	2,000	2,085
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,435	11,852
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/54	1,500	1,604
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	3,117
	Memphis TN GO	5.000%	4/1/26	7,675	7,733
	Memphis TN GO	4.000%	6/1/32	1,390	1,399
	Memphis TN Sanitary Sewer Revenue Revenue	5.000%	10/1/45	5,200	5,531
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	4,685	5,422
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	100	108
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/49	1,200	1,302
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	2,155	2,310
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/54	4,000	4,308
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/53	3,000	3,222
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/56	6,435	6,887
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	110	113
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/46	9,255	9,828
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.250%	5/15/49	3,045	3,366
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	455	456
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,380	2,436
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	305	316
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,735	1,792
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	930	984
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	210	219
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	390	401
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	80	76
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	170	174
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/29	135	145
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	5,750	5,920
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	30	33
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	1,680	1,792
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/31	200	211
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	120	126
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/33	2,145	2,059
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,680	3,717
125

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,285	3,341
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/34	165	155
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/34	15,000	17,214
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,385	1,396
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	15	15
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/35	25	23
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/35	60	60
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/36	2,950	2,960
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	45	45
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	943
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	4,975	5,240
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/45	25	25
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	3,025	3,158
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	3,565	3,391
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/54	4,135	4,289
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	700
	Oak Ridge TN GO	5.000%	6/1/25	635	641
	Rutherford County TN GO	1.750%	4/1/35	5,465	4,334
	Tennessee GO	5.000%	5/1/31	1,050	1,184
	Tennessee GO	5.000%	5/1/34	1,000	1,147
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	15,339
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,305	5,405
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	165	168
	Williamson County TN GO	1.500%	4/1/32	2,040	1,696
	Williamson County TN GO	1.500%	4/1/33	2,070	1,679
					180,654
Texas (11.4%)
	Alamo Community College District GO	5.000%	2/15/25	4,500	4,521
	Alamo Community College District GO	5.000%	2/15/26	85	87
	Alamo Community College District GO	5.000%	2/15/27	3,535	3,708
	Alamo Community College District GO	5.000%	2/15/28	865	926
	Alamo Community College District GO	5.000%	2/15/30	570	628
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	337
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	1,885	1,905
[14]	Aldine Independent School District GO	5.000%	2/15/42	415	426
[14]	Aldine Independent School District GO	5.000%	2/15/43	35	36
[14]	Aldine Independent School District GO	4.000%	2/15/49	9,500	9,313
[14]	Aledo Independent School District GO	5.000%	2/15/48	4,500	4,799
[14]	Aledo Independent School District GO	5.000%	2/15/53	4,400	4,656
[14]	Alief Independent School District GO	2.000%	2/15/38	1,890	1,409
[14]	Allen Independent School District GO	5.000%	2/15/41	12,000	12,160
[14]	Alvin TX Independent School District GO	5.000%	2/15/25	1,730	1,738
[14]	Alvin TX Independent School District GO	5.000%	2/15/26	1,220	1,251
[14]	Alvin TX Independent School District GO	5.000%	2/15/29	750	815
[14]	Alvin TX Independent School District GO	5.000%	2/15/30	1,040	1,145
[14]	Alvin TX Independent School District GO	5.000%	2/15/31	1,000	1,113
[14]	Alvin TX Independent School District GO	5.000%	2/15/32	1,000	1,123
[14]	Alvin TX Independent School District GO	5.000%	2/15/33	1,000	1,131
[14]	Argyle Independent School District GO	2.125%	8/15/45	2,095	1,354
[14]	Argyle Independent School District GO	5.000%	8/15/47	1,170	1,251
[14]	Argyle Independent School District GO	4.000%	8/15/53	1,650	1,587
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/46	6,000	4,687
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/49	6,000	5,722
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/49	1,500	1,480
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/52	20	21
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/54	6,265	5,916
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/54	3,500	3,330
[4]	Arlington TX Special Tax Revenue	4.000%	2/15/44	115	112
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/48	2,005	2,053
[14]	Aubrey Independent School District GO	4.000%	2/15/47	3,255	3,202
	Austin Community College District GO	4.000%	8/1/40	4,250	4,147
	Austin Community College District GO	4.000%	8/1/45	32,765	30,749
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	405	411
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	984
	Austin Independent School District GO	5.000%	8/1/25	14,295	14,483
[14]	Austin Independent School District GO	5.000%	8/1/42	3,000	3,267
	Austin Independent School District GO	4.000%	8/1/48	8,010	7,770
126

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin Independent School District GO	5.000%	8/1/48	5,000	5,208
[14]	Austin Independent School District GO	5.250%	8/1/49	3,700	4,057
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,122
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,065	2,156
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	25,135	25,342
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,316
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	13,165	13,758
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/53	3,765	4,059
	Austin TX GO	2.950%	9/1/27	490	488
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	460	497
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	20	20
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	480	493
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	85	90
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	4,110	4,329
[14]	Azle Independent School District GO	4.000%	2/15/54	3,730	3,588
[14]	Barbers Hill Independent School District GO	3.000%	2/15/38	3,975	3,610
[14]	Bastrop Independent School District GO	5.000%	2/15/48	2,280	2,436
[14]	Bastrop Independent School District GO	5.000%	2/15/53	3,565	3,796
[14]	Bastrop Independent School District GO, Prere.	4.000%	2/15/25	7,800	7,806
[14]	Belton Independent School District GO	4.000%	2/15/52	1,925	1,854
	Bexar County Hospital District GO	4.250%	2/15/52	5,000	4,921
	Bexar County TX GO	3.000%	6/15/41	1,500	1,291
	Bexar County TX GO	4.000%	6/15/46	2,500	2,467
	Birdville Independent School District GO	4.000%	2/15/48	10,440	10,117
[14]	Birdville Independent School District GO	5.000%	2/15/48	10,470	11,156
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,445	1,466
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,660	1,684
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,070	1,085
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	3,430	3,556
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	3,270	3,391
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	1,660	1,721
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	7,805	8,093
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	725	752
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,585	1,679
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	2,185	2,358
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	365	394
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	7,705	8,455
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/30	3,670	4,083
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	17,290	19,444
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	2,095	2,356
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	265	298
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	2,860	3,091
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	185	200
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	4,550	5,126
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	15,160	16,306
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	3,295	3,698
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	1,505	1,734
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/35	4,845	4,963
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/36	100	100
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/41	5,000	5,578
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/42	3,500	3,888
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	1,000	1,090
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/44	260	228
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/46	1,070	715
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,438
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/50	11,610	9,936
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	3,900	4,465
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/51	1,100	731
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/54	5,650	5,469
	Brazoria County TX GO	3.000%	3/1/39	1,010	893
	Brazoria County TX GO	3.000%	3/1/40	1,000	869
[14]	Canutillo TX Independent School District GO	5.250%	2/15/54	1,955	2,129
[14]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/51	5	3
[14]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/53	10,000	9,693
[14]	Cedar Hill Independent School District GO	4.000%	2/15/50	920	890
[14]	Celina Independent School District GO	2.250%	2/15/46	1,025	675
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,630	2,644
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,085	950
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,189
127

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,574
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	2,000	2,085
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,820	12,145
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	985	929
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	10,195	10,213
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/27	16,485	16,759
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	595	602
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,810	1,830
[8]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,883
[8]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,900
[8]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,791
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	300
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,155
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,425
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	4,605	5,104
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	3,055	3,055
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	3,000	3,000
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	4,000	4,482
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,615
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	3,090	3,470
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	14,075	14,077
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	200	225
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	7,500	8,434
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	21,895	13,169
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	5,000	5,588
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	5,000	5,566
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	13,125	7,542
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	11,895	11,896
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	8,195	8,196
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	9,880	10,978
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	11,815	13,077
	Central Texas Turnpike System Highway Revenue	4.000%	8/15/38	205	205
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/38	5,000	5,522
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/38	7,500	8,264
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,304
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	6,000	6,563
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	180	155
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	2,460	2,658
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	13,350	13,352
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	150	161
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	4,830	5,158
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/49	7,500	8,218
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/55	7,500	8,111
[14]	Clear Creek Independent School District GO	5.000%	2/15/30	2,000	2,009
[14]	Clear Creek Independent School District GO	3.000%	2/15/40	1,500	1,315
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,405	1,425
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	2,000	1,928
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	6,500	6,301
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/45	3,000	2,865
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,393
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	8,855	8,256
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/49	3,600	3,432
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/49	2,000	1,939
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,385
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/53	1,500	1,495
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/54	4,000	3,802
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,645	1,666
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,174
	Collin County Community College District GO	3.000%	8/15/40	1,000	865
[14]	Columbia-Brazoria Independent School District GO	4.000%	2/1/49	1,200	1,166
[7,14]	Comal Independent School District GO	3.000%	2/15/38	3,000	2,771
[14]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,587
[7,14]	Comal Independent School District GO	3.000%	2/15/39	5,500	5,026
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,529
[7,14]	Comal Independent School District GO	4.000%	2/15/49	4,000	3,874
[14]	Conroe Independent School District GO	5.000%	2/15/29	290	315
[14]	Conroe Independent School District GO	2.650%	2/15/47	1,000	709
[14]	Conroe Independent School District GO	4.000%	2/15/47	300	293
128

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Conroe Independent School District GO	4.000%	2/15/49	5,000	4,842
[14]	Conroe Independent School District GO	5.000%	2/15/49	16,000	17,294
[14]	Corpus Christi Independent School District GO	4.125%	8/15/53	5,000	4,905
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/40	1,370	1,145
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/40	1,595	1,607
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/49	5,000	5,344
	Corpus Christi TX Utility System Water Revenue	4.250%	7/15/54	5,000	4,725
[14]	Crowley Independent School District GO	5.000%	2/1/48	5,130	5,480
[14]	Crowley Independent School District GO	5.000%	2/1/49	5,000	5,375
[14]	Crowley Independent School District GO	4.250%	2/1/53	6,000	5,985
[14]	Crowley Independent School District GO	5.250%	2/1/53	7,660	8,250
[14]	Crowley Independent School District GO	4.250%	2/1/54	10,000	9,923
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,915	5,943
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	325	333
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,780	1,824
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,880	1,969
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	955	979
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	240	241
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	2,500	2,512
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/35	325	305
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/41	10	9
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	4,150	4,117
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	3,000	2,938
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	390	422
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	270	294
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	4,805	5,281
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	465	517
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,510	2,711
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	2,000	2,152
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	9,090	9,762
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	20,515	21,607
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	100	100
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,595	6,731
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	12,410	12,665
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	9,580	9,777
	Dallas College GO	5.000%	2/15/25	15,055	15,123
	Dallas College GO	4.000%	2/15/28	730	747
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	104
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	815	815
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,080	1,101
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	1,395	1,451
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	5,910	6,148
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,420	1,507
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	785	848
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,925	3,201
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	2,645	2,957
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	460	514
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	25	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	2,000	2,256
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,640	2,884
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	3,550	3,878
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	60	67
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	190	216
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	1,875	1,913
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,590	1,618
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	485	494
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	60	66
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	5,000	5,624
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	5	5
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	3,000	3,334
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,320	4,288
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	2,500	2,750
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	15,150	15,024
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,635	5,964
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,000	5,453
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	9,970	9,694
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/47	4,685	5,017
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/48	11,500	12,640
129

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/49	6,620	6,384
[14]	Dallas Independent School District GO	3.000%	2/15/35	765	715
[14]	Dallas Independent School District GO	3.000%	2/15/36	705	646
[14]	Dallas Independent School District GO	3.000%	2/15/39	5,340	4,765
[14]	Dallas Independent School District GO	2.000%	2/15/43	1,000	659
[14]	Dallas Independent School District GO	5.000%	2/15/48	400	425
[14]	Dallas Independent School District GO	4.000%	2/15/53	3,500	3,410
[14]	Dallas Independent School District GO	4.000%	2/15/54	6,000	5,821
[14]	Dallas Independent School District GO, Prere.	4.000%	2/15/25	500	501
	Dallas TX GO	5.000%	2/15/26	3,205	3,289
	Dallas TX GO	5.000%	2/15/27	7,610	7,969
	Dallas TX GO	5.000%	2/15/27	10,000	10,472
	Dallas TX GO	5.000%	2/15/28	4,015	4,282
	Dallas TX GO	5.000%	2/15/28	10,000	10,665
	Dallas TX GO	5.000%	2/15/31	10,815	11,992
[4]	Dallas TX GO	3.000%	2/15/33	175	166
[4]	Dallas TX GO	3.125%	2/15/35	100	93
[4]	Dallas TX GO	3.250%	2/15/37	235	217
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	4,430	4,495
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	2,570	2,660
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	1,080	1,115
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	1,220	1,258
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/34	295	303
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	13,105	12,977
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	3,000	2,832
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	60	59
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/43	25	25
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/46	100	80
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	20	19
[14]	Del Valle Independent School District TX GO	4.000%	6/15/45	550	533
[14]	Del Valle Independent School District TX GO	4.000%	6/15/47	13,305	12,917
[14]	Denton Independent School District GO	5.000%	8/15/37	870	971
[14]	Denton Independent School District GO	5.000%	8/15/38	2,895	3,217
[14]	Denton Independent School District GO	5.000%	8/15/39	1,700	1,881
[14]	Denton Independent School District GO	5.000%	8/15/40	1,295	1,426
[14]	Denton Independent School District GO	5.000%	8/15/41	1,285	1,408
[14]	Denton Independent School District GO	5.000%	8/15/43	615	669
[14]	Denton Independent School District GO	2.000%	8/15/48	170	101
[14]	Denton Independent School District GO	5.000%	8/15/53	9,725	10,327
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	3,185	3,230
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	7,940	8,052
	Denton TX GO	2.000%	2/15/39	1,400	1,016
[14]	Dickinson Independent School District GO	4.000%	2/15/41	12,650	12,443
[14]	Dripping Springs TX Independent School District GO	5.000%	2/15/53	3,000	3,175
[14]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/51	5,000	3,035
[14]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/54	2,500	2,388
[14]	El Paso Independent School District GO	4.000%	8/15/45	255	251
[14]	El Paso Independent School District GO	4.000%	8/15/48	25	24
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	674
	El Paso TX GO	4.000%	8/15/41	80	78
	El Paso TX GO	4.000%	8/15/42	450	435
	El Paso TX GO	5.000%	8/15/42	1,235	1,248
	El Paso TX GO	4.000%	8/15/44	1,485	1,441
	El Paso TX GO	3.000%	8/15/47	2,990	2,383
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/39	1,255	874
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	17,860	17,533
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	1,240	1,307
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	7,875	7,548
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/52	10,000	10,521
[14]	Forney Independent School District GO	2.000%	2/15/40	1,835	1,295
[14]	Forney Independent School District GO	5.000%	8/15/48	5	5
[14]	Forney Independent School District GO	4.000%	8/15/52	8,025	7,761
[14]	Forney Independent School District GO	4.000%	8/15/53	7,500	7,275
[3]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/40	250	184
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/53	12,000	12,640
	Fort Bend County TX GO	5.250%	3/1/53	295	318
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,068
[3]	Fort Bend County TX Toll Road Highway Revenue	3.000%	3/1/51	3,625	2,715
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/36	500	378
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,020	3,317
130

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	1,485	1,125
[14]	Fort Bend Independent School District GO	4.000%	8/15/49	1,450	1,404
[14]	Fort Bend Independent School District GO	4.250%	8/15/54	15,000	14,883
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,505	1,473
[14]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	7,430	6,989
[14]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	11,125	11,351
[14]	Fort Worth Independent School District GO	4.000%	2/15/49	4,000	3,879
[14]	Fort Worth Independent School District GO	5.000%	2/15/49	4,000	4,291
	Fort Worth TX GO	5.000%	3/1/25	170	171
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/53	250	242
[14]	Frenship Independent School District GO	3.000%	2/15/41	1,240	1,083
[14]	Frisco Independent School District GO	5.000%	8/15/36	1,610	1,716
[14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,894
	Frisco TX GO	2.000%	2/15/38	1,315	954
[14]	Galveston Independent School District GO	4.000%	2/1/47	2,380	2,304
[14]	Garland Independent School District GO	5.000%	2/15/26	6,025	6,173
[14]	Garland Independent School District GO	5.000%	2/15/33	1,025	1,161
[14]	Garland Independent School District GO	5.000%	2/15/34	2,245	2,534
[14]	Garland Independent School District GO	5.000%	2/15/35	1,035	1,164
[14]	Garland Independent School District GO	5.000%	2/15/38	1,000	1,113
[14]	Garland Independent School District GO	5.000%	2/15/39	2,000	2,213
[14]	Garland Independent School District GO	5.000%	2/15/40	3,500	3,855
[14]	Garland Independent School District GO	5.000%	2/15/41	4,015	4,400
[14]	Garland Independent School District GO	5.000%	2/15/42	3,500	3,819
[14]	Garland Independent School District GO	5.000%	2/15/43	3,225	3,503
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	400	423
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,415	2,271
[14]	Georgetown Independent School District GO	4.125%	8/15/47	1,200	1,208
	Georgetown TX GO	2.000%	8/15/34	1,130	897
[4]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/47	15	15
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/34	3,505	3,699
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,955	3,114
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/35	5,380	5,807
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/36	40	42
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	75	79
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,010	1,057
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,760	5,957
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	7,485	7,210
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	16,840	17,349
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/48	50	54
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	15,245	14,327
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	20	15
[3]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	785
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	12,985	13,742
[7]	Grayson County TX Junior College District GO	4.000%	2/15/49	3,310	3,132
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/48	20	21
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/49	9,720	10,292
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/54	4,000	3,976
[3]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/46	400	259
[3]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/54	2,500	2,625
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/25	465	467
[14]	Hallsville TX Independent School District GO	3.000%	2/15/38	2,975	2,702
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,005	5,401
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	751
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	398
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	371
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	3,140	3,150
	Harris County Flood Control District GO	4.000%	10/1/45	5,085	4,947
	Harris County Flood Control District GO	4.250%	10/1/47	4,615	4,639
	Harris County Flood Control District GO	4.000%	9/15/48	5,000	4,826
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	7,000	7,022
	Harris County TX GO	5.000%	10/1/26	1,305	1,326
	Harris County TX GO	5.000%	10/1/26	980	1,020
	Harris County TX GO	5.000%	10/1/27	2,985	3,028
	Harris County TX GO	5.000%	10/1/28	2,030	2,060
	Harris County TX GO	5.000%	9/15/54	26,385	28,071
	Harris County TX Highway Revenue	5.000%	8/15/25	5,680	5,759
	Harris County TX Highway Revenue	5.000%	8/15/28	665	687
	Harris County TX Highway Revenue	5.000%	8/15/30	1,405	1,449
131

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX Highway Revenue	5.000%	8/15/31	320	330
	Harris County TX Highway Revenue	5.000%	8/15/32	340	350
	Harris County TX Highway Revenue	5.000%	8/15/33	2,210	2,273
	Harris County TX Highway Revenue	5.000%	8/15/36	140	144
	Harris County TX Highway Revenue	5.000%	8/15/41	10	10
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/29	4,395	4,817
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/30	3,020	3,350
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/30	5,810	6,445
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/31	3,075	3,246
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/33	105	118
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/37	5,000	5,644
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/38	5,000	5,618
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	1,105	1,141
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/45	21,500	20,790
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/49	10,000	9,514
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/49	5,000	5,463
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/50	530	506
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	12,000	11,338
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/54	8,000	8,694
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	275	275
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	626
[7,9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	15,255	15,508
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	575	576
[7,9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	13,160	13,640
[7,9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	10,230	10,790
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	2,925	2,928
[7,9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	13,490	14,421
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	110	110
[7,9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	6,340	6,862
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	670	671
[7,9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	8,755	9,559
[7,9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/38	12,975	14,237
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/53	255	255
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/56	30	22
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	1,945	455
	Hidalgo County TX GO	4.000%	8/15/43	3,305	3,237
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/34	22,500	25,784
[14]	Houston Independent School District GO	5.000%	2/15/25	12,320	12,377
[14]	Houston Independent School District GO	5.000%	2/15/25	2,130	2,140
[14]	Houston Independent School District GO	5.000%	2/15/26	7,290	7,483
[14]	Houston Independent School District GO	5.000%	2/15/27	225	230
[14]	Houston Independent School District GO	5.000%	2/15/28	3,500	3,662
[14]	Houston Independent School District GO	5.000%	2/15/28	5,735	5,860
[14]	Houston Independent School District GO	5.000%	2/15/29	5,205	5,318
[14]	Houston Independent School District GO	5.000%	2/15/30	1,135	1,159
[14]	Houston Independent School District GO	5.000%	2/15/31	210	214
[14]	Houston Independent School District GO	4.000%	2/15/33	500	504
[14]	Houston Independent School District GO	4.000%	2/15/34	11,820	11,878
[14]	Houston Independent School District GO	4.000%	2/15/35	12,100	12,149
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	4,655	4,984
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	2,090	2,227
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	400	450
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	100	105
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,045	5,273
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	90	94
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	7,850	7,860
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	350
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	5,420	5,527
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	2,400	2,596
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	12,705	13,989
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	1,540	1,691
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	10,000	11,400
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	10,000	11,417
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	10,140	11,532
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	10,000	11,306
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	4,300	4,214
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	1,310	1,311
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,096
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	320	332
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	1,954
132

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	7,970	7,976
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/45	50	45
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/47	250	194
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	18,500	17,870
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	6,320	6,585
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/54	5,000	5,433
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/26	18,015	16,866
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,266
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	1,230	1,080
[4]	Houston TX Combined Utility System Water Revenue, ETM	5.750%	12/1/32	240	288
	Houston TX GO	5.000%	3/1/25	155	156
	Houston TX GO	5.000%	3/1/25	380	382
	Houston TX GO	5.000%	3/1/26	2,180	2,237
	Houston TX GO	5.000%	3/1/26	5,060	5,192
	Houston TX GO	5.000%	3/1/27	1,820	1,908
	Houston TX GO	5.000%	3/1/28	475	486
	Houston TX GO	5.000%	3/1/28	7,120	7,430
	Houston TX GO	5.000%	3/1/28	1,295	1,382
	Houston TX GO	5.000%	3/1/29	240	250
	Houston TX GO	5.000%	3/1/29	8,745	9,479
	Houston TX GO	5.000%	3/1/31	1,355	1,503
	Houston TX GO	5.000%	3/1/34	225	253
	Houston TX GO	4.000%	3/1/35	2,460	2,468
	Houston TX GO	5.250%	3/1/43	1,200	1,315
	Houston TX GO	5.250%	3/1/49	7,665	8,378
	Houston TX GO	4.125%	3/1/51	8,050	7,790
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	601
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,031
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	500
[8]	Houston TX Hotel Occupancy Tax & Special Revenue	0.000%	9/1/30	35	28
[14]	Humble Independent School District GO	5.000%	2/15/47	840	895
[14]	Humble Independent School District GO	4.000%	2/15/54	2,895	2,785
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/50	19,100	18,661
[14]	Hutto Independent School District GO	5.000%	8/1/48	1,590	1,710
[14]	Hutto Independent School District GO PUT	2.000%	8/1/25	750	742
[3]	Hutto TX GO	4.125%	8/1/49	5,000	4,876
[3]	Hutto TX GO	4.250%	8/1/54	10,000	9,866
[14]	Irving Independent School District GO	5.000%	2/15/39	700	768
[14]	Irving Independent School District GO	5.000%	2/15/40	1,610	1,754
[14]	Irving Independent School District GO	5.000%	2/15/41	1,500	1,623
[14]	Irving Independent School District GO	5.000%	2/15/43	1,245	1,334
	Irving TX GO	5.000%	9/15/29	1,525	1,647
[14]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/40	1,070	755
[14]	Joshua Independent School District GO	4.000%	8/15/49	3,000	2,905
[14]	Judson Independent School District GO	4.000%	2/1/41	150	147
[14]	Judson Independent School District GO	4.000%	2/1/49	5,000	4,865
[14]	Judson Independent School District GO	5.000%	2/1/49	2,475	2,661
[14]	Judson Independent School District GO	4.000%	2/1/53	5,170	4,987
[14]	Judson Independent School District GO	5.000%	2/1/53	2,000	2,135
[14]	Katy Independent School District GO	5.000%	2/15/45	150	150
[14]	Katy Independent School District GO	5.000%	2/15/48	11,290	12,063
[14]	Katy Independent School District GO	4.000%	2/15/49	2,215	2,144
[14]	Katy Independent School District GO	3.000%	2/15/51	50	38
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	11,267
[14]	Keller TX Independent School District GO	4.000%	2/15/44	1,700	1,670
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,011
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	1,000	1,002
[14]	Killeen Independent School District GO	3.000%	2/15/44	25	20
[14]	Klein Independent School District GO	4.000%	8/1/40	17,765	17,475
	Lamar Consolidated Independent School District GO	4.000%	2/15/48	6,725	6,478
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	2,500	2,463
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	3,175	2,999
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/49	5,000	5,376
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	2,131
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/56	40	30
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	8,000	8,466
[4]	Lamar Consolidated Independent School District GO	5.500%	2/15/58	12,500	13,707
[14]	Lamar Consolidated Independent School District GO	5.250%	2/15/59	7,000	7,588
133

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	10,000	9,462
[14]	Leander Independent School District GO	5.000%	8/15/38	450	454
[14]	Leander Independent School District GO	5.000%	8/15/39	1,755	1,770
[14]	Leander Independent School District GO	5.000%	8/15/40	11,575	11,669
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	728
[14]	Leander Independent School District GO	0.000%	8/16/44	5,000	1,969
[14]	Leander Independent School District GO	5.000%	2/15/48	3,000	3,218
	Lewisville Independent School District GO	5.000%	8/15/25	25	25
[14]	Lewisville Independent School District GO	4.000%	8/15/26	565	568
[14]	Lewisville Independent School District GO	4.000%	8/15/27	4,340	4,367
	Lewisville Independent School District GO	5.000%	8/15/28	1,755	1,777
[14]	Lewisville Independent School District GO	5.000%	8/15/36	3,795	4,267
[14]	Lewisville Independent School District GO	5.000%	8/15/43	4,000	4,369
[14]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	962
[14]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	5,054
[14]	Liberty Hill Independent School District GO	5.000%	2/1/52	620	656
[14]	Liberty Hill Independent School District GO	5.000%	2/1/54	19,000	20,153
[14]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,135	5,145
	Little Elm Town TX GO	2.000%	8/1/37	1,295	981
	Lone Star College System GO	5.000%	8/15/42	100	103
	Lone Star College System GO	2.375%	2/15/51	120	75
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	8,010
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,000	3,115
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,570	1,584
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,490	1,567
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/29	205	206
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	3,000	3,291
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,100	3,420
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,515	1,695
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/40	100	99
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	4,650	4,672
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/43	1,395	1,439
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	660	674
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	1,460	1,522
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	945	990
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	2,915	3,049
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/48	130	133
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/48	2,500	2,727
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/49	5,050	4,548
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	2,780	2,872
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	3,980	4,279
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/53	5,000	5,429
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/54	10,000	10,761
	Lubbock County TX GO	2.000%	2/15/35	2,310	1,862
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/46	13,145	12,639
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/51	5,000	4,626
[14]	Mabank Independent School District GO	4.000%	8/15/49	4,250	4,128
[14]	Mansfield Independent School District GO	4.000%	2/15/49	125	120
[14]	Mansfield Independent School District GO	4.000%	2/15/49	6,570	6,361
[14]	Mansfield Independent School District GO	4.000%	2/15/54	5,500	5,270
	McLennan County TX GO	2.000%	6/1/39	880	610
[14]	Melissa Independent School District GO	4.000%	2/1/49	14,350	14,005
[14]	Melissa Independent School District GO	4.000%	2/1/54	12,500	11,906
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	100	69
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	5	3
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	15	8
[14]	Midland Independent School District GO	5.000%	2/15/50	13,955	14,434
[14]	Midland Independent School District GO	4.000%	2/15/54	6,055	5,841
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,371
[14]	Montgomery Independent School District GO	4.000%	2/15/48	2,300	2,233
[14]	Montgomery Independent School District GO	4.000%	2/15/53	2,855	2,740
[14]	New Braunfels Independent School District GO	4.000%	2/1/52	8,725	8,433
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	2,500	2,336
[14]	New Caney Independent School District GO	2.000%	2/15/39	1,000	725
[14]	New Caney Independent School District GO	2.000%	2/15/40	1,430	1,012
[14]	New Caney Independent School District GO	5.000%	2/15/48	1,880	2,025
[14]	New Caney Independent School District GO	4.000%	2/15/49	5,000	4,887
[14]	New Caney Independent School District GO	5.000%	2/15/53	2,500	2,674
[14]	New Caney Independent School District GO	4.000%	2/15/54	5,000	4,761
134

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University University Program)	4.000%	4/1/57	5,000	4,372
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	3,555	3,582
[14]	North East TX Independent School District GO	5.250%	2/1/27	660	694
[14]	North East TX Independent School District GO	5.250%	2/1/29	310	340
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,580
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	9,737
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	365
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,135
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	5,810
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/35	230	232
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,835	2,838
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,910	1,912
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	150	150
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,007
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,935	3,945
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,695	3,774
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,060	3,127
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,420	1,450
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,000	4,178
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	11,520	12,039
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,945	1,984
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	545	555
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,595	1,627
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	14,635	15,572
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,885	2,892
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	3,305	3,369
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	915	931
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,370	2,567
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	655	657
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	2,255	2,297
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,370	1,396
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	2,550	2,789
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,330	2,371
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,030	1,048
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,500	1,666
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,660	10,669
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,280	1,303
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,780	1,784
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	300	311
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,500	3,927
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	12,020	13,387
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,750	2,756
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	710	733
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	17,665	19,859
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	14,385	14,419
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,268
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	25	26
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,955	5,612
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	2,500	2,848
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	3,060	3,067
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	8,040	9,055
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,358
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	545	550
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	2,600	2,622
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	5,205	5,832
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	455	468
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	2,965	3,303
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	220	218
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	10,655	10,663
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	985	987
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	65	68
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	1,455	1,541
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	2,510	2,790
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	1,350	1,339
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,526
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,715	9,844
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	255	261
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	240	249
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,020	2,199
135

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,350	1,359
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,420	2,625
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	105	103
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	2,975	3,281
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	1,745	1,702
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	11,495	11,817
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	9,950	10,145
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	1,375	1,342
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/44	990	1,097
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	1,235	1,238
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/46	160	122
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	6,440	6,599
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	15,547
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	1,075	1,104
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	1,205	1,168
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,930	2,118
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,670	12,983
[9]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	12,015	12,066
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	1,940	1,949
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/31	2,515	3,065
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	8,175	7,378
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,635	1,425
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,710	2,278
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	6,630	5,350
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	180	139
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	15,346
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	6,015	4,300
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	137
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,550	6,928
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	3,345	2,104
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	7,675	4,620
[14]	Northside Independent School District GO	4.125%	8/15/54	5,090	4,986
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	4,075
[14]	Northside Independent School District GO PUT	3.000%	8/1/26	3,855	3,828
[14]	Northside Independent School District GO PUT	2.000%	6/1/27	3,625	3,486
[14]	Northwest Independent School District GO	5.000%	2/15/25	1,630	1,640
[14]	Northwest Independent School District GO	4.000%	2/15/48	1,785	1,743
[14]	Northwest Independent School District GO	5.000%	2/15/48	310	330
[14]	Northwest Independent School District GO	5.000%	2/15/48	3,260	3,468
[14]	Northwest Independent School District GO	5.000%	2/15/49	8,000	8,553
[14]	Pasadena Independent School District GO	5.000%	2/15/47	200	214
[14]	Pasadena Independent School District GO	4.000%	2/15/52	10,015	9,601
[14]	Pasadena Independent School District GO	4.250%	2/15/53	275	275
[14]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/25	1,455	1,457
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/26	5,180	5,383
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,660	7,043
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	430	483
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	1,000	1,123
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	6,445	7,321
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	1,660	1,881
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	2,520	2,879
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	215	243
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	12,125	13,851
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	1,310	1,474
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	15,000	17,272
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/35	4,115	4,859
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	6,050	6,852
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	4,915	5,460
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,257
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,000	1,006
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,740	4,136
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/52	2,000	1,992
	Pflugerville Independent School District GO	5.000%	2/15/48	7,280	7,561
	Pflugerville TX GO	1.750%	8/1/34	800	620
	Pflugerville TX GO	4.000%	8/1/49	1,830	1,747
	Pflugerville TX GO	4.125%	8/1/53	3,505	3,342
	Plano Independent School District GO	5.000%	2/15/25	10,000	10,048
	Plano Independent School District GO	5.000%	2/15/38	40	44
	Plano Independent School District GO	3.625%	2/15/39	3,000	2,893
	Plano Independent School District GO	3.750%	2/15/40	3,000	2,904
136

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plano Independent School District GO	5.000%	2/15/41	3,020	3,276
	Plano Independent School District GO	5.000%	2/15/42	2,000	2,162
	Plano Independent School District GO	5.000%	2/15/43	4,000	4,309
	Plano TX GO	2.000%	9/1/38	1,975	1,418
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	60	64
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/53	9,100	9,600
[14]	Prosper Independent School District GO	4.000%	2/15/48	2,405	2,370
[14]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,295
[14]	Prosper Independent School District GO	5.000%	2/15/49	70	72
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,682
[14]	Prosper Independent School District GO	4.000%	2/15/54	31,605	30,455
	Prosper TX GO	2.000%	2/15/35	2,035	1,641
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,515	1,521
[14]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,542
[14]	Richardson Independent School District GO	4.000%	2/15/49	3,500	3,389
[14]	Rockwall Independent School District GO	5.250%	2/15/48	85	92
[14]	Rockwall Independent School District GO	5.000%	2/15/52	1,000	1,052
[14]	Rockwall Independent School District GO	4.000%	2/15/53	20,825	20,019
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	1,170	1,175
[14]	Round Rock Independent School District GO	5.000%	8/1/30	1,775	1,936
[14]	Round Rock Independent School District GO	5.000%	8/1/31	1,725	1,875
[14]	Round Rock Independent School District GO	3.000%	8/1/33	490	470
[14]	Royse City TX Independent School District GO	5.000%	2/15/53	3,120	3,309
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/47	11,500	11,741
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/52	4,240	4,489
[14]	Salado Independent School GO	4.250%	2/15/54	5,000	4,985
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,566
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,720	2,973
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,224
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	10,110	9,741
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/34	7,500	8,296
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/35	5,000	5,508
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	600	602
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	17,695	17,776
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	11,350	11,629
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	230	245
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	498
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,330	13,760
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,846
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	670	691
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,105	3,171
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	285	291
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	725	782
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,280	1,374
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	1,984
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	6,000	6,638
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,197
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	2,909
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	600	657
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/41	3,105	3,445
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,512
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	12,000	12,544
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/46	3,170	3,461
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/47	1,000	944
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,380	5,493
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	3,605	3,754
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	1,000	1,042
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	10,450	11,229
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	12,000	13,148
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	10,000	10,957
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	7,500	8,248
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	5,000	5,498
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/49	5,000	5,604
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/54	9,520	10,123
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/54	5,000	5,316
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/54	5,000	5,455
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,315	1,282
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	3,845	3,845
	San Antonio TX GO	3.000%	8/1/35	240	223
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,540	1,548
137

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	San Antonio TX Independent School District GO	5.000%	8/15/52	12,140	12,862
[14]	San Antonio TX Independent School District GO, Prere.	5.000%	8/15/25	435	441
	San Antonio Water System Water Revenue	5.000%	5/15/33	740	764
	San Antonio Water System Water Revenue	5.000%	5/15/46	1,630	1,720
	San Antonio Water System Water Revenue	5.250%	5/15/48	7,005	7,615
	San Antonio Water System Water Revenue	5.250%	5/15/52	11,260	12,100
	San Antonio Water System Water Revenue	5.250%	5/15/52	5,000	5,413
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,081
	San Jacinto Community College District GO	4.000%	2/15/46	10	9
[14]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	3,000	3,291
[14]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,431
[14]	Sanger Independent School District GO	4.000%	8/15/52	7,030	6,710
	Seguin TX GO	5.250%	9/1/58	6,055	6,486
[3]	Sheldon Independent School District GO	5.000%	2/15/29	1,675	1,807
[14]	Sherman TX Independent School District GO	5.000%	2/15/48	3,100	3,312
[14]	Sherman TX Independent School District GO	5.000%	2/15/53	2,500	2,644
[14]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,500	1,442
	Smith County TX GO	5.000%	8/15/43	25	27
[14]	Socorro Independent School District GO	4.000%	8/15/44	1,425	1,397
[14]	Southwest Independent School District GO	4.000%	2/1/53	7,370	7,074
[14]	Spring Branch Independent School District GO	5.000%	2/1/25	4,175	4,190
[14]	Spring Branch Independent School District GO	5.000%	2/1/26	2,835	2,904
	Spring Independent School District GO	4.000%	8/15/52	7,950	7,674
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	15,865	15,270
	Tarrant County College District GO	5.000%	8/15/40	7,250	7,921
	Tarrant County TX GO	4.000%	7/15/47	2,775	2,688
	Temple College GO	3.000%	7/1/46	1,955	1,535
	Temple TX GO	2.125%	8/1/39	1,720	1,215
	Texas A&M University College & University Revenue	5.000%	5/15/25	3,055	3,085
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,940	4,067
	Texas A&M University College & University Revenue	5.000%	5/15/26	5,085	5,249
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,255	1,325
	Texas A&M University College & University Revenue	5.000%	5/15/27	7,530	7,947
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,210	1,274
	Texas A&M University College & University Revenue	3.000%	5/15/41	325	276
	Texas A&M University College & University Revenue	5.000%	5/15/41	5,000	5,545
	Texas A&M University College & University Revenue	5.000%	5/15/42	5,000	5,522
[14]	Texas City TX Independent School District GO	4.000%	8/15/53	4,925	4,753
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	6,615	6,729
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,545
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,170	2,258
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	8,055	8,381
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,055	1,093
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/32	8,005	9,100
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/33	22,200	25,451
	Texas GO	5.000%	10/1/25	1,025	1,027
	Texas GO	5.000%	10/1/25	800	814
	Texas GO	5.000%	10/1/26	460	461
	Texas GO	5.000%	10/1/26	1,045	1,062
	Texas GO	5.000%	10/1/27	360	361
	Texas GO	5.000%	10/1/27	2,935	2,981
	Texas GO	5.000%	10/1/27	1,355	1,358
	Texas GO	5.000%	10/1/27	5,000	5,313
	Texas GO	3.200%	10/1/28	7,450	7,420
	Texas GO	5.000%	10/1/28	3,355	3,406
	Texas GO	5.000%	10/1/28	1,350	1,353
	Texas GO	5.000%	10/1/29	5,475	5,772
	Texas GO	5.000%	10/1/29	1,060	1,076
	Texas GO	5.000%	10/1/30	295	310
	Texas GO	5.000%	10/1/30	120	126
	Texas GO	5.000%	10/1/30	3,000	3,329
	Texas GO	4.000%	10/1/31	840	840
	Texas GO	5.000%	10/1/31	520	545
	Texas GO	5.000%	10/1/31	10,400	10,542
	Texas GO	5.000%	10/1/31	45	47
	Texas GO	5.000%	10/1/31	12,470	13,994
	Texas GO	2.250%	8/1/32	1,000	881
	Texas GO	4.000%	10/1/32	12,900	12,908
	Texas GO	5.000%	10/1/32	6,095	6,376
	Texas GO	5.000%	10/1/32	19,640	19,898
138

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	10/1/32	55	58
	Texas GO	5.000%	10/1/32	50	51
	Texas GO	5.000%	10/1/32	20,300	23,030
	Texas GO	2.250%	8/1/33	1,000	862
	Texas GO	5.000%	10/1/33	6,165	6,438
	Texas GO	5.000%	10/1/33	110	115
	Texas GO	5.000%	10/1/34	1,540	1,606
	Texas GO	5.000%	10/1/34	105	109
	Texas GO	5.000%	10/1/34	12,010	13,853
	Texas GO	2.000%	8/1/35	2,000	1,595
	Texas GO	5.000%	10/1/35	9,370	9,482
	Texas GO	2.000%	8/1/36	3,000	2,341
	Texas GO	4.000%	10/1/36	4,120	4,121
	Texas GO	5.000%	10/1/36	12,275	12,415
	Texas GO	5.000%	5/15/40	1,595	1,604
	Texas GO	5.000%	8/1/41	3,000	3,022
	Texas GO	5.000%	4/1/46	235	238
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/35	1,105	1,013
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/37	2,100	1,555
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/39	3,705	3,178
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	2,595	1,980
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	995
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,041
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	991
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	220	235
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/32	365	388
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/33	1,355	1,436
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/35	4,925	5,189
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	310	326
[4]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,570	3,985
	Texas State University System College & University Revenue	5.000%	3/15/26	3,000	3,084
	Texas State University System College & University Revenue	5.000%	3/15/27	2,415	2,532
	Texas State University System College & University Revenue	5.000%	3/15/28	3,640	3,816
	Texas State University System College & University Revenue	5.000%	3/15/29	1,260	1,318
	Texas State University System College & University Revenue	5.000%	3/15/30	12,000	13,224
	Texas State University System College & University Revenue	5.000%	3/15/31	245	254
	Texas State University System College & University Revenue	4.000%	3/15/49	3,500	3,394
	Texas State University System College & University Revenue	5.250%	3/15/54	5,000	5,403
	Texas Transportation Commission GO	5.000%	4/1/28	2,210	2,370
	Texas Transportation Commission GO	5.000%	4/1/31	1,500	1,679
	Texas Transportation Commission GO	5.000%	4/1/32	5,195	5,873
	Texas Transportation Commission GO	5.000%	4/1/33	10,000	11,406
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/46	1,000	347
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/47	2,000	658
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/48	1,000	312
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/49	5,750	1,698
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/50	2,085	582
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/51	5,195	1,371
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/52	5,000	1,247
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/53	500	118
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/57	2,500	2,543
	Texas Water Development Board Water Revenue	5.000%	4/15/25	410	413
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,215	1,250
	Texas Water Development Board Water Revenue	5.000%	4/15/29	250	264
	Texas Water Development Board Water Revenue	5.000%	10/15/29	13,930	14,135
	Texas Water Development Board Water Revenue	5.000%	4/15/30	170	179
	Texas Water Development Board Water Revenue	5.000%	10/15/30	1,130	1,147
	Texas Water Development Board Water Revenue	5.000%	4/15/31	3,540	3,790
	Texas Water Development Board Water Revenue	5.000%	10/15/31	3,205	3,365
	Texas Water Development Board Water Revenue	4.000%	10/15/32	620	631
	Texas Water Development Board Water Revenue	4.000%	10/15/32	1,815	1,825
	Texas Water Development Board Water Revenue	5.000%	10/15/32	10,285	10,974
	Texas Water Development Board Water Revenue	5.000%	8/1/33	1,195	1,311
	Texas Water Development Board Water Revenue	3.000%	10/15/33	120	114
	Texas Water Development Board Water Revenue	4.000%	10/15/33	2,895	2,980
139

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,545	1,569
	Texas Water Development Board Water Revenue	5.000%	8/1/34	7,535	8,459
	Texas Water Development Board Water Revenue	4.000%	10/15/34	4,900	4,965
	Texas Water Development Board Water Revenue	4.000%	10/15/34	2,115	2,163
	Texas Water Development Board Water Revenue	4.000%	10/15/34	2,405	2,467
	Texas Water Development Board Water Revenue	4.000%	10/15/34	1,860	1,868
	Texas Water Development Board Water Revenue	3.000%	10/15/35	140	130
	Texas Water Development Board Water Revenue	4.000%	10/15/35	580	587
	Texas Water Development Board Water Revenue	4.000%	10/15/35	4,260	4,356
	Texas Water Development Board Water Revenue	4.000%	10/15/35	530	541
	Texas Water Development Board Water Revenue	5.000%	10/15/35	3,205	3,587
	Texas Water Development Board Water Revenue	4.000%	10/15/36	385	389
	Texas Water Development Board Water Revenue	4.000%	10/15/36	130	132
	Texas Water Development Board Water Revenue	4.450%	10/15/36	580	620
	Texas Water Development Board Water Revenue	4.000%	10/15/37	680	692
	Texas Water Development Board Water Revenue	4.000%	10/15/37	310	313
	Texas Water Development Board Water Revenue	5.000%	10/15/37	5,065	5,692
	Texas Water Development Board Water Revenue	4.000%	4/15/38	2,685	2,705
	Texas Water Development Board Water Revenue	4.000%	10/15/38	80	81
	Texas Water Development Board Water Revenue	5.000%	10/15/38	4,010	4,236
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,642
	Texas Water Development Board Water Revenue	2.500%	10/15/39	3,000	2,288
	Texas Water Development Board Water Revenue	3.000%	10/15/39	1,000	895
	Texas Water Development Board Water Revenue	3.000%	10/15/39	1,270	1,127
	Texas Water Development Board Water Revenue	4.600%	10/15/39	1,500	1,610
	Texas Water Development Board Water Revenue	5.000%	10/15/39	5,000	5,617
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,909
	Texas Water Development Board Water Revenue	4.000%	10/15/40	10,500	10,411
	Texas Water Development Board Water Revenue	4.650%	10/15/40	1,000	1,063
	Texas Water Development Board Water Revenue	4.650%	10/15/40	11,625	12,430
	Texas Water Development Board Water Revenue	5.000%	10/15/40	5,000	5,587
	Texas Water Development Board Water Revenue	5.000%	8/1/41	100	109
	Texas Water Development Board Water Revenue	4.000%	10/15/41	6,865	6,826
	Texas Water Development Board Water Revenue	4.700%	10/15/41	4,615	4,899
	Texas Water Development Board Water Revenue	4.700%	10/15/41	1,500	1,602
	Texas Water Development Board Water Revenue	5.000%	10/15/42	4,845	5,002
	Texas Water Development Board Water Revenue	4.000%	10/15/43	18,810	18,916
	Texas Water Development Board Water Revenue	4.000%	10/15/43	2,500	2,488
	Texas Water Development Board Water Revenue	4.750%	10/15/43	3,450	3,668
	Texas Water Development Board Water Revenue	5.000%	10/15/43	1,730	1,799
	Texas Water Development Board Water Revenue	4.000%	10/15/44	14,895	14,700
	Texas Water Development Board Water Revenue	5.000%	10/15/44	4,000	4,395
	Texas Water Development Board Water Revenue	4.000%	10/15/45	10,000	9,822
	Texas Water Development Board Water Revenue	4.000%	10/15/45	340	328
	Texas Water Development Board Water Revenue	5.000%	10/15/45	6,855	6,911
	Texas Water Development Board Water Revenue	5.000%	10/15/46	890	909
	Texas Water Development Board Water Revenue	5.250%	10/15/46	100	103
	Texas Water Development Board Water Revenue	5.000%	10/15/47	320	328
	Texas Water Development Board Water Revenue	5.000%	4/15/49	7,475	7,769
	Texas Water Development Board Water Revenue	4.000%	10/15/49	14,275	13,750
	Texas Water Development Board Water Revenue	4.000%	10/15/50	50	48
	Texas Water Development Board Water Revenue	4.000%	4/15/51	10,550	10,098
	Texas Water Development Board Water Revenue	4.000%	10/15/51	6,585	6,306
	Texas Water Development Board Water Revenue	4.250%	10/15/51	6,000	5,975
	Texas Water Development Board Water Revenue	4.000%	10/15/52	10	9
	Texas Water Development Board Water Revenue	5.000%	10/15/53	6,925	7,464
	Texas Water Development Board Water Revenue	4.000%	10/15/54	7,000	6,580
	Texas Water Development Board Water Revenue	4.375%	10/15/54	3,500	3,512
	Texas Water Development Board Water Revenue	5.000%	10/15/57	5,965	6,330
	Texas Water Development Board Water Revenue	5.000%	10/15/58	6,805	7,259
	Texas Water Development Board Water Revenue	4.375%	10/15/59	22,500	22,395
[14]	Tomball Independent School District GO	5.000%	2/15/48	4,955	5,290
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	435	428
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/32	130	126
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	3,660	3,863
	University of Houston College & University Revenue	5.000%	2/15/29	2,365	2,417
	University of Houston College & University Revenue	5.000%	2/15/36	435	443
	University of Houston College & University Revenue	5.000%	2/15/37	120	122
	University of Houston College & University Revenue	5.000%	2/15/42	225	241
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,138
140

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Van Alstyne TX GO	2.000%	2/15/36	720	551
[14]	Venus Independent School District GO	3.000%	8/15/41	1,535	1,312
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/49	3,000	3,220
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/54	6,500	6,049
[14]	Waco Independent School District GO	4.125%	8/15/53	1,625	1,578
	Waco TX GO	5.000%	2/1/49	5,000	5,346
	Waco TX GO	5.250%	2/1/54	11,000	11,928
[14]	Waller Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,775
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/44	2,000	2,003
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/48	3,000	2,908
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/53	4,020	3,858
[14]	Waxahachie Independent School District GO	5.000%	2/15/48	3,800	4,075
[14]	Waxahachie Independent School District GO	4.000%	2/15/49	10,000	9,758
[14]	Waxahachie Independent School District GO	4.000%	2/15/53	5,000	4,799
[14]	Waxahachie Independent School District GO	4.250%	2/15/53	2,250	2,259
	Webster TX GO	2.000%	3/1/38	975	728
	Webster TX GO	2.000%	3/1/39	995	720
[3]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	10,165	8,689
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/58	120	85
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,100	1,086
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,465	1,405
	Williamson County TX GO	4.000%	2/15/28	18,440	19,045
	Williamson County TX GO	5.000%	2/15/29	5,000	5,437
	Williamson County TX GO	5.000%	2/15/30	5,100	5,622
	Williamson County TX GO	5.000%	2/15/31	5,000	5,574
	Williamson County TX GO	2.375%	2/15/37	3,790	3,008
[14]	Wylie Independent School District/Collin County GO	5.250%	8/15/49	3,200	3,489
[14]	Wylie Independent School District/Collin County GO	5.250%	8/15/54	3,000	3,261
[14]	Wylie Taylor County Independent School District GO	4.250%	2/15/54	4,100	4,088
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,103
[14]	Ysleta Independent School District GO	4.000%	8/15/50	110	106
[14]	Ysleta Independent School District GO	4.250%	8/15/56	13,295	13,111
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	8,345	8,463
					4,316,932
Utah (0.6%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/31	2,565	2,390
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/32	2,650	2,461
	Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/33	2,725	2,539
	Canyons School District (Utah School Board Guaranty Program) GO	2.950%	6/15/34	2,000	1,841
	Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/35	2,890	2,718
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	10,000	9,809
	Davis School District GO (Utah School Board Guaranty Program)	2.600%	6/1/31	3,900	3,591
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	145	156
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	3,185	3,493
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	320	351
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	35	39
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,125	1,246
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	1,485	1,664
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	160	179
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	300	335
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	120	136
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	220	248
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,095	1,213
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	230	258
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	385	425
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	355	397
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/36	35	39
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	655	717
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	1,270	1,407
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	145	158
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	1,385	1,530
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	2,115	2,325
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	245	267
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	1,010	1,095
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	2,230	2,442
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	7,260	7,916
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	6,930	7,505
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	4,885	5,371
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	2,330	2,487
141

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	2,245	2,385
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/45	10	11
	Jordan School District GO	4.000%	6/15/29	2,450	2,462
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	153
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/46	5,460	5,772
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/47	1,605	1,635
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	910
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,291
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,009
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/52	15	15
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	1,000	1,055
	Salt Lake County UT GO	2.700%	12/15/31	1,635	1,540
	Salt Lake County UT GO	2.800%	12/15/32	800	749
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/54	4,000	4,277
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/37	1,975	1,491
	University of Utah College & University Revenue	5.000%	8/1/25	1,150	1,166
	University of Utah College & University Revenue	4.000%	8/1/33	440	446
	University of Utah College & University Revenue	5.250%	8/1/53	260	284
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	115	128
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/38	30	33
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/40	105	115
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,855	7,467
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	5.000%	8/1/46	1,945	2,072
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/51	5,000	4,823
	Utah GO	5.000%	7/1/25	2,355	2,384
	Utah GO	5.000%	7/1/26	6,985	7,233
	Utah GO	5.000%	7/1/26	6,765	7,005
	Utah GO	5.000%	7/1/28	4,640	5,014
	Utah GO	5.000%	7/1/29	330	359
	Utah GO	5.000%	7/1/30	1,305	1,418
	Utah GO	5.000%	7/1/31	30	32
	Utah GO	3.000%	7/1/33	8,650	8,345
	Utah GO	3.000%	7/1/34	3,450	3,301
	Utah GO, Prere.	3.500%	1/1/25	21,970	21,972
[4]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,361
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	779
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	6,010	6,116
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	30	33
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	409
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	140	142
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	6,366
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	5,000	5,712
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	4,000	4,550
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	5,990	6,778
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	5,000	5,660
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	1,500	1,678
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	5,015	5,638
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,280	1,286
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,390	1,397
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	535	538
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	3,060	3,074
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	8,375	8,465
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,715	2,744
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	365	369
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	290	293
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,895	2,926
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,030	7,106
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	51
	Weber School District GO	2.125%	6/15/32	1,670	1,451
					242,022
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	14,140	13,993
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	184
					14,177
Virginia (1.1%)
	Alexandria VA GO	3.000%	7/15/46	25	20
	Arlington County VA GO	2.500%	8/15/29	2,040	1,950
[4]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	1,775	1,806
142

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	9,305	9,330
Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/48	7,000	7,558
Commonwealth of Virginia GO	5.000%	6/1/26	1,300	1,343
Commonwealth of Virginia GO	5.000%	6/1/27	180	182
Fairfax County VA GO	4.000%	10/1/26	435	442
Fairfax County VA GO	4.000%	10/1/27	4,290	4,359
Fairfax County VA GO	4.000%	10/1/28	40	41
Fairfax County VA GO	4.000%	10/1/42	10,000	10,163
Fairfax County VA Sewer Revenue	5.000%	7/15/49	2,500	2,728
Fairfax County VA Sewer Revenue	4.000%	7/15/51	2,500	2,461
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	195	202
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	10,000	9,691
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	1,100	1,154
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/60	3,500	3,643
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	825	871
Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	5,485	5,661
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	19,525	20,277
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,190	2,253
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	805	860
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	3,530	3,826
Loudoun County Economic Development Authority Lease (Appropriation) Revenue (Loudoun County Roads & Public Facilities Project)	3.000%	12/1/36	3,500	3,199
Loudoun County VA GO	2.000%	12/1/34	1,000	816
Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/47	1,500	1,609
Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/52	2,500	2,670
Richmond VA GO	3.375%	3/1/41	1,450	1,339
Richmond VA Public Utility Water Revenue	4.000%	1/15/37	7,225	7,243
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	165	169
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	2,730	2,795
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	415	425
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	215	220
University of Virginia College & University Revenue	5.000%	4/1/38	1,925	2,002
University of Virginia College & University Revenue	5.000%	4/1/39	2,590	2,690
University of Virginia College & University Revenue	5.000%	4/1/42	20	21
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,316
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,430
University of Virginia College & University Revenue	5.000%	4/1/47	6,000	6,185
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	5,987
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/35	2,000	1,850
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	320	321
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	1,020	1,046
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	55	55
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,304
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	550	524
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	45	45
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	4,105	4,196
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	7,322
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,025	4,616
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	3,085	2,763
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/39	400	352
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	495	497
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	715	718
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	3,040	3,051
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	440	451
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	11,000	11,279
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	820	860
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	525	562
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	5,770	6,172
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	3,000	3,209
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	160	168
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	695	743
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	1,425	1,522
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	830	903
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	3,130	3,407
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	780	849
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	340	370
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	3,705	4,091
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	4,090	4,516
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	1,125	1,218
143

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	200	209
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	1,575	1,672
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	4,160	4,646
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/32	240	231
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	3,795	4,288
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	3,510	4,009
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	40	40
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,130	3,541
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,115	3,524
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,505	1,411
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	1,620	1,826
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	3,225	3,633
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	5	6
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36	2,000	2,016
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	1,535	1,724
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	285	315
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	1,050	1,172
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	80	88
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/39	20	22
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	1,820	1,997
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	3,615	3,918
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	5,000	5,560
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	1,955	1,957
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	6,360	6,387
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	30	30
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	160	161
Virginia College Building Authority College & University Revenue	3.000%	9/1/26	85	85
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	605	627
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/44	13,215	13,153
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/25	4,335	4,351
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	95	97
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/27	195	204
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	9,875	9,112
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	2,000	1,798
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	1,250	1,103
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	100	87
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	2,015	2,035
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	3,820	3,943
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,720	2,871
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	640	681
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	8,745	9,298
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/32	2,095	2,214
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,547
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	280	283
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	252
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/42	3,485	3,482
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/36	9,395	8,685
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,520
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	2,000	2,270
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/34	16,995	17,777
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,545	1,605
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	6,265	6,472
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,735	3,759
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	220	224
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	360	370
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	225	234
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	460	484
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	1,400	1,488
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,850	3,903
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,560	5,636
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,455	3,585
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,435	2,583
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	525	555
144

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/31	5,375	6,059
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	220	246
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	685	764
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	70	72
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	325	333
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/37	250	278
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,885	3,940
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/42	4,000	4,030
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	1,860	1,886
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	6,030	6,124
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,675	1,698
	Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,643
	Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,519
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/41	50	49
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	7,175	7,008
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/53	1,520	1,637
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/58	1,000	957
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/63	3,000	2,964
					424,880
Washington (2.9%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,145	8,349
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	4,055	4,719
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	1,550	1,652
[6]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/28	10	10
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	1,185	1,286
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,025	2,231
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	1,575	1,754
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	325	366
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	1,330	1,494
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/33	1,845	2,065
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/34	310	345
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	3,795	3,481
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	570	628
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	1,475	1,488
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	185	199
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	21,255	20,871
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	2,485	2,508
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,515	4,600
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	7,020	7,152
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,800	1,834
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	9,425	9,603
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,465	4,549
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,645	1,676
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	19,520	19,888
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	5,315	5,415
[6]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	295	254
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	10,775	10,912
	Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	1,710	1,730
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	1,070	1,084
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	3,270	3,389
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	5,220	5,281
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	5,060	5,225
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	2,910	3,067
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	5,000	5,267
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	5,190	5,548
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	4,180	4,456
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,185	1,343
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,845	1,963
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	2,030	2,160
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	310	313
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	1,380	1,443
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	160	181
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	1,030	1,094
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	2,750	2,916
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	1,485	1,575
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	370	420
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	3,875	4,382
145

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/35	760	817
Energy Northwest Nuclear Revenue	5.000%	7/1/35	3,725	4,048
Energy Northwest Nuclear Revenue	5.000%	7/1/36	8,040	8,606
Energy Northwest Nuclear Revenue	5.000%	7/1/36	830	927
Energy Northwest Nuclear Revenue	5.000%	7/1/36	805	873
Energy Northwest Nuclear Revenue	5.000%	7/1/37	355	394
Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,260	7,013
Energy Northwest Nuclear Revenue	5.000%	7/1/37	485	518
Energy Northwest Nuclear Revenue	4.000%	7/1/38	7,235	7,059
Energy Northwest Nuclear Revenue	5.000%	7/1/38	1,000	1,067
Energy Northwest Nuclear Revenue	5.000%	7/1/38	3,325	3,713
Energy Northwest Nuclear Revenue	5.000%	7/1/38	7,070	7,999
Energy Northwest Nuclear Revenue	5.000%	7/1/39	7,500	8,440
Energy Northwest Nuclear Revenue	5.000%	7/1/40	14,230	15,389
Energy Northwest Nuclear Revenue	5.000%	7/1/41	755	813
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	390	395
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/26	4,000	4,145
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	165	175
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	5,060	5,125
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,635	2,731
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,290	1,337
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	5,455	5,653
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	2,015	2,131
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	4,020	4,251
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	5,510	5,816
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	6,060	6,534
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,095	3,134
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	2,005	2,078
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	225	228
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	515	545
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	1,370	1,477
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	13,130	13,297
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	1,755	1,853
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	1,570	1,640
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/26	2,495	2,610
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/36	225	237
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/39	120	133
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	2,500	2,790
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/42	2,500	2,767
King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,380	1,464
King County School District No. 210 Federal Way GO	3.000%	12/1/39	130	114
King County School District No. 403 Renton GO	4.000%	12/1/39	1,480	1,505
King County School District No. 403 Renton GO	4.000%	12/1/40	1,750	1,765
King County School District No. 403 Renton GO	4.000%	12/1/41	1,955	1,964
King County School District No. 411 Issaquah GO	3.000%	12/1/30	490	472
King County School District No. 411 Issaquah GO	4.000%	12/1/31	7,470	7,525
King County School District No. 411 Issaquah GO	5.000%	12/1/32	1,455	1,512
King County School District No. 414 Lake Washington GO	4.000%	12/1/27	630	652
King County School District No. 414 Lake Washington GO	4.000%	12/1/28	215	225
King County School District No. 414 Lake Washington GO	4.000%	12/1/29	490	516
King County WA GO	4.000%	1/1/26	550	557
King County WA GO	5.000%	1/1/30	1,625	1,796
King County WA GO	4.000%	7/1/30	1,645	1,672
King County WA GO	5.000%	1/1/32	2,925	3,281
King County WA Sewer Revenue	4.000%	7/1/31	250	252
King County WA Sewer Revenue	4.000%	7/1/35	1,320	1,325
King County WA Sewer Revenue	4.000%	7/1/40	500	492
King County WA Sewer Revenue	4.000%	7/1/41	10,000	9,702
King County WA Sewer Revenue	4.000%	7/1/45	15	14
King County WA Sewer Revenue PUT	0.875%	1/1/26	20,740	20,076
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	7,615	7,634
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	9,050	9,073
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/48	2,500	2,709
Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,202
Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,200	3,268
Pierce County School District No. 403 Bethel GO	5.000%	12/1/43	5,000	5,495
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	689
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,000	7,804
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/44	755	726
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	785
146

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	110	110
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	70	78
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/43	4,025	4,228
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	2,390	2,343
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	370	360
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/45	600	575
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/46	2,195	2,141
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/47	320	342
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	2,210	2,130
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	3,000	3,214
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/53	1,850	1,976
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/54	2,890	3,112
	Snohomish County WA GO	2.000%	12/1/31	5,565	4,779
	Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	415	443
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/37	525	538
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/38	370	376
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	730	739
	Spokane WA GO	4.000%	12/1/31	1,475	1,516
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	15,945	15,043
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/46	395	418
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/49	2,000	2,142
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/54	2,000	2,126
	University of Washington College & University Revenue	4.000%	6/1/37	1,045	1,047
	University of Washington College & University Revenue	4.000%	12/1/41	5,020	4,975
	University of Washington College & University Revenue	3.125%	7/1/42	3,235	2,687
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,029
	University of Washington College & University Revenue	3.250%	7/1/43	125	104
	University of Washington College & University Revenue PUT	4.000%	8/1/27	3,700	3,767
	Washington Economic Development Finance Authority College & University Revenue	4.000%	6/1/38	6,395	6,133
	Washington GO	5.000%	7/1/25	295	296
	Washington GO	5.000%	7/1/25	700	708
	Washington GO	5.000%	7/1/25	2,525	2,555
	Washington GO	5.000%	7/1/25	2,725	2,757
	Washington GO	5.000%	7/1/25	2,200	2,205
	Washington GO	5.000%	7/1/25	10,805	10,934
	Washington GO	5.000%	8/1/25	2,940	2,980
	Washington GO	5.000%	8/1/25	3,215	3,259
	Washington GO	4.000%	7/1/26	20,960	21,296
	Washington GO	5.000%	7/1/26	395	404
	Washington GO	5.000%	7/1/26	7,730	7,978
[7]	Washington GO	5.000%	7/1/26	6,000	6,189
[7]	Washington GO	5.000%	7/1/26	10,000	10,315
	Washington GO	4.000%	7/1/27	14,755	15,214
	Washington GO	4.000%	7/1/27	350	361
	Washington GO	5.000%	7/1/27	780	782
	Washington GO	5.000%	7/1/27	20	20
	Washington GO	5.000%	7/1/27	2,005	2,011
	Washington GO	5.000%	7/1/27	480	507
	Washington GO	5.000%	7/1/27	355	363
[7]	Washington GO	5.000%	7/1/27	15,000	15,800
[7]	Washington GO	5.000%	7/1/27	7,500	7,900
	Washington GO	5.000%	8/1/27	1,035	1,071
	Washington GO	5.000%	8/1/27	1,445	1,530
	Washington GO	5.000%	8/1/27	10,190	10,786
	Washington GO	5.000%	2/1/28	2,015	2,151
	Washington GO	4.000%	7/1/28	380	396
	Washington GO	4.000%	7/1/28	1,170	1,220
	Washington GO	5.000%	7/1/28	885	887
	Washington GO	5.000%	7/1/28	500	501
	Washington GO	5.000%	7/1/28	1,825	1,867
	Washington GO	5.000%	7/1/28	6,850	6,869
	Washington GO	5.000%	8/1/28	1,650	1,744
	Washington GO	5.000%	8/1/28	1,950	2,017
	Washington GO	5.000%	8/1/28	5,555	5,983
	Washington GO	5.000%	8/1/28	10,865	11,702
	Washington GO	4.000%	7/1/29	15,000	15,747
	Washington GO	5.000%	7/1/29	1,300	1,303
	Washington GO	5.000%	7/1/29	1,265	1,293
	Washington GO	5.000%	7/1/29	205	206
	Washington GO	5.000%	8/1/29	10,660	11,012
147

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/29	395	417
	Washington GO	5.000%	8/1/29	2,760	3,021
	Washington GO	4.000%	7/1/30	2,250	2,370
	Washington GO	5.000%	7/1/30	15,830	15,870
	Washington GO	5.000%	7/1/30	730	745
	Washington GO	5.000%	7/1/30	2,665	2,672
[7]	Washington GO	5.000%	7/1/30	20,500	22,694
	Washington GO	5.000%	8/1/30	2,460	2,535
	Washington GO	5.000%	8/1/30	390	411
	Washington GO	5.000%	8/1/30	2,000	2,102
	Washington GO	5.000%	8/1/30	2,500	2,635
	Washington GO	5.000%	8/1/30	1,065	1,181
	Washington GO	4.000%	7/1/31	3,685	3,688
	Washington GO	5.000%	7/1/31	3,410	3,418
	Washington GO	5.000%	7/1/31	2,000	2,005
	Washington GO	5.000%	7/1/31	3,185	3,193
	Washington GO	5.000%	7/1/31	1,640	1,671
[7]	Washington GO	5.000%	7/1/31	12,500	13,996
	Washington GO	5.000%	8/1/31	2,910	2,992
	Washington GO	5.000%	8/1/31	220	231
	Washington GO	5.000%	8/1/31	9,015	10,109
	Washington GO	5.000%	8/1/31	280	314
	Washington GO	5.000%	7/1/32	5,965	5,979
	Washington GO	5.000%	7/1/32	3,505	3,513
	Washington GO	5.000%	7/1/32	485	494
[7]	Washington GO	5.000%	7/1/32	15,500	17,550
	Washington GO	5.000%	8/1/32	3,810	3,852
	Washington GO	5.000%	8/1/32	5,530	5,796
	Washington GO	5.000%	8/1/32	5,440	5,715
	Washington GO	5.000%	8/1/32	695	788
	Washington GO	5.000%	8/1/32	595	675
	Washington GO	5.000%	8/1/32	10,000	11,338
	Washington GO	5.000%	2/1/33	130	146
	Washington GO	5.000%	7/1/33	480	481
	Washington GO	5.000%	7/1/33	2,125	2,162
[7]	Washington GO	5.000%	7/1/33	4,880	5,571
	Washington GO	5.000%	8/1/33	850	859
	Washington GO	5.000%	8/1/33	2,625	2,748
	Washington GO	5.000%	8/1/33	495	557
	Washington GO	5.000%	8/1/33	1,155	1,210
	Washington GO	5.000%	8/1/33	5,065	5,789
	Washington GO	5.000%	2/1/34	55	61
	Washington GO	5.000%	7/1/34	205	233
	Washington GO	5.000%	8/1/34	310	318
	Washington GO	5.000%	8/1/34	250	253
	Washington GO	5.000%	8/1/34	1,530	1,696
	Washington GO	5.000%	8/1/34	100	114
	Washington GO	5.000%	8/1/34	150	168
	Washington GO	5.000%	2/1/35	5,300	5,748
	Washington GO	5.000%	2/1/35	490	545
	Washington GO	5.000%	8/1/35	720	751
	Washington GO	5.000%	8/1/35	3,835	4,290
	Washington GO	5.000%	8/1/35	425	444
	Washington GO	5.000%	8/1/35	3,200	3,662
	Washington GO	5.000%	2/1/36	2,355	2,542
	Washington GO	5.000%	2/1/36	275	305
	Washington GO	5.000%	7/1/36	525	592
[7]	Washington GO	5.000%	7/1/36	1,000	1,145
	Washington GO	5.000%	8/1/36	1,535	1,550
	Washington GO	5.000%	8/1/36	30	33
	Washington GO	5.000%	8/1/36	10,325	11,773
	Washington GO	5.000%	2/1/37	145	161
	Washington GO	5.000%	2/1/37	360	388
	Washington GO	5.000%	8/1/37	8,575	8,657
	Washington GO	5.000%	8/1/37	1,215	1,243
	Washington GO	5.000%	8/1/37	5,385	5,760
	Washington GO	5.000%	8/1/37	105	118
	Washington GO	5.000%	8/1/37	440	484
	Washington GO	5.000%	2/1/38	20	22
	Washington GO	5.000%	2/1/38	305	320
148

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	6/1/38	2,105	2,271
[7]	Washington GO	5.000%	7/1/38	2,500	2,830
	Washington GO	5.000%	8/1/38	1,500	1,621
	Washington GO	5.000%	8/1/38	125	137
	Washington GO	5.000%	8/1/38	5,000	5,602
	Washington GO	5.000%	8/1/38	205	230
	Washington GO	5.000%	8/1/38	65	72
	Washington GO	5.000%	8/1/38	10,060	11,389
	Washington GO	5.000%	2/1/39	2,095	2,300
	Washington GO	5.000%	2/1/39	265	284
	Washington GO	5.000%	2/1/39	420	439
	Washington GO	5.000%	6/1/39	1,190	1,279
[7]	Washington GO	5.000%	7/1/39	3,750	4,239
	Washington GO	5.000%	8/1/39	3,175	3,201
	Washington GO	5.000%	8/1/39	615	628
	Washington GO	5.000%	8/1/39	1,290	1,389
	Washington GO	5.000%	8/1/39	7,530	8,397
	Washington GO	5.000%	8/1/39	10	11
	Washington GO	5.000%	8/1/39	5,170	5,823
	Washington GO	5.000%	8/1/39	4,500	4,914
	Washington GO	5.000%	2/1/40	1,895	2,066
	Washington GO	5.000%	2/1/40	2,630	2,807
	Washington GO	5.000%	2/1/40	500	515
	Washington GO	5.000%	6/1/40	8,275	8,864
	Washington GO	5.000%	8/1/40	675	680
	Washington GO	5.000%	8/1/40	1,365	1,465
	Washington GO	5.000%	8/1/40	2,190	2,375
	Washington GO	5.000%	8/1/40	3,875	4,244
	Washington GO	5.000%	8/1/40	7,500	8,294
	Washington GO	5.000%	8/1/40	290	308
	Washington GO	5.000%	8/1/40	4,045	4,514
	Washington GO	5.000%	2/1/41	6,760	7,340
	Washington GO	5.000%	2/1/41	50	55
	Washington GO	5.000%	2/1/41	50	51
	Washington GO	5.000%	6/1/41	2,870	3,065
	Washington GO	5.000%	8/1/41	2,665	2,880
	Washington GO	5.000%	8/1/41	3,610	3,780
	Washington GO	5.000%	8/1/41	1,095	1,171
	Washington GO	5.000%	8/1/41	20	21
	Washington GO	5.000%	8/1/41	40	44
	Washington GO	5.000%	8/1/41	45	49
	Washington GO	5.000%	2/1/42	3,190	3,316
	Washington GO	5.000%	2/1/42	2,200	2,336
	Washington GO	5.000%	2/1/42	1,500	1,542
	Washington GO	5.000%	2/1/42	1,010	1,093
	Washington GO	5.000%	2/1/42	30	32
	Washington GO	5.000%	2/1/42	15	16
	Washington GO	5.000%	2/1/42	1,015	1,119
	Washington GO	5.000%	8/1/42	5,655	6,034
	Washington GO	5.000%	8/1/42	10,000	10,966
	Washington GO	5.000%	8/1/42	1,260	1,317
	Washington GO	5.000%	8/1/42	565	614
	Washington GO	5.000%	8/1/42	390	412
	Washington GO	5.000%	2/1/43	80	85
	Washington GO	5.000%	2/1/43	65	71
	Washington GO	5.000%	8/1/43	1,070	1,116
	Washington GO	5.000%	8/1/43	6,300	6,767
	Washington GO	5.000%	8/1/43	320	337
	Washington GO	5.000%	8/1/43	840	894
	Washington GO	5.000%	2/1/44	3,670	3,879
	Washington GO	5.000%	2/1/44	490	527
	Washington GO	5.000%	2/1/44	795	863
	Washington GO	5.000%	8/1/44	705	749
	Washington GO	5.000%	8/1/44	90	98
	Washington GO	5.000%	8/1/44	615	647
	Washington GO	5.000%	2/1/45	250	266
	Washington GO	5.000%	6/1/45	1,120	1,180
	Washington GO	5.000%	8/1/45	430	463
	Washington GO	5.000%	2/1/46	2,930	3,104
	Washington GO	5.000%	8/1/46	320	343
149

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/46	30	32
	Washington GO	5.000%	2/1/47	11,000	11,682
	Washington GO	5.000%	8/1/48	5,000	5,352
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,781
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,200	5,282
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	9,950	6,699
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	5,345	3,712
[4]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	812
[4]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	2,920	2,136
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,665	3,261
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	75	65
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,480
	Washington State University College & University Revenue	5.000%	4/1/40	190	191
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	440	410
					1,101,374
West Virginia (0.0%)
[4]	Marshall University College & University Revenue	3.000%	5/1/46	385	311
	West Virginia GO	5.000%	12/1/41	35	36
	West Virginia GO	4.000%	6/1/42	1,465	1,442
	West Virginia GO	4.000%	12/1/42	1,205	1,186
	West Virginia GO	5.000%	12/1/43	70	73
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/34	1,180	1,167
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,700	2,807
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/47	3,330	3,201
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/47	1,760	1,858
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/51	1,000	960
					13,041
Wisconsin (0.6%)
	Dane County WI GO	2.500%	6/1/27	1,780	1,727
	Howard-Suamico WI School District GO	1.750%	3/1/32	4,530	3,808
	Madison WI Metropolitan School District GO	1.500%	3/1/32	5,255	4,228
	Madison WI Metropolitan School District GO	1.625%	3/1/34	5,215	4,007
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	14,356	15,066
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	1,140	1,166
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	930	946
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	6,000	6,073
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	10,000	10,098
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,693
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	1,250	1,343
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/47	1,950	2,087
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/52	2,255	2,420
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/55	1,500	1,613
	Stoughton WI GO	2.375%	4/1/27	1,205	1,174
	West De Pere School District GO	3.000%	4/1/32	2,885	2,706
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/25	2,705	2,728
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	440	463
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	945	995
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	9,265	9,756
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	285	294
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/45	4,650	1,785
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	872
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	680
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	3,594
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	2,090	2,214
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	1,215	1,283
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	1,065	1,126
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	595	663
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	3,570	4,023
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	3,740	4,264
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/33	215	247
	Wisconsin GO	5.000%	11/1/24	3,880	3,880
	Wisconsin GO	5.000%	11/1/24	4,050	4,050
	Wisconsin GO	5.000%	5/1/25	8,610	8,610
	Wisconsin GO	5.000%	11/1/25	325	328
	Wisconsin GO	5.000%	11/1/25	2,660	2,711
	Wisconsin GO	5.000%	5/1/26	2,185	2,185
[7]	Wisconsin GO	5.000%	5/1/26	12,795	13,089
	Wisconsin GO	5.000%	11/1/26	2,295	2,392
	Wisconsin GO	5.000%	11/1/26	2,135	2,226
150

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	5/1/27	1,480	1,492
	Wisconsin GO	5.000%	5/1/27	1,520	1,603
[7]	Wisconsin GO	5.000%	5/1/27	9,780	10,233
	Wisconsin GO	5.000%	11/1/27	1,745	1,839
	Wisconsin GO	5.000%	11/1/27	6,730	7,094
	Wisconsin GO	5.000%	11/1/27	2,620	2,762
	Wisconsin GO	5.000%	5/1/28	5,450	5,450
[7]	Wisconsin GO	5.000%	5/1/28	11,070	11,808
	Wisconsin GO	5.000%	11/1/28	235	242
	Wisconsin GO	5.000%	11/1/28	2,395	2,520
	Wisconsin GO	5.000%	11/1/28	5,130	5,399
	Wisconsin GO	5.000%	5/1/29	980	1,073
	Wisconsin GO	5.000%	11/1/29	1,715	1,765
	Wisconsin GO	5.000%	11/1/29	1,510	1,587
	Wisconsin GO	5.000%	11/1/29	395	415
	Wisconsin GO	5.000%	5/1/30	6,120	6,790
	Wisconsin GO	5.000%	5/1/30	770	854
	Wisconsin GO	5.000%	11/1/30	2,140	2,244
	Wisconsin GO	5.000%	5/1/31	5,585	6,270
	Wisconsin GO	5.000%	5/1/31	30	34
	Wisconsin GO	5.000%	5/1/31	1,165	1,308
	Wisconsin GO	5.000%	11/1/31	1,530	1,601
	Wisconsin GO	5.000%	5/1/32	705	800
	Wisconsin GO	5.000%	5/1/33	1,000	1,146
	Wisconsin GO	5.000%	5/1/34	1,905	2,184
	Wisconsin GO	5.000%	5/1/35	3,000	3,427
	Wisconsin GO	5.000%	5/1/37	2,300	2,610
	Wisconsin GO	5.000%	5/1/38	2,100	2,375
[7]	Wisconsin GO	5.000%	5/1/38	5,500	6,241
	Wisconsin GO	4.000%	5/1/39	2,350	2,373
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	6,450	6,027
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,720
					241,899
Wyoming (0.0%)
[4]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	7,000	6,722
Total Tax-Exempt Municipal Bonds (Cost $38,281,880)					37,934,055
151

Tax-Exempt Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Investment Company (0.1%)
[15]	Vanguard Municipal Low Duration Fund (Cost $48,778)	3.614%	4,877,777	48,778
Total Investments (100.3%) (Cost $38,330,658)				37,982,833
Other Assets and Liabilities—Net (-0.3%)				(104,119)
Net Assets (100%)				37,878,714
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
2	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
11	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $7,773,000, representing 0.0% of net assets.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
152

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $38,281,880)	37,934,055
Affiliated Issuers (Cost $48,778)	48,778
Total Investments in Securities	37,982,833
Investment in Vanguard	1,021
Receivables for Investment Securities Sold	30,597
Receivables for Accrued Income	473,759
Receivables for Capital Shares Issued	38,812
Total Assets	38,527,022
Liabilities
Due to Custodian	1,668
Payables for Investment Securities Purchased	632,911
Payables for Capital Shares Redeemed	10,055
Payables for Distributions	2,805
Payables to Vanguard	869
Total Liabilities	648,308
Net Assets	37,878,714
At October 31, 2024, net assets consisted of:

Paid-in Capital	38,314,700
Total Distributable Earnings (Loss)	(435,986)
Net Assets	37,878,714

ETF Shares—Net Assets
Applicable to 700,169,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,204,098
Net Asset Value Per Share—ETF Shares	$50.28

Admiral™ Shares—Net Assets
Applicable to 133,285,033 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,674,616
Net Asset Value Per Share—Admiral Shares	$20.07

See accompanying Notes, which are an integral part of the Financial Statements.
153

Tax-Exempt Bond Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1]	1,128,550
Total Income	1,128,550
Expenses
The Vanguard Group—Note B
Investment Advisory Services	679
Management and Administrative—ETF Shares	13,190
Management and Administrative—Admiral Shares	2,047
Marketing and Distribution—ETF Shares	1,606
Marketing and Distribution—Admiral Shares	130
Custodian Fees	179
Auditing Fees	37
Shareholders’ Reports and Proxy Fees—ETF Shares	697
Shareholders’ Reports and Proxy Fees—Admiral Shares	17
Trustees’ Fees and Expenses	22
Other Expenses	127
Total Expenses	18,731
Expenses Paid Indirectly	(177)
Net Expenses	18,554
Net Investment Income	1,109,996
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	12,224
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,850,144
Net Increase (Decrease) in Net Assets Resulting from Operations	2,972,364
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,877,000, ($34,000), $1,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $55,920,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
154

Tax-Exempt Bond Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,109,996	813,904
Realized Net Gain (Loss)	12,224	(147,286)
Change in Unrealized Appreciation (Depreciation)	1,850,144	(304,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,972,364	362,382
Distributions
ETF Shares	(996,631)	(714,018)
Admiral Shares	(77,134)	(60,091)
Total Distributions	(1,073,765)	(774,109)
Capital Share Transactions
ETF Shares	5,224,013	7,824,998
Admiral Shares	418,862	450,276
Net Increase (Decrease) from Capital Share Transactions	5,642,875	8,275,274
Total Increase (Decrease)	7,541,474	7,863,547
Net Assets
Beginning of Period	30,337,240	22,473,693
End of Period	37,878,714	30,337,240

See accompanying Notes, which are an integral part of the Financial Statements.
155

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.36	$47.58	$54.63	$54.17	$53.52
Investment Operations
Net Investment Income[1]	1.594	1.423	1.009	.937	1.129
Net Realized and Unrealized Gain (Loss) on Investments	2.877	(.282)	(7.119)	.467	.660
Total from Investment Operations	4.471	1.141	(6.110)	1.404	1.789
Distributions
Dividends from Net Investment Income	(1.551)	(1.361)	(.940)	(.944)	(1.139)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.551)	(1.361)	(.940)	(.944)	(1.139)
Net Asset Value, End of Period	$50.28	$47.36	$47.58	$54.63	$54.17
Total Return	9.50%	2.31%	-11.30%	2.60%	3.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,204	$28,209	$20,759	$14,139	$9,397
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%[2]	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.17%	2.87%	1.97%	1.70%	2.10%
Portfolio Turnover Rate[3]	19%	23%	23%	11%	8%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
156

Tax-Exempt Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.90	$19.00	$21.83	$21.64	$21.38
Investment Operations
Net Investment Income[1]	.630	.562	.402	.366	.444
Net Realized and Unrealized Gain (Loss) on Investments	1.157	(.115)	(2.856)	.188	.259
Total from Investment Operations	1.787	.447	(2.454)	.554	.703
Distributions
Dividends from Net Investment Income	(.617)	(.547)	(.376)	(.364)	(.443)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.617)	(.547)	(.376)	(.364)	(.443)
Net Asset Value, End of Period	$20.07	$18.90	$19.00	$21.83	$21.64
Total Return[2]	9.49%	2.26%	-11.34%	2.56%	3.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,675	$2,128	$1,714	$908	$601
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.13%	2.83%	1.97%	1.66%	2.06%
Portfolio Turnover Rate[4]	19%	23%	23%	11%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
157

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,021,000, representing less than 0.01% of the fund’s net assets and 0.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $177,000 (an annual rate of less than 0.01% of average net assets).
158

Tax-Exempt Bond Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	37,934,055	—	37,934,055
Temporary Cash Investments	48,778	—	—	48,778
Total	48,778	37,934,055	—	37,982,833
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and amortization were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	56,830
Total Distributable Earnings (Loss)	(56,830)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	92,981
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(333,102)
Capital Loss Carryforwards	(193,373)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,492)
Total	(435,986)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	1,073,765	774,109
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	1,073,765	774,109
*	Includes short-term capital gains, if any.
159

Tax-Exempt Bond Index Fund
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,315,935
Gross Unrealized Appreciation	334,931
Gross Unrealized Depreciation	(668,033)
Net Unrealized Appreciation (Depreciation)	(333,102)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $154,312,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the year ended October 31, 2024, the fund purchased $13,809,302,000 of investment securities and sold $6,670,117,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,874,979,000 and $4,428,123,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $120,190,000 and sales were $35,300,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	10,099,019	201,463	10,879,908	220,817
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,875,006)	(96,900)	(3,054,910)	(61,500)
Net Increase (Decrease)—ETF Shares	5,224,013	104,563	7,824,998	159,317
Admiral Shares
Issued	1,099,868	54,753	1,755,068	88,981
Issued in Lieu of Cash Distributions	45,222	2,246	33,134	1,674
Redeemed	(726,228)	(36,300)	(1,337,926)	(68,295)
Net Increase (Decrease)—Admiral Shares	418,862	20,699	450,276	22,360
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
160

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Tax-Exempt Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Tax-Exempt Bond Index Fund (one of the funds constituting Vanguard Municipal Bond Funds, hereafter referred to as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
161

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q14910 122024
162

Financial Statements
For the year ended October 31, 2024
Vanguard Intermediate-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	42
Tax information	43

Intermediate-Term Tax-Exempt Bond ETF
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.6%)
Alabama (0.8%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	125	127
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	75	78
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	250	265
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	50	51
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	185	200
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	65	72
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	50	55
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	50	55
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	380	385
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	100	100
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	50	54
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	140	152
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	150	164
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	200	218
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	200	217
	University of Alabama College & University Revenue	3.500%	7/1/42	50	45
	Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/41	25	25
					2,263
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	55	57
	Arizona COP, ETM	5.000%	10/1/25	55	56
	Arizona COP, ETM	5.000%	10/1/26	220	229
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	125	126
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	35	35
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	50	54
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	215	217
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	1,000	1,002
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/41	15	15
	Mesa AZ Utility System Water Revenue	4.000%	7/1/34	65	67
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	75	79
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	250	262
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	310	323
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	75	81
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	200	201
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	50	50
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	75	78
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	255	289
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/33	85	85
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	200	202
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	50	51
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	50	53
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	110	118
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	100	106
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	35	37
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/33	120	127
					4,000
California (12.5%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	100	102
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	100	67
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	10	10
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	125	118
	California Department of Water Resources Water Revenue	5.000%	12/1/27	45	48
	California Department of Water Resources Water Revenue	5.000%	12/1/29	70	73
1

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Department of Water Resources Water Revenue	4.000%	12/1/34	90	92
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	130	130
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	25	28
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	175	211
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	150	180
	California GO	5.000%	11/1/24	50	50
	California GO	5.000%	8/1/25	215	218
	California GO	5.000%	8/1/25	150	152
	California GO	5.000%	9/1/25	50	51
	California GO	5.000%	10/1/25	110	112
	California GO	5.000%	10/1/25	50	51
	California GO	5.000%	10/1/25	95	95
	California GO	5.000%	11/1/25	70	71
	California GO	5.000%	4/1/26	50	52
[2]	California GO	3.875%	8/1/26	250	254
	California GO	5.000%	8/1/26	55	57
	California GO	5.000%	8/1/26	100	104
	California GO	4.000%	9/1/26	250	256
	California GO	5.000%	9/1/26	75	78
	California GO	5.000%	9/1/26	150	156
	California GO	5.000%	9/1/26	30	31
	California GO	5.000%	9/1/26	135	141
	California GO	5.000%	8/1/27	135	140
	California GO	5.000%	8/1/27	100	106
	California GO	4.000%	9/1/27	500	517
	California GO	5.000%	9/1/27	90	93
	California GO	5.000%	9/1/27	120	128
	California GO	5.000%	10/1/27	155	165
	California GO	5.000%	11/1/27	300	320
	California GO	5.000%	4/1/28	90	97
	California GO	5.000%	8/1/28	55	58
	California GO	5.000%	8/1/28	35	38
	California GO	5.000%	8/1/28	75	81
	California GO	5.000%	9/1/28	40	42
	California GO	5.000%	9/1/28	300	304
	California GO	5.000%	9/1/28	40	42
	California GO	5.000%	9/1/28	15	16
	California GO	5.000%	10/1/28	55	60
	California GO	5.000%	10/1/28	110	119
	California GO	5.000%	12/1/28	20	22
	California GO	3.000%	3/1/29	190	189
	California GO	3.000%	3/1/29	50	50
	California GO	5.000%	4/1/29	235	257
	California GO	5.000%	4/1/29	35	38
	California GO	5.000%	8/1/29	45	47
	California GO	3.000%	9/1/29	40	40
	California GO	5.000%	9/1/29	295	325
	California GO	5.000%	10/1/29	240	265
	California GO	5.000%	11/1/29	100	106
	California GO	5.000%	11/1/29	20	22
	California GO	5.000%	4/1/30	155	172
	California GO	5.000%	8/1/30	200	207
	California GO	5.000%	8/1/30	35	39
	California GO	5.000%	9/1/30	130	132
	California GO	5.000%	9/1/30	210	235
	California GO	5.000%	10/1/30	60	66
	California GO	5.000%	10/1/30	130	140
	California GO	5.000%	12/1/30	150	168
	California GO	5.000%	4/1/31	60	68
	California GO	5.000%	8/1/31	70	79
	California GO	5.000%	9/1/31	135	153
	California GO	5.000%	9/1/31	100	113
	California GO	5.000%	9/1/31	300	339
	California GO	5.000%	9/1/31	200	226
	California GO	5.000%	8/1/32	35	35
	California GO	5.000%	8/1/32	110	116
	California GO	5.000%	8/1/32	300	342
[1]	California GO	5.250%	8/1/32	100	114
	California GO	5.000%	9/1/32	800	912
	California GO	5.000%	10/1/32	135	151
2

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	10/1/32	120	135
California GO	5.000%	4/1/33	65	70
California GO	5.000%	4/1/33	75	85
California GO	5.000%	4/1/33	15	17
California GO	5.000%	8/1/33	65	75
California GO	5.000%	9/1/33	40	46
California GO	3.000%	10/1/33	100	97
California GO	4.000%	10/1/33	100	105
California GO	4.000%	11/1/33	10	10
California GO	5.000%	9/1/34	500	579
California GO	4.000%	10/1/34	350	366
California GO	5.000%	10/1/34	120	137
California GO	5.000%	12/1/34	10	11
California GO	5.000%	3/1/35	30	33
California GO	5.000%	4/1/35	105	113
California GO	5.000%	8/1/35	100	115
California GO	5.000%	9/1/35	75	77
California GO	5.000%	9/1/35	150	169
California GO	4.000%	11/1/35	40	41
California GO	4.000%	11/1/35	125	130
California GO	4.000%	3/1/36	140	145
California GO	5.000%	3/1/36	65	71
California GO	4.000%	8/1/36	100	105
California GO	5.000%	8/1/36	50	51
California GO	3.000%	9/1/36	35	32
California GO	4.000%	9/1/36	50	50
California GO	4.000%	9/1/36	10	10
California GO	5.000%	9/1/36	35	36
California GO	5.000%	9/1/36	15	17
California GO	5.000%	9/1/36	25	28
California GO	3.000%	10/1/36	50	47
California GO	4.000%	10/1/36	100	103
California GO	5.000%	10/1/36	300	338
California GO	4.000%	3/1/37	150	154
California GO	5.000%	4/1/37	55	59
California GO	4.000%	8/1/37	25	25
California GO	5.000%	8/1/37	65	69
California GO	5.000%	8/1/37	250	286
California GO	4.000%	9/1/37	150	151
California GO	5.000%	9/1/37	15	17
California GO	3.000%	10/1/37	440	409
California GO	4.000%	11/1/37	230	237
California GO	5.000%	8/1/38	15	15
California GO	5.000%	8/1/39	140	159
California GO	5.000%	11/1/39	40	42
California GO	4.000%	3/1/40	200	203
California GO	4.000%	11/1/40	30	31
California GO	5.000%	10/1/41	80	87
California GO	5.000%	4/1/42	100	104
California GO	5.000%	10/1/42	20	21
California GO	5.000%	10/1/42	175	195
California GO	5.000%	11/1/42	220	244
California GO	4.000%	9/1/43	250	253
California GO	5.000%	9/1/43	200	223
California GO	4.000%	8/1/44	400	404
California GO	5.250%	8/1/44	85	97
California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	10	10
California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/43	50	52
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	330	331
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	170	176
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	70	73
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	15	16
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	5	5
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	50	56
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	60	60
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	250	260
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	55	62
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	200	231
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	55	57
3

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	200	229
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	30	34
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	50	57
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	300	274
	California State University College & University Revenue	5.000%	11/1/25	45	46
	California State University College & University Revenue	5.000%	11/1/26	50	51
	California State University College & University Revenue	5.000%	11/1/26	170	176
	California State University College & University Revenue	5.000%	11/1/27	10	11
	California State University College & University Revenue	5.000%	11/1/27	10	10
	California State University College & University Revenue	5.000%	11/1/28	20	21
	California State University College & University Revenue	5.000%	11/1/29	65	67
	California State University College & University Revenue	5.000%	11/1/31	65	66
	California State University College & University Revenue	5.000%	11/1/31	30	32
	California State University College & University Revenue	5.000%	11/1/32	125	127
	California State University College & University Revenue	5.000%	11/1/32	10	10
	California State University College & University Revenue	5.000%	11/1/41	25	26
	California State University College & University Revenue	5.000%	11/1/42	100	104
	California State University College & University Revenue	4.000%	11/1/43	30	30
	Coast Community College District GO, Prere.	4.000%	8/15/25	85	86
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	95	95
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	40	42
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	25	25
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	85	86
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	292
	Foothill-De Anza Community College District GO	4.000%	8/1/40	145	145
[3]	Hayward Unified School District GO	4.000%	8/1/43	95	95
	Los Angeles CA Community College District GO	5.000%	8/1/32	195	227
	Los Angeles CA Community College District GO	3.000%	8/1/39	100	93
	Los Angeles CA Unified School District COP	5.000%	10/1/34	300	343
	Los Angeles CA Unified School District GO	5.000%	7/1/26	100	104
	Los Angeles CA Unified School District GO	5.000%	7/1/28	410	440
	Los Angeles CA Unified School District GO	5.000%	7/1/29	100	111
	Los Angeles CA Unified School District GO	5.000%	7/1/29	100	111
	Los Angeles CA Unified School District GO	5.000%	7/1/30	100	103
	Los Angeles CA Unified School District GO	5.000%	7/1/30	100	113
	Los Angeles CA Unified School District GO	3.000%	7/1/31	295	291
	Los Angeles CA Unified School District GO	4.000%	7/1/31	25	27
	Los Angeles CA Unified School District GO	5.000%	7/1/32	100	116
	Los Angeles CA Unified School District GO	5.000%	7/1/34	100	119
	Los Angeles CA Unified School District GO	5.000%	7/1/36	100	117
	Los Angeles CA Unified School District GO	4.000%	7/1/38	30	31
	Los Angeles CA Unified School District GO	5.000%	7/1/39	250	290
	Los Angeles CA Unified School District GO	4.000%	7/1/40	140	142
	Los Angeles CA Unified School District GO	5.000%	7/1/40	155	156
	Los Angeles CA Unified School District GO	5.000%	7/1/40	225	259
	Los Angeles CA Unified School District GO	5.000%	7/1/41	100	114
	Los Angeles CA Unified School District GO	5.000%	7/1/42	175	199
	Los Angeles CA Unified School District GO	5.250%	7/1/42	300	317
	Los Angeles CA Unified School District GO	5.000%	7/1/44	100	113
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	125	130
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	175	193
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	200	206
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	40	43
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	95	99
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	45	45
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	30	33
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	10	11
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	35	38
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	115	125
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	110	119
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	200	201
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	100	117
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	85	93
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	25	28
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	100	114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	50	55
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	100	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	200	223
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	110	117
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	60	66
4

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	65	71
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	85	92
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	25	28
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	35	39
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	15	15
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	15	14
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	100	102
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	120	122
	Peralta Community College District GO	4.000%	8/1/39	415	410
	Rio Hondo CA Community College District GO	6.850%	8/1/42	50	64
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	175	179
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	65	70
	San Diego CA Unified School District GO	4.000%	7/1/29	70	71
	San Diego CA Unified School District GO	0.000%	7/1/41	100	52
	San Diego CA Unified School District GO	3.125%	7/1/42	15	13
	San Diego CA Unified School District GO	4.000%	7/1/44	80	80
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/40	150	149
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	20	21
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	35	36
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	185	188
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	50	52
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	501
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	50	51
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	50	50
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	140	142
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	80	84
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	285	297
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	30	31
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	40	43
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	35	37
	Santa Clara County CA GO	3.375%	8/1/37	25	23
	Santa Clara County CA GO	3.500%	8/1/38	15	14
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	530	548
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	100	47
	University of California College & University Revenue	5.000%	5/15/25	35	35
	University of California College & University Revenue	5.000%	5/15/26	70	72
	University of California College & University Revenue	5.000%	5/15/27	75	80
	University of California College & University Revenue	5.000%	5/15/28	80	85
	University of California College & University Revenue	5.000%	5/15/29	20	21
	University of California College & University Revenue	5.000%	5/15/29	55	61
	University of California College & University Revenue	5.000%	5/15/31	150	170
	University of California College & University Revenue	5.000%	5/15/32	200	229
	University of California College & University Revenue	5.000%	5/15/33	400	464
	University of California College & University Revenue	5.000%	5/15/35	150	175
	University of California College & University Revenue	5.000%	5/15/35	150	175
	University of California College & University Revenue	5.000%	5/15/37	25	27
	University of California College & University Revenue	5.000%	5/15/37	35	39
	University of California College & University Revenue	5.000%	5/15/37	100	116
	University of California College & University Revenue	5.000%	5/15/38	25	29
	University of California College & University Revenue	5.000%	5/15/41	25	29
	University of California College & University Revenue	5.000%	5/15/42	5	6
	University of California College & University Revenue	5.250%	5/15/42	350	365
	University of California College & University Revenue	5.000%	5/15/43	30	32
	University of California College & University Revenue	5.000%	5/15/43	130	145
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	395	399
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	470	488
	William S Hart Union High School District GO	3.500%	8/1/38	60	58
					34,177
Colorado (1.0%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	15	15
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	505	525
	Colorado COP	5.000%	12/15/30	55	59
	Colorado COP	5.000%	12/15/31	155	171
	Colorado COP	5.000%	12/15/31	70	79
	Colorado COP	4.000%	12/15/35	105	107
	Colorado COP	3.000%	12/15/36	30	27
	Colorado COP	4.000%	12/15/36	60	61
	Colorado COP	4.000%	12/15/37	25	25
	Colorado COP	4.000%	12/15/37	40	41
5

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado COP	6.000%	12/15/38	25	30
	Colorado COP	6.000%	12/15/40	25	30
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	155	158
	Denver City & County School District No. 1 GO	5.000%	12/1/25	115	117
	Denver City & County School District No. 1 GO	5.000%	12/1/37	50	52
	Denver City & County School District No. 1 GO	3.000%	12/1/43	150	124
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	100	103
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/43	40	39
	Denver CO City & County GO	5.000%	8/1/28	75	81
	Denver CO City & County GO	5.000%	8/1/29	135	149
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/44	190	194
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	100	109
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	50	44
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	95	103
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	30	33
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	80	88
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	60	63
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	30	31
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	100	105
					2,763
Connecticut (2.0%)
	Connecticut GO	5.000%	5/15/25	110	111
	Connecticut GO	5.000%	9/15/25	275	280
	Connecticut GO	5.000%	11/15/25	150	153
	Connecticut GO	4.000%	1/15/26	75	76
	Connecticut GO	5.000%	1/15/26	70	72
	Connecticut GO	5.000%	4/15/26	50	51
	Connecticut GO	5.000%	11/15/26	135	138
	Connecticut GO	5.000%	1/15/27	80	84
	Connecticut GO	5.000%	4/15/27	120	126
	Connecticut GO	5.000%	11/15/27	200	213
	Connecticut GO	4.000%	1/15/28	45	47
	Connecticut GO	5.000%	11/15/29	200	219
	Connecticut GO	4.000%	1/15/30	85	89
	Connecticut GO	5.000%	11/15/30	60	67
	Connecticut GO	4.000%	1/15/31	50	53
	Connecticut GO	5.000%	9/15/31	75	84
	Connecticut GO	4.000%	1/15/32	35	37
	Connecticut GO	5.000%	4/15/32	575	620
	Connecticut GO	5.000%	6/15/32	50	50
	Connecticut GO	5.000%	11/15/32	25	28
	Connecticut GO	4.000%	1/15/33	25	26
	Connecticut GO	5.000%	4/15/33	40	43
	Connecticut GO	5.000%	11/15/34	200	230
	Connecticut GO	4.000%	3/15/35	30	30
	Connecticut GO	4.000%	1/15/36	40	41
	Connecticut GO	3.000%	1/15/37	130	119
	Connecticut GO	4.000%	4/15/37	65	65
	Connecticut GO	3.000%	1/15/39	300	264
	Connecticut GO	4.000%	1/15/41	75	75
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	65	66
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	135	137
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	75	78
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	100	100
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	100	106
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	65	69
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	35	37
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	145	156
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	45	49
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	75	81
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	85	94
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	75	83
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	15	16
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	200	200
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	25	28
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	100	112
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	50	56
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	60	65
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	8/1/35	170	170
6

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	100	101
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	75	79
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	125	126
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	50	59
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	45	45
					5,604
Delaware (0.1%)
	Delaware GO	5.000%	1/1/27	110	115
	Delaware GO	5.000%	1/1/28	210	225
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	50	56
					396
District of Columbia (1.9%)
	District of Columbia Appropriations Revenue	5.000%	12/1/34	100	107
	District of Columbia GO	5.000%	10/15/29	165	180
	District of Columbia GO	5.000%	6/1/30	25	28
	District of Columbia GO	5.000%	8/1/30	200	223
	District of Columbia GO	5.000%	10/15/30	70	76
	District of Columbia GO	5.000%	10/15/31	45	49
	District of Columbia GO	5.000%	6/1/34	130	135
	District of Columbia GO	5.000%	8/1/34	200	230
	District of Columbia GO	5.000%	2/1/35	160	176
	District of Columbia GO	5.000%	6/1/36	90	93
	District of Columbia GO	4.000%	6/1/37	10	10
	District of Columbia GO	5.000%	10/15/38	20	21
	District of Columbia GO	5.000%	1/1/40	90	99
	District of Columbia GO	4.000%	6/1/41	45	45
	District of Columbia GO	5.000%	10/15/44	50	52
	District of Columbia Income Tax Revenue	5.000%	12/1/24	65	65
	District of Columbia Income Tax Revenue	5.000%	10/1/26	115	120
	District of Columbia Income Tax Revenue	5.000%	12/1/28	145	158
	District of Columbia Income Tax Revenue	5.000%	12/1/29	100	111
	District of Columbia Income Tax Revenue	5.000%	10/1/31	55	62
	District of Columbia Income Tax Revenue	5.000%	10/1/31	130	147
	District of Columbia Income Tax Revenue	5.000%	7/1/32	55	62
	District of Columbia Income Tax Revenue	5.000%	3/1/33	100	108
	District of Columbia Income Tax Revenue	5.000%	12/1/33	45	51
	District of Columbia Income Tax Revenue	5.000%	3/1/35	165	178
	District of Columbia Income Tax Revenue	5.000%	3/1/36	500	536
	District of Columbia Income Tax Revenue	4.000%	3/1/37	40	41
	District of Columbia Income Tax Revenue	5.000%	3/1/37	50	54
	District of Columbia Income Tax Revenue	5.000%	10/1/37	20	23
	District of Columbia Income Tax Revenue	5.000%	7/1/39	50	55
	District of Columbia Income Tax Revenue	4.000%	3/1/40	75	75
	District of Columbia Income Tax Revenue	5.000%	7/1/40	145	159
	District of Columbia Income Tax Revenue	5.000%	7/1/42	25	27
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	100	113
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/43	55	57
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	250	265
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	45	48
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	80	89
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	50	56
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	60	62
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	400	401
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	100	107
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	20	21
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	290	301
					5,076
Florida (3.5%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	5	5
	Broward County FL School District COP	5.000%	7/1/26	55	56
	Broward County FL School District COP	5.000%	7/1/30	50	55
	Broward County FL School District COP	5.000%	7/1/34	50	54
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	185	186
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	175	181
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	65	69
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	135	136
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	75	84
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	85	94
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	100	114
7

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	95	95
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	70	70
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	35	36
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	80	83
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	85	85
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	165	167
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	55	55
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/44	250	261
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	50	51
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	400	407
[1]	Duval County Public Schools COP	5.000%	7/1/28	120	129
[1]	Duval County Public Schools COP	5.000%	7/1/32	175	191
[1]	Duval County Public Schools COP	5.000%	7/1/34	50	54
	Florida Department of Management Services COP	5.000%	11/1/27	100	106
	Florida Department of Management Services COP	5.000%	11/1/28	200	216
	Florida GO	5.000%	7/1/25	121	123
	Florida GO	5.000%	6/1/27	50	53
	Florida GO	5.000%	6/1/28	50	54
	Florida GO	5.000%	6/1/32	55	63
	Florida GO	5.000%	6/1/33	235	270
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	495	497
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	245	250
	Florida Lottery Revenue	5.000%	7/1/28	325	352
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	35	36
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	50	49
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	300	312
[6]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	100	111
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	105	110
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/36	10	11
[6]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	95	108
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	500	504
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/37	80	80
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	150	151
[2]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	100	111
[2]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	100	109
[2]	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/44	100	109
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	10	11
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	100	103
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/40	140	139
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	60	60
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	30	30
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	150	153
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	130	138
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	25	25
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	100	101
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	10	10
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	35	35
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/40	160	138
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	25	25
	Miami-Dade County School Board COP	5.000%	2/1/29	70	71
	Miami-Dade County School Board COP	5.000%	2/1/30	25	25
	Miami-Dade County School Board COP	5.000%	2/1/31	10	10
	Miami-Dade County School Board COP	5.000%	5/1/32	50	50
	Orange County School Board COP	5.000%	8/1/32	25	28
	Orange County School Board COP	5.000%	8/1/33	445	500
	Orange County School Board COP, Prere.	5.000%	8/1/26	385	399
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	140	142
	Palm Beach County School District COP	5.000%	8/1/27	160	169
	Palm Beach County School District COP	5.000%	8/1/28	80	86
	Palm Beach County School District COP	5.000%	8/1/31	105	106
	Palm Beach County School District COP	5.000%	8/1/34	95	103
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/39	200	225
[5]	Tampa Bay Water Revenue, ETM	6.000%	10/1/29	120	135
					9,520
Georgia (1.5%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	10	11
[2,3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	200	224
[2,3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/33	200	227
[2,3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	15	17
8

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/43	50	44
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	15	15
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	30	30
	Georgia GO	5.000%	7/1/25	175	177
	Georgia GO	5.000%	2/1/26	70	72
	Georgia GO	4.000%	1/1/27	55	56
	Georgia GO	5.000%	7/1/27	95	101
	Georgia GO	4.000%	1/1/28	65	68
	Georgia GO	5.000%	1/1/28	70	73
	Georgia GO	4.000%	7/1/28	130	136
	Georgia GO	5.000%	7/1/28	35	38
	Georgia GO	5.000%	7/1/28	110	119
	Georgia GO	5.000%	7/1/28	135	143
	Georgia GO	4.000%	1/1/29	35	36
	Georgia GO	5.000%	2/1/29	55	58
	Georgia GO	5.000%	7/1/29	200	211
	Georgia GO	5.000%	7/1/29	70	76
	Georgia GO	5.000%	7/1/32	50	57
	Georgia GO	5.000%	7/1/33	15	17
	Georgia GO	5.000%	8/1/33	125	138
	Georgia GO	4.000%	7/1/35	90	95
	Georgia GO	4.000%	8/1/35	45	47
	Georgia GO	3.250%	7/1/37	30	29
	Georgia GO	4.000%	7/1/40	200	208
	Georgia GO	4.000%	7/1/42	15	15
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	55	54
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	165	183
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	50	50
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	55	58
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/31	25	28
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	60	66
	Gwinnett County School District GO	5.000%	8/1/25	70	71
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	260	236
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	170	187
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	100	111
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/38	100	103
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/41	350	354
					4,039
Hawaii (0.6%)
	Hawaii GO	5.000%	8/1/26	15	15
	Hawaii GO	5.000%	10/1/26	110	114
	Hawaii GO	5.000%	1/1/27	75	79
	Hawaii GO	5.000%	10/1/27	165	172
	Hawaii GO	5.000%	10/1/27	55	57
	Hawaii GO	5.000%	1/1/28	125	134
	Hawaii GO	4.000%	10/1/31	55	56
	Hawaii GO	5.000%	1/1/33	75	79
	Hawaii GO	5.000%	1/1/36	195	204
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/25	50	50
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	125	128
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/26	140	146
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	125	133
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	75	83
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	25	28
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/29	70	76
[2]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	70	78
[2]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	30	34
[2]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/38	15	17
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	15	15
					1,698
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	145	150
Illinois (7.2%)
	Chicago IL GO	5.000%	1/1/25	25	25
	Chicago IL GO	5.000%	1/1/34	100	106
	Chicago IL GO	5.500%	1/1/35	150	158
	Chicago IL GO	5.000%	1/1/42	100	103
	Chicago IL GO	5.000%	1/1/43	40	41
9

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/44	150	152
	Chicago IL GO	5.000%	1/1/44	270	277
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	55	62
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	150	154
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	250	280
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/35	90	99
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	100	109
	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	160	178
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	40	45
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	60	60
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	125	127
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	160	160
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	200	200
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	65	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	80	81
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	65	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	30	30
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	95	97
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	65	68
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	160	164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	70	73
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	25	25
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	135	138
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	105	110
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	35	35
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	245	239
	Cook County IL GO	5.000%	11/15/24	65	65
	Cook County IL GO	5.000%	11/15/25	75	76
	Cook County IL GO	5.000%	11/15/28	55	59
	Cook County IL GO	5.000%	11/15/29	240	262
	Cook County IL GO	5.000%	11/15/31	100	103
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	75	75
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/31	80	85
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/33	10	10
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	100	112
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	215	245
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	140	142
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	40	42
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	215	223
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	70	73
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	265	268
	Illinois GO	5.000%	11/1/24	175	175
	Illinois GO	5.000%	10/1/25	40	41
	Illinois GO	5.000%	11/1/25	120	122
	Illinois GO	5.000%	11/1/25	35	35
	Illinois GO	5.000%	2/1/26	100	102
	Illinois GO	5.000%	2/1/26	795	810
	Illinois GO	5.500%	5/1/26	5	5
	Illinois GO	5.000%	7/1/26	70	72
	Illinois GO	5.000%	11/1/26	85	88
	Illinois GO	5.000%	2/1/27	75	78
	Illinois GO	5.000%	2/1/27	205	213
	Illinois GO	5.000%	3/1/27	105	109
	Illinois GO	5.000%	5/1/27	100	104
	Illinois GO	5.000%	7/1/27	55	57
	Illinois GO	5.000%	2/1/28	15	16
	Illinois GO	5.000%	2/1/28	165	174
	Illinois GO	5.000%	5/1/28	70	74
	Illinois GO	5.000%	7/1/28	45	48
	Illinois GO	5.000%	10/1/28	60	64
	Illinois GO	5.000%	11/1/28	155	163
	Illinois GO	5.000%	2/1/29	50	52
	Illinois GO	5.000%	5/1/29	45	48
	Illinois GO	5.000%	7/1/29	175	188
	Illinois GO	5.000%	11/1/29	200	209
	Illinois GO	5.000%	12/1/29	75	81
[1]	Illinois GO	4.000%	2/1/30	15	15
	Illinois GO	5.000%	3/1/30	35	38
	Illinois GO	5.000%	5/1/30	215	232
10

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	5/1/30	100	108
	Illinois GO	5.500%	5/1/30	65	69
	Illinois GO	5.000%	10/1/30	50	53
	Illinois GO	5.000%	10/1/30	25	26
[1]	Illinois GO	4.000%	2/1/31	85	86
	Illinois GO	5.000%	3/1/31	100	109
	Illinois GO	5.000%	3/1/31	25	27
	Illinois GO	5.000%	7/1/31	95	104
	Illinois GO	5.000%	2/1/32	25	27
	Illinois GO	5.000%	3/1/32	65	71
	Illinois GO	5.000%	7/1/32	75	82
	Illinois GO	5.000%	10/1/33	100	104
	Illinois GO	5.000%	2/1/34	205	227
	Illinois GO	5.250%	10/1/35	280	310
	Illinois GO	5.000%	12/1/35	25	27
	Illinois GO	5.000%	2/1/36	135	149
	Illinois GO	5.000%	5/1/36	45	49
	Illinois GO	5.000%	7/1/36	45	49
	Illinois GO	5.250%	10/1/36	15	17
	Illinois GO	5.250%	3/1/37	80	88
	Illinois GO	5.000%	5/1/37	30	32
	Illinois GO	5.000%	5/1/37	100	110
	Illinois GO	5.250%	3/1/38	95	104
	Illinois GO	5.000%	12/1/38	15	16
	Illinois GO	5.000%	2/1/39	20	22
	Illinois GO	5.500%	5/1/39	170	184
	Illinois GO	4.000%	3/1/40	35	34
	Illinois GO	5.000%	5/1/40	105	114
	Illinois GO	5.000%	5/1/41	470	506
	Illinois GO	5.500%	3/1/42	55	60
	Illinois GO	4.000%	10/1/43	250	236
	Illinois GO	5.250%	5/1/44	150	162
	Illinois Miscellaneous Revenue GO	5.000%	12/1/31	80	88
	Illinois Miscellaneous Revenue GO	5.000%	5/1/33	250	274
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	150	152
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	120	121
	Illinois Sales Tax Revenue	5.000%	6/15/30	195	214
	Illinois Sales Tax Revenue	5.000%	6/15/37	90	99
	Illinois Sales Tax Revenue	5.000%	6/15/38	75	82
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	90	92
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	250	256
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	35	37
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	235	250
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	90	97
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	235	239
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	215	217
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	265	269
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	50	50
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	145	164
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	355	357
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	350	355
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	100	106
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	150	147
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	615	637
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	140	151
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	15	15
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	105	114
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	100	82
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	25	20
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/34	40	28
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	215	146
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	195	117
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	40	23
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	100	56
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	100	53
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/26	230	233
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	55	58
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	665	691
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	20	22
11

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	45	47
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	100	112
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	15	17
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	75	73
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	125	126
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	75	82
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	85	93
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	50	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	50	51
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	300	312
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/31	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	45	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	25	27
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	25	25
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	250	247
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	50	50
					19,842
Indiana (0.7%)
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	80	86
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	70	76
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	25	28
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	85	95
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	10	10
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	195	198
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	83
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	385	415
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	135	148
	Indiana Finance Authority Lease Revenue	5.000%	2/1/37	110	117
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	50	51
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	85	88
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	50	51
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	60	60
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	150	155
	Indiana University College & University Revenue	5.000%	6/1/34	95	110
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	50	50
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	95	102
					1,923
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	50	53
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	90	95
	Iowa Finance Authority Water Revenue	5.000%	8/1/36	10	11
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/34	25	29
	Iowa Special Obliation Revenue	5.000%	6/1/34	55	59
					247
Kansas (0.2%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	85	91
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	100	108
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	25	25
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	100	112
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/33	35	35
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	135	156
					527
Kentucky (0.6%)
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	125	120
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	100	117
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	100	117
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	355	355
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	100	104
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/29	30	33
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/34	100	115
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	10/1/43	100	109
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	240	243
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/36	80	90
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/37	100	113
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/38	100	112
	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	90	77
12

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/41	55	59
					1,764
Louisiana (0.3%)
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	145	142
	Louisiana GO	5.000%	8/1/26	250	259
	Louisiana GO	5.000%	8/1/28	50	52
	Louisiana GO	5.000%	9/1/30	105	117
	Louisiana GO	5.000%	2/1/31	50	56
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	75	75
					701
Maryland (1.7%)
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	220	220
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	285	296
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	60	63
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	10	10
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	45	44
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	25	24
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/33	65	58
	Maryland GO	5.000%	8/1/25	30	30
	Maryland GO	5.000%	8/1/26	90	93
	Maryland GO	5.000%	8/1/26	50	52
	Maryland GO	5.000%	3/15/27	85	89
	Maryland GO	3.000%	8/1/27	90	90
	Maryland GO	4.000%	3/1/28	50	52
	Maryland GO	5.000%	3/15/28	65	70
	Maryland GO	5.000%	6/1/28	100	108
	Maryland GO	4.000%	8/1/28	145	151
	Maryland GO	5.000%	8/1/28	230	249
	Maryland GO	5.000%	8/1/29	65	72
	Maryland GO	5.000%	3/1/30	165	183
	Maryland GO	5.000%	3/15/30	60	64
	Maryland GO	5.000%	3/15/30	50	54
	Maryland GO	5.000%	8/1/30	75	82
	Maryland GO	5.000%	8/1/30	245	274
	Maryland GO	5.000%	3/1/31	50	56
	Maryland GO	5.000%	3/15/31	70	76
	Maryland GO	5.000%	3/15/31	125	133
	Maryland GO	5.000%	6/1/31	150	169
	Maryland GO	5.000%	3/1/32	25	28
	Maryland GO	5.000%	6/1/33	75	85
	Maryland GO	5.000%	8/1/33	200	221
	Maryland GO	5.000%	3/1/34	105	117
	Maryland GO	5.000%	3/15/34	25	29
	Maryland GO	5.000%	6/1/34	200	226
	Maryland GO	5.000%	8/1/34	10	11
	Maryland GO	5.000%	3/1/35	380	421
	Maryland GO	5.000%	3/15/35	70	80
	Maryland GO	5.000%	6/1/35	150	169
	Maryland GO	4.000%	8/1/35	15	16
	Maryland GO	4.000%	8/1/36	55	57
	Maryland GO	5.000%	6/1/37	70	78
	Montgomery County MD GO	5.000%	10/1/26	50	52
	Prince George's County MD GO	3.000%	9/15/28	25	25
	Prince George's County MD GO	5.000%	7/15/31	75	80
					4,557
Massachusetts (2.8%)
	Commonwealth of Massachusetts GO	5.000%	11/1/24	155	155
	Commonwealth of Massachusetts GO	5.000%	5/1/25	50	50
	Commonwealth of Massachusetts GO	5.000%	1/1/26	75	77
	Commonwealth of Massachusetts GO	5.000%	7/1/26	95	98
	Commonwealth of Massachusetts GO	5.000%	10/1/26	60	63
	Commonwealth of Massachusetts GO	5.000%	11/1/26	50	52
	Commonwealth of Massachusetts GO	5.000%	9/1/27	120	128
	Commonwealth of Massachusetts GO	5.000%	10/1/27	465	495
	Commonwealth of Massachusetts GO	5.000%	7/1/28	50	54
	Commonwealth of Massachusetts GO	5.000%	11/1/28	120	130
	Commonwealth of Massachusetts GO	5.000%	11/1/28	115	125
	Commonwealth of Massachusetts GO	5.000%	7/1/29	60	62
	Commonwealth of Massachusetts GO	5.000%	7/1/30	55	61
13

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/30	60	67
	Commonwealth of Massachusetts GO	5.000%	9/1/30	50	56
	Commonwealth of Massachusetts GO	5.000%	1/1/31	60	65
	Commonwealth of Massachusetts GO	5.000%	11/1/31	130	147
	Commonwealth of Massachusetts GO	5.000%	7/1/32	80	88
	Commonwealth of Massachusetts GO	5.000%	10/1/32	55	63
	Commonwealth of Massachusetts GO	5.000%	11/1/32	225	257
	Commonwealth of Massachusetts GO	4.000%	4/1/33	20	20
	Commonwealth of Massachusetts GO	5.000%	5/1/33	50	57
	Commonwealth of Massachusetts GO	5.000%	10/1/33	75	85
	Commonwealth of Massachusetts GO	3.000%	11/1/33	10	10
	Commonwealth of Massachusetts GO	4.000%	2/1/34	55	58
	Commonwealth of Massachusetts GO	5.000%	5/1/34	80	91
	Commonwealth of Massachusetts GO	3.000%	9/1/34	35	33
	Commonwealth of Massachusetts GO	5.000%	5/1/35	200	230
	Commonwealth of Massachusetts GO	5.000%	10/1/35	35	39
	Commonwealth of Massachusetts GO	5.000%	2/1/36	65	67
	Commonwealth of Massachusetts GO	5.000%	5/1/36	200	229
	Commonwealth of Massachusetts GO	5.000%	12/1/36	100	103
	Commonwealth of Massachusetts GO	5.000%	9/1/37	45	48
	Commonwealth of Massachusetts GO	5.000%	5/1/38	15	17
	Commonwealth of Massachusetts GO	5.000%	11/1/38	50	57
	Commonwealth of Massachusetts GO	3.000%	7/1/39	30	27
	Commonwealth of Massachusetts GO	3.000%	11/1/39	40	35
	Commonwealth of Massachusetts GO	3.500%	2/1/40	20	19
	Commonwealth of Massachusetts GO	5.000%	5/1/40	50	53
	Commonwealth of Massachusetts GO	5.000%	7/1/40	400	429
	Commonwealth of Massachusetts GO	3.250%	9/1/40	70	64
	Commonwealth of Massachusetts GO	5.000%	11/1/40	100	112
	Commonwealth of Massachusetts GO	5.000%	5/1/41	200	223
	Commonwealth of Massachusetts GO	5.000%	5/1/42	200	222
	Commonwealth of Massachusetts GO	4.000%	9/1/42	45	45
	Commonwealth of Massachusetts GO	5.000%	11/1/42	50	55
	Commonwealth of Massachusetts GO	2.500%	3/1/43	55	42
	Commonwealth of Massachusetts GO	5.000%	5/1/43	170	179
	Commonwealth of Massachusetts GO	5.250%	1/1/44	15	16
	Commonwealth of Massachusetts GO	3.000%	4/1/44	45	37
	Commonwealth of Massachusetts GO	5.000%	5/1/44	55	58
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	55	61
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/44	90	99
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35	36
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/30	150	168
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	150	173
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	255	290
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	45	51
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	150	169
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/44	90	89
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	70	70
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	90	82
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	100	108
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	120	121
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	175	178
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	150	155
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	175	172
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	25	27
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	105	109
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/29	65	73
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	55	58
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	360	360
					7,702
Michigan (1.4%)
[1,7]	Detroit City School District GO	5.250%	5/1/30	55	61
[1,7]	Detroit City School District GO	5.250%	5/1/32	35	39
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/32	45	50
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	25	28
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	85	88
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	15	16
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	50	51
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	50	51
14

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	210	216
Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	30	34
Michigan Appropriations Revenue GAN	5.000%	3/15/25	55	55
Michigan Appropriations Revenue GAN	5.000%	3/15/27	360	378
Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	500	516
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	455	471
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	225	229
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	75	76
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	35	39
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	235	261
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	125	141
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	65	72
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	260	291
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	50	56
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	40	44
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	15	15
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	70	70
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/44	275	271
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	30	34
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	150	167
				3,820
Minnesota (1.2%)
Metropolitan Council GAN GO	5.000%	12/1/29	145	160
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	120	125
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	235	245
Minnesota (State Office Building Project) COP	5.000%	11/1/40	30	33
Minnesota Appropriations Revenue	5.000%	3/1/27	75	79
Minnesota Appropriations Revenue	5.000%	3/1/30	25	28
Minnesota GO	5.000%	8/1/28	125	135
Minnesota GO	5.000%	10/1/28	100	107
Minnesota GO	5.000%	9/1/29	25	28
Minnesota GO	5.000%	9/1/30	80	90
Minnesota GO	5.000%	8/1/31	25	28
Minnesota GO	5.000%	9/1/31	65	74
Minnesota GO	5.000%	8/1/32	85	97
Minnesota GO	5.000%	8/1/32	225	257
Minnesota GO	5.000%	9/1/32	50	56
Minnesota GO	5.000%	8/1/33	190	220
Minnesota GO	5.000%	8/1/37	200	229
Minnesota GO	5.000%	8/1/40	10	11
Minnesota GO	5.000%	8/1/41	240	271
Minnesota GO	5.000%	8/1/42	260	292
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/25	50	50
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/32	265	300
Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/33	275	315
				3,230
Mississippi (0.3%)
Mississippi Development Bank Special Obligation Revenue (Desoto County, Mississippi Highway Refunding Project)	5.000%	1/1/32	50	56
Mississippi GO, Prere.	5.000%	10/1/25	105	107
Mississippi GO, Prere.	5.000%	10/1/27	640	681
				844
Missouri (0.0%)
University of Missouri of Curators College & University Revenue	5.000%	11/1/30	110	123
Nebraska (0.2%)
Lincoln NE Electric System Electric Power & Light Revenue	4.000%	9/1/40	45	44
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	120	130
Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/42	150	129
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	170	176
				479
Nevada (1.1%)
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	215	217
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	90	93
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	185	202
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	70	76
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	55	57
15

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	100	101
	Clark County NV GO	5.000%	11/1/28	15	16
	Clark County NV GO	5.000%	6/1/38	60	63
	Clark County NV GO	5.000%	6/1/43	85	89
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	95	98
	Clark County School District GO	5.000%	6/15/25	50	50
	Clark County School District GO	5.000%	6/15/25	75	76
	Clark County School District GO	5.000%	6/15/25	80	81
	Clark County School District GO	5.000%	6/15/26	565	582
	Las Vegas Valley Water District GO	5.000%	6/1/34	400	400
	Las Vegas Valley Water District GO	5.000%	6/1/41	75	76
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	60	62
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	150	155
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	235	246
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	265	277
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	75	78
					3,095
New Hampshire (0.1%)
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/32	200	228
New Jersey (3.4%)
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	30	30
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	275	286
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	60	61
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	65	66
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	150	152
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	15	15
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	190	191
	New Jersey GO	5.000%	6/1/28	75	81
	New Jersey GO	4.000%	6/1/31	280	296
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	125	127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	200	187
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	95	86
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	60	63
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	45	39
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	60	52
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	160	139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	145	157
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	45	38
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	340	286
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	170	186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	40	32
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	190	209
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	30	33
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	255	198
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	240	186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	125	127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	160	160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	55	61
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	400	300
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	245	259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	135	151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	55	39
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	75	83
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	25	28
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	485	334
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	130	137
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	250	163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	15	9
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	280	167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	320	182
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	400	393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	125	132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	75	82
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	285	286
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	25	28
16

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	5	5
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	120	120
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	100	92
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	100	99
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	25	24
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	100	113
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	45	49
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	200	203
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	200	220
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	200	224
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	40	30
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	50	27
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	60	61
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	70	71
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	55	57
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	240	240
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	135	138
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	250	255
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	30	31
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	125	131
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	215	226
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	15	16
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	260	259
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	20	22
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	100	110
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	100	99
					9,346
New Mexico (0.4%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	50	54
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	95	104
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	160	177
	New Mexico GO	5.000%	3/1/32	90	101
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	160	169
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	125	135
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	105	114
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	15	17
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	15	17
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	100	112
					1,000
New York (22.3%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/40	30	32
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	85	87
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	120	133
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	110	122
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	50	52
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	125	137
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	50	51
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/35	35	36
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	170	179
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	75	76
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	100	105
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	40	41
	Empire State Development Corp. Income Tax Revenue	5.250%	3/15/38	115	129
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	95	96
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/39	50	52
	Empire State Development Corp. Income Tax Revenue	5.250%	3/15/39	65	73
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	15	16
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/41	15	15
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	60	64
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	85	88
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	165	168
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/34	30	34
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	35	38
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	200	172
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	40	39
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	75	76
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	65	67
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	30	31
17

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	55	57
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/32	50	53
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	145	152
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	100	106
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	250	250
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	5	5
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	110	126
[1]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	80	80
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	95	106
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	500	511
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	80	78
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	80	78
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/24	195	195
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	80	83
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	90	93
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	200	205
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	105	104
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	155	125
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	25	25
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	100	102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	70	71
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	70	74
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	40	42
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20	21
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	65	54
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	245	251
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	250	254
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	10	7
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	50	46
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	60	61
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	80	90
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	25	18
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	55	58
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	105	106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	155	157
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	100	113
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	350	351
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	100	101
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	90	80
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	80	80
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	150	132
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	210	214
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	125	138
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	225	223
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	200	211
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	940	941
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	30	30
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	100	96
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	270	258
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	250	242
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	25	26
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	80	84
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	99
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	99
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/32	125	134
	Nassau County NY GO	4.000%	4/1/43	265	263
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	60	54
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	25	25
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	160	160
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	135	135
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	85	90
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	130	147
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	125	128
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	65	72
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	100	105
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	100	101
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	100	115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	200	211
18

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	65	70
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	35	40
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	100	116
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/36	30	28
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/36	30	30
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	10	11
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	50	58
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	105	96
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/37	115	112
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	110	116
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/38	50	50
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	75	79
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	10	11
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	100	100
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	100	104
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	300	313
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	50	53
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/41	135	144
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	40	40
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	100	99
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	55	58
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	455	460
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	70	71
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	90	95
New York City Transitional Finance Authority Building Aid Appropriationss Revenue	4.000%	7/15/44	270	255
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	90	96
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	90	92
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	120	120
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	95	101
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/32	115	113
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	100	106
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	60	60
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	30	30
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	395	384
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	150	150
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	250	240
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,000	1,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	125	127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	155	158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	110	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	200	213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	130	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	155	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	145	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	95	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	110	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	135	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	260	293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	150	170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	50	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	210	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	220	244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	75	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	90	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	70	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	20	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	275	303
19

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	180	191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	345	347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	210	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	85	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	250	278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	140	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	115	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	145	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	105	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	150	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	125	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	295	274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	160	174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	130	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	85	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	90	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/38	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	95	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	325	330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	45	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	145	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	25	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	85	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	110	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	200	200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	50	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,000	1,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	205	204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	55	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	150	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	70	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	75	81
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	150	160
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	100	100
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	400	401
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/25	75	76
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	250	266
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	100	109
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	250	283
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	110	124
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	50	56
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	250	278
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	85	94
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	250	278
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	35	39
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	250	274
20

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	190	207
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	100	110
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	250	272
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/25	25	25
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	145	102
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	35	29
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	350	268
New York NY GO	5.000%	8/1/25	180	182
New York NY GO	5.000%	8/1/25	50	51
New York NY GO	5.000%	8/1/25	120	122
New York NY GO	5.000%	8/1/25	320	324
New York NY GO	5.000%	8/1/26	105	109
New York NY GO	5.000%	8/1/26	210	218
New York NY GO	5.000%	9/1/26	135	140
New York NY GO	5.000%	8/1/27	230	243
New York NY GO	5.000%	8/1/27	135	142
New York NY GO	5.000%	9/1/27	500	530
New York NY GO	5.000%	9/1/27	150	159
New York NY GO	5.000%	8/1/28	75	81
New York NY GO	5.000%	8/1/28	160	172
New York NY GO	5.000%	10/1/28	50	54
New York NY GO	5.000%	8/1/29	200	219
New York NY GO	5.000%	8/1/29	35	38
New York NY GO	5.000%	8/1/29	250	271
New York NY GO	5.000%	9/1/29	1,000	1,095
New York NY GO	5.000%	10/1/29	70	77
New York NY GO	5.000%	8/1/30	75	83
New York NY GO	5.000%	8/1/30	50	55
New York NY GO	5.000%	8/1/30	85	94
New York NY GO	5.000%	4/1/31	70	76
New York NY GO	5.000%	8/1/31	100	110
New York NY GO	5.000%	8/1/31	45	50
New York NY GO	5.000%	8/1/32	75	82
New York NY GO	5.000%	4/1/33	100	106
New York NY GO	5.000%	8/1/33	100	100
New York NY GO	5.000%	8/1/33	125	142
New York NY GO	5.250%	10/1/33	15	16
New York NY GO	5.000%	4/1/34	100	106
New York NY GO	5.000%	8/1/34	195	223
New York NY GO	3.000%	10/1/34	65	61
New York NY GO	5.000%	10/1/34	5	5
New York NY GO	5.000%	4/1/35	150	158
New York NY GO	5.000%	5/1/35	110	122
New York NY GO	5.000%	8/1/35	90	96
New York NY GO	5.000%	8/1/35	140	159
New York NY GO	5.000%	10/1/35	200	223
New York NY GO	5.000%	12/1/35	10	10
New York NY GO	4.000%	3/1/36	10	10
New York NY GO	5.000%	4/1/36	60	67
New York NY GO	5.000%	4/1/36	50	56
New York NY GO	5.000%	8/1/36	70	78
New York NY GO	5.000%	8/1/36	40	43
New York NY GO	5.000%	10/1/36	55	57
New York NY GO	5.000%	3/1/37	55	62
New York NY GO	3.750%	6/1/37	55	53
New York NY GO	5.000%	8/1/37	100	113
New York NY GO	5.000%	10/1/37	50	52
New York NY GO	3.500%	3/1/38	50	47
New York NY GO	5.000%	3/1/38	65	70
New York NY GO	5.250%	5/1/38	10	11
New York NY GO	5.000%	8/1/38	100	112
New York NY GO	5.000%	9/1/38	550	618
New York NY GO	5.000%	10/1/38	100	107
New York NY GO	5.000%	3/1/39	205	228
New York NY GO	5.000%	9/1/39	450	504
New York NY GO	5.000%	4/1/40	150	166
New York NY GO	5.000%	9/1/40	50	56
New York NY GO	5.250%	10/1/40	30	33
New York NY GO	5.000%	3/1/42	40	44
New York NY GO	5.000%	8/1/42	40	43
21

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	3.250%	10/1/42	90	78
New York NY GO	5.250%	10/1/42	110	121
New York NY GO	5.000%	4/1/43	150	164
New York NY GO	5.000%	3/1/44	100	109
New York NY GO	5.000%	9/1/44	150	164
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	15	15
New York State Dormitory Authority College & University Revenue	5.000%	10/1/31	100	114
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	155	160
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	175	177
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	95	96
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	130	131
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	100	101
New York State Dormitory Authority College & University Revenue	5.000%	10/1/36	50	58
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	100	100
New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	60	63
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	85	87
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	15	16
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	570	578
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	75	83
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	130	144
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	40	41
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	90	101
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	90	96
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	95	105
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	100	112
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	75	84
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	65	71
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	690	691
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	325	354
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	80	83
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	75	84
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	30	30
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	110	111
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	35	37
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	390	435
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	70	76
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	55	57
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	65	72
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	75	80
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	40	41
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	50	50
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	120	123
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	60	68
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	50	51
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/37	90	89
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	195	199
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	55	56
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/37	230	245
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	140	143
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	55	56
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	30	32
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	200	202
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	35	37
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	465	402
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	50	43
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	550	595
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	45	38
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	45	49
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	100	109
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	100	109
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	105	106
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	50	50
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	10	10
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	65	70
22

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/29	75	82
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	170	177
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	50	52
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	50	53
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	100	113
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	100	114
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/33	165	190
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	100	112
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	80	89
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	40	41
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	65	67
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/33	50	55
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	75	82
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	50	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	130	140
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	35	37
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	115	122
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	100	112
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	105	105
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	45	44
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	50	53
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	135	143
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	75	80
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	110	117
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	75	78
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	145	154
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	150	159
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	106
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	480	503
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	140	147
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	35	37
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	500	518
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	25	25
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	240	242
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	205	206
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	120	122
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	150	158
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	155	173
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	160	185
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/39	20	23
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	20	21
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	220	221
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	205	216
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	50	58
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	1,030	1,082
	New York State Thruway Authority Highway Revenue	5.000%	1/1/37	75	86
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	100	110
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	60	66
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	50	55
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	60	67
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/37	100	111
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/41	60	65
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	150	154
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	50	56
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	60	66
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/37	40	41
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	100	102
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	25	27
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	60	61
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	100	115
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	100	113
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	200	200
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	320	322
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/40	20	20
23

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	150	150
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	500	505
	Suffolk County Water Authority Water Revenue	4.000%	6/1/31	70	70
	Suffolk County Water Authority Water Revenue	3.000%	6/1/32	50	50
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	55	49
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	145	145
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	95	97
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	235	245
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	110	114
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	100	113
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	110	114
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	170	176
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/41	150	149
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	230	228
	Triborough Bridge & Tunnel Authority Highway Revenue BAN	5.000%	11/1/25	90	92
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	50	50
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	190	194
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	185	191
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	75	78
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	95	101
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	100	111
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	100	112
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	70	80
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	100	116
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	25	26
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	200	230
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	200	229
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	105	119
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	175	193
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	30	32
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	25	27
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/32	295	288
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	30	31
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	15	16
					60,979
North Carolina (0.9%)
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/44	355	350
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	70	74
	North Carolina Appropriations Revenue	5.000%	6/1/26	55	57
	North Carolina Appropriations Revenue	5.000%	5/1/27	340	359
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	50	56
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/33	65	71
	North Carolina GO	5.000%	6/1/29	320	352
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	100	108
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	25	27
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	80	86
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	125	133
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	25	26
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	110	112
	North Carolina Special Obligation Revenue (Build NC Programs)	2.000%	5/1/35	50	41
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	400	213
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	300	144
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	300	137
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	10	10
	Wake County NC GO	5.000%	3/1/25	60	60
					2,416
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	255	255
Ohio (1.9%)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	175	168
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	80	87
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/25	50	50
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35	35	38
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/36	30	30
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	70	77
[8]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	155	135
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	250	259
	Miami Valley Career Technology Center GO	5.000%	12/1/44	500	516
24

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	250	247
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	500	500
Ohio GO	5.000%	8/1/25	80	81
Ohio GO	5.000%	9/15/25	85	86
Ohio GO	5.000%	8/1/27	75	80
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	125	133
Ohio State University College & University Revenue	5.000%	12/1/39	500	501
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	75	83
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	80	82
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	55	58
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	55	36
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	70	42
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	105	111
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	140	143
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	160	167
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	255	269
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	100	110
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	100	115
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	100	115
Ohio Water Development Authority Water Revenue	5.000%	6/1/28	35	38
Ohio Water Development Authority Water Revenue	5.000%	12/1/28	145	158
Ohio Water Development Authority Water Revenue	5.000%	12/1/29	85	93
Ohio Water Development Authority Water Revenue	5.000%	12/1/33	385	441
Ohio Water Development Authority Water Revenue	5.000%	12/1/44	100	110
Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/32	170	187
				5,346
Oklahoma (0.9%)
Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	25	25
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	115	118
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	30	31
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	30	31
Grand River Dam Authority Electric Power & Light Revenue	4.000%	6/1/33	15	15
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/35	100	115
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/39	100	112
Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/25	405	405
Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/26	500	485
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/27	75	77
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/29	120	130
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	65	72
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/25	170	170
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	280	287
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	70	73
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	85	93
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	45	46
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	90	90
				2,375
Oregon (0.5%)
Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	190	115
Multnomah County OR GO	5.000%	6/15/28	40	43
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	95	96
Multnomah County School District No. 40 GO	0.000%	6/15/43	75	31
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	125	143
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	20	22
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	50	54
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	350	354
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	25	25
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/31	65	73
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	100	116
Oregon State Lottery Revenue	5.000%	4/1/27	255	257
Oregon State Lottery Revenue	5.000%	4/1/29	15	15
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	10	11
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	10	10
				1,365
Pennsylvania (4.3%)
Allegheny County PA GO	5.000%	11/1/29	125	129
Commonwealth of Pennsylvania GO	5.000%	8/15/25	505	512
Commonwealth of Pennsylvania GO	5.000%	9/1/25	170	173
25

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	200	203
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	50	52
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	135	141
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	330	343
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	270	289
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35	38
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	25	27
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	20	22
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	235	257
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	110	111
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	25	27
	Commonwealth of Pennsylvania GO	4.000%	9/15/30	405	410
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	370	411
	Commonwealth of Pennsylvania GO	4.000%	6/15/31	90	90
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	255	286
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	370	420
	Commonwealth of Pennsylvania GO	4.000%	8/15/33	75	75
	Commonwealth of Pennsylvania GO	5.000%	9/1/33	50	57
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	110	107
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	310	310
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	150	151
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	105	99
	Commonwealth of Pennsylvania GO	4.000%	8/15/35	55	55
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	140	127
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	45	34
	Commonwealth of Pennsylvania GO	5.000%	10/1/42	50	55
	Commonwealth of Pennsylvania GO	4.000%	8/15/43	100	99
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	135	139
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	210	224
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	105	120
[8]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	300	324
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	65	75
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/41	75	75
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	100	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	25	26
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	100	108
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	100	113
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	85	86
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	50	50
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	125	126
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	30	31
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	90	90
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	410	411
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	10	10
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	50	52
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	435	425
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	75	76
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	305	314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	15	16
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	285	298
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	700	701
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/44	500	526
	Philadelphia PA GO	5.000%	8/1/26	55	57
	Philadelphia PA GO	4.000%	8/1/35	50	50
[2,6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/31	200	223
[2,6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/34	65	74
[2,6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/38	85	94
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	145	152
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	175	199
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	105	120
	School District of Philadelphia GO	5.000%	9/1/25	100	101
[3]	School District of Philadelphia GO	5.000%	9/1/25	10	10
[5]	School District of Philadelphia GO	5.000%	6/1/34	50	56
[1]	School District of Philadelphia GO	4.000%	9/1/43	485	483
[1]	School District of Philadelphia GO	3.000%	9/1/44	15	12
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	75	81
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	85	88
26

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	210	213
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	35	35
					11,719
Rhode Island (0.4%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	285	294
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	130	134
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	225	231
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	45	46
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	150	159
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/1/37	155	157
					1,021
South Carolina (0.5%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	365	381
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/41	350	349
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	30	30
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	250	247
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	150	163
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	70	68
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	70	74
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	50	54
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	10	10
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/39	95	99
					1,497
Tennessee (0.3%)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/35	100	115
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	25	26
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	30	30
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	50	52
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	60	63
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	30	31
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	50	55
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/31	35	37
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	95	100
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	190	192
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/34	25	24
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	100	105
					830
Texas (12.0%)
	Alamo Community College District GO	5.000%	2/15/26	50	51
	Alamo Community College District GO	5.000%	2/15/28	205	219
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/44	100	97
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	90	88
	Austin Community College District GO	4.000%	8/1/40	50	49
	Austin Independent School District GO	5.000%	8/1/25	85	86
	Austin Independent School District GO	5.000%	8/1/41	10	11
[9]	Austin Independent School District GO	5.000%	8/1/42	5	5
[9]	Barbers Hill Independent School District GO	4.000%	2/15/41	125	126
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	95	101
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	225	247
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	255	287
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	55	62
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	115	124
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/35	350	405
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/39	20	23
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/39	200	225
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	70	61
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	70	68
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	15	15
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	180	180
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	1,000	1,000
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	50	50
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	215	239
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	245	271
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	25	27
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	40	43
27

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	840	840
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	35	37
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	50	51
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	20	20
[9]	Conroe Independent School District GO	5.000%	2/15/37	65	74
[9]	Conroe Independent School District GO	5.000%	2/15/39	110	123
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	150	154
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	105	108
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	150	157
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	300	325
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	125	136
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	50	55
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	55	59
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	185	185
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	102
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	110	112
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	315	322
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	55	59
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	40	44
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	55	60
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	150	153
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/35	150	171
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	15	16
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	100	111
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	100	106
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	100	109
[9]	Dallas Independent School District GO	3.000%	2/15/35	50	47
	Dallas TX GO	5.000%	2/15/25	105	105
	Dallas TX GO	5.000%	2/15/26	20	21
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	70	71
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	150	155
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	180	186
[9]	Denton Independent School District GO	5.000%	8/15/43	95	103
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	210	213
	El Paso TX GO	4.000%	8/15/42	60	58
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	105	107
[9]	Frisco Independent School District GO	5.000%	8/15/36	80	85
[9]	Garland Independent School District GO	5.000%	2/15/26	80	82
[9]	Garland Independent School District GO	5.000%	2/15/34	90	102
[9]	Garland Independent School District GO	5.000%	2/15/35	135	152
	Garland Independent School District GO	5.000%	2/15/40	30	33
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	75	78
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	230	238
	Harris County Flood Control District GO	5.000%	10/1/32	55	62
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	50	50
	Harris County TX Highway Revenue	5.000%	8/15/25	180	183
	Harris County TX Highway Revenue	5.000%	8/15/31	240	247
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/32	115	121
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	40	41
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	150	150
[2,6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,540	1,596
[2,6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,510	1,614
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	150	150
[2,6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	290	317
[1,5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/34	50	32
[2,6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/38	275	302
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/34	435	499
[9]	Houston Independent School District GO	5.000%	2/15/26	235	241
[9]	Houston Independent School District GO	5.000%	2/15/26	65	67
[9]	Houston Independent School District GO	5.000%	2/15/28	75	78
[9]	Houston Independent School District GO	4.000%	2/15/37	50	50
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	25	26
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	75	75
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	95	98
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	300	308
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	110	125
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	55	56
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	15	13
	Houston TX GO	5.000%	3/1/25	565	568
	Houston TX GO	5.000%	3/1/26	105	108
28

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	5.000%	3/1/27	425	435
	Houston TX GO	5.000%	3/1/29	100	108
[8]	Houston TX Hotel Occupancy Tax & Special Revenue	0.000%	9/1/31	65	50
[8]	Houston TX Hotel Occupancy Tax & Special Revenue	0.000%	9/1/32	60	44
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/43	335	370
[9]	Irving Independent School District GO	5.000%	2/15/43	145	155
[9]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5	5
	Lewisville Independent School District GO	5.000%	8/15/25	150	152
	Lewisville Independent School District GO	4.000%	8/15/26	10	10
[9]	Lewisville Independent School District GO	5.000%	8/15/29	75	82
[9]	Lewisville Independent School District GO	5.000%	8/15/39	30	33
[9]	Lewisville Independent School District GO	5.000%	8/15/40	40	44
[9]	Lewisville Independent School District GO	4.000%	8/15/41	70	70
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/28	105	105
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	40	44
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	210	211
[9]	North East TX Independent School District GO	5.250%	2/1/27	15	16
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	100	100
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	50	51
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	80	82
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	75	78
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	90	92
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	20	22
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	30	30
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	290	295
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	204
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	20	22
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	100	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	100	111
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	155	160
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	195	221
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	45	52
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	110	111
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	445	499
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	230	228
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	255	255
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	350	371
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	140	139
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	265	269
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	50	54
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	50	54
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	25	28
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	35	34
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	60	59
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/44	10	11
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	90	76
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	35	28
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	60	45
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	220	151
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	15	10
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	110	69
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	300	181
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/28	145	157
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	125	140
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	55	62
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	120	137
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	145	163
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/35	135	155
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/37	150	171
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	225	255
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	90	102
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	40	40
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	55	60
	Plano Independent School District GO	5.000%	2/15/25	100	100
	Plano Independent School District GO	5.000%	2/15/34	35	39
29

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plano Independent School District GO	5.000%	2/15/38	20	22
	Plano Independent School District GO	5.000%	2/15/43	15	16
[9]	Round Rock Independent School District GO	4.000%	8/1/32	35	36
[9]	Round Rock Independent School District GO	2.750%	8/1/34	275	244
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	140	135
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	110	113
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	240	246
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	50	52
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	35	37
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	155	160
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	160	165
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	160	161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	70	75
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	235	256
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/43	100	111
	San Antonio Water System Water Revenue	5.000%	5/15/34	50	52
	Smith County TX GO	5.000%	8/15/43	10	11
[9]	Socorro Independent School District GO	5.000%	8/15/43	350	360
[9]	Spring Branch Independent School District GO	5.000%	2/1/25	100	100
[9]	Spring Branch Independent School District GO	5.000%	2/1/26	180	184
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/30	90	99
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/33	225	256
	Texas A&M University College & University Revenue	5.000%	5/15/28	50	53
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	110	112
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	60	61
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/32	100	114
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/33	275	315
	Texas GO	5.000%	10/1/29	35	36
	Texas GO	5.000%	10/1/30	155	163
	Texas GO	5.000%	10/1/31	255	259
	Texas GO	5.000%	10/1/33	115	120
	Texas GO	5.000%	10/1/36	50	51
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	420	414
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	95	93
[1]	Texas State Technical College & University Revenue	5.500%	8/1/42	95	106
	Texas State University System College & University Revenue	5.000%	3/15/27	200	210
	Texas State University System College & University Revenue	5.000%	3/15/28	155	163
	Texas State University System College & University Revenue	5.000%	3/15/29	50	52
	Texas State University System College & University Revenue	5.000%	3/15/31	40	42
	Texas Transportation Commission GO	5.000%	4/1/31	105	118
	Texas Transportation Commission GO	5.000%	4/1/33	250	285
	Texas Water Development Board Water Revenue	5.000%	4/15/29	50	53
	Texas Water Development Board Water Revenue	5.000%	10/15/31	100	105
	Texas Water Development Board Water Revenue	4.000%	10/15/32	75	75
	Texas Water Development Board Water Revenue	3.000%	10/15/34	25	24
	Texas Water Development Board Water Revenue	3.000%	10/15/35	80	74
	Texas Water Development Board Water Revenue	4.000%	10/15/35	95	97
	Texas Water Development Board Water Revenue	4.000%	10/15/36	175	178
	Texas Water Development Board Water Revenue	4.000%	10/15/36	60	61
	Texas Water Development Board Water Revenue	4.000%	10/15/36	80	81
	Texas Water Development Board Water Revenue	4.000%	10/15/37	110	112
	Texas Water Development Board Water Revenue	4.000%	10/15/37	40	40
	Texas Water Development Board Water Revenue	5.000%	10/15/37	110	124
	Texas Water Development Board Water Revenue	4.000%	10/15/38	5	5
	Texas Water Development Board Water Revenue	5.000%	10/15/38	40	42
	Texas Water Development Board Water Revenue	5.000%	10/15/38	95	106
	Texas Water Development Board Water Revenue	5.000%	10/15/40	85	86
	Texas Water Development Board Water Revenue	5.000%	8/1/41	90	98
	Texas Water Development Board Water Revenue	4.000%	10/15/41	300	298
	Texas Water Development Board Water Revenue	4.700%	10/15/41	65	69
	Texas Water Development Board Water Revenue	4.750%	10/15/42	40	42
	Texas Water Development Board Water Revenue	4.000%	10/15/43	130	131
	Texas Water Development Board Water Revenue	4.000%	10/15/43	250	249
	University of Houston College & University Revenue	5.000%	2/15/42	110	118
	Williamson County TX GO	4.000%	2/15/26	120	122
[9]	Wylie Independent School District GO	3.000%	8/15/44	50	41
[9]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	100	101
					32,968
30

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utah (1.1%)
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	210	230
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	285	316
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	30	34
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	25	28
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/36	205	228
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	50	55
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	85	93
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	425	461
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	90	99
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	25	27
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	75	82
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	70	78
Utah GO	5.000%	7/1/28	190	205
Utah GO	5.000%	7/1/30	15	16
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	25	18
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	100	115
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	50	56
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	100	113
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	130	130
Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	135	136
Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	260	261
Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	70	70
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	190	192
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	55	56
				3,099
Vermont (0.0%)
University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	65	64
Virginia (1.6%)
Commonwealth of Virginia GO	5.000%	6/1/27	100	101
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	15	16
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	115	125
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	150	154
University of Virginia College & University Revenue	5.000%	4/1/38	600	624
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	195	177
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	135	138
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	150	154
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	405	433
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	25	26
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	45	50
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	80	83
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	95	107
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	120	137
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	40	38
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	50	56
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	45	51
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	55	61
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/41	10	11
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	65	72
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	130	144
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	10	10
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/44	200	199
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	55	51
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	10	9
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	95	84
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	25	25
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/29	115	126
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	35	40
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/33	5	5
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/33	55	63
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/34	10	10
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	80	81
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	135	144
31

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	75	79
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	155	159
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	35	36
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/37	30	33
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	65	66
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	95	96
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	185	181
				4,255
Washington (4.8%)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	200	217
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	50	56
Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	175	161
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	15	17
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	185	187
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	45	48
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	170	172
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	630	636
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	50	51
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	135	138
Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	135	137
Energy Northwest Nuclear Revenue	5.000%	7/1/25	50	51
Energy Northwest Nuclear Revenue	5.000%	7/1/26	275	278
Energy Northwest Nuclear Revenue	4.000%	7/1/30	170	179
Energy Northwest Nuclear Revenue	5.000%	7/1/33	35	37
Energy Northwest Nuclear Revenue	5.000%	7/1/33	215	217
Energy Northwest Nuclear Revenue	5.000%	7/1/34	100	104
Energy Northwest Nuclear Revenue	5.000%	7/1/34	60	68
Energy Northwest Nuclear Revenue	5.000%	7/1/35	100	113
Energy Northwest Nuclear Revenue	5.000%	7/1/35	160	174
Energy Northwest Nuclear Revenue	5.000%	7/1/36	15	16
Energy Northwest Nuclear Revenue	5.000%	7/1/36	25	28
Energy Northwest Nuclear Revenue	5.000%	7/1/37	115	123
Energy Northwest Nuclear Revenue	5.000%	7/1/38	130	139
Energy Northwest Nuclear Revenue	5.000%	7/1/38	105	106
Energy Northwest Nuclear Revenue	5.000%	7/1/39	55	61
Energy Northwest Nuclear Revenue	5.000%	7/1/40	95	103
Energy Northwest Nuclear Revenue	5.000%	7/1/40	160	179
Energy Northwest Nuclear Revenue	5.000%	7/1/41	200	215
Energy Northwest Nuclear Revenue	4.000%	7/1/42	120	120
Energy Northwest Nuclear Revenue (Electric 3 Revenue Project)	5.000%	7/1/33	100	114
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	115	116
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	85	88
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	55	57
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	55	58
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	65	69
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	250	264
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	125	131
Franklin County School District No. 1 Pasco GO	5.500%	12/1/40	15	17
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/36	75	79
King County School District No. 411 Issaquah GO	3.000%	12/1/30	125	120
King County WA GO	4.000%	1/1/26	105	106
King County WA Sewer Revenue	4.000%	7/1/30	180	182
King County WA Sewer Revenue	4.000%	7/1/35	100	100
Pierce County School District No. 10 Tacoma GO	4.000%	12/1/42	100	99
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	50	56
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	15	15
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	55	53
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/37	125	127
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/40	35	39
Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	215	230
University of Washington College & University Revenue	4.000%	12/1/41	50	50
University of Washington College & University Revenue	3.125%	7/1/42	100	83
Washington GO	5.000%	7/1/25	100	101
Washington GO	5.000%	7/1/25	100	101
Washington GO	4.000%	7/1/26	65	66
Washington GO	5.000%	7/1/27	125	125
Washington GO	5.000%	7/1/27	170	170
Washington GO	5.000%	8/1/28	180	190
Washington GO	5.000%	8/1/28	440	465
32

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/28	50	54
[2]	Washington GO	5.000%	7/1/29	200	218
	Washington GO	5.000%	8/1/29	70	77
	Washington GO	5.000%	8/1/30	105	110
	Washington GO	5.000%	8/1/30	40	44
	Washington GO	5.000%	7/1/31	65	73
[2]	Washington GO	5.000%	7/1/31	185	207
	Washington GO	5.000%	8/1/31	55	62
	Washington GO	5.000%	7/1/32	50	51
	Washington GO	5.000%	7/1/32	50	51
	Washington GO	5.000%	8/1/32	250	283
[2]	Washington GO	5.000%	7/1/33	120	137
	Washington GO	5.000%	8/1/33	120	135
	Washington GO	5.000%	2/1/34	50	56
	Washington GO	5.000%	8/1/34	320	334
	Washington GO	5.000%	8/1/34	65	75
	Washington GO	5.000%	8/1/34	55	63
	Washington GO	5.000%	8/1/35	10	11
	Washington GO	5.000%	2/1/36	75	81
	Washington GO	5.000%	2/1/36	35	39
	Washington GO	5.000%	8/1/36	170	192
	Washington GO	5.000%	8/1/36	140	160
	Washington GO	5.000%	8/1/36	90	101
	Washington GO	5.000%	7/1/37	85	95
	Washington GO	5.000%	8/1/37	25	28
	Washington GO	5.000%	2/1/38	40	44
	Washington GO	5.000%	2/1/38	100	105
	Washington GO	5.000%	2/1/38	70	75
	Washington GO	5.000%	2/1/38	75	78
	Washington GO	5.000%	2/1/39	40	42
	Washington GO	5.000%	2/1/39	25	28
	Washington GO	5.000%	8/1/39	45	50
	Washington GO	5.000%	8/1/39	40	43
	Washington GO	5.000%	2/1/40	15	16
	Washington GO	5.000%	8/1/40	100	110
	Washington GO	5.000%	2/1/41	165	172
	Washington GO	5.000%	2/1/42	200	212
	Washington GO	5.000%	2/1/42	145	157
	Washington GO	5.000%	2/1/42	50	55
	Washington GO	5.000%	8/1/42	500	544
	Washington GO	5.000%	2/1/43	165	180
	Washington GO	5.000%	8/1/43	145	156
	Washington GO	5.000%	8/1/43	90	95
	Washington GO	5.000%	8/1/43	75	82
	Washington GO	5.000%	8/1/43	100	108
	Washington GO	5.000%	2/1/44	100	108
	Washington GO	5.000%	2/1/44	55	60
	Washington GO	5.000%	2/1/44	65	68
	Whatcom County School District No. 501 Bellingham GO	5.000%	12/1/39	120	134
					13,061
West Virginia (0.0%)
	West Virginia GO	5.000%	12/1/41	25	26
	West Virginia GO	4.000%	6/1/43	20	20
					46
Wisconsin (1.8%)
	Mount Pleasant WI Tax Allocation Tax Allocation Revenue	5.000%	4/1/43	100	104
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	50	51
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	1,000	1,030
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	300	316
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	160	168
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	106
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	120	126
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	125	139
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	50	57
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	50	57
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/33	560	642
	Wisconsin GO	5.000%	5/1/25	70	70
	Wisconsin GO	5.000%	11/1/25	100	102
	Wisconsin GO	5.000%	5/1/26	175	180
33

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wisconsin GO	5.000%	5/1/27	50	52
	Wisconsin GO	5.000%	11/1/28	50	53
	Wisconsin GO	5.000%	11/1/29	75	77
	Wisconsin GO	5.000%	11/1/29	225	236
	Wisconsin GO	5.000%	5/1/30	115	128
	Wisconsin GO	5.000%	5/1/30	120	133
	Wisconsin GO	4.000%	11/1/34	35	35
	Wisconsin GO	5.000%	5/1/35	75	86
	Wisconsin GO	5.000%	5/1/35	25	29
	Wisconsin GO	5.000%	5/1/37	20	23
	Wisconsin GO	5.000%	5/1/38	325	368
	Wisconsin GO	5.000%	5/1/38	450	510
	Wisconsin GO	5.000%	5/1/39	15	17
	Wisconsin GO, Prere.	5.000%	5/1/25	110	111
					5,006
Total Tax-Exempt Municipal Bonds (Cost $276,467)					275,416
				Shares
Temporary Cash Investments (0.9%)
Investment Company (0.9%)
[10]	Vanguard Municipal Low Duration Fund (Cost $2,442)	3.614%		244,184	2,442
Total Investments (101.5%) (Cost $278,909)					277,858
Other Assets and Liabilities—Net (-1.5%)					(4,001)
Net Assets (100%)					273,857
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Intermediate-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $276,467)	275,416
Affiliated Issuers (Cost $2,442)	2,442
Total Investments in Securities	277,858
Investment in Vanguard	7
Receivables for Investment Securities Sold	101
Receivables for Accrued Income	3,409
Total Assets	281,375
Liabilities
Payables for Investment Securities Purchased	7,508
Payables to Vanguard	10
Total Liabilities	7,518
Net Assets	273,857
At October 31, 2024, net assets consisted of:

Paid-in Capital	274,252
Total Distributable Earnings (Loss)	(395)
Net Assets	273,857

Net Assets
Applicable to 2,750,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	273,857
Net Asset Value Per Share	$99.58

See accompanying Notes, which are an integral part of the Financial Statements.
35

Intermediate-Term Tax-Exempt Bond ETF
Statement of Operations

January 26, 2024[1] to October 31, 2024
($000)
Investment Income
Income
Interest[2]	3,716
Total Income	3,716
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2
Management and Administrative	25
Marketing and Distribution	5
Custodian Fees	5
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	7
Trustees’ Fees and Expenses	—
Professional Services	16
Total Expenses	92
Expenses Paid Indirectly	(1)
Net Expenses	91
Net Investment Income	3,625
Realized Net Gain (Loss) on Investment Securities Sold[2]	(21)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(1,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,553
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $81,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Intermediate-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

January 26, 2024[1] to October 31, 2024
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,625
Realized Net Gain (Loss)	(21)
Change in Unrealized Appreciation (Depreciation)	(1,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,553
Distributions
Total Distributions	(2,948)
Capital Share Transactions
Issued	274,252
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	274,252
Total Increase (Decrease)	273,857
Net Assets
Beginning of Period	—
End of Period	273,857
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Intermediate-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	January 26, 2024[1] to October 31, 2024
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income[2]	2.425
Net Realized and Unrealized Gain (Loss) on Investments	(.973)
Total from Investment Operations	1.452
Distributions
Dividends from Net Investment Income	(1.872)
Distributions from Realized Capital Gains	—
Total Distributions	(1.872)
Net Asset Value, End of Period	$99.58
Total Return	1.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$274
Ratio of Total Expenses to Average Net Assets	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	3.17%
Portfolio Turnover Rate[4]	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Intermediate-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $7,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
39

Intermediate-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	275,416	—	275,416
Temporary Cash Investments	2,442	—	—	2,442
Total	2,442	275,416	—	277,858
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	677
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,053)
Capital Loss Carryforwards	(19)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(395)
The tax character of distributions paid was as follows:
Period Ended October 31,
2024 Amount ($000)
Tax-Exempt Income	2,948
Ordinary Income*	—
Long-Term Capital Gains	—
Total	2,948
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	278,911
Gross Unrealized Appreciation	702
Gross Unrealized Depreciation	(1,755)
Net Unrealized Appreciation (Depreciation)	(1,053)
F.	During the year ended October 31, 2024, the fund purchased $281,591,000 of investment securities and sold $44,550,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $35,759,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
40

Intermediate-Term Tax-Exempt Bond ETF
G.	Capital shares issued and redeemed were:

January 26, 2024[1] to October 31, 2024
Shares (000)
Issued	2,750
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	2,750
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
41

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Intermediate-Term Tax-Exempt Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Intermediate-Term Tax-Exempt Bond ETF (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 26, 2024 (inception) through October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period January 26, 2024 (inception) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
42

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
QV0370 122024
43

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.